UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22619

Name of Registrant:	Vanguard Charlotte Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024—April 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Total International Bond Index Fund Investor Shares - VTIBX

Total International Bond Index Fund ETF Shares - BNDX

Total International Bond Index Fund Admiral™ Shares - VTABX

Total International Bond Index Fund Institutional Shares - VTIFX

Total International Bond II Index Fund Investor Shares - VTIIX

Total International Bond II Index Fund Institutional Shares - VTILX

Vanguard Total International Bond Index Fund

Investor Shares (VTIBX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	0.0%
Asia	19.9%
Europe	62.7%
North America	10.4%
Oceania	3.8%
South America	0.6%
Other Assets and Liabilities—Net	2.6%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$102,917
Number of Portfolio Holdings	7,403
Portfolio Turnover Rate	14%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1231

Vanguard Total International Bond Index Fund

ETF Shares (BNDX) Nasdaq

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	0.0%
Asia	19.9%
Europe	62.7%
North America	10.4%
Oceania	3.8%
South America	0.6%
Other Assets and Liabilities—Net	2.6%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$102,917
Number of Portfolio Holdings	7,403
Portfolio Turnover Rate	14%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3711

Vanguard Total International Bond Index Fund

Admiral™ Shares (VTABX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	0.0%
Asia	19.9%
Europe	62.7%
North America	10.4%
Oceania	3.8%
South America	0.6%
Other Assets and Liabilities—Net	2.6%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$102,917
Number of Portfolio Holdings	7,403
Portfolio Turnover Rate	14%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR511

Vanguard Total International Bond Index Fund

Institutional Shares (VTIFX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	0.0%
Asia	19.9%
Europe	62.7%
North America	10.4%
Oceania	3.8%
South America	0.6%
Other Assets and Liabilities—Net	2.6%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$102,917
Number of Portfolio Holdings	7,403
Portfolio Turnover Rate	14%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR2011

Vanguard Total International Bond II Index Fund

Investor Shares (VTIIX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total International Bond II Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	0.0%
Asia	19.8%
Europe	62.7%
North America	10.4%
Oceania	3.8%
South America	0.7%
Other Assets and Liabilities—Net	2.6%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$126,982
Number of Portfolio Holdings	7,865
Portfolio Turnover Rate	14%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR4438

Vanguard Total International Bond II Index Fund

Institutional Shares (VTILX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total International Bond II Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	0.0%
Asia	19.8%
Europe	62.7%
North America	10.4%
Oceania	3.8%
South America	0.7%
Other Assets and Liabilities—Net	2.6%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$126,982
Number of Portfolio Holdings	7,865
Portfolio Turnover Rate	14%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR2595

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended April 30, 2025
Vanguard Total International Bond Index Fund

Contents
Financial Statements	1

Total International Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
	Tennessee Valley Authority (Cost $1,239)	5.625%	6/7/32	GBP	716	996
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United Kingdom (0.0%)
[1]	Canary Wharf Finance II plc (Cost $459)	5.952%	10/22/37	GBP	296	410
Corporate Bonds (20.8%)
Australia (0.6%)
	AGI Finance Pty Ltd.	2.119%	6/24/27	AUD	5,000	3,067
	AGI Finance Pty Ltd.	6.109%	6/28/30	AUD	800	540
	Amcor UK Finance plc	1.125%	6/23/27	EUR	2,543	2,779
	APA Infrastructure Ltd.	2.000%	3/22/27	EUR	4,309	4,838
	APA Infrastructure Ltd.	0.750%	3/15/29	EUR	1,000	1,040
	APA Infrastructure Ltd.	3.500%	3/22/30	GBP	3,000	3,700
	APA Infrastructure Ltd.	2.000%	7/15/30	EUR	9,000	9,591
	APA Infrastructure Ltd.	3.125%	7/18/31	GBP	1,000	1,179
	APA Infrastructure Ltd.	1.250%	3/15/33	EUR	4,608	4,341
	APA Infrastructure Ltd.	2.500%	3/15/36	GBP	5,176	5,007
	Aurizon Network Pty Ltd.	6.100%	9/12/31	AUD	4,700	3,103
	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	AUD	1,010	620
	Ausgrid Finance Pty Ltd.	5.408%	3/28/31	AUD	10,000	6,504
	AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	2,269	2,522
	AusNet Services Holdings Pty Ltd.	4.400%	8/16/27	AUD	650	418
	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	AUD	1,410	896
	AusNet Services Holdings Pty Ltd.	2.600%	7/31/29	AUD	3,160	1,855
	AusNet Services Holdings Pty Ltd.	6.134%	5/31/33	AUD	2,630	1,767
	AusNet Services Holdings Pty Ltd.	1.625%	3/11/81	EUR	1,500	1,645
	Australia & New Zealand Banking Group Ltd.	5.350%	11/4/27	AUD	3,500	2,314
	Australia & New Zealand Banking Group Ltd.	4.950%	9/11/28	AUD	6,030	3,962
	Australia & New Zealand Banking Group Ltd.	4.950%	2/5/29	AUD	20,630	13,545
	Australia & New Zealand Banking Group Ltd.	5.000%	6/18/29	AUD	5,000	3,292
	Australia & New Zealand Banking Group Ltd.	0.669%	5/5/31	EUR	5,600	6,185
	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/32	AUD	9,135	5,994
	Australia & New Zealand Banking Group Ltd.	1.500%	9/1/32	JPY	200,000	1,396
	Australia & New Zealand Banking Group Ltd.	6.405%	9/20/34	AUD	7,532	5,053
	Australia Pacific Airports Melbourne Pty Ltd.	4.375%	5/24/33	EUR	5,000	5,963
	BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	4,653	5,353
	BHP Billiton Finance Ltd.	1.500%	4/29/30	EUR	7,299	7,698
	BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	1,545	1,712
	BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	2,859	3,139
	Brisbane Airport Corp. Pty Ltd.	5.900%	3/8/34	AUD	10,000	6,554
	CIMIC Finance Ltd.	1.500%	5/28/29	EUR	2,800	2,927
	Coles Group Treasury Pty Ltd.	2.650%	11/6/29	AUD	2,610	1,531
	Coles Group Treasury Pty Ltd.	2.100%	8/27/30	AUD	1,860	1,028
	Commonwealth Bank of Australia	3.000%	9/4/26	GBP	3,376	4,428
	Commonwealth Bank of Australia	4.400%	8/18/27	AUD	10,000	6,466
	Commonwealth Bank of Australia	3.768%	8/31/27	EUR	3,500	4,108
	Commonwealth Bank of Australia	5.000%	1/13/28	AUD	15,000	9,845
	Commonwealth Bank of Australia	4.900%	8/17/28	AUD	9,250	6,067
	Commonwealth Bank of Australia	0.875%	2/19/29	EUR	5,087	5,452
	Commonwealth Bank of Australia	0.125%	10/15/29	EUR	20,000	20,440
	Commonwealth Bank of Australia	4.946%	4/14/32	AUD	1,310	842
	Commonwealth Bank of Australia	6.860%	11/9/32	AUD	20,000	13,427
	Computershare US Inc.	3.147%	11/30/27	AUD	3,000	1,844
	CPIF Finance Pty Ltd.	2.485%	10/28/30	AUD	2,700	1,494
	DEXUS Finance Pty Ltd.	3.000%	2/3/32	AUD	3,720	2,052
	ElectraNet Pty Ltd.	2.474%	12/15/28	AUD	1,800	1,072
	GAIF Bond Issuer Pty Ltd.	2.584%	11/18/27	AUD	1,800	1,105
	GAIF Bond Issuer Pty Ltd.	1.900%	12/14/28	AUD	2,490	1,448
	Glencore Capital Finance DAC	1.125%	3/10/28	EUR	6,070	6,535
	Glencore Capital Finance DAC	4.154%	4/29/31	EUR	3,000	3,509
1

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Glencore Capital Finance DAC	1.250%	3/1/33	EUR	4,429	4,157
Glencore Finance Europe Ltd.	1.500%	10/15/26	EUR	200	223
GTA Finance Co. Pty Ltd.	2.200%	8/26/27	AUD	2,810	1,693
ING Bank Australia Ltd.	4.500%	5/26/29	AUD	3,000	1,935
Lendlease Finance Ltd.	3.400%	10/27/27	AUD	930	571
Lendlease Finance Ltd.	3.700%	3/31/31	AUD	2,980	1,647
Lonsdale Finance Pty Ltd.	2.100%	10/15/27	AUD	1,490	903
Macquarie Group Ltd.	0.350%	3/3/28	EUR	11,316	12,030
Macquarie Group Ltd.	0.943%	1/19/29	EUR	5,000	5,275
Macquarie Group Ltd.	4.080%	5/31/29	GBP	3,700	4,812
Macquarie Group Ltd.	2.723%	8/21/29	CAD	1,495	1,048
Macquarie Group Ltd.	0.950%	5/21/31	EUR	2,214	2,204
National Australia Bank Ltd.	0.875%	2/19/27	EUR	6,087	6,733
National Australia Bank Ltd.	2.900%	2/25/27	AUD	9,086	5,714
National Australia Bank Ltd.	4.400%	5/12/28	AUD	16,716	10,794
National Australia Bank Ltd.	2.125%	5/24/28	EUR	10,000	11,236
National Australia Bank Ltd.	1.375%	8/30/28	EUR	2,500	2,728
National Australia Bank Ltd.	5.400%	11/16/28	AUD	10,000	6,666
National Australia Bank Ltd.	0.010%	1/6/29	EUR	28,000	29,038
National Australia Bank Ltd.	4.850%	3/22/29	AUD	9,839	6,445
National Australia Bank Ltd.	3.125%	2/28/30	EUR	10,000	11,514
National Australia Bank Ltd.	1.125%	5/20/31	EUR	2,500	2,586
National Australia Bank Ltd.	1.699%	9/15/31	GBP	2,214	2,801
National Australia Bank Ltd.	6.322%	8/3/32	AUD	5,000	3,311
National Australia Bank Ltd.	6.163%	3/9/33	AUD	5,640	3,737
NBN Co. Ltd.	2.150%	6/2/28	AUD	4,650	2,800
NBN Co. Ltd.	4.125%	3/15/29	EUR	8,500	10,119
NBN Co. Ltd.	2.200%	12/16/30	AUD	3,730	2,097
NBN Co. Ltd.	4.375%	3/15/33	EUR	4,185	5,095
Network Finance Co. Pty Ltd.	2.579%	10/3/28	AUD	1,160	697
Network Finance Co. Pty Ltd.	6.061%	6/19/30	AUD	1,370	923
Norfina Ltd.	3.250%	8/24/26	AUD	400	253
NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/29	AUD	2,240	1,332
NSW Electricity Networks Finance Pty Ltd.	2.543%	9/23/30	AUD	1,250	701
Optus Finance Pty Ltd.	1.000%	6/20/29	EUR	5,000	5,211
Origin Energy Finance Ltd.	1.000%	9/17/29	EUR	2,599	2,663
Pacific National Finance Pty Ltd.	3.800%	9/8/31	AUD	5,000	2,741
Qantas Airways Ltd.	3.150%	9/27/28	AUD	12,280	7,438
Qantas Airways Ltd.	2.950%	11/27/29	AUD	740	432
Qantas Airways Ltd.	5.250%	9/9/30	AUD	2,530	1,621
Scentre Group Trust 1	3.875%	7/16/26	GBP	2,591	3,416
Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/28	EUR	2,539	2,778
Scentre Group Trust 1 / Scentre Group Trust 2	1.450%	3/28/29	EUR	1,958	2,104
Sydney Airport Finance Co. Pty Ltd.	4.375%	5/3/33	EUR	9,000	10,726
Sydney Airport Finance Co. Pty Ltd.	5.900%	4/19/34	AUD	5,000	3,273
Telstra Corp. Ltd.	4.000%	4/19/27	AUD	890	570
Telstra Corp. Ltd.	1.375%	3/26/29	EUR	1,263	1,363
Telstra Corp. Ltd.	1.000%	4/23/30	EUR	2,543	2,643
Telstra Group Ltd.	5.650%	3/6/34	AUD	8,000	5,304
Toyota Finance Australia Ltd.	2.280%	10/21/27	EUR	7,631	8,599
Toyota Finance Australia Ltd.	3.386%	3/18/30	EUR	7,800	8,990
Transurban Finance Co. Pty Ltd.	4.555%	11/14/28	CAD	1,213	899
Transurban Finance Co. Pty Ltd.	3.000%	4/8/30	EUR	9,539	10,821
Transurban Finance Co. Pty Ltd.	3.713%	3/12/32	EUR	5,000	5,802
Transurban Finance Co. Pty Ltd.	4.225%	4/26/33	EUR	3,500	4,149
Transurban Queensland Finance Pty Ltd.	3.250%	8/5/31	AUD	2,160	1,227
University of Technology Sydney	3.750%	7/20/27	AUD	220	140
Vicinity Centres Trust	1.125%	11/7/29	EUR	1,512	1,554
Wesfarmers Ltd.	1.941%	6/23/28	AUD	500	298
Wesfarmers Ltd.	0.954%	10/21/33	EUR	8,836	8,182
WestConnex Finance Co. Pty Ltd.	3.150%	3/31/31	AUD	3,360	1,922
Westpac Banking Corp.	4.125%	6/4/26	AUD	700	449
Westpac Banking Corp.	1.079%	4/5/27	EUR	8,921	9,886
Westpac Banking Corp.	0.875%	4/17/27	EUR	100	110
Westpac Banking Corp.	1.125%	9/5/27	EUR	5,690	6,243
Westpac Banking Corp.	5.300%	11/11/27	AUD	15,000	9,903
Westpac Banking Corp.	4.800%	2/16/28	AUD	5,000	3,266
Westpac Banking Corp.	1.450%	7/17/28	EUR	418	458
Westpac Banking Corp.	5.000%	9/19/28	AUD	7,900	5,197
Westpac Banking Corp.	0.010%	9/22/28	EUR	19,280	20,146
2

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Westpac Banking Corp.	5.000%	1/15/29	AUD	10,000	6,582
	Westpac Banking Corp.	5.100%	5/14/29	AUD	68,000	44,987
	Westpac Banking Corp.	3.799%	1/17/30	EUR	10,000	11,837
	Westpac Banking Corp.	1.375%	5/17/32	EUR	5,087	5,234
	Westpac Banking Corp.	6.491%	6/23/33	AUD	6,000	4,017
	Woolworths Group Ltd.	1.850%	11/15/27	AUD	2,980	1,803
	Woolworths Group Ltd.	0.375%	11/15/28	EUR	9,300	9,605
	Woolworths Group Ltd.	2.800%	5/20/30	AUD	7,340	4,241
	Woolworths Group Ltd.	5.910%	11/29/34	AUD	10,000	6,536
	WSO Finance Pty Ltd.	4.500%	3/31/27	AUD	2,180	1,407
						643,783
Austria (0.3%)
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.125%	7/31/28	EUR	35,800	38,991
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.750%	3/8/30	EUR	10,000	10,897
	Erste Group Bank AG	0.750%	1/17/28	EUR	8,100	8,826
	Erste Group Bank AG	0.010%	9/11/29	EUR	16,500	16,821
	Erste Group Bank AG	0.250%	9/14/29	EUR	2,200	2,222
	Erste Group Bank AG	4.250%	5/30/30	EUR	5,000	5,939
	Erste Group Bank AG	2.875%	1/9/31	EUR	10,000	11,499
	Erste Group Bank AG	0.250%	1/27/31	EUR	2,500	2,414
	Erste Group Bank AG	0.875%	11/15/32	EUR	6,000	6,428
	Erste Group Bank AG	0.875%	5/15/34	EUR	7,600	7,183
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	1.625%	5/11/29	EUR	18,200	19,946
	Hypo Vorarlberg Bank AG	3.250%	2/19/27	EUR	5,000	5,770
[2]	OeBB-Infrastruktur AG	2.250%	5/28/29	EUR	1,536	1,732
[2]	OeBB-Infrastruktur AG	3.375%	5/18/32	EUR	5,362	6,352
	OMV AG	1.000%	12/14/26	EUR	1,767	1,960
	OMV AG	1.875%	12/4/28	EUR	2,327	2,572
	OMV AG	2.375%	4/9/32	EUR	7,683	8,374
	OMV AG	3.750%	9/4/36	EUR	5,000	5,723
	OMV AG	2.875%	Perpetual	EUR	3,300	3,514
	Raiffeisen Bank International AG	0.375%	9/25/26	EUR	3,100	3,404
	Raiffeisen Bank International AG	0.050%	9/1/27	EUR	400	428
	Raiffeisen Bank International AG	5.750%	1/27/28	EUR	22,000	26,948
	Raiffeisen Bank International AG	6.000%	9/15/28	EUR	2,500	3,026
	Raiffeisen Bank International AG	4.625%	8/21/29	EUR	5,000	5,841
	Raiffeisen Bank International AG	4.500%	5/31/30	EUR	8,000	9,457
	Raiffeisen Bank International AG	2.875%	6/18/32	EUR	2,500	2,761
	Raiffeisen Bank International AG	7.375%	12/20/32	EUR	4,800	5,825
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	8/28/26	EUR	2,500	2,777
	Raiffeisenlandesbank Niederoesterreich-Wien AG	1.250%	4/21/27	EUR	12,400	13,777
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/30/29	EUR	6,000	6,403
	Raiffeisenlandesbank Niederoesterreich-Wien AG	2.375%	8/31/32	EUR	12,500	13,680
	Raiffeisenlandesbank Oberoesterreich AG	3.625%	12/13/27	EUR	7,000	8,186
	Raiffeisen-Landesbank Steiermark AG	1.375%	5/11/33	EUR	2,500	2,514
	UniCredit Bank Austria AG	0.250%	6/4/27	EUR	5,000	5,453
	UniCredit Bank Austria AG	2.375%	9/20/27	EUR	2,400	2,730
	UniCredit Bank Austria AG	0.625%	3/20/29	EUR	6,200	6,562
	UniCredit Bank Austria AG	0.250%	6/21/30	EUR	10,500	10,601
	UNIQA Insurance Group AG	6.000%	7/27/46	EUR	700	812
						298,348
Belgium (0.4%)
	AG Insurance SA	3.500%	6/30/47	EUR	3,400	3,844
	Ageas SA	3.250%	7/2/49	EUR	1,700	1,894
	Anheuser-Busch InBev Finance Inc.	4.320%	5/15/47	CAD	5,171	3,509
	Anheuser-Busch InBev SA NV	1.150%	1/22/27	EUR	13,411	14,891
	Anheuser-Busch InBev SA NV	1.125%	7/1/27	EUR	10,638	11,727
	Anheuser-Busch InBev SA NV	2.125%	12/2/27	EUR	9,861	11,072
	Anheuser-Busch InBev SA NV	2.000%	3/17/28	EUR	16,068	17,999
	Anheuser-Busch InBev SA NV	1.500%	4/18/30	EUR	461	493
	Anheuser-Busch InBev SA NV	1.650%	3/28/31	EUR	14,558	15,319
	Anheuser-Busch InBev SA NV	2.875%	4/2/32	EUR	9,127	10,178
	Anheuser-Busch InBev SA NV	3.250%	1/24/33	EUR	2,599	2,961
	Anheuser-Busch InBev SA NV	2.750%	3/17/36	EUR	5,495	5,843
	Anheuser-Busch InBev SA NV	3.750%	3/22/37	EUR	8,000	9,109
	Anheuser-Busch InBev SA NV	3.700%	4/2/40	EUR	9,527	10,517
	Anheuser-Busch InBev SA NV	3.950%	3/22/44	EUR	5,500	6,082
	Anheuser-Busch InBev Worldwide Inc.	4.100%	9/6/27	AUD	1,210	775
	Argenta Spaarbank NV	5.375%	11/29/27	EUR	13,000	15,271
3

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Argenta Spaarbank NV	3.375%	6/22/28	EUR	5,000	5,838
Argenta Spaarbank NV	1.375%	2/8/29	EUR	12,000	12,957
Belfius Bank SA	3.125%	5/11/26	EUR	6,000	6,799
Belfius Bank SA	0.125%	9/14/26	EUR	5,000	5,519
Belfius Bank SA	0.125%	2/8/28	EUR	6,300	6,665
Belfius Bank SA	5.250%	4/19/33	EUR	10,600	12,549
Belfius Bank SA	4.875%	6/11/35	EUR	1,800	2,118
BNP Paribas Fortis SA	0.875%	3/22/28	EUR	5,000	5,446
Cofinimmo SA	1.000%	1/24/28	EUR	3,800	4,066
Cofinimmo SA	0.875%	12/2/30	EUR	1,500	1,446
Elia Group SA	1.500%	9/5/28	EUR	1,200	1,313
Elia Transmission Belgium SA	3.250%	4/4/28	EUR	200	231
Elia Transmission Belgium SA	3.000%	4/7/29	EUR	300	343
Elia Transmission Belgium SA	0.875%	4/28/30	EUR	13,700	14,112
Elia Transmission Belgium SA	3.625%	1/18/33	EUR	4,000	4,655
Elia Transmission Belgium SA	3.750%	1/16/36	EUR	4,000	4,529
Euroclear Bank SA	3.625%	10/13/27	EUR	4,000	4,650
Euroclear Holding NV	1.125%	12/7/26	EUR	8,000	8,859
Euroclear Holding NV	2.625%	4/11/48	EUR	5,000	5,524
FLUVIUS System Operator CV	1.750%	12/4/26	EUR	3,000	3,351
FLUVIUS System Operator CV	0.250%	6/14/28	EUR	3,900	4,112
FLUVIUS System Operator CV	2.875%	5/7/29	EUR	1,800	2,051
FLUVIUS System Operator CV	0.250%	12/2/30	EUR	5,200	5,051
FLUVIUS System Operator CV	0.625%	11/24/31	EUR	10,500	10,088
FLUVIUS System Operator CV	4.000%	7/6/32	EUR	3,000	3,503
FLUVIUS System Operator CV	3.875%	5/9/33	EUR	5,000	5,822
Groupe Bruxelles Lambert NV	0.125%	1/28/31	EUR	5,000	4,804
ING Belgium SA	0.750%	9/28/26	EUR	5,900	6,567
ING Belgium SA	1.500%	5/19/29	EUR	5,800	6,343
ING Belgium SA	0.010%	2/20/30	EUR	15,000	15,102
ING Belgium SA	3.000%	2/15/31	EUR	3,200	3,696
KBC Bank NV	0.750%	10/24/27	EUR	3,600	3,938
KBC Group NV	0.750%	1/21/28	EUR	21,400	23,480
KBC Group NV	5.500%	9/20/28	GBP	3,000	4,057
KBC Group NV	0.125%	1/14/29	EUR	15,100	15,990
KBC Group NV	4.375%	4/19/30	EUR	9,000	10,712
KBC Group NV	0.625%	12/7/31	EUR	1,000	1,093
KBC Group NV	3.750%	3/27/32	EUR	8,000	9,288
KBC Group NV	4.875%	4/25/33	EUR	4,000	4,683
KBC Group NV	4.750%	4/17/35	EUR	3,500	4,116
Proximus SADP	3.750%	3/27/34	EUR	6,500	7,468
Proximus SADP	0.750%	11/17/36	EUR	4,500	3,823
Syensqo SA	2.750%	12/2/27	EUR	4,100	4,639
VGP NV	1.500%	4/8/29	EUR	3,300	3,408
					416,288
Bermuda (0.0%)
Athora Holding Ltd.	5.875%	9/10/34	EUR	2,700	3,174
Canada (1.7%)
407 International Inc.	2.430%	5/4/27	CAD	1,096	789
407 International Inc.	4.220%	2/14/28	CAD	4,500	3,347
407 International Inc.	3.140%	3/6/30	CAD	791	569
407 International Inc.	3.430%	6/1/33	CAD	900	640
407 International Inc.	5.960%	12/3/35	CAD	450	379
407 International Inc.	5.750%	2/14/36	CAD	800	654
407 International Inc.	4.450%	11/15/41	CAD	2,550	1,812
407 International Inc.	4.190%	4/25/42	CAD	2,805	1,929
407 International Inc.	3.650%	9/8/44	CAD	5,102	3,236
407 International Inc.	3.830%	5/11/46	CAD	5,102	3,300
407 International Inc.	3.720%	5/11/48	CAD	26	16
407 International Inc.	3.670%	3/8/49	CAD	1,019	637
407 International Inc.	2.840%	3/7/50	CAD	2,092	1,119
407 International Inc.	4.860%	7/31/53	CAD	2,000	1,498
407 International Inc.	4.890%	4/4/54	CAD	750	565
407 International Inc.	4.540%	10/9/54	CAD	3,975	2,838
Aeroports de Montreal	5.170%	9/17/35	CAD	1,848	1,460
Aeroports de Montreal	5.670%	10/16/37	CAD	946	788
Aeroports de Montreal	3.030%	4/21/50	CAD	1,962	1,097
Aeroports de Montreal	3.441%	4/26/51	CAD	2,000	1,201
4

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
AIMCo Realty Investors LP	3.367%	6/1/27	CAD	961	699
AIMCo Realty Investors LP	3.043%	6/1/28	CAD	1,019	733
AIMCo Realty Investors LP	2.712%	6/1/29	CAD	5,714	4,017
AIMCo Realty Investors LP	4.640%	2/15/30	CAD	690	522
AIMCo Realty Investors LP	4.970%	5/23/34	CAD	2,000	1,525
Alberta Powerline LP	4.065%	12/1/53	CAD	3,415	2,182
Alberta Powerline LP	4.065%	3/1/54	CAD	526	336
Alectra Inc.	2.488%	5/17/27	CAD	5,585	4,005
Alectra Inc.	1.751%	2/11/31	CAD	4,200	2,774
Alectra Inc.	4.309%	10/30/34	CAD	1,125	833
Alectra Inc.	3.958%	7/30/42	CAD	800	533
Alectra Inc.	3.458%	4/12/49	CAD	1,118	669
Alimentation Couche-Tard Inc.	1.875%	5/6/26	EUR	100	113
Alimentation Couche-Tard Inc.	4.603%	1/25/29	CAD	5,000	3,746
Alimentation Couche-Tard Inc.	5.592%	9/25/30	CAD	5,000	3,902
Alimentation Couche-Tard Inc.	3.647%	5/12/31	EUR	3,000	3,436
Alimentation Couche-Tard Inc.	4.011%	2/12/36	EUR	6,000	6,738
Allied Properties REIT	5.534%	9/26/28	CAD	3,950	2,944
AltaGas Ltd.	3.980%	10/4/27	CAD	1,525	1,119
AltaGas Ltd.	2.075%	5/30/28	CAD	1,520	1,056
AltaGas Ltd.	4.672%	1/8/29	CAD	2,500	1,875
AltaGas Ltd.	5.141%	3/14/34	CAD	2,500	1,889
AltaGas Ltd.	5.597%	3/14/54	CAD	1,000	751
AltaLink LP	1.509%	9/11/30	CAD	7,990	5,275
AltaLink LP	4.692%	11/28/32	CAD	3,150	2,416
AltaLink LP	4.872%	11/15/40	CAD	2,604	1,938
AltaLink LP	4.462%	11/8/41	CAD	1,223	869
AltaLink LP	3.990%	6/30/42	CAD	1,491	999
AltaLink LP	4.922%	9/17/43	CAD	1,529	1,147
AltaLink LP	4.054%	11/21/44	CAD	911	611
AltaLink LP	4.090%	6/30/45	CAD	813	548
AltaLink LP	3.717%	12/3/46	CAD	1,648	1,046
AltaLink LP	5.463%	10/11/55	CAD	2,000	1,643
ARC Resources Ltd.	3.465%	3/10/31	CAD	2,153	1,499
Athabasca Indigenous Midstream LP	6.069%	2/5/42	CAD	331	257
Bank of Montreal	1.551%	5/28/26	CAD	3,742	2,677
Bank of Montreal	1.000%	9/9/26	GBP	2,800	3,551
Bank of Montreal	2.700%	12/9/26	CAD	5,102	3,696
Bank of Montreal	3.650%	4/1/27	CAD	6,236	4,564
Bank of Montreal	4.309%	6/1/27	CAD	5,033	3,732
Bank of Montreal	4.709%	12/7/27	CAD	5,638	4,231
Bank of Montreal	3.190%	3/1/28	CAD	8,939	6,500
Bank of Montreal	5.039%	5/29/28	CAD	5,962	4,534
Bank of Montreal	4.537%	12/18/28	CAD	14,000	10,532
Bank of Montreal	0.050%	6/8/29	EUR	14,781	15,175
Bank of Montreal	4.420%	7/17/29	CAD	7,000	5,254
Bank of Montreal	1.928%	7/22/31	CAD	4,513	3,218
Bank of Montreal	6.534%	10/27/32	CAD	2,800	2,170
Bank of Montreal	6.034%	9/7/33	CAD	8,700	6,738
Bank of Montreal	4.976%	7/3/34	CAD	5,000	3,744
Bank of Nova Scotia	5.500%	5/8/26	CAD	14,000	10,405
Bank of Nova Scotia	0.125%	9/4/26	EUR	5,938	6,542
Bank of Nova Scotia	1.850%	11/2/26	CAD	7,206	5,141
Bank of Nova Scotia	2.620%	12/2/26	CAD	7,654	5,535
Bank of Nova Scotia	2.950%	3/8/27	CAD	44,577	32,228
Bank of Nova Scotia	0.010%	12/15/27	EUR	22,181	23,737
Bank of Nova Scotia	3.250%	1/18/28	EUR	38,000	44,175
Bank of Nova Scotia	4.680%	2/1/29	CAD	500	378
Bank of Nova Scotia	3.934%	5/3/32	CAD	6,130	4,480
Bank of Nova Scotia	4.442%	11/15/35	CAD	9,000	6,616
BCI QuadReal Realty	1.747%	7/24/30	CAD	2,274	1,507
bcIMC Realty Corp.	3.000%	3/31/27	CAD	1,701	1,231
Bell Telephone Co. of Canada or Bell Canada	2.900%	8/12/26	CAD	1,529	1,106
Bell Telephone Co. of Canada or Bell Canada	1.650%	8/16/27	CAD	3,000	2,112
Bell Telephone Co. of Canada or Bell Canada	3.600%	9/29/27	CAD	4,700	3,434
Bell Telephone Co. of Canada or Bell Canada	3.800%	8/21/28	CAD	9,529	6,987
Bell Telephone Co. of Canada or Bell Canada	2.900%	9/10/29	CAD	2,550	1,797
Bell Telephone Co. of Canada or Bell Canada	4.550%	2/9/30	CAD	6,360	4,777
Bell Telephone Co. of Canada or Bell Canada	3.000%	3/17/31	CAD	1,850	1,279
Bell Telephone Co. of Canada or Bell Canada	7.850%	4/2/31	CAD	2,550	2,176
5

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bell Telephone Co. of Canada or Bell Canada	5.850%	11/10/32	CAD	9,140	7,287
Bell Telephone Co. of Canada or Bell Canada	5.150%	8/24/34	CAD	8,750	6,675
Bell Telephone Co. of Canada or Bell Canada	4.750%	9/29/44	CAD	2,086	1,427
Bell Telephone Co. of Canada or Bell Canada	4.350%	12/18/45	CAD	2,434	1,573
Bell Telephone Co. of Canada or Bell Canada	4.450%	2/27/47	CAD	967	632
Bell Telephone Co. of Canada or Bell Canada	3.500%	9/30/50	CAD	1,857	1,020
Bell Telephone Co. of Canada or Bell Canada	4.050%	3/17/51	CAD	2,106	1,278
Bell Telephone Co. of Canada or Bell Canada	5.600%	8/11/53	CAD	8,280	6,331
Bridging North America GP	4.341%	8/31/53	CAD	563	350
British Columbia Ferry Services Inc.	4.702%	10/23/43	CAD	1,159	846
British Columbia Ferry Services Inc.	2.794%	10/15/49	CAD	2,550	1,351
Brookfield Corp.	3.800%	3/16/27	CAD	2,160	1,581
Brookfield Corp.	5.950%	6/14/35	CAD	600	482
Brookfield Finance II Inc.	5.431%	12/14/32	CAD	3,700	2,868
Brookfield Infrastructure Finance ULC	4.193%	9/11/28	CAD	2,166	1,600
Brookfield Infrastructure Finance ULC	5.710%	7/27/30	CAD	3,500	2,747
Brookfield Infrastructure Finance ULC	2.855%	9/1/32	CAD	10,819	7,129
Brookfield Infrastructure Finance ULC	5.439%	4/25/34	CAD	4,152	3,194
Brookfield Infrastructure Finance ULC	5.789%	4/25/52	CAD	930	713
Brookfield Infrastructure Finance ULC	5.950%	7/27/53	CAD	1,000	783
Brookfield Renewable Partners ULC	3.630%	1/15/27	CAD	1,990	1,451
Brookfield Renewable Partners ULC	4.250%	1/15/29	CAD	2,750	2,036
Brookfield Renewable Partners ULC	3.380%	1/15/30	CAD	2,805	2,003
Brookfield Renewable Partners ULC	5.880%	11/9/32	CAD	1,100	880
Brookfield Renewable Partners ULC	5.292%	10/28/33	CAD	1,300	1,002
Brookfield Renewable Partners ULC	4.290%	11/5/49	CAD	1,990	1,250
Brookfield Renewable Partners ULC	3.330%	8/13/50	CAD	896	476
Brookfield Renewable Partners ULC	5.318%	1/10/54	CAD	2,355	1,722
Bruce Power LP	3.969%	6/23/26	CAD	7,550	5,515
Bruce Power LP	2.680%	12/21/28	CAD	5,200	3,679
Bruce Power LP	4.000%	6/21/30	CAD	2,021	1,493
Bruce Power LP	4.700%	6/21/31	CAD	2,000	1,516
Bruce Power LP	4.990%	12/21/32	CAD	900	689
Bruce Power LP	4.132%	6/21/33	CAD	2,245	1,622
Bruce Power LP	4.270%	12/21/34	CAD	6,000	4,310
Calgary Airport Authority	3.199%	10/7/36	CAD	6,901	4,502
Calgary Airport Authority	3.341%	10/7/38	CAD	2,452	1,598
Cameco Corp.	2.950%	10/21/27	CAD	1,622	1,163
Canadian Imperial Bank of Commerce	5.000%	12/7/26	CAD	8,500	6,344
Canadian Imperial Bank of Commerce	2.250%	1/7/27	CAD	4,703	3,364
Canadian Imperial Bank of Commerce	4.950%	6/29/27	CAD	10,900	8,187
Canadian Imperial Bank of Commerce	5.050%	10/7/27	CAD	3,700	2,793
Canadian Imperial Bank of Commerce	0.010%	4/30/29	EUR	27,476	28,317
Canadian Imperial Bank of Commerce	4.200%	4/7/32	CAD	3,348	2,458
Canadian Imperial Bank of Commerce	5.330%	1/20/33	CAD	13,505	10,199
Canadian Imperial Bank of Commerce	5.350%	4/20/33	CAD	2,700	2,044
Canadian Imperial Bank of Commerce	5.300%	1/16/34	CAD	4,480	3,401
Canadian Imperial Bank of Commerce	4.900%	6/12/34	CAD	6,300	4,710
Canadian National Railway Co.	3.200%	7/31/28	CAD	1,403	1,020
Canadian National Railway Co.	4.600%	5/2/29	CAD	4,000	3,037
Canadian National Railway Co.	4.150%	5/10/30	CAD	4,000	2,994
Canadian National Railway Co.	3.600%	8/1/47	CAD	5,098	3,130
Canadian National Railway Co.	3.600%	7/31/48	CAD	2,800	1,709
Canadian National Railway Co.	3.600%	2/8/49	CAD	1,432	873
Canadian National Railway Co.	3.050%	2/8/50	CAD	4,195	2,306
Canadian National Railway Co.	4.700%	5/10/53	CAD	75	54
Canadian Natural Resources Ltd.	2.500%	1/17/28	CAD	2,471	1,751
Canadian Natural Resources Ltd.	4.150%	12/15/31	CAD	2,800	2,020
Canadian Pacific Railway Co.	2.540%	2/28/28	CAD	6,865	4,902
Canadian Pacific Railway Co.	3.150%	3/13/29	CAD	2,618	1,887
Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	892	769
Canadian Pacific Railway Co.	3.050%	3/9/50	CAD	887	487
Canadian Tire Corp. Ltd.	5.372%	9/16/30	CAD	1,000	771
Canadian Tire Corp. Ltd.	5.610%	9/4/35	CAD	1,016	767
Canadian Utilities Ltd.	4.851%	6/3/52	CAD	1,380	996
Capital City Link General Partnership	4.386%	3/31/46	CAD	355	246
Capital Power Corp.	5.378%	1/25/27	CAD	3,055	2,286
Capital Power Corp.	4.424%	2/8/30	CAD	1,069	787
Capital Power Corp.	3.147%	10/1/32	CAD	1,224	820
Capital Power Corp.	5.973%	1/25/34	CAD	1,665	1,305
6

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	CCL Industries Inc.	3.864%	4/13/28	CAD	825	602
	Cenovus Energy Inc.	3.500%	2/7/28	CAD	10,249	7,398
	Central 1 Credit Union	4.648%	2/7/28	CAD	1,200	893
	Central 1 Credit Union	2.391%	6/30/31	CAD	1,496	1,069
	Choice Properties REIT	2.848%	5/21/27	CAD	3,551	2,553
	Choice Properties REIT	4.178%	3/8/28	CAD	2,550	1,884
	Choice Properties REIT	5.030%	2/28/31	CAD	5,100	3,873
	Choice Properties REIT	6.003%	6/24/32	CAD	2,900	2,305
	Choice Properties REIT	5.400%	3/1/33	CAD	1,700	1,303
	Choice Properties REIT	5.699%	2/28/34	CAD	1,300	1,013
	Clover LP	4.216%	3/31/34	CAD	684	496
	Clover LP	4.216%	6/30/34	CAD	661	478
	Coastal Gaslink Pipeline LP	4.673%	6/30/27	CAD	1,500	1,120
	Coastal Gaslink Pipeline LP	4.691%	9/30/29	CAD	2,000	1,519
	Coastal Gaslink Pipeline LP	4.907%	6/30/31	CAD	6,500	4,987
	Coastal Gaslink Pipeline LP	5.538%	6/30/39	CAD	2,500	1,973
	Coastal Gaslink Pipeline LP	5.607%	6/30/44	CAD	5,000	3,977
	Coastal Gaslink Pipeline LP	5.606%	3/30/47	CAD	5,000	3,934
	Coastal Gaslink Pipeline LP	5.857%	3/30/49	CAD	3,825	3,114
	Coastal Gaslink Pipeline LP	5.857%	6/30/49	CAD	1,313	1,068
	Cogeco Communications Inc.	2.991%	9/22/31	CAD	1,796	1,214
	Cogeco Communications Inc.	5.299%	2/16/33	CAD	1,000	760
	Concordia University	6.550%	9/2/42	CAD	1,529	1,344
	Co-operators Financial Services Ltd.	3.327%	5/13/30	CAD	835	580
[1]	Cordelio Amalco GP I	4.087%	6/30/34	CAD	1,751	1,253
	Crombie REIT	3.677%	8/26/26	CAD	1,529	1,113
	Crombie REIT	3.917%	6/21/27	CAD	917	670
	Crombie REIT	2.686%	3/31/28	CAD	892	628
	Crombie REIT	4.732%	1/15/32	CAD	2,725	2,002
	Crosslinx Transit Solutions GP	4.651%	9/30/46	CAD	1,452	989
	CU Inc.	4.543%	10/24/41	CAD	1,019	732
	CU Inc.	3.805%	9/10/42	CAD	3,591	2,350
	CU Inc.	4.722%	9/9/43	CAD	8,529	6,253
	CU Inc.	4.085%	9/2/44	CAD	1,555	1,049
	CU Inc.	3.964%	7/27/45	CAD	1,529	1,012
	CU Inc.	3.763%	11/19/46	CAD	765	490
	CU Inc.	3.548%	11/22/47	CAD	1,267	780
	CU Inc.	3.950%	11/23/48	CAD	493	323
	CU Inc.	2.963%	9/7/49	CAD	2,296	1,262
	CU Inc.	3.174%	9/5/51	CAD	823	466
	CU Inc.	4.773%	9/14/52	CAD	1,000	738
	CU Inc.	5.088%	9/20/53	CAD	1,600	1,242
	CU Inc.	4.664%	9/11/54	CAD	405	295
	CU Inc.	4.211%	10/29/55	CAD	5,654	3,798
	Dollarama Inc.	1.871%	7/8/26	CAD	1,496	1,071
	Dollarama Inc.	1.505%	9/20/27	CAD	1,019	713
	Dollarama Inc.	2.443%	7/9/29	CAD	2,189	1,520
	Dollarama Inc.	5.165%	4/26/30	CAD	1,300	1,002
	Dream Industrial REIT	2.539%	12/7/26	CAD	900	643
	Dream Industrial REIT	2.057%	6/17/27	CAD	2,095	1,472
	Dream Summit Industrial LP	2.440%	7/14/28	CAD	1,496	1,042
	Dream Summit Industrial LP	4.507%	2/12/31	CAD	1,050	767
	Emera Inc.	4.838%	5/2/30	CAD	1,700	1,284
	Enbridge Gas Inc.	2.500%	8/5/26	CAD	1,016	732
	Enbridge Gas Inc.	2.880%	11/22/27	CAD	8,800	6,346
	Enbridge Gas Inc.	5.460%	10/6/28	CAD	5,000	3,884
	Enbridge Gas Inc.	2.900%	4/1/30	CAD	2,550	1,809
	Enbridge Gas Inc.	4.150%	8/17/32	CAD	2,200	1,633
	Enbridge Gas Inc.	4.880%	6/21/41	CAD	1,759	1,295
	Enbridge Gas Inc.	4.200%	6/2/44	CAD	6,953	4,702
	Enbridge Gas Inc.	4.000%	8/22/44	CAD	1,916	1,260
	Enbridge Gas Inc.	3.800%	6/1/46	CAD	1,529	970
	Enbridge Gas Inc.	3.590%	11/22/47	CAD	917	559
	Enbridge Gas Inc.	3.510%	11/29/47	CAD	2,391	1,441
	Enbridge Gas Inc.	4.950%	11/22/50	CAD	1,377	1,026
	Enbridge Gas Inc.	3.200%	9/15/51	CAD	1,871	1,044
	Enbridge Gas Inc.	4.550%	8/17/52	CAD	1,200	844
	Enbridge Inc.	4.900%	5/26/28	CAD	1,200	906
	Enbridge Inc.	6.100%	11/9/32	CAD	11,700	9,434
	Enbridge Inc.	5.360%	5/26/33	CAD	2,250	1,742
7

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Enbridge Inc.	3.100%	9/21/33	CAD	2,990	1,982
	Enbridge Inc.	4.730%	8/22/34	CAD	8,500	6,270
	Enbridge Inc.	4.560%	2/25/35	CAD	1,500	1,085
	Enbridge Inc.	4.240%	8/27/42	CAD	1,322	841
	Enbridge Inc.	4.570%	3/11/44	CAD	3,107	2,050
	Enbridge Inc.	4.870%	11/21/44	CAD	2,142	1,465
	Enbridge Inc.	4.100%	9/21/51	CAD	1,497	895
	Enbridge Inc.	6.510%	11/9/52	CAD	800	675
	Enbridge Inc.	5.760%	5/26/53	CAD	1,300	997
	Enbridge Pipelines Inc.	3.000%	8/10/26	CAD	1,800	1,302
	Enbridge Pipelines Inc.	2.820%	5/12/31	CAD	2,093	1,430
	Enbridge Pipelines Inc.	5.330%	4/6/40	CAD	1,000	728
	Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	2,856	1,879
	Enbridge Pipelines Inc.	4.330%	2/22/49	CAD	2,079	1,311
	Enbridge Pipelines Inc.	4.200%	5/12/51	CAD	1,651	1,012
	Enbridge Pipelines Inc.	5.820%	8/17/53	CAD	2,750	2,139
	Energir Inc.	2.100%	4/16/27	CAD	737	524
	Energir Inc.	3.530%	5/16/47	CAD	1,085	665
	Energir LP	3.040%	2/9/32	CAD	2,516	1,744
	Energir LP	4.830%	6/2/53	CAD	1,300	965
	ENMAX Corp.	3.836%	6/5/28	CAD	946	692
	ENMAX Corp.	3.876%	10/18/29	CAD	2,443	1,783
	ENMAX Corp.	4.695%	10/9/34	CAD	2,200	1,620
	EPCOR Utilities Inc.	2.411%	6/30/31	CAD	2,250	1,526
	EPCOR Utilities Inc.	4.550%	2/28/42	CAD	1,522	1,092
	EPCOR Utilities Inc.	3.554%	11/27/47	CAD	1,271	782
	EPCOR Utilities Inc.	3.106%	7/8/49	CAD	1,272	715
	EPCOR Utilities Inc.	2.899%	5/19/50	CAD	1,961	1,057
	EPCOR Utilities Inc.	3.287%	6/28/51	CAD	747	431
	EPCOR Utilities Inc.	4.725%	9/2/52	CAD	2,000	1,462
	EPCOR Utilities Inc.	5.326%	10/3/53	CAD	3,200	2,557
	EPCOR Utilities Inc.	4.990%	5/31/54	CAD	2,000	1,525
	Fair Hydro Trust	3.357%	5/15/35	CAD	3,609	2,549
	Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	2,550	1,886
	Fairfax Financial Holdings Ltd.	4.250%	12/6/27	CAD	4,657	3,445
	Fairfax Financial Holdings Ltd.	4.230%	6/14/29	CAD	1,195	886
	Fairfax Financial Holdings Ltd.	4.730%	11/22/34	CAD	6,800	5,019
	Federation des Caisses Desjardins du Quebec	1.587%	9/10/26	CAD	1,100	784
	Federation des Caisses Desjardins du Quebec	5.475%	8/16/28	CAD	5,800	4,486
	Federation des Caisses Desjardins du Quebec	5.467%	11/17/28	CAD	10,500	8,125
	Federation des Caisses Desjardins du Quebec	3.804%	9/24/29	CAD	8,000	5,863
	Federation des Caisses Desjardins du Quebec	1.992%	5/28/31	CAD	3,506	2,510
	Federation des Caisses Desjardins du Quebec	5.035%	8/23/32	CAD	7,900	5,910
	Finning International Inc.	5.077%	6/13/42	CAD	900	622
	First Capital REIT	3.753%	7/12/27	CAD	1,553	1,129
	Fortis Inc.	2.180%	5/15/28	CAD	1,568	1,105
	Fortis Inc.	4.431%	5/31/29	CAD	2,600	1,942
	Fortis Inc.	4.090%	3/26/32	CAD	2,640	1,918
	FortisAlberta Inc.	3.672%	9/9/47	CAD	2,136	1,337
	FortisAlberta Inc.	2.632%	6/8/51	CAD	748	377
	FortisAlberta Inc.	4.862%	5/26/53	CAD	1,500	1,117
	FortisAlberta Inc.	4.897%	5/27/54	CAD	1,000	750
	FortisBC Energy Inc.	6.500%	5/1/34	CAD	5,102	4,342
	FortisBC Energy Inc.	5.900%	2/26/35	CAD	1,300	1,072
	FortisBC Energy Inc.	6.050%	2/15/38	CAD	5,102	4,183
	FortisBC Inc.	4.000%	10/28/44	CAD	1,071	698
	Gibson Energy Inc.	2.850%	7/14/27	CAD	1,321	946
	Gibson Energy Inc.	3.600%	9/17/29	CAD	5,892	4,220
	Gibson Energy Inc.	4.450%	11/12/31	CAD	1,300	950
	Gibson Energy Inc.	5.750%	7/12/33	CAD	1,200	935
	Gildan Activewear Inc.	4.362%	11/22/29	CAD	5,200	3,838
	Granite REIT Holdings LP	3.062%	6/4/27	CAD	1,949	1,400
	Granite REIT Holdings LP	2.378%	12/18/30	CAD	2,028	1,340
	Granite REIT Holdings LP	4.348%	10/4/31	CAD	6,390	4,612
	Greater Toronto Airports Authority	1.540%	5/3/28	CAD	4,121	2,863
	Greater Toronto Airports Authority	2.730%	4/3/29	CAD	3,009	2,149
	Greater Toronto Airports Authority	6.980%	10/15/32	CAD	1,700	1,476
	Greater Toronto Airports Authority	2.750%	10/17/39	CAD	1,389	830
	Greater Toronto Airports Authority	5.300%	2/25/41	CAD	4,081	3,208
[3]	Greater Toronto Airports Authority	5.300%	2/25/41	CAD	2,550	1,845
8

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Greater Toronto Airports Authority	3.150%	10/5/51	CAD	190	108
Great-West Lifeco Inc.	1.750%	12/7/26	EUR	400	447
Great-West Lifeco Inc.	3.337%	2/28/28	CAD	4,500	3,280
Great-West Lifeco Inc.	2.379%	5/14/30	CAD	7,284	5,029
Great-West Lifeco Inc.	6.670%	3/21/33	CAD	1,015	857
Great-West Lifeco Inc.	5.998%	11/16/39	CAD	5,612	4,588
Great-West Lifeco Inc.	2.981%	7/8/50	CAD	770	413
H&R REIT	2.906%	6/2/26	CAD	2,550	1,838
Honda Canada Finance Inc.	1.711%	9/28/26	CAD	1,494	1,063
Honda Canada Finance Inc.	4.873%	9/23/27	CAD	4,200	3,148
Honda Canada Finance Inc.	4.899%	2/21/29	CAD	6,700	5,089
Honda Canada Finance Inc.	4.900%	6/4/29	CAD	5,500	4,182
Hospital for Sick Children	3.416%	12/7/57	CAD	1,346	773
Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/45	CAD	2,719	2,082
Hydro One Inc.	3.930%	11/30/29	CAD	5,000	3,734
Hydro One Inc.	7.350%	6/3/30	CAD	1,019	863
Hydro One Inc.	1.690%	1/16/31	CAD	3,000	1,993
Hydro One Inc.	6.930%	6/1/32	CAD	578	494
Hydro One Inc.	4.160%	1/27/33	CAD	7,000	5,213
Hydro One Inc.	5.360%	5/20/36	CAD	509	408
Hydro One Inc.	4.890%	3/13/37	CAD	2,550	2,003
Hydro One Inc.	5.490%	7/16/40	CAD	1,798	1,425
Hydro One Inc.	4.390%	9/26/41	CAD	2,610	1,843
Hydro One Inc.	4.590%	10/9/43	CAD	2,805	2,023
Hydro One Inc.	4.170%	6/6/44	CAD	1,300	888
Hydro One Inc.	3.910%	2/23/46	CAD	1,633	1,072
Hydro One Inc.	5.000%	10/19/46	CAD	1,019	774
Hydro One Inc.	3.720%	11/18/47	CAD	1,734	1,099
Hydro One Inc.	3.630%	6/25/49	CAD	4,653	2,884
Hydro One Inc.	2.710%	2/28/50	CAD	1,713	894
Hydro One Inc.	3.100%	9/15/51	CAD	2,170	1,207
Hydro One Inc.	4.000%	12/22/51	CAD	1,023	667
Hydro One Inc.	4.460%	1/27/53	CAD	1,100	776
Hydro One Inc.	4.850%	11/30/54	CAD	4,000	3,002
Hydro One Inc.	3.790%	7/31/62	CAD	1,019	621
Hydro One Ltd.	1.410%	10/15/27	CAD	5,859	4,116
Hydro Ottawa Capital Corp.	3.991%	5/14/43	CAD	1,071	708
Hyundai Capital Canada Inc.	2.008%	5/12/26	CAD	1,996	1,429
Hyundai Capital Canada Inc.	3.196%	2/16/27	CAD	4,974	3,591
Hyundai Capital Canada Inc.	5.565%	3/8/28	CAD	6,200	4,717
iA Financial Corp. Inc.	3.072%	9/24/31	CAD	1,529	1,105
iA Financial Corp. Inc.	3.187%	2/25/32	CAD	1,700	1,228
IGM Financial Inc.	3.440%	1/26/27	CAD	86	63
IGM Financial Inc.	4.115%	12/9/47	CAD	3,104	2,001
IGM Financial Inc.	4.174%	7/13/48	CAD	500	325
IGM Financial Inc.	4.206%	3/21/50	CAD	1,513	983
IGM Financial Inc.	5.426%	5/26/53	CAD	800	622
InPower BC General Partnership	4.471%	3/31/33	CAD	1,742	1,289
Intact Financial Corp.	2.850%	6/7/27	CAD	1,179	850
Intact Financial Corp.	2.179%	5/18/28	CAD	1,800	1,267
Intact Financial Corp.	1.928%	12/16/30	CAD	3,776	2,529
Intact Financial Corp.	4.653%	5/16/34	CAD	1,200	900
Intact Financial Corp.	5.160%	6/16/42	CAD	1,520	1,150
Intact Financial Corp.	2.954%	12/16/50	CAD	1,254	669
Intact Financial Corp.	3.765%	5/20/53	CAD	1,000	614
Integrated Team Solutions SJHC Partnership	5.946%	11/30/42	CAD	73	58
Inter Pipeline Ltd.	3.484%	12/16/26	CAD	1,675	1,213
Inter Pipeline Ltd.	4.232%	6/1/27	CAD	196	143
Inter Pipeline Ltd.	5.760%	2/17/28	CAD	5,096	3,870
Inter Pipeline Ltd.	5.710%	5/29/30	CAD	2,700	2,074
Inter Pipeline Ltd.	3.983%	11/25/31	CAD	4,818	3,346
Inter Pipeline Ltd.	5.849%	5/18/32	CAD	2,060	1,579
Inter Pipeline Ltd.	6.380%	2/17/33	CAD	1,700	1,336
Inter Pipeline Ltd.	6.590%	2/9/34	CAD	2,943	2,343
Inter Pipeline Ltd.	4.637%	5/30/44	CAD	1,792	1,116
Inter Pipeline Ltd.	5.091%	11/27/51	CAD	847	549
Keyera Corp.	3.934%	6/21/28	CAD	1,123	819
Keyera Corp.	3.959%	5/29/30	CAD	1,622	1,172
Keyera Corp.	5.022%	3/28/32	CAD	1,488	1,119
Keyera Corp.	5.663%	1/4/54	CAD	2,000	1,496
9

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kingston Solar LP	3.571%	7/31/35	CAD	18	12
	Liberty Utilities Canada LP	3.315%	2/14/50	CAD	3,700	1,991
	Loblaw Cos. Ltd.	4.488%	12/11/28	CAD	1,782	1,339
	Loblaw Cos. Ltd.	3.564%	12/12/29	CAD	5,765	4,183
	Loblaw Cos. Ltd.	2.284%	5/7/30	CAD	1,833	1,258
	Loblaw Cos. Ltd.	5.008%	9/13/32	CAD	600	461
	Loblaw Cos. Ltd.	5.900%	1/18/36	CAD	1,272	1,019
	Loblaw Cos. Ltd.	5.336%	9/13/52	CAD	2,000	1,501
	Loblaw Cos. Ltd.	5.115%	3/4/54	CAD	2,665	1,935
	Lower Mattagami Energy LP	2.433%	5/14/31	CAD	1,459	994
	Lower Mattagami Energy LP	5.139%	5/18/41	CAD	2,443	1,871
	Lower Mattagami Energy LP	4.175%	4/23/52	CAD	900	606
	Magna International Inc.	4.800%	5/30/29	CAD	1,700	1,271
	Magna International Inc.	4.950%	1/31/31	CAD	1,200	900
	Magna International Inc.	4.375%	3/17/32	EUR	2,500	2,948
	Manulife Bank of Canada	1.536%	9/14/26	CAD	1,496	1,064
	Manulife Bank of Canada	2.864%	2/16/27	CAD	4,418	3,192
	Manulife Bank of Canada	4.546%	3/8/29	CAD	2,000	1,508
	Manulife Finance Delaware LP	5.059%	12/15/41	CAD	1,933	1,423
	Manulife Financial Corp.	5.409%	3/10/33	CAD	4,100	3,117
	Manulife Financial Corp.	2.818%	5/13/35	CAD	13,704	9,486
	Metro Inc.	3.390%	12/6/27	CAD	1,514	1,104
	Metro Inc.	3.998%	11/27/29	CAD	17,420	12,880
	Metro Inc.	5.970%	10/15/35	CAD	575	473
	Metro Inc.	5.030%	12/1/44	CAD	1,900	1,370
	Metro Inc.	4.270%	12/4/47	CAD	1,334	864
	Metro Inc.	3.413%	2/28/50	CAD	1,224	682
	Mountain View Partners GP	3.974%	3/31/51	CAD	84	52
	National Bank of Canada	1.534%	6/15/26	CAD	9,791	6,998
	National Bank of Canada	2.237%	11/4/26	CAD	3,367	2,413
	National Bank of Canada	4.968%	12/7/26	CAD	10,000	7,460
	National Bank of Canada	0.125%	1/27/27	EUR	12,800	14,014
	National Bank of Canada	5.146%	9/2/27	CAD	1,500	1,138
	National Bank of Canada	1.818%	12/16/27	CAD	1,496	1,055
	National Bank of Canada	5.219%	6/14/28	CAD	2,200	1,684
	National Bank of Canada	5.426%	8/16/32	CAD	1,015	766
	National Bank of Canada	5.937%	12/22/32	CAD	1,000	766
	National Bank of Canada	5.279%	2/15/34	CAD	4,000	3,033
	NAV Canada	2.063%	5/29/30	CAD	2,994	2,042
	NAV Canada	3.293%	3/30/48	CAD	3,572	2,131
	NAV Canada	2.924%	9/29/51	CAD	227	124
	North Battleford Power LP	4.958%	12/31/32	CAD	1,383	1,016
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.000%	12/1/26	CAD	2,095	1,492
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/27	CAD	3,870	2,782
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	5,524	4,111
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.150%	6/1/33	CAD	2,805	2,046
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.850%	6/1/34	CAD	4,350	3,301
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.650%	6/1/35	CAD	2,493	1,707
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/37	CAD	3,729	2,763
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.350%	1/10/39	CAD	5,644	4,047
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	1,950	1,227
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	2,522	1,655
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.750%	6/1/51	CAD	2,700	1,652
	North West Redwater Partnership / NWR Financing Co. Ltd.	5.080%	6/1/54	CAD	2,000	1,510
	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	724	493
[3]	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	1,485	1,011
	Northwestern Hydro Acquisition Co. II LP	3.877%	12/31/36	CAD	730	475
	Northwestern Hydro Acquisition Co. III LP	3.940%	12/31/38	CAD	1,174	744
	Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/42	CAD	2,820	1,885
	Nouvelle Autoroute 30 Financement Inc.	4.115%	6/30/42	CAD	772	512
	Nova Scotia Power Inc.	4.951%	11/15/32	CAD	1,000	758
	Nova Scotia Power Inc.	5.610%	6/15/40	CAD	1,053	805
	Nova Scotia Power Inc.	4.150%	3/6/42	CAD	900	590
	Nova Scotia Power Inc.	4.500%	7/20/43	CAD	1,052	718
	Nova Scotia Power Inc.	3.571%	4/5/49	CAD	1,401	821
	Nova Scotia Power Inc.	3.307%	4/25/50	CAD	946	522
	Nova Scotia Power Inc.	5.355%	3/24/53	CAD	2,000	1,527
	Noverco Inc.	4.568%	1/28/35	CAD	2,000	1,479
	OMERS Realty Corp.	5.381%	11/14/28	CAD	5,460	4,210
	OMERS Realty Corp.	3.628%	6/5/30	CAD	2,296	1,662
10

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Ontario Power Generation Inc.	3.315%	10/4/27	CAD	6,195	4,515
Ontario Power Generation Inc.	2.977%	9/13/29	CAD	4,082	2,915
Ontario Power Generation Inc.	4.831%	6/28/34	CAD	9,000	6,925
Ontario Power Generation Inc.	3.838%	6/22/48	CAD	1,941	1,219
Ontario Power Generation Inc.	4.248%	1/18/49	CAD	800	535
Ontario Power Generation Inc.	3.651%	9/13/50	CAD	923	557
Ontario Power Generation Inc.	2.947%	2/21/51	CAD	1,457	768
Ontario Power Generation Inc.	4.990%	6/28/54	CAD	2,000	1,491
Ontario Power Generation Inc.	4.866%	3/13/55	CAD	2,000	1,464
OPB Finance Trust	2.980%	1/25/27	CAD	2,543	1,851
OPB Finance Trust	3.890%	7/4/42	CAD	2,000	1,337
Original Wempi Inc.	7.791%	10/4/27	CAD	4,000	3,117
Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/45	CAD	810	539
Pembina Pipeline Corp.	3.710%	8/11/26	CAD	2,470	1,799
Pembina Pipeline Corp.	4.240%	6/15/27	CAD	1,000	736
Pembina Pipeline Corp.	4.020%	3/27/28	CAD	1,000	736
Pembina Pipeline Corp.	3.620%	4/3/29	CAD	2,229	1,618
Pembina Pipeline Corp.	3.530%	12/10/31	CAD	6,300	4,392
Pembina Pipeline Corp.	5.020%	1/12/32	CAD	7,500	5,670
Pembina Pipeline Corp.	5.220%	6/28/33	CAD	5,000	3,801
Pembina Pipeline Corp.	5.210%	1/12/34	CAD	2,250	1,710
Pembina Pipeline Corp.	4.740%	1/21/47	CAD	1,723	1,143
Pembina Pipeline Corp.	4.750%	3/26/48	CAD	6,314	4,185
Pembina Pipeline Corp.	4.540%	4/3/49	CAD	2,856	1,830
Pembina Pipeline Corp.	4.670%	5/28/50	CAD	1,523	993
Plenary Health Bridgepoint LP	7.246%	8/31/42	CAD	816	719
Plenary Health Care Partnerships Humber LP	4.895%	5/31/39	CAD	1,024	757
Plenary PCL Health HIEP LP	4.907%	6/30/60	CAD	2,933	2,108
Plenary Properties LTAP LP	6.288%	1/31/44	CAD	3,116	2,535
Power Corp. of Canada	4.455%	7/27/48	CAD	1,496	1,024
Primaris REIT	4.727%	3/30/27	CAD	900	666
Reliance LP	2.680%	12/1/27	CAD	1,543	1,097
Reliance LP	2.670%	8/1/28	CAD	1,496	1,049
RioCan REIT	1.974%	6/15/26	CAD	17,719	12,682
RioCan REIT	2.361%	3/10/27	CAD	917	652
RioCan REIT	2.829%	11/8/28	CAD	2,424	1,700
RioCan REIT	5.962%	10/1/29	CAD	1,400	1,086
RioCan REIT	5.470%	3/1/30	CAD	2,000	1,528
Rogers Communications Inc.	5.650%	9/21/26	CAD	14,075	10,542
Rogers Communications Inc.	3.800%	3/1/27	CAD	2,000	1,462
Rogers Communications Inc.	3.650%	3/31/27	CAD	10,983	8,011
Rogers Communications Inc.	4.400%	11/2/28	CAD	1,066	795
Rogers Communications Inc.	3.750%	4/15/29	CAD	12,162	8,843
Rogers Communications Inc.	3.300%	12/10/29	CAD	2,200	1,564
Rogers Communications Inc.	4.250%	4/15/32	CAD	9,262	6,724
Rogers Communications Inc.	5.900%	9/21/33	CAD	7,070	5,630
Rogers Communications Inc.	6.680%	11/4/39	CAD	1,553	1,290
Rogers Communications Inc.	6.750%	11/9/39	CAD	2,481	2,074
Rogers Communications Inc.	6.110%	8/25/40	CAD	3,150	2,489
Rogers Communications Inc.	6.560%	3/22/41	CAD	1,652	1,365
Rogers Communications Inc.	5.250%	4/15/52	CAD	3,720	2,700
Royal Bank of Canada	1.589%	5/4/26	CAD	4,490	3,217
Royal Bank of Canada	1.782%	5/20/26	CAD	5,791	4,158
Royal Bank of Canada	5.235%	11/2/26	CAD	6,400	4,788
Royal Bank of Canada	0.010%	1/21/27	EUR	7,631	8,343
Royal Bank of Canada	2.328%	1/28/27	CAD	19,232	13,780
Royal Bank of Canada	0.125%	4/26/27	EUR	25,000	27,251
Royal Bank of Canada	3.625%	6/14/27	GBP	5,000	6,519
Royal Bank of Canada	4.612%	7/26/27	CAD	8,600	6,432
Royal Bank of Canada	2.375%	9/13/27	EUR	7,500	8,536
Royal Bank of Canada	1.500%	9/15/27	EUR	10,300	11,484
Royal Bank of Canada	4.642%	1/17/28	CAD	5,380	4,043
Royal Bank of Canada	5.000%	1/24/28	GBP	5,000	6,723
Royal Bank of Canada	4.632%	5/1/28	CAD	11,200	8,434
Royal Bank of Canada	2.125%	4/26/29	EUR	9,600	10,615
Royal Bank of Canada	4.000%	10/17/30	CAD	13,060	9,636
Royal Bank of Canada	2.140%	11/3/31	CAD	4,415	3,146
Royal Bank of Canada	2.940%	5/3/32	CAD	3,860	2,771
Royal Bank of Canada	5.010%	2/1/33	CAD	4,700	3,526
Royal Bank of Canada	5.096%	4/3/34	CAD	5,000	3,778
11

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Royal Bank of Canada	4.829%	8/8/34	CAD	10,440	7,818
Royal Bank of Canada	4.464%	10/17/35	CAD	16,580	12,265
Sagen MI Canada Inc.	2.955%	3/1/27	CAD	943	677
Sagen MI Canada Inc.	3.261%	3/5/31	CAD	1,600	1,069
Saputo Inc.	2.242%	6/16/27	CAD	1,000	711
Saputo Inc.	5.250%	11/29/29	CAD	1,100	846
Saputo Inc.	5.492%	11/20/30	CAD	2,950	2,303
Scotiabank Capital Trust	5.650%	12/31/56	CAD	2,013	1,530
SEC LP & Arci Ltd.	5.188%	8/29/33	CAD	2,079	1,483
SGTP Highway Bypass LP	4.105%	1/31/45	CAD	1,402	967
Simon Fraser University	5.613%	6/10/43	CAD	130	104
SmartCentres REIT	3.834%	12/21/27	CAD	2,550	1,855
SmartCentres REIT	2.307%	12/18/28	CAD	1,326	909
SmartCentres REIT	3.526%	12/20/29	CAD	816	575
SmartCentres REIT	5.162%	8/1/30	CAD	1,100	826
SmartCentres REIT	3.648%	12/11/30	CAD	1,019	711
South Bow Canadian Infrastructure Holdings Ltd.	4.323%	2/1/30	CAD	2,000	1,470
South Bow Canadian Infrastructure Holdings Ltd.	4.616%	2/1/32	CAD	2,500	1,836
South Bow Canadian Infrastructure Holdings Ltd.	4.933%	2/1/35	CAD	4,500	3,301
SSL Finance Inc.	4.099%	10/31/45	CAD	1,401	954
Stantec Inc.	5.393%	6/27/30	CAD	900	695
Stella-Jones Inc.	4.312%	10/1/31	CAD	3,336	2,430
Sun Life Financial Inc.	2.460%	11/18/31	CAD	2,000	1,433
Sun Life Financial Inc.	2.580%	5/10/32	CAD	5,780	4,131
Sun Life Financial Inc.	2.800%	11/21/33	CAD	4,019	2,841
Sun Life Financial Inc.	4.780%	8/10/34	CAD	3,300	2,484
Sun Life Financial Inc.	5.500%	7/4/35	CAD	2,250	1,748
Sun Life Financial Inc.	2.060%	10/1/35	CAD	2,523	1,676
Sun Life Financial Inc.	5.120%	5/15/36	CAD	2,000	1,527
Sun Life Financial Inc.	5.400%	5/29/42	CAD	2,473	1,886
Suncor Energy Inc.	5.400%	11/17/26	CAD	5,000	3,739
Suncor Energy Inc.	5.000%	4/9/30	CAD	2,000	1,498
Suncor Energy Inc.	4.340%	9/13/46	CAD	1,141	728
Suncor Energy Inc.	3.950%	3/4/51	CAD	2,162	1,275
TELUS Corp.	2.750%	7/8/26	CAD	1,500	1,082
TELUS Corp.	2.350%	1/27/28	CAD	3,061	2,167
TELUS Corp.	3.625%	3/1/28	CAD	9,899	7,229
TELUS Corp.	5.000%	9/13/29	CAD	2,200	1,678
TELUS Corp.	5.600%	9/9/30	CAD	4,993	3,910
TELUS Corp.	4.650%	8/13/31	CAD	2,000	1,495
TELUS Corp.	2.850%	11/13/31	CAD	1,600	1,083
TELUS Corp.	5.250%	11/15/32	CAD	10,400	7,998
TELUS Corp.	4.950%	3/28/33	CAD	2,000	1,509
TELUS Corp.	5.750%	9/8/33	CAD	3,010	2,384
TELUS Corp.	4.400%	4/1/43	CAD	1,490	979
TELUS Corp.	4.750%	1/17/45	CAD	1,403	959
TELUS Corp.	4.400%	1/29/46	CAD	1,250	812
TELUS Corp.	4.700%	3/6/48	CAD	2,457	1,660
TELUS Corp.	3.950%	2/16/50	CAD	1,260	760
TELUS Corp.	4.100%	4/5/51	CAD	2,028	1,244
TELUS Corp.	5.650%	9/13/52	CAD	4,400	3,385
TELUS Corp.	5.950%	9/8/53	CAD	1,160	929
Teranet Holdings LP	5.754%	12/17/40	CAD	1,732	1,257
Teranet Holdings LP	6.100%	6/17/41	CAD	1,198	886
TMX Group Ltd.	3.779%	6/5/28	CAD	2,300	1,690
TMX Group Ltd.	4.678%	8/16/29	CAD	1,984	1,504
TMX Group Ltd.	4.836%	2/18/32	CAD	4,950	3,777
TMX Group Ltd.	4.970%	2/16/34	CAD	1,600	1,225
Toromont Industries Ltd.	3.842%	10/27/27	CAD	1,119	821
Toronto Hydro Corp.	2.520%	8/25/26	CAD	2,805	2,026
Toronto Hydro Corp.	2.430%	12/11/29	CAD	3,061	2,150
Toronto Hydro Corp.	1.500%	10/15/30	CAD	3,600	2,380
Toronto Hydro Corp.	3.550%	7/28/45	CAD	846	528
Toronto Hydro Corp.	3.485%	2/28/48	CAD	2,603	1,588
Toronto Hydro Corp.	3.270%	10/18/51	CAD	897	518
Toronto Hydro Corp.	4.950%	10/13/52	CAD	1,500	1,142
Toronto-Dominion Bank	5.423%	7/10/26	CAD	6,000	4,475
Toronto-Dominion Bank	3.765%	9/8/26	EUR	20,000	23,159
Toronto-Dominion Bank	2.260%	1/7/27	CAD	18,080	12,935
Toronto-Dominion Bank	0.500%	1/18/27	EUR	3,700	4,054
12

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Toronto-Dominion Bank	2.875%	4/5/27	GBP	5,800	7,464
	Toronto-Dominion Bank	4.210%	6/1/27	CAD	11,904	8,817
	Toronto-Dominion Bank	0.100%	7/19/27	EUR	10,219	11,063
	Toronto-Dominion Bank	2.551%	8/3/27	EUR	4,000	4,532
	Toronto-Dominion Bank	2.776%	9/3/27	EUR	20,000	22,946
	Toronto-Dominion Bank	5.376%	10/21/27	CAD	7,000	5,331
	Toronto-Dominion Bank	4.477%	1/18/28	CAD	7,500	5,610
	Toronto-Dominion Bank	5.491%	9/8/28	CAD	10,000	7,730
	Toronto-Dominion Bank	4.680%	1/8/29	CAD	10,000	7,572
	Toronto-Dominion Bank	3.631%	12/13/29	EUR	10,000	11,596
	Toronto-Dominion Bank	1.952%	4/8/30	EUR	8,600	9,194
	Toronto-Dominion Bank	4.002%	10/31/30	CAD	3,500	2,582
	Toronto-Dominion Bank	3.129%	8/3/32	EUR	2,000	2,212
	Toronto-Dominion Bank	3.247%	2/16/34	EUR	4,738	5,471
	Toronto-Dominion Bank	5.177%	4/9/34	CAD	10,700	8,097
	Toronto-Dominion Bank	4.231%	2/1/35	CAD	3,000	2,177
	Toronto-Dominion Bank	4.423%	10/31/35	CAD	6,500	4,773
	Tourmaline Oil Corp.	2.529%	2/12/29	CAD	1,500	1,043
	Toyota Credit Canada Inc.	1.660%	7/20/26	CAD	1,408	1,006
	Toyota Credit Canada Inc.	4.420%	6/28/27	CAD	2,000	1,487
	Toyota Credit Canada Inc.	3.550%	10/4/27	CAD	7,500	5,473
	Toyota Credit Canada Inc.	4.330%	1/24/28	CAD	1,200	893
	Toyota Credit Canada Inc.	5.160%	7/12/28	CAD	1,600	1,222
	TransCanada PipeLines Ltd.	3.800%	4/5/27	CAD	6,230	4,556
	TransCanada PipeLines Ltd.	3.390%	3/15/28	CAD	3,125	2,268
	TransCanada PipeLines Ltd.	6.280%	5/26/28	CAD	2,303	1,780
	TransCanada PipeLines Ltd.	3.000%	9/18/29	CAD	4,000	2,835
	TransCanada PipeLines Ltd.	5.277%	7/15/30	CAD	800	618
	TransCanada PipeLines Ltd.	2.970%	6/9/31	CAD	2,000	1,382
	TransCanada PipeLines Ltd.	5.330%	5/12/32	CAD	6,995	5,417
	TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	5,071	3,399
	TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	1,559	1,011
	TransCanada PipeLines Ltd.	4.330%	9/16/47	CAD	8,996	5,739
	TransCanada PipeLines Ltd.	4.180%	7/3/48	CAD	3,540	2,202
	Trillium Health Partners Volunteers	3.702%	12/20/58	CAD	315	192
	University of Ottawa	2.635%	2/13/60	CAD	1,869	881
	University of Toronto	4.251%	12/7/51	CAD	1,275	876
[3]	Vancouver Airport Authority	7.425%	12/7/26	CAD	7,654	5,916
	Vancouver Airport Authority	2.874%	10/18/49	CAD	1,074	587
	Vancouver Airport Authority	2.800%	9/21/50	CAD	1,222	653
	Veren Inc.	4.968%	6/21/29	CAD	1,000	747
	Veren Inc.	5.503%	6/21/34	CAD	4,000	2,994
	Videotron Ltd.	4.650%	7/15/29	CAD	10,000	7,504
	Videotron Ltd.	5.000%	7/15/34	CAD	1,667	1,247
	Westcoast Energy Inc.	4.791%	10/28/41	CAD	1,129	793
	WSP Global Inc.	2.408%	4/19/28	CAD	1,821	1,284
	WSP Global Inc.	5.548%	11/22/30	CAD	8,965	7,015
	York University	6.480%	3/7/42	CAD	879	764
						1,728,463
China (0.0%)
	Prosus NV	1.539%	8/3/28	EUR	400	427
	Prosus NV	1.288%	7/13/29	EUR	1,416	1,459
	Prosus NV	2.031%	8/3/32	EUR	5,485	5,328
	Prosus NV	2.778%	1/19/34	EUR	2,294	2,278
						9,492
Czech Republic (0.0%)
	CEZ A/S	3.000%	6/5/28	EUR	6,359	7,196
	Czech Gas Networks Investments Sarl	1.000%	7/16/27	EUR	7,000	7,642
	Czech Gas Networks Investments Sarl	0.450%	9/8/29	EUR	2,100	2,116
	Czech Gas Networks Investments Sarl	0.875%	3/31/31	EUR	6,000	5,806
	EP Infrastructure A/S	1.698%	7/30/26	EUR	414	458
	EP Infrastructure A/S	2.045%	10/9/28	EUR	3,187	3,350
	EP Infrastructure A/S	1.816%	3/2/31	EUR	2,060	2,034
	EPH Financing International A/S	6.651%	11/13/28	EUR	4,000	4,869
	EPH Financing International A/S	5.875%	11/30/29	EUR	4,700	5,615
						39,086
Denmark (0.6%)
	AP Moller - Maersk A/S	0.750%	11/25/31	EUR	7,214	6,968
	Carlsberg Breweries A/S	3.500%	11/26/26	EUR	12,000	13,815
13

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Carlsberg Breweries A/S	0.875%	7/1/29	EUR	5,500	5,790
Carlsberg Breweries A/S	0.625%	3/9/30	EUR	5,895	6,014
Danfoss Finance I BV	0.375%	10/28/28	EUR	2,000	2,077
Danfoss Finance II BV	4.125%	12/2/29	EUR	5,000	5,902
Danmarks Skibskredit A/S	0.250%	6/21/28	EUR	9,300	9,797
Danske Bank A/S	0.750%	11/22/27	EUR	7,631	8,339
Danske Bank A/S	2.250%	1/14/28	GBP	6,285	8,023
Danske Bank A/S	6.500%	8/23/28	GBP	2,500	3,457
Danske Bank A/S	0.750%	6/9/29	EUR	10,224	10,880
Danske Bank A/S	4.750%	6/21/30	EUR	20,000	24,203
Danske Bank A/S	4.125%	1/10/31	EUR	18,000	21,459
Danske Bank A/S	1.000%	5/15/31	EUR	10,000	11,123
Danske Bank A/S	3.875%	1/9/32	EUR	10,000	11,642
Danske Bank A/S	4.625%	5/14/34	EUR	10,000	11,761
DSV Finance BV	1.375%	3/16/30	EUR	5,000	5,296
DSV Finance BV	3.250%	11/6/30	EUR	5,000	5,717
DSV Finance BV	3.375%	11/6/34	EUR	5,000	5,546
DSV Finance BV	0.875%	9/17/36	EUR	3,724	3,219
ISS Global A/S	0.875%	6/18/26	EUR	100	111
ISS Global A/S	1.500%	8/31/27	EUR	10,329	11,398
Jyske Bank A/S	4.875%	11/10/29	EUR	5,000	6,005
Jyske Realkredit A/S	0.500%	10/1/26	EUR	11,370	12,613
Nordea Kredit Realkreditaktieselskab	1.000%	10/1/26	DKK	186,000	27,891
Nordea Kredit Realkreditaktieselskab	1.000%	4/1/29	DKK	100,000	14,502
Novo Nordisk Finance Netherlands BV	0.125%	6/4/28	EUR	3,000	3,170
Novo Nordisk Finance Netherlands BV	1.375%	3/31/30	EUR	1,000	1,066
Nykredit Realkredit A/S	1.000%	7/1/26	DKK	419,419	62,972
Nykredit Realkredit A/S	1.000%	1/1/27	DKK	149,698	22,396
Nykredit Realkredit A/S	0.750%	1/20/27	EUR	10,000	10,951
Nykredit Realkredit A/S	1.000%	7/1/27	DKK	250,000	37,206
Nykredit Realkredit A/S	0.375%	1/17/28	EUR	11,996	12,691
Nykredit Realkredit A/S	1.000%	7/1/28	DKK	100,000	14,676
Nykredit Realkredit A/S	1.000%	1/1/29	DKK	125,000	18,202
Nykredit Realkredit A/S	1.000%	1/1/30	DKK	50,000	7,155
Nykredit Realkredit A/S	3.375%	1/10/30	EUR	7,000	7,968
Nykredit Realkredit A/S	3.500%	7/10/31	EUR	18,000	20,347
Nykredit Realkredit A/S	4.000%	4/24/35	EUR	7,000	7,936
Nykredit Realkredit A/S	2.000%	10/1/47	DKK	16,351	2,213
Orsted A/S	2.250%	6/14/28	EUR	5,000	5,575
Orsted A/S	1.500%	11/26/29	EUR	14,971	15,887
Orsted A/S	3.250%	9/13/31	EUR	7,900	8,853
Orsted A/S	4.875%	1/12/32	GBP	6,761	8,670
Orsted A/S	2.500%	5/16/33	GBP	1,185	1,259
Orsted A/S	2.875%	6/14/33	EUR	5,000	5,350
Orsted A/S	5.125%	9/13/34	GBP	3,500	4,430
Orsted A/S	5.750%	4/9/40	GBP	2,298	2,889
Pandora A/S	4.500%	4/10/28	EUR	8,885	10,462
Realkredit Danmark A/S	1.000%	1/1/29	DKK	250,000	36,402
TDC Net A/S	5.186%	8/2/29	EUR	1,500	1,761
TDC Net A/S	6.500%	6/1/31	EUR	1,500	1,855
					585,890
Finland (0.3%)
Fortum OYJ	4.000%	5/26/28	EUR	5,000	5,879
Fortum OYJ	2.125%	2/27/29	EUR	900	993
Fortum OYJ	4.500%	5/26/33	EUR	3,000	3,631
Kojamo OYJ	0.875%	5/28/29	EUR	3,438	3,504
Neste OYJ	4.250%	3/16/33	EUR	5,000	5,809
Nokia OYJ	3.125%	5/15/28	EUR	4,000	4,571
Nokia OYJ	4.375%	8/21/31	EUR	1,000	1,183
Nordea Bank Abp	0.500%	5/14/27	EUR	5,087	5,543
Nordea Bank Abp	4.125%	5/5/28	EUR	10,000	11,777
Nordea Bank Abp	0.500%	11/2/28	EUR	14,938	15,650
Nordea Bank Abp	2.500%	5/23/29	EUR	9,600	10,724
Nordea Bank Abp	3.375%	6/11/29	EUR	4,162	4,836
Nordea Bank Abp	2.875%	8/24/32	EUR	7,000	7,686
Nordea Bank Abp	1.625%	12/9/32	GBP	2,709	3,315
Nordea Bank Abp	3.625%	3/15/34	EUR	5,000	5,709
Nordea Kiinnitysluottopankki OYJ	0.625%	3/17/27	EUR	11,820	13,036
Nordea Kiinnitysluottopankki OYJ	3.000%	2/20/30	EUR	15,000	17,418
14

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nordea Kiinnitysluottopankki OYJ	3.000%	1/31/31	EUR	20,000	23,171
Nordea Kiinnitysluottopankki OYJ	3.000%	4/12/34	EUR	14,000	16,076
Oma Saastopankki OYJ	0.010%	11/25/27	EUR	4,700	5,018
OP Corporate Bank plc	0.600%	1/18/27	EUR	6,271	6,879
OP Corporate Bank plc	0.625%	7/27/27	EUR	5,000	5,429
OP Corporate Bank plc	4.000%	6/13/28	EUR	10,000	11,808
OP Mortgage Bank	0.010%	11/19/26	EUR	5,087	5,588
OP Mortgage Bank	0.625%	2/15/29	EUR	5,087	5,406
OP Mortgage Bank	2.500%	10/3/29	EUR	4,450	5,058
OP Mortgage Bank	2.750%	1/25/30	EUR	15,000	17,207
OP Mortgage Bank	0.010%	11/19/30	EUR	15,362	15,133
Sampo OYJ	3.375%	5/23/49	EUR	4,964	5,547
Sampo OYJ	2.500%	9/3/52	EUR	13,827	14,091
SATO OYJ	1.375%	2/24/28	EUR	2,100	2,269
SP-Kiinnitysluottopankki OYJ	3.250%	5/2/31	EUR	5,000	5,841
Stora Enso OYJ	2.500%	6/7/27	EUR	2,269	2,559
Stora Enso OYJ	2.500%	3/21/28	EUR	2,294	2,568
Stora Enso OYJ	4.250%	9/1/29	EUR	6,273	7,371
Teollisuuden Voima OYJ	1.375%	6/23/28	EUR	3,000	3,242
Teollisuuden Voima OYJ	4.750%	6/1/30	EUR	5,000	6,054
UPM-Kymmene OYJ	0.500%	3/22/31	EUR	7,000	6,851
					294,430
France (3.2%)
Aeroports de Paris SA	2.125%	10/2/26	EUR	6,100	6,886
Aeroports de Paris SA	1.000%	1/5/29	EUR	2,600	2,753
Aeroports de Paris SA	2.750%	4/2/30	EUR	5,700	6,383
Aeroports de Paris SA	1.500%	7/2/32	EUR	3,400	3,432
Aeroports de Paris SA	1.125%	6/18/34	EUR	1,500	1,395
Aeroports de Paris SA	2.125%	10/11/38	EUR	3,700	3,503
Air Liquide Finance SA	1.000%	3/8/27	EUR	100	110
Air Liquide Finance SA	1.250%	6/13/28	EUR	500	545
Air Liquide Finance SA	1.375%	4/2/30	EUR	7,300	7,806
Airbus SE	1.625%	6/9/30	EUR	2,100	2,261
Airbus SE	1.375%	5/13/31	EUR	4,904	5,111
Airbus SE	2.375%	4/7/32	EUR	2,314	2,527
Airbus SE	2.375%	6/9/40	EUR	4,513	4,260
Alstom SA	0.250%	10/14/26	EUR	6,900	7,582
Alstom SA	0.000%	1/11/29	EUR	3,900	3,944
Altarea SCA	1.750%	1/16/30	EUR	1,500	1,489
APRR SA	1.250%	1/6/27	EUR	5,400	6,027
APRR SA	1.250%	1/14/27	EUR	7,700	8,579
APRR SA	1.875%	1/3/29	EUR	5,000	5,517
APRR SA	3.125%	1/24/30	EUR	7,000	8,056
APRR SA	1.625%	1/13/32	EUR	4,700	4,881
Arkea Home Loans SFH SA	0.125%	7/12/29	EUR	15,000	15,425
Arkea Home Loans SFH SA	1.500%	6/1/33	EUR	5,000	5,081
Arkea Public Sector SCF SA	3.250%	1/10/31	EUR	10,000	11,660
Arkema SA	1.500%	4/20/27	EUR	8,900	9,885
Arkema SA	4.250%	5/20/30	EUR	10,000	11,991
Arval Service Lease SA	4.000%	9/22/26	EUR	7,500	8,599
Autoroutes du Sud de la France SA	1.250%	1/18/27	EUR	10,300	11,455
Autoroutes du Sud de la France SA	1.375%	6/27/28	EUR	6,000	6,564
Autoroutes du Sud de la France SA	1.375%	1/22/30	EUR	5,000	5,326
Autoroutes du Sud de la France SA	1.375%	2/21/31	EUR	9,000	9,339
AXA Home Loan SFH SA	0.010%	10/16/29	EUR	5,000	5,062
AXA SA	3.750%	10/12/30	EUR	4,500	5,304
AXA SA	3.375%	5/31/34	EUR	11,000	12,583
AXA SA	1.375%	10/7/41	EUR	3,724	3,686
AXA SA	1.875%	7/10/42	EUR	6,600	6,545
AXA SA	4.250%	3/10/43	EUR	4,450	5,092
AXA SA	5.500%	7/11/43	EUR	6,955	8,558
AXA SA	3.375%	7/6/47	EUR	3,943	4,494
AXA SA	3.250%	5/28/49	EUR	16,004	17,977
Ayvens SA	4.250%	1/18/27	EUR	2,000	2,330
Ayvens SA	4.000%	7/5/27	EUR	4,600	5,370
Ayvens SA	3.875%	1/24/28	EUR	3,800	4,418
Ayvens SA	4.875%	10/6/28	EUR	3,700	4,441
Ayvens SA	4.000%	1/24/31	EUR	1,900	2,222
Banque Federative du Credit Mutuel SA	0.010%	5/11/26	EUR	9,000	9,956
15

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Banque Federative du Credit Mutuel SA	0.750%	6/8/26	EUR	8,600	9,571
Banque Federative du Credit Mutuel SA	1.000%	7/16/26	GBP	7,500	9,567
Banque Federative du Credit Mutuel SA	1.500%	10/7/26	GBP	100	127
Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	2,800	3,132
Banque Federative du Credit Mutuel SA	0.100%	10/8/27	EUR	3,700	3,944
Banque Federative du Credit Mutuel SA	1.625%	11/15/27	EUR	2,300	2,516
Banque Federative du Credit Mutuel SA	0.875%	12/7/27	GBP	7,900	9,583
Banque Federative du Credit Mutuel SA	2.500%	5/25/28	EUR	7,500	8,294
Banque Federative du Credit Mutuel SA	0.250%	6/29/28	EUR	4,800	5,034
Banque Federative du Credit Mutuel SA	0.250%	7/19/28	EUR	10,600	11,051
Banque Federative du Credit Mutuel SA	1.203%	10/16/28	JPY	500,000	3,479
Banque Federative du Credit Mutuel SA	1.875%	10/26/28	GBP	2,800	3,397
Banque Federative du Credit Mutuel SA	0.625%	11/3/28	EUR	18,300	19,173
Banque Federative du Credit Mutuel SA	4.125%	3/13/29	EUR	10,000	11,842
Banque Federative du Credit Mutuel SA	1.875%	6/18/29	EUR	5,000	5,310
Banque Federative du Credit Mutuel SA	5.000%	10/22/29	GBP	5,000	6,685
Banque Federative du Credit Mutuel SA	0.750%	1/17/30	EUR	1,000	1,012
Banque Federative du Credit Mutuel SA	1.250%	6/3/30	EUR	11,000	11,241
Banque Federative du Credit Mutuel SA	0.625%	2/21/31	EUR	12,500	12,066
Banque Federative du Credit Mutuel SA	4.750%	11/10/31	EUR	5,000	6,048
Banque Federative du Credit Mutuel SA	1.125%	11/19/31	EUR	8,100	7,747
Banque Federative du Credit Mutuel SA	3.625%	9/14/32	EUR	9,000	10,335
Banque Federative du Credit Mutuel SA	5.125%	1/13/33	EUR	9,000	10,906
Banque Federative du Credit Mutuel SA	3.750%	2/1/33	EUR	21,700	25,136
Banque Federative du Credit Mutuel SA	4.125%	6/14/33	EUR	12,000	14,249
Banque Federative du Credit Mutuel SA	3.750%	2/3/34	EUR	10,000	11,480
BNP Paribas Home Loan SFH SA	3.000%	1/31/30	EUR	3,100	3,586
BNP Paribas SA	0.375%	10/14/27	EUR	9,300	10,197
BNP Paribas SA	1.875%	12/14/27	GBP	3,000	3,711
BNP Paribas SA	0.500%	2/19/28	EUR	13,800	15,027
BNP Paribas SA	0.500%	5/30/28	EUR	14,000	15,168
BNP Paribas SA	2.750%	7/25/28	EUR	20,000	22,646
BNP Paribas SA	0.500%	9/1/28	EUR	4,400	4,733
BNP Paribas SA	3.875%	2/23/29	EUR	10,000	11,699
BNP Paribas SA	2.875%	2/24/29	GBP	5,000	6,188
BNP Paribas SA	1.125%	4/17/29	EUR	5,000	5,378
BNP Paribas SA	1.375%	5/28/29	EUR	12,100	12,840
BNP Paribas SA	2.538%	7/13/29	CAD	2,109	1,479
BNP Paribas SA	6.000%	8/18/29	GBP	4,000	5,505
BNP Paribas SA	3.625%	9/1/29	EUR	5,000	5,794
BNP Paribas SA	0.500%	1/19/30	EUR	7,600	7,835
BNP Paribas SA	0.875%	7/11/30	EUR	4,600	4,732
BNP Paribas SA	3.875%	1/10/31	EUR	5,000	5,903
BNP Paribas SA	2.000%	5/24/31	GBP	3,000	3,860
BNP Paribas SA	1.625%	7/2/31	EUR	2,800	2,821
BNP Paribas SA	1.250%	7/13/31	GBP	13,000	13,663
BNP Paribas SA	4.042%	1/10/32	EUR	5,000	5,821
BNP Paribas SA	2.500%	3/31/32	EUR	6,000	6,701
BNP Paribas SA	2.100%	4/7/32	EUR	4,000	4,113
BNP Paribas SA	4.125%	9/26/32	EUR	6,000	7,174
BNP Paribas SA	4.750%	11/13/32	EUR	19,000	22,883
BNP Paribas SA	4.125%	5/24/33	EUR	5,000	5,999
BNP Paribas SA	0.875%	8/31/33	EUR	9,000	9,368
BNP Paribas SA	4.159%	8/28/34	EUR	10,000	11,512
BNP Paribas SA	2.000%	9/13/36	GBP	1,900	1,747
Bouygues SA	5.500%	10/6/26	GBP	3,050	4,118
Bouygues SA	1.375%	6/7/27	EUR	7,500	8,328
Bouygues SA	1.125%	7/24/28	EUR	2,500	2,709
Bouygues SA	2.250%	6/29/29	EUR	13,100	14,591
Bouygues SA	4.625%	6/7/32	EUR	7,500	9,236
Bouygues SA	3.250%	6/30/37	EUR	4,500	4,919
Bouygues SA	5.375%	6/30/42	EUR	2,800	3,602
BPCE SA	0.713%	7/13/26	JPY	200,000	1,391
BPCE SA	1.375%	12/23/26	GBP	3,500	4,424
BPCE SA	0.010%	1/14/27	EUR	2,300	2,504
BPCE SA	0.500%	2/24/27	EUR	4,600	5,013
BPCE SA	1.750%	4/26/27	EUR	5,000	5,583
BPCE SA	0.500%	1/14/28	EUR	6,500	7,106
BPCE SA	1.625%	1/31/28	EUR	5,700	6,272
BPCE SA	4.500%	4/26/28	AUD	4,500	2,841
16

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
BPCE SA	0.914%	7/13/28	JPY	200,000	1,379
BPCE SA	6.000%	9/29/28	GBP	2,000	2,720
BPCE SA	1.625%	3/2/29	EUR	8,000	8,752
BPCE SA	5.250%	4/16/29	GBP	4,500	5,961
BPCE SA	0.750%	3/3/31	EUR	4,000	3,894
BPCE SA	1.100%	12/16/31	JPY	500,000	3,441
BPCE SA	1.000%	1/14/32	EUR	4,400	4,225
BPCE SA	2.250%	3/2/32	EUR	4,500	4,998
BPCE SA	4.000%	11/29/32	EUR	9,000	10,650
BPCE SA	4.500%	1/13/33	EUR	17,000	20,209
BPCE SA	4.125%	3/8/33	EUR	8,000	9,272
BPCE SA	1.750%	2/2/34	EUR	7,500	7,919
BPCE SA	4.750%	6/14/34	EUR	5,000	6,004
BPCE SA	4.250%	1/11/35	EUR	5,000	5,812
BPCE SA	5.125%	1/25/35	EUR	2,000	2,383
BPCE SA	4.250%	7/16/35	EUR	5,000	5,734
BPCE SA	3.875%	1/25/36	EUR	5,000	5,766
BPCE SA	4.875%	2/26/36	EUR	6,000	7,077
BPCE SFH SA	0.010%	11/8/26	EUR	21,000	23,078
BPCE SFH SA	0.625%	9/22/27	EUR	2,500	2,730
BPCE SFH SA	0.010%	11/10/27	EUR	26,100	28,008
BPCE SFH SA	0.875%	4/13/28	EUR	6,000	6,521
BPCE SFH SA	0.750%	2/23/29	EUR	23,000	24,489
BPCE SFH SA	1.000%	6/8/29	EUR	2,200	2,349
BPCE SFH SA	3.000%	10/17/29	EUR	5,000	5,778
BPCE SFH SA	2.750%	2/12/30	EUR	25,300	28,911
BPCE SFH SA	1.125%	4/12/30	EUR	13,800	14,582
BPCE SFH SA	0.010%	3/18/31	EUR	14,700	14,216
BPCE SFH SA	0.625%	5/29/31	EUR	8,900	8,899
BPCE SFH SA	0.375%	1/21/32	EUR	13,100	12,656
BPCE SFH SA	3.125%	2/20/36	EUR	10,000	11,284
Bureau Veritas SA	3.500%	5/22/36	EUR	2,000	2,242
Caisse de Refinancement de l'Habitat SA	0.010%	2/7/28	EUR	5,000	5,325
Caisse de Refinancement de l'Habitat SA	2.750%	4/12/28	EUR	12,000	13,766
Caisse de Refinancement de l'Habitat SA	2.750%	1/12/29	EUR	15,400	17,699
Caisse de Refinancement de l'Habitat SA	0.010%	10/8/29	EUR	10,700	10,881
Caisse de Refinancement de l'Habitat SA	3.000%	1/11/30	EUR	5,000	5,783
Caisse de Refinancement de l'Habitat SA	3.375%	6/28/32	EUR	10,000	11,721
Caisse de Refinancement de l'Habitat SA	3.125%	2/23/33	EUR	4,500	5,165
Caisse Nationale de Reassurance Mutuelle Agricole Groupama	0.750%	7/7/28	EUR	4,800	5,071
Caisse Nationale de Reassurance Mutuelle Agricole Groupama	3.375%	9/24/28	EUR	1,700	1,921
Capgemini SE	1.750%	4/18/28	EUR	7,800	8,618
Capgemini SE	1.125%	6/23/30	EUR	3,000	3,104
Capgemini SE	2.375%	4/15/32	EUR	5,700	6,084
Carmila SA	1.625%	4/1/29	EUR	900	953
Carmila SA	3.875%	1/25/32	EUR	1,500	1,693
Carrefour SA	1.750%	5/4/26	EUR	500	562
Carrefour SA	1.875%	10/30/26	EUR	4,000	4,488
Carrefour SA	2.625%	12/15/27	EUR	5,000	5,665
Carrefour SA	2.375%	10/30/29	EUR	4,800	5,325
Carrefour SA	4.375%	11/14/31	EUR	9,000	10,786
CCF SFH SACA	2.500%	6/28/28	EUR	8,800	9,997
Cie de Financement Foncier SA	0.225%	9/14/26	EUR	2,800	3,094
Cie de Financement Foncier SA	0.375%	4/9/27	EUR	30,000	32,877
Cie de Financement Foncier SA	0.010%	11/10/27	EUR	5,000	5,353
Cie de Financement Foncier SA	0.750%	1/11/28	EUR	5,600	6,092
Cie de Financement Foncier SA	0.500%	3/16/28	EUR	9,600	10,336
Cie de Financement Foncier SA	0.875%	9/11/28	EUR	9,400	10,137
Cie de Financement Foncier SA	0.010%	4/16/29	EUR	10,000	10,293
Cie de Financement Foncier SA	3.000%	4/24/32	EUR	20,900	23,813
Cie de Financement Foncier SA	0.010%	10/29/35	EUR	19,000	15,520
Cie de Financement Foncier SA	0.600%	10/25/41	EUR	13,800	10,323
Cie de Financement Foncier SA	3.875%	4/25/55	EUR	2,049	2,472
Cie de Saint-Gobain SA	1.375%	6/14/27	EUR	8,000	8,887
Cie de Saint-Gobain SA	2.375%	10/4/27	EUR	2,200	2,489
Cie de Saint-Gobain SA	2.125%	6/10/28	EUR	2,500	2,788
Cie de Saint-Gobain SA	1.875%	9/21/28	EUR	6,200	6,825
Cie de Saint-Gobain SA	3.875%	11/29/30	EUR	10,000	11,768
Cie de Saint-Gobain SA	1.875%	3/15/31	EUR	2,800	2,965
Cie de Saint-Gobain SA	2.625%	8/10/32	EUR	2,200	2,378
17

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Cie de Saint-Gobain SA	3.625%	8/9/36	EUR	9,000	10,095
Cie Generale des Etablissements Michelin SCA	1.750%	5/28/27	EUR	100	112
Cie Generale des Etablissements Michelin SCA	0.000%	11/2/28	EUR	6,300	6,514
Cie Generale des Etablissements Michelin SCA	1.750%	9/3/30	EUR	1,000	1,069
Cie Generale des Etablissements Michelin SCA	3.375%	5/16/36	EUR	4,000	4,436
Cie Generale des Etablissements Michelin SCA	2.500%	9/3/38	EUR	2,600	2,557
CNP Assurances SACA	1.250%	1/27/29	EUR	2,000	2,117
CNP Assurances SACA	4.500%	6/10/47	EUR	3,800	4,390
CNP Assurances SACA	2.000%	7/27/50	EUR	6,500	6,713
CNP Assurances SACA	2.500%	6/30/51	EUR	3,100	3,247
CNP Assurances SACA	5.250%	7/18/53	EUR	4,700	5,651
Coentreprise de Transport d'Electricite SA	2.125%	7/29/32	EUR	8,400	8,778
Covivio Hotels SACA	1.000%	7/27/29	EUR	2,800	2,903
Covivio SA	1.875%	5/20/26	EUR	200	225
Covivio SA	2.375%	2/20/28	EUR	100	114
Covivio SA	1.625%	6/23/30	EUR	2,200	2,317
Covivio SA	1.125%	9/17/31	EUR	4,000	3,951
Covivio SA	4.625%	6/5/32	EUR	1,900	2,275
Credit Agricole Assurances SA	2.000%	7/17/30	EUR	2,800	2,918
Credit Agricole Assurances SA	1.500%	10/6/31	EUR	7,400	7,244
Credit Agricole Assurances SA	4.500%	12/17/34	EUR	2,800	3,219
Credit Agricole Assurances SA	4.750%	9/27/48	EUR	1,200	1,405
Credit Agricole Home Loan SFH SA	3.250%	9/28/26	EUR	3,700	4,260
Credit Agricole Home Loan SFH SA	0.750%	5/5/27	EUR	18,400	20,286
Credit Agricole Home Loan SFH SA	0.875%	8/31/27	EUR	6,100	6,705
Credit Agricole Home Loan SFH SA	0.875%	8/11/28	EUR	14,100	15,239
Credit Agricole Home Loan SFH SA	1.000%	1/16/29	EUR	7,600	8,188
Credit Agricole Home Loan SFH SA	0.050%	12/6/29	EUR	15,000	15,206
Credit Agricole Home Loan SFH SA	3.000%	12/1/30	EUR	12,500	14,452
Credit Agricole Home Loan SFH SA	1.250%	3/24/31	EUR	9,100	9,517
Credit Agricole Home Loan SFH SA	0.010%	11/3/31	EUR	13,700	13,009
Credit Agricole Home Loan SFH SA	1.375%	2/3/32	EUR	2,200	2,281
Credit Agricole Home Loan SFH SA	0.875%	5/6/34	EUR	10,100	9,508
Credit Agricole Home Loan SFH SA	1.500%	9/28/38	EUR	2,500	2,279
Credit Agricole Public Sector SCF SA	0.875%	8/2/27	EUR	20,402	22,458
Credit Agricole Public Sector SCF SA	0.010%	9/13/28	EUR	5,000	5,240
Credit Agricole Public Sector SCF SA	0.625%	3/29/29	EUR	7,100	7,521
Credit Agricole SA	1.875%	12/20/26	EUR	5,100	5,714
Credit Agricole SA	0.514%	7/6/27	JPY	400,000	2,770
Credit Agricole SA	5.750%	11/29/27	GBP	3,000	4,044
Credit Agricole SA	0.375%	4/20/28	EUR	4,800	5,081
Credit Agricole SA	1.750%	3/5/29	EUR	6,000	6,493
Credit Agricole SA	2.000%	3/25/29	EUR	6,400	6,942
Credit Agricole SA	1.000%	7/3/29	EUR	7,300	7,691
Credit Agricole SA	2.500%	8/29/29	EUR	9,000	10,090
Credit Agricole SA	0.500%	9/21/29	EUR	13,600	14,220
Credit Agricole SA	4.875%	10/23/29	GBP	2,000	2,670
Credit Agricole SA	4.125%	3/7/30	EUR	6,300	7,492
Credit Agricole SA	3.875%	4/20/31	EUR	4,000	4,721
Credit Agricole SA	0.875%	1/14/32	EUR	6,400	6,136
Credit Agricole SA	4.000%	1/18/33	EUR	3,000	3,543
Credit Agricole SA	2.500%	4/22/34	EUR	8,000	8,230
Credit Agricole SA	3.875%	11/28/34	EUR	11,000	12,864
Credit Agricole SA	4.125%	2/26/36	EUR	5,000	5,799
Credit Mutuel Arkea SA	0.875%	5/7/27	EUR	1,000	1,097
Credit Mutuel Arkea SA	0.375%	10/3/28	EUR	5,100	5,323
Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	10,000	11,461
Credit Mutuel Arkea SA	1.125%	5/23/29	EUR	1,100	1,163
Credit Mutuel Arkea SA	3.375%	3/11/31	EUR	2,000	2,228
Credit Mutuel Arkea SA	0.875%	10/25/31	EUR	4,200	4,061
Credit Mutuel Arkea SA	0.875%	3/11/33	EUR	6,000	5,539
Credit Mutuel Arkea SA	4.125%	2/1/34	EUR	7,000	8,303
Credit Mutuel Arkea SA	4.810%	5/15/35	EUR	7,000	8,139
Credit Mutuel Home Loan SFH SA	0.625%	3/4/27	EUR	23,000	25,381
Credit Mutuel Home Loan SFH SA	0.750%	9/15/27	EUR	30,700	33,621
Credit Mutuel Home Loan SFH SA	1.000%	4/30/28	EUR	7,500	8,172
Credit Mutuel Home Loan SFH SA	0.010%	7/20/28	EUR	9,200	9,674
Credit Mutuel Home Loan SFH SA	1.000%	1/30/29	EUR	2,800	3,012
Credit Mutuel Home Loan SFH SA	3.000%	2/3/31	EUR	20,400	23,486
Crelan Home Loan SCF	1.375%	4/18/33	EUR	7,900	7,930
18

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Danone SA	0.571%	3/17/27	EUR	5,000	5,491
Danone SA	0.395%	6/10/29	EUR	9,300	9,644
Danone SA	3.706%	11/13/29	EUR	500	588
Danone SA	3.481%	5/3/30	EUR	4,600	5,363
Danone SA	3.470%	5/22/31	EUR	5,400	6,278
Dassault Systemes SE	0.125%	9/16/26	EUR	2,500	2,733
Dassault Systemes SE	0.375%	9/16/29	EUR	5,000	5,101
Edenred SE	3.625%	6/13/31	EUR	1,000	1,141
Edenred SE	3.625%	8/5/32	EUR	2,500	2,820
Electricite de France SA	1.000%	10/13/26	EUR	8,300	9,215
Electricite de France SA	4.375%	10/12/29	EUR	13,500	16,187
Electricite de France SA	5.875%	7/18/31	GBP	1,588	2,195
Electricite de France SA	4.250%	1/25/32	EUR	1,500	1,791
Electricite de France SA	1.000%	11/29/33	EUR	8,700	7,995
Electricite de France SA	5.379%	5/17/34	CAD	2,200	1,673
Electricite de France SA	6.125%	6/2/34	GBP	8,050	10,997
Electricite de France SA	4.750%	10/12/34	EUR	5,700	6,990
Electricite de France SA	1.875%	10/13/36	EUR	10,400	9,652
Electricite de France SA	5.500%	3/27/37	GBP	4,600	5,775
Electricite de France SA	4.500%	11/12/40	EUR	1,900	2,211
Electricite de France SA	5.500%	10/17/41	GBP	6,500	7,711
Electricite de France SA	4.625%	1/25/43	EUR	4,800	5,439
Electricite de France SA	4.750%	6/17/44	EUR	2,000	2,279
Electricite de France SA	2.000%	12/9/49	EUR	6,800	4,768
Electricite de France SA	5.125%	9/22/50	GBP	3,000	3,213
Electricite de France SA	5.777%	5/17/54	CAD	2,500	1,861
Electricite de France SA	6.000%	1/23/14	GBP	5,100	5,948
Engie SA	2.375%	5/19/26	EUR	100	113
Engie SA	0.000%	3/4/27	EUR	2,000	2,168
Engie SA	0.375%	6/11/27	EUR	8,200	8,899
Engie SA	1.500%	3/27/28	EUR	5,000	5,498
Engie SA	1.750%	3/27/28	EUR	7,600	8,380
Engie SA	1.375%	6/22/28	EUR	10,700	11,704
Engie SA	7.000%	10/30/28	GBP	2,750	3,943
Engie SA	3.500%	9/27/29	EUR	9,000	10,449
Engie SA	0.375%	10/26/29	EUR	1,000	1,014
Engie SA	3.625%	1/11/30	EUR	3,500	4,080
Engie SA	2.125%	3/30/32	EUR	6,100	6,411
Engie SA	1.875%	9/19/33	EUR	1,200	1,230
Engie SA	4.250%	9/6/34	EUR	5,000	5,935
Engie SA	4.000%	1/11/35	EUR	6,300	7,331
Engie SA	1.500%	3/13/35	EUR	5,000	4,675
Engie SA	1.000%	10/26/36	EUR	3,500	2,971
Engie SA	2.000%	9/28/37	EUR	3,600	3,334
Engie SA	1.375%	6/21/39	EUR	4,800	3,870
Engie SA	1.250%	10/24/41	EUR	4,500	3,305
Engie SA	4.500%	9/6/42	EUR	5,400	6,304
Engie SA	4.250%	1/11/43	EUR	2,000	2,257
Engie SA	5.625%	4/3/53	GBP	1,000	1,191
Engie SA	5.000%	10/1/60	GBP	3,550	3,820
Engie SA	5.950%	3/16/11	EUR	1,625	2,323
Engie SA	1.500%	Perpetual	EUR	7,500	7,876
Engie SA	1.875%	Perpetual	EUR	4,000	3,945
EssilorLuxottica SA	0.500%	6/5/28	EUR	10,200	10,888
Gecina SA	1.375%	6/30/27	EUR	100	111
Gecina SA	1.375%	1/26/28	EUR	1,700	1,862
Gecina SA	1.000%	1/30/29	EUR	1,100	1,164
Gecina SA	2.000%	6/30/32	EUR	4,400	4,589
Gecina SA	0.875%	1/25/33	EUR	4,000	3,763
Gecina SA	0.875%	6/30/36	EUR	3,600	3,035
GELF Bond Issuer I SA	1.125%	7/18/29	EUR	2,104	2,206
GELF Bond Issuer I SA	3.625%	11/27/31	EUR	1,100	1,239
Groupe des Assurances du Credit Mutuel SADIR	3.750%	4/30/29	EUR	1,800	2,075
Groupe des Assurances du Credit Mutuel SADIR	1.850%	4/21/42	EUR	2,700	2,639
Groupe VYV	1.625%	7/2/29	EUR	2,000	2,108
Holding d'Infrastructures de Transport SASU	1.625%	11/27/27	EUR	5,900	6,527
Holding d'Infrastructures de Transport SASU	1.475%	1/18/31	EUR	8,000	8,196
HSBC Continental Europe SA	0.100%	9/3/27	EUR	5,100	5,466
ICADE	1.625%	2/28/28	EUR	2,000	2,184
ICADE	1.000%	1/19/30	EUR	1,400	1,416
19

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
ICADE	0.625%	1/18/31	EUR	3,700	3,537
Imerys SA	1.000%	7/15/31	EUR	2,500	2,420
In'li SA	1.125%	7/2/29	EUR	1,000	1,053
ITM Entreprises SASU	5.750%	7/22/29	EUR	2,500	3,003
JCDecaux SE	2.625%	4/24/28	EUR	2,500	2,823
JCDecaux SE	5.000%	1/11/29	EUR	1,500	1,799
JCDecaux SE	1.625%	2/7/30	EUR	2,300	2,416
Kering SA	1.250%	5/10/26	EUR	4,600	5,140
Kering SA	3.250%	2/27/29	EUR	9,000	10,358
Kering SA	3.625%	9/5/31	EUR	9,000	10,295
Kering SA	5.000%	11/23/32	GBP	7,500	9,644
Kering SA	3.375%	2/27/33	EUR	9,000	9,899
Kering SA	3.625%	3/11/36	EUR	2,500	2,720
Klepierre SA	1.375%	2/16/27	EUR	3,300	3,670
Klepierre SA	2.000%	5/12/29	EUR	2,100	2,311
Klepierre SA	0.625%	7/1/30	EUR	6,800	6,818
Klepierre SA	0.875%	2/17/31	EUR	1,900	1,894
Klepierre SA	1.250%	9/29/31	EUR	2,300	2,325
Klepierre SA	1.625%	12/13/32	EUR	1,500	1,523
Klepierre SA	3.875%	9/23/33	EUR	2,300	2,660
La Banque Postale Home Loan SFH SA	0.625%	6/23/27	EUR	6,350	6,970
La Banque Postale Home Loan SFH SA	0.875%	2/7/28	EUR	4,500	4,905
La Banque Postale Home Loan SFH SA	1.000%	10/4/28	EUR	2,500	2,709
La Banque Postale Home Loan SFH SA	3.125%	2/19/29	EUR	10,000	11,590
La Banque Postale Home Loan SFH SA	0.010%	10/22/29	EUR	23,600	23,891
La Banque Postale SA	1.000%	2/9/28	EUR	10,000	10,979
La Banque Postale SA	3.000%	6/9/28	EUR	3,800	4,271
La Banque Postale SA	2.000%	7/13/28	EUR	4,700	5,165
La Banque Postale SA	1.375%	4/24/29	EUR	5,000	5,311
La Banque Postale SA	3.500%	6/13/30	EUR	7,700	8,898
La Banque Postale SA	0.750%	8/2/32	EUR	2,400	2,567
La Banque Postale SA	5.500%	3/5/34	EUR	2,500	3,010
La Poste SA	0.625%	10/21/26	EUR	4,900	5,418
La Poste SA	0.375%	9/17/27	EUR	10,100	10,935
La Poste SA	1.375%	4/21/32	EUR	18,200	18,353
La Poste SA	4.000%	6/12/35	EUR	4,200	4,950
Legrand SA	3.500%	5/29/29	EUR	7,000	8,161
Legrand SA	3.500%	6/26/34	EUR	3,000	3,436
LVMH Moet Hennessy Louis Vuitton SE	1.125%	2/11/27	GBP	4,400	5,558
LVMH Moet Hennessy Louis Vuitton SE	0.125%	2/11/28	EUR	5,000	5,309
LVMH Moet Hennessy Louis Vuitton SE	3.250%	9/7/29	EUR	4,000	4,625
LVMH Moet Hennessy Louis Vuitton SE	0.375%	2/11/31	EUR	4,600	4,531
LVMH Moet Hennessy Louis Vuitton SE	3.500%	9/7/33	EUR	23,200	26,802
LVMH Moet Hennessy Louis Vuitton SE	3.500%	10/5/34	EUR	10,000	11,534
Mercialys SA	2.500%	2/28/29	EUR	1,400	1,534
MMS USA Holdings Inc.	1.250%	6/13/28	EUR	2,100	2,282
MMS USA Holdings Inc.	1.750%	6/13/31	EUR	2,600	2,720
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal	2.125%	6/21/52	EUR	1,500	1,450
Nerval SAS	2.875%	4/14/32	EUR	3,800	4,050
Orange SA	0.000%	9/4/26	EUR	2,000	2,199
Orange SA	0.875%	2/3/27	EUR	900	994
Orange SA	1.250%	7/7/27	EUR	4,000	4,428
Orange SA	1.375%	3/20/28	EUR	18,400	20,265
Orange SA	8.125%	11/20/28	GBP	3,316	4,931
Orange SA	2.000%	1/15/29	EUR	2,000	2,221
Orange SA	1.375%	1/16/30	EUR	13,100	14,061
Orange SA	1.875%	9/12/30	EUR	16,900	18,251
Orange SA	3.625%	11/16/31	EUR	5,000	5,888
Orange SA	3.250%	1/15/32	GBP	11,000	13,234
Orange SA	1.625%	4/7/32	EUR	5,000	5,178
Orange SA	2.375%	5/18/32	EUR	4,000	4,353
Orange SA	0.500%	9/4/32	EUR	3,800	3,580
Orange SA	8.125%	1/28/33	EUR	362	551
Orange SA	0.625%	12/16/33	EUR	10,700	9,764
Orange SA	5.625%	1/23/34	GBP	1,700	2,324
Orange SA	1.200%	7/11/34	EUR	2,000	1,871
Orange SA	1.375%	Perpetual	EUR	1,900	1,968
Orange SA	1.750%	Perpetual	EUR	1,300	1,389
Orange SA	5.000%	Perpetual	EUR	7,171	8,295
Orange SA	5.375%	Perpetual	EUR	4,000	4,783
20

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Orano SA	4.000%	3/12/31	EUR	5,000	5,811
Pernod Ricard SA	3.250%	11/2/28	EUR	5,000	5,745
Pernod Ricard SA	1.375%	4/7/29	EUR	3,300	3,526
Pernod Ricard SA	0.125%	10/4/29	EUR	1,000	1,004
Pernod Ricard SA	1.750%	4/8/30	EUR	2,600	2,781
Pernod Ricard SA	3.375%	11/7/30	EUR	5,000	5,722
Pernod Ricard SA	0.875%	10/24/31	EUR	4,000	3,905
Pernod Ricard SA	3.750%	9/15/33	EUR	5,000	5,703
Pernod Ricard SA	3.625%	5/7/34	EUR	7,000	7,874
Praemia Healthcare SACA	0.875%	11/4/29	EUR	4,600	4,717
PSA Tresorerie GIE	6.000%	9/19/33	EUR	4,024	4,989
RCI Banque SA	1.625%	5/26/26	EUR	7,666	8,590
RCI Banque SA	1.125%	1/15/27	EUR	3,900	4,308
RCI Banque SA	4.500%	4/6/27	EUR	5,000	5,825
RCI Banque SA	4.750%	7/6/27	EUR	4,000	4,693
RCI Banque SA	4.875%	6/14/28	EUR	4,000	4,765
RCI Banque SA	4.875%	10/2/29	EUR	22,000	26,513
RCI Banque SA	4.125%	4/4/31	EUR	3,000	3,472
RTE Reseau de Transport d'Electricite SADIR	0.000%	9/9/27	EUR	11,100	11,835
RTE Reseau de Transport d'Electricite SADIR	2.750%	6/20/29	EUR	500	564
RTE Reseau de Transport d'Electricite SADIR	1.500%	9/27/30	EUR	2,500	2,640
RTE Reseau de Transport d'Electricite SADIR	0.750%	1/12/34	EUR	5,000	4,553
RTE Reseau de Transport d'Electricite SADIR	3.750%	7/4/35	EUR	11,900	13,760
RTE Reseau de Transport d'Electricite SADIR	2.000%	4/18/36	EUR	3,100	3,060
RTE Reseau de Transport d'Electricite SADIR	1.875%	10/23/37	EUR	5,000	4,674
RTE Reseau de Transport d'Electricite SADIR	1.125%	7/8/40	EUR	7,500	5,914
SCOR SE	3.000%	6/8/46	EUR	5,800	6,540
SCOR SE	3.625%	5/27/48	EUR	4,900	5,546
SCOR SE	1.375%	9/17/51	EUR	2,200	2,138
Societe Fonciere Lyonnaise SA	1.500%	6/5/27	EUR	1,900	2,115
Societe Fonciere Lyonnaise SA	0.500%	4/21/28	EUR	1,900	2,015
Societe Generale SA	0.750%	1/25/27	EUR	8,600	9,418
Societe Generale SA	0.847%	5/26/27	JPY	1,000,000	6,827
Societe Generale SA	4.125%	6/2/27	EUR	5,000	5,844
Societe Generale SA	0.250%	7/8/27	EUR	7,500	8,080
Societe Generale SA	1.250%	12/7/27	GBP	3,700	4,513
Societe Generale SA	2.125%	9/27/28	EUR	8,600	9,476
Societe Generale SA	1.750%	3/22/29	EUR	4,500	4,838
Societe Generale SA	0.500%	6/12/29	EUR	9,100	9,522
Societe Generale SA	1.250%	6/12/30	EUR	4,200	4,285
Societe Generale SA	4.250%	12/6/30	EUR	12,000	14,041
Societe Generale SA	1.125%	6/30/31	EUR	2,500	2,767
Societe Generale SA	4.875%	11/21/31	EUR	10,000	12,009
Societe Generale SA	5.750%	1/22/32	GBP	7,000	9,358
Societe Generale SA	4.250%	11/16/32	EUR	4,000	4,816
Societe Generale SA	5.625%	6/2/33	EUR	3,000	3,678
Societe Generale SA	6.250%	6/22/33	GBP	2,000	2,796
Societe Generale SFH SA	3.625%	7/31/26	EUR	4,700	5,425
Societe Generale SFH SA	0.750%	1/19/28	EUR	5,000	5,440
Societe Generale SFH SA	1.375%	5/5/28	EUR	12,500	13,773
Societe Generale SFH SA	0.125%	2/2/29	EUR	21,900	22,776
Societe Generale SFH SA	0.010%	2/5/31	EUR	10,400	10,113
Sodexo SA	2.500%	6/24/26	EUR	383	434
Sodexo SA	0.750%	4/14/27	EUR	5,914	6,517
Sodexo SA	1.750%	6/26/28	GBP	4,090	4,985
Sodexo SA	1.000%	4/27/29	EUR	3,700	3,905
Sogecap SA	6.500%	5/16/44	EUR	2,900	3,667
Suez SACA	2.375%	5/24/30	EUR	1,600	1,761
Suez SACA	5.000%	11/3/32	EUR	1,500	1,854
Suez SACA	2.875%	5/24/34	EUR	7,400	7,813
Suez SACA	6.625%	10/5/43	GBP	5,000	6,793
TDF Infrastructure SASU	1.750%	12/1/29	EUR	6,700	6,985
Teleperformance SE	3.750%	6/24/29	EUR	2,000	2,284
Terega SA	0.875%	9/17/30	EUR	2,500	2,482
Thales SA	4.250%	10/18/31	EUR	5,000	6,032
TotalEnergies Capital Canada Ltd.	2.125%	9/18/29	EUR	6,700	7,405
TotalEnergies Capital International SA	1.491%	4/8/27	EUR	3,000	3,343
TotalEnergies Capital International SA	0.696%	5/31/28	EUR	12,400	13,242
TotalEnergies Capital International SA	1.994%	4/8/32	EUR	3,200	3,375
TotalEnergies Capital International SA	1.618%	5/18/40	EUR	10,000	8,478
21

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
TotalEnergies SE	1.625%	Perpetual	EUR	6,316	6,776
TotalEnergies SE	2.000%	Perpetual	EUR	19,309	19,711
TotalEnergies SE	2.000%	Perpetual	EUR	4,000	4,412
TotalEnergies SE	2.125%	Perpetual	EUR	7,219	6,948
TotalEnergies SE	3.369%	Perpetual	EUR	3,650	4,121
Unibail-Rodamco-Westfield SE	2.500%	6/4/26	EUR	400	454
Unibail-Rodamco-Westfield SE	1.000%	2/27/27	EUR	1,800	1,996
Unibail-Rodamco-Westfield SE	0.750%	10/25/28	EUR	1,900	2,012
Unibail-Rodamco-Westfield SE	1.500%	5/29/29	EUR	200	211
Unibail-Rodamco-Westfield SE	1.375%	4/15/30	EUR	3,815	3,998
Unibail-Rodamco-Westfield SE	1.875%	1/15/31	EUR	10,500	10,945
Unibail-Rodamco-Westfield SE	1.375%	12/4/31	EUR	6,100	6,018
Unibail-Rodamco-Westfield SE	0.875%	3/29/32	EUR	6,300	6,021
Unibail-Rodamco-Westfield SE	2.000%	6/29/32	EUR	1,200	1,220
Unibail-Rodamco-Westfield SE	1.375%	5/25/33	EUR	2,200	2,079
Unibail-Rodamco-Westfield SE	2.000%	4/28/36	EUR	7,113	6,606
Unibail-Rodamco-Westfield SE	2.250%	5/14/38	EUR	2,400	2,213
Unibail-Rodamco-Westfield SE	1.750%	7/1/49	EUR	1,700	1,116
Unibail-Rodamco-Westfield SE	2.875%	Perpetual	EUR	3,500	3,923
Veolia Environnement SA	0.000%	6/9/26	EUR	1,000	1,101
Veolia Environnement SA	4.625%	3/30/27	EUR	5,100	5,992
Veolia Environnement SA	1.250%	4/2/27	EUR	10,200	11,288
Veolia Environnement SA	1.590%	1/10/28	EUR	3,000	3,319
Veolia Environnement SA	1.250%	4/15/28	EUR	2,100	2,293
Veolia Environnement SA	0.927%	1/4/29	EUR	2,500	2,668
Veolia Environnement SA	1.500%	4/3/29	EUR	800	863
Veolia Environnement SA	1.940%	1/7/30	EUR	5,000	5,427
Veolia Environnement SA	1.625%	9/17/30	EUR	400	422
Veolia Environnement SA	5.375%	12/2/30	GBP	600	817
Veolia Environnement SA	0.500%	10/14/31	EUR	2,700	2,585
Veolia Environnement SA	0.800%	1/15/32	EUR	7,800	7,589
Veolia Environnement SA	6.125%	11/25/33	EUR	2,244	3,075
Veolia Environnement SA	1.625%	Perpetual	EUR	900	991
Verallia SA	1.625%	5/14/28	EUR	10,000	11,165
Vinci SA	1.625%	1/18/29	EUR	7,200	7,871
Vinci SA	1.750%	9/26/30	EUR	3,400	3,640
Vinci SA	0.500%	1/9/32	EUR	11,200	10,717
Vinci SA	2.750%	9/15/34	GBP	2,600	2,872
Wendel SE	1.000%	6/1/31	EUR	7,800	7,750
Westfield America Management Ltd.	2.625%	3/30/29	GBP	2,100	2,532
					3,325,007
Germany (2.4%)
Aareal Bank AG	0.250%	11/23/27	EUR	1,000	1,049
Aareal Bank AG	0.750%	4/18/28	EUR	2,100	2,218
Aareal Bank AG	0.010%	9/15/28	EUR	7,100	7,447
Aareal Bank AG	3.250%	5/17/29	EUR	20,000	23,366
Allianz Finance II BV	3.000%	3/13/28	EUR	1,400	1,623
Allianz Finance II BV	0.500%	1/14/31	EUR	11,700	11,677
Allianz Finance II BV	4.500%	3/13/43	GBP	3,000	3,475
Allianz SE	4.597%	9/7/38	EUR	7,000	8,239
Allianz SE	1.301%	9/25/49	EUR	2,000	2,057
Allianz SE	2.121%	7/8/50	EUR	12,000	12,657
Allianz SE	4.252%	7/5/52	EUR	6,900	7,912
Allianz SE	5.824%	7/25/53	EUR	8,300	10,432
Amprion GmbH	3.450%	9/22/27	EUR	18,000	20,703
Amprion GmbH	3.971%	9/22/32	EUR	2,000	2,351
Amprion GmbH	0.625%	9/23/33	EUR	10,100	9,061
Amprion GmbH	4.125%	9/7/34	EUR	5,000	5,886
Aroundtown SA	1.500%	5/28/26	EUR	1,900	2,117
Aroundtown SA	0.000%	7/16/26	EUR	7,600	8,247
Aroundtown SA	0.375%	4/15/27	EUR	12,800	13,678
Aroundtown SA	3.000%	10/16/29	GBP	1,983	2,309
Aroundtown SA	3.625%	4/10/31	GBP	1,100	1,261
Aroundtown SA	1.625%	Perpetual	EUR	2,300	2,326
BASF SE	4.000%	3/8/29	EUR	3,000	3,560
BASF SE	1.500%	5/22/30	EUR	2,099	2,260
BASF SE	1.500%	3/17/31	EUR	2,800	2,924
BASF SE	4.250%	3/8/32	EUR	10,000	12,121
BASF SE	1.450%	12/13/32	EUR	8,400	8,271
22

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bausparkasse Schwaebisch Hall AG	2.000%	5/17/34	EUR	20,200	21,280
Bayer AG	0.750%	1/6/27	EUR	6,500	7,143
Bayer AG	1.125%	1/6/30	EUR	4,900	5,059
Bayer AG	0.625%	7/12/31	EUR	4,400	4,183
Bayer AG	1.375%	7/6/32	EUR	13,600	13,172
Bayer AG	4.625%	5/26/33	EUR	2,500	2,968
Bayer AG	1.000%	1/12/36	EUR	4,400	3,672
Bayer Capital Corp. BV	1.500%	6/26/26	EUR	5,900	6,591
Bayer Capital Corp. BV	2.125%	12/15/29	EUR	10,100	10,906
Bayerische Landesbank	4.375%	9/21/28	EUR	2,500	2,981
Bayerische Landesbank	3.000%	5/22/29	EUR	12,500	14,518
Bayerische Landesbank	0.050%	4/30/31	EUR	14,000	13,700
Bayerische Landesbank	1.000%	9/23/31	EUR	8,000	8,772
Berlin Hyp AG	1.125%	10/25/27	EUR	100	109
Berlin Hyp AG	0.010%	1/24/28	EUR	6,348	6,788
Berlin Hyp AG	0.010%	7/7/28	EUR	18,080	19,122
Berlin Hyp AG	0.125%	1/18/30	EUR	10,000	10,186
Berlin Hyp AG	0.250%	5/19/33	EUR	6,673	6,205
Bertelsmann SE & Co. KGaA	2.000%	4/1/28	EUR	4,000	4,435
Bertelsmann SE & Co. KGaA	3.500%	5/29/29	EUR	7,500	8,690
BMW Canada Inc.	4.410%	2/10/27	CAD	1,200	887
BMW Finance NV	3.250%	11/22/26	EUR	1,000	1,147
BMW Finance NV	0.375%	1/14/27	EUR	3,686	4,044
BMW Finance NV	1.500%	2/6/29	EUR	12,112	13,154
BMW Finance NV	0.200%	1/11/33	EUR	2,455	2,210
BMW Finance NV	3.625%	5/22/35	EUR	2,000	2,258
BMW International Investment BV	3.375%	8/27/34	EUR	5,250	5,839
BMW US Capital LLC	3.375%	2/2/34	EUR	4,000	4,440
Brenntag Finance BV	0.500%	10/6/29	EUR	6,000	6,157
Commerzbank AG	0.500%	6/9/26	EUR	7,686	8,559
Commerzbank AG	0.500%	12/4/26	EUR	7,686	8,458
Commerzbank AG	0.875%	1/22/27	EUR	2,500	2,743
Commerzbank AG	3.000%	9/14/27	EUR	6,500	7,407
Commerzbank AG	4.625%	3/21/28	EUR	7,200	8,459
Commerzbank AG	3.375%	8/28/28	EUR	16,984	19,992
Commerzbank AG	3.125%	4/20/29	EUR	18,000	21,007
Commerzbank AG	2.625%	9/3/29	EUR	21,472	24,597
Commerzbank AG	5.125%	1/18/30	EUR	6,000	7,248
Commerzbank AG	0.010%	3/11/30	EUR	4,612	4,647
Commerzbank AG	4.625%	1/17/31	EUR	7,500	8,926
Commerzbank AG	3.125%	6/13/33	EUR	5,000	5,829
Commerzbank AG	6.750%	10/5/33	EUR	11,000	13,615
Commerzbank AG	1.250%	1/9/34	EUR	3,587	3,579
Commerzbank AG	3.000%	3/13/34	EUR	10,000	11,484
Continental AG	2.500%	8/27/26	EUR	3,500	3,968
Continental AG	3.625%	11/30/27	EUR	2,500	2,897
Covestro AG	1.375%	6/12/30	EUR	2,000	2,100
Daimler Truck Finance Canada Inc.	2.460%	12/15/26	CAD	1,496	1,070
Daimler Truck International Finance BV	3.875%	6/19/26	EUR	5,000	5,752
Daimler Truck International Finance BV	1.625%	4/6/27	EUR	13,000	14,497
Daimler Truck International Finance BV	3.875%	6/19/29	EUR	2,000	2,353
DekaBank Deutsche Girozentrale	0.300%	11/20/26	EUR	2,600	2,856
Deutsche Apotheker-und Aerztebank eG	0.750%	7/5/28	EUR	9,900	10,691
Deutsche Bahn Finance GmbH	0.500%	4/9/27	EUR	2,880	3,163
Deutsche Bahn Finance GmbH	1.125%	12/18/28	EUR	15,000	16,232
Deutsche Bahn Finance GmbH	2.750%	3/19/29	EUR	1,794	2,061
Deutsche Bahn Finance GmbH	1.375%	3/28/31	EUR	6,036	6,366
Deutsche Bahn Finance GmbH	0.200%	5/20/33	CHF	4,485	5,187
Deutsche Bahn Finance GmbH	1.625%	8/16/33	EUR	5,021	5,178
Deutsche Bahn Finance GmbH	0.750%	7/16/35	EUR	7,161	6,462
Deutsche Bahn Finance GmbH	0.625%	4/15/36	EUR	17,705	15,221
Deutsche Bahn Finance GmbH	1.375%	4/16/40	EUR	5,183	4,421
Deutsche Bahn Finance GmbH	0.625%	12/8/50	EUR	10,981	6,273
Deutsche Bahn Finance GmbH	1.125%	5/29/51	EUR	3,006	1,963
Deutsche Bank AG	0.000%	10/15/26	EUR	2,841	3,071
Deutsche Bank AG	1.625%	1/20/27	EUR	13,600	15,131
Deutsche Bank AG	1.875%	2/23/28	EUR	5,000	5,555
Deutsche Bank AG	3.250%	5/24/28	EUR	7,000	7,980
Deutsche Bank AG	0.250%	8/31/28	EUR	2,561	2,712
Deutsche Bank AG	5.375%	1/11/29	EUR	3,000	3,598
23

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Deutsche Bank AG	3.375%	3/13/29	EUR	10,700	12,551
Deutsche Bank AG	4.125%	4/4/30	EUR	5,000	5,807
Deutsche Bank AG	1.750%	11/19/30	EUR	8,500	8,901
Deutsche Bank AG	6.125%	12/12/30	GBP	7,000	9,620
Deutsche Bank AG	5.625%	5/19/31	EUR	5,000	5,753
Deutsche Bank AG	1.375%	2/17/32	EUR	15,500	15,445
Deutsche Bank AG	4.000%	6/24/32	EUR	8,100	9,228
Deutsche Boerse AG	1.125%	3/26/28	EUR	2,124	2,334
Deutsche Boerse AG	1.500%	4/4/32	EUR	3,200	3,295
Deutsche Boerse AG	3.875%	9/28/33	EUR	4,000	4,753
Deutsche Kreditbank AG	3.000%	1/31/35	EUR	10,000	11,456
Deutsche Lufthansa AG	2.875%	5/16/27	EUR	16,500	18,764
Deutsche Lufthansa AG	3.750%	2/11/28	EUR	12,000	13,866
Deutsche Pfandbriefbank AG	0.625%	8/30/27	EUR	15,300	16,713
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	3,125	3,536
Deutsche Post AG	0.375%	5/20/26	EUR	3,698	4,106
Deutsche Post AG	1.625%	12/5/28	EUR	4,265	4,712
Deutsche Post AG	0.750%	5/20/29	EUR	7,182	7,628
Deutsche Post AG	3.375%	7/3/33	EUR	5,000	5,750
Deutsche Post AG	3.500%	3/25/36	EUR	5,000	5,597
Deutsche Telekom AG	0.500%	7/5/27	EUR	14,064	15,349
Deutsche Telekom AG	1.750%	3/25/31	EUR	2,500	2,689
Deutsche Telekom AG	3.125%	2/6/34	GBP	934	1,085
Deutsche Telekom AG	2.250%	3/29/39	EUR	2,177	2,101
Deutsche Telekom AG	1.750%	12/9/49	EUR	3,523	2,604
Deutsche Telekom International Finance BV	1.125%	5/22/26	EUR	1,578	1,767
Deutsche Telekom International Finance BV	1.375%	1/30/27	EUR	649	724
Deutsche Telekom International Finance BV	3.250%	1/17/28	EUR	75	87
Deutsche Telekom International Finance BV	1.500%	4/3/28	EUR	4,285	4,735
Deutsche Telekom International Finance BV	8.875%	11/27/28	GBP	3,961	6,039
Deutsche Telekom International Finance BV	2.250%	4/13/29	GBP	1,868	2,302
Deutsche Telekom International Finance BV	2.000%	12/1/29	EUR	4,458	4,942
Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	2,715	3,934
Deutsche Wohnen SE	1.500%	4/30/30	EUR	3,000	3,174
Deutsche Wohnen SE	1.300%	4/7/41	EUR	900	708
DZ HYP AG	0.500%	9/30/26	EUR	5,124	5,677
DZ HYP AG	0.500%	4/1/27	EUR	2,500	2,748
DZ HYP AG	0.625%	8/30/27	EUR	5,000	5,472
DZ HYP AG	0.875%	3/22/28	EUR	9,245	10,087
DZ HYP AG	0.875%	1/30/29	EUR	5,124	5,503
DZ HYP AG	0.010%	4/20/29	EUR	17,577	18,170
DZ HYP AG	0.050%	6/29/29	EUR	5,124	5,281
DZ HYP AG	0.875%	1/18/30	EUR	16,100	16,989
DZ HYP AG	0.010%	3/29/30	EUR	12,731	12,813
DZ HYP AG	3.250%	5/31/33	EUR	10,000	11,744
E.ON International Finance BV	1.625%	5/30/26	EUR	6,558	7,374
E.ON International Finance BV	1.250%	10/19/27	EUR	6,537	7,175
E.ON International Finance BV	1.500%	7/31/29	EUR	11,962	12,867
E.ON International Finance BV	6.250%	6/3/30	GBP	10,966	15,452
E.ON International Finance BV	4.750%	1/31/34	GBP	2,600	3,289
E.ON International Finance BV	5.875%	10/30/37	GBP	3,550	4,731
E.ON International Finance BV	6.750%	1/27/39	GBP	600	864
E.ON International Finance BV	6.125%	7/6/39	GBP	1,500	2,023
E.ON SE	0.250%	10/24/26	EUR	1,149	1,266
E.ON SE	0.375%	9/29/27	EUR	4,561	4,924
E.ON SE	3.500%	1/12/28	EUR	3,000	3,481
E.ON SE	0.750%	2/20/28	EUR	1,299	1,401
E.ON SE	3.750%	3/1/29	EUR	10,000	11,781
E.ON SE	1.625%	5/22/29	EUR	9,016	9,862
E.ON SE	0.350%	2/28/30	EUR	4,783	4,849
E.ON SE	1.625%	3/29/31	EUR	9,218	9,701
E.ON SE	0.625%	11/7/31	EUR	5,864	5,735
E.ON SE	3.500%	3/25/32	EUR	4,000	4,626
E.ON SE	0.875%	10/18/34	EUR	1,900	1,716
E.ON SE	3.875%	1/12/35	EUR	1,500	1,742
E.ON SE	3.750%	1/15/36	EUR	2,000	2,282
E.ON SE	3.500%	10/26/37	EUR	4,400	4,930
E.ON SE	4.000%	1/16/40	EUR	6,000	6,775
E.ON SE	4.125%	3/25/44	EUR	6,500	7,321
EnBW Energie Baden-Wuerttemberg AG	1.625%	8/5/79	EUR	5,500	5,944
24

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
EnBW Energie Baden-Wuerttemberg AG	1.875%	6/29/80	EUR	5,700	6,328
EnBW Energie Baden-Wuerttemberg AG	1.375%	8/31/81	EUR	4,000	4,167
EnBW International Finance BV	2.500%	6/4/26	EUR	8,023	9,092
EnBW International Finance BV	0.250%	10/19/30	EUR	5,619	5,605
EnBW International Finance BV	0.500%	3/1/33	EUR	3,000	2,784
EnBW International Finance BV	4.300%	5/23/34	EUR	19,300	23,039
EnBW International Finance BV	6.125%	7/7/39	EUR	2,195	3,140
Eurogrid GmbH	1.500%	4/18/28	EUR	8,100	8,890
Eurogrid GmbH	3.598%	2/1/29	EUR	6,000	6,952
Eurogrid GmbH	3.722%	4/27/30	EUR	9,400	10,931
Eurogrid GmbH	1.113%	5/15/32	EUR	6,000	5,877
Eurogrid GmbH	0.741%	4/21/33	EUR	4,600	4,274
Eurogrid GmbH	3.915%	2/1/34	EUR	2,000	2,316
EWE AG	0.250%	6/8/28	EUR	2,000	2,092
EWE AG	0.375%	10/22/32	EUR	2,592	2,342
Fresenius Finance Ireland plc	2.125%	2/1/27	EUR	3,000	3,369
Fresenius Finance Ireland plc	0.500%	10/1/28	EUR	6,365	6,678
Fresenius Finance Ireland plc	0.875%	10/1/31	EUR	6,000	5,871
Fresenius Finance Ireland plc	3.000%	1/30/32	EUR	2,000	2,209
Fresenius Medical Care AG	1.500%	5/29/30	EUR	2,381	2,494
Fresenius SE & Co. KGaA	1.625%	10/8/27	EUR	5,124	5,668
Fresenius SE & Co. KGaA	0.750%	1/15/28	EUR	5,892	6,351
Fresenius SE & Co. KGaA	2.875%	2/15/29	EUR	3,648	4,182
Fresenius SE & Co. KGaA	5.000%	11/28/29	EUR	5,100	6,222
Fresenius SE & Co. KGaA	1.125%	1/28/33	EUR	7,000	6,735
Grand City Properties SA	0.125%	1/11/28	EUR	2,500	2,603
Grand City Properties SA	4.375%	1/9/30	EUR	1,900	2,222
Hamburg Commercial Bank AG	0.010%	1/19/27	EUR	2,300	2,506
Hamburg Commercial Bank AG	3.375%	2/1/28	EUR	10,070	11,733
Hannover Rueck SE	1.125%	10/9/39	EUR	1,700	1,738
Hannover Rueck SE	5.875%	8/26/43	EUR	6,900	8,776
Heidelberg Materials AG	3.750%	5/31/32	EUR	7,000	8,124
Heidelberg Materials Finance Luxembourg SA	1.125%	12/1/27	EUR	6,627	7,263
Heidelberg Materials Finance Luxembourg SA	4.875%	11/21/33	EUR	6,500	7,981
Henkel AG & Co. KGaA	0.500%	11/17/32	EUR	2,500	2,371
HOCHTIEF AG	0.625%	4/26/29	EUR	4,002	4,129
HOWOGE Wohnungs-baugesellschaft mbH	0.625%	11/1/28	EUR	4,100	4,267
HOWOGE Wohnungs-baugesellschaft mbH	1.125%	11/1/33	EUR	2,100	1,897
Infineon Technologies AG	1.625%	6/24/29	EUR	2,100	2,266
Infineon Technologies AG	2.000%	6/24/32	EUR	2,200	2,285
ING-DiBa AG	0.125%	5/23/27	EUR	2,500	2,723
ING-DiBa AG	2.750%	9/9/29	EUR	10,000	11,521
ING-DiBa AG	1.250%	10/9/33	EUR	5,200	5,193
ING-DiBa AG	1.000%	5/23/39	EUR	9,700	8,289
K&S AG	4.250%	6/19/29	EUR	4,800	5,602
Landesbank Baden-Wuerttemberg	0.375%	2/18/27	EUR	17,800	19,393
Landesbank Baden-Wuerttemberg	0.010%	7/16/27	EUR	22,287	24,128
Landesbank Baden-Wuerttemberg	2.625%	11/12/27	EUR	15,174	17,410
Landesbank Baden-Wuerttemberg	0.375%	2/28/28	EUR	4,000	4,247
Landesbank Baden-Wuerttemberg	0.010%	9/18/28	EUR	4,207	4,428
Landesbank Baden-Wuerttemberg	2.375%	10/31/28	EUR	16,062	18,285
Landesbank Baden-Wuerttemberg	0.375%	5/7/29	EUR	1,500	1,530
Landesbank Hessen-Thueringen Girozentrale	2.375%	9/21/26	EUR	14,500	16,501
Landesbank Hessen-Thueringen Girozentrale	0.625%	1/12/27	EUR	4,000	4,427
Landesbank Hessen-Thueringen Girozentrale	0.010%	7/19/27	EUR	22,500	24,362
Landesbank Hessen-Thueringen Girozentrale	3.500%	8/31/27	EUR	12,500	14,606
Landesbank Hessen-Thueringen Girozentrale	4.000%	2/4/30	EUR	5,000	5,903
Landesbank Hessen-Thueringen Girozentrale	0.500%	1/19/37	EUR	4,000	3,366
LANXESS AG	1.750%	3/22/28	EUR	2,200	2,376
LANXESS AG	0.625%	12/1/29	EUR	2,200	2,175
LEG Immobilien SE	0.875%	11/28/27	EUR	4,400	4,757
LEG Immobilien SE	0.875%	1/17/29	EUR	4,200	4,401
LEG Immobilien SE	1.000%	11/19/32	EUR	1,800	1,669
LEG Immobilien SE	0.875%	3/30/33	EUR	1,700	1,536
LEG Immobilien SE	1.500%	1/17/34	EUR	3,400	3,117
Lloyds Bank GmbH	2.750%	9/10/29	EUR	6,700	7,687
Mercedes-Benz Finance Canada Inc.	5.140%	6/29/26	CAD	3,400	2,520
Mercedes-Benz Finance Canada Inc.	5.120%	6/27/28	CAD	1,000	759
Mercedes-Benz Group AG	1.000%	11/15/27	EUR	5,260	5,758
Mercedes-Benz Group AG	1.375%	5/11/28	EUR	2,500	2,733
25

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Mercedes-Benz Group AG	0.750%	2/8/30	EUR	4,612	4,733
Mercedes-Benz Group AG	2.375%	5/22/30	EUR	2,100	2,320
Mercedes-Benz Group AG	0.750%	9/10/30	EUR	2,561	2,587
Mercedes-Benz Group AG	2.000%	2/27/31	EUR	7,219	7,701
Mercedes-Benz Group AG	1.125%	11/6/31	EUR	5,124	5,095
Mercedes-Benz Group AG	0.750%	3/11/33	EUR	4,800	4,474
Mercedes-Benz Group AG	2.125%	7/3/37	EUR	3,182	3,080
Mercedes-Benz International Finance BV	1.375%	6/26/26	EUR	9,916	11,100
Mercedes-Benz International Finance BV	2.000%	8/22/26	EUR	4,928	5,555
Mercedes-Benz International Finance BV	0.375%	11/8/26	EUR	7,686	8,444
Mercedes-Benz International Finance BV	1.500%	2/9/27	EUR	4,000	4,473
Mercedes-Benz International Finance BV	0.625%	5/6/27	EUR	7,686	8,401
Mercedes-Benz International Finance BV	3.700%	5/30/31	EUR	6,000	7,014
Mercedes-Benz International Finance BV	3.250%	1/10/32	EUR	1,200	1,359
Merck Financial Services GmbH	2.375%	6/15/30	EUR	4,500	4,991
Merck Financial Services GmbH	0.875%	7/5/31	EUR	400	401
Merck KGaA	3.875%	8/27/54	EUR	3,000	3,380
Merck KGaA	1.625%	9/9/80	EUR	5,600	6,201
Muenchener Hypothekenbank eG	0.625%	5/7/27	EUR	6,661	7,337
Muenchener Hypothekenbank eG	3.000%	8/4/27	EUR	15,000	17,343
Muenchener Hypothekenbank eG	0.625%	11/10/27	EUR	7,686	8,390
Muenchener Hypothekenbank eG	0.500%	6/14/28	CHF	8,000	9,715
Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	6,533	7,471
Muenchener Hypothekenbank eG	2.625%	2/3/31	EUR	6,000	6,843
Muenchener Hypothekenbank eG	1.875%	8/25/32	EUR	15,000	16,124
Muenchener Hypothekenbank eG	1.000%	4/18/39	EUR	4,765	4,076
Muenchener Hypothekenbank eG	0.010%	10/19/39	EUR	6,365	4,538
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.250%	5/26/41	EUR	4,600	4,547
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.000%	5/26/42	EUR	8,000	7,545
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.250%	5/26/44	EUR	5,400	6,191
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.250%	5/26/49	EUR	2,100	2,353
Norddeutsche Landesbank-Girozentrale	0.010%	9/23/26	EUR	26,100	28,739
Norddeutsche Landesbank-Girozentrale	0.750%	3/5/29	EUR	23,345	24,906
Robert Bosch GmbH	3.625%	6/2/30	EUR	2,000	2,331
Robert Bosch GmbH	4.000%	6/2/35	EUR	3,000	3,500
Robert Bosch GmbH	4.375%	6/2/43	EUR	8,200	9,348
Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	500	572
RWE AG	2.125%	5/24/26	EUR	2,000	2,260
RWE AG	0.500%	11/26/28	EUR	8,305	8,778
RWE AG	1.000%	11/26/33	EUR	2,735	2,540
RWE AG	4.125%	2/13/35	EUR	4,500	5,326
Santander Consumer Bank AG	4.500%	6/30/26	EUR	5,000	5,804
SAP SE	1.250%	3/10/28	EUR	2,900	3,194
SAP SE	0.375%	5/18/29	EUR	7,600	7,957
SAP SE	1.625%	3/10/31	EUR	6,800	7,260
Sartorius Finance BV	4.500%	9/14/32	EUR	6,000	7,099
Sartorius Finance BV	4.875%	9/14/35	EUR	2,000	2,397
Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	4,577	5,276
Siemens Financieringsmaatschappij NV	0.250%	2/20/29	EUR	4,300	4,511
Siemens Financieringsmaatschappij NV	0.125%	9/5/29	EUR	9,404	9,797
Siemens Financieringsmaatschappij NV	1.375%	9/6/30	EUR	3,225	3,445
Siemens Financieringsmaatschappij NV	2.750%	9/9/30	EUR	5,000	5,686
Siemens Financieringsmaatschappij NV	1.250%	2/28/31	EUR	2,721	2,867
Siemens Financieringsmaatschappij NV	3.375%	8/24/31	EUR	2,000	2,343
Siemens Financieringsmaatschappij NV	0.500%	2/20/32	EUR	7,200	6,956
Siemens Financieringsmaatschappij NV	3.000%	9/8/33	EUR	4,000	4,524
Siemens Financieringsmaatschappij NV	0.500%	9/5/34	EUR	3,587	3,268
Siemens Financieringsmaatschappij NV	1.250%	2/25/35	EUR	6,600	6,257
Siemens Financieringsmaatschappij NV	3.375%	2/22/37	EUR	8,000	8,877
Siemens Financieringsmaatschappij NV	1.750%	2/28/39	EUR	7,214	6,600
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	6,200	6,598
Siemens Financieringsmaatschappij NV	3.625%	2/22/44	EUR	4,000	4,347
Sirius Real Estate Ltd.	1.125%	6/22/26	EUR	900	994
TAG Immobilien AG	4.250%	3/4/30	EUR	1,900	2,187
Talanx AG	4.000%	10/25/29	EUR	7,500	8,919
Talanx AG	2.250%	12/5/47	EUR	11,800	12,983
Traton Finance Luxembourg SA	4.250%	5/16/28	EUR	5,000	5,848
Traton Finance Luxembourg SA	0.750%	3/24/29	EUR	5,000	5,163
Traton Finance Luxembourg SA	3.750%	3/27/30	EUR	3,500	4,021
Traton Finance Luxembourg SA	1.250%	3/24/33	EUR	4,400	4,103
26

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
UniCredit Bank GmbH	0.500%	2/23/27	EUR	23,000	25,326
UniCredit Bank GmbH	0.010%	9/15/28	EUR	33,855	35,509
UniCredit Bank GmbH	0.875%	1/11/29	EUR	6,508	6,989
UniCredit Bank GmbH	0.010%	6/24/30	EUR	3,758	3,748
UniCredit Bank GmbH	0.250%	1/15/32	EUR	9,992	9,666
UniCredit Bank GmbH	0.850%	5/22/34	EUR	7,737	7,302
Vier Gas Transport GmbH	4.625%	9/26/32	EUR	5,000	6,058
Volkswagen Bank GmbH	2.500%	7/31/26	EUR	2,600	2,941
Volkswagen Bank GmbH	4.625%	5/3/31	EUR	9,000	10,606
Volkswagen Financial Services AG	2.250%	10/16/26	EUR	2,897	3,273
Volkswagen Financial Services AG	0.875%	1/31/28	EUR	13,217	14,160
Volkswagen Financial Services AG	3.375%	4/6/28	EUR	6,019	6,910
Volkswagen Financial Services AG	3.625%	5/19/29	EUR	2,600	2,961
Volkswagen Financial Services AG	0.375%	2/12/30	EUR	3,603	3,527
Volkswagen Financial Services AG	3.875%	9/10/30	EUR	4,000	4,594
Volkswagen Financial Services Australia Pty Ltd.	5.300%	2/9/27	AUD	5,000	3,225
Volkswagen Financial Services NV	3.250%	4/13/27	GBP	1,900	2,435
Volkswagen Financial Services NV	6.500%	9/18/27	GBP	2,500	3,404
Volkswagen Financial Services NV	2.125%	1/18/28	GBP	9,300	11,371
Volkswagen Financial Services NV	1.375%	9/14/28	GBP	3,700	4,338
Volkswagen Financial Services NV	2.493%	2/12/30	CHF	2,000	2,518
Volkswagen International Finance NV	3.375%	11/16/26	GBP	3,500	4,533
Volkswagen International Finance NV	1.875%	3/30/27	EUR	15,700	17,485
Volkswagen International Finance NV	3.750%	9/28/27	EUR	4,000	4,626
Volkswagen International Finance NV	2.625%	11/16/27	EUR	3,000	3,387
Volkswagen International Finance NV	4.250%	3/29/29	EUR	5,000	5,836
Volkswagen International Finance NV	1.250%	9/23/32	EUR	2,900	2,740
Volkswagen International Finance NV	3.300%	3/22/33	EUR	500	542
Volkswagen International Finance NV	4.125%	11/16/38	EUR	6,500	7,203
Volkswagen International Finance NV	1.500%	1/21/41	EUR	3,800	2,721
Volkswagen International Finance NV	3.500%	Perpetual	EUR	2,500	2,578
Volkswagen International Finance NV	3.748%	Perpetual	EUR	11,000	12,158
Volkswagen International Finance NV	3.875%	Perpetual	EUR	7,700	8,560
Volkswagen International Finance NV	3.875%	Perpetual	EUR	11,600	12,271
Volkswagen International Finance NV	4.375%	Perpetual	EUR	4,000	4,211
Volkswagen International Finance NV	4.625%	Perpetual	EUR	5,200	5,815
Volkswagen International Finance NV	7.875%	Perpetual	EUR	2,000	2,523
Volkswagen Leasing GmbH	0.375%	7/20/26	EUR	16,853	18,611
Volkswagen Leasing GmbH	0.500%	1/12/29	EUR	8,851	9,150
Vonovia SE	1.500%	6/10/26	EUR	2,500	2,797
Vonovia SE	1.750%	1/25/27	EUR	100	112
Vonovia SE	0.375%	6/16/27	EUR	5,000	5,411
Vonovia SE	0.625%	10/7/27	EUR	3,000	3,237
Vonovia SE	1.875%	6/28/28	EUR	9,200	10,103
Vonovia SE	0.250%	9/1/28	EUR	3,000	3,107
Vonovia SE	0.625%	12/14/29	EUR	6,900	7,012
Vonovia SE	2.250%	4/7/30	EUR	3,100	3,379
Vonovia SE	1.000%	7/9/30	EUR	2,000	2,025
Vonovia SE	5.000%	11/23/30	EUR	1,000	1,227
Vonovia SE	2.375%	3/25/32	EUR	5,800	6,083
Vonovia SE	0.750%	9/1/32	EUR	12,400	11,451
Vonovia SE	1.000%	6/16/33	EUR	3,500	3,185
Vonovia SE	4.250%	4/10/34	EUR	3,100	3,607
Vonovia SE	1.125%	9/14/34	EUR	3,800	3,332
Vonovia SE	5.500%	1/18/36	GBP	1,700	2,163
Vonovia SE	2.750%	3/22/38	EUR	2,000	1,934
Vonovia SE	1.625%	10/7/39	EUR	4,100	3,346
Vonovia SE	1.500%	6/14/41	EUR	1,800	1,337
VW Credit Canada Inc.	2.450%	12/10/26	CAD	1,200	857
VW Credit Canada Inc.	5.860%	11/15/27	CAD	1,100	838
Wintershall Dea Finance BV	1.332%	9/25/28	EUR	4,500	4,760
Wintershall Dea Finance BV	1.823%	9/25/31	EUR	3,100	3,039
Wintershall Dea Finance BV	4.357%	10/3/32	EUR	5,000	5,556
					2,448,044
Greece (0.0%)
Eurobank SA	4.000%	2/7/36	EUR	6,000	6,658
Hong Kong (0.0%)
Prudential Funding Asia plc	5.875%	5/11/29	GBP	1,824	2,531
27

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Prudential Funding Asia plc	6.125%	12/19/31	GBP	1,578	2,146
					4,677
Indonesia (0.0%)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	EUR	900	877
Ireland (0.1%)
AIB Group plc	2.250%	4/4/28	EUR	13,000	14,571
AIB Group plc	5.750%	2/16/29	EUR	5,000	6,080
AIB Group plc	5.250%	10/23/31	EUR	10,000	12,328
Bank of Ireland Group plc	4.875%	7/16/28	EUR	9,000	10,619
Bank of Ireland Group plc	5.000%	7/4/31	EUR	5,000	6,099
Bank of Ireland Group plc	7.594%	12/6/32	GBP	900	1,250
Bank of Ireland Group plc	6.750%	3/1/33	EUR	7,000	8,515
Bank of Ireland Group plc	4.750%	8/10/34	EUR	17,892	20,873
Dell Bank International DAC	0.500%	10/27/26	EUR	6,500	7,150
ESB Finance DAC	2.125%	6/8/27	EUR	3,170	3,570
ESB Finance DAC	1.875%	6/14/31	EUR	6,263	6,641
ESB Finance DAC	4.000%	5/3/32	EUR	1,500	1,787
ESB Finance DAC	2.125%	11/5/33	EUR	2,671	2,764
ESB Finance DAC	3.750%	1/25/43	EUR	3,000	3,302
Freshwater Finance plc	4.607%	10/17/36	GBP	1,517	1,787
Kerry Group Financial Services Unltd Co.	3.375%	3/5/33	EUR	5,000	5,681
PartnerRe Ireland Finance DAC	1.250%	9/15/26	EUR	3,463	3,858
Smurfit Kappa Treasury ULC	1.500%	9/15/27	EUR	6,500	7,183
Smurfit Kappa Treasury ULC	1.000%	9/22/33	EUR	5,429	5,030
Smurfit Kappa Treasury ULC	3.807%	11/27/36	EUR	7,000	7,760
					136,848
Italy (0.9%)
2i Rete Gas SpA	1.750%	8/28/26	EUR	300	337
2i Rete Gas SpA	1.608%	10/31/27	EUR	3,266	3,610
2i Rete Gas SpA	0.579%	1/29/31	EUR	5,800	5,793
A2A SpA	1.000%	7/16/29	EUR	5,000	5,250
A2A SpA	0.625%	7/15/31	EUR	2,000	1,949
A2A SpA	0.625%	10/28/32	EUR	1,998	1,857
A2A SpA	1.000%	11/2/33	EUR	2,000	1,851
A2A SpA	4.375%	2/3/34	EUR	2,000	2,404
ACEA SpA	1.000%	10/24/26	EUR	3,058	3,396
ACEA SpA	1.500%	6/8/27	EUR	12,881	14,345
ACEA SpA	0.500%	4/6/29	EUR	6,896	7,158
ACEA SpA	0.250%	7/28/30	EUR	4,007	3,962
Aeroporti di Roma SpA	1.625%	6/8/27	EUR	2,040	2,267
Aeroporti di Roma SpA	1.750%	7/30/31	EUR	5,900	6,054
ASTM SpA	1.625%	2/8/28	EUR	3,729	4,101
ASTM SpA	1.500%	1/25/30	EUR	8,700	9,153
ASTM SpA	2.375%	11/25/33	EUR	2,800	2,821
Autostrade per l'Italia SpA	1.750%	2/1/27	EUR	2,359	2,633
Autostrade per l'Italia SpA	2.000%	12/4/28	EUR	7,000	7,695
Autostrade per l'Italia SpA	1.875%	9/26/29	EUR	4,000	4,332
Autostrade per l'Italia SpA	2.000%	1/15/30	EUR	9,000	9,675
Autostrade per l'Italia SpA	4.750%	1/24/31	EUR	5,000	6,030
Autostrade per l'Italia SpA	2.250%	1/25/32	EUR	8,000	8,343
Banca Monte dei Paschi di Siena SpA	3.500%	4/23/29	EUR	10,000	11,726
Banco BPM SpA	3.750%	6/27/28	EUR	6,000	7,064
Banco BPM SpA	4.875%	1/17/30	EUR	10,000	11,927
Banco BPM SpA	3.875%	9/9/30	EUR	7,000	8,097
BPER Banca SpA	3.750%	10/22/28	EUR	23,300	27,573
BPER Banca SpA	3.250%	1/22/31	EUR	12,054	13,990
Coca-Cola HBC Finance BV	1.625%	5/14/31	EUR	9,000	9,390
Credit Agricole Italia SpA	1.000%	3/25/27	EUR	7,600	8,415
Credit Agricole Italia SpA	0.250%	1/17/28	EUR	2,500	2,676
Credit Agricole Italia SpA	3.500%	1/15/30	EUR	17,100	20,135
Credit Agricole Italia SpA	3.500%	3/11/36	EUR	10,000	11,540
Credit Agricole Italia SpA	1.750%	1/15/38	EUR	2,500	2,343
Enel Finance International NV	1.375%	6/1/26	EUR	9,114	10,216
Enel Finance International NV	1.000%	10/20/27	GBP	6,901	8,433
Enel Finance International NV	2.875%	4/11/29	GBP	3,700	4,607
Enel Finance International NV	0.625%	5/28/29	EUR	19,900	20,629
Enel Finance International NV	0.750%	6/17/30	EUR	27,800	28,233
Enel Finance International NV	0.875%	1/17/31	EUR	1,000	1,005
28

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Enel Finance International NV	4.000%	2/20/31	EUR	5,000	5,931
Enel Finance International NV	0.875%	9/28/34	EUR	1,900	1,691
Enel Finance International NV	1.125%	10/17/34	EUR	3,653	3,356
Enel Finance International NV	1.250%	1/17/35	EUR	3,000	2,773
Enel Finance International NV	3.875%	1/23/35	EUR	4,000	4,594
Enel Finance International NV	0.875%	6/17/36	EUR	2,214	1,856
Enel Finance International NV	5.750%	9/14/40	GBP	5,410	7,003
Enel SpA	5.625%	6/21/27	EUR	5,536	6,675
Enel SpA	1.375%	Perpetual	EUR	7,448	8,031
Enel SpA	1.875%	Perpetual	EUR	7,000	6,936
Enel SpA	2.250%	Perpetual	EUR	8,977	9,978
Enel SpA	3.375%	Perpetual	EUR	6,180	6,993
Enel SpA	4.750%	Perpetual	EUR	2,000	2,306
Eni SpA	1.250%	5/18/26	EUR	2,667	2,984
Eni SpA	1.500%	1/17/27	EUR	2,543	2,837
Eni SpA	1.625%	5/17/28	EUR	2,574	2,836
Eni SpA	0.375%	6/14/28	EUR	10,982	11,649
Eni SpA	1.125%	9/19/28	EUR	2,817	3,028
Eni SpA	3.625%	1/29/29	EUR	2,600	3,039
Eni SpA	0.625%	1/23/30	EUR	8,911	9,094
Eni SpA	2.000%	5/18/31	EUR	7,000	7,434
Eni SpA	4.250%	5/19/33	EUR	7,000	8,301
Eni SpA	3.875%	1/15/34	EUR	5,000	5,719
Eni SpA	1.000%	10/11/34	EUR	3,092	2,755
Eni SpA	2.000%	Perpetual	EUR	2,500	2,755
Eni SpA	2.750%	Perpetual	EUR	3,724	3,871
Eni SpA	3.375%	Perpetual	EUR	5,563	6,080
Ferrovie dello Stato Italiane SpA	3.750%	4/14/27	EUR	10,000	11,616
Ferrovie dello Stato Italiane SpA	4.500%	5/23/33	EUR	6,000	7,268
Generali	3.212%	1/15/29	EUR	2,000	2,306
Generali	2.124%	10/1/30	EUR	7,200	7,637
Generali	2.429%	7/14/31	EUR	2,000	2,123
Generali	1.713%	6/30/32	EUR	2,300	2,267
Generali	5.800%	7/6/32	EUR	3,000	3,754
Generali	5.399%	4/20/33	EUR	5,000	6,165
Generali	3.547%	1/15/34	EUR	3,000	3,395
Generali	5.500%	10/27/47	EUR	8,669	10,280
Hera SpA	0.875%	10/14/26	EUR	2,543	2,816
Hera SpA	0.875%	7/5/27	EUR	5,087	5,567
Hera SpA	5.200%	1/29/28	EUR	3,092	3,730
Hera SpA	0.250%	12/3/30	EUR	2,100	2,031
Hera SpA	4.250%	4/20/33	EUR	3,400	4,030
Hera SpA	1.000%	4/25/34	EUR	1,509	1,378
Iccrea Banca SpA	6.875%	1/20/28	EUR	5,000	6,053
Iccrea Banca SpA	3.875%	1/12/29	EUR	25,000	29,598
Iccrea Banca SpA	3.500%	3/4/32	EUR	25,000	29,243
Intesa Sanpaolo SpA	0.375%	9/14/26	EUR	5,087	5,633
Intesa Sanpaolo SpA	1.000%	11/19/26	EUR	6,633	7,358
Intesa Sanpaolo SpA	1.125%	10/4/27	EUR	7,017	7,747
Intesa Sanpaolo SpA	5.000%	3/8/28	EUR	2,500	2,943
Intesa Sanpaolo SpA	1.750%	3/20/28	EUR	13,409	14,770
Intesa Sanpaolo SpA	3.625%	6/30/28	EUR	6,000	7,054
Intesa Sanpaolo SpA	6.500%	3/14/29	GBP	3,500	4,825
Intesa Sanpaolo SpA	1.750%	7/4/29	EUR	4,539	4,902
Intesa Sanpaolo SpA	2.500%	1/15/30	GBP	4,545	5,391
Intesa Sanpaolo SpA	4.875%	5/19/30	EUR	15,000	18,392
Intesa Sanpaolo SpA	1.350%	2/24/31	EUR	8,250	8,316
Intesa Sanpaolo SpA	5.125%	8/29/31	EUR	4,430	5,522
Intesa Sanpaolo SpA	5.625%	3/8/33	EUR	2,000	2,529
Intesa Sanpaolo SpA	2.625%	3/11/36	GBP	6,724	6,628
Iren SpA	3.875%	7/22/32	EUR	2,000	2,329
Italgas SpA	3.125%	2/8/29	EUR	5,400	6,165
Italgas SpA	0.875%	4/24/30	EUR	5,092	5,223
Leasys SpA	3.875%	3/1/28	EUR	7,000	8,120
Mediobanca Banca di Credito Finanziario SpA	0.750%	11/2/28	EUR	5,000	5,381
Mediobanca Banca di Credito Finanziario SpA	4.375%	2/1/30	EUR	7,000	8,276
Snam SpA	0.875%	10/25/26	EUR	10,085	11,169
Snam SpA	3.375%	12/5/26	EUR	2,000	2,297
Snam SpA	0.750%	6/20/29	EUR	8,400	8,735
Snam SpA	0.750%	6/17/30	EUR	10,500	10,661
29

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Snam SpA	0.625%	6/30/31	EUR	5,000	4,873
Snam SpA	3.875%	2/19/34	EUR	2,500	2,876
Snam SpA	1.000%	9/12/34	EUR	4,090	3,691
Snam SpA	4.500%	Perpetual	EUR	3,000	3,435
Terna - Rete Elettrica Nazionale	1.375%	7/26/27	EUR	4,944	5,456
Terna - Rete Elettrica Nazionale	1.000%	10/11/28	EUR	6,798	7,285
Terna - Rete Elettrica Nazionale	3.625%	4/21/29	EUR	3,000	3,490
Terna - Rete Elettrica Nazionale	3.500%	1/17/31	EUR	6,000	6,952
UniCredit SpA	0.375%	10/31/26	EUR	9,753	10,776
UniCredit SpA	2.200%	7/22/27	EUR	12,535	14,109
UniCredit SpA	0.925%	1/18/28	EUR	13,000	14,318
UniCredit SpA	3.875%	6/11/28	EUR	10,000	11,566
UniCredit SpA	4.450%	2/16/29	EUR	8,000	9,423
UniCredit SpA	3.500%	7/31/30	EUR	12,500	14,713
UniCredit SpA	0.850%	1/19/31	EUR	11,986	11,854
UniCredit SpA	4.300%	1/23/31	EUR	5,000	5,900
UniCredit SpA	5.375%	4/16/34	EUR	2,947	3,519
UniCredit SpA	4.200%	6/11/34	EUR	5,000	5,823
					915,202
Japan (0.5%)
Asahi Group Holdings Ltd.	0.336%	4/19/27	EUR	2,500	2,719
Asahi Group Holdings Ltd.	0.290%	6/1/27	JPY	100,000	690
Asahi Group Holdings Ltd.	0.541%	10/23/28	EUR	4,750	5,006
Astellas Pharma Inc.	0.320%	8/31/26	JPY	500,000	3,472
Astellas Pharma Inc.	0.519%	8/31/28	JPY	500,000	3,434
Bridgestone Corp.	0.295%	4/21/27	JPY	300,000	2,071
Central Nippon Expressway Co. Ltd.	0.050%	7/27/26	JPY	520,000	3,603
Central Nippon Expressway Co. Ltd.	0.040%	9/17/26	JPY	300,000	2,076
Central Nippon Expressway Co. Ltd.	0.125%	3/18/27	JPY	500,000	3,448
Central Nippon Expressway Co. Ltd.	0.166%	8/18/27	JPY	1,000,000	6,879
Central Nippon Expressway Co. Ltd.	0.439%	12/13/27	JPY	500,000	3,456
Central Nippon Expressway Co. Ltd.	0.514%	2/21/28	JPY	200,000	1,383
Central Nippon Expressway Co. Ltd.	0.385%	5/18/28	JPY	400,000	2,751
Central Nippon Expressway Co. Ltd.	0.439%	8/17/28	JPY	900,000	6,192
Central Nippon Expressway Co. Ltd.	0.464%	9/14/28	JPY	500,000	3,439
Central Nippon Expressway Co. Ltd.	0.597%	3/28/29	JPY	500,000	3,441
Central Nippon Expressway Co. Ltd.	0.759%	5/29/29	JPY	400,000	2,767
Central Nippon Expressway Co. Ltd.	1.021%	1/25/30	JPY	1,900,000	13,248
Chugoku Electric Power Co. Inc.	0.920%	5/25/33	JPY	300,000	1,988
Daiichi Sankyo Co. Ltd.	0.810%	7/25/36	JPY	100,000	623
Denso Corp.	0.315%	3/17/28	JPY	300,000	2,058
East Japan Railway Co.	1.162%	9/15/28	GBP	6,119	7,321
East Japan Railway Co.	3.245%	9/8/30	EUR	5,000	5,792
East Japan Railway Co.	4.875%	6/14/34	GBP	2,800	3,653
East Japan Railway Co.	1.104%	9/15/39	EUR	3,714	2,975
East Japan Railway Co.	4.110%	2/22/43	EUR	8,500	9,764
East Nippon Expressway Co. Ltd.	0.230%	6/18/27	JPY	400,000	2,759
East Nippon Expressway Co. Ltd.	0.140%	7/31/29	JPY	670,000	4,508
East Nippon Expressway Co. Ltd.	0.140%	11/29/29	JPY	100,000	670
East Nippon Expressway Co. Ltd.	0.220%	1/31/30	JPY	230,000	1,544
East Nippon Expressway Co. Ltd.	0.230%	4/23/31	JPY	300,000	1,988
East Nippon Expressway Co. Ltd.	0.140%	7/15/31	JPY	90,000	591
ENEOS Holdings Inc.	0.834%	6/15/32	JPY	300,000	2,005
Fast Retailing Co. Ltd.	0.405%	6/6/28	JPY	600,000	4,115
FUJIFILM Holdings Corp.	0.195%	4/20/27	JPY	200,000	1,379
Hikari Tsushin Inc.	1.790%	3/23/33	JPY	200,000	1,302
Hitachi Ltd.	0.290%	3/12/30	JPY	100,000	669
JT International Financial Services BV	1.000%	11/26/29	EUR	1,545	1,613
JT International Financial Services BV	2.750%	9/28/33	GBP	2,599	2,860
Kansai Electric Power Co. Inc.	0.470%	5/25/27	JPY	289,000	2,000
Kansai Electric Power Co. Inc.	0.490%	7/23/27	JPY	125,000	864
Kansai Electric Power Co. Inc.	0.460%	12/20/27	JPY	359,000	2,474
Kansai Electric Power Co. Inc.	0.435%	4/25/28	JPY	400,000	2,746
Kansai Electric Power Co. Inc.	0.405%	6/20/29	JPY	300,000	2,033
Kansai Electric Power Co. Inc.	0.440%	12/20/30	JPY	327,000	2,174
Kansai Electric Power Co. Inc.	0.370%	9/19/31	JPY	187,000	1,205
Kirin Holdings Co. Ltd.	0.090%	6/3/26	JPY	200,000	1,388
Kubota Corp.	0.300%	6/2/27	JPY	500,000	3,447
Kyushu Electric Power Co. Inc.	0.360%	4/23/27	JPY	100,000	691
30

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Kyushu Electric Power Co. Inc.	0.430%	5/25/29	JPY	191,000	1,298
Kyushu Electric Power Co. Inc.	0.340%	4/25/31	JPY	100,000	658
Mitsubishi Corp.	1.518%	6/25/32	JPY	700,000	4,949
Mitsubishi Heavy Industries Ltd.	0.270%	9/1/31	JPY	400,000	2,621
Mitsubishi UFJ Financial Group Inc.	0.250%	11/4/27	JPY	100,000	691
Mitsubishi UFJ Financial Group Inc.	1.029%	3/7/29	JPY	400,000	2,779
Mitsubishi UFJ Financial Group Inc.	0.848%	7/19/29	EUR	8,179	8,509
Mitsubishi UFJ Financial Group Inc.	3.556%	9/5/32	EUR	7,000	7,993
Mitsui Fudosan Co. Ltd.	0.810%	6/6/33	JPY	400,000	2,627
Mitsui Fudosan Co. Ltd.	1.057%	9/12/33	JPY	1,100,000	7,335
Mizuho Financial Group Inc.	0.650%	1/26/27	JPY	134,000	928
Mizuho Financial Group Inc.	5.628%	6/13/28	GBP	2,000	2,734
Mizuho Financial Group Inc.	0.402%	9/6/29	EUR	2,543	2,586
Mizuho Financial Group Inc.	0.797%	4/15/30	EUR	5,087	5,162
Mizuho Financial Group Inc.	0.895%	6/24/30	JPY	100,000	674
Mizuho Financial Group Inc.	0.693%	10/7/30	EUR	18,700	18,588
Mizuho Financial Group Inc.	4.029%	9/5/32	EUR	3,000	3,508
Nomura Holdings Inc.	0.280%	9/4/26	JPY	100,000	692
NTT Finance Corp.	0.280%	12/20/27	JPY	300,000	2,056
NTT Finance Corp.	0.614%	9/20/28	JPY	400,000	2,750
NTT Finance Corp.	0.399%	12/13/28	EUR	10,600	11,103
NTT Finance Corp.	0.967%	6/20/29	JPY	600,000	4,149
NTT Finance Corp.	0.923%	12/20/29	JPY	500,000	3,443
NTT Finance Corp.	0.648%	6/20/30	JPY	1,000,000	6,752
NTT Finance Corp.	0.380%	9/20/30	JPY	3,100,000	20,606
NTT Finance Corp.	3.359%	3/12/31	EUR	5,000	5,780
NTT Finance Corp.	0.270%	9/19/31	JPY	200,000	1,303
NTT Finance Corp.	0.838%	6/20/33	JPY	1,100,000	7,218
NTT Finance Corp.	1.476%	3/17/34	JPY	300,000	2,050
ORIX Corp.	4.477%	6/1/28	EUR	3,500	4,161
ORIX Corp.	3.780%	5/29/29	EUR	1,900	2,207
Panasonic Holdings Corp.	0.470%	9/18/26	JPY	800,000	5,538
Panasonic Holdings Corp.	0.709%	9/14/28	JPY	500,000	3,439
Panasonic Holdings Corp.	0.370%	3/5/30	JPY	200,000	1,331
Panasonic Holdings Corp.	1.342%	9/14/33	JPY	400,000	2,716
Seven & i Holdings Co. Ltd.	0.280%	12/20/27	JPY	100,000	682
Seven & i Holdings Co. Ltd.	1.392%	11/2/33	JPY	400,000	2,665
Shinkin Central Bank	0.720%	6/27/29	JPY	300,000	2,072
Sompo Japan Insurance Inc.	0.425%	10/14/27	JPY	200,000	1,377
Sony Group Corp.	0.300%	10/10/29	JPY	500,000	3,373
Sumitomo Electric Industries Ltd.	0.809%	7/13/33	JPY	200,000	1,324
Sumitomo Mitsui Banking Corp.	0.267%	6/18/26	EUR	5,087	5,637
Sumitomo Mitsui Banking Corp.	0.409%	11/7/29	EUR	3,541	3,639
Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	EUR	5,745	6,443
Sumitomo Mitsui Financial Group Inc.	1.054%	1/26/29	JPY	800,000	5,570
Sumitomo Mitsui Financial Group Inc.	0.750%	6/8/29	JPY	900,000	6,189
Sumitomo Mitsui Financial Group Inc.	0.632%	10/23/29	EUR	11,635	11,872
Sumitomo Mitsui Trust Bank Ltd.	0.010%	10/15/27	EUR	9,232	9,885
Suntory Holdings Ltd.	0.300%	6/8/27	JPY	100,000	688
Suntory Holdings Ltd.	0.800%	5/25/33	JPY	200,000	1,312
Takeda Pharmaceutical Co. Ltd.	2.250%	11/21/26	EUR	4,419	4,985
Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/30	EUR	13,514	15,324
Takeda Pharmaceutical Co. Ltd.	0.400%	10/14/31	JPY	900,000	5,885
Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/32	EUR	2,500	2,506
Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/40	EUR	4,364	3,860
TDK Corp.	0.430%	7/26/30	JPY	100,000	668
Toyota Finance Corp.	0.370%	10/13/26	JPY	500,000	3,473
Toyota Motor Corp.	0.219%	3/18/31	JPY	500,000	3,303
Toyota Motor Corp.	0.735%	6/1/33	JPY	300,000	1,994
Toyota Motor Finance Netherlands BV	4.000%	4/2/27	EUR	4,800	5,588
West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	560,000	3,893
West Nippon Expressway Co. Ltd.	0.175%	8/28/26	JPY	1,260,000	8,744
West Nippon Expressway Co. Ltd.	0.040%	9/18/26	JPY	100,000	692
West Nippon Expressway Co. Ltd.	0.200%	10/19/26	JPY	100,000	693
West Nippon Expressway Co. Ltd.	0.100%	12/18/26	JPY	100,000	691
West Nippon Expressway Co. Ltd.	0.105%	3/19/27	JPY	500,000	3,447
West Nippon Expressway Co. Ltd.	0.225%	6/18/27	JPY	100,000	690
West Nippon Expressway Co. Ltd.	0.315%	9/17/27	JPY	200,000	1,380
West Nippon Expressway Co. Ltd.	0.395%	9/17/27	JPY	500,000	3,457
West Nippon Expressway Co. Ltd.	0.390%	5/25/28	JPY	500,000	3,439
31

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
West Nippon Expressway Co. Ltd.	0.369%	7/27/28	JPY	1,000,000	6,864
West Nippon Expressway Co. Ltd.	0.484%	8/31/28	JPY	400,000	2,754
West Nippon Expressway Co. Ltd.	0.715%	5/23/29	JPY	800,000	5,525
					462,791
Luxembourg (0.2%)
Acef Holding SCA	0.750%	6/14/28	EUR	1,107	1,168
Acef Holding SCA	1.250%	4/26/30	EUR	4,914	4,999
Aroundtown Finance Sarl	8.625%	Perpetual	GBP	1,200	1,554
AXA Logistics Europe Master SCA	0.375%	11/15/26	EUR	3,000	3,271
AXA Logistics Europe Master SCA	0.875%	11/15/29	EUR	800	814
Bevco Lux Sarl	1.000%	1/16/30	EUR	3,214	3,234
Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	EUR	3,529	3,900
Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	EUR	4,840	5,284
Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	GBP	2,800	3,432
Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	EUR	6,900	7,819
Blackstone Property Partners Europe Holdings Sarl	4.875%	4/29/32	GBP	2,800	3,506
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.500%	1/27/28	EUR	4,000	4,230
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.900%	10/12/29	EUR	1,400	1,423
Eurofins Scientific SE	3.750%	7/17/26	EUR	2,300	2,634
Eurofins Scientific SE	4.000%	7/6/29	EUR	5,843	6,797
Eurofins Scientific SE	0.875%	5/19/31	EUR	3,500	3,358
JAB Holdings BV	1.750%	6/25/26	EUR	7,100	7,981
JAB Holdings BV	2.500%	4/17/27	EUR	2,500	2,822
JAB Holdings BV	1.000%	12/20/27	EUR	3,000	3,247
JAB Holdings BV	2.500%	6/25/29	EUR	6,400	7,120
JAB Holdings BV	4.750%	6/29/32	EUR	6,000	7,187
JAB Holdings BV	3.375%	4/17/35	EUR	3,000	3,238
JAB Holdings BV	2.250%	12/19/39	EUR	7,900	6,740
Logicor Financing Sarl	1.625%	7/15/27	EUR	5,087	5,579
Logicor Financing Sarl	3.250%	11/13/28	EUR	5,980	6,745
Logicor Financing Sarl	2.750%	1/15/30	GBP	5,000	5,844
Logicor Financing Sarl	0.875%	1/14/31	EUR	3,914	3,787
P3 Group Sarl	1.625%	1/26/29	EUR	2,500	2,645
Prologis International Funding II SA	1.750%	3/15/28	EUR	6,125	6,753
Prologis International Funding II SA	0.875%	7/9/29	EUR	3,042	3,164
Prologis International Funding II SA	3.625%	3/7/30	EUR	2,500	2,891
Prologis International Funding II SA	3.125%	6/1/31	EUR	3,000	3,356
Prologis International Funding II SA	1.625%	6/17/32	EUR	2,819	2,832
Prologis International Funding II SA	3.700%	10/7/34	EUR	2,300	2,574
SELP Finance Sarl	1.500%	12/20/26	EUR	7,448	8,279
SELP Finance Sarl	0.875%	5/27/29	EUR	1,000	1,035
SES SA	0.875%	11/4/27	EUR	1,590	1,700
SES SA	2.000%	7/2/28	EUR	1,900	2,053
					154,995
Mexico (0.0%)
America Movil SAB de CV	5.000%	10/27/26	GBP	3,161	4,223
America Movil SAB de CV	0.750%	6/26/27	EUR	2,159	2,347
America Movil SAB de CV	2.125%	3/10/28	EUR	2,599	2,887
America Movil SAB de CV	5.750%	6/28/30	GBP	2,990	4,098
America Movil SAB de CV	4.948%	7/22/33	GBP	900	1,158
America Movil SAB de CV	4.375%	8/7/41	GBP	3,096	3,383
					18,096
Netherlands (1.0%)
ABN AMRO Bank NV	2.375%	6/1/27	EUR	10,700	12,069
ABN AMRO Bank NV	4.000%	1/16/28	EUR	5,000	5,867
ABN AMRO Bank NV	5.125%	2/22/28	GBP	7,500	10,094
ABN AMRO Bank NV	4.375%	10/20/28	EUR	13,000	15,465
ABN AMRO Bank NV	1.500%	9/30/30	EUR	11,107	11,952
ABN AMRO Bank NV	1.000%	4/13/31	EUR	4,000	4,148
ABN AMRO Bank NV	5.125%	2/22/33	EUR	10,000	11,790
ABN AMRO Bank NV	1.000%	6/2/33	EUR	5,000	4,694
ABN AMRO Bank NV	1.375%	1/10/34	EUR	7,300	7,333
ABN AMRO Bank NV	4.500%	11/21/34	EUR	12,000	14,607
ABN AMRO Bank NV	0.375%	1/14/35	EUR	20,400	18,113
ABN AMRO Bank NV	1.375%	1/12/37	EUR	11,100	10,451
ABN AMRO Bank NV	1.125%	4/23/39	EUR	2,500	2,153
ABN AMRO Bank NV	0.400%	9/17/41	EUR	10,000	7,111
Achmea BV	6.750%	12/26/43	EUR	3,000	3,802
Achmea BV	5.625%	11/2/44	EUR	2,700	3,194
32

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Akzo Nobel NV	1.500%	3/28/28	EUR	4,000	4,363
Akzo Nobel NV	1.625%	4/14/30	EUR	4,600	4,843
Akzo Nobel NV	4.000%	5/24/33	EUR	5,000	5,820
Alliander NV	0.375%	6/10/30	EUR	6,316	6,343
ASML Holding NV	1.375%	7/7/26	EUR	13,525	15,155
ASML Holding NV	1.625%	5/28/27	EUR	667	745
ASML Holding NV	0.625%	5/7/29	EUR	2,214	2,318
ASR Nederland NV	7.000%	12/7/43	EUR	7,200	9,463
ASR Nederland NV	3.375%	5/2/49	EUR	3,862	4,290
Ayvens Bank NV	0.250%	9/7/26	EUR	3,500	3,852
Citycon Treasury BV	6.500%	3/8/29	EUR	1,100	1,320
Cooperatieve Rabobank UA	4.250%	5/12/26	AUD	300	192
Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	3,530	4,434
Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	2,254	2,510
Cooperatieve Rabobank UA	0.375%	12/1/27	EUR	13,100	14,330
Cooperatieve Rabobank UA	0.875%	2/8/28	EUR	16,600	18,187
Cooperatieve Rabobank UA	1.875%	7/12/28	GBP	10,400	13,071
Cooperatieve Rabobank UA	0.875%	2/1/29	EUR	15,000	16,118
Cooperatieve Rabobank UA	5.051%	2/26/29	AUD	8,300	5,451
Cooperatieve Rabobank UA	4.233%	4/25/29	EUR	13,000	15,335
Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	3,812	4,972
Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	3,642	4,883
Cooperatieve Rabobank UA	4.000%	1/10/30	EUR	11,000	13,012
Cooperatieve Rabobank UA	0.750%	3/2/32	EUR	3,000	2,998
Cooperatieve Rabobank UA	1.250%	5/31/32	EUR	3,800	3,907
Cooperatieve Rabobank UA	7.074%	10/26/32	AUD	2,700	1,811
Cooperatieve Rabobank UA	3.106%	6/7/33	EUR	12,500	14,500
Cooperatieve Rabobank UA	3.064%	2/1/34	EUR	10,000	11,544
Cooperatieve Rabobank UA	3.822%	7/26/34	EUR	8,000	9,214
Cooperatieve Rabobank UA	1.500%	4/26/38	EUR	24,400	22,577
Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	484	620
CTP NV	0.750%	2/18/27	EUR	5,214	5,673
CTP NV	1.250%	6/21/29	EUR	3,200	3,316
CTP NV	4.750%	2/5/30	EUR	3,100	3,675
CTP NV	1.500%	9/27/31	EUR	1,904	1,874
de Volksbank NV	2.375%	5/4/27	EUR	9,300	10,493
de Volksbank NV	0.750%	5/18/27	EUR	2,500	2,758
de Volksbank NV	0.375%	3/3/28	EUR	3,700	3,921
de Volksbank NV	0.750%	10/24/31	EUR	2,543	2,552
DSM BV	0.750%	9/28/26	EUR	9,400	10,418
DSM BV	0.250%	6/23/28	EUR	7,000	7,406
DSM BV	0.625%	6/23/32	EUR	7,500	7,236
Enexis Holding NV	0.750%	7/2/31	EUR	2,000	1,996
Enexis Holding NV	3.625%	6/12/34	EUR	5,000	5,850
Euronext NV	1.125%	6/12/29	EUR	5,300	5,627
Euronext NV	1.500%	5/17/41	EUR	2,800	2,315
EXOR NV	1.750%	1/18/28	EUR	2,708	2,987
EXOR NV	2.250%	4/29/30	EUR	5,053	5,493
EXOR NV	3.750%	2/14/33	EUR	1,364	1,557
Heineken NV	1.375%	1/29/27	EUR	5,142	5,722
Heineken NV	1.500%	10/3/29	EUR	400	431
Heineken NV	2.250%	3/30/30	EUR	7,631	8,427
Heineken NV	3.875%	9/23/30	EUR	7,500	8,880
Heineken NV	1.750%	5/7/40	EUR	6,471	5,609
IMCD NV	4.875%	9/18/28	EUR	4,000	4,748
ING Bank NV	0.875%	4/11/28	EUR	7,900	8,617
ING Bank NV	1.053%	12/7/28	JPY	400,000	2,785
ING Bank NV	2.500%	2/21/30	EUR	30,000	34,060
ING Bank NV	0.125%	12/8/32	EUR	15,700	15,101
ING Groep NV	0.375%	9/29/28	EUR	27,700	29,637
ING Groep NV	0.250%	2/18/29	EUR	4,400	4,627
ING Groep NV	0.250%	2/1/30	EUR	2,500	2,555
ING Groep NV	0.875%	11/29/30	EUR	3,000	3,079
ING Groep NV	1.750%	2/16/31	EUR	4,500	4,774
ING Groep NV	2.125%	5/26/31	EUR	7,000	7,852
ING Groep NV	1.000%	11/16/32	EUR	5,000	5,376
ING Groep NV	6.250%	5/20/33	GBP	1,500	2,039
ING Groep NV	4.125%	8/24/33	EUR	2,000	2,310
ING Groep NV	5.250%	11/14/33	EUR	2,000	2,511
ING Groep NV	4.750%	5/23/34	EUR	15,000	18,197
33

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
ING Groep NV	4.375%	8/15/34	EUR	5,000	5,808
ING Groep NV	4.000%	2/12/35	EUR	2,000	2,314
ING Groep NV	3.750%	9/3/35	EUR	8,000	8,993
JDE Peet's NV	0.625%	2/9/28	EUR	7,700	8,211
JDE Peet's NV	0.500%	1/16/29	EUR	9,500	9,827
JDE Peet's NV	4.125%	1/23/30	EUR	5,000	5,865
JDE Peet's NV	1.125%	6/16/33	EUR	3,000	2,792
JDE Peet's NV	4.500%	1/23/34	EUR	1,500	1,775
Koninklijke Ahold Delhaize NV	0.375%	3/18/30	EUR	2,531	2,539
Koninklijke Ahold Delhaize NV	3.875%	3/11/36	EUR	2,000	2,304
Koninklijke KPN NV	5.750%	9/17/29	GBP	2,771	3,829
Koninklijke KPN NV	3.875%	7/3/31	EUR	2,500	2,954
Koninklijke KPN NV	0.875%	12/14/32	EUR	6,200	5,898
Koninklijke KPN NV	3.875%	2/16/36	EUR	5,000	5,715
Koninklijke Philips NV	0.500%	5/22/26	EUR	1,100	1,223
Koninklijke Philips NV	1.375%	5/2/28	EUR	3,925	4,291
Koninklijke Philips NV	2.000%	3/30/30	EUR	5,087	5,517
Louis Dreyfus Co. Finance BV	1.625%	4/28/28	EUR	2,200	2,409
Nationale-Nederlanden Bank NV	0.500%	9/21/28	EUR	2,900	3,055
Nederlandse Gasunie NV	1.000%	5/11/26	EUR	6,403	7,175
Nederlandse Gasunie NV	0.375%	10/3/31	EUR	1,545	1,493
NIBC Bank NV	0.625%	6/1/26	EUR	5,900	6,577
NIBC Bank NV	0.250%	9/9/26	EUR	9,000	9,870
NIBC Bank NV	0.500%	3/19/27	EUR	7,700	8,466
NIBC Bank NV	1.875%	6/16/27	EUR	6,200	6,977
NIBC Bank NV	1.000%	9/11/28	EUR	2,500	2,699
NIBC Bank NV	0.010%	10/15/29	EUR	5,000	5,064
NIBC Bank NV	0.125%	4/21/31	EUR	19,700	19,135
NN Group NV	1.625%	6/1/27	EUR	230	257
NN Group NV	5.250%	3/1/43	EUR	2,000	2,401
NN Group NV	6.000%	11/3/43	EUR	5,800	7,240
NN Group NV	4.625%	1/13/48	EUR	4,809	5,651
PostNL NV	0.625%	9/23/26	EUR	2,543	2,800
RELX Finance BV	3.375%	3/20/33	EUR	2,500	2,830
Royal Schiphol Group NV	2.000%	4/6/29	EUR	18,454	20,360
Sandoz Finance BV	4.500%	11/17/33	EUR	2,500	3,002
Shell International Finance BV	1.625%	1/20/27	EUR	12,506	13,956
Shell International Finance BV	1.250%	5/12/28	EUR	3,678	4,002
Shell International Finance BV	0.750%	8/15/28	EUR	5,087	5,429
Shell International Finance BV	1.000%	12/10/30	GBP	1,729	1,926
Shell International Finance BV	1.875%	4/7/32	EUR	7,587	7,950
Shell International Finance BV	0.875%	11/8/39	EUR	6,032	4,594
Shell International Finance BV	1.750%	9/10/52	GBP	2,543	1,490
Stedin Holding NV	0.500%	11/14/29	EUR	2,543	2,619
Stedin Holding NV	2.375%	6/3/30	EUR	2,500	2,784
TenneT Holding BV	1.000%	6/13/26	EUR	2,000	2,236
TenneT Holding BV	1.625%	11/17/26	EUR	7,200	8,077
TenneT Holding BV	1.375%	6/5/28	EUR	6,835	7,528
TenneT Holding BV	3.875%	10/28/28	EUR	3,600	4,245
TenneT Holding BV	1.375%	6/26/29	EUR	5,374	5,859
TenneT Holding BV	2.125%	11/17/29	EUR	5,000	5,569
TenneT Holding BV	0.875%	6/3/30	EUR	2,000	2,098
TenneT Holding BV	0.500%	6/9/31	EUR	3,300	3,332
TenneT Holding BV	4.250%	4/28/32	EUR	1,500	1,827
TenneT Holding BV	0.125%	11/30/32	EUR	500	470
TenneT Holding BV	2.375%	5/17/33	EUR	2,650	2,915
TenneT Holding BV	1.250%	10/24/33	EUR	778	784
TenneT Holding BV	2.000%	6/5/34	EUR	1,000	1,056
TenneT Holding BV	4.500%	10/28/34	EUR	1,900	2,362
TenneT Holding BV	0.875%	6/16/35	EUR	9,400	8,731
TenneT Holding BV	1.875%	6/13/36	EUR	1,263	1,281
TenneT Holding BV	1.500%	6/3/39	EUR	3,668	3,378
TenneT Holding BV	0.500%	11/30/40	EUR	6,484	5,167
TenneT Holding BV	1.125%	6/9/41	EUR	3,200	2,690
TenneT Holding BV	2.750%	5/17/42	EUR	3,100	3,265
TenneT Holding BV	4.750%	10/28/42	EUR	3,100	3,825
Universal Music Group NV	3.000%	6/30/27	EUR	4,300	4,926
Universal Music Group NV	4.000%	6/13/31	EUR	3,000	3,537
Vesteda Finance BV	1.500%	5/24/27	EUR	2,094	2,322
Vesteda Finance BV	0.750%	10/18/31	EUR	2,214	2,124
34

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
VIA Outlets BV	1.750%	11/15/28	EUR	2,000	2,154
Wolters Kluwer NV	3.250%	3/18/29	EUR	5,000	5,776
Wolters Kluwer NV	0.750%	7/3/30	EUR	1,500	1,531
Wolters Kluwer NV	3.750%	4/3/31	EUR	2,000	2,355
					986,991
New Zealand (0.1%)
ANZ New Zealand International Ltd.	0.200%	9/23/27	EUR	13,124	14,082
ASB Bank Ltd.	0.500%	9/24/29	EUR	2,500	2,543
ASB Bank Ltd.	0.250%	5/21/31	EUR	10,301	10,062
Bank of New Zealand	2.552%	6/29/27	EUR	12,456	14,203
Fonterra Co-operative Group Ltd.	4.000%	11/2/27	AUD	100	63
Kiwibank Ltd.	6.254%	10/19/28	NZD	2,000	1,267
Westpac New Zealand Ltd.	4.337%	9/24/29	NZD	5,000	2,965
Westpac New Zealand Ltd.	6.730%	2/14/34	NZD	1,000	628
					45,813
Norway (0.3%)
Aker BP ASA	1.125%	5/12/29	EUR	2,800	2,923
Aker BP ASA	4.000%	5/29/32	EUR	5,000	5,683
Avinor A/S	0.750%	10/1/30	EUR	2,000	2,022
DNB Bank ASA	4.000%	8/17/27	GBP	9,000	11,866
DNB Bank ASA	3.125%	9/21/27	EUR	10,600	12,123
DNB Bank ASA	0.375%	1/18/28	EUR	2,800	3,064
DNB Bank ASA	4.500%	7/19/28	EUR	22,500	26,425
DNB Bank ASA	0.250%	2/23/29	EUR	13,000	13,736
DNB Bank ASA	4.000%	3/14/29	EUR	15,000	17,665
DNB Bank ASA	4.625%	2/28/33	EUR	8,000	9,373
DNB Boligkreditt A/S	0.250%	9/7/26	EUR	19,524	21,594
DNB Boligkreditt A/S	2.625%	1/28/30	EUR	20,000	22,862
Eika Boligkreditt A/S	0.010%	3/23/28	EUR	15,943	16,967
Eika Boligkreditt A/S	3.250%	6/14/33	EUR	2,500	2,918
Equinor ASA	0.750%	11/9/26	EUR	7,347	8,132
Equinor ASA	1.250%	2/17/27	EUR	13,219	14,683
Equinor ASA	6.875%	3/11/31	GBP	3,673	5,438
Equinor ASA	1.375%	5/22/32	EUR	10,083	10,228
Equinor ASA	1.625%	2/17/35	EUR	2,599	2,516
Equinor ASA	4.250%	4/10/41	GBP	2,657	3,019
SpareBank 1 Boligkreditt A/S	1.750%	5/25/27	EUR	15,000	16,888
SpareBank 1 Boligkreditt A/S	0.125%	11/5/29	EUR	9,387	9,605
SpareBank 1 Boligkreditt A/S	1.750%	5/11/32	EUR	15,000	15,954
SpareBank 1 Boligkreditt A/S	3.000%	5/15/34	EUR	15,000	17,203
SpareBank 1 SMN	0.010%	2/18/28	EUR	5,053	5,336
SR-Boligkreditt A/S	0.010%	6/26/27	EUR	4,300	4,660
SR-Boligkreditt A/S	0.010%	9/8/28	EUR	4,300	4,519
Statkraft A/S	3.500%	6/9/33	EUR	3,000	3,484
Statkraft A/S	3.750%	3/22/39	EUR	2,000	2,345
Statnett SF	1.250%	4/26/30	EUR	3,273	3,470
Storebrand Livsforsikring A/S	1.875%	9/30/51	EUR	2,804	2,789
Telenor ASA	0.750%	5/31/26	EUR	8,289	9,239
Telenor ASA	1.125%	5/31/29	EUR	6,836	7,293
Telenor ASA	0.625%	9/25/31	EUR	2,500	2,448
Telenor ASA	0.875%	2/14/35	EUR	5,000	4,532
Var Energi ASA	5.500%	5/4/29	EUR	5,000	6,069
					329,071
Poland (0.0%)
ORLEN SA	4.750%	7/13/30	EUR	3,420	4,105
Portugal (0.1%)
Banco BPI SA	3.625%	7/4/28	EUR	10,000	11,751
Banco Santander Totta SA	1.250%	9/26/27	EUR	4,600	5,089
Banco Santander Totta SA	3.375%	4/19/28	EUR	8,700	10,154
Banco Santander Totta SA	3.250%	2/15/31	EUR	10,000	11,704
BCR-Brisa Concessao Rodoviaria SA	2.375%	5/10/27	EUR	6,800	7,681
EDP Finance BV	0.375%	9/16/26	EUR	5,087	5,606
EDP Finance BV	1.500%	11/22/27	EUR	1,477	1,630
EDP SA	2.875%	6/1/26	EUR	2,300	2,612
EDP SA	1.625%	4/15/27	EUR	8,400	9,389
EDP Servicios Financieros Espana SA	4.125%	4/4/29	EUR	3,000	3,537
EDP Servicios Financieros Espana SA	3.500%	7/16/30	EUR	2,000	2,314
EDP Servicios Financieros Espana SA	4.375%	4/4/32	EUR	16,000	19,329
35

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Fidelidade - Co. De Seguros SA	4.250%	9/4/31	EUR	1,500	1,700
Novo Banco SA	3.250%	3/1/28	EUR	19,100	22,023
Ren Finance BV	1.750%	1/18/28	EUR	1,354	1,488
					116,007
Romania (0.0%)
NE Property BV	1.875%	10/9/26	EUR	3,092	3,455
NE Property BV	3.375%	7/14/27	EUR	1,107	1,262
NE Property BV	2.000%	1/20/30	EUR	1,000	1,056
NE Property BV	4.250%	1/21/32	EUR	2,000	2,302
					8,075
Singapore (0.0%)
Temasek Financial I Ltd.	0.500%	11/20/31	EUR	11,171	10,924
Temasek Financial I Ltd.	3.500%	2/15/33	EUR	3,985	4,640
Temasek Financial I Ltd.	5.125%	7/26/40	GBP	3,266	4,278
Temasek Financial I Ltd.	1.250%	11/20/49	EUR	2,556	1,809
United Overseas Bank Ltd.	0.100%	5/25/29	EUR	14,452	14,822
United Overseas Bank Ltd.	3.580%	Perpetual	SGD	1,250	957
					37,430
South Africa (0.0%)
Anglo American Capital plc	5.000%	3/15/31	EUR	4,000	4,878
Anglo American Capital plc	4.750%	9/21/32	EUR	5,000	6,020
					10,898
South Korea (0.0%)
SK Hynix Inc.	4.266%	2/14/28	KRW	4,940,000	3,643
Spain (0.8%)
Abanca Corp. Bancaria SA	0.500%	9/8/27	EUR	1,200	1,320
Abanca Corp. Bancaria SA	5.250%	9/14/28	EUR	2,400	2,874
Abertis Infraestructuras SA	3.375%	11/27/26	GBP	1,500	1,948
Abertis Infraestructuras SA	2.375%	9/27/27	EUR	3,400	3,827
Abertis Infraestructuras SA	4.125%	1/31/28	EUR	5,000	5,872
Abertis Infraestructuras SA	1.250%	2/7/28	EUR	6,200	6,757
Abertis Infraestructuras SA	2.250%	3/29/29	EUR	8,500	9,398
Abertis Infraestructuras SA	1.875%	3/26/32	EUR	3,000	3,081
Acciona Energia Financiacion Filiales SA	3.750%	4/25/30	EUR	2,500	2,868
Acciona Energia Financiacion Filiales SA	1.375%	1/26/32	EUR	2,800	2,724
Amadeus IT Group SA	2.875%	5/20/27	EUR	1,500	1,714
Amadeus IT Group SA	1.875%	9/24/28	EUR	2,300	2,535
Amadeus IT Group SA	3.500%	3/21/29	EUR	5,000	5,796
AYT Cedulas Cajas Global FTA	4.750%	5/25/27	EUR	16,400	19,489
Banco Bilbao Vizcaya Argentaria SA	0.875%	11/22/26	EUR	7,600	8,458
Banco Bilbao Vizcaya Argentaria SA	3.125%	7/17/27	EUR	6,500	7,526
Banco Bilbao Vizcaya Argentaria SA	3.375%	9/20/27	EUR	10,000	11,592
Banco Bilbao Vizcaya Argentaria SA	3.625%	6/7/30	EUR	7,000	8,193
Banco Bilbao Vizcaya Argentaria SA	4.625%	1/13/31	EUR	9,500	11,411
Banco Bilbao Vizcaya Argentaria SA	5.750%	9/15/33	EUR	3,000	3,631
Banco Bilbao Vizcaya Argentaria SA	4.875%	2/8/36	EUR	10,000	11,784
Banco de Sabadell SA	3.500%	8/28/26	EUR	5,000	5,767
Banco de Sabadell SA	5.125%	11/10/28	EUR	4,000	4,786
Banco de Sabadell SA	5.250%	2/7/29	EUR	7,000	8,403
Banco de Sabadell SA	5.000%	6/7/29	EUR	10,000	12,027
Banco de Sabadell SA	5.500%	9/8/29	EUR	8,700	10,594
Banco de Sabadell SA	4.250%	9/13/30	EUR	8,000	9,456
Banco Santander SA	0.300%	10/4/26	EUR	5,000	5,502
Banco Santander SA	0.500%	2/4/27	EUR	2,500	2,732
Banco Santander SA	1.750%	2/17/27	GBP	3,000	3,784
Banco Santander SA	4.625%	5/4/27	EUR	8,100	9,639
Banco Santander SA	2.375%	9/8/27	EUR	21,000	23,938
Banco Santander SA	3.875%	1/16/28	EUR	5,000	5,847
Banco Santander SA	2.125%	2/8/28	EUR	1,200	1,329
Banco Santander SA	0.200%	2/11/28	EUR	3,700	3,916
Banco Santander SA	0.310%	6/9/28	CHF	4,335	5,197
Banco Santander SA	1.125%	10/25/28	EUR	2,600	2,831
Banco Santander SA	3.375%	1/11/30	EUR	5,000	5,888
Banco Santander SA	5.125%	1/25/30	GBP	4,000	5,386
Banco Santander SA	4.250%	6/12/30	EUR	7,000	8,432
Banco Santander SA	1.625%	10/22/30	EUR	8,000	8,238
Banco Santander SA	5.375%	1/17/31	GBP	4,000	5,401
36

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Banco Santander SA	0.875%	5/9/31	EUR	5,100	5,217
Banco Santander SA	4.875%	10/18/31	EUR	18,000	22,010
Banco Santander SA	2.750%	9/8/32	EUR	20,000	22,670
Banco Santander SA	3.500%	10/2/32	EUR	19,000	21,438
Banco Santander SA	2.250%	10/4/32	GBP	3,000	3,729
Banco Santander SA	5.750%	8/23/33	EUR	5,000	6,036
Banco Santander SA	3.750%	1/9/34	EUR	20,300	23,519
Banco Santander SA	4.125%	4/22/34	EUR	7,000	8,239
Banco Santander SA	5.000%	4/22/34	EUR	6,000	7,111
Banco Santander SA	2.000%	11/27/34	EUR	5,900	6,182
Bankinter SA	0.875%	7/8/26	EUR	3,000	3,336
Bankinter SA	0.625%	10/6/27	EUR	1,500	1,617
Bankinter SA	4.375%	5/3/30	EUR	4,000	4,762
Bankinter SA	4.875%	9/13/31	EUR	3,000	3,658
CaixaBank SA	1.375%	6/19/26	EUR	2,500	2,798
CaixaBank SA	0.750%	7/9/26	EUR	12,500	13,899
CaixaBank SA	1.125%	11/12/26	EUR	2,500	2,775
CaixaBank SA	4.625%	5/16/27	EUR	4,000	4,625
CaixaBank SA	1.000%	1/17/28	EUR	17,700	19,406
CaixaBank SA	3.500%	4/6/28	GBP	6,000	7,797
CaixaBank SA	0.750%	5/26/28	EUR	9,100	9,940
CaixaBank SA	0.500%	2/9/29	EUR	1,900	2,024
CaixaBank SA	5.000%	7/19/29	EUR	4,000	4,827
CaixaBank SA	3.750%	9/7/29	EUR	3,000	3,530
CaixaBank SA	4.250%	9/6/30	EUR	10,200	12,240
CaixaBank SA	5.375%	11/14/30	EUR	8,000	9,923
CaixaBank SA	1.625%	7/14/32	EUR	5,000	5,236
CaixaBank SA	3.625%	9/19/32	EUR	10,000	11,419
CaixaBank SA	6.250%	2/23/33	EUR	3,000	3,628
CaixaBank SA	6.875%	10/25/33	GBP	4,000	5,537
CaixaBank SA	4.375%	11/29/33	EUR	10,500	12,665
CaixaBank SA	6.125%	5/30/34	EUR	8,000	9,821
CaixaBank SA	5.125%	7/19/34	EUR	2,000	2,496
CaixaBank SA	4.125%	3/24/36	EUR	2,350	2,895
CaixaBank SA	4.375%	8/8/36	EUR	8,000	9,201
Cajamar Caja Rural SCC	3.375%	7/25/29	EUR	8,200	9,577
Cellnex Finance Co. SA	1.000%	9/15/27	EUR	9,200	10,059
Cellnex Finance Co. SA	1.250%	1/15/29	EUR	5,000	5,336
Cellnex Finance Co. SA	2.000%	9/15/32	EUR	2,000	2,036
Cellnex Finance Co. SA	2.000%	2/15/33	EUR	5,000	5,015
Cellnex Telecom SA	1.875%	6/26/29	EUR	6,000	6,493
Cellnex Telecom SA	1.750%	10/23/30	EUR	7,100	7,446
Cepsa Finance SA	0.750%	2/12/28	EUR	3,000	3,225
Cepsa Finance SA	4.125%	4/11/31	EUR	2,000	2,299
Criteria Caixa SA	0.875%	10/28/27	EUR	3,100	3,360
Enagas Financiaciones SA	1.375%	5/5/28	EUR	100	110
Enagas Financiaciones SA	0.375%	11/5/32	EUR	2,000	1,839
Enagas Financiaciones SA	3.625%	1/24/34	EUR	2,000	2,260
FCC Aqualia SA	2.629%	6/8/27	EUR	1,107	1,249
Iberdrola Finanzas SA	3.125%	11/22/28	EUR	6,000	6,929
Iberdrola Finanzas SA	1.621%	11/29/29	EUR	1,900	2,079
Iberdrola Finanzas SA	1.375%	3/11/32	EUR	1,900	1,920
Iberdrola Finanzas SA	3.375%	11/22/32	EUR	7,500	8,593
Iberdrola Finanzas SA	3.625%	7/13/33	EUR	1,000	1,163
Iberdrola Finanzas SA	3.625%	7/18/34	EUR	4,000	4,592
Iberdrola Finanzas SA	5.870%	11/28/34	AUD	5,000	3,331
Iberdrola Finanzas SA	1.575%	Perpetual	EUR	3,000	3,258
Iberdrola Finanzas SA	4.871%	Perpetual	EUR	5,000	5,810
Iberdrola Finanzas SA	4.875%	Perpetual	EUR	3,000	3,512
Iberdrola International BV	1.825%	Perpetual	EUR	2,600	2,675
Iberdrola International BV	2.250%	Perpetual	EUR	10,000	10,642
Inmobiliaria Colonial Socimi SA	1.350%	10/14/28	EUR	1,400	1,519
Inmobiliaria Colonial Socimi SA	2.500%	11/28/29	EUR	1,900	2,103
Mapfre SA	1.625%	5/19/26	EUR	900	1,010
Mapfre SA	4.375%	3/31/47	EUR	2,400	2,757
Mapfre SA	4.125%	9/7/48	EUR	3,500	3,997
Merlin Properties Socimi SA	1.875%	11/2/26	EUR	3,000	3,363
Merlin Properties Socimi SA	2.375%	9/18/29	EUR	3,000	3,281
Merlin Properties Socimi SA	1.375%	6/1/30	EUR	4,600	4,725
Merlin Properties Socimi SA	1.875%	12/4/34	EUR	2,000	1,913
37

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Naturgy Finance Iberia SA	1.375%	1/19/27	EUR	100	112
Naturgy Finance Iberia SA	1.500%	1/29/28	EUR	1,300	1,434
Naturgy Finance Iberia SA	0.750%	11/28/29	EUR	3,100	3,218
NorteGas Energia Distribucion SA	2.065%	9/28/27	EUR	2,361	2,619
NorteGas Energia Distribucion SA	0.905%	1/22/31	EUR	3,000	2,884
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	3/28/27	EUR	4,300	5,059
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	18,100	22,333
Red Electrica Financiaciones SA	1.250%	3/13/27	EUR	2,500	2,783
Red Electrica Financiaciones SA	0.375%	7/24/28	EUR	2,000	2,122
Redeia Corp. SA	3.375%	7/9/32	EUR	2,600	2,966
Redexis Gas Finance BV	1.875%	4/27/27	EUR	2,104	2,357
Repsol Europe Finance Sarl	0.375%	7/6/29	EUR	4,000	4,089
Repsol Europe Finance Sarl	0.875%	7/6/33	EUR	3,100	2,880
Repsol International Finance BV	2.250%	12/10/26	EUR	5,100	5,763
Repsol International Finance BV	2.500%	Perpetual	EUR	3,000	3,313
Repsol International Finance BV	3.750%	Perpetual	EUR	3,000	3,393
Repsol International Finance BV	4.247%	Perpetual	EUR	3,000	3,424
Santander Consumer Finance SA	0.500%	1/14/27	EUR	9,300	10,198
Telefonica Emisiones SA	1.447%	1/22/27	EUR	8,000	8,936
Telefonica Emisiones SA	2.318%	10/17/28	EUR	400	448
Telefonica Emisiones SA	1.788%	3/12/29	EUR	1,300	1,425
Telefonica Emisiones SA	5.445%	10/8/29	GBP	1,700	2,321
Telefonica Emisiones SA	2.932%	10/17/29	EUR	5,700	6,505
Telefonica Emisiones SA	0.664%	2/3/30	EUR	3,400	3,471
Telefonica Emisiones SA	2.592%	5/25/31	EUR	11,400	12,508
Telefonica Emisiones SA	1.807%	5/21/32	EUR	4,000	4,094
Telefonica Emisiones SA	3.724%	1/23/34	EUR	5,000	5,649
Telefonica Emisiones SA	1.864%	7/13/40	EUR	4,000	3,318
Telefonica Europe BV	5.875%	2/14/33	EUR	2,680	3,501
Unicaja Banco SA	5.125%	2/21/29	EUR	4,500	5,390
Werfen SA	4.250%	5/3/30	EUR	3,000	3,511
					859,597
Sweden (1.0%)
Akelius Residential Property Financing BV	1.125%	1/11/29	EUR	2,995	3,114
Akelius Residential Property Financing BV	0.750%	2/22/30	EUR	5,938	5,824
Assa Abloy AB	3.875%	9/13/30	EUR	9,615	11,362
Balder Finland OYJ	1.000%	1/20/29	EUR	500	520
Balder Finland OYJ	1.375%	5/24/30	EUR	2,429	2,441
Balder Finland OYJ	2.000%	1/18/31	EUR	1,000	1,024
Castellum AB	4.125%	12/10/30	EUR	1,890	2,167
Castellum Helsinki Finance Holding Abp	0.875%	9/17/29	EUR	4,953	5,010
Danske Hypotek AB	3.500%	12/20/28	SEK	200,000	21,366
Ellevio AB	4.125%	3/7/34	EUR	3,000	3,512
EQT AB	2.375%	4/6/28	EUR	3,500	3,887
EQT AB	2.875%	4/6/32	EUR	4,600	4,921
Essity AB	1.625%	3/30/27	EUR	778	866
Essity AB	0.250%	2/8/31	EUR	6,316	6,103
Fastighets AB Balder	1.125%	1/29/27	EUR	2,700	2,969
Fastighets AB Balder	1.250%	1/28/28	EUR	2,843	3,051
Heimstaden Bostad Treasury BV	1.375%	3/3/27	EUR	2,498	2,704
Heimstaden Bostad Treasury BV	1.000%	4/13/28	EUR	8,009	8,362
Heimstaden Bostad Treasury BV	1.375%	7/24/28	EUR	3,300	3,459
Heimstaden Bostad Treasury BV	0.750%	9/6/29	EUR	1,800	1,783
Heimstaden Bostad Treasury BV	1.625%	10/13/31	EUR	1,000	959
Investor AB	0.375%	10/29/35	EUR	6,500	5,349
Lansforsakringar Hypotek AB	1.000%	9/15/27	SEK	413,000	41,509
Nordea Hypotek AB	0.500%	9/16/26	SEK	74,700	7,543
Nordea Hypotek AB	1.000%	6/16/27	SEK	334,000	33,625
Nordea Hypotek AB	3.500%	9/20/28	SEK	660,000	70,751
Nordea Hypotek AB	3.500%	10/26/29	SEK	86,000	9,299
Sagax AB	4.375%	5/29/30	EUR	3,000	3,522
Sagax Euro Mtn NL BV	0.750%	1/26/28	EUR	2,214	2,347
Sagax Euro Mtn NL BV	1.000%	5/17/29	EUR	1,900	1,958
Sandvik AB	2.125%	6/7/27	EUR	6,050	6,790
Securitas Treasury Ireland DAC	3.875%	2/23/30	EUR	5,000	5,863
Skandinaviska Enskilda Banken AB	4.000%	11/9/26	EUR	8,000	9,286
Skandinaviska Enskilda Banken AB	1.750%	11/11/26	EUR	10,000	11,244
Skandinaviska Enskilda Banken AB	0.375%	2/11/27	EUR	3,641	3,974
Skandinaviska Enskilda Banken AB	4.125%	6/29/27	EUR	5,000	5,874
38

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Skandinaviska Enskilda Banken AB	0.750%	8/9/27	EUR	10,000	10,872
Skandinaviska Enskilda Banken AB	3.750%	2/7/28	EUR	2,000	2,337
Skandinaviska Enskilda Banken AB	3.250%	5/4/28	EUR	3,500	4,080
Skandinaviska Enskilda Banken AB	3.875%	5/9/28	EUR	13,000	15,296
Skandinaviska Enskilda Banken AB	0.375%	6/21/28	EUR	6,000	6,334
Skandinaviska Enskilda Banken AB	3.000%	11/6/28	SEK	580,000	62,100
Skandinaviska Enskilda Banken AB	0.625%	11/12/29	EUR	5,087	5,183
Skandinaviska Enskilda Banken AB	1.000%	12/19/29	SEK	74,000	7,097
Skandinaviska Enskilda Banken AB	3.125%	11/5/31	EUR	11,000	12,385
Skandinaviska Enskilda Banken AB	5.000%	8/17/33	EUR	2,600	3,085
SKF AB	0.250%	2/15/31	EUR	2,906	2,993
Stadshypotek AB	0.500%	6/1/26	SEK	566,000	57,699
Stadshypotek AB	1.000%	3/1/27	SEK	232,000	23,526
Stadshypotek AB	0.750%	11/1/27	EUR	3,541	3,879
Stadshypotek AB	2.500%	12/1/27	SEK	386,000	40,099
Stadshypotek AB	2.000%	9/1/28	SEK	50,000	5,088
Stadshypotek AB	4.000%	5/2/29	SEK	650,000	70,610
Svenska Handelsbanken AB	0.125%	11/3/26	EUR	3,907	4,293
Svenska Handelsbanken AB	3.375%	2/17/28	EUR	6,000	6,968
Svenska Handelsbanken AB	1.375%	2/23/29	EUR	16,500	17,687
Svenska Handelsbanken AB	2.625%	9/5/29	EUR	5,000	5,650
Svenska Handelsbanken AB	0.500%	2/18/30	EUR	5,087	5,126
Svenska Handelsbanken AB	4.625%	8/23/32	GBP	4,000	5,239
Svenska Handelsbanken AB	5.000%	8/16/34	EUR	4,924	5,896
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/26	SEK	59,000	6,077
Sveriges Sakerstallda Obligationer AB	0.250%	6/9/27	SEK	300,000	29,654
Sveriges Sakerstallda Obligationer AB	1.000%	6/12/30	SEK	200,000	18,709
Sveriges Sakerstallda Obligationer AB	1.750%	2/10/32	EUR	24,000	25,606
Swedbank AB	0.250%	11/2/26	EUR	15,233	16,749
Swedbank AB	0.300%	5/20/27	EUR	19,324	21,402
Swedbank AB	2.100%	5/25/27	EUR	10,000	11,249
Swedbank AB	1.375%	12/8/27	GBP	1,289	1,632
Swedbank AB	0.200%	1/12/28	EUR	10,841	11,453
Swedbank AB	4.125%	11/13/28	EUR	5,000	5,937
Swedbank AB	3.375%	5/29/30	EUR	4,000	4,636
Swedbank AB	3.625%	8/23/32	EUR	11,700	13,413
Swedbank AB	7.272%	11/15/32	GBP	3,000	4,176
Swedbank Hypotek AB	1.375%	5/31/27	EUR	16,900	18,880
Swedbank Hypotek AB	3.000%	3/15/28	SEK	200,000	20,925
Swedbank Hypotek AB	3.125%	7/5/28	EUR	20,000	23,244
Swedbank Hypotek AB	3.000%	3/28/29	SEK	771,200	80,577
Tele2 AB	2.125%	5/15/28	EUR	1,692	1,891
Tele2 AB	3.750%	11/22/29	EUR	2,000	2,344
Telefonaktiebolaget LM Ericsson	1.000%	5/26/29	EUR	3,000	3,135
Telia Co. AB	0.125%	11/27/30	EUR	2,245	2,184
Telia Co. AB	2.125%	2/20/34	EUR	6,139	6,381
Telia Co. AB	1.625%	2/23/35	EUR	1,900	1,844
Telia Co. AB	1.375%	5/11/81	EUR	1,900	2,108
Telia Co. AB	2.750%	6/30/83	EUR	2,000	2,200
Vattenfall AB	6.875%	4/15/39	GBP	5,543	8,006
Volvo Treasury AB	2.000%	8/19/27	EUR	11,400	12,749
					1,055,021
Switzerland (1.2%)
ABB Finance BV	0.000%	1/19/30	EUR	8,984	8,906
ABB Finance BV	3.375%	1/16/31	EUR	5,000	5,783
Adecco Group AG	2.378%	11/17/27	CHF	2,000	2,519
Adecco International Financial Services BV	0.125%	9/21/28	EUR	7,500	7,817
Argentum Netherlands BV for Givaudan SA	2.000%	9/17/30	EUR	9,300	10,097
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	EUR	18,293	20,872
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	2.750%	2/19/49	EUR	996	1,096
Basellandschaftliche Kantonalbank	0.375%	5/13/30	CHF	2,545	3,052
Basler Kantonalbank	0.300%	6/22/27	CHF	2,290	2,773
Cloverie plc for Zurich Insurance Co. Ltd.	1.500%	12/15/28	EUR	5,000	5,405
ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	EUR	5,892	6,627
ELM BV for Julius Baer Group Ltd.	3.875%	9/13/29	EUR	4,000	4,635
Firmenich Productions Participations SAS	1.375%	10/30/26	EUR	5,087	5,690
Firmenich Productions Participations SAS	1.750%	4/30/30	EUR	4,087	4,379
Givaudan Finance Europe BV	1.000%	4/22/27	EUR	5,087	5,616
Helvetia Europe SA	2.750%	9/30/41	EUR	2,743	2,873
39

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Holcim Finance Luxembourg SA	0.500%	11/29/26	EUR	2,214	2,438
Holcim Finance Luxembourg SA	2.250%	5/26/28	EUR	5,288	5,960
Holcim Finance Luxembourg SA	1.750%	8/29/29	EUR	5,000	5,392
Holcim Finance Luxembourg SA	0.500%	9/3/30	EUR	2,101	2,080
Holcim Finance Luxembourg SA	0.500%	4/23/31	EUR	7,631	7,388
IWG US Finance LLC	6.500%	6/28/30	EUR	2,400	2,946
Lonza Finance International NV	3.875%	4/24/36	EUR	5,000	5,749
Luzerner Kantonalbank AG	0.125%	11/25/32	CHF	9,300	10,775
Luzerner Kantonalbank AG	2.000%	11/19/38	CHF	8,000	10,983
Novartis AG	0.625%	11/13/29	CHF	2,395	2,908
Novartis AG	1.050%	5/11/35	CHF	1,000	1,225
Novartis Finance SA	1.625%	11/9/26	EUR	2,543	2,860
Novartis Finance SA	0.625%	9/20/28	EUR	100	107
Novartis Finance SA	0.000%	9/23/28	EUR	2,000	2,089
Novartis Finance SA	1.375%	8/14/30	EUR	9,144	9,704
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	9/18/26	CHF	5,455	6,616
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	1/18/27	CHF	13,920	16,872
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	4/27/27	CHF	7,500	9,322
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	5/12/27	CHF	12,750	15,494
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	6/15/27	CHF	16,275	19,624
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/28	CHF	4,080	4,972
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/10/28	CHF	2,545	3,090
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/28	CHF	14,280	17,179
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	10/9/28	CHF	7,645	9,354
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	1/22/29	CHF	22,465	27,363
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	5/8/29	CHF	3,820	4,581
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/29	CHF	7,645	9,305
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	10/26/29	CHF	16,305	19,386
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	2/26/30	CHF	9,155	10,842
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	4/15/30	CHF	5,100	6,113
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.625%	2/14/31	CHF	10,000	13,559
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	7/15/31	CHF	4,715	5,564
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/31	CHF	17,605	22,984
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	12/19/31	CHF	6,510	7,622
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	4/9/32	CHF	12,500	15,938
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/32	CHF	3,820	4,728
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/32	CHF	5,200	7,034
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	11/19/32	CHF	4,860	5,670
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/33	CHF	12,545	15,140
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/33	CHF	8,925	11,492
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	9/6/33	CHF	5,000	6,461
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.750%	11/28/34	CHF	12,500	15,046
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/25/35	CHF	10,000	11,930
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/35	CHF	16,015	19,534
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/35	CHF	2,545	2,990
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/14/36	CHF	2,060	2,319
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/23/37	CHF	2,035	2,395
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	6/25/37	CHF	2,800	3,388
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	8/4/38	CHF	18,600	20,639
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	1/28/39	CHF	7,500	9,962
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/39	CHF	4,235	4,743
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	2/14/40	CHF	5,000	6,526
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	12/5/40	CHF	2,545	3,314
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/17/41	CHF	4,195	4,700
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/6/42	CHF	5,100	5,464
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	1/25/45	CHF	5,000	6,042
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	6/24/50	CHF	10,000	14,762
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	6/17/26	CHF	3,570	4,392
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.050%	11/6/26	CHF	5,100	6,164
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	12/7/26	CHF	11,500	13,971
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	1/27/27	CHF	7,480	9,025
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	3/19/27	CHF	4,080	5,050
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/13/28	CHF	18,975	22,795
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	4/17/28	CHF	7,500	9,441
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	7/24/28	CHF	20,000	24,201
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/28	CHF	2,545	3,152
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	4/9/29	CHF	17,685	21,364
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/29	CHF	15,960	20,200
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.625%	7/16/29	CHF	12,240	14,969
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/30	CHF	2,545	3,089
40

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/19/30	CHF	19,060	22,522
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/30	CHF	8,925	10,812
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.550%	1/29/31	CHF	4,845	5,875
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/31	CHF	3,820	4,550
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/31	CHF	15,070	17,765
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	2/20/32	CHF	11,000	13,239
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/33	CHF	5,100	6,143
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/18/33	CHF	7,500	8,645
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	5/15/34	CHF	3,055	3,617
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.200%	10/4/34	CHF	5,335	7,301
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	6/12/35	CHF	8,000	9,147
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	7/13/35	CHF	7,645	8,718
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.600%	12/11/35	CHF	6,630	7,836
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	2/15/36	CHF	14,965	16,573
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	6/23/36	CHF	10,000	12,974
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.850%	7/19/38	CHF	17,500	23,635
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.700%	3/4/39	CHF	2,545	2,987
Richemont International Holding SA	1.500%	3/26/30	EUR	1,000	1,065
Richemont International Holding SA	1.125%	5/26/32	EUR	6,316	6,263
Richemont International Holding SA	2.000%	3/26/38	EUR	7,850	7,390
Richemont International Holding SA	1.625%	5/26/40	EUR	7,087	6,002
Sandoz Group AG	2.125%	11/17/26	CHF	3,600	4,456
Sika Capital BV	3.750%	5/3/30	EUR	9,000	10,578
Swiss Life Finance I AG	3.250%	8/31/29	EUR	8,000	9,199
Swiss Life Finance I AG	0.500%	9/15/31	EUR	4,250	4,130
Swisscom Finance BV	3.500%	11/29/31	EUR	5,500	6,403
Swisscom Finance BV	3.625%	11/29/36	EUR	7,000	7,955
Swisscom Finance BV	3.875%	5/29/44	EUR	2,500	2,778
Tyco Electronics Group SA	3.250%	1/31/33	EUR	4,012	4,510
UBS AG	5.500%	8/20/26	EUR	11,076	13,035
UBS AG	0.500%	3/31/31	EUR	13,800	13,449
UBS Group AG	1.250%	9/1/26	EUR	3,541	3,943
UBS Group AG	7.000%	9/30/27	GBP	5,500	7,518
UBS Group AG	0.650%	1/14/28	EUR	4,875	5,337
UBS Group AG	0.250%	2/24/28	EUR	5,306	5,610
UBS Group AG	2.250%	6/9/28	GBP	5,179	6,537
UBS Group AG	0.250%	11/5/28	EUR	20,041	21,286
UBS Group AG	7.750%	3/1/29	EUR	15,500	19,800
UBS Group AG	0.650%	9/10/29	EUR	6,777	6,930
UBS Group AG	2.125%	11/15/29	GBP	1,500	1,824
UBS Group AG	4.375%	1/11/31	EUR	3,000	3,575
UBS Group AG	0.875%	11/3/31	EUR	3,824	3,722
UBS Group AG	4.750%	3/17/32	EUR	7,000	8,462
UBS Group AG	2.875%	4/2/32	EUR	23,000	25,242
UBS Group AG	0.625%	1/18/33	EUR	11,100	10,075
UBS Group AG	4.125%	6/9/33	EUR	15,000	17,498
UBS Group AG	7.375%	9/7/33	GBP	3,500	5,210
UBS Switzerland AG	3.146%	6/21/31	EUR	11,000	12,755
Zuercher Kantonalbank	0.100%	3/31/31	CHF	5,000	5,875
Zuercher Kantonalbank	0.000%	1/21/33	CHF	7,000	8,016
Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	EUR	1,742	1,506
Zurich Finance Ireland Designated Activity Co.	5.125%	11/23/52	GBP	3,500	4,484
					1,223,373
United Arab Emirates (0.0%)
DP World Ltd.	2.375%	9/25/26	EUR	300	337
DP World Ltd.	4.250%	9/25/30	GBP	996	1,272
Emirates NBD Bank PJSC	4.750%	2/9/28	AUD	1,570	1,010
Emirates NBD Bank PJSC	3.050%	2/26/30	AUD	1,170	687
Emirates Telecommunications Group Co. PJSC	2.750%	6/18/26	EUR	5,855	6,624
MDGH GMTN RSC Ltd.	1.000%	3/10/34	EUR	2,000	1,810
					11,740
United Kingdom (2.1%)
3i Group plc	5.750%	12/3/32	GBP	2,561	3,491
3i Group plc	3.750%	6/5/40	GBP	1,300	1,311
A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	2,452	3,085
AA Bond Co. Ltd.	3.250%	7/31/50	GBP	500	612
AA Bond Co. Ltd.	8.450%	7/31/50	GBP	4,000	5,662
Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	723	779
Affinity Water Finance plc	4.500%	3/31/36	GBP	2,269	2,649
41

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Affordable Housing Finance plc	3.800%	5/20/44	GBP	2,543	2,803
Amplius Living	5.125%	8/2/38	GBP	885	1,101
Amplius Living	3.250%	5/15/43	GBP	2,800	2,558
Anchor Hanover Group	2.000%	7/21/51	GBP	4,509	2,811
Anglian Water Services Financing plc	2.625%	6/15/27	GBP	3,175	3,998
Anglian Water Services Financing plc	4.500%	10/5/27	GBP	1,432	1,865
Anglian Water Services Financing plc	6.625%	1/15/29	GBP	373	515
Anglian Water Services Financing plc	5.875%	6/20/31	GBP	4,000	5,391
Anglian Water Services Financing plc	4.525%	8/26/32	CAD	1,300	929
Anglian Water Services Financing plc	6.000%	6/20/39	GBP	3,300	4,210
Anglian Water Services Financing plc	5.750%	6/7/43	GBP	2,500	2,981
Arqiva Financing plc	4.882%	12/31/32	GBP	1,878	2,479
Artesian Finance II plc	6.000%	9/30/33	GBP	1,395	1,868
Aspire Defence Finance plc	4.674%	3/31/40	GBP	1,745	2,210
Aspire Defence Finance plc	4.674%	3/31/40	GBP	1,889	2,389
Assura Financing plc	1.625%	6/30/33	GBP	900	919
Aster Treasury plc	4.500%	12/18/43	GBP	4,381	4,980
Astrazeneca Finance LLC	3.121%	8/5/30	EUR	5,100	5,883
AstraZeneca plc	1.250%	5/12/28	EUR	100	110
AstraZeneca plc	0.375%	6/3/29	EUR	16,500	17,084
AstraZeneca plc	5.750%	11/13/31	GBP	2,044	2,887
Aviva plc	1.875%	11/13/27	EUR	2,094	2,328
Aviva plc	4.000%	10/2/30	CAD	1,663	1,188
Aviva plc	4.375%	9/12/49	GBP	538	682
Aviva plc	6.875%	11/27/53	GBP	1,800	2,457
Aviva plc	6.125%	9/12/54	GBP	1,900	2,454
Aviva plc	4.000%	6/3/55	GBP	1,971	2,146
Aviva plc	6.875%	5/20/58	GBP	4,469	5,954
Babcock International Group plc	1.875%	10/5/26	GBP	2,094	2,681
Barclays plc	3.250%	2/12/27	GBP	3,744	4,851
Barclays plc	2.166%	6/23/27	CAD	1,409	1,009
Barclays plc	0.877%	1/28/28	EUR	11,800	12,949
Barclays plc	0.577%	8/9/29	EUR	4,548	4,778
Barclays plc	6.369%	1/31/31	GBP	12,000	16,626
Barclays plc	1.106%	5/12/32	EUR	7,448	7,319
Barclays plc	8.407%	11/14/32	GBP	7,500	10,622
Barclays plc	3.250%	1/17/33	GBP	4,400	4,951
Barclays plc	4.506%	1/31/33	EUR	17,000	20,035
Barclays plc	5.262%	1/29/34	EUR	7,000	8,625
Barclays plc	5.851%	3/21/35	GBP	13,000	17,142
Barclays plc	4.347%	5/8/35	EUR	8,000	9,271
Barclays plc	4.973%	5/31/36	EUR	5,000	5,865
BAT International Finance plc	1.250%	3/13/27	EUR	835	928
BAT International Finance plc	2.250%	6/26/28	GBP	7,600	9,376
BAT International Finance plc	2.250%	1/16/30	EUR	9,177	9,985
BAT International Finance plc	4.125%	4/12/32	EUR	2,500	2,891
BAT International Finance plc	6.000%	11/24/34	GBP	3,037	4,093
BAT International Finance plc	5.750%	7/5/40	GBP	1,657	2,073
BAT International Finance plc	2.000%	3/13/45	EUR	360	281
BAT Netherlands Finance BV	5.375%	2/16/31	EUR	2,000	2,478
Bazalgette Finance plc	2.375%	11/29/27	GBP	1,308	1,635
Beyond Housing Ltd.	2.125%	5/17/51	GBP	3,807	2,508
BG Energy Capital plc	2.250%	11/21/29	EUR	2,812	3,110
BG Energy Capital plc	5.000%	11/4/36	GBP	2,000	2,599
Blend Funding plc	3.459%	9/21/49	GBP	7,000	6,440
Blend Funding plc	2.922%	4/5/56	GBP	4,355	3,408
BP Capital Markets plc	2.274%	7/3/26	GBP	4,275	5,553
BP Capital Markets plc	2.213%	9/25/26	EUR	6,633	7,495
BP Capital Markets plc	1.573%	2/16/27	EUR	13,498	15,085
BP Capital Markets plc	0.831%	11/8/27	EUR	7,106	7,752
BP Capital Markets plc	2.519%	4/7/28	EUR	16,233	18,347
BP Capital Markets plc	2.822%	4/7/32	EUR	6,401	7,014
BP Capital Markets plc	1.104%	11/15/34	EUR	3,700	3,340
BP Capital Markets plc	5.773%	5/25/38	GBP	3,000	3,992
BP Capital Markets plc	3.250%	Perpetual	EUR	9,529	10,742
BP Capital Markets plc	3.625%	Perpetual	EUR	13,911	15,419
BP Capital Markets plc	4.250%	Perpetual	GBP	5,087	6,569
BPHA Finance plc	4.816%	4/11/44	GBP	613	712
British American Tobacco plc	3.000%	Perpetual	EUR	3,100	3,454
British American Tobacco plc	3.750%	Perpetual	EUR	5,500	5,927
42

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	British Land Co. plc	2.375%	9/14/29	GBP	887	1,067
	British Telecommunications plc	1.500%	6/23/27	EUR	5,087	5,645
	British Telecommunications plc	2.750%	8/30/27	EUR	2,000	2,275
	British Telecommunications plc	2.125%	9/26/28	EUR	100	112
	British Telecommunications plc	5.750%	12/7/28	GBP	756	1,045
	British Telecommunications plc	1.125%	9/12/29	EUR	4,000	4,223
	British Telecommunications plc	3.125%	11/21/31	GBP	800	950
	British Telecommunications plc	3.375%	8/30/32	EUR	1,000	1,132
	British Telecommunications plc	3.875%	1/20/34	EUR	5,000	5,758
	British Telecommunications plc	6.375%	6/23/37	GBP	2,015	2,775
	British Telecommunications plc	5.750%	2/13/41	GBP	2,000	2,545
	British Telecommunications plc	5.625%	12/3/41	GBP	2,000	2,503
[1]	Broadgate Financing plc	4.999%	10/5/33	GBP	2,930	3,865
	Bromford Housing Group Ltd.	3.125%	5/3/48	GBP	943	822
	BUPA Finance plc	4.125%	6/14/35	GBP	1,200	1,338
	Cadent Finance plc	2.125%	9/22/28	GBP	5,585	6,840
	Cadent Finance plc	0.625%	3/19/30	EUR	9,383	9,448
	Cadent Finance plc	0.750%	3/11/32	EUR	643	608
	Cadent Finance plc	2.250%	10/10/35	GBP	7,012	6,724
	Cadent Finance plc	2.625%	9/22/38	GBP	3,410	3,109
	Cadent Finance plc	3.125%	3/21/40	GBP	1,023	959
	Cadent Finance plc	2.750%	9/22/46	GBP	482	371
	Cardiff University	3.000%	12/7/55	GBP	1,996	1,542
	Catalyst Housing Ltd.	3.125%	10/31/47	GBP	1,509	1,268
	CCEP Finance Ireland DAC	0.500%	9/6/29	EUR	5,938	6,124
	CCEP Finance Ireland DAC	0.875%	5/6/33	EUR	14,724	13,824
	CCEP Finance Ireland DAC	1.500%	5/6/41	EUR	2,704	2,185
	Centrica plc	4.375%	3/13/29	GBP	1,376	1,799
	Centrica plc	7.000%	9/19/33	GBP	2,545	3,702
	Centrica plc	4.250%	9/12/44	GBP	5,183	5,243
	Chancellor Masters & Scholars of The University of Cambridge	2.350%	6/27/78	GBP	1,398	925
	Channel Link Enterprises Finance plc	3.043%	6/30/50	GBP	3,102	3,759
	Church Commissioners for England	3.625%	7/14/52	GBP	1,500	1,419
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	2,460	3,724
	Circle Anglia Social Housing plc	5.200%	3/2/44	GBP	1,450	1,734
	Citizen Treasury plc	3.250%	10/20/48	GBP	5,778	5,003
	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	EUR	2,800	2,997
	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	EUR	2,000	2,214
	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	GBP	2,543	3,152
	CK Hutchison Group Telecom Finance SA	1.500%	10/17/31	EUR	5,633	5,619
	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	GBP	1,409	1,363
	Clarion Funding plc	2.625%	1/18/29	GBP	752	931
	Clarion Funding plc	3.125%	4/19/48	GBP	1,634	1,389
	Clarion Funding plc	5.375%	5/30/57	GBP	945	1,145
	Clydesdale Bank plc	4.625%	6/8/26	GBP	6,633	8,898
	Coca-Cola Europacific Partners plc	1.750%	5/26/28	EUR	2,653	2,948
	Coca-Cola Europacific Partners plc	0.200%	12/2/28	EUR	6,316	6,532
	Coca-Cola Europacific Partners plc	1.875%	3/18/30	EUR	2,500	2,691
	Coca-Cola Europacific Partners plc	0.700%	9/12/31	EUR	4,364	4,298
	Compass Group plc	2.000%	7/3/29	GBP	3,028	3,685
[1]	Connect Plus M25 Issuer plc	2.607%	3/31/39	GBP	1,237	1,367
	Coventry Building Society	2.000%	12/20/30	GBP	2,938	3,287
	CPUK Finance Ltd.	5.876%	8/28/27	GBP	1,000	1,348
	CPUK Finance Ltd.	3.690%	2/28/47	GBP	100	127
[1,4]	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	450	615
	Dali Capital plc	4.799%	12/21/37	GBP	350	416
	Derby Healthcare plc	5.564%	6/30/41	GBP	691	910
	Derwent London plc	1.875%	11/17/31	GBP	1,500	1,635
	Diageo Capital BV	0.125%	9/28/28	EUR	9,300	9,694
	Diageo Finance plc	2.500%	3/27/32	EUR	6,431	7,021
	Diageo Finance plc	1.250%	3/28/33	GBP	2,541	2,610
	Diageo Finance plc	2.750%	6/8/38	GBP	6,000	5,970
	DS Smith plc	0.875%	9/12/26	EUR	3,019	3,347
	DS Smith plc	4.500%	7/27/30	EUR	5,000	5,950
	DWR Cymru Financing UK plc	6.015%	3/31/28	GBP	375	518
	DWR Cymru Financing UK plc	1.375%	3/31/33	GBP	500	491
	DWR Cymru Financing UK plc	2.375%	3/31/34	GBP	4,058	3,913
	DWR Cymru Financing UK plc	2.500%	3/31/36	GBP	383	374
	Eastern Power Networks plc	2.125%	11/25/33	GBP	3,500	3,659
	Eastern Power Networks plc	6.250%	11/12/36	GBP	6,000	8,385
43

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Eastern Power Networks plc	5.375%	10/2/39	GBP	4,000	5,073
	easyJet FinCo BV	1.875%	3/3/28	EUR	5,000	5,536
	EMH Treasury plc	4.500%	1/29/44	GBP	1,545	1,720
[1]	Eversholt Funding plc	3.529%	8/7/42	GBP	5,765	5,965
	FIL Ltd.	2.500%	11/4/26	EUR	1,402	1,575
	Flagship Finance plc	1.875%	7/14/61	GBP	946	519
	Futures Treasury plc	3.375%	2/8/44	GBP	1,492	1,415
	Gatwick Funding Ltd.	2.500%	4/15/32	GBP	2,800	3,317
	Gatwick Funding Ltd.	3.625%	10/16/35	EUR	5,000	5,616
	Gatwick Funding Ltd.	5.750%	1/23/39	GBP	3,448	4,535
	Gatwick Funding Ltd.	3.125%	9/28/41	GBP	2,159	2,071
	Gatwick Funding Ltd.	6.500%	3/2/43	GBP	2,000	2,743
	Genfinance II plc	6.064%	12/21/39	GBP	3,037	4,035
	GlaxoSmithKline Capital plc	1.250%	5/21/26	EUR	7,631	8,558
	GlaxoSmithKline Capital plc	1.000%	9/12/26	EUR	400	446
	GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	2,040	2,662
	GlaxoSmithKline Capital plc	1.250%	10/12/28	GBP	9,524	11,509
	GlaxoSmithKline Capital plc	1.375%	9/12/29	EUR	5,000	5,364
	GlaxoSmithKline Capital plc	1.750%	5/21/30	EUR	9,098	9,805
	GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	3,760	5,150
	GlaxoSmithKline Capital plc	1.625%	5/12/35	GBP	9,611	9,245
	GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	578	826
	GlaxoSmithKline Capital plc	5.250%	4/10/42	GBP	2,239	2,826
	GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	383	411
	Global Switch Finance BV	1.375%	10/7/30	EUR	2,300	2,451
	Global Switch Holdings Ltd.	2.250%	5/31/27	EUR	400	450
	Grainger plc	3.000%	7/3/30	GBP	1,500	1,791
	Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	1,545	1,784
	Greene King Finance plc	5.318%	9/15/31	GBP	541	723
[1]	Greene King Finance plc	4.064%	3/15/35	GBP	828	1,043
	GSK Capital BV	3.125%	11/28/32	EUR	9,000	10,155
	Guinness Partnership Ltd.	4.000%	10/24/44	GBP	1,436	1,487
	Guinness Partnership Ltd.	2.000%	4/22/55	GBP	800	474
[1]	Gwynt y Mor OFTO plc	2.778%	2/17/34	GBP	1,057	1,234
	Hammerson Ireland Finance DAC	1.750%	6/3/27	EUR	2,214	2,454
	Hammerson plc	5.875%	10/8/36	GBP	2,700	3,438
	Heathrow Funding Ltd.	6.750%	12/3/28	GBP	3,724	5,095
	Heathrow Funding Ltd.	2.694%	10/13/29	CAD	9,519	6,808
	Heathrow Funding Ltd.	2.750%	10/13/31	GBP	6,543	7,951
	Heathrow Funding Ltd.	1.500%	2/11/32	EUR	6,096	6,425
	Heathrow Funding Ltd.	1.125%	10/8/32	EUR	16,500	16,775
	Heathrow Funding Ltd.	3.661%	1/13/33	CAD	4,330	3,100
	Heathrow Funding Ltd.	6.450%	12/10/33	GBP	1,523	2,152
	Heathrow Funding Ltd.	3.726%	4/13/35	CAD	407	284
	Heathrow Funding Ltd.	1.875%	3/14/36	EUR	2,404	2,338
	Heathrow Funding Ltd.	5.875%	5/13/43	GBP	6,469	8,330
	Heathrow Funding Ltd.	4.625%	10/31/48	GBP	1,272	1,355
	Hexagon Housing Association Ltd.	3.625%	4/22/48	GBP	1,000	899
	High Speed Rail Finance 1 plc	4.375%	11/1/38	GBP	3,376	4,144
	Home Group Ltd.	3.125%	3/27/43	GBP	2,996	2,695
[1]	Housing & Care 21	3.288%	11/8/49	GBP	1,640	1,436
	HSBC Bank Capital Funding Sterling 1 LP	5.844%	Perpetual	GBP	188	261
	HSBC Bank plc	4.750%	3/24/46	GBP	1,000	1,052
	HSBC Holdings plc	3.019%	6/15/27	EUR	8,200	9,310
	HSBC Holdings plc	4.752%	3/10/28	EUR	10,000	11,743
	HSBC Holdings plc	3.000%	7/22/28	GBP	4,886	6,235
	HSBC Holdings plc	2.625%	8/16/28	GBP	1,615	2,013
	HSBC Holdings plc	0.641%	9/24/29	EUR	5,938	6,203
	HSBC Holdings plc	3.000%	5/29/30	GBP	2,185	2,678
	HSBC Holdings plc	3.445%	9/25/30	EUR	5,000	5,701
	HSBC Holdings plc	6.800%	9/14/31	GBP	5,000	7,105
	HSBC Holdings plc	4.787%	3/10/32	EUR	10,000	12,101
	HSBC Holdings plc	5.290%	9/16/32	GBP	3,000	3,975
	HSBC Holdings plc	6.364%	11/16/32	EUR	14,000	16,955
	HSBC Holdings plc	4.856%	5/23/33	EUR	7,000	8,507
	HSBC Holdings plc	8.201%	11/16/34	GBP	2,500	3,638
	HSBC Holdings plc	3.834%	9/25/35	EUR	5,000	5,632
	HSBC Holdings plc	7.000%	4/7/38	GBP	7,150	9,960
	HSBC Holdings plc	6.000%	3/29/40	GBP	3,898	4,895
	Hyde Housing Association Ltd.	5.125%	7/23/40	GBP	221	277
44

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Hyde Housing Association Ltd.	1.750%	8/18/55	GBP	2,580	1,383
	IG Group Holdings plc	3.125%	11/18/28	GBP	3,000	3,702
	Imperial Brands Finance Netherlands BV	5.250%	2/15/31	EUR	800	986
	Imperial Brands Finance Netherlands BV	1.750%	3/18/33	EUR	5,053	4,918
	Imperial Brands Finance plc	2.125%	2/12/27	EUR	7,905	8,907
	Imperial Brands Finance plc	4.875%	6/7/32	GBP	3,870	4,926
	Inchcape plc	6.500%	6/9/28	GBP	5,000	6,829
	Incommunities Treasury plc	3.250%	3/21/49	GBP	1,601	1,377
	Informa plc	3.125%	7/5/26	GBP	581	759
	Informa plc	1.250%	4/22/28	EUR	5,000	5,403
	Informa plc	3.250%	10/23/30	EUR	2,000	2,248
	InterContinental Hotels Group plc	2.125%	8/24/26	GBP	2,000	2,572
	InterContinental Hotels Group plc	2.125%	5/15/27	EUR	1,500	1,685
	InterContinental Hotels Group plc	3.375%	10/8/28	GBP	2,000	2,533
	Intermediate Capital Group plc	1.625%	2/17/27	EUR	3,400	3,757
	Intermediate Capital Group plc	2.500%	1/28/30	EUR	1,395	1,515
	International Consolidated Airlines Group SA	3.750%	3/25/29	EUR	5,000	5,765
	International Distribution Services plc	1.250%	10/8/26	EUR	2,543	2,820
	Jigsaw Funding plc	3.375%	5/5/52	GBP	1,200	1,055
	Just Group plc	6.875%	3/30/35	GBP	1,500	1,962
	Juturna European Loan Conduit No. 16 plc	5.064%	8/10/33	GBP	3,088	4,175
	Karbon Homes Ltd.	3.375%	11/15/47	GBP	3,815	3,472
	Land Securities Capital Markets plc	2.375%	3/29/29	GBP	418	533
	Land Securities Capital Markets plc	2.399%	2/8/31	GBP	2,800	3,442
	Land Securities Capital Markets plc	4.750%	9/18/31	GBP	2,000	2,638
	Land Securities Capital Markets plc	2.625%	9/22/39	GBP	904	900
	Land Securities Capital Markets plc	2.750%	9/22/59	GBP	1,713	1,247
	Leeds Building Society	1.375%	10/6/27	GBP	6,904	8,508
	Legal & General Finance plc	5.875%	12/11/31	GBP	3,587	5,038
	Legal & General Group plc	5.125%	11/14/48	GBP	2,548	3,361
	Legal & General Group plc	4.500%	11/1/50	GBP	3,600	4,529
	Legal & General Group plc	5.500%	6/27/64	GBP	702	899
	LiveWest Treasury plc	1.875%	2/18/56	GBP	1,100	617
	Lloyds Bank plc	0.125%	6/18/26	EUR	5,087	5,637
	Lloyds Bank plc	6.000%	2/8/29	GBP	5,278	7,474
	Lloyds Bank plc	0.125%	9/23/29	EUR	20,450	20,911
	Lloyds Banking Group plc	4.250%	11/22/27	AUD	2,520	1,601
	Lloyds Banking Group plc	3.125%	8/24/30	EUR	7,000	7,912
	Lloyds Banking Group plc	4.750%	9/21/31	EUR	5,000	6,044
	Lloyds Banking Group plc	1.985%	12/15/31	GBP	2,000	2,537
	Lloyds Banking Group plc	2.707%	12/3/35	GBP	6,545	7,451
	Logicor 2019-1 UK plc	1.875%	11/17/31	GBP	5,014	6,405
	London & Quadrant Housing Trust	2.625%	2/28/28	GBP	4,372	5,496
	London & Quadrant Housing Trust	2.250%	7/20/29	GBP	2,800	3,340
	London & Quadrant Housing Trust	2.125%	3/31/32	GBP	1,900	2,067
	London & Quadrant Housing Trust	4.625%	12/5/33	GBP	400	501
	London & Quadrant Housing Trust	5.486%	6/15/42	GBP	1,300	1,619
	London & Quadrant Housing Trust	3.750%	10/27/49	GBP	1,985	1,829
	London & Quadrant Housing Trust	3.125%	2/28/53	GBP	832	661
	London Power Networks plc	6.125%	6/7/27	GBP	362	496
	London Stock Exchange Group plc	1.750%	12/6/27	EUR	6,798	7,556
	Lseg Netherlands BV	0.750%	4/6/33	EUR	5,938	5,534
	M&G plc	5.625%	10/20/51	GBP	4,998	6,410
	M&G plc	5.560%	7/20/55	GBP	3,777	4,559
	M&G plc	6.340%	12/19/63	GBP	1,710	2,060
	M&G plc	6.250%	10/20/68	GBP	1,600	1,856
	Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	2,996	3,831
	Manchester Airport Group Funding plc	6.125%	9/30/41	GBP	1,183	1,573
	Manchester Airport Group Funding plc	2.875%	9/30/44	GBP	2,094	1,728
	Martlet Homes Ltd.	3.000%	5/9/52	GBP	1,765	1,373
[1]	Meadowhall Finance plc	4.986%	7/12/37	GBP	1,122	1,435
[1]	Metropolitan Funding plc	4.125%	4/5/48	GBP	996	990
	Moat Homes Finance plc	5.000%	9/23/41	GBP	865	1,044
	Morhomes plc	3.400%	2/19/40	GBP	887	922
	Motability Operations Group plc	4.375%	2/8/27	GBP	4,419	5,853
	Motability Operations Group plc	0.125%	7/20/28	EUR	14,444	15,077
	Motability Operations Group plc	1.750%	7/3/29	GBP	4,956	5,883
	Motability Operations Group plc	5.625%	11/29/30	GBP	996	1,372
	Motability Operations Group plc	3.500%	7/17/31	EUR	5,000	5,737
	Motability Operations Group plc	2.375%	3/14/32	GBP	3,218	3,600
45

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Motability Operations Group plc	3.875%	1/24/34	EUR	6,000	6,860
	Motability Operations Group plc	3.625%	3/10/36	GBP	2,100	2,348
	Motability Operations Group plc	2.375%	7/3/39	GBP	3,100	2,764
	Motability Operations Group plc	2.125%	1/18/42	GBP	1,200	938
	Motability Operations Group plc	4.875%	1/17/43	GBP	4,000	4,561
	Motability Operations Group plc	5.750%	9/11/48	GBP	1,800	2,261
	Motability Operations Group plc	5.750%	6/17/51	GBP	2,000	2,487
	Motability Operations Group plc	5.625%	1/24/54	GBP	2,000	2,415
	Myriad Capital plc	4.750%	12/20/43	GBP	900	1,025
	National Gas Transmission plc	4.250%	4/5/30	EUR	5,100	6,047
	National Gas Transmission plc	1.125%	1/14/33	GBP	4,625	4,504
	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	EUR	3,000	3,487
	National Grid Electricity Distribution East Midlands plc	1.750%	9/9/31	GBP	1,200	1,306
	National Grid Electricity Distribution East Midlands plc	3.949%	9/20/32	EUR	5,400	6,337
	National Grid Electricity Distribution plc	3.500%	10/16/26	GBP	2,897	3,789
	National Grid Electricity Distribution South Wales plc	1.625%	10/7/35	GBP	2,414	2,198
	National Grid Electricity Distribution South Wales plc	5.750%	3/23/40	GBP	1,100	1,411
	National Grid Electricity Distribution South West plc	5.875%	3/25/27	GBP	1,127	1,529
	National Grid Electricity Distribution South West plc	5.750%	3/23/40	GBP	900	1,152
	National Grid Electricity Distribution South West plc	5.818%	7/31/41	GBP	4,500	5,775
	National Grid Electricity Distribution West Midlands plc	5.750%	4/16/32	GBP	2,872	3,912
	National Grid Electricity Transmission plc	1.375%	9/16/26	GBP	2,104	2,678
	National Grid Electricity Transmission plc	2.301%	6/22/29	CAD	2,536	1,754
	National Grid Electricity Transmission plc	5.221%	9/16/31	CAD	2,400	1,856
	National Grid Electricity Transmission plc	0.823%	7/7/32	EUR	2,800	2,672
	National Grid Electricity Transmission plc	2.000%	9/16/38	GBP	2,982	2,584
	National Grid Electricity Transmission plc	0.872%	11/26/40	EUR	1,900	1,396
	National Grid plc	2.179%	6/30/26	EUR	1,100	1,241
	National Grid plc	0.163%	1/20/28	EUR	7,000	7,416
	National Grid plc	0.553%	9/18/29	EUR	2,243	2,295
	National Grid plc	2.949%	3/30/30	EUR	8,000	8,997
	National Grid plc	0.750%	9/1/33	EUR	1,200	1,090
	National Grid plc	3.245%	3/30/34	EUR	3,000	3,267
	National Grid plc	4.275%	1/16/35	EUR	6,600	7,797
	Nationwide Building Society	0.625%	3/25/27	EUR	19,395	21,360
	Nationwide Building Society	3.250%	1/20/28	GBP	4,725	6,085
	Nationwide Building Society	3.625%	3/15/28	EUR	12,500	14,694
	Nationwide Building Society	0.250%	9/14/28	EUR	8,406	8,775
	Nationwide Building Society	2.250%	6/25/29	EUR	2,543	2,858
	Nationwide Building Society	3.250%	9/5/29	EUR	5,000	5,748
	Nationwide Building Society	1.375%	6/29/32	EUR	8,179	8,415
	NatWest Group plc	2.057%	11/9/28	GBP	2,900	3,607
	NatWest Group plc	3.619%	3/29/29	GBP	9,600	12,361
	NatWest Group plc	0.670%	9/14/29	EUR	11,800	12,390
	NatWest Group plc	3.673%	8/5/31	EUR	10,000	11,547
	NatWest Group plc	1.043%	9/14/32	EUR	8,700	9,378
	NatWest Group plc	7.416%	6/6/33	GBP	3,000	4,203
	NatWest Group plc	5.763%	2/28/34	EUR	8,000	9,709
	NatWest Markets plc	1.375%	3/2/27	EUR	15,900	17,639
	NatWest Markets plc	3.625%	1/9/29	EUR	9,400	10,969
[4]	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	4,533	6,080
[4]	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	2,154	2,861
	NewRiver REIT plc	3.500%	3/7/28	GBP	887	1,121
	Next Group plc	3.625%	5/18/28	GBP	5,541	7,191
	NIE Finance plc	5.875%	12/1/32	GBP	3,000	4,112
	Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	241	322
	Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	1,535	1,886
	Northern Powergrid Northeast plc	3.250%	4/1/52	GBP	2,100	1,729
	Northern Powergrid Yorkshire plc	2.250%	10/9/59	GBP	1,278	767
	Northumbrian Water Finance plc	1.625%	10/11/26	GBP	3,485	4,429
	Northumbrian Water Finance plc	2.375%	10/5/27	GBP	300	374
	Northumbrian Water Finance plc	5.625%	4/29/33	GBP	1,329	1,747
	Northumbrian Water Finance plc	6.375%	10/28/34	GBP	4,000	5,500
	Northumbrian Water Finance plc	5.125%	1/23/42	GBP	486	550
	Notting Hill Genesis	3.750%	12/20/32	GBP	2,762	3,305
	Notting Hill Genesis	2.000%	6/3/36	GBP	803	740
	Notting Hill Genesis	5.250%	7/7/42	GBP	723	864
	Notting Hill Genesis	3.250%	10/12/48	GBP	150	127
	Notting Hill Genesis	4.375%	2/20/54	GBP	1,758	1,746
	Omnicom Finance Holdings plc	0.800%	7/8/27	EUR	7,904	8,601
46

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Omnicom Finance Holdings plc	1.400%	7/8/31	EUR	2,269	2,309
	Omnicom Finance Holdings plc	3.700%	3/6/32	EUR	5,000	5,710
	Optivo Finance plc	2.857%	10/7/35	GBP	2,100	2,177
	Optivo Finance plc	5.250%	3/13/43	GBP	1,300	1,566
	Optivo Finance plc	3.283%	3/22/48	GBP	900	780
	Orbit Capital plc	2.000%	11/24/38	GBP	1,500	1,309
	Orbit Capital plc	3.500%	3/24/45	GBP	1,977	1,858
	Orbit Capital plc	3.375%	6/14/48	GBP	516	457
	Paradigm Homes Charitable Housing Association Ltd.	2.250%	5/20/51	GBP	2,777	1,893
	Paragon Treasury plc	2.000%	5/7/36	GBP	1,509	1,391
[1]	Paragon Treasury plc	3.625%	1/21/47	GBP	996	923
	Peabody Capital No. 2 plc	2.750%	3/2/34	GBP	2,000	2,156
	Peabody Capital No. 2 plc	4.625%	12/12/53	GBP	150	157
	Peabody Capital plc	5.250%	3/17/43	GBP	2,900	3,520
	Pearson Funding plc	3.750%	6/4/30	GBP	1,107	1,390
	Pearson Funding plc	5.375%	9/12/34	GBP	1,000	1,298
[1]	Penarian Housing Finance plc	3.212%	6/7/52	GBP	723	633
	Pension Insurance Corp. plc	5.625%	9/20/30	GBP	3,809	4,983
	Pension Insurance Corp. plc	8.000%	11/13/33	GBP	1,800	2,594
	Phoenix Group Holdings plc	4.375%	1/24/29	EUR	7,466	8,586
	Phoenix Group Holdings plc	5.867%	6/13/29	GBP	1,819	2,437
	Phoenix Group Holdings plc	5.625%	4/28/31	GBP	3,381	4,376
	Platform HG Financing plc	1.926%	9/15/41	GBP	1,000	799
	Platform HG Financing plc	1.625%	8/10/55	GBP	2,348	1,236
	Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	1,545	2,126
	PRS Finance plc	1.750%	11/24/26	GBP	9,099	11,706
	PRS Finance plc	2.000%	1/23/29	GBP	8,131	10,050
	Quadgas Finance plc	3.375%	9/17/29	GBP	2,379	2,878
	RAC Bond Co. plc	4.870%	5/6/46	GBP	1,545	2,055
	Reckitt Benckiser Treasury Services Nederland BV	0.375%	5/19/26	EUR	2,543	2,817
	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	7,596	7,804
	Reckitt Benckiser Treasury Services plc	1.750%	5/19/32	GBP	2,159	2,358
	RELX Finance BV	0.500%	3/10/28	EUR	7,631	8,182
	RELX Finance BV	3.750%	6/12/31	EUR	6,667	7,804
	RELX Finance BV	0.875%	3/10/32	EUR	8,108	7,958
	Rentokil Initial Finance BV	3.875%	6/27/27	EUR	6,500	7,511
	Rentokil Initial Finance BV	4.375%	6/27/30	EUR	3,000	3,560
	Rio Tinto Finance plc	4.000%	12/11/29	GBP	4,600	6,001
	Riverside Finance plc	3.875%	12/5/44	GBP	1,107	1,060
	RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	1,656	2,246
	RL Finance Bonds No. 4 plc	4.875%	10/7/49	GBP	5,971	6,293
[1]	RMPA Services plc	5.337%	9/30/38	GBP	1,227	1,656
	Rothesay Life plc	3.375%	7/12/26	GBP	7,011	9,167
	Rothesay Life plc	7.734%	5/16/33	GBP	6,000	8,475
	Rothesay Life plc	7.019%	12/10/34	GBP	10,600	14,375
	Sage Group plc	1.625%	2/25/31	GBP	4,608	5,084
	Sanctuary Capital plc	6.697%	3/23/39	GBP	1,052	1,540
	Sanctuary Capital plc	5.000%	4/26/47	GBP	2,055	2,406
	Sanctuary Capital plc	2.375%	4/14/50	GBP	548	395
	Santander UK Group Holdings plc	2.421%	1/17/29	GBP	5,100	6,348
	Santander UK Group Holdings plc	0.603%	9/13/29	EUR	8,958	9,346
	Santander UK plc	5.250%	2/16/29	GBP	3,122	4,305
	Santander UK plc	3.125%	5/12/31	EUR	25,100	29,105
[1]	Saxon Weald Capital plc	5.375%	6/6/42	GBP	515	650
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	498	621
	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	GBP	300	296
	Scottish Widows Ltd.	7.000%	6/16/43	GBP	700	934
	Segro Capital Sarl	0.500%	9/22/31	EUR	7,724	7,333
	Segro plc	2.375%	10/11/29	GBP	558	675
	Segro plc	2.875%	10/11/37	GBP	200	200
	Severn Trent Utilities Finance plc	6.250%	6/7/29	GBP	2,000	2,787
	Severn Trent Utilities Finance plc	2.750%	12/5/31	GBP	1,613	1,854
	Severn Trent Utilities Finance plc	4.625%	11/30/34	GBP	3,000	3,720
	Severn Trent Utilities Finance plc	5.250%	4/4/36	GBP	1,300	1,672
	Severn Trent Utilities Finance plc	2.000%	6/2/40	GBP	658	524
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	7,891	9,107
	Sky Ltd.	2.500%	9/15/26	EUR	10,774	12,214
	Sky Ltd.	6.000%	5/21/27	GBP	150	206
	Sky Ltd.	4.000%	11/26/29	GBP	2,434	3,151
	Smith & Nephew plc	4.565%	10/11/29	EUR	1,000	1,206
47

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	South Eastern Power Networks plc	5.500%	6/5/26	GBP	362	487
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	1,299	1,787
	South Eastern Power Networks plc	6.375%	11/12/31	GBP	1,463	2,078
	South Eastern Power Networks plc	1.750%	9/30/34	GBP	785	769
	Southern Electric Power Distribution plc	4.625%	2/20/37	GBP	2,864	3,447
	Southern Gas Networks plc	1.250%	12/2/31	GBP	4,600	4,792
	Southern Gas Networks plc	3.100%	9/15/36	GBP	3,500	3,578
	Southern Gas Networks plc	6.375%	5/15/40	GBP	338	454
	Southern Housing	3.500%	10/19/47	GBP	723	647
	Southern Water Services Finance Ltd.	1.625%	3/30/27	GBP	2,514	2,930
	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	1,536	2,112
	Southern Water Services Finance Ltd.	4.500%	3/31/52	GBP	150	148
	Southern Water Services Finance Ltd.	5.125%	9/30/56	GBP	50	54
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	189	216
	Sovereign Housing Capital plc	2.375%	11/4/48	GBP	2,345	1,680
	SP Distribution plc	5.875%	7/17/26	GBP	3,213	4,340
	SP Manweb plc	4.875%	9/20/27	GBP	200	268
	SSE plc	8.375%	11/20/28	GBP	1,512	2,252
	SSE plc	2.875%	8/1/29	EUR	5,000	5,667
	SSE plc	1.750%	4/16/30	EUR	10,000	10,691
	SSE plc	6.250%	8/27/38	GBP	3,328	4,557
	SSE plc	3.125%	Perpetual	EUR	2,000	2,242
	SSE plc	4.000%	Perpetual	EUR	8,933	10,124
	Standard Chartered plc	1.625%	10/3/27	EUR	353	393
	Standard Chartered plc	4.874%	5/10/31	EUR	5,000	6,037
	Standard Chartered plc	4.375%	1/18/38	GBP	1,545	1,777
	SW Finance I plc	7.000%	4/16/40	GBP	2,000	2,484
	SW Finance I plc	7.375%	12/12/41	GBP	1,100	1,382
[1]	TC Dudgeon Ofto plc	3.158%	11/12/38	GBP	664	757
[1]	Telereal Secured Finance plc	4.010%	12/10/33	GBP	2,280	2,882
[1]	Telereal Securitisation plc	6.165%	12/10/33	GBP	492	668
	Telereal Securitisation plc	3.563%	12/10/36	GBP	1,100	1,346
	Tesco Corporate Treasury Services plc	0.875%	5/29/26	EUR	15,142	16,852
	Tesco Corporate Treasury Services plc	0.375%	7/27/29	EUR	16,750	17,005
	Tesco Corporate Treasury Services plc	4.250%	2/27/31	EUR	1,700	2,020
[1]	Tesco Property Finance 1 plc	7.623%	7/13/39	GBP	1,357	2,021
[1]	Tesco Property Finance 2 plc	6.052%	10/13/39	GBP	1,752	2,375
[1]	Tesco Property Finance 3 plc	5.744%	4/13/40	GBP	919	1,211
[1]	Tesco Property Finance 4 plc	5.801%	10/13/40	GBP	2,348	3,106
[1]	Tesco Property Finance 5 plc	5.661%	10/13/41	GBP	1,092	1,416
[1]	Tesco Property Finance 6 plc	5.411%	7/13/44	GBP	3,117	3,967
	THFC Funding No.1 plc	5.125%	12/21/37	GBP	2,000	2,598
	THFC Funding No.2 plc	6.350%	7/8/41	GBP	1,216	1,711
	THFC Funding No.3 plc	5.200%	10/11/45	GBP	2,163	2,633
	Tritax EuroBox plc	0.950%	6/2/26	EUR	704	778
	Unilever Capital Corp.	3.400%	6/6/33	EUR	2,900	3,350
	Unilever Finance Netherlands BV	1.125%	2/12/27	EUR	5,142	5,716
	Unilever Finance Netherlands BV	1.375%	7/31/29	EUR	4,708	5,102
	Unilever Finance Netherlands BV	1.750%	3/25/30	EUR	14,587	15,896
	Unilever Finance Netherlands BV	1.375%	9/4/30	EUR	613	648
	Unilever Finance Netherlands BV	3.250%	2/15/32	EUR	9,000	10,398
	Unilever plc	1.500%	7/22/26	GBP	100	129
	Unilever plc	1.500%	6/11/39	EUR	2,653	2,333
	UNITE Group plc	3.500%	10/15/28	GBP	704	898
	United Utilities Water Finance plc	0.875%	10/28/29	GBP	4,519	5,089
	United Utilities Water Finance plc	2.625%	2/12/31	GBP	4,034	4,713
	United Utilities Water Finance plc	2.000%	7/3/33	GBP	996	1,028
	United Utilities Water Finance plc	5.750%	6/26/36	GBP	5,300	6,997
	United Utilities Water Finance plc	1.750%	2/10/38	GBP	2,000	1,688
	United Utilities Water Finance plc	1.875%	6/3/42	GBP	371	276
	United Utilities Water Finance plc	5.250%	1/22/46	GBP	2,000	2,316
	United Utilities Water Ltd.	5.625%	12/20/27	GBP	3,489	4,741
	University College London	1.625%	6/4/61	GBP	2,800	1,407
	University of Leeds	3.125%	12/19/50	GBP	1,900	1,615
	University of Manchester	4.250%	7/4/53	GBP	943	971
	University of Oxford	2.544%	12/8/17	GBP	3,541	2,262
	Utmost Group plc	4.000%	12/15/31	GBP	1,500	1,720
	Virgin Money UK plc	4.000%	9/3/27	GBP	2,872	3,782
	Vodafone Group plc	1.500%	7/24/27	EUR	6,599	7,354
	Vodafone Group plc	1.875%	11/20/29	EUR	1,400	1,544
48

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Vodafone Group plc	1.625%	11/24/30	EUR	3,839	4,072
	Vodafone Group plc	1.600%	7/29/31	EUR	2,949	3,082
	Vodafone Group plc	5.900%	11/26/32	GBP	6,690	9,361
	Vodafone Group plc	2.875%	11/20/37	EUR	3,146	3,250
	Vodafone Group plc	2.500%	5/24/39	EUR	11,269	10,900
	Vodafone Group plc	3.375%	8/8/49	GBP	3,291	2,745
	Vodafone Group plc	3.000%	8/12/56	GBP	3,252	2,311
	Vodafone International Financing DAC	4.000%	2/10/43	EUR	1,500	1,654
	Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	2,543	3,499
	Wales & West Utilities Finance plc	3.000%	8/3/38	GBP	723	721
	Wellcome Trust Finance plc	4.625%	7/25/36	GBP	4,454	5,669
	Wellcome Trust Ltd.	4.000%	5/9/59	GBP	1,107	1,142
	Wellcome Trust Ltd.	2.517%	2/7/18	GBP	2,159	1,379
	Wessex Water Services Finance plc	5.375%	3/10/28	GBP	484	647
	Wessex Water Services Finance plc	1.250%	1/12/36	GBP	2,214	1,843
	Westfield Stratford City Finance No. 2 plc	1.642%	8/4/31	GBP	1,272	1,622
	Wheatley Group Capital plc	4.375%	11/28/44	GBP	869	943
	WHG Treasury plc	4.250%	10/6/45	GBP	2,394	2,529
	White City Property Finance plc	5.120%	4/17/35	GBP	1,727	2,337
[1]	Wods Transmission plc	3.446%	8/24/34	GBP	358	446
	WPP Finance 2013	2.875%	9/14/46	GBP	1,107	891
	WPP Finance 2017	3.750%	5/19/32	GBP	704	848
	WPP Finance Deutschland GmbH	1.625%	3/23/30	EUR	5,531	5,888
	WPP Finance SA	2.250%	9/22/26	EUR	200	225
	WPP Finance SA	2.375%	5/19/27	EUR	2,553	2,886
	Yorkshire Building Society	0.010%	10/13/27	EUR	9,722	10,439
	Yorkshire Building Society	0.500%	7/1/28	EUR	3,019	3,177
	Yorkshire Building Society	3.375%	9/13/28	GBP	3,724	4,744
	Yorkshire Building Society	1.500%	9/15/29	GBP	2,214	2,633
	Yorkshire Housing Finance plc	4.125%	10/31/44	GBP	1,509	1,542
	Yorkshire Power Finance Ltd.	7.250%	8/4/28	GBP	1,649	2,332
	Yorkshire Water Finance plc	3.625%	8/1/29	GBP	3,212	4,037
	Yorkshire Water Finance plc	5.250%	4/28/30	GBP	2,000	2,635
	Yorkshire Water Finance plc	6.375%	11/18/34	GBP	2,380	3,254
	Yorkshire Water Finance plc	5.500%	4/28/35	GBP	5,000	6,322
	Yorkshire Water Finance plc	6.375%	8/19/39	GBP	803	1,056
	Yorkshire Water Finance plc	2.750%	4/18/41	GBP	4,961	4,180
	Yorkshire Water Services Finance Ltd.	5.500%	5/28/37	GBP	700	902
						2,164,925
United States (3.0%)
	Abbott Ireland Financing DAC	1.500%	9/27/26	EUR	9,067	10,150
	Abbott Ireland Financing DAC	0.375%	11/19/27	EUR	5,087	5,476
	AbbVie Inc.	0.750%	11/18/27	EUR	11,943	12,971
	AbbVie Inc.	2.625%	11/15/28	EUR	7,196	8,156
	AbbVie Inc.	2.125%	11/17/28	EUR	10,219	11,401
	AbbVie Inc.	2.125%	6/1/29	EUR	1,000	1,107
	AGCO International Holdings BV	0.800%	10/6/28	EUR	2,500	2,622
	Air Lease Corp.	5.400%	6/1/28	CAD	8,425	6,397
	Air Lease Corp.	3.700%	4/15/30	EUR	2,300	2,638
	Air Products & Chemicals Inc.	0.500%	5/5/28	EUR	1,985	2,115
	Air Products & Chemicals Inc.	4.000%	3/3/35	EUR	11,000	12,880
	Altria Group Inc.	2.200%	6/15/27	EUR	6,386	7,152
	Altria Group Inc.	3.125%	6/15/31	EUR	10,280	11,346
	American Honda Finance Corp.	0.750%	11/25/26	GBP	3,266	4,092
	American Honda Finance Corp.	3.750%	10/25/27	EUR	5,000	5,822
	American Honda Finance Corp.	0.300%	7/7/28	EUR	6,000	6,299
	American Honda Finance Corp.	5.600%	9/6/30	GBP	5,750	7,833
	American International Group Inc.	1.875%	6/21/27	EUR	1,730	1,931
	American Medical Systems Europe BV	1.625%	3/8/31	EUR	8,500	8,913
	American Medical Systems Europe BV	3.000%	3/8/31	EUR	5,000	5,635
	American Medical Systems Europe BV	3.500%	3/8/32	EUR	5,000	5,739
	American Medical Systems Europe BV	1.875%	3/8/34	EUR	9,752	9,738
	American Medical Systems Europe BV	3.250%	3/8/34	EUR	5,762	6,404
	American Tower Corp.	1.950%	5/22/26	EUR	7,489	8,421
	American Tower Corp.	0.450%	1/15/27	EUR	4,618	5,052
	American Tower Corp.	0.400%	2/15/27	EUR	3,643	3,968
	American Tower Corp.	0.500%	1/15/28	EUR	2,653	2,826
	American Tower Corp.	0.875%	5/21/29	EUR	4,335	4,513
	American Tower Corp.	3.900%	5/16/30	EUR	3,500	4,102
49

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
American Tower Corp.	0.950%	10/5/30	EUR	6,402	6,413
American Tower Corp.	4.625%	5/16/31	EUR	5,000	6,046
American Tower Corp.	1.000%	1/15/32	EUR	5,000	4,840
American Tower Corp.	4.100%	5/16/34	EUR	1,000	1,165
Amgen Inc.	5.500%	12/7/26	GBP	2,214	2,987
Amgen Inc.	4.000%	9/13/29	GBP	5,269	6,823
Aon Global Ltd.	2.875%	5/14/26	EUR	1,765	2,001
Apple Inc.	3.600%	6/10/26	AUD	950	607
Apple Inc.	1.625%	11/10/26	EUR	5,000	5,607
Apple Inc.	2.000%	9/17/27	EUR	3,584	4,035
Apple Inc.	1.375%	5/24/29	EUR	1,640	1,779
Apple Inc.	0.750%	2/25/30	CHF	2,800	3,418
Apple Inc.	0.500%	11/15/31	EUR	5,113	5,034
Apple Inc.	3.600%	7/31/42	GBP	1,936	2,066
AT&T Inc.	2.900%	12/4/26	GBP	1,656	2,145
AT&T Inc.	5.500%	3/15/27	GBP	750	1,011
AT&T Inc.	4.600%	9/19/28	AUD	5,180	3,328
AT&T Inc.	2.350%	9/5/29	EUR	7,069	7,830
AT&T Inc.	4.375%	9/14/29	GBP	1,900	2,474
AT&T Inc.	0.800%	3/4/30	EUR	5,000	5,130
AT&T Inc.	3.950%	4/30/31	EUR	5,000	5,892
AT&T Inc.	3.550%	12/17/32	EUR	6,066	6,921
AT&T Inc.	5.200%	11/18/33	GBP	3,072	4,020
AT&T Inc.	4.300%	11/18/34	EUR	1,950	2,302
AT&T Inc.	2.450%	3/15/35	EUR	2,599	2,630
AT&T Inc.	3.150%	9/4/36	EUR	9,266	9,784
AT&T Inc.	2.600%	5/19/38	EUR	6,101	5,919
AT&T Inc.	7.000%	4/30/40	GBP	4,400	6,372
AT&T Inc.	4.250%	6/1/43	GBP	6,553	6,846
AT&T Inc.	4.875%	6/1/44	GBP	2,174	2,434
AT&T Inc.	4.850%	5/25/47	CAD	5,587	3,877
AT&T Inc.	5.100%	11/25/48	CAD	1,805	1,293
Athene Global Funding	0.832%	1/8/27	EUR	3,500	3,838
Athene Global Funding	1.750%	11/24/27	GBP	3,019	3,742
Athene Global Funding	0.625%	1/12/28	EUR	3,287	3,520
Athene Global Funding	2.470%	6/9/28	CAD	5,244	3,682
Bank of America Corp.	0.253%	6/12/26	CHF	3,000	3,627
Bank of America Corp.	4.250%	12/10/26	GBP	2,227	2,954
Bank of America Corp.	1.776%	5/4/27	EUR	11,327	12,720
Bank of America Corp.	1.978%	9/15/27	CAD	3,511	2,506
Bank of America Corp.	3.615%	3/16/28	CAD	9,002	6,565
Bank of America Corp.	1.662%	4/25/28	EUR	1,306	1,451
Bank of America Corp.	0.583%	8/24/28	EUR	16,511	17,807
Bank of America Corp.	1.667%	6/2/29	GBP	10,000	12,132
Bank of America Corp.	0.694%	3/22/31	EUR	22,267	22,354
Bank of America Corp.	3.584%	4/27/31	GBP	5,800	7,256
Bank of America Corp.	0.654%	10/26/31	EUR	21,875	21,490
Bank of America Corp.	1.102%	5/24/32	EUR	8,000	7,909
Baxter International Inc.	1.300%	5/15/29	EUR	3,705	3,943
Becton Dickinson & Co.	1.900%	12/15/26	EUR	2,985	3,349
Becton Dickinson & Co.	3.519%	2/8/31	EUR	1,266	1,456
Becton Dickinson & Co.	3.828%	6/7/32	EUR	9,000	10,420
Becton Dickinson Euro Finance Sarl	1.208%	6/4/26	EUR	4,144	4,633
Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	EUR	4,151	4,353
Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	EUR	11,500	13,369
Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	EUR	2,294	1,731
Berkshire Hathaway Finance Corp.	2.000%	3/18/34	EUR	7,800	7,959
Berkshire Hathaway Finance Corp.	2.375%	6/19/39	GBP	3,941	3,591
Berkshire Hathaway Finance Corp.	2.625%	6/19/59	GBP	3,875	2,747
Berkshire Hathaway Inc.	2.150%	3/15/28	EUR	2,850	3,208
Berkshire Hathaway Inc.	0.440%	9/13/29	JPY	2,810,000	18,809
Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	4,692	4,510
Berkshire Hathaway Inc.	1.108%	9/13/49	JPY	330,000	1,569
Berry Global Inc.	1.500%	1/15/27	EUR	2,214	2,443
Blackrock Inc.	3.750%	7/18/35	EUR	6,012	6,961
Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	387	429
Blackstone Holdings Finance Co. LLC	1.500%	4/10/29	EUR	3,049	3,272
Blackstone Holdings Finance Co. LLC	3.500%	6/1/34	EUR	2,000	2,264
Blackstone Private Credit Fund	1.750%	11/30/26	EUR	3,000	3,329
Booking Holdings Inc.	4.000%	11/15/26	EUR	6,800	7,880
50

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Booking Holdings Inc.	0.500%	3/8/28	EUR	9,906	10,548
Booking Holdings Inc.	3.625%	11/12/28	EUR	1,000	1,163
Booking Holdings Inc.	4.250%	5/15/29	EUR	1,000	1,192
Booking Holdings Inc.	4.500%	11/15/31	EUR	7,000	8,477
Booking Holdings Inc.	4.125%	5/12/33	EUR	9,500	11,143
Booking Holdings Inc.	4.750%	11/15/34	EUR	5,700	6,974
Booking Holdings Inc.	3.750%	3/1/36	EUR	2,500	2,799
Booking Holdings Inc.	4.000%	3/1/44	EUR	3,200	3,496
Booking Holdings Inc.	3.875%	3/21/45	EUR	3,200	3,403
BorgWarner Inc.	1.000%	5/19/31	EUR	4,471	4,342
Boston Scientific Corp.	0.625%	12/1/27	EUR	2,516	2,718
BP Capital Markets BV	3.773%	5/12/30	EUR	4,500	5,276
BP Capital Markets BV	3.360%	9/12/31	EUR	5,000	5,694
BP Capital Markets BV	4.323%	5/12/35	EUR	2,000	2,377
BP Capital Markets BV	0.933%	12/4/40	EUR	3,541	2,522
BP Capital Markets BV	1.467%	9/21/41	EUR	3,019	2,298
Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	2,094	2,049
Brown-Forman Corp.	1.200%	7/7/26	EUR	1,304	1,455
Brown-Forman Corp.	2.600%	7/7/28	GBP	4,713	5,922
Capital One Financial Corp.	1.650%	6/12/29	EUR	1,947	2,071
Cargill Inc.	3.875%	4/24/30	EUR	8,000	9,437
Carrier Global Corp.	4.500%	11/29/32	EUR	10,000	12,020
Chubb INA Holdings LLC	1.550%	3/15/28	EUR	4,627	5,049
Chubb INA Holdings LLC	0.875%	12/15/29	EUR	6,212	6,395
Chubb INA Holdings LLC	1.400%	6/15/31	EUR	2,434	2,470
Chubb INA Holdings LLC	2.500%	3/15/38	EUR	3,599	3,511
Citigroup Inc.	2.125%	9/10/26	EUR	2,763	3,115
Citigroup Inc.	1.750%	10/23/26	GBP	5,745	7,329
Citigroup Inc.	2.800%	6/25/27	JPY	202,600	1,453
Citigroup Inc.	0.500%	10/8/27	EUR	19,633	21,572
Citigroup Inc.	1.625%	3/21/28	EUR	3,000	3,301
Citigroup Inc.	5.070%	4/29/28	CAD	4,400	3,272
Citigroup Inc.	1.250%	4/10/29	EUR	1,545	1,643
Citigroup Inc.	4.500%	3/3/31	GBP	498	638
Citigroup Inc.	3.750%	5/14/32	EUR	10,000	11,473
Citigroup Inc.	6.800%	6/25/38	GBP	321	472
CNH Industrial Capital Canada Ltd.	5.500%	8/11/26	CAD	2,300	1,715
CNH Industrial Capital Canada Ltd.	4.000%	4/11/28	CAD	1,125	827
CNH Industrial Finance Europe SA	1.750%	3/25/27	EUR	2,800	3,117
CNH Industrial Finance Europe SA	1.625%	7/3/29	EUR	7,366	7,886
Coca-Cola Co.	1.125%	3/9/27	EUR	6,688	7,409
Coca-Cola Co.	0.125%	3/9/29	EUR	2,389	2,460
Coca-Cola Co.	0.400%	5/6/30	EUR	6,930	6,995
Coca-Cola Co.	0.500%	3/9/33	EUR	5,571	5,152
Coca-Cola Co.	0.375%	3/15/33	EUR	2,873	2,626
Coca-Cola Co.	1.625%	3/9/35	EUR	2,900	2,801
Coca-Cola Co.	0.950%	5/6/36	EUR	3,244	2,821
Coca-Cola Co.	0.800%	3/15/40	EUR	5,637	4,286
Coca-Cola Co.	1.000%	3/9/41	EUR	2,700	2,049
Colgate-Palmolive Co.	0.300%	11/10/29	EUR	4,000	4,107
Colgate-Palmolive Co.	1.375%	3/6/34	EUR	1,326	1,329
Colgate-Palmolive Co.	0.875%	11/12/39	EUR	383	301
Comcast Corp.	0.000%	9/14/26	EUR	3,694	4,048
Comcast Corp.	1.500%	2/20/29	GBP	2,231	2,658
Comcast Corp.	0.250%	9/14/29	EUR	6,482	6,583
Comcast Corp.	5.500%	11/23/29	GBP	2,044	2,809
Comcast Corp.	0.750%	2/20/32	EUR	1,600	1,538
Comcast Corp.	3.250%	9/26/32	EUR	5,000	5,593
Comcast Corp.	1.875%	2/20/36	GBP	3,358	3,169
Comcast Corp.	3.550%	9/26/36	EUR	8,000	8,845
Comcast Corp.	1.250%	2/20/40	EUR	1,248	1,009
Corning Inc.	0.992%	8/10/27	JPY	830,000	5,637
CRH Finance UK plc	4.125%	12/2/29	GBP	2,927	3,806
CRH Funding BV	1.625%	5/5/30	EUR	9,397	9,922
CRH SMW Finance DAC	1.250%	11/5/26	EUR	3,724	4,156
CRH SMW Finance DAC	4.000%	7/11/31	EUR	7,059	8,332
Danaher Corp.	2.500%	3/30/30	EUR	5,910	6,588
DH Europe Finance II Sarl	0.450%	3/18/28	EUR	7,810	8,343
DH Europe Finance II Sarl	0.750%	9/18/31	EUR	11,315	11,105
DH Europe Finance II Sarl	1.350%	9/18/39	EUR	6,025	5,010
51

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	DH Europe Finance II Sarl	1.800%	9/18/49	EUR	1,092	805
	Digital Dutch Finco BV	1.500%	3/15/30	EUR	7,300	7,600
	Digital Dutch Finco BV	1.250%	2/1/31	EUR	2,316	2,318
	Digital Dutch Finco BV	1.000%	1/15/32	EUR	5,250	5,010
	Digital Dutch Finco BV	3.875%	9/13/33	EUR	3,200	3,594
	Digital Intrepid Holding BV	0.625%	7/15/31	EUR	8,297	7,897
	Digital Intrepid Holding BV	1.375%	7/18/32	EUR	2,900	2,774
	Digital Stout Holding LLC	3.300%	7/19/29	GBP	3,515	4,364
	Digital Stout Holding LLC	3.750%	10/17/30	GBP	2,094	2,585
	Discovery Communications LLC	1.900%	3/19/27	EUR	7,041	7,789
	Dover Corp.	1.250%	11/9/26	EUR	13,810	15,333
	Dow Chemical Co.	1.125%	3/15/32	EUR	7,000	6,728
	Dow Chemical Co.	1.875%	3/15/40	EUR	1,840	1,505
	Duke Energy Corp.	3.100%	6/15/28	EUR	2,500	2,840
	Duke Energy Corp.	3.750%	4/1/31	EUR	14,150	16,258
	DXC Capital Funding DAC	0.450%	9/15/27	EUR	2,697	2,864
	DXC Capital Funding DAC	0.950%	9/15/31	EUR	4,129	3,902
	Eli Lilly & Co.	2.125%	6/3/30	EUR	5,044	5,548
	Eli Lilly & Co.	1.700%	11/1/49	EUR	9,102	7,032
	Eli Lilly & Co.	1.375%	9/14/61	EUR	3,000	1,720
	Equinix Europe 2 Financing Corp. LLC	3.650%	9/3/33	EUR	5,000	5,594
	Equinix Inc.	0.250%	3/15/27	EUR	2,214	2,401
	Euronet Worldwide Inc.	1.375%	5/22/26	EUR	3,156	3,507
	Experian Europe DAC	1.560%	5/16/31	EUR	1,400	1,472
	Experian Finance plc	3.250%	4/7/32	GBP	2,872	3,444
	Experian Finance plc	3.375%	10/10/34	EUR	2,000	2,230
	Exxon Mobil Corp.	0.835%	6/26/32	EUR	13,032	12,544
	FedEx Corp.	1.625%	1/11/27	EUR	3,541	3,955
[3]	FedEx Corp.	0.950%	5/4/33	EUR	6,723	6,261
	Fidelity National Information Services Inc.	1.500%	5/21/27	EUR	14,734	16,225
	Fidelity National Information Services Inc.	2.000%	5/21/30	EUR	2,214	2,352
	Fidelity National Information Services Inc.	2.950%	5/21/39	EUR	706	701
	Fiserv Inc.	1.125%	7/1/27	EUR	1,467	1,609
	Fiserv Inc.	1.625%	7/1/30	EUR	9,285	9,711
	Fiserv Inc.	3.000%	7/1/31	GBP	3,315	3,904
	Ford Credit Canada Co.	5.581%	2/22/27	CAD	2,500	1,828
	Ford Credit Canada Co.	4.222%	1/10/28	CAD	7,000	4,938
	Ford Credit Canada Co.	5.242%	5/23/28	CAD	7,000	5,054
	Ford Credit Canada Co.	5.441%	2/9/29	CAD	2,800	2,013
	Ford Credit Canada Co.	5.668%	2/20/30	CAD	3,000	2,149
	Ford Credit Canada Co.	5.582%	5/23/31	CAD	2,500	1,753
	Ford Motor Credit Co. LLC	4.867%	8/3/27	EUR	4,600	5,380
	Ford Motor Credit Co. LLC	4.165%	11/21/28	EUR	6,900	7,889
	Ford Motor Credit Co. LLC	5.125%	2/20/29	EUR	9,000	10,547
	Ford Motor Credit Co. LLC	4.445%	2/14/30	EUR	5,700	6,478
	Ford Motor Credit Co. LLC	5.780%	4/30/30	GBP	1,400	1,836
	GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	765	561
	GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	4,579	6,317
	General Electric Co.	1.500%	5/17/29	EUR	2,278	2,460
	General Electric Co.	4.125%	9/19/35	EUR	7,715	9,071
	General Electric Co.	2.125%	5/17/37	EUR	2,994	2,860
	General Electric Co.	4.875%	9/18/37	GBP	453	544
	General Mills Inc.	1.500%	4/27/27	EUR	996	1,105
	General Mills Inc.	3.907%	4/13/29	EUR	4,598	5,393
	General Mills Inc.	3.650%	10/23/30	EUR	4,400	5,093
	General Mills Inc.	3.850%	4/23/34	EUR	3,063	3,494
	General Motors Financial Co. Inc.	5.150%	8/15/26	GBP	1,000	1,330
	General Motors Financial Co. Inc.	0.600%	5/20/27	EUR	1,000	1,086
	General Motors Financial Co. Inc.	0.650%	9/7/28	EUR	4,019	4,219
	General Motors Financial Co. Inc.	4.300%	2/15/29	EUR	7,700	9,034
	General Motors Financial Co. Inc.	4.000%	7/10/30	EUR	7,000	8,022
	General Motors Financial of Canada Ltd.	5.200%	2/9/28	CAD	2,000	1,490
	General Motors Financial of Canada Ltd.	5.100%	7/14/28	CAD	6,000	4,465
	General Motors Financial of Canada Ltd.	5.000%	2/9/29	CAD	5,600	4,146
	General Motors Financial of Canada Ltd.	4.450%	2/25/30	CAD	4,500	3,242
	Global Payments Inc.	4.875%	3/17/31	EUR	11,055	13,092
	Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	11,899	13,542
	Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	1,389	1,558
	Goldman Sachs Group Inc.	2.599%	11/30/27	CAD	14,135	10,153
	Goldman Sachs Group Inc.	1.500%	12/7/27	GBP	7,515	9,241
52

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Goldman Sachs Group Inc.	0.250%	1/26/28	EUR	1,365	1,455
Goldman Sachs Group Inc.	2.000%	3/22/28	EUR	3,638	4,066
Goldman Sachs Group Inc.	1.250%	2/7/29	EUR	5,000	5,338
Goldman Sachs Group Inc.	2.013%	2/28/29	CAD	8,201	5,725
Goldman Sachs Group Inc.	0.875%	5/9/29	EUR	9,300	9,713
Goldman Sachs Group Inc.	3.125%	7/25/29	GBP	3,211	4,015
Goldman Sachs Group Inc.	3.625%	10/29/29	GBP	934	1,196
Goldman Sachs Group Inc.	1.875%	12/16/30	GBP	375	422
Goldman Sachs Group Inc.	0.750%	3/23/32	EUR	11,206	10,614
Goldman Sachs Group Inc.	1.000%	3/18/33	EUR	2,769	2,600
Goldman Sachs Group Inc.	6.875%	1/18/38	GBP	1,263	1,745
Haleon Netherlands Capital BV	2.125%	3/29/34	EUR	4,800	4,897
HCN Canadian Holdings-1 LP	2.950%	1/15/27	CAD	917	660
Highland Holdings Sarl	0.318%	12/15/26	EUR	10,300	11,280
Highland Holdings Sarl	0.934%	12/15/31	EUR	2,000	1,942
Honeywell International Inc.	2.250%	2/22/28	EUR	3,772	4,246
Honeywell International Inc.	3.375%	3/1/30	EUR	14,000	16,137
Honeywell International Inc.	0.750%	3/10/32	EUR	1,000	957
Honeywell International Inc.	3.750%	5/17/32	EUR	7,100	8,259
Honeywell International Inc.	4.125%	11/2/34	EUR	2,507	2,939
Illinois Tool Works Inc.	0.625%	12/5/27	EUR	5,617	6,101
Illinois Tool Works Inc.	3.250%	5/17/28	EUR	5,200	6,008
Illinois Tool Works Inc.	2.125%	5/22/30	EUR	5,920	6,498
Illinois Tool Works Inc.	1.000%	6/5/31	EUR	3,102	3,140
Illinois Tool Works Inc.	3.375%	5/17/32	EUR	5,000	5,741
International Business Machines Corp.	1.250%	1/29/27	EUR	3,265	3,625
International Business Machines Corp.	0.300%	2/11/28	EUR	7,815	8,328
International Business Machines Corp.	1.750%	3/7/28	EUR	1,900	2,106
International Business Machines Corp.	1.500%	5/23/29	EUR	3,700	3,990
International Business Machines Corp.	0.875%	2/9/30	EUR	5,000	5,150
International Business Machines Corp.	1.750%	1/31/31	EUR	4,758	5,010
International Business Machines Corp.	3.625%	2/6/31	EUR	1,000	1,162
International Business Machines Corp.	0.650%	2/11/32	EUR	4,000	3,808
International Business Machines Corp.	3.150%	2/10/33	EUR	4,000	4,433
International Business Machines Corp.	1.250%	2/9/34	EUR	5,100	4,805
International Business Machines Corp.	3.750%	2/6/35	EUR	2,000	2,290
International Business Machines Corp.	1.200%	2/11/40	EUR	2,763	2,146
International Business Machines Corp.	4.000%	2/6/43	EUR	2,584	2,851
International Business Machines Corp.	3.800%	2/10/45	EUR	5,300	5,661
International Flavors & Fragrances Inc.	1.800%	9/25/26	EUR	4,502	5,026
John Deere Capital Corp.	3.450%	7/16/32	EUR	9,000	10,386
John Deere Cash Management Sarl	2.200%	4/2/32	EUR	3,087	3,338
John Deere Cash Management Sarl	1.650%	6/13/39	EUR	2,543	2,253
John Deere Financial Inc.	2.580%	10/16/26	CAD	969	699
John Deere Financial Inc.	4.360%	1/20/27	CAD	4,000	2,964
John Deere Financial Inc.	4.950%	6/14/27	CAD	2,000	1,505
John Deere Financial Inc.	5.170%	9/15/28	CAD	5,111	3,924
John Deere Financial Inc.	4.630%	4/4/29	CAD	3,000	2,274
Johnson & Johnson	1.150%	11/20/28	EUR	558	605
Johnson & Johnson	3.200%	6/1/32	EUR	5,000	5,748
Johnson & Johnson	3.050%	2/26/33	EUR	5,000	5,673
Johnson & Johnson	1.650%	5/20/35	EUR	150	148
Johnson & Johnson	3.350%	6/1/36	EUR	4,600	5,183
Johnson & Johnson	3.350%	2/26/37	EUR	2,000	2,243
Johnson & Johnson	3.550%	6/1/44	EUR	4,600	5,039
Johnson & Johnson	3.600%	2/26/45	EUR	4,392	4,792
Johnson & Johnson	3.700%	2/26/55	EUR	3,500	3,732
Johnson Controls International plc	4.250%	5/23/35	EUR	9,680	11,423
Johnson Controls International plc / Tyco Fire & Security Finance SCA	0.375%	9/15/27	EUR	2,532	2,741
Johnson Controls International plc / Tyco Fire & Security Finance SCA	3.125%	12/11/33	EUR	1,200	1,312
JPMorgan Chase & Co.	3.500%	12/18/26	GBP	2,543	3,332
JPMorgan Chase & Co.	0.389%	2/24/28	EUR	16,892	18,360
JPMorgan Chase & Co.	1.896%	3/5/28	CAD	8,150	5,775
JPMorgan Chase & Co.	1.638%	5/18/28	EUR	12,084	13,388
JPMorgan Chase & Co.	1.963%	3/23/30	EUR	21,500	23,452
JPMorgan Chase & Co.	1.001%	7/25/31	EUR	8,800	8,936
JPMorgan Chase & Co.	4.457%	11/13/31	EUR	5,000	6,004
JPMorgan Chase & Co.	1.047%	11/4/32	EUR	8,000	7,840
JPMorgan Chase & Co.	1.895%	4/28/33	GBP	3,000	3,261
JPMorgan Chase & Co.	3.761%	3/21/34	EUR	17,000	19,448
53

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kellanova	0.500%	5/20/29	EUR	2,000	2,074
	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	5,132	5,483
[3]	KKR Group Finance Co. XI LLC	1.559%	5/30/29	JPY	400,000	2,780
	Kraft Heinz Foods Co.	2.250%	5/25/28	EUR	12,500	13,986
	Liberty Mutual Group Inc.	2.750%	5/4/26	EUR	7,182	8,145
	Linde Finance BV	0.550%	5/19/32	EUR	8,200	7,810
	Linde plc	3.375%	6/12/29	EUR	7,500	8,741
	Linde plc	3.200%	2/14/31	EUR	11,000	12,683
	Linde plc	1.625%	3/31/35	EUR	5,000	4,820
	Linde plc	3.400%	2/14/36	EUR	5,000	5,606
	Linde plc	1.000%	9/30/51	EUR	6,700	4,105
	LYB International Finance II BV	0.875%	9/17/26	EUR	4,539	5,022
	ManpowerGroup Inc.	1.750%	6/22/26	EUR	250	281
	MassMutual Global Funding II	5.000%	12/12/27	GBP	2,000	2,699
	MassMutual Global Funding II	4.625%	10/5/29	GBP	1,500	2,003
	Mastercard Inc.	2.100%	12/1/27	EUR	4,165	4,676
	Mastercard Inc.	1.000%	2/22/29	EUR	6,800	7,260
	McDonald's Corp.	0.900%	6/15/26	EUR	100	111
	McDonald's Corp.	1.875%	5/26/27	EUR	100	112
	McDonald's Corp.	1.750%	5/3/28	EUR	1,900	2,100
	McDonald's Corp.	0.250%	10/4/28	EUR	5,300	5,528
	McDonald's Corp.	2.375%	5/31/29	EUR	3,000	3,342
	McDonald's Corp.	2.625%	6/11/29	EUR	100	112
	McDonald's Corp.	1.500%	11/28/29	EUR	7,200	7,676
	McDonald's Corp.	2.950%	3/15/34	GBP	2,800	3,138
	McDonald's Corp.	3.000%	5/31/34	EUR	4,900	5,302
	McDonald's Corp.	4.250%	3/7/35	EUR	7,000	8,257
	McDonald's Corp.	4.125%	11/28/35	EUR	4,000	4,639
	McDonald's Corp.	4.125%	6/11/54	GBP	800	765
	McKesson Corp.	1.625%	10/30/26	EUR	5,197	5,816
	McKesson Corp.	3.125%	2/17/29	GBP	398	503
	Medtronic Global Holdings SCA	0.375%	10/15/28	EUR	3,196	3,352
	Medtronic Global Holdings SCA	3.000%	10/15/28	EUR	1,725	1,972
	Medtronic Global Holdings SCA	1.625%	3/7/31	EUR	1,500	1,573
	Medtronic Global Holdings SCA	1.000%	7/2/31	EUR	6,186	6,215
	Medtronic Global Holdings SCA	0.750%	10/15/32	EUR	2,087	1,976
	Medtronic Global Holdings SCA	3.375%	10/15/34	EUR	1,547	1,746
	Medtronic Global Holdings SCA	1.500%	7/2/39	EUR	1,297	1,098
	Medtronic Global Holdings SCA	1.375%	10/15/40	EUR	4,934	3,907
	Medtronic Global Holdings SCA	1.750%	7/2/49	EUR	7,796	5,610
	Medtronic Global Holdings SCA	1.625%	10/15/50	EUR	7,158	4,888
	Medtronic Inc.	3.650%	10/15/29	EUR	1,968	2,304
	Medtronic Inc.	3.875%	10/15/36	EUR	1,750	2,021
	Medtronic Inc.	4.150%	10/15/53	EUR	2,966	3,284
	Merck & Co. Inc.	1.875%	10/15/26	EUR	1,710	1,924
	Merck & Co. Inc.	2.500%	10/15/34	EUR	2,686	2,858
	Merck & Co. Inc.	1.375%	11/2/36	EUR	1,216	1,111
	MetLife Inc.	0.769%	5/23/29	JPY	670,000	4,570
	Metropolitan Life Global Funding I	5.180%	6/15/26	CAD	18,130	13,462
	Metropolitan Life Global Funding I	3.500%	9/30/26	GBP	1,800	2,363
	Metropolitan Life Global Funding I	4.000%	7/13/27	AUD	1,281	817
	Metropolitan Life Global Funding I	0.625%	12/8/27	GBP	6,471	7,824
	Metropolitan Life Global Funding I	4.000%	4/5/28	EUR	3,000	3,529
	Metropolitan Life Global Funding I	2.450%	1/12/29	CAD	1,650	1,164
	Metropolitan Life Global Funding I	1.625%	9/21/29	GBP	3,000	3,541
	Metropolitan Life Global Funding I	5.000%	1/10/30	GBP	5,000	6,755
	Metropolitan Life Global Funding I	3.394%	4/9/30	CAD	2,128	1,535
	Metropolitan Life Global Funding I	3.750%	12/5/30	EUR	10,400	12,174
	Metropolitan Life Global Funding I	3.750%	12/7/31	EUR	3,600	4,218
	Microsoft Corp.	3.125%	12/6/28	EUR	11,236	13,033
	Microsoft Corp.	2.625%	5/2/33	EUR	2,094	2,362
	Molson Coors Beverage Co.	3.800%	6/15/32	EUR	3,000	3,467
	Molson Coors International LP	3.440%	7/15/26	CAD	1,853	1,347
	Mondelez International Holdings Netherlands BV	0.250%	9/9/29	EUR	3,563	3,626
	Mondelez International Holdings Netherlands BV	1.250%	9/9/41	EUR	3,590	2,694
	Mondelez International Inc.	1.625%	3/8/27	EUR	6,011	6,705
	Mondelez International Inc.	0.250%	3/17/28	EUR	18,430	19,470
	Mondelez International Inc.	4.625%	7/3/31	CAD	3,000	2,268
	Mondelez International Inc.	2.375%	3/6/35	EUR	2,137	2,147
	Moody's Corp.	0.950%	2/25/30	EUR	4,892	5,053
54

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Morgan Stanley	1.375%	10/27/26	EUR	3,700	4,125
Morgan Stanley	1.779%	8/4/27	CAD	3,309	2,358
Morgan Stanley	0.406%	10/29/27	EUR	7,430	8,133
Morgan Stanley	0.495%	10/26/29	EUR	17,019	17,688
Morgan Stanley	0.497%	2/7/31	EUR	11,470	11,433
Morgan Stanley	5.789%	11/18/33	GBP	8,800	12,088
Morgan Stanley	5.148%	1/25/34	EUR	18,000	22,298
Morgan Stanley	3.955%	3/21/35	EUR	13,860	15,774
Morgan Stanley	5.213%	10/24/35	GBP	4,421	5,726
MSD Netherlands Capital BV	3.250%	5/30/32	EUR	6,500	7,427
MSD Netherlands Capital BV	3.500%	5/30/37	EUR	3,700	4,135
MSD Netherlands Capital BV	3.700%	5/30/44	EUR	3,000	3,254
MSD Netherlands Capital BV	3.750%	5/30/54	EUR	2,300	2,407
Nasdaq Inc.	1.750%	3/28/29	EUR	4,812	5,228
Nasdaq Inc.	0.875%	2/13/30	EUR	5,864	6,013
Nasdaq Inc.	4.500%	2/15/32	EUR	4,509	5,427
Nasdaq Inc.	0.900%	7/30/33	EUR	2,800	2,579
National Grid North America Inc.	1.054%	1/20/31	EUR	11,500	11,582
Nestle Capital Corp.	4.600%	4/4/29	AUD	10,080	6,542
Nestle Finance International Ltd.	0.000%	6/14/26	EUR	3,500	3,865
Nestle Finance International Ltd.	1.250%	11/2/29	EUR	5,536	5,953
Nestle Finance International Ltd.	1.500%	4/1/30	EUR	5,124	5,537
Nestle Finance International Ltd.	1.250%	3/29/31	EUR	2,000	2,109
Nestle Finance International Ltd.	0.375%	5/12/32	EUR	4,000	3,807
Nestle Finance International Ltd.	0.000%	3/3/33	EUR	4,455	4,060
Nestle Finance International Ltd.	1.500%	3/29/35	EUR	3,500	3,380
Nestle Finance International Ltd.	1.750%	11/2/37	EUR	4,125	3,860
Nestle Finance International Ltd.	0.375%	12/3/40	EUR	3,587	2,554
Nestle Finance International Ltd.	0.875%	6/14/41	EUR	9,260	7,105
Nestle Holdings Inc.	2.125%	4/4/27	GBP	1,250	1,599
Nestle Holdings Inc.	2.192%	1/26/29	CAD	7,380	5,154
Nestle Holdings Inc.	2.500%	4/4/32	GBP	3,000	3,470
Nestle Holdings Inc.	5.125%	9/21/32	GBP	5,000	6,784
Nestle Holdings Inc.	1.375%	6/23/33	GBP	3,000	3,091
Nestle SA	1.875%	6/28/29	CHF	5,000	6,386
Nestle SA	2.000%	6/28/33	CHF	2,000	2,646
Nestle SA	2.500%	7/14/34	CHF	4,900	6,758
Nestle SA	2.125%	6/28/38	CHF	7,000	9,477
Nestle SA	1.750%	5/30/40	CHF	2,500	3,267
Netflix Inc.	4.625%	5/15/29	EUR	2,500	3,030
Netflix Inc.	3.875%	11/15/29	EUR	10,000	11,838
Netflix Inc.	3.625%	6/15/30	EUR	5,500	6,453
New York Life Global Funding	5.250%	6/30/26	CAD	2,300	1,710
New York Life Global Funding	1.250%	12/17/26	GBP	3,724	4,704
New York Life Global Funding	0.250%	1/23/27	EUR	9,787	10,694
New York Life Global Funding	1.500%	7/15/27	GBP	2,300	2,877
New York Life Global Funding	2.000%	4/17/28	CAD	2,993	2,098
New York Life Global Funding	4.950%	12/7/29	GBP	3,500	4,743
New York Life Global Funding	3.625%	1/9/30	EUR	6,000	7,072
New York Life Global Funding	3.450%	1/30/31	EUR	3,500	4,085
NextEra Energy Capital Holdings Inc.	2.200%	12/2/26	AUD	2,290	1,424
NextEra Energy Capital Holdings Inc.	4.850%	4/30/31	CAD	3,500	2,675
Omnicom Capital Holdings plc	2.250%	11/22/33	GBP	2,429	2,533
Parker-Hannifin Corp.	2.900%	3/1/30	EUR	9,861	11,098
PepsiCo Inc.	0.750%	3/18/27	EUR	996	1,096
PepsiCo Inc.	0.500%	5/6/28	EUR	5,974	6,382
PepsiCo Inc.	0.875%	7/18/28	EUR	1,875	2,013
PepsiCo Inc.	1.125%	3/18/31	EUR	943	965
PepsiCo Inc.	0.400%	10/9/32	EUR	6,028	5,633
PepsiCo Inc.	0.750%	10/14/33	EUR	3,343	3,099
PepsiCo Inc.	0.875%	10/16/39	EUR	5,032	3,978
PepsiCo Inc.	1.050%	10/9/50	EUR	1,107	709
Pershing Square Holdings Ltd.	1.375%	10/1/27	EUR	1,500	1,616
Pfizer Inc.	1.000%	3/6/27	EUR	1,765	1,955
Pfizer Inc.	2.735%	6/15/43	GBP	4,634	4,064
Philip Morris International Inc.	2.875%	5/14/29	EUR	1,272	1,444
Philip Morris International Inc.	3.750%	1/15/31	EUR	5,000	5,809
Philip Morris International Inc.	0.800%	8/1/31	EUR	4,539	4,405
Philip Morris International Inc.	3.125%	6/3/33	EUR	548	605
Philip Morris International Inc.	2.000%	5/9/36	EUR	2,090	1,963
55

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Philip Morris International Inc.	1.875%	11/6/37	EUR	1,463	1,292
Philip Morris International Inc.	1.450%	8/1/39	EUR	7,902	6,350
PPG Industries Inc.	1.400%	3/13/27	EUR	200	222
PPG Industries Inc.	2.750%	6/1/29	EUR	2,906	3,262
PPG Industries Inc.	3.250%	3/4/32	EUR	5,000	5,612
Procter & Gamble Co.	3.250%	8/2/26	EUR	6,625	7,578
Procter & Gamble Co.	4.875%	5/11/27	EUR	5,000	5,949
Procter & Gamble Co.	1.200%	10/30/28	EUR	2,379	2,586
Procter & Gamble Co.	1.800%	5/3/29	GBP	2,427	2,963
Procter & Gamble Co.	1.250%	10/25/29	EUR	3,541	3,803
Procter & Gamble Co.	0.350%	5/5/30	EUR	8,000	8,097
Procter & Gamble Co.	3.250%	8/2/31	EUR	3,000	3,487
Procter & Gamble Co.	1.875%	10/30/38	EUR	1,216	1,169
Prologis Euro Finance LLC	0.250%	9/10/27	EUR	5,728	6,107
Prologis Euro Finance LLC	0.375%	2/6/28	EUR	1,729	1,841
Prologis Euro Finance LLC	1.875%	1/5/29	EUR	5,481	6,003
Prologis Euro Finance LLC	1.000%	2/8/29	EUR	4,967	5,255
Prologis Euro Finance LLC	0.625%	9/10/31	EUR	3,019	2,896
Prologis Euro Finance LLC	0.500%	2/16/32	EUR	3,697	3,490
Prologis Euro Finance LLC	4.625%	5/23/33	EUR	7,650	9,346
Prologis Euro Finance LLC	1.500%	2/8/34	EUR	1,300	1,235
Prologis Euro Finance LLC	4.000%	5/5/34	EUR	2,200	2,537
Prologis Euro Finance LLC	1.000%	2/6/35	EUR	4,010	3,539
Prologis Euro Finance LLC	1.000%	2/16/41	EUR	2,130	1,505
Prologis Euro Finance LLC	4.250%	1/31/43	EUR	2,000	2,185
Prologis Euro Finance LLC	1.500%	9/10/49	EUR	1,619	1,036
Prologis LP	3.000%	6/2/26	EUR	778	884
Prologis LP	2.250%	6/30/29	GBP	4,469	5,410
Prologis LP	5.250%	1/15/31	CAD	4,000	3,098
Prologis LP	4.200%	2/15/33	CAD	17,500	12,679
Prologis LP	5.625%	5/4/40	GBP	4,620	5,883
Public Storage Operating Co.	0.500%	9/9/30	EUR	3,241	3,188
Public Storage Operating Co.	0.875%	1/24/32	EUR	3,376	3,219
Realty Income Corp.	1.875%	1/14/27	GBP	624	790
Realty Income Corp.	1.125%	7/13/27	GBP	5,938	7,300
Realty Income Corp.	4.875%	7/6/30	EUR	1,769	2,152
Realty Income Corp.	5.750%	12/5/31	GBP	3,077	4,171
Realty Income Corp.	1.750%	7/13/33	GBP	4,043	4,069
Realty Income Corp.	5.125%	7/6/34	EUR	6,000	7,435
Realty Income Corp.	6.000%	12/5/39	GBP	4,614	6,027
Realty Income Corp.	2.500%	1/14/42	GBP	946	784
Revvity Inc.	1.875%	7/19/26	EUR	2,323	2,602
Roche Finance Europe BV	3.564%	5/3/44	EUR	3,000	3,284
Roche Kapitalmarkt AG	2.000%	9/23/32	CHF	5,000	6,607
Roche Kapitalmarkt AG	1.000%	2/25/37	CHF	4,000	4,837
RTX Corp.	2.150%	5/18/30	EUR	6,316	6,833
Sanofi SA	1.750%	9/10/26	EUR	13,400	15,063
Sanofi SA	0.500%	1/13/27	EUR	400	440
Sanofi SA	1.125%	4/5/28	EUR	5,200	5,693
Sanofi SA	0.875%	3/21/29	EUR	5,000	5,318
Sanofi SA	1.500%	4/1/30	EUR	7,600	8,176
Sanofi SA	1.875%	3/21/38	EUR	3,500	3,361
Schlumberger Finance BV	0.250%	10/15/27	EUR	5,087	5,465
Schlumberger Finance BV	0.500%	10/15/31	EUR	5,087	4,857
Schlumberger Finance BV	2.000%	5/6/32	EUR	3,019	3,138
Schneider Electric SE	1.375%	6/21/27	EUR	2,200	2,439
Schneider Electric SE	1.500%	1/15/28	EUR	5,600	6,199
Schneider Electric SE	0.250%	3/11/29	EUR	4,600	4,779
Schneider Electric SE	3.375%	4/13/34	EUR	5,000	5,726
Schneider Electric SE	3.250%	10/10/35	EUR	5,000	5,578
Schneider Electric SE	3.375%	9/3/36	EUR	5,000	5,610
Signify NV	2.375%	5/11/27	EUR	3,450	3,861
Simon International Finance SCA	1.125%	3/19/33	EUR	2,821	2,687
Southern Co.	1.875%	9/15/81	EUR	4,624	4,937
Southern Power Co.	1.850%	6/20/26	EUR	5,471	6,162
Stellantis NV	2.750%	5/15/26	EUR	4,600	5,217
Stellantis NV	4.500%	7/7/28	EUR	9,077	10,684
Stellantis NV	0.750%	1/18/29	EUR	2,000	2,063
Stellantis NV	4.375%	3/14/30	EUR	5,000	5,855
Stellantis NV	4.250%	6/16/31	EUR	10,100	11,611
56

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Stellantis NV	2.750%	4/1/32	EUR	3,500	3,630
Stellantis NV	1.250%	6/20/33	EUR	9,448	8,510
Stryker Corp.	2.125%	11/30/27	EUR	3,943	4,412
Stryker Corp.	3.375%	12/11/28	EUR	4,477	5,175
Stryker Corp.	0.750%	3/1/29	EUR	4,600	4,828
Stryker Corp.	2.625%	11/30/30	EUR	2,052	2,276
Stryker Corp.	1.000%	12/3/31	EUR	5,635	5,564
Stryker Corp.	3.375%	9/11/32	EUR	3,500	3,971
Stryker Corp.	3.625%	9/11/36	EUR	3,500	3,897
Swiss Re Finance UK plc	2.714%	6/4/52	EUR	2,300	2,393
Thermo Fisher Scientific Finance I BV	0.800%	10/18/30	EUR	2,122	2,153
Thermo Fisher Scientific Finance I BV	1.125%	10/18/33	EUR	7,693	7,337
Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	EUR	4,753	3,833
Thermo Fisher Scientific Finance I BV	2.000%	10/18/51	EUR	5,000	3,653
Thermo Fisher Scientific Inc.	1.450%	3/16/27	EUR	1,500	1,669
Thermo Fisher Scientific Inc.	1.750%	4/15/27	EUR	1,545	1,729
Thermo Fisher Scientific Inc.	0.500%	3/1/28	EUR	6,201	6,637
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	448	487
Thermo Fisher Scientific Inc.	1.950%	7/24/29	EUR	5,000	5,490
Thermo Fisher Scientific Inc.	0.875%	10/1/31	EUR	9,000	8,926
Thermo Fisher Scientific Inc.	3.650%	11/21/34	EUR	2,800	3,241
Thermo Fisher Scientific Inc.	2.875%	7/24/37	EUR	3,333	3,499
Thermo Fisher Scientific Inc.	1.500%	10/1/39	EUR	2,094	1,741
Thermo Fisher Scientific Inc.	1.875%	10/1/49	EUR	4,581	3,348
Time Warner Cable LLC	5.250%	7/15/42	GBP	3,037	3,290
T-Mobile USA Inc.	3.550%	5/8/29	EUR	7,100	8,251
T-Mobile USA Inc.	3.150%	2/11/32	EUR	5,000	5,561
T-Mobile USA Inc.	3.700%	5/8/32	EUR	4,000	4,612
T-Mobile USA Inc.	3.850%	5/8/36	EUR	5,000	5,645
T-Mobile USA Inc.	3.500%	2/11/37	EUR	3,000	3,243
T-Mobile USA Inc.	3.800%	2/11/45	EUR	3,000	3,116
Toyota Motor Credit Corp.	0.750%	11/19/26	GBP	3,724	4,662
Toyota Motor Credit Corp.	0.125%	11/5/27	EUR	7,448	7,952
Toyota Motor Credit Corp.	4.050%	9/13/29	EUR	5,200	6,149
Toyota Motor Credit Corp.	3.850%	7/24/30	EUR	2,000	2,347
Toyota Motor Credit Corp.	3.625%	7/15/31	EUR	7,500	8,685
Trillium Windpower LP	5.803%	2/15/33	CAD	610	459
Tyco Electronics Group SA	0.000%	2/16/29	EUR	4,644	4,759
United Parcel Service Inc.	1.000%	11/15/28	EUR	5,000	5,350
Upjohn Finance BV	1.362%	6/23/27	EUR	4,090	4,489
Upjohn Finance BV	1.908%	6/23/32	EUR	4,590	4,446
Utah Acquisition Sub Inc.	3.125%	11/22/28	EUR	3,147	3,544
Ventas Canada Finance Ltd.	2.450%	1/4/27	CAD	1,200	857
Ventas Canada Finance Ltd.	5.100%	3/5/29	CAD	2,669	2,022
Verizon Communications Inc.	4.500%	8/17/27	AUD	6,420	4,136
Verizon Communications Inc.	2.375%	3/22/28	CAD	7,693	5,449
Verizon Communications Inc.	2.350%	3/23/28	AUD	2,800	1,696
Verizon Communications Inc.	1.125%	11/3/28	GBP	4,685	5,543
Verizon Communications Inc.	0.375%	3/22/29	EUR	7,917	8,170
Verizon Communications Inc.	1.875%	10/26/29	EUR	1,718	1,863
Verizon Communications Inc.	1.250%	4/8/30	EUR	5,787	6,036
Verizon Communications Inc.	1.875%	9/19/30	GBP	778	888
Verizon Communications Inc.	2.500%	4/8/31	GBP	1,345	1,561
Verizon Communications Inc.	2.625%	12/1/31	EUR	3,509	3,836
Verizon Communications Inc.	0.875%	3/19/32	EUR	3,724	3,590
Verizon Communications Inc.	0.750%	3/22/32	EUR	3,902	3,718
Verizon Communications Inc.	3.500%	6/28/32	EUR	3,700	4,213
Verizon Communications Inc.	1.300%	5/18/33	EUR	1,796	1,724
Verizon Communications Inc.	4.750%	10/31/34	EUR	12,167	14,933
Verizon Communications Inc.	1.125%	9/19/35	EUR	5,904	5,196
Verizon Communications Inc.	3.125%	11/2/35	GBP	2,671	2,869
Verizon Communications Inc.	3.750%	2/28/36	EUR	8,900	9,979
Verizon Communications Inc.	3.375%	10/27/36	GBP	6,524	7,005
Verizon Communications Inc.	2.875%	1/15/38	EUR	5,515	5,555
Verizon Communications Inc.	1.875%	11/3/38	GBP	4,194	3,585
Verizon Communications Inc.	1.500%	9/19/39	EUR	1,155	955
Verizon Communications Inc.	3.500%	11/4/39	AUD	600	283
Verizon Communications Inc.	1.850%	5/18/40	EUR	1,504	1,276
Verizon Communications Inc.	3.625%	5/16/50	CAD	2,300	1,317
Visa Inc.	1.500%	6/15/26	EUR	9,300	10,440
57

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Visa Inc.	2.000%	6/15/29	EUR	7,700	8,510
Visa Inc.	2.375%	6/15/34	EUR	2,500	2,662
Wabtec Transportation Netherlands BV	1.250%	12/3/27	EUR	2,093	2,284
Walmart Inc.	4.875%	9/21/29	EUR	5,498	6,809
Walmart Inc.	5.625%	3/27/34	GBP	6,590	9,274
Walt Disney Co.	3.057%	3/30/27	CAD	7,225	5,236
Warnermedia Holdings Inc.	4.302%	1/17/30	EUR	4,820	5,441
Warnermedia Holdings Inc.	4.693%	5/17/33	EUR	2,500	2,719
Waste Management of Canada Corp.	2.600%	9/23/26	CAD	1,903	1,371
Wells Fargo & Co.	2.975%	5/19/26	CAD	2,652	1,919
Wells Fargo & Co.	1.375%	10/26/26	EUR	6,798	7,579
Wells Fargo & Co.	1.000%	2/2/27	EUR	12,065	13,277
Wells Fargo & Co.	2.493%	2/18/27	CAD	9,099	6,519
Wells Fargo & Co.	1.500%	5/24/27	EUR	10,275	11,368
Wells Fargo & Co.	3.473%	4/26/28	GBP	3,700	4,804
Wells Fargo & Co.	5.083%	4/26/28	CAD	5,065	3,797
Wells Fargo & Co.	3.500%	9/12/29	GBP	2,175	2,749
Wells Fargo & Co.	1.741%	5/4/30	EUR	5,087	5,460
Wells Fargo & Co.	2.125%	9/24/31	GBP	10,000	11,270
Wells Fargo & Co.	4.625%	11/2/35	GBP	1,263	1,550
Welltower OP LLC	4.800%	11/20/28	GBP	6,225	8,275
Welltower OP LLC	4.500%	12/1/34	GBP	1,934	2,353
Westlake Corp.	1.625%	7/17/29	EUR	1,900	2,019
Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	5,471	6,036
Whirlpool Finance Luxembourg Sarl	1.100%	11/9/27	EUR	1,875	2,001
WP Carey Inc.	4.250%	7/23/32	EUR	2,240	2,607
WP Carey Inc.	3.700%	11/19/34	EUR	3,262	3,566
WPC Eurobond BV	2.125%	4/15/27	EUR	4,195	4,696
WPC Eurobond BV	1.350%	4/15/28	EUR	2,539	2,748
WPC Eurobond BV	0.950%	6/1/30	EUR	1,876	1,889
Zimmer Biomet Holdings Inc.	3.518%	12/15/32	EUR	6,900	7,789
					3,097,363
Total Corporate Bonds (Cost $21,285,833)					21,446,201
Sovereign Bonds (76.6%)
Australia (2.7%)
Australian Capital Territory	2.500%	5/21/26	AUD	1,010	640
Australian Capital Territory	3.000%	4/18/28	AUD	290	183
Australian Capital Territory	2.250%	5/22/29	AUD	5,100	3,080
Australian Capital Territory	1.750%	5/17/30	AUD	1,110	638
Australian Capital Territory	1.750%	10/23/31	AUD	440	242
Australian Capital Territory	2.500%	10/22/32	AUD	13,010	7,281
Australian Capital Territory	4.500%	10/23/34	AUD	10,000	6,203
Australian Capital Territory	5.250%	10/23/36	AUD	13,000	8,413
Commonwealth of Australia	0.500%	9/21/26	AUD	161,297	99,401
Commonwealth of Australia	4.750%	4/21/27	AUD	120,892	79,612
Commonwealth of Australia	2.750%	11/21/27	AUD	71,570	45,253
Commonwealth of Australia	2.250%	5/21/28	AUD	147,029	91,347
Commonwealth of Australia	2.750%	11/21/28	AUD	163,083	102,385
Commonwealth of Australia	3.250%	4/21/29	AUD	137,331	87,530
Commonwealth of Australia	2.750%	11/21/29	AUD	183,635	114,128
Commonwealth of Australia	2.500%	5/21/30	AUD	152,075	92,764
Commonwealth of Australia	1.000%	12/21/30	AUD	174,721	96,940
Commonwealth of Australia	1.500%	6/21/31	AUD	167,648	94,351
Commonwealth of Australia	1.000%	11/21/31	AUD	163,115	87,590
Commonwealth of Australia	1.250%	5/21/32	AUD	138,342	74,316
Commonwealth of Australia	1.750%	11/21/32	AUD	115,401	63,347
Commonwealth of Australia	4.500%	4/21/33	AUD	108,520	71,977
Commonwealth of Australia	3.000%	11/21/33	AUD	32,580	19,281
Commonwealth of Australia	3.750%	5/21/34	AUD	83,000	51,780
Commonwealth of Australia	4.250%	6/21/34	AUD	25,000	16,197
Commonwealth of Australia	3.500%	12/21/34	AUD	80,000	48,640
Commonwealth of Australia	2.750%	6/21/35	AUD	73,547	41,531
Commonwealth of Australia	4.250%	12/21/35	AUD	29,000	18,644
Commonwealth of Australia	4.250%	3/21/36	AUD	60,000	38,525
Commonwealth of Australia	3.750%	4/21/37	AUD	60,769	36,942
Commonwealth of Australia	3.250%	6/21/39	AUD	37,313	20,960
Commonwealth of Australia	2.750%	5/21/41	AUD	50,029	25,518
Commonwealth of Australia	3.000%	3/21/47	AUD	46,184	22,588
58

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Commonwealth of Australia	1.750%	6/21/51	AUD	79,849	27,718
	Commonwealth of Australia	4.750%	6/21/54	AUD	32,000	20,182
	Housing Australia	2.380%	3/28/29	AUD	1,485	907
	Housing Australia	1.410%	6/29/32	AUD	15,020	7,925
	Housing Australia	2.335%	6/30/36	AUD	3,735	1,896
	New South Wales Treasury Corp.	4.000%	5/20/26	AUD	4,899	3,155
	New South Wales Treasury Corp.	3.000%	5/20/27	AUD	76,841	48,820
	New South Wales Treasury Corp.	3.000%	3/20/28	AUD	74,075	46,784
	New South Wales Treasury Corp.	3.000%	11/15/28	AUD	20,206	12,700
	New South Wales Treasury Corp.	3.000%	4/20/29	AUD	11,737	7,330
	New South Wales Treasury Corp.	3.000%	2/20/30	AUD	58,558	36,084
	New South Wales Treasury Corp.	1.250%	11/20/30	AUD	7,484	4,149
	New South Wales Treasury Corp.	2.000%	3/20/31	AUD	21,309	12,158
	New South Wales Treasury Corp.	1.500%	2/20/32	AUD	56,169	29,974
	New South Wales Treasury Corp.	2.000%	3/8/33	AUD	84,288	44,945
	New South Wales Treasury Corp.	1.750%	3/20/34	AUD	66,500	33,342
	New South Wales Treasury Corp.	3.500%	3/20/34	AUD	422	247
	New South Wales Treasury Corp.	4.750%	2/20/35	AUD	57,000	36,228
	New South Wales Treasury Corp.	4.250%	2/20/36	AUD	27,000	16,234
	New South Wales Treasury Corp.	4.750%	2/20/37	AUD	17,000	10,514
	New South Wales Treasury Corp.	3.500%	11/20/37	AUD	13,742	7,452
	New South Wales Treasury Corp.	2.250%	11/20/40	AUD	11,397	4,941
	New South Wales Treasury Corp.	2.450%	8/24/50	AUD	261	96
	Northern Territory Treasury Corp.	2.750%	4/21/27	AUD	15,200	9,597
	Northern Territory Treasury Corp.	3.500%	4/21/28	AUD	800	510
	Northern Territory Treasury Corp.	3.500%	5/21/30	AUD	2,300	1,433
	Northern Territory Treasury Corp.	2.000%	4/21/31	AUD	4,100	2,298
	Northern Territory Treasury Corp.	2.500%	5/21/32	AUD	14,000	7,829
	Northern Territory Treasury Corp.	3.750%	4/21/33	AUD	10,600	6,296
	Northern Territory Treasury Corp.	5.500%	3/21/36	AUD	12,000	7,802
[3]	Queensland Treasury Corp.	3.250%	7/21/26	AUD	31,895	20,382
[3]	Queensland Treasury Corp.	2.750%	8/20/27	AUD	40,997	25,866
[3]	Queensland Treasury Corp.	3.250%	7/21/28	AUD	41,599	26,413
[3]	Queensland Treasury Corp.	3.250%	8/21/29	AUD	23,651	14,853
[3]	Queensland Treasury Corp.	3.500%	8/21/30	AUD	40,817	25,561
[3]	Queensland Treasury Corp.	1.750%	8/21/31	AUD	28,822	15,959
[3]	Queensland Treasury Corp.	1.500%	3/2/32	AUD	9,300	4,945
[3]	Queensland Treasury Corp.	1.500%	8/20/32	AUD	40,669	21,258
[3]	Queensland Treasury Corp.	4.500%	3/9/33	AUD	5,500	3,515
	Queensland Treasury Corp.	6.500%	3/14/33	AUD	4,235	3,063
	Queensland Treasury Corp.	2.000%	8/22/33	AUD	36,000	18,829
[3]	Queensland Treasury Corp.	1.750%	7/20/34	AUD	35,225	17,384
[3]	Queensland Treasury Corp.	4.500%	8/22/35	AUD	56,000	34,544
[3]	Queensland Treasury Corp.	5.250%	7/21/36	AUD	41,000	26,650
[3]	Queensland Treasury Corp.	2.250%	4/16/40	AUD	7,654	3,318
[3]	Queensland Treasury Corp.	2.250%	11/20/41	AUD	7,552	3,160
[3]	Queensland Treasury Corp.	4.200%	2/20/47	AUD	4,011	2,124
	South Australian Government Financing Authority	3.000%	7/20/26	AUD	4,210	2,682
	South Australian Government Financing Authority	3.000%	9/20/27	AUD	637	404
	South Australian Government Financing Authority	1.750%	5/24/32	AUD	14,335	7,717
	South Australian Government Financing Authority	1.750%	5/24/34	AUD	15,000	7,465
	South Australian Government Financing Authority	2.000%	5/23/36	AUD	20,238	9,614
	South Australian Government Financing Authority	4.750%	5/24/38	AUD	23,000	14,046
	South Australian Government Financing Authority	2.250%	5/24/40	AUD	5,000	2,171
	Tasmanian Public Finance Corp.	3.250%	1/24/28	AUD	765	487
	Tasmanian Public Finance Corp.	2.000%	1/24/30	AUD	7,607	4,466
	Tasmanian Public Finance Corp.	2.250%	1/22/32	AUD	3,742	2,094
	Tasmanian Public Finance Corp.	2.500%	1/21/33	AUD	8,481	4,683
	Tasmanian Public Finance Corp.	4.000%	1/20/34	AUD	5,500	3,313
	Tasmanian Public Finance Corp.	4.750%	1/25/35	AUD	12,000	7,555
	Treasury Corp. of Victoria	5.500%	11/17/26	AUD	26,537	17,514
	Treasury Corp. of Victoria	1.250%	11/19/27	AUD	37,679	22,812
	Treasury Corp. of Victoria	3.000%	10/20/28	AUD	34,456	21,601
	Treasury Corp. of Victoria	2.500%	10/22/29	AUD	36,511	22,071
	Treasury Corp. of Victoria	1.500%	11/20/30	AUD	58,760	32,786
	Treasury Corp. of Victoria	1.500%	9/10/31	AUD	73,101	39,455
	Treasury Corp. of Victoria	4.250%	12/20/32	AUD	62,168	39,000
	Treasury Corp. of Victoria	2.250%	9/15/33	AUD	51,784	27,471
	Treasury Corp. of Victoria	2.250%	11/20/34	AUD	37,218	18,937
	Treasury Corp. of Victoria	2.000%	9/17/35	AUD	62,484	30,128
59

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Treasury Corp. of Victoria	4.750%	9/15/36	AUD	66,000	40,779
	Treasury Corp. of Victoria	2.000%	11/20/37	AUD	57,484	25,601
	Treasury Corp. of Victoria	2.250%	11/20/41	AUD	15,283	6,322
	Treasury Corp. of Victoria	2.250%	11/20/42	AUD	5,000	2,018
	Western Australian Treasury Corp.	3.000%	10/21/26	AUD	22,674	14,448
	Western Australian Treasury Corp.	3.000%	10/21/27	AUD	15,103	9,587
	Western Australian Treasury Corp.	3.250%	7/20/28	AUD	16,293	10,364
	Western Australian Treasury Corp.	2.750%	7/24/29	AUD	7,409	4,576
	Western Australian Treasury Corp.	1.500%	10/22/30	AUD	18,600	10,519
	Western Australian Treasury Corp.	1.750%	10/22/31	AUD	15,769	8,736
	Western Australian Treasury Corp.	2.000%	10/24/34	AUD	7,821	3,981
	Western Australian Treasury Corp.	2.250%	7/23/41	AUD	2,994	1,302
						2,762,302
Austria (1.2%)
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/9/29	EUR	4,539	4,689
	Autobahnen- und Schnell- strassen-Finanzierungs AG	1.500%	9/15/30	EUR	12,450	13,430
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.125%	6/2/31	EUR	5,550	5,443
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/20/33	EUR	2,308	2,604
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	10/2/34	EUR	12,000	13,424
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/16/35	EUR	2,250	1,924
	Kommunalkredit Austria AG	3.000%	4/16/30	EUR	20,700	23,718
[2]	Oesterreichische Kontrollbank AG	0.000%	10/8/26	EUR	2,543	2,805
[2]	Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	8,290	11,247
[3]	Republic of Austria	0.750%	10/20/26	EUR	39,558	44,144
[3]	Republic of Austria	0.500%	4/20/27	EUR	176,009	194,197
[3]	Republic of Austria	0.750%	2/20/28	EUR	12,810	14,034
[3]	Republic of Austria	0.000%	10/20/28	EUR	49,483	52,198
[3]	Republic of Austria	0.500%	2/20/29	EUR	894	954
[3]	Republic of Austria	2.900%	5/23/29	EUR	14,895	17,348
[3]	Republic of Austria	2.500%	10/20/29	EUR	39,976	45,826
[3]	Republic of Austria	0.000%	2/20/30	EUR	40,771	41,438
[3]	Republic of Austria	3.450%	10/20/30	EUR	55,000	65,721
[3]	Republic of Austria	0.000%	2/20/31	EUR	30,003	29,608
[3]	Republic of Austria	0.900%	2/20/32	EUR	39,161	39,798
[3]	Republic of Austria	2.900%	2/20/33	EUR	79,546	91,524
[3]	Republic of Austria	2.900%	2/20/34	EUR	133,000	151,858
[3]	Republic of Austria	5.375%	12/1/34	CAD	827	668
[3]	Republic of Austria	0.250%	10/20/36	EUR	44,718	37,039
[3]	Republic of Austria	4.150%	3/15/37	EUR	42,782	53,601
	Republic of Austria	3.200%	7/15/39	EUR	26,658	30,196
[3]	Republic of Austria	0.000%	10/20/40	EUR	34,412	23,718
[3]	Republic of Austria	3.150%	6/20/44	EUR	25,743	28,420
[3]	Republic of Austria	1.500%	2/20/47	EUR	40,129	32,567
[3]	Republic of Austria	1.850%	5/23/49	EUR	33,348	28,514
[3]	Republic of Austria	0.750%	3/20/51	EUR	43,910	27,718
[3]	Republic of Austria	3.150%	10/20/53	EUR	34,000	36,625
[3]	Republic of Austria	3.800%	1/26/62	EUR	5,687	6,929
[3]	Republic of Austria	0.700%	4/20/71	EUR	42,525	19,058
[3]	Republic of Austria	2.100%	9/20/17	EUR	26,008	19,454
[3]	Republic of Austria	0.850%	6/30/20	EUR	8,241	3,273
						1,215,712
Belgium (1.8%)
	Communaute Francaise de Belgique	0.625%	6/11/35	EUR	14,000	12,145
	Communaute Francaise de Belgique	3.800%	6/22/40	EUR	10,700	12,092
	Crelan SA	6.000%	2/28/30	EUR	17,700	21,900
	Crelan SA	5.250%	1/23/32	EUR	21,000	25,653
[3]	Kingdom of Belgium	1.000%	6/22/26	EUR	95,319	107,027
[3]	Kingdom of Belgium	0.800%	6/22/27	EUR	116,920	129,580
[3]	Kingdom of Belgium	0.000%	10/22/27	EUR	34,416	37,219
	Kingdom of Belgium	5.500%	3/28/28	EUR	38,054	47,327
[3]	Kingdom of Belgium	0.800%	6/22/28	EUR	54,256	59,219
[3]	Kingdom of Belgium	0.900%	6/22/29	EUR	73,411	79,034
[3]	Kingdom of Belgium	2.700%	10/22/29	EUR	92,376	106,683
[3]	Kingdom of Belgium	0.100%	6/22/30	EUR	79,861	80,739
[3]	Kingdom of Belgium	1.000%	6/22/31	EUR	24,823	25,781
[3]	Kingdom of Belgium	0.000%	10/22/31	EUR	91,874	88,572
	Kingdom of Belgium	4.000%	3/28/32	EUR	32,057	39,485
[3]	Kingdom of Belgium	0.350%	6/22/32	EUR	121,002	116,783
[3]	Kingdom of Belgium	1.250%	4/22/33	EUR	37,266	37,883
60

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Kingdom of Belgium	3.000%	6/22/33	EUR	21,282	24,509
[3]	Kingdom of Belgium	3.000%	6/22/34	EUR	29,814	34,081
[3]	Kingdom of Belgium	2.850%	10/22/34	EUR	27,538	30,940
[3]	Kingdom of Belgium	5.000%	3/28/35	EUR	13,655	18,142
[3]	Kingdom of Belgium	3.100%	6/22/35	EUR	121,720	138,669
[3]	Kingdom of Belgium	1.450%	6/22/37	EUR	25,000	23,306
[3]	Kingdom of Belgium	1.900%	6/22/38	EUR	27,063	26,091
[3]	Kingdom of Belgium	2.750%	4/22/39	EUR	10,550	11,158
[3]	Kingdom of Belgium	0.400%	6/22/40	EUR	31,043	22,605
[3]	Kingdom of Belgium	4.250%	3/28/41	EUR	19,716	24,383
[3]	Kingdom of Belgium	3.450%	6/22/43	EUR	63,243	70,557
	Kingdom of Belgium	3.750%	6/22/45	EUR	42,923	49,575
[3]	Kingdom of Belgium	1.600%	6/22/47	EUR	40,386	31,518
[3,5]	Kingdom of Belgium	1.700%	6/22/50	EUR	24,220	18,396
[3,5]	Kingdom of Belgium	1.400%	6/22/53	EUR	20,272	13,658
[3,5]	Kingdom of Belgium	3.300%	6/22/54	EUR	54,285	56,222
[3]	Kingdom of Belgium	3.500%	6/22/55	EUR	41,967	44,861
[3]	Kingdom of Belgium	2.250%	6/22/57	EUR	15,831	12,724
[3]	Kingdom of Belgium	2.150%	6/22/66	EUR	44,276	32,903
[3]	Kingdom of Belgium	0.650%	6/22/71	EUR	18,467	7,281
	Ministeries Van de Vlaamse Gemeenschap	0.375%	10/13/26	EUR	2,500	2,761
	Ministeries Van de Vlaamse Gemeenschap	0.010%	6/23/27	EUR	4,700	5,089
	Ministeries Van de Vlaamse Gemeenschap	0.300%	10/20/31	EUR	13,400	12,984
	Ministeries Van de Vlaamse Gemeenschap	3.250%	4/5/33	EUR	7,300	8,423
	Ministeries Van de Vlaamse Gemeenschap	3.125%	6/22/34	EUR	14,100	16,032
	Ministeries Van de Vlaamse Gemeenschap	1.000%	10/13/36	EUR	5,200	4,587
	Ministeries Van de Vlaamse Gemeenschap	1.500%	7/12/38	EUR	1,500	1,345
	Ministeries Van de Vlaamse Gemeenschap	1.875%	6/2/42	EUR	1,800	1,582
	Ministeries Van de Vlaamse Gemeenschap	4.000%	9/26/42	EUR	17,200	20,154
	Ministeries Van de Vlaamse Gemeenschap	3.250%	1/12/43	EUR	12,000	12,707
	Ministeries Van de Vlaamse Gemeenschap	1.500%	4/11/44	EUR	1,600	1,265
	Ministeries Van de Vlaamse Gemeenschap	3.500%	6/22/45	EUR	4,000	4,354
	Ministeries Van de Vlaamse Gemeenschap	1.000%	1/23/51	EUR	8,400	5,097
	Region Wallonne Belgium	0.250%	5/3/26	EUR	26,200	29,088
	Region Wallonne Belgium	0.500%	4/8/30	EUR	6,100	6,218
	Region Wallonne Belgium	0.375%	10/22/31	EUR	2,400	2,319
	Region Wallonne Belgium	1.375%	4/6/32	EUR	5,000	5,092
	Region Wallonne Belgium	1.250%	5/3/34	EUR	12,400	11,873
	Region Wallonne Belgium	2.875%	1/14/38	EUR	5,000	5,228
	Region Wallonne Belgium	3.500%	3/15/43	EUR	8,100	8,672
	Region Wallonne Belgium	0.650%	1/16/51	EUR	1,900	989
	Region Wallonne Belgium	1.250%	6/22/71	EUR	2,200	1,075
						1,885,635
Bulgaria (0.1%)
	Republic of Bulgaria	2.625%	3/26/27	EUR	1,545	1,749
	Republic of Bulgaria	3.000%	3/21/28	EUR	12,816	14,682
	Republic of Bulgaria	4.125%	9/23/29	EUR	3,800	4,554
	Republic of Bulgaria	4.375%	5/13/31	EUR	19,481	23,690
	Republic of Bulgaria	3.625%	9/5/32	EUR	2,266	2,629
	Republic of Bulgaria	4.625%	9/23/34	EUR	3,121	3,841
	Republic of Bulgaria	4.875%	5/13/36	EUR	20,291	25,069
	Republic of Bulgaria	4.250%	9/5/44	EUR	9,466	10,611
						86,825
Canada (4.9%)
	55 Ontario School Board Trust	5.900%	6/2/33	CAD	2,623	2,167
	British Columbia Investment Management Corp.	3.400%	6/2/30	CAD	12,500	9,226
	British Columbia Investment Management Corp.	4.900%	6/2/33	CAD	8,000	6,340
	British Columbia Municipal Finance Authority	3.050%	10/23/28	CAD	3,888	2,864
	British Columbia Municipal Finance Authority	2.300%	4/15/31	CAD	1,871	1,293
	Canada	4.000%	5/1/26	CAD	164,380	121,000
	Canada	1.500%	6/1/26	CAD	8,658	6,217
	Canada	4.000%	8/1/26	CAD	93,320	68,950
	Canada	3.250%	11/1/26	CAD	80,950	59,376
	Canada	3.000%	2/1/27	CAD	87,715	64,192
	Canada	1.250%	3/1/27	CAD	11,449	8,123
	Canada	8.000%	6/1/27	CAD	2,603	2,099
	Canada	2.750%	9/1/27	CAD	60,626	44,218
	Canada	3.500%	3/1/28	CAD	67,204	50,044
	Canada	2.000%	6/1/28	CAD	19,423	13,875
61

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canada	3.250%	9/1/28	CAD	84,146	62,373
	Canada	4.000%	3/1/29	CAD	124,112	94,582
	Canada	2.250%	6/1/29	CAD	50,173	35,917
	Canada	5.750%	6/1/29	CAD	20,608	16,757
	Canada	3.500%	9/1/29	CAD	125,872	94,526
[3]	Canada	2.250%	12/1/29	CAD	6,800	4,848
	Canada	2.750%	3/1/30	CAD	88,703	64,574
	Canada	1.250%	6/1/30	CAD	138,682	93,664
	Canada	0.500%	12/1/30	CAD	68,873	44,178
	Canada	1.500%	6/1/31	CAD	106,680	71,756
	Canada	1.500%	12/1/31	CAD	135,106	90,102
	Canada	2.000%	6/1/32	CAD	51,934	35,516
	Canada	2.500%	12/1/32	CAD	62,896	44,290
	Canada	2.750%	6/1/33	CAD	57,576	41,125
	Canada	5.750%	6/1/33	CAD	41,063	35,657
	Canada	3.250%	12/1/33	CAD	107,703	79,616
	Canada	3.500%	3/1/34	CAD	22,000	16,561
	Canada	3.000%	6/1/34	CAD	163,623	118,331
	Canada	3.250%	12/1/34	CAD	77,061	56,719
	Canada	3.250%	6/1/35	CAD	16,320	11,989
	Canada	5.000%	6/1/37	CAD	14,673	12,586
	Canada	4.000%	6/1/41	CAD	31,898	25,206
	Canada	3.500%	12/1/45	CAD	36,920	27,378
[5]	Canada	2.750%	12/1/48	CAD	25,613	16,615
[5]	Canada	2.000%	12/1/51	CAD	119,087	65,011
[5]	Canada	1.750%	12/1/53	CAD	114,344	57,884
	Canada	2.750%	12/1/55	CAD	104,464	66,235
	Canada	2.750%	12/1/57	CAD	9,500	6,960
	Canada	2.750%	12/1/64	CAD	24,064	15,252
[3]	Canada Housing Trust No. 1	1.900%	9/15/26	CAD	21,560	15,508
[3]	Canada Housing Trust No. 1	1.100%	12/15/26	CAD	14,965	10,611
[3]	Canada Housing Trust No. 1	1.550%	12/15/26	CAD	19,345	13,816
[3]	Canada Housing Trust No. 1	2.350%	6/15/27	CAD	52,915	38,226
[3]	Canada Housing Trust No. 1	3.800%	6/15/27	CAD	13,950	10,379
[3]	Canada Housing Trust No. 1	3.600%	12/15/27	CAD	38,200	28,340
[3]	Canada Housing Trust No. 1	2.350%	3/15/28	CAD	10,675	7,664
[3]	Canada Housing Trust No. 1	2.650%	3/15/28	CAD	24,405	17,667
[3]	Canada Housing Trust No. 1	3.100%	6/15/28	CAD	13,800	10,143
[3]	Canada Housing Trust No. 1	3.950%	6/15/28	CAD	10,050	7,571
[3]	Canada Housing Trust No. 1	2.650%	12/15/28	CAD	30,320	22,020
[3]	Canada Housing Trust No. 1	4.250%	12/15/28	CAD	40,250	30,835
[3]	Canada Housing Trust No. 1	3.700%	6/15/29	CAD	31,995	24,137
[3]	Canada Housing Trust No. 1	2.100%	9/15/29	CAD	19,310	13,629
[3]	Canada Housing Trust No. 1	1.750%	6/15/30	CAD	19,190	13,228
[3]	Canada Housing Trust No. 1	2.850%	6/15/30	CAD	17,350	12,574
[3]	Canada Housing Trust No. 1	1.100%	3/15/31	CAD	9,810	6,403
[3]	Canada Housing Trust No. 1	1.400%	3/15/31	CAD	14,510	9,641
[3]	Canada Housing Trust No. 1	1.900%	3/15/31	CAD	5,545	3,791
[3]	Canada Housing Trust No. 1	1.600%	12/15/31	CAD	23,180	15,343
[3]	Canada Housing Trust No. 1	2.150%	12/15/31	CAD	11,260	7,719
[3]	Canada Housing Trust No. 1	2.450%	12/15/31	CAD	5,145	3,594
[3]	Canada Housing Trust No. 1	3.550%	9/15/32	CAD	23,550	17,498
[3]	Canada Housing Trust No. 1	3.650%	6/15/33	CAD	46,900	34,943
[3]	Canada Housing Trust No. 1	4.150%	6/15/33	CAD	14,500	11,176
[3]	Canada Housing Trust No. 1	4.250%	3/15/34	CAD	48,280	37,385
[3]	Canada Housing Trust No. 1	3.500%	12/15/34	CAD	51,500	37,607
	Canada Housing Trust No. 1	3.450%	3/15/35	CAD	13,500	9,700
	Canada Post Corp.	4.360%	7/16/40	CAD	1,861	1,376
	CDP Financial Inc.	1.125%	4/6/27	EUR	10,000	11,110
[3]	CDP Financial Inc.	3.000%	4/11/29	EUR	9,318	10,816
	CDP Financial Inc.	4.200%	12/2/30	CAD	6,000	4,585
	CDP Financial Inc.	3.650%	6/2/34	CAD	3,500	2,522
	City of Montreal	2.750%	9/1/26	CAD	3,400	2,472
	City of Montreal	3.150%	9/1/28	CAD	1,555	1,144
	City of Montreal	2.300%	9/1/29	CAD	1,169	825
	City of Montreal	1.750%	9/1/30	CAD	3,051	2,061
	City of Montreal	2.000%	9/1/31	CAD	3,442	2,305
	City of Montreal	4.250%	12/1/32	CAD	2,046	1,550
	City of Montreal	4.250%	9/1/33	CAD	1,100	829
	City of Montreal	3.900%	9/1/34	CAD	10,000	7,290
62

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	City of Montreal	4.100%	12/1/34	CAD	1,629	1,201
	City of Montreal	3.500%	12/1/38	CAD	3,061	2,088
	City of Montreal	2.400%	12/1/41	CAD	4,776	2,624
	City of Montreal	4.700%	12/1/41	CAD	2,046	1,516
	City of Montreal	6.000%	6/1/43	CAD	2,070	1,761
	City of Montreal	4.400%	12/1/43	CAD	900	636
	CPPIB Capital Inc.	0.250%	4/6/27	EUR	2,700	2,953
	CPPIB Capital Inc.	4.450%	9/1/27	AUD	10,500	6,848
	CPPIB Capital Inc.	1.250%	12/7/27	GBP	4,750	5,897
	CPPIB Capital Inc.	3.250%	3/8/28	CAD	10,900	8,059
	CPPIB Capital Inc.	3.000%	6/15/28	CAD	3,873	2,848
	CPPIB Capital Inc.	4.400%	1/15/29	AUD	4,000	2,611
	CPPIB Capital Inc.	0.875%	2/6/29	EUR	9,767	10,500
	CPPIB Capital Inc.	3.600%	6/2/29	CAD	8,000	5,975
	CPPIB Capital Inc.	3.350%	12/2/30	CAD	2,000	1,473
	CPPIB Capital Inc.	0.050%	2/24/31	EUR	4,750	4,644
	CPPIB Capital Inc.	3.950%	6/2/32	CAD	23,700	17,843
	CPPIB Capital Inc.	4.750%	6/2/33	CAD	15,500	12,226
	CPPIB Capital Inc.	5.200%	3/4/34	AUD	14,447	9,582
	CPPIB Capital Inc.	4.300%	6/2/34	CAD	15,500	11,806
	CPPIB Capital Inc.	0.250%	1/18/41	EUR	19,712	13,848
	CPPIB Capital Inc.	0.750%	7/15/49	EUR	2,273	1,448
	CPPIB Capital Inc.	1.625%	10/22/71	GBP	3,050	1,530
	Export Development Canada	2.875%	1/19/28	EUR	25,000	28,882
	Export Development Canada	4.500%	9/6/28	AUD	10,000	6,573
	First Nations Finance Authority	3.050%	6/1/28	CAD	528	386
	First Nations Finance Authority	1.710%	6/16/30	CAD	1,706	1,155
	First Nations Finance Authority	2.850%	6/1/32	CAD	3,255	2,261
	First Nations Finance Authority	4.100%	6/1/34	CAD	1,600	1,186
	First Nations Finance Authority	4.050%	6/1/35	CAD	2,500	1,834
	Greater Sudbury Canada	2.416%	3/12/50	CAD	723	355
	Hydro-Quebec	2.000%	9/1/28	CAD	6,873	4,865
	Hydro-Quebec	3.400%	9/1/29	CAD	8,700	6,450
	Hydro-Quebec	6.000%	8/15/31	CAD	4,740	3,974
	Hydro-Quebec	6.500%	1/16/35	CAD	3,620	3,171
	Hydro-Quebec	6.500%	2/15/35	CAD	13,992	12,247
	Hydro-Quebec	6.000%	2/15/40	CAD	11,583	10,070
	Hydro-Quebec	5.000%	2/15/45	CAD	18,675	14,549
	Hydro-Quebec	5.000%	2/15/50	CAD	24,849	19,531
	Hydro-Quebec	4.000%	2/15/55	CAD	21,955	14,815
	Hydro-Quebec	2.100%	2/15/60	CAD	25,463	10,992
	Hydro-Quebec	4.000%	2/15/63	CAD	32,307	21,748
	Hydro-Quebec	4.000%	2/15/65	CAD	8,300	5,579
[3]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	4,035	2,983
[3]	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	2,179	1,489
[3]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	3,502	2,341
	Maritime Link Financing Trust	3.500%	12/1/52	CAD	3,336	2,265
	Maritime Link Financing Trust	4.048%	12/1/52	CAD	1,000	722
	Municipal Finance Authority of British Columbia	4.050%	12/3/33	CAD	2,200	1,656
	Municipal Finance Authority of British Columbia	3.750%	12/3/34	CAD	3,700	2,701
	Municipal Finance Authority of British Columbia	2.500%	9/27/41	CAD	8,547	4,871
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/29	CAD	2,608	1,947
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/37	CAD	3,545	2,547
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/48	CAD	3,689	2,479
	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.382%	6/1/57	CAD	1,860	1,140
	New Brunswick F-M Project Co. Inc.	6.470%	11/30/27	CAD	305	228
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	1,019	877
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	1,529	951
	OMERS Finance Trust	1.550%	4/21/27	CAD	3,097	2,196
[3]	OMERS Finance Trust	3.125%	1/25/29	EUR	10,500	12,170
	OMERS Finance Trust	2.600%	5/14/29	CAD	4,195	2,998
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	7,161	5,506
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/37	CAD	915	688
	Ontario Teachers Finance Trust	0.100%	5/19/28	EUR	6,900	7,317
	Ontario Teachers Finance Trust	4.150%	11/1/29	CAD	3,500	2,667
	Ontario Teachers Finance Trust	1.850%	5/3/32	EUR	13,950	14,798
	Ontario Teachers Finance Trust	4.300%	6/2/34	CAD	3,500	2,643
	Ontario Teachers Finance Trust	0.900%	5/20/41	EUR	7,770	6,041
	Ottawa Ontario	4.600%	7/14/42	CAD	969	714
	Ottawa Ontario	3.100%	7/27/48	CAD	2,205	1,246
63

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Ottawa Ontario	2.500%	5/11/51	CAD	2,000	989
Ottawa Ontario	4.100%	12/6/52	CAD	1,116	744
Ottawa Ontario	4.200%	7/30/53	CAD	3,092	2,090
Province of Alberta	2.200%	6/1/26	CAD	13,206	9,548
Province of Alberta	3.100%	12/14/26	AUD	952	604
Province of Alberta	2.550%	6/1/27	CAD	19,196	13,921
Province of Alberta	3.600%	4/11/28	AUD	325	206
Province of Alberta	2.900%	12/1/28	CAD	12,586	9,184
Province of Alberta	1.403%	2/20/29	SEK	64,000	6,309
Province of Alberta	2.900%	9/20/29	CAD	11,228	8,161
Province of Alberta	2.050%	6/1/30	CAD	28,559	19,823
Province of Alberta	1.650%	6/1/31	CAD	12,609	8,391
Province of Alberta	3.500%	6/1/31	CAD	2,346	1,734
Province of Alberta	3.900%	12/1/33	CAD	7,873	5,851
Province of Alberta	5.200%	5/15/34	AUD	7,000	4,622
Province of Alberta	4.500%	12/1/40	CAD	2,550	1,909
Province of Alberta	3.450%	12/1/43	CAD	9,733	6,249
Province of Alberta	3.300%	12/1/46	CAD	19,049	11,653
Province of Alberta	3.050%	12/1/48	CAD	26,056	15,064
Province of Alberta	3.100%	6/1/50	CAD	32,409	18,817
Province of Alberta	2.950%	6/1/52	CAD	13,929	7,802
Province of Alberta	4.450%	12/1/54	CAD	7,300	5,327
Province of British Columbia	2.300%	6/18/26	CAD	9,514	6,889
Province of British Columbia	2.550%	6/18/27	CAD	11,826	8,578
Province of British Columbia	2.950%	12/18/28	CAD	8,858	6,477
Province of British Columbia	5.700%	6/18/29	CAD	14,276	11,521
Province of British Columbia	5.861%	6/18/29	CAD	2,450	1,973
Province of British Columbia	2.200%	6/18/30	CAD	18,390	12,853
Province of British Columbia	1.550%	6/18/31	CAD	16,315	10,781
Province of British Columbia	6.350%	6/18/31	CAD	7,654	6,527
Province of British Columbia	3.550%	6/18/33	CAD	2,900	2,107
Province of British Columbia	5.250%	5/23/34	AUD	6,000	3,977
Province of British Columbia	3.000%	7/24/34	EUR	15,000	16,909
Province of British Columbia	4.000%	6/18/35	CAD	10,000	7,398
Province of British Columbia	5.400%	6/18/35	CAD	3,750	3,079
Province of British Columbia	4.700%	6/18/37	CAD	4,251	3,284
Province of British Columbia	4.950%	6/18/40	CAD	7,127	5,600
Province of British Columbia	4.300%	6/18/42	CAD	14,237	10,305
Province of British Columbia	3.200%	6/18/44	CAD	14,120	8,676
Province of British Columbia	2.800%	6/18/48	CAD	19,003	10,506
Province of British Columbia	4.900%	6/18/48	CAD	1,529	1,177
Province of British Columbia	2.950%	6/18/50	CAD	24,853	13,995
Province of British Columbia	2.750%	6/18/52	CAD	15,981	8,546
Province of British Columbia	4.250%	12/18/53	CAD	17,492	12,296
Province of British Columbia	4.450%	12/18/55	CAD	22,500	16,452
Province of Manitoba	2.550%	6/2/26	CAD	9,696	7,037
Province of Manitoba	2.600%	6/2/27	CAD	9,616	6,976
Province of Manitoba	3.000%	6/2/28	CAD	3,027	2,216
Province of Manitoba	2.750%	6/2/29	CAD	11,371	8,226
Province of Manitoba	3.250%	9/5/29	CAD	1,157	853
Province of Manitoba	2.050%	6/2/30	CAD	1,303	903
Province of Manitoba	6.300%	3/5/31	CAD	486	410
Province of Manitoba	2.050%	6/2/31	CAD	19	13
Province of Manitoba	3.900%	12/2/32	CAD	6,500	4,860
Province of Manitoba	4.250%	6/2/34	CAD	17,790	13,445
Province of Manitoba	4.850%	8/28/34	AUD	3,500	2,250
Province of Manitoba	3.700%	6/2/35	CAD	5,500	3,955
Province of Manitoba	5.700%	3/5/37	CAD	1,529	1,281
Province of Manitoba	4.600%	3/5/38	CAD	2,895	2,204
Province of Manitoba	4.650%	3/5/40	CAD	2,040	1,540
Province of Manitoba	4.400%	3/5/42	CAD	3,316	2,421
Province of Manitoba	3.350%	3/5/43	CAD	1,919	1,203
Province of Manitoba	4.050%	9/5/45	CAD	6,669	4,556
Province of Manitoba	2.850%	9/5/46	CAD	7,365	4,126
Province of Manitoba	3.400%	9/5/48	CAD	10,479	6,375
Province of Manitoba	3.200%	3/5/50	CAD	9,640	5,619
Province of Manitoba	2.050%	9/5/52	CAD	6,991	3,128
Province of Manitoba	3.150%	9/5/52	CAD	3,114	1,779
Province of Manitoba	3.800%	9/5/53	CAD	8,311	5,344
Province of Manitoba	4.400%	9/5/55	CAD	6,895	4,930
64

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of New Brunswick	2.600%	8/14/26	CAD	5,102	3,705
Province of New Brunswick	2.350%	8/14/27	CAD	4,030	2,908
Province of New Brunswick	3.100%	8/14/28	CAD	4,211	3,092
Province of New Brunswick	4.250%	8/14/29	CAD	1,990	1,526
Province of New Brunswick	3.950%	8/14/32	CAD	7,800	5,862
Province of New Brunswick	4.450%	8/14/33	CAD	3,800	2,933
Province of New Brunswick	5.500%	1/27/34	CAD	2,040	1,683
Province of New Brunswick	4.050%	8/14/34	CAD	4,800	3,579
Province of New Brunswick	4.550%	3/26/37	CAD	3,572	2,715
Province of New Brunswick	4.800%	9/26/39	CAD	4,334	3,345
Province of New Brunswick	4.800%	6/3/41	CAD	1,525	1,165
Province of New Brunswick	3.550%	6/3/43	CAD	4,059	2,623
Province of New Brunswick	3.800%	8/14/45	CAD	4,542	3,000
Province of New Brunswick	3.100%	8/14/48	CAD	4,959	2,862
Province of New Brunswick	3.050%	8/14/50	CAD	5,727	3,255
Province of New Brunswick	2.900%	8/14/52	CAD	3,581	1,958
Province of New Brunswick	5.000%	8/14/54	CAD	3,000	2,362
Province of Newfoundland & Labrador	3.000%	6/2/26	CAD	5,102	3,719
Province of Newfoundland & Labrador	1.250%	6/2/27	CAD	1,600	1,129
Province of Newfoundland & Labrador	6.150%	4/17/28	CAD	509	404
Province of Newfoundland & Labrador	2.850%	6/2/28	CAD	7,654	5,572
Province of Newfoundland & Labrador	2.850%	6/2/29	CAD	5,593	4,051
Province of Newfoundland & Labrador	1.750%	6/2/30	CAD	5,585	3,798
Province of Newfoundland & Labrador	2.050%	6/2/31	CAD	6,169	4,183
Province of Newfoundland & Labrador	4.150%	6/2/33	CAD	2,100	1,584
Province of Newfoundland & Labrador	5.700%	10/17/35	CAD	509	422
Province of Newfoundland & Labrador	4.650%	10/17/40	CAD	2,720	2,020
Province of Newfoundland & Labrador	3.300%	10/17/46	CAD	5,758	3,414
Province of Newfoundland & Labrador	3.700%	10/17/48	CAD	5,564	3,484
Province of Newfoundland & Labrador	2.650%	10/17/50	CAD	5,120	2,611
Province of Newfoundland & Labrador	3.150%	12/2/52	CAD	2,971	1,662
Province of Newfoundland & Labrador	4.100%	10/17/54	CAD	10,000	6,623
Province of Newfoundland & Labrador	4.600%	10/17/55	CAD	3,700	2,675
Province of Nova Scotia	2.100%	6/1/27	CAD	7,347	5,279
Province of Nova Scotia	1.100%	6/1/28	CAD	3,813	2,638
Province of Nova Scotia	2.000%	9/1/30	CAD	6,787	4,679
Province of Nova Scotia	2.400%	12/1/31	CAD	800	550
Province of Nova Scotia	4.050%	6/1/33	CAD	1,100	826
Province of Nova Scotia	5.800%	6/1/33	CAD	1,019	855
Province of Nova Scotia	4.900%	6/1/35	CAD	2,600	2,031
Province of Nova Scotia	4.500%	6/1/37	CAD	2,550	1,927
Province of Nova Scotia	4.700%	6/1/41	CAD	3,750	2,830
Province of Nova Scotia	4.400%	6/1/42	CAD	5,034	3,662
Province of Nova Scotia	3.450%	6/1/45	CAD	2,924	1,833
Province of Nova Scotia	3.150%	12/1/51	CAD	7,675	4,418
Province of Nova Scotia	4.750%	12/1/54	CAD	4,000	3,020
Province of Nova Scotia	4.600%	12/1/55	CAD	2,740	2,016
Province of Nova Scotia	3.500%	6/2/62	CAD	6,796	4,084
Province of Ontario	2.250%	5/26/26	GBP	6,500	8,492
Province of Ontario	2.400%	6/2/26	CAD	38,393	27,826
Province of Ontario	1.350%	9/8/26	CAD	6,436	4,597
Province of Ontario	3.500%	1/27/27	AUD	505	322
Province of Ontario	1.850%	2/1/27	CAD	11,477	8,225
Province of Ontario	2.600%	6/2/27	CAD	38,019	27,605
Province of Ontario	7.600%	6/2/27	CAD	7,654	6,116
Province of Ontario	1.050%	9/8/27	CAD	6,545	4,581
Province of Ontario	3.600%	3/8/28	CAD	14,200	10,570
Province of Ontario	2.900%	6/2/28	CAD	34,157	24,954
Province of Ontario	3.400%	9/8/28	CAD	14,000	10,395
Province of Ontario	4.000%	3/8/29	CAD	15,290	11,596
Province of Ontario	6.500%	3/8/29	CAD	16,100	13,249
Province of Ontario	2.700%	6/2/29	CAD	35,816	25,869
Province of Ontario	0.250%	6/28/29	CHF	4,485	5,369
Province of Ontario	1.550%	11/1/29	CAD	19,304	13,242
Province of Ontario	2.050%	6/2/30	CAD	38,486	26,714
Province of Ontario	0.010%	11/25/30	EUR	8,886	8,710
Province of Ontario	1.350%	12/2/30	CAD	24,486	16,221
Province of Ontario	2.150%	6/2/31	CAD	34,588	23,658
Province of Ontario	6.200%	6/2/31	CAD	6,633	5,615
Province of Ontario	0.250%	6/9/31	EUR	1,900	1,856
65

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Ontario	2.250%	12/2/31	CAD	22,745	15,540
Province of Ontario	4.050%	2/2/32	CAD	15,260	11,593
Province of Ontario	3.750%	6/2/32	CAD	21,900	16,306
Province of Ontario	4.100%	3/4/33	CAD	10,500	7,966
Province of Ontario	5.850%	3/8/33	CAD	13,002	10,936
Province of Ontario	3.650%	6/2/33	CAD	48,100	35,274
Province of Ontario	3.100%	1/31/34	EUR	10,000	11,397
Province of Ontario	5.350%	5/8/34	AUD	6,000	4,001
Province of Ontario	4.150%	6/2/34	CAD	56,650	42,756
Province of Ontario	3.800%	12/2/34	CAD	23,000	16,835
Province of Ontario	5.600%	6/2/35	CAD	34,002	28,471
Province of Ontario	4.700%	6/2/37	CAD	41,764	32,396
Province of Ontario	4.600%	6/2/39	CAD	36,704	27,999
Province of Ontario	4.650%	6/2/41	CAD	43,832	33,322
Province of Ontario	3.500%	6/2/43	CAD	41,355	26,952
Province of Ontario	3.450%	6/2/45	CAD	55,960	35,668
Province of Ontario	2.900%	12/2/46	CAD	48,129	27,725
Province of Ontario	2.800%	6/2/48	CAD	41,667	23,254
Province of Ontario	2.900%	6/2/49	CAD	48,028	27,134
Province of Ontario	2.650%	12/2/50	CAD	48,386	25,820
Province of Ontario	1.900%	12/2/51	CAD	45,594	20,337
Province of Ontario	2.550%	12/2/52	CAD	33,070	17,043
Province of Ontario	3.750%	12/2/53	CAD	45,141	29,438
Province of Ontario	4.100%	10/7/54	CAD	4,000	2,773
Province of Ontario	4.150%	12/2/54	CAD	45,590	31,845
Province of Ontario	4.600%	12/2/55	CAD	36,650	27,708
Province of Prince Edward Island	1.850%	7/27/31	CAD	1,900	1,270
Province of Prince Edward Island	3.650%	6/27/42	CAD	816	538
Province of Prince Edward Island	2.650%	12/1/51	CAD	999	513
Province of Prince Edward Island	3.600%	1/17/53	CAD	1,527	937
Province of Quebec	3.700%	5/20/26	AUD	421	269
Province of Quebec	2.500%	9/1/26	CAD	19,136	13,878
Province of Quebec	1.850%	2/13/27	CAD	3,613	2,587
Province of Quebec	0.875%	5/4/27	EUR	17,851	19,725
Province of Quebec	2.750%	9/1/27	CAD	21,524	15,682
Province of Quebec	0.875%	7/5/28	EUR	21,256	23,049
Province of Quebec	2.750%	9/1/28	CAD	23,290	16,938
Province of Quebec	2.300%	9/1/29	CAD	27,817	19,718
Province of Quebec	6.000%	10/1/29	CAD	7,654	6,266
Province of Quebec	4.750%	1/22/30	GBP	32,210	44,016
Province of Quebec	1.900%	9/1/30	CAD	51,000	34,977
Province of Quebec	0.000%	10/29/30	EUR	16,907	16,644
Province of Quebec	1.500%	9/1/31	CAD	44,746	29,258
Province of Quebec	6.250%	6/1/32	CAD	15,006	12,843
Province of Quebec	3.250%	9/1/32	CAD	28,565	20,554
Province of Quebec	3.900%	11/22/32	CAD	10,600	7,954
Province of Quebec	3.600%	9/1/33	CAD	47,800	34,829
Province of Quebec	5.250%	5/2/34	AUD	7,500	4,965
Province of Quebec	5.250%	6/1/34	CAD	5,327	4,316
Province of Quebec	4.450%	9/1/34	CAD	42,540	32,674
Province of Quebec	5.750%	12/1/36	CAD	14,581	12,306
Province of Quebec	5.000%	12/1/38	CAD	7,643	6,044
Province of Quebec	3.350%	7/23/39	EUR	13,000	14,631
Province of Quebec	5.000%	12/1/41	CAD	25,086	19,726
Province of Quebec	4.250%	12/1/43	CAD	35,083	25,062
Province of Quebec	3.500%	12/1/45	CAD	32,111	20,438
Province of Quebec	3.500%	12/1/48	CAD	40,430	25,261
Province of Quebec	3.100%	12/1/51	CAD	52,626	30,337
Province of Quebec	2.850%	12/1/53	CAD	40,967	22,200
Province of Quebec	4.400%	12/1/55	CAD	62,200	45,070
Province of Quebec	4.200%	12/1/57	CAD	15,400	10,779
Province of Saskatchewan	2.550%	6/2/26	CAD	5,678	4,120
Province of Saskatchewan	2.650%	6/2/27	CAD	5,102	3,707
Province of Saskatchewan	5.750%	3/5/29	CAD	4,836	3,880
Province of Saskatchewan	2.200%	6/2/30	CAD	1,520	1,063
Province of Saskatchewan	2.150%	6/2/31	CAD	2,615	1,792
Province of Saskatchewan	6.400%	9/5/31	CAD	3,441	2,953
Province of Saskatchewan	3.900%	6/2/33	CAD	5,700	4,252
Province of Saskatchewan	5.800%	9/5/33	CAD	1,860	1,568
Province of Saskatchewan	3.300%	5/8/34	EUR	17,266	19,877
66

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Province of Saskatchewan	5.000%	3/5/37	CAD	179	142
	Province of Saskatchewan	3.900%	6/2/45	CAD	4,984	3,380
	Province of Saskatchewan	2.750%	12/2/46	CAD	7,448	4,153
	Province of Saskatchewan	3.300%	6/2/48	CAD	8,635	5,240
	Province of Saskatchewan	3.100%	6/2/50	CAD	8,853	5,148
	Province of Saskatchewan	2.800%	12/2/52	CAD	12,645	6,840
	Province of Saskatchewan	3.750%	3/5/54	CAD	2,686	1,736
	Province of Saskatchewan	4.200%	12/2/54	CAD	10,100	7,069
	Province of Saskatchewan	2.950%	6/2/58	CAD	1,428	774
	Province of Saskatchewan	3.800%	6/2/62	CAD	1,000	647
	PSP Capital Inc.	0.900%	6/15/26	CAD	4,550	3,242
	PSP Capital Inc.	1.500%	3/15/28	CAD	3,700	2,596
	PSP Capital Inc.	4.600%	2/6/29	AUD	18,000	11,829
	PSP Capital Inc.	3.750%	6/15/29	CAD	10,500	7,889
	PSP Capital Inc.	2.050%	1/15/30	CAD	9,572	6,667
	PSP Capital Inc.	2.600%	3/1/32	CAD	3,000	2,082
	PSP Capital Inc.	4.150%	6/1/33	CAD	18,900	14,306
	Regional Municipality of Peel Ontario	4.250%	12/2/33	CAD	1,000	758
	Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	3,561	2,779
	Regional Municipality of Peel Ontario	2.500%	6/16/51	CAD	4,547	2,241
	Regional Municipality of York	2.500%	6/2/26	CAD	1,529	1,109
	Regional Municipality of York	1.700%	5/27/30	CAD	1,512	1,030
	Regional Municipality of York	2.150%	6/22/31	CAD	1,346	918
	Regional Municipality of York	4.000%	5/31/32	CAD	2,365	1,778
	Regional Municipality of York	3.650%	5/13/33	CAD	1,581	1,151
	Regional Municipality of York	4.050%	5/1/34	CAD	5,573	4,121
	Royal Office Finance LP	5.209%	11/12/37	CAD	4,999	3,893
	South Coast British Columbia Transportation Authority	4.450%	6/9/44	CAD	2,100	1,485
	South Coast British Columbia Transportation Authority	3.150%	11/16/48	CAD	4,793	2,739
	South Coast British Columbia Transportation Authority	4.150%	12/12/53	CAD	1,800	1,201
	TCHC Issuer Trust	5.395%	2/22/40	CAD	1,060	835
	Toronto Canada	2.400%	6/7/27	CAD	2,587	1,870
	Toronto Canada	2.950%	4/28/35	CAD	1,388	930
	Toronto Canada	5.200%	6/1/40	CAD	3,121	2,469
	Toronto Canada	2.150%	8/25/40	CAD	2,582	1,415
	Toronto Canada	3.800%	12/13/42	CAD	3,160	2,100
	Toronto Canada	4.150%	3/10/44	CAD	2,515	1,718
	Toronto Canada	3.250%	6/24/46	CAD	2,040	1,205
	Toronto Canada	2.800%	11/22/49	CAD	2,802	1,486
	Toronto Canada	2.900%	4/29/51	CAD	2,796	1,505
	Toronto Canada	4.300%	6/1/52	CAD	5,216	3,596
	Toronto Canada	4.900%	5/15/54	CAD	2,810	2,132
	Toronto Canada	4.550%	10/29/54	CAD	800	575
	Winnipeg Canada	4.100%	6/1/45	CAD	1,160	779
	Winnipeg Canada	4.300%	11/15/51	CAD	2,121	1,447
						5,004,814
Chile (0.2%)
	Bonos de la Tesoreria de la Republica en pesos	0.000%	5/6/27	CLP	8,955,000	8,471
	Bonos de la Tesoreria de la Republica en pesos	4.900%	11/1/27	CLP	4,290,000	4,508
[3]	Bonos de la Tesoreria de la Republica en pesos	5.000%	10/1/28	CLP	10,500,000	11,040
	Bonos de la Tesoreria de la Republica en pesos	0.000%	4/1/29	CLP	10,325,000	9,007
[3]	Bonos de la Tesoreria de la Republica en pesos	5.800%	10/1/29	CLP	6,400,000	6,889
[3]	Bonos de la Tesoreria de la Republica en pesos	4.700%	9/1/30	CLP	19,450,000	19,997
[3]	Bonos de la Tesoreria de la Republica en pesos	6.000%	4/1/33	CLP	19,615,000	21,178
[3]	Bonos de la Tesoreria de la Republica en pesos	7.000%	5/1/34	CLP	3,500,000	4,057
[3]	Bonos de la Tesoreria de la Republica en pesos	5.800%	10/1/34	CLP	7,500,000	7,920
	Bonos de la Tesoreria de la Republica en pesos	5.000%	3/1/35	CLP	15,040,000	15,210
[3]	Bonos de la Tesoreria de la Republica en pesos	5.300%	11/1/37	CLP	6,270,000	6,330
[3]	Bonos de la Tesoreria de la Republica en pesos	6.200%	10/1/40	CLP	8,685,000	9,552
	Bonos de la Tesoreria de la Republica en pesos	6.000%	1/1/43	CLP	15,000,000	16,258
	Bonos de la Tesoreria de la Republica en pesos	5.100%	7/15/50	CLP	11,320,000	10,911
	Bonos de la Tesoreria de la Republica en pesos	6.100%	4/1/56	CLP	1,710,000	1,883
	Republic of Chile	0.100%	1/26/27	EUR	7,438	8,035
	Republic of Chile	0.555%	1/21/29	EUR	5,400	5,615
	Republic of Chile	3.875%	7/9/31	EUR	9,600	11,114
	Republic of Chile	3.750%	1/14/32	EUR	11,600	13,342
	Republic of Chile	4.125%	7/5/34	EUR	4,993	5,801
	Republic of Chile	1.300%	7/26/36	EUR	4,046	3,499
	Republic of Chile	1.250%	1/29/40	EUR	4,868	3,817
67

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Republic of Chile	1.250%	1/22/51	EUR	5,937	3,658
					208,092
China (1.2%)
Agricultural Development Bank of China	3.630%	7/19/26	CNY	50,000	7,050
Agricultural Development Bank of China	2.900%	3/8/28	CNY	150,000	21,351
Agricultural Development Bank of China	3.750%	1/25/29	CNY	375,200	55,544
Agricultural Development Bank of China	2.220%	4/9/29	CNY	165,000	23,205
Agricultural Development Bank of China	3.520%	5/24/31	CNY	20,000	3,036
Agricultural Development Bank of China	3.300%	11/5/31	CNY	100,000	15,079
Agricultural Development Bank of China	3.060%	6/6/32	CNY	170,000	25,414
Agricultural Development Bank of China	2.470%	4/2/34	CNY	80,650	11,739
Agricultural Development Bank of China	2.090%	9/26/34	CNY	80,000	11,302
China Development Bank	3.500%	8/13/26	CNY	235,300	33,164
China Development Bank	3.430%	1/14/27	CNY	50,000	7,091
China Development Bank	3.390%	7/10/27	CNY	100,000	14,275
China Development Bank	3.400%	1/8/28	CNY	100,000	14,399
China Development Bank	2.990%	3/1/29	CNY	100,000	14,446
China Development Bank	3.450%	9/20/29	CNY	50,000	7,400
China Development Bank	3.070%	3/10/30	CNY	25,000	3,665
China Development Bank	2.710%	7/10/30	CNY	100,000	14,430
China Development Bank	3.700%	10/20/30	CNY	50,000	7,604
China Development Bank	2.640%	1/8/31	CNY	102,940	14,901
China Development Bank	3.660%	3/1/31	CNY	60,000	9,160
China Development Bank	3.410%	6/7/31	CNY	150,000	22,686
China Development Bank	3.120%	9/13/31	CNY	120,000	17,925
China Development Bank	2.820%	5/22/33	CNY	78,050	11,623
China Development Bank	2.260%	7/19/34	CNY	81,000	11,676
China Development Bank	4.010%	1/9/37	CNY	74,900	12,673
China Development Bank	3.490%	11/8/41	CNY	60,000	10,084
China Development Bank	3.030%	7/24/43	CNY	80,000	12,715
China Government Bond	2.740%	8/4/26	CNY	85,000	11,889
China Government Bond	2.180%	8/15/26	CNY	193,900	26,929
China Government Bond	3.120%	12/5/26	CNY	100,000	14,126
China Government Bond	1.060%	12/15/26	CNY	150,000	20,514
China Government Bond	2.040%	2/25/27	CNY	150,000	20,840
China Government Bond	2.850%	6/4/27	CNY	130,000	18,409
China Government Bond	2.440%	10/15/27	CNY	155,000	21,822
China Government Bond	2.640%	1/15/28	CNY	150,000	21,270
China Government Bond	2.620%	4/15/28	CNY	172,570	24,555
China Government Bond	3.010%	5/13/28	CNY	160,000	23,036
China Government Bond	2.910%	10/14/28	CNY	100,000	14,433
China Government Bond	2.800%	3/24/29	CNY	40,000	5,778
China Government Bond	2.050%	4/15/29	CNY	171,000	24,047
China Government Bond	2.750%	6/15/29	CNY	40,000	5,782
China Government Bond	1.910%	7/15/29	CNY	100,000	14,000
China Government Bond	2.620%	9/25/29	CNY	70,000	10,074
China Government Bond	1.740%	10/15/29	CNY	154,000	21,390
China Government Bond	2.790%	12/15/29	CNY	100,000	14,543
China Government Bond	1.430%	1/25/30	CNY	160,000	21,964
China Government Bond	2.680%	5/21/30	CNY	60,000	8,708
China Government Bond	3.270%	11/19/30	CNY	40,000	6,049
China Government Bond	2.280%	3/25/31	CNY	106,500	15,256
China Government Bond	3.020%	5/27/31	CNY	115,000	17,190
China Government Bond	2.120%	6/25/31	CNY	115,000	16,365
China Government Bond	2.890%	11/18/31	CNY	30,000	4,472
China Government Bond	2.750%	2/17/32	CNY	75,000	11,111
China Government Bond	2.760%	5/15/32	CNY	80,000	11,880
China Government Bond	2.690%	8/15/32	CNY	120,000	17,780
China Government Bond	2.600%	9/1/32	CNY	105,000	15,473
China Government Bond	2.800%	11/15/32	CNY	205,000	30,640
China Government Bond	2.670%	5/25/33	CNY	78,740	11,721
China Government Bond	2.520%	8/25/33	CNY	81,000	11,952
China Government Bond	2.670%	11/25/33	CNY	74,640	11,113
China Government Bond	2.270%	5/25/34	CNY	146,000	21,190
China Government Bond	2.040%	11/25/34	CNY	50,000	7,141
China Government Bond	3.970%	7/23/48	CNY	129,350	24,649
China Government Bond	4.080%	10/22/48	CNY	40,000	7,772
China Government Bond	3.860%	7/22/49	CNY	135,200	25,537
China Government Bond	3.390%	3/16/50	CNY	158,000	28,202
68

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
China Government Bond	3.320%	4/15/52	CNY	30,000	5,365
China Government Bond	3.120%	10/25/52	CNY	92,000	15,831
China Government Bond	3.190%	4/15/53	CNY	29,570	5,144
China Government Bond	4.240%	11/24/64	CNY	20,000	4,480
China Government Bond	3.730%	5/25/70	CNY	30,000	6,280
China Government Bond	3.760%	3/22/71	CNY	20,000	4,204
China Government Bond	3.400%	7/15/72	CNY	20,000	3,927
China Government Bond	2.650%	3/25/74	CNY	24,800	4,128
Export-Import Bank of China	3.260%	2/24/27	CNY	140,000	19,827
Export-Import Bank of China	1.670%	9/13/27	CNY	100,000	13,769
Export-Import Bank of China	3.860%	5/20/29	CNY	50,000	7,466
Export-Import Bank of China	3.230%	3/23/30	CNY	55,000	8,114
Export-Import Bank of China	3.380%	7/16/31	CNY	70,000	10,561
Export-Import Bank of China	3.180%	3/11/32	CNY	130,000	19,523
Export-Import Bank of China	2.850%	7/7/33	CNY	100,000	14,870
					1,196,728
Colombia (0.3%)
Colombian TES	7.500%	8/26/26	COP	122,855,000	29,064
Colombian TES	5.750%	11/3/27	COP	85,160,000	18,462
Colombian TES	6.000%	4/28/28	COP	143,200,000	30,425
Colombian TES	7.750%	9/18/30	COP	84,210,000	17,354
Colombian TES	7.000%	3/26/31	COP	125,145,000	24,049
Colombian TES	7.000%	3/26/31	COP	11,600,000	2,229
Colombian TES	7.000%	6/30/32	COP	106,780,000	19,668
Colombian TES	13.250%	2/9/33	COP	106,275,000	26,961
Colombian TES	7.250%	10/18/34	COP	115,945,000	20,216
Colombian TES	6.250%	7/9/36	COP	75,845,000	11,448
Colombian TES	9.250%	5/28/42	COP	197,220,000	35,576
Colombian TES	11.500%	7/25/46	COP	113,430,000	24,260
Colombian TES	7.250%	10/26/50	COP	154,040,000	21,456
					281,168
Croatia (0.1%)
Republic of Croatia	3.000%	3/20/27	EUR	3,541	4,073
Republic of Croatia	1.125%	6/19/29	EUR	3,541	3,817
Republic of Croatia	1.500%	6/17/31	EUR	26,228	27,779
Republic of Croatia	2.875%	4/22/32	EUR	4,600	5,279
Republic of Croatia	3.375%	3/12/34	EUR	7,300	8,522
Republic of Croatia	4.000%	6/14/35	EUR	5,474	6,684
Republic of Croatia	3.250%	2/11/37	EUR	10,600	11,786
Republic of Croatia	1.750%	3/4/41	EUR	5,053	4,456
					72,396
Cyprus (0.0%)
Republic of Cyprus	3.250%	6/27/31	EUR	19,894	23,347
Czech Republic (0.4%)
Czech Republic	6.000%	2/26/26	CZK	529,370	24,536
Czech Republic	1.000%	6/26/26	CZK	946,570	41,819
Czech Republic	0.250%	2/10/27	CZK	251,570	10,810
Czech Republic	2.500%	8/25/28	CZK	188,810	8,335
Czech Republic	5.500%	12/12/28	CZK	186,750	9,082
Czech Republic	2.750%	7/23/29	CZK	1,832,470	80,827
Czech Republic	0.950%	5/15/30	CZK	811,930	32,479
Czech Republic	5.000%	9/30/30	CZK	639,980	30,986
Czech Republic	1.200%	3/13/31	CZK	548,580	21,701
Czech Republic	1.750%	6/23/32	CZK	340,000	13,483
Czech Republic	4.500%	11/11/32	CZK	731,740	34,557
Czech Republic	2.000%	10/13/33	CZK	190,090	7,437
Czech Republic	4.900%	4/14/34	CZK	813,480	39,533
Czech Republic	3.500%	5/30/35	CZK	504,710	21,888
Czech Republic	3.600%	6/3/36	CZK	42,860	1,860
Czech Republic	4.200%	12/4/36	CZK	49,580	2,247
Czech Republic	1.950%	7/30/37	CZK	253,320	8,978
Czech Republic	1.500%	4/24/40	CZK	159,730	4,973
Czech Republic	4.850%	11/26/57	CZK	210,430	9,646
					405,177
Denmark (0.4%)
Kingdom of Denmark	2.250%	10/2/26	EUR	35,000	39,823
Kingdom of Denmark	0.500%	11/15/29	DKK	338,247	48,430
69

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kingdom of Denmark	0.000%	11/15/31	DKK	441,612	58,940
	Kingdom of Denmark	2.250%	11/15/33	DKK	188,370	28,748
	Kingdom of Denmark	2.250%	11/15/33	DKK	350,921	53,556
	Kingdom of Denmark	4.500%	11/15/39	DKK	381,645	71,402
	Kingdom of Denmark	0.250%	11/15/52	DKK	90,182	7,345
	Kommunekredit	0.625%	5/11/26	EUR	2,214	2,473
	Kommunekredit	2.900%	11/27/26	AUD	2,131	1,345
	Kommunekredit	0.750%	5/18/27	EUR	13,135	14,506
	Kommunekredit	0.000%	11/17/29	EUR	30,000	30,617
	Kommunekredit	0.010%	5/4/34	EUR	14,000	12,360
						369,545
Estonia (0.0%)
	Republic of Estonia	4.000%	10/12/32	EUR	6,532	7,880
Finland (0.6%)
	Finnvera OYJ	2.125%	3/8/28	EUR	15,300	17,334
	Finnvera OYJ	0.375%	4/9/29	EUR	5,831	6,132
	Finnvera OYJ	1.125%	5/17/32	EUR	1,900	1,953
	Kuntarahoitus OYJ	0.625%	11/26/26	EUR	2,543	2,822
	Kuntarahoitus OYJ	0.000%	4/21/28	EUR	4,600	4,894
	Kuntarahoitus OYJ	4.375%	10/2/28	GBP	10,000	13,469
	Kuntarahoitus OYJ	2.500%	8/29/29	EUR	40,000	45,592
	Kuntarahoitus OYJ	1.250%	2/23/33	EUR	5,087	5,161
	Kuntarahoitus OYJ	0.050%	9/10/35	EUR	6,823	5,737
[3]	Republic of Finland	0.500%	9/15/27	EUR	26,133	28,632
[3]	Republic of Finland	2.875%	4/15/29	EUR	52,455	61,016
[3]	Republic of Finland	0.500%	9/15/29	EUR	112,487	118,586
[3]	Republic of Finland	0.000%	9/15/30	EUR	29,510	29,526
[3]	Republic of Finland	0.125%	9/15/31	EUR	14,549	14,204
[3]	Republic of Finland	1.500%	9/15/32	EUR	67,731	70,759
[3]	Republic of Finland	1.125%	4/15/34	EUR	16,396	16,096
[3]	Republic of Finland	3.000%	9/15/34	EUR	50,000	57,374
[3]	Republic of Finland	2.750%	4/15/38	EUR	34,441	37,362
[3]	Republic of Finland	0.250%	9/15/40	EUR	38,836	28,076
[3]	Republic of Finland	2.625%	7/4/42	EUR	17,532	18,188
[3]	Republic of Finland	0.500%	4/15/43	EUR	14,007	9,885
	Republic of Finland	3.200%	4/15/45	EUR	15,286	16,968
[3]	Republic of Finland	2.950%	4/15/55	EUR	21,194	21,907
						631,673
France (8.5%)
	Action Logement Services	1.375%	4/13/32	EUR	7,500	7,637
	Action Logement Services	4.125%	10/3/38	EUR	12,800	15,049
	Action Logement Services	0.750%	7/19/41	EUR	13,600	9,745
	Agence Francaise de Developpement EPIC	0.250%	7/21/26	EUR	6,000	6,656
	Agence Francaise de Developpement EPIC	3.750%	2/15/27	EUR	1,800	2,099
	Agence Francaise de Developpement EPIC	1.000%	1/31/28	EUR	2,500	2,743
	Agence Francaise de Developpement EPIC	0.010%	11/25/28	EUR	11,200	11,685
	Agence Francaise de Developpement EPIC	0.250%	6/29/29	EUR	19,600	20,249
	Agence Francaise de Developpement EPIC	2.875%	1/21/30	EUR	7,500	8,600
	Agence Francaise de Developpement EPIC	0.500%	5/25/30	EUR	5,300	5,408
	Agence Francaise de Developpement EPIC	1.375%	7/5/32	EUR	20,600	20,968
	Agence Francaise de Developpement EPIC	3.375%	5/25/33	EUR	11,100	12,820
	Agence Francaise de Developpement EPIC	1.500%	10/31/34	EUR	10,000	9,744
	Agence Francaise de Developpement EPIC	3.625%	1/20/35	EUR	26,900	31,336
	Agence Francaise de Developpement EPIC	0.500%	5/31/35	EUR	5,000	4,341
	Agence Francaise de Developpement EPIC	1.125%	3/2/37	EUR	18,200	15,955
	Agence France Locale	0.125%	6/20/26	EUR	8,600	9,540
	Agence France Locale	1.125%	6/20/28	EUR	4,500	4,922
	Agence France Locale	0.000%	3/20/31	EUR	6,400	6,190
	Agence France Locale	3.625%	6/20/38	EUR	5,000	5,648
	Bpifrance SACA	0.625%	5/25/26	EUR	35,000	39,090
	Bpifrance SACA	2.125%	11/29/27	EUR	12,500	14,181
	Bpifrance SACA	0.125%	11/25/28	EUR	8,300	8,697
	Bpifrance SACA	0.050%	9/26/29	EUR	5,000	5,085
	Bpifrance SACA	1.875%	5/25/30	EUR	5,000	5,470
	Bpifrance SACA	2.000%	9/2/30	EUR	12,000	13,045
	Bpifrance SACA	0.250%	6/4/31	EUR	19,300	18,829
	Bpifrance SACA	2.875%	1/31/32	EUR	11,700	13,285
	Bpifrance SACA	3.375%	5/25/34	EUR	27,500	31,582
70

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Caisse d'Amortissement de la Dette Sociale	2.875%	5/25/27	EUR	42,000	48,471
	Caisse d'Amortissement de la Dette Sociale	0.000%	2/25/28	EUR	9,300	9,928
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/29	EUR	31,300	32,275
	Caisse d'Amortissement de la Dette Sociale	3.125%	3/1/30	EUR	10,000	11,679
	Caisse d'Amortissement de la Dette Sociale	0.010%	11/25/30	EUR	50,000	49,195
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/31	EUR	35,700	34,547
	Caisse d'Amortissement de la Dette Sociale	0.125%	9/15/31	EUR	17,400	16,774
	Caisse d'Amortissement de la Dette Sociale	3.000%	11/25/31	EUR	10,000	11,504
	Caisse d'Amortissement de la Dette Sociale	0.450%	1/19/32	EUR	23,100	22,511
	Caisse d'Amortissement de la Dette Sociale	1.500%	5/25/32	EUR	22,400	23,294
	Caisse d'Amortissement de la Dette Sociale	2.750%	11/25/32	EUR	9,500	10,669
	Caisse des Depots et Consignations	3.000%	5/25/28	EUR	12,500	14,526
	Caisse Francaise de Financement Local SA	0.750%	1/11/27	EUR	2,000	2,215
	Caisse Francaise de Financement Local SA	0.750%	9/27/27	EUR	5,000	5,472
	Caisse Francaise de Financement Local SA	0.010%	4/27/29	EUR	11,600	11,911
	Caisse Francaise de Financement Local SA	1.500%	1/13/31	EUR	5,000	5,278
	Caisse Francaise de Financement Local SA	2.750%	10/3/31	EUR	30,000	33,904
	Caisse Francaise de Financement Local SA	1.125%	12/1/31	EUR	30,000	30,542
	Caisse Francaise de Financement Local SA	0.375%	1/20/32	EUR	7,900	7,642
	Caisse Francaise de Financement Local SA	1.250%	5/11/32	EUR	27,400	27,814
	Caisse Francaise de Financement Local SA	1.450%	1/16/34	EUR	16,800	16,753
	Caisse Francaise de Financement Local SA	1.500%	6/28/38	EUR	3,400	3,128
[6]	Dexia Credit Local SA	0.250%	12/10/26	GBP	5,000	6,267
[6]	Dexia Credit Local SA	1.000%	10/18/27	EUR	4,250	4,682
[6]	Dexia Credit Local SA	0.000%	1/21/28	EUR	5,300	5,659
[6]	Dexia Credit Local SA	3.125%	6/1/28	EUR	20,000	23,213
[3,7]	France	0.500%	5/25/26	EUR	178,321	199,249
[3,7]	France	2.500%	9/24/26	EUR	150,000	171,447
[3,7]	France	0.250%	11/25/26	EUR	83,694	92,510
[3,7]	France	0.000%	2/25/27	EUR	268,188	293,859
[3,7]	France	1.000%	5/25/27	EUR	164,689	183,277
[3,7]	France	2.500%	9/24/27	EUR	87,308	100,150
[3,7]	France	2.750%	10/25/27	EUR	179,885	207,629
[3,7]	France	0.750%	2/25/28	EUR	173,278	189,447
[3,7]	France	0.750%	5/25/28	EUR	226,349	246,433
[3,7]	France	0.750%	11/25/28	EUR	248,509	267,916
[3,7]	France	2.750%	2/25/29	EUR	410,552	473,783
[3,7]	France	5.500%	4/25/29	EUR	136,812	173,919
[3,7]	France	0.500%	5/25/29	EUR	176,702	186,549
[3,7]	France	0.000%	11/25/29	EUR	260,770	265,807
[3,7]	France	2.750%	2/25/30	EUR	100,054	115,105
[3,7]	France	2.500%	5/25/30	EUR	150,946	171,587
[3,7]	France	0.000%	11/25/30	EUR	276,798	273,166
[3,7]	France	1.500%	5/25/31	EUR	112,885	120,147
[3,7]	France	0.000%	11/25/31	EUR	302,173	287,726
[3,7]	France	0.000%	5/25/32	EUR	272,980	254,968
[3]	France	5.750%	10/25/32	EUR	52,358	70,969
[3,7]	France	2.000%	11/25/32	EUR	149,763	160,006
[3,7]	France	3.000%	5/25/33	EUR	188,000	214,180
[3,7]	France	3.500%	11/25/33	EUR	226,070	265,882
[3,7]	France	1.250%	5/25/34	EUR	149,386	145,366
[3,7]	France	3.000%	11/25/34	EUR	222,755	250,004
[3,7]	France	4.750%	4/25/35	EUR	59,460	76,574
[3,7]	France	3.200%	5/25/35	EUR	71,000	80,617
[3,7]	France	1.250%	5/25/36	EUR	142,099	131,117
[3,7]	France	1.250%	5/25/38	EUR	369,220	322,816
[3,7]	France	4.000%	10/25/38	EUR	35,596	42,759
[3,7]	France	1.750%	6/25/39	EUR	12,004	11,021
[3,8,9]	France	0.500%	5/25/40	EUR	88,590	64,978
[3]	France	4.500%	4/25/41	EUR	75,840	95,608
[3,7]	France	3.600%	5/25/42	EUR	140,103	158,020
[3,7]	France	2.500%	5/25/43	EUR	94,278	90,718
[3,7]	France	0.500%	6/25/44	EUR	123,736	80,104
[3,7]	France	3.250%	5/25/45	EUR	52,375	55,778
[3]	France	2.000%	5/25/48	EUR	109,121	90,580
[3]	France	3.000%	6/25/49	EUR	54,438	54,303
[3,7]	France	1.500%	5/25/50	EUR	130,205	93,278
[3,7]	France	0.750%	5/25/52	EUR	105,268	58,385
[3,7]	France	0.750%	5/25/53	EUR	123,989	66,930
[3,7]	France	3.000%	5/25/54	EUR	121,133	116,367
71

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	France	4.000%	4/25/55	EUR	58,409	67,434
[3]	France	3.250%	5/25/55	EUR	139,463	139,751
[3]	France	3.750%	5/25/56	EUR	20,000	21,914
[3]	France	4.000%	4/25/60	EUR	38,756	44,469
[3]	France	1.750%	5/25/66	EUR	81,794	52,769
[3]	France	0.500%	5/25/72	EUR	54,906	19,055
	Gestion Securite de Stocks Securite SA	3.375%	6/29/30	EUR	5,000	5,860
	Ile-de-France Mobilites	3.500%	10/4/39	EUR	4,000	4,440
	Ile-de-France Mobilites	0.950%	5/28/41	EUR	1,900	1,432
	Ile-de-France Mobilites	3.800%	5/25/45	EUR	17,000	19,208
	Regie Autonome des Transports Parisiens EPIC	0.875%	5/25/27	EUR	1,500	1,657
	Regie Autonome des Transports Parisiens EPIC	1.875%	5/25/32	EUR	5,300	5,540
	Region of Ile de France	0.625%	4/23/27	EUR	2,500	2,752
	Region of Ile de France	0.000%	4/20/28	EUR	2,500	2,649
	Region of Ile de France	0.100%	7/2/30	EUR	5,100	5,061
	Region of Ile de France	2.900%	4/30/31	EUR	6,000	6,831
	Region of Ile de France	1.375%	6/20/33	EUR	3,000	2,978
	Region of Ile de France	3.650%	5/25/35	EUR	8,000	9,370
	SFIL SA	0.050%	6/4/29	EUR	23,300	23,955
	SFIL SA	3.250%	11/25/30	EUR	5,000	5,817
	SNCF Reseau	3.125%	10/25/28	EUR	3,400	3,936
	SNCF Reseau	5.250%	12/7/28	GBP	8,708	12,002
	SNCF Reseau	0.875%	1/22/29	EUR	3,000	3,207
	SNCF Reseau	1.125%	5/25/30	EUR	14,300	14,993
	SNCF Reseau	1.000%	11/9/31	EUR	7,600	7,630
	SNCF Reseau	5.000%	10/10/33	EUR	7,891	10,110
	SNCF Reseau	5.250%	1/31/35	GBP	2,716	3,686
	SNCF Reseau	0.750%	5/25/36	EUR	10,900	9,267
	SNCF Reseau	1.500%	5/29/37	EUR	9,100	8,194
	SNCF Reseau	2.250%	12/20/47	EUR	6,300	5,222
	SNCF Reseau	2.000%	2/5/48	EUR	2,500	1,949
	SNCF Reseau	5.000%	3/11/52	GBP	2,574	3,064
	Societe Des Grands Projets EPIC	3.375%	5/25/45	EUR	5,000	5,315
	Societe Du Grand Paris EPIC	1.125%	10/22/28	EUR	5,200	5,656
	Societe Du Grand Paris EPIC	0.000%	11/25/30	EUR	14,500	14,197
	Societe Du Grand Paris EPIC	1.125%	5/25/34	EUR	23,200	22,066
	Societe Du Grand Paris EPIC	3.500%	5/25/43	EUR	5,600	6,102
	Societe Du Grand Paris EPIC	0.875%	5/10/46	EUR	7,000	4,624
	Societe Du Grand Paris EPIC	1.700%	5/25/50	EUR	8,500	6,269
	Societe Du Grand Paris EPIC	1.000%	11/26/51	EUR	16,800	9,933
	Societe Du Grand Paris EPIC	3.700%	5/25/53	EUR	3,300	3,563
	Societe Du Grand Paris EPIC	0.700%	10/15/60	EUR	5,100	2,180
	Societe Du Grand Paris EPIC	1.000%	2/18/70	EUR	9,300	4,052
	Societe Nationale SNCF SACA	0.875%	12/28/26	GBP	6,400	8,087
	Societe Nationale SNCF SACA	5.375%	3/18/27	GBP	4,134	5,598
	Societe Nationale SNCF SACA	1.500%	2/2/29	EUR	11,600	12,672
	Societe Nationale SNCF SACA	0.625%	4/17/30	EUR	6,800	6,999
	Societe Nationale SNCF SACA	0.227%	6/18/30	CHF	4,000	4,722
	Societe Nationale SNCF SACA	1.000%	5/25/40	EUR	14,900	11,540
	Societe Nationale SNCF SACA	0.875%	2/28/51	EUR	5,200	2,792
	UNEDIC ASSEO	0.100%	11/25/26	EUR	43,800	48,232
	UNEDIC ASSEO	1.250%	10/21/27	EUR	11,000	12,223
	UNEDIC ASSEO	0.500%	3/20/29	EUR	12,200	12,901
	UNEDIC ASSEO	0.250%	11/25/29	EUR	15,300	15,717
	UNEDIC ASSEO	0.000%	11/19/30	EUR	31,000	30,447
	UNEDIC ASSEO	1.750%	11/25/32	EUR	7,000	7,325
	UNEDIC ASSEO	1.250%	5/25/33	EUR	35,000	34,880
	UNEDIC ASSEO	0.100%	5/25/34	EUR	25,400	22,070
	UNEDIC ASSEO	0.250%	7/16/35	EUR	12,400	10,514
	Ville de Paris	1.250%	1/12/32	EUR	10,000	10,123
	Ville de Paris	3.750%	6/22/48	EUR	5,000	5,527
						8,774,014
Germany (7.5%)
	Bundesobligation	1.300%	10/15/27	EUR	75,000	84,174
	Bundesobligation	2.200%	4/13/28	EUR	314,000	360,106
	Bundesobligation	2.400%	10/19/28	EUR	120,000	138,501
	Bundesobligation	2.100%	4/12/29	EUR	200,000	228,378
	Bundesschatzanweisungen	2.900%	6/18/26	EUR	400,000	458,849
	Federal Republic of Germany	0.500%	8/15/27	EUR	13,872	15,299
72

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[7]	Federal Republic of Germany	0.000%	11/15/27	EUR	109,252	118,570
[7]	Federal Republic of Germany	0.500%	2/15/28	EUR	123,946	135,756
[7]	Federal Republic of Germany	0.250%	8/15/28	EUR	79,586	85,814
[7]	Federal Republic of Germany	0.000%	11/15/28	EUR	178,122	189,491
[7]	Federal Republic of Germany	2.100%	11/15/29	EUR	100,000	114,012
[7]	Federal Republic of Germany	2.400%	11/15/30	EUR	200,000	230,669
	Federal Republic of Germany	0.000%	2/15/31	EUR	5,458	5,504
[7]	Federal Republic of Germany	0.000%	8/15/31	EUR	119,486	118,859
[7]	Federal Republic of Germany	0.000%	2/15/32	EUR	136,674	133,917
[7]	Federal Republic of Germany	1.700%	8/15/32	EUR	155,812	170,571
[7]	Federal Republic of Germany	2.300%	2/15/33	EUR	115,429	131,015
	Federal Republic of Germany	2.300%	2/15/33	EUR	20,000	22,714
[7]	Federal Republic of Germany	2.600%	8/15/33	EUR	65,933	76,237
[7]	Federal Republic of Germany	2.200%	2/15/34	EUR	203,889	227,928
[7]	Federal Republic of Germany	2.600%	8/15/34	EUR	256,126	294,701
[7]	Federal Republic of Germany	0.000%	5/15/35	EUR	136,581	120,915
[7]	Federal Republic of Germany	0.000%	5/15/36	EUR	120,943	103,613
[7]	Federal Republic of Germany	4.000%	1/4/37	EUR	90,040	116,355
[7]	Federal Republic of Germany	1.000%	5/15/38	EUR	92,398	85,507
[7]	Federal Republic of Germany	4.250%	7/4/39	EUR	45,000	60,146
[7]	Federal Republic of Germany	4.750%	7/4/40	EUR	53,000	74,787
	Federal Republic of Germany	2.600%	5/15/41	EUR	61,556	68,049
[7]	Federal Republic of Germany	3.250%	7/4/42	EUR	109,147	131,052
[7]	Federal Republic of Germany	2.500%	7/4/44	EUR	106,968	115,426
[7]	Federal Republic of Germany	2.500%	8/15/46	EUR	140,573	150,553
[7]	Federal Republic of Germany	1.250%	8/15/48	EUR	140,421	116,402
[7]	Federal Republic of Germany	0.000%	8/15/50	EUR	139,190	77,817
[7]	Federal Republic of Germany	0.000%	8/15/50	EUR	35,000	19,623
[7]	Federal Republic of Germany	0.000%	8/15/52	EUR	55,000	28,997
[7]	Federal Republic of Germany	1.800%	8/15/53	EUR	200,855	180,459
	Federal Republic of Germany	2.500%	8/15/54	EUR	120,000	125,549
[10]	FMS Wertmanagement	0.375%	4/29/30	EUR	5,600	5,758
	Free & Hanseatic City of Hamburg	0.010%	6/15/28	EUR	7,500	7,945
	Free & Hanseatic City of Hamburg	1.450%	11/5/38	EUR	7,686	7,125
	Free & Hanseatic City of Hamburg	0.250%	2/18/41	EUR	14,000	10,005
	Free State of Bavaria	0.030%	4/3/28	EUR	22,546	24,038
	Free State of Bavaria	0.150%	4/3/30	EUR	5,036	5,114
	Free State of Bavaria	0.010%	1/18/35	EUR	17,718	15,422
	Free State of Saxony	0.010%	10/15/27	EUR	2,500	2,693
	Free State of Saxony	0.010%	11/5/29	EUR	11,459	11,710
	Free State of Saxony	0.010%	12/17/35	EUR	15,751	13,241
	Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH	0.010%	8/26/30	EUR	18,449	18,386
	Gemeinsame Deutsche Bundeslaender HB HH RP SL SH	0.625%	2/13/29	EUR	2,049	2,183
	Investitionsbank Berlin	0.250%	2/3/32	EUR	10,000	9,698
[10]	KFW	0.000%	6/15/26	EUR	38,607	42,839
[10]	KFW	1.250%	7/31/26	GBP	39,838	51,380
[10]	KFW	3.200%	9/11/26	AUD	4,317	2,753
[10]	KFW	0.000%	9/30/26	EUR	22,766	25,122
[10]	KFW	2.000%	2/15/27	AUD	9,300	5,803
[10]	KFW	0.625%	2/22/27	EUR	19,471	21,577
[10]	KFW	0.000%	3/31/27	EUR	26,264	28,719
[10]	KFW	0.000%	4/30/27	EUR	55,297	60,385
[10]	KFW	1.250%	6/30/27	EUR	31,942	35,686
[10]	KFW	3.750%	7/30/27	GBP	6,000	7,968
[10]	KFW	2.375%	8/5/27	EUR	51,366	58,784
[10]	KFW	0.500%	9/15/27	EUR	17,400	19,067
[10]	KFW	2.750%	10/1/27	EUR	110,000	126,997
[10]	KFW	0.000%	12/15/27	EUR	13,876	14,943
[10]	KFW	0.625%	1/7/28	EUR	20,497	22,404
[10]	KFW	1.375%	2/2/28	SEK	56,730	5,730
[10]	KFW	2.750%	3/15/28	EUR	23,204	26,841
[10]	KFW	3.200%	3/15/28	AUD	14,325	9,086
[10]	KFW	0.750%	6/28/28	EUR	15,810	17,210
[10]	KFW	3.125%	10/10/28	EUR	68,285	79,968
[10]	KFW	4.875%	10/10/28	GBP	5,000	6,865
[10]	KFW	3.750%	1/9/29	GBP	26,856	35,563
[10]	KFW	0.750%	1/15/29	EUR	14,123	15,233
[10]	KFW	4.200%	2/8/29	AUD	5,000	3,264
[10]	KFW	2.625%	4/26/29	EUR	20,000	23,033
[10]	KFW	2.750%	5/15/30	EUR	52,771	60,970
73

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[10]	KFW	3.125%	6/7/30	EUR	19,562	23,050
[10]	KFW	0.000%	9/17/30	EUR	38,887	38,870
[10]	KFW	4.250%	10/1/30	GBP	15,000	20,173
[10]	KFW	0.000%	1/10/31	EUR	22,546	22,319
[10]	KFW	2.750%	2/20/31	EUR	45,498	52,516
[10]	KFW	4.650%	2/28/31	AUD	10,000	6,603
[10]	KFW	0.125%	1/9/32	EUR	28,014	27,170
[10]	KFW	2.875%	3/31/32	EUR	46,100	53,406
[10]	KFW	5.750%	6/7/32	GBP	5,380	7,815
[10]	KFW	2.750%	2/14/33	EUR	15,000	17,185
[10]	KFW	1.125%	5/9/33	EUR	4,148	4,168
[10]	KFW	2.875%	6/7/33	EUR	21,163	24,378
[10]	KFW	0.050%	9/29/34	EUR	13,002	11,477
[10]	KFW	2.750%	1/17/35	EUR	18,939	21,457
[10]	KFW	1.375%	7/31/35	EUR	7,173	7,099
[10]	KFW	5.000%	6/9/36	GBP	3,735	5,115
[10]	KFW	1.250%	7/4/36	EUR	11,784	11,312
[10]	KFW	1.125%	3/31/37	EUR	21,007	19,518
[10]	KFW	4.700%	6/2/37	CAD	1,198	921
[10]	KFW	1.125%	6/15/37	EUR	5,124	4,742
[10]	KFW	2.600%	6/20/37	JPY	18,000	143
[10]	KFW	0.875%	7/4/39	EUR	33,337	28,659
	Land Baden-Wuerttemberg	0.625%	2/9/27	EUR	5,124	5,660
	Land Baden-Wuerttemberg	0.800%	4/5/28	EUR	5,124	5,583
	Land Baden-Wuerttemberg	2.875%	6/26/31	EUR	7,400	8,552
	Land Baden-Wuerttemberg	0.010%	7/9/32	EUR	16,396	15,466
	Land Baden-Wuerttemberg	3.000%	6/27/33	EUR	10,000	11,597
	Land Berlin	0.625%	2/8/27	EUR	2,869	3,173
	Land Berlin	0.010%	5/18/27	EUR	18,140	19,732
	Land Berlin	1.250%	6/1/28	EUR	9,000	9,919
	Land Berlin	0.010%	10/26/28	EUR	13,835	14,519
	Land Berlin	0.010%	7/2/30	EUR	32,085	32,085
	Land Berlin	2.625%	1/24/31	EUR	15,000	17,141
	Land Berlin	0.750%	4/3/34	EUR	2,548	2,429
	Land Berlin	0.125%	6/4/35	EUR	5,124	4,411
	Land Berlin	1.375%	6/5/37	EUR	2,561	2,414
	Land Berlin	1.375%	8/27/38	EUR	2,561	2,357
	Land Berlin	0.050%	8/6/40	EUR	7,686	5,437
	Land Berlin	0.100%	1/18/41	EUR	23,561	16,469
	Land Berlin	3.000%	3/13/54	EUR	10,000	10,504
	Land Schleswig-Holstein Germany	0.010%	10/22/26	EUR	12,300	13,538
	Land Thueringen	0.200%	10/26/26	EUR	7,686	8,480
	Land Thueringen	0.500%	3/2/29	EUR	15,000	15,914
	Land Thueringen	0.250%	3/5/40	EUR	4,201	3,108
	Landeskreditbank Baden-Wuerttemberg Foerderbank	1.000%	12/15/26	GBP	20,000	25,413
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	2/25/27	EUR	7,500	8,244
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.750%	3/16/32	EUR	12,000	12,069
[10]	Landwirtschaftliche Rentenbank	0.000%	9/28/26	EUR	20,000	22,039
[10]	Landwirtschaftliche Rentenbank	0.875%	12/15/26	GBP	10,000	12,699
[10]	Landwirtschaftliche Rentenbank	0.100%	3/8/27	EUR	5,500	6,020
[10]	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	2,390	1,506
[10]	Landwirtschaftliche Rentenbank	0.625%	5/18/27	EUR	16,551	18,230
[10]	Landwirtschaftliche Rentenbank	0.000%	9/22/27	EUR	5,600	6,047
[10]	Landwirtschaftliche Rentenbank	0.375%	2/14/28	EUR	5,124	5,538
[10]	Landwirtschaftliche Rentenbank	3.250%	4/12/28	AUD	7,110	4,510
[10]	Landwirtschaftliche Rentenbank	0.000%	7/19/28	EUR	5,110	5,407
[10]	Landwirtschaftliche Rentenbank	3.875%	2/9/29	GBP	10,000	13,291
[10]	Landwirtschaftliche Rentenbank	4.300%	2/14/29	AUD	9,100	5,948
[10]	Landwirtschaftliche Rentenbank	0.500%	2/28/29	EUR	28,916	30,691
[10]	Landwirtschaftliche Rentenbank	0.000%	11/27/29	EUR	16,701	17,040
[10]	Landwirtschaftliche Rentenbank	0.050%	12/18/29	EUR	6,000	6,130
[10]	Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	1,944	2,032
[10]	Landwirtschaftliche Rentenbank	0.050%	1/31/31	EUR	14,941	14,761
[10]	Landwirtschaftliche Rentenbank	2.750%	2/16/32	EUR	18,500	21,232
	Niedersachsen Invest GmbH	0.250%	7/16/35	EUR	10,000	8,876
	NRW Bank	0.500%	5/11/26	EUR	6,145	6,852
	NRW Bank	0.250%	9/28/26	EUR	3,049	3,372
	NRW Bank	0.625%	2/23/27	EUR	7,686	8,496
	NRW Bank	0.250%	3/16/27	EUR	2,895	3,173
	NRW Bank	0.125%	4/12/27	EUR	8,352	9,116
74

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
NRW Bank	0.500%	9/13/27	EUR	7,686	8,390
NRW Bank	0.625%	1/4/28	EUR	3,587	3,908
NRW Bank	0.375%	5/16/29	EUR	3,715	3,891
NRW Bank	0.125%	2/4/30	EUR	25,000	25,457
NRW Bank	0.000%	9/23/30	EUR	3,500	3,469
NRW Bank	0.875%	4/12/34	EUR	4,669	4,487
NRW Bank	2.875%	7/25/34	EUR	15,000	17,042
NRW Bank	0.100%	7/9/35	EUR	8,697	7,427
NRW Bank	0.500%	6/17/41	EUR	3,000	2,215
NRW Bank	1.250%	5/13/49	EUR	5,124	3,687
State of Brandenburg	0.010%	6/26/28	EUR	2,104	2,228
State of Brandenburg	0.050%	7/1/31	EUR	12,363	12,072
State of Brandenburg	1.125%	7/4/33	EUR	8,000	8,041
State of Brandenburg	3.000%	7/20/33	EUR	7,000	8,078
State of Brandenburg	0.750%	8/8/36	EUR	5,124	4,550
State of Brandenburg	1.450%	11/26/38	EUR	7,225	6,642
State of Bremen	3.000%	3/2/33	EUR	9,000	10,428
State of Bremen	1.500%	11/12/38	EUR	2,526	2,336
State of Bremen	1.000%	5/27/39	EUR	6,403	5,478
State of Bremen	0.500%	5/6/41	EUR	5,260	3,917
State of Bremen	0.550%	2/4/50	EUR	20,198	11,977
State of Hesse	0.375%	7/6/26	EUR	30,693	34,120
State of Hesse	0.625%	8/2/28	EUR	5,124	5,525
State of Hesse	0.010%	3/11/30	EUR	8,821	8,912
State of Hesse	0.000%	11/8/30	EUR	12,810	12,696
State of Hesse	0.125%	10/10/31	EUR	7,400	7,197
State of Hesse	1.300%	10/10/33	EUR	4,099	4,158
State of Hesse	2.750%	1/10/34	EUR	18,000	20,371
State of Hesse	2.625%	8/25/34	EUR	17,450	19,479
State of Lower Saxony	0.010%	9/8/26	EUR	12,731	14,038
State of Lower Saxony	0.000%	2/11/27	EUR	6,000	6,559
State of Lower Saxony	0.010%	11/25/27	EUR	33,879	36,406
State of Lower Saxony	0.750%	2/15/28	EUR	7,686	8,383
State of Lower Saxony	0.010%	2/19/29	EUR	10,002	10,413
State of Lower Saxony	0.375%	5/14/29	EUR	3,074	3,226
State of Lower Saxony	0.125%	1/10/30	EUR	5,124	5,233
State of Lower Saxony	0.010%	8/13/30	EUR	13,307	13,289
State of Lower Saxony	0.010%	1/10/31	EUR	4,669	4,609
State of Lower Saxony	0.050%	3/9/35	EUR	28,026	24,180
State of North Rhine-Westphalia Germany	0.500%	2/16/27	EUR	10,453	11,537
State of North Rhine-Westphalia Germany	0.200%	3/31/27	EUR	17,695	19,373
State of North Rhine-Westphalia Germany	0.950%	3/13/28	EUR	14,348	15,723
State of North Rhine-Westphalia Germany	0.000%	1/15/29	EUR	3,119	3,255
State of North Rhine-Westphalia Germany	0.200%	4/9/30	EUR	5,000	5,088
State of North Rhine-Westphalia Germany	2.750%	1/15/32	EUR	20,000	22,905
State of North Rhine-Westphalia Germany	2.375%	5/13/33	EUR	14,652	16,198
State of North Rhine-Westphalia Germany	2.900%	6/7/33	EUR	49,000	56,221
State of North Rhine-Westphalia Germany	0.000%	10/12/35	EUR	20,755	17,364
State of North Rhine-Westphalia Germany	1.250%	5/12/36	EUR	7,173	6,818
State of North Rhine-Westphalia Germany	1.650%	2/22/38	EUR	3,000	2,896
State of North Rhine-Westphalia Germany	0.500%	11/25/39	EUR	12,776	10,035
State of North Rhine-Westphalia Germany	1.500%	6/12/40	EUR	1,742	1,575
State of North Rhine-Westphalia Germany	0.600%	6/4/41	EUR	8,427	6,393
State of North Rhine-Westphalia Germany	1.450%	2/16/43	EUR	2,561	2,175
State of North Rhine-Westphalia Germany	1.000%	10/16/46	EUR	10,735	7,784
State of North Rhine-Westphalia Germany	1.650%	5/16/47	EUR	12,800	10,665
State of North Rhine-Westphalia Germany	1.550%	6/16/48	EUR	5,124	4,137
State of North Rhine-Westphalia Germany	0.800%	7/30/49	EUR	19,779	12,993
State of North Rhine-Westphalia Germany	0.375%	9/2/50	EUR	15,000	8,278
State of North Rhine-Westphalia Germany	0.200%	1/27/51	EUR	16,266	8,384
State of North Rhine-Westphalia Germany	0.500%	1/15/52	EUR	8,970	5,048
State of North Rhine-Westphalia Germany	2.900%	1/15/53	EUR	1,320	1,360
State of North Rhine-Westphalia Germany	3.000%	3/20/54	EUR	17,500	18,368
State of North Rhine-Westphalia Germany	1.750%	10/26/57	EUR	14,734	11,151
State of North Rhine-Westphalia Germany	1.750%	7/11/68	EUR	4,932	3,488
State of North Rhine-Westphalia Germany	3.400%	3/7/73	EUR	7,000	7,787
State of North Rhine-Westphalia Germany	1.950%	9/26/78	EUR	10,515	7,548
State of North Rhine-Westphalia Germany	2.150%	3/21/19	EUR	9,512	6,995
State of North Rhine-Westphalia Germany	1.375%	1/15/20	EUR	10,651	5,328
State of North Rhine-Westphalia Germany	0.950%	1/10/21	EUR	15,344	6,182
75

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	State of North Rhine-Westphalia Germany	1.450%	1/19/22	EUR	4,202	2,213
	State of Rhineland-Palatinate	0.100%	8/18/26	EUR	5,124	5,663
	State of Rhineland-Palatinate	0.375%	1/26/27	EUR	5,124	5,643
	State of Rhineland-Palatinate	0.700%	1/26/28	EUR	5,124	5,585
	State of Rhineland-Palatinate	0.750%	2/23/32	EUR	45,433	45,702
	State of Rhineland-Palatinate	0.375%	3/10/51	EUR	6,012	3,309
	State of Saxony-Anhalt	0.750%	1/29/29	EUR	6,000	6,437
	State of Saxony-Anhalt	0.000%	3/10/31	EUR	7,250	7,126
	State of Saxony-Anhalt	2.950%	6/20/33	EUR	8,800	10,165
	State of Saxony-Anhalt	3.150%	2/6/54	EUR	6,000	6,426
	State of Schleswig-Holstein Germany	0.500%	5/19/26	EUR	13,442	14,991
	State of Schleswig-Holstein Germany	1.375%	7/14/27	EUR	15,000	16,747
	State of Schleswig-Holstein Germany	0.625%	8/31/28	EUR	3,509	3,774
	State of Schleswig-Holstein Germany	0.010%	11/26/29	EUR	13,669	13,935
	State of Schleswig-Holstein Germany	0.010%	5/22/30	EUR	1,502	1,510
	State of Schleswig-Holstein Germany	0.050%	7/8/31	EUR	2,574	2,507
	State of Schleswig-Holstein Germany	3.000%	8/16/33	EUR	22,500	26,093
	State of Schleswig-Holstein Germany	2.875%	5/30/34	EUR	15,000	17,163
						7,685,694
Greece (0.3%)
[3]	Hellenic Republic	3.875%	6/15/28	EUR	58,342	69,654
[3]	Hellenic Republic	1.500%	6/18/30	EUR	9,716	10,489
	Hellenic Republic	3.900%	1/30/33	EUR	12,178	14,623
[3]	Hellenic Republic	3.625%	6/15/35	EUR	61,125	71,167
	Hellenic Republic	4.200%	1/30/42	EUR	20,375	24,146
[3]	Hellenic Republic	1.875%	1/24/52	EUR	41,034	30,922
[3]	Hellenic Republic	4.125%	6/15/54	EUR	36,056	40,910
						261,911
Hong Kong (0.0%)
	Hong Kong Government Bond Programme	3.375%	6/7/27	EUR	5,000	5,769
	Hong Kong Government Bond Programme	1.250%	6/29/27	HKD	3,000	376
	Hong Kong Government Bond Programme	1.970%	1/17/29	HKD	61,150	7,729
	Hong Kong Government Bond Programme	2.130%	7/16/30	HKD	40,250	5,038
	Hong Kong Government Bond Programme	1.890%	3/2/32	HKD	3,250	391
	Hong Kong Government Bond Programme	3.750%	6/7/32	EUR	5,000	5,903
	Hong Kong Government Bond Programme	2.020%	3/7/34	HKD	94,000	11,107
						36,313
Hungary (0.2%)
	Republic of Hungary	2.750%	12/22/26	HUF	3,546,820	9,414
	Republic of Hungary	5.000%	2/22/27	EUR	3,245	3,818
	Republic of Hungary	1.750%	10/10/27	EUR	2,254	2,481
	Republic of Hungary	3.000%	10/27/27	HUF	10,167,150	26,425
	Republic of Hungary	4.500%	3/23/28	HUF	15,525,090	41,459
	Republic of Hungary	0.125%	9/21/28	EUR	3,522	3,598
	Republic of Hungary	6.750%	10/22/28	HUF	2,390,670	6,782
	Republic of Hungary	2.000%	5/23/29	HUF	2,058,080	4,903
	Republic of Hungary	4.000%	7/25/29	EUR	27,629	31,944
	Republic of Hungary	3.000%	8/21/30	HUF	11,004,490	26,200
	Republic of Hungary	3.250%	10/22/31	HUF	484,810	1,127
	Republic of Hungary	1.625%	4/28/32	EUR	12,262	11,787
	Republic of Hungary	4.750%	11/24/32	HUF	5,500,000	13,689
	Republic of Hungary	2.250%	4/20/33	HUF	4,559,780	9,353
	Republic of Hungary	7.000%	10/24/35	HUF	1,461,110	4,141
	Republic of Hungary	3.000%	10/27/38	HUF	6,731,000	12,381
	Republic of Hungary	4.875%	3/22/40	EUR	25,968	27,930
	Republic of Hungary	3.000%	4/25/41	HUF	3,970,350	6,896
						244,328
Indonesia (1.0%)
	Indonesia Treasury Bond	8.375%	9/15/26	IDR	344,475,000	21,242
	Indonesia Treasury Bond	5.125%	4/15/27	IDR	348,269,000	20,453
	Indonesia Treasury Bond	7.000%	5/15/27	IDR	761,037,000	46,249
	Indonesia Treasury Bond	6.125%	5/15/28	IDR	736,413,000	43,915
	Indonesia Treasury Bond	6.375%	8/15/28	IDR	670,000,000	40,169
	Indonesia Treasury Bond	9.000%	3/15/29	IDR	25,516,000	1,661
	Indonesia Treasury Bond	6.875%	4/15/29	IDR	800,000,000	48,711
	Indonesia Treasury Bond	8.250%	5/15/29	IDR	629,199,000	40,161
	Indonesia Treasury Bond	7.000%	9/15/30	IDR	750,587,000	45,918
	Indonesia Treasury Bond	6.500%	2/15/31	IDR	646,998,000	38,471
76

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Indonesia Treasury Bond	8.750%	5/15/31	IDR	143,138,000	9,440
Indonesia Treasury Bond	6.375%	4/15/32	IDR	726,872,000	42,891
Indonesia Treasury Bond	7.500%	8/15/32	IDR	286,121,000	17,803
Indonesia Treasury Bond	7.000%	2/15/33	IDR	867,143,000	52,779
Indonesia Treasury Bond	6.625%	5/15/33	IDR	928,627,000	55,082
Indonesia Treasury Bond	6.625%	2/15/34	IDR	604,639,000	35,914
Indonesia Treasury Bond	8.375%	3/15/34	IDR	472,741,000	31,221
Indonesia Treasury Bond	7.500%	6/15/35	IDR	549,847,000	34,370
Indonesia Treasury Bond	6.750%	7/15/35	IDR	520,000,000	31,019
Indonesia Treasury Bond	8.250%	5/15/36	IDR	398,139,000	26,213
Indonesia Treasury Bond	9.750%	5/15/37	IDR	66,511,000	4,873
Indonesia Treasury Bond	7.500%	5/15/38	IDR	435,166,000	27,041
Indonesia Treasury Bond	7.125%	6/15/38	IDR	220,000,000	13,400
Indonesia Treasury Bond	8.375%	4/15/39	IDR	316,832,000	21,230
Indonesia Treasury Bond	7.500%	4/15/40	IDR	598,682,000	37,209
Indonesia Treasury Bond	7.125%	8/15/40	IDR	170,000,000	10,318
Indonesia Treasury Bond	9.500%	5/15/41	IDR	81,900,000	6,042
Indonesia Treasury Bond	7.125%	6/15/42	IDR	530,449,000	32,149
Indonesia Treasury Bond	7.125%	6/15/43	IDR	570,000,000	34,464
Indonesia Treasury Bond	7.375%	5/15/48	IDR	388,193,000	23,952
Indonesia Treasury Bond	6.875%	8/15/51	IDR	332,981,000	19,456
Indonesia Treasury Bond	6.875%	7/15/54	IDR	630,000,000	36,713
Republic of Indonesia	0.740%	5/26/26	JPY	300,000	2,086
Republic of Indonesia	1.450%	9/18/26	EUR	2,224	2,473
Republic of Indonesia	0.900%	2/14/27	EUR	4,195	4,592
Republic of Indonesia	3.750%	6/14/28	EUR	9,561	11,067
Republic of Indonesia	3.650%	9/10/32	EUR	10,000	11,212
Republic of Indonesia	1.100%	3/12/33	EUR	4,791	4,426
					986,385
Ireland (0.5%)
Republic of Ireland	1.000%	5/15/26	EUR	47,116	52,975
Republic of Ireland	0.200%	5/15/27	EUR	61,450	67,467
Republic of Ireland	0.900%	5/15/28	EUR	32,172	35,406
Republic of Ireland	1.100%	5/15/29	EUR	25,620	27,956
Republic of Ireland	0.200%	10/18/30	EUR	68,768	69,567
Republic of Ireland	0.000%	10/18/31	EUR	54,640	53,004
Republic of Ireland	0.350%	10/18/32	EUR	32,683	31,571
Republic of Ireland	1.300%	5/15/33	EUR	10,453	10,742
Republic of Ireland	2.600%	10/18/34	EUR	18,186	20,286
Republic of Ireland	0.400%	5/15/35	EUR	11,459	10,235
Republic of Ireland	0.550%	4/22/41	EUR	61,283	46,755
Republic of Ireland	2.000%	2/18/45	EUR	13,159	12,333
Republic of Ireland	1.500%	5/15/50	EUR	58,911	47,283
					485,580
Isle of Man (0.0%)
Isle of Man	1.625%	9/14/51	GBP	4,968	2,960
Israel (0.4%)
State of Israel	6.250%	10/30/26	ILS	28,757	8,150
State of Israel	1.500%	1/18/27	EUR	31,096	34,322
State of Israel	2.000%	3/31/27	ILS	82,667	21,870
State of Israel	3.750%	9/30/27	ILS	40,630	11,080
State of Israel	2.250%	9/28/28	ILS	116,708	30,223
State of Israel	1.500%	1/16/29	EUR	8,763	9,311
State of Israel	3.750%	2/28/29	ILS	161,830	43,938
State of Israel	1.000%	3/31/30	ILS	150,127	35,634
State of Israel	0.625%	1/18/32	EUR	8,843	8,071
State of Israel	1.300%	4/30/32	ILS	166,100	37,741
State of Israel	4.000%	3/30/35	ILS	172,969	46,361
State of Israel	2.375%	1/18/37	EUR	6,600	6,241
State of Israel	1.500%	5/31/37	ILS	93,550	18,808
State of Israel	5.500%	1/31/42	ILS	33,676	10,300
State of Israel	3.750%	3/31/47	ILS	92,481	22,374
State of Israel	2.500%	1/16/49	EUR	1,281	1,130
State of Israel	2.800%	11/29/52	ILS	147,160	28,453
					374,007
Italy (6.6%)
AMCO - Asset Management Co. SpA	0.750%	4/20/28	EUR	7,448	8,010
Cassa Depositi e Prestiti SpA	2.000%	4/20/27	EUR	7,600	8,586
77

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Cassa Depositi e Prestiti SpA	3.625%	1/13/30	EUR	5,000	5,862
	Cassa Depositi e Prestiti SpA	1.000%	2/11/30	EUR	8,600	8,959
	Cassa Depositi e Prestiti SpA	3.875%	7/12/31	EUR	5,000	5,858
	Italy Buoni Poliennali Del Tesoro	0.000%	8/1/26	EUR	47,626	52,761
	Italy Buoni Poliennali Del Tesoro	3.100%	8/28/26	EUR	188,204	216,408
	Italy Buoni Poliennali Del Tesoro	3.850%	9/15/26	EUR	60,000	69,698
	Italy Buoni Poliennali Del Tesoro	0.850%	1/15/27	EUR	69,546	77,492
	Italy Buoni Poliennali Del Tesoro	2.950%	2/15/27	EUR	90,000	103,737
	Italy Buoni Poliennali Del Tesoro	1.100%	4/1/27	EUR	101,436	113,170
	Italy Buoni Poliennali Del Tesoro	3.450%	7/15/27	EUR	89,946	105,079
	Italy Buoni Poliennali Del Tesoro	2.050%	8/1/27	EUR	65,766	74,719
	Italy Buoni Poliennali Del Tesoro	0.950%	9/15/27	EUR	53,475	59,218
	Italy Buoni Poliennali Del Tesoro	2.700%	10/15/27	EUR	70,000	80,540
	Italy Buoni Poliennali Del Tesoro	6.500%	11/1/27	EUR	45,150	56,715
	Italy Buoni Poliennali Del Tesoro	2.650%	12/1/27	EUR	126,036	145,013
	Italy Buoni Poliennali Del Tesoro	0.250%	3/15/28	EUR	125,426	134,931
	Italy Buoni Poliennali Del Tesoro	3.400%	4/1/28	EUR	175,391	205,848
	Italy Buoni Poliennali Del Tesoro	0.500%	7/15/28	EUR	53,889	57,939
	Italy Buoni Poliennali Del Tesoro	3.800%	8/1/28	EUR	88,875	105,623
	Italy Buoni Poliennali Del Tesoro	4.100%	2/1/29	EUR	180,000	216,628
	Italy Buoni Poliennali Del Tesoro	2.800%	6/15/29	EUR	221,952	255,600
	Italy Buoni Poliennali Del Tesoro	3.350%	7/1/29	EUR	237,000	277,971
	Italy Buoni Poliennali Del Tesoro	3.000%	10/1/29	EUR	152,735	176,507
	Italy Buoni Poliennali Del Tesoro	3.850%	12/15/29	EUR	50,000	59,910
[3]	Italy Buoni Poliennali Del Tesoro	3.500%	3/1/30	EUR	52,219	61,832
	Italy Buoni Poliennali Del Tesoro	1.350%	4/1/30	EUR	69,175	74,007
	Italy Buoni Poliennali Del Tesoro	3.700%	6/15/30	EUR	68,242	81,122
	Italy Buoni Poliennali Del Tesoro	0.950%	8/1/30	EUR	65,523	68,038
	Italy Buoni Poliennali Del Tesoro	4.000%	11/15/30	EUR	60,000	72,264
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	12/1/30	EUR	83,599	89,386
[3]	Italy Buoni Poliennali Del Tesoro	3.500%	2/15/31	EUR	95,581	112,183
	Italy Buoni Poliennali Del Tesoro	0.900%	4/1/31	EUR	113,029	114,802
	Italy Buoni Poliennali Del Tesoro	3.450%	7/15/31	EUR	198,663	231,844
[3]	Italy Buoni Poliennali Del Tesoro	0.600%	8/1/31	EUR	28,621	28,233
[3]	Italy Buoni Poliennali Del Tesoro	3.150%	11/15/31	EUR	150,382	171,858
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	12/1/31	EUR	70,000	69,964
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	3/1/32	EUR	53,714	55,933
	Italy Buoni Poliennali Del Tesoro	0.950%	6/1/32	EUR	84,388	83,089
	Italy Buoni Poliennali Del Tesoro	2.500%	12/1/32	EUR	60,997	66,303
	Italy Buoni Poliennali Del Tesoro	5.750%	2/1/33	EUR	100,845	134,399
	Italy Buoni Poliennali Del Tesoro	4.400%	5/1/33	EUR	38,449	47,276
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/33	EUR	35,354	37,806
	Italy Buoni Poliennali Del Tesoro	4.350%	11/1/33	EUR	214,045	261,646
	Italy Buoni Poliennali Del Tesoro	4.200%	3/1/34	EUR	107,000	129,245
	Italy Buoni Poliennali Del Tesoro	3.850%	7/1/34	EUR	79,105	92,859
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/34	EUR	19,080	24,409
	Italy Buoni Poliennali Del Tesoro	3.850%	2/1/35	EUR	149,190	174,279
[3]	Italy Buoni Poliennali Del Tesoro	3.350%	3/1/35	EUR	30,219	33,984
[3]	Italy Buoni Poliennali Del Tesoro	3.650%	8/1/35	EUR	164,013	187,643
[3]	Italy Buoni Poliennali Del Tesoro	1.450%	3/1/36	EUR	73,981	67,868
[3]	Italy Buoni Poliennali Del Tesoro	2.250%	9/1/36	EUR	20,000	19,820
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	2/1/37	EUR	8,594	10,089
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	3/1/37	EUR	59,952	50,357
[3]	Italy Buoni Poliennali Del Tesoro	4.050%	10/30/37	EUR	61,623	72,120
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	3/1/38	EUR	184,600	197,855
[3]	Italy Buoni Poliennali Del Tesoro	2.950%	9/1/38	EUR	11,971	12,375
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/39	EUR	86,507	110,046
[3]	Italy Buoni Poliennali Del Tesoro	4.150%	10/1/39	EUR	70,000	81,308
[3]	Italy Buoni Poliennali Del Tesoro	3.100%	3/1/40	EUR	57,451	59,178
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	9/1/40	EUR	58,949	74,762
[3]	Italy Buoni Poliennali Del Tesoro	3.850%	10/1/40	EUR	53,537	59,568
[3]	Italy Buoni Poliennali Del Tesoro	1.800%	3/1/41	EUR	58,187	49,196
[3]	Italy Buoni Poliennali Del Tesoro	4.450%	9/1/43	EUR	96,201	113,854
[3]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/44	EUR	27,724	34,165
[3]	Italy Buoni Poliennali Del Tesoro	1.500%	4/30/45	EUR	47,279	35,105
[3]	Italy Buoni Poliennali Del Tesoro	4.100%	4/30/46	EUR	37,742	42,671
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	9/1/46	EUR	50,172	49,762
[3]	Italy Buoni Poliennali Del Tesoro	2.700%	3/1/47	EUR	44,750	40,398
[3]	Italy Buoni Poliennali Del Tesoro	3.450%	3/1/48	EUR	66,690	67,608
[3]	Italy Buoni Poliennali Del Tesoro	3.850%	9/1/49	EUR	102,843	110,312
78

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/50	EUR	79,209	65,448
[3]	Italy Buoni Poliennali Del Tesoro	1.700%	9/1/51	EUR	60,444	41,995
[3]	Italy Buoni Poliennali Del Tesoro	2.150%	9/1/52	EUR	15,000	11,350
[3]	Italy Buoni Poliennali Del Tesoro	4.500%	10/1/53	EUR	25,828	30,052
[3]	Italy Buoni Poliennali Del Tesoro	4.300%	10/1/54	EUR	67,384	75,591
[3]	Italy Buoni Poliennali Del Tesoro	2.800%	3/1/67	EUR	43,717	35,617
	Republic of Italy	6.000%	8/4/28	GBP	6,098	8,415
						6,814,071
Japan (11.7%)
	Aichi Prefecture	0.001%	10/15/26	JPY	100,000	692
	Aichi Prefecture	0.050%	9/20/29	JPY	100,000	672
	Aichi Prefecture	0.150%	9/20/30	JPY	100,000	667
	Aichi Prefecture	0.772%	9/20/33	JPY	300,000	2,016
	City of Yokohama Japan	0.150%	6/12/30	JPY	1,000,000	6,686
	Development Bank of Japan Inc.	0.810%	3/19/59	JPY	200,000	729
	Fukuoka Prefecture	0.432%	6/18/49	JPY	350,000	1,489
	Hyogo Prefecture	1.020%	7/13/29	JPY	850,000	5,959
	Hyogo Prefecture	1.400%	9/8/34	JPY	200,000	1,399
	Japan	0.400%	6/1/26	JPY	8,000,000	55,852
	Japan	0.005%	6/20/26	JPY	8,821,400	61,309
	Japan	0.100%	6/20/26	JPY	2,784,100	19,371
	Japan	0.400%	7/1/26	JPY	10,000,000	69,794
	Japan	0.400%	8/1/26	JPY	11,000,000	76,758
	Japan	0.400%	9/1/26	JPY	3,321,050	23,166
	Japan	0.005%	9/20/26	JPY	5,865,650	40,693
	Japan	0.100%	9/20/26	JPY	3,558,700	24,720
	Japan	2.200%	9/20/26	JPY	1,530,700	10,940
	Japan	2.300%	9/20/26	JPY	17,900	128
	Japan	0.400%	10/1/26	JPY	10,000,000	69,736
	Japan	0.500%	11/1/26	JPY	10,000,000	69,808
	Japan	0.600%	12/1/26	JPY	5,000,000	34,954
	Japan	0.005%	12/20/26	JPY	9,699,800	67,154
	Japan	0.100%	12/20/26	JPY	8,358,350	57,956
	Japan	2.100%	12/20/26	JPY	2,562,050	18,344
	Japan	0.600%	1/1/27	JPY	13,000,000	90,863
	Japan	0.700%	2/1/27	JPY	8,000,000	56,001
	Japan	0.800%	3/1/27	JPY	7,700,000	53,997
	Japan	0.005%	3/20/27	JPY	8,990,650	62,123
	Japan	0.100%	3/20/27	JPY	8,316,950	57,567
	Japan	0.100%	3/20/27	JPY	5,331,150	36,903
	Japan	2.000%	3/20/27	JPY	512,400	3,673
	Japan	2.100%	3/20/27	JPY	179,300	1,288
	Japan	0.900%	4/1/27	JPY	11,000,000	77,282
	Japan	0.005%	6/20/27	JPY	8,482,000	58,501
	Japan	0.100%	6/20/27	JPY	5,347,850	36,958
	Japan	2.100%	6/20/27	JPY	1,000,000	7,205
	Japan	2.300%	6/20/27	JPY	1,010,200	7,308
	Japan	0.100%	9/20/27	JPY	7,584,000	52,316
	Japan	0.100%	9/20/27	JPY	6,850,000	47,255
	Japan	2.200%	9/20/27	JPY	1,007,650	7,300
	Japan	0.100%	12/20/27	JPY	5,264,400	36,253
	Japan	0.200%	12/20/27	JPY	5,000,000	34,522
	Japan	2.100%	12/20/27	JPY	2,988,300	21,668
	Japan	0.100%	3/20/28	JPY	6,412,050	44,073
	Japan	0.100%	3/20/28	JPY	7,418,550	50,991
	Japan	0.200%	3/20/28	JPY	5,600,000	38,601
	Japan	2.200%	3/20/28	JPY	3,824,050	27,886
	Japan	2.400%	3/20/28	JPY	2,997,600	21,974
	Japan	0.100%	6/20/28	JPY	5,095,250	34,952
	Japan	0.100%	6/20/28	JPY	2,226,400	15,270
	Japan	0.200%	6/20/28	JPY	4,117,200	28,328
	Japan	0.300%	6/20/28	JPY	1,200,000	8,282
	Japan	2.300%	6/20/28	JPY	760,000	5,573
	Japan	2.400%	6/20/28	JPY	1,282,800	9,435
	Japan	0.100%	9/20/28	JPY	6,030,450	41,277
	Japan	0.300%	9/20/28	JPY	3,000,000	20,670
	Japan	0.400%	9/20/28	JPY	4,500,000	31,108
	Japan	2.100%	9/20/28	JPY	3,139,100	22,945
	Japan	2.200%	9/20/28	JPY	614,850	4,509
79

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.100%	12/20/28	JPY	4,828,750	32,961
Japan	0.200%	12/20/28	JPY	10,500,000	71,948
Japan	0.300%	12/20/28	JPY	3,000,000	20,609
Japan	0.300%	12/20/28	JPY	3,000,000	20,628
Japan	0.400%	12/20/28	JPY	4,500,000	31,052
Japan	1.900%	12/20/28	JPY	3,709,800	27,000
Japan	2.100%	12/20/28	JPY	307,400	2,252
Japan	0.100%	3/20/29	JPY	8,564,400	58,315
Japan	0.400%	3/20/29	JPY	6,000,000	41,331
Japan	0.500%	3/20/29	JPY	7,000,000	48,416
Japan	0.600%	3/20/29	JPY	10,000,000	69,415
Japan	1.900%	3/20/29	JPY	2,126,500	15,500
Japan	2.100%	3/20/29	JPY	2,312,500	16,978
Japan	0.100%	6/20/29	JPY	5,856,400	39,786
Japan	0.400%	6/20/29	JPY	6,500,000	44,703
Japan	0.500%	6/20/29	JPY	2,000,000	13,779
Japan	0.500%	6/20/29	JPY	6,000,000	41,398
Japan	0.600%	6/20/29	JPY	10,000,000	69,332
Japan	2.100%	6/20/29	JPY	2,833,600	20,856
Japan	0.100%	9/20/29	JPY	5,603,400	37,957
Japan	0.600%	9/20/29	JPY	6,000,000	41,531
Japan	0.700%	9/20/29	JPY	20,000,000	139,044
Japan	2.100%	9/20/29	JPY	3,705,350	27,326
Japan	2.800%	9/20/29	JPY	1,383,450	10,488
Japan	0.100%	12/20/29	JPY	5,851,550	39,552
Japan	0.900%	12/20/29	JPY	4,150,000	29,083
Japan	1.000%	12/20/29	JPY	3,150,000	22,175
Japan	1.100%	12/20/29	JPY	3,000,000	21,211
Japan	2.100%	12/20/29	JPY	3,843,100	28,391
Japan	2.200%	12/20/29	JPY	2,941,200	21,823
Japan	2.100%	3/20/30	JPY	6,340,950	46,942
Japan	2.200%	3/20/30	JPY	3,228,150	24,003
Japan	2.300%	5/20/30	JPY	87,100	652
Japan	0.100%	6/20/30	JPY	5,053,050	33,957
Japan	1.600%	6/20/30	JPY	292,050	2,116
Japan	1.800%	6/20/30	JPY	20,450	150
Japan	2.000%	6/20/30	JPY	2,562,050	18,927
Japan	0.100%	9/20/30	JPY	4,906,850	32,892
Japan	1.800%	9/20/30	JPY	717,350	5,257
Japan	1.900%	9/20/30	JPY	2,239,250	16,492
Japan	0.100%	12/20/30	JPY	3,308,400	22,132
Japan	2.000%	12/20/30	JPY	2,837,200	21,049
Japan	2.100%	12/20/30	JPY	5,436,400	40,533
Japan	0.100%	3/20/31	JPY	4,480,300	29,918
Japan	1.900%	3/20/31	JPY	3,074,450	22,726
Japan	2.000%	3/20/31	JPY	6,241,250	46,373
Japan	2.200%	3/20/31	JPY	4,556,200	34,217
Japan	1.800%	6/20/31	JPY	3,185,250	23,439
Japan	1.900%	6/20/31	JPY	5,348,850	39,588
Japan	0.100%	9/20/31	JPY	1,677,250	11,122
Japan	1.700%	9/20/31	JPY	7,040,350	51,581
Japan	1.800%	9/20/31	JPY	6,581,550	48,494
Japan	0.100%	12/20/31	JPY	2,544,700	16,832
Japan	1.700%	12/20/31	JPY	4,833,200	35,436
Japan	1.800%	12/20/31	JPY	8,444,650	62,298
Japan	0.200%	3/20/32	JPY	1,000,000	6,636
Japan	1.600%	3/20/32	JPY	3,586,150	26,160
Japan	1.700%	3/20/32	JPY	2,639,700	19,366
Japan	1.800%	3/20/32	JPY	5,379,000	39,719
Japan	1.500%	6/20/32	JPY	2,228,150	16,137
Japan	1.600%	6/20/32	JPY	3,792,600	27,644
Japan	1.700%	6/20/32	JPY	3,000,000	22,017
Japan	0.200%	9/20/32	JPY	3,500,000	23,071
Japan	1.700%	9/20/32	JPY	8,517,100	62,467
Japan	1.800%	11/22/32	JPY	800,000	5,907
Japan	0.500%	12/20/32	JPY	3,500,000	23,514
Japan	1.700%	12/20/32	JPY	6,254,400	45,862
Japan	1.800%	12/20/32	JPY	4,074,450	30,084
Japan	0.500%	3/20/33	JPY	5,007,450	33,541
Japan	1.100%	3/20/33	JPY	800,000	5,612
80

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	1.500%	3/20/33	JPY	6,311,250	45,606
Japan	1.600%	3/20/33	JPY	5,101,150	37,135
Japan	0.400%	6/20/33	JPY	14,355,600	95,000
Japan	1.700%	6/20/33	JPY	1,294,250	9,484
Japan	1.700%	6/20/33	JPY	6,138,450	44,980
Japan	0.800%	9/20/33	JPY	16,960,050	115,646
Japan	1.700%	9/20/33	JPY	7,838,600	57,373
Japan	0.600%	12/20/33	JPY	21,050,000	140,648
Japan	0.700%	12/20/33	JPY	2,000,000	13,407
Japan	1.600%	12/20/33	JPY	7,503,300	54,443
Japan	2.000%	12/20/33	JPY	256,200	1,918
Japan	0.800%	3/20/34	JPY	20,000,000	135,404
Japan	1.000%	3/20/34	JPY	3,000,000	20,580
Japan	1.500%	3/20/34	JPY	5,500,000	39,503
Japan	2.400%	3/20/34	JPY	1,895,900	14,617
Japan	1.100%	6/20/34	JPY	27,276,250	188,883
Japan	1.500%	6/20/34	JPY	8,276,150	59,306
Japan	2.500%	6/20/34	JPY	1,031,450	8,014
Japan	0.900%	9/20/34	JPY	29,000,000	196,588
Japan	1.400%	9/20/34	JPY	11,128,950	78,865
Japan	2.500%	9/20/34	JPY	1,004,950	7,805
Japan	1.200%	12/20/34	JPY	9,566,650	66,414
Japan	1.200%	12/20/34	JPY	9,600,000	66,649
Japan	2.400%	12/20/34	JPY	1,178,550	9,075
Japan	1.200%	3/20/35	JPY	10,380,300	71,850
Japan	2.300%	3/20/35	JPY	1,281,000	9,774
Japan	1.300%	6/20/35	JPY	7,640,850	53,209
Japan	2.300%	6/20/35	JPY	1,834,450	13,986
Japan	1.200%	9/20/35	JPY	9,898,000	68,036
Japan	2.500%	9/20/35	JPY	512,400	3,972
Japan	1.000%	12/20/35	JPY	9,160,050	61,465
Japan	2.300%	12/20/35	JPY	1,286,150	9,784
Japan	0.400%	3/20/36	JPY	7,584,800	47,519
Japan	2.500%	3/20/36	JPY	1,131,400	8,758
Japan	0.200%	6/20/36	JPY	7,397,900	45,022
Japan	2.500%	6/20/36	JPY	2,242,950	17,346
Japan	0.500%	9/20/36	JPY	13,247,850	83,032
Japan	2.500%	9/20/36	JPY	307,400	2,375
Japan	0.600%	12/20/36	JPY	11,445,400	72,197
Japan	2.300%	12/20/36	JPY	414,050	3,134
Japan	0.700%	3/20/37	JPY	10,055,500	63,839
Japan	2.400%	3/20/37	JPY	1,851,850	14,139
Japan	0.600%	6/20/37	JPY	9,009,250	56,209
Japan	0.600%	9/20/37	JPY	11,083,150	68,739
Japan	2.500%	9/20/37	JPY	1,688,650	12,987
Japan	0.600%	12/20/37	JPY	9,556,950	58,944
Japan	0.500%	3/20/38	JPY	10,475,050	63,349
Japan	2.500%	3/20/38	JPY	3,134,700	24,030
Japan	0.500%	6/20/38	JPY	12,818,600	77,016
Japan	0.700%	9/20/38	JPY	11,771,800	72,250
Japan	2.400%	9/20/38	JPY	3,072,400	23,204
Japan	0.500%	12/20/38	JPY	11,990,450	71,125
Japan	0.400%	3/20/39	JPY	11,064,900	64,291
Japan	2.300%	3/20/39	JPY	5,549,950	41,276
Japan	0.300%	6/20/39	JPY	11,702,400	66,516
Japan	0.300%	9/20/39	JPY	12,042,900	67,963
Japan	2.200%	9/20/39	JPY	5,874,850	42,968
Japan	0.300%	12/20/39	JPY	9,787,400	54,855
Japan	0.400%	3/20/40	JPY	12,734,200	72,037
Japan	2.300%	3/20/40	JPY	6,626,850	48,894
Japan	0.400%	6/20/40	JPY	14,934,450	83,909
Japan	0.400%	9/20/40	JPY	13,926,800	77,681
Japan	2.000%	9/20/40	JPY	9,206,700	65,045
Japan	0.500%	12/20/40	JPY	14,647,250	82,488
Japan	0.500%	3/20/41	JPY	12,965,650	72,583
Japan	2.200%	3/20/41	JPY	8,298,700	59,864
Japan	0.400%	6/20/41	JPY	14,576,750	79,653
Japan	0.500%	9/20/41	JPY	14,702,750	81,179
Japan	2.000%	9/20/41	JPY	9,808,600	68,461
Japan	0.500%	12/20/41	JPY	14,086,400	77,282
81

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Japan	0.800%	3/20/42	JPY	14,733,450	84,766
	Japan	2.000%	3/20/42	JPY	9,954,450	69,148
	Japan	0.900%	6/20/42	JPY	13,214,000	76,930
	Japan	1.100%	9/20/42	JPY	11,040,000	66,183
	Japan	1.900%	9/20/42	JPY	12,501,050	85,144
	Japan	1.400%	12/20/42	JPY	8,462,600	53,122
	Japan	1.100%	3/20/43	JPY	10,770,000	63,994
	Japan	1.800%	3/20/43	JPY	9,454,750	63,042
	Japan	1.100%	6/20/43	JPY	11,718,150	69,318
	Japan	1.900%	6/20/43	JPY	6,897,750	46,590
	Japan	1.500%	9/20/43	JPY	12,446,350	78,588
	Japan	1.800%	9/20/43	JPY	5,721,800	37,931
	Japan	1.300%	12/20/43	JPY	11,000,000	66,795
	Japan	1.700%	12/20/43	JPY	5,589,800	36,326
	Japan	1.600%	3/20/44	JPY	10,500,000	66,889
	Japan	1.700%	3/20/44	JPY	5,946,700	38,532
	Japan	1.700%	6/20/44	JPY	4,962,200	32,039
	Japan	1.900%	6/20/44	JPY	10,583,450	70,638
	Japan	1.700%	9/20/44	JPY	5,165,800	33,264
	Japan	1.800%	9/20/44	JPY	10,500,000	68,785
	Japan	1.500%	12/20/44	JPY	2,986,800	18,523
	Japan	2.000%	12/20/44	JPY	6,000,000	40,512
	Japan	1.500%	3/20/45	JPY	6,954,900	42,972
	Japan	2.400%	3/20/45	JPY	1,000,000	7,197
	Japan	1.600%	6/20/45	JPY	3,205,100	20,106
	Japan	1.400%	9/20/45	JPY	3,165,500	19,066
	Japan	1.400%	12/20/45	JPY	4,272,150	25,631
	Japan	0.800%	3/20/46	JPY	6,612,650	34,937
	Japan	0.300%	6/20/46	JPY	5,982,000	27,947
	Japan	0.500%	9/20/46	JPY	6,827,950	33,285
	Japan	0.600%	12/20/46	JPY	5,607,150	27,813
	Japan	0.800%	3/20/47	JPY	5,638,400	29,159
	Japan	0.800%	6/20/47	JPY	5,115,400	26,293
	Japan	0.800%	9/20/47	JPY	6,227,600	31,836
	Japan	0.800%	12/20/47	JPY	6,082,550	30,909
[5]	Japan	0.800%	3/20/48	JPY	3,814,200	19,285
[5]	Japan	2.400%	3/20/48	JPY	1,209,950	8,492
[5]	Japan	0.700%	6/20/48	JPY	7,192,400	35,238
[5]	Japan	0.900%	9/20/48	JPY	4,363,500	22,348
[5]	Japan	0.700%	12/20/48	JPY	5,466,600	26,492
[5]	Japan	0.500%	3/20/49	JPY	5,526,050	25,235
[5]	Japan	2.200%	3/20/49	JPY	2,632,650	17,663
[5]	Japan	0.400%	6/20/49	JPY	6,198,550	27,326
[5]	Japan	0.400%	9/20/49	JPY	2,998,950	13,132
[5]	Japan	0.400%	12/20/49	JPY	8,540,250	37,132
[5]	Japan	0.400%	3/20/50	JPY	8,362,550	36,079
[5]	Japan	2.200%	3/20/50	JPY	1,597,800	10,617
[5]	Japan	0.600%	6/20/50	JPY	9,658,350	43,800
[5]	Japan	0.600%	9/20/50	JPY	10,050,000	45,259
[5]	Japan	0.700%	12/20/50	JPY	10,375,450	47,756
[5]	Japan	0.700%	3/20/51	JPY	9,903,400	45,235
[5]	Japan	2.200%	3/20/51	JPY	4,574,950	29,952
[5]	Japan	0.700%	6/20/51	JPY	9,096,800	41,222
[5]	Japan	0.700%	9/20/51	JPY	10,410,300	46,920
[5]	Japan	0.700%	12/20/51	JPY	11,380,100	51,008
[5]	Japan	1.000%	3/20/52	JPY	10,784,000	52,408
[5]	Japan	2.000%	3/20/52	JPY	6,967,350	43,228
[5]	Japan	1.300%	6/20/52	JPY	7,613,400	39,925
[5]	Japan	1.400%	9/20/52	JPY	9,755,000	52,287
[5]	Japan	1.600%	12/20/52	JPY	8,884,550	49,860
[5]	Japan	1.400%	3/20/53	JPY	10,692,950	56,925
[5]	Japan	1.900%	3/20/53	JPY	3,782,450	22,731
[5]	Japan	1.200%	6/20/53	JPY	10,337,000	51,945
[5]	Japan	1.800%	9/20/53	JPY	10,001,000	58,404
[5]	Japan	1.600%	12/20/53	JPY	10,200,000	56,521
[5]	Japan	1.700%	3/20/54	JPY	3,676,550	20,828
[5]	Japan	1.800%	3/20/54	JPY	11,690,000	67,854
[5]	Japan	2.200%	6/20/54	JPY	10,412,350	66,212
[5]	Japan	2.100%	9/20/54	JPY	9,500,000	59,017
[5]	Japan	2.300%	12/20/54	JPY	5,500,000	35,620
82

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[5]	Japan	1.400%	3/20/55	JPY	4,276,950	22,213
	Japan	2.400%	3/20/55	JPY	1,000,000	6,620
	Japan	0.400%	3/20/56	JPY	9,966,050	36,573
	Japan	0.900%	3/20/57	JPY	9,075,400	39,223
	Japan	0.800%	3/20/58	JPY	8,618,300	35,256
	Japan	0.500%	3/20/59	JPY	9,807,450	34,759
	Japan	0.500%	3/20/60	JPY	14,834,450	51,291
	Japan	0.700%	3/20/61	JPY	14,287,800	52,584
	Japan	1.000%	3/20/62	JPY	13,732,700	55,873
	Japan	1.300%	3/20/63	JPY	14,679,000	65,637
	Japan	2.200%	3/20/64	JPY	12,365,200	72,309
	Japan Bank for International Cooperation	2.625%	10/17/30	EUR	7,422	8,449
	Japan Expressway Holding & Debt Repayment Agency	2.280%	4/20/27	JPY	30,000	216
	Japan Expressway Holding & Debt Repayment Agency	0.140%	4/30/27	JPY	1,216,600	8,400
	Japan Expressway Holding & Debt Repayment Agency	0.110%	5/31/27	JPY	5,600	39
	Japan Expressway Holding & Debt Repayment Agency	0.130%	6/30/27	JPY	650,400	4,484
	Japan Expressway Holding & Debt Repayment Agency	0.160%	7/30/27	JPY	500,000	3,447
	Japan Expressway Holding & Debt Repayment Agency	0.155%	8/31/27	JPY	429,700	2,960
	Japan Expressway Holding & Debt Repayment Agency	0.090%	9/30/27	JPY	1,521,300	10,456
	Japan Expressway Holding & Debt Repayment Agency	2.340%	10/20/27	JPY	640,000	4,637
	Japan Expressway Holding & Debt Repayment Agency	0.170%	10/29/27	JPY	614,800	4,231
	Japan Expressway Holding & Debt Repayment Agency	0.160%	11/30/27	JPY	307,500	2,114
	Japan Expressway Holding & Debt Repayment Agency	2.250%	12/20/27	JPY	40,000	290
	Japan Expressway Holding & Debt Repayment Agency	0.185%	1/31/28	JPY	379,400	2,607
	Japan Expressway Holding & Debt Repayment Agency	0.155%	5/31/28	JPY	100,000	685
	Japan Expressway Holding & Debt Repayment Agency	2.420%	6/20/28	JPY	750,000	5,491
	Japan Expressway Holding & Debt Repayment Agency	0.150%	6/30/28	JPY	500,000	3,420
	Japan Expressway Holding & Debt Repayment Agency	0.135%	7/31/28	JPY	1,000,000	6,830
	Japan Expressway Holding & Debt Repayment Agency	2.370%	9/20/28	JPY	330,000	2,419
	Japan Expressway Holding & Debt Repayment Agency	2.410%	4/20/29	JPY	620,000	4,578
	Japan Expressway Holding & Debt Repayment Agency	2.100%	12/28/29	JPY	100,000	735
	Japan Expressway Holding & Debt Repayment Agency	1.427%	7/31/34	JPY	200,000	1,406
	Japan Expressway Holding & Debt Repayment Agency	1.338%	10/31/34	JPY	100,000	696
	Japan Expressway Holding & Debt Repayment Agency	0.970%	1/31/35	JPY	1,000,000	6,699
	Japan Expressway Holding & Debt Repayment Agency	1.240%	7/31/35	JPY	200,000	1,365
	Japan Expressway Holding & Debt Repayment Agency	2.700%	9/20/35	JPY	100,000	775
	Japan Expressway Holding & Debt Repayment Agency	1.119%	10/31/35	JPY	300,000	2,018
	Japan Expressway Holding & Debt Repayment Agency	0.934%	1/31/36	JPY	1,800,000	11,816
	Japan Expressway Holding & Debt Repayment Agency	0.306%	4/30/36	JPY	100,000	610
	Japan Expressway Holding & Debt Repayment Agency	0.149%	7/31/36	JPY	1,000,000	5,947
	Japan Expressway Holding & Debt Repayment Agency	0.397%	10/31/36	JPY	100,000	609
	Japan Expressway Holding & Debt Repayment Agency	0.591%	1/29/38	JPY	1,000,000	6,050
	Japan Expressway Holding & Debt Repayment Agency	0.538%	5/31/38	JPY	400,000	2,381
	Japan Expressway Holding & Debt Repayment Agency	0.543%	6/30/38	JPY	100,000	596
	Japan Expressway Holding & Debt Repayment Agency	0.625%	8/31/38	JPY	300,000	1,799
	Japan Expressway Holding & Debt Repayment Agency	0.500%	9/17/38	JPY	100,000	582
	Japan Expressway Holding & Debt Repayment Agency	0.625%	9/30/38	JPY	800,000	4,789
	Japan Expressway Holding & Debt Repayment Agency	0.500%	3/18/39	JPY	200,000	1,148
	Japan Expressway Holding & Debt Repayment Agency	2.300%	2/29/40	JPY	100,000	728
	Japan Expressway Holding & Debt Repayment Agency	2.960%	3/19/46	JPY	270,000	2,030
	Japan Expressway Holding & Debt Repayment Agency	2.870%	12/20/46	JPY	70,000	517
	Japan Expressway Holding & Debt Repayment Agency	2.700%	3/20/48	JPY	1,050,000	7,422
	Japan Expressway Holding & Debt Repayment Agency	0.730%	4/30/48	JPY	100,000	484
	Japan Expressway Holding & Debt Repayment Agency	0.686%	7/31/48	JPY	100,000	476
	Japan Expressway Holding & Debt Repayment Agency	0.542%	5/31/49	JPY	300,000	1,344
	Japan Expressway Holding & Debt Repayment Agency	0.297%	9/30/49	JPY	200,000	825
	Japan Expressway Holding & Debt Repayment Agency	0.422%	12/28/49	JPY	500,000	2,128
	Japan Expressway Holding & Debt Repayment Agency	0.306%	3/31/50	JPY	100,000	408
	Japan Expressway Holding & Debt Repayment Agency	1.861%	3/19/55	JPY	1,220,000	6,718
	Japan Expressway Holding & Debt Repayment Agency	1.866%	3/19/55	JPY	140,000	772
	Japan Expressway Holding & Debt Repayment Agency	1.291%	3/19/57	JPY	50,000	225
	Japan Finance Organization for Municipalities	0.140%	4/16/27	JPY	128,000	884
	Japan Finance Organization for Municipalities	0.110%	5/21/27	JPY	768,600	5,302
	Japan Finance Organization for Municipalities	0.130%	6/14/27	JPY	600,000	4,139
	Japan Finance Organization for Municipalities	2.320%	6/18/27	JPY	300,000	2,163
	Japan Finance Organization for Municipalities	0.160%	7/16/27	JPY	542,400	3,742
	Japan Finance Organization for Municipalities	0.090%	9/17/27	JPY	100,000	688
	Japan Finance Organization for Municipalities	0.170%	10/15/27	JPY	512,400	3,529
	Japan Finance Organization for Municipalities	0.160%	11/15/27	JPY	1,024,800	7,051
	Japan Finance Organization for Municipalities	0.155%	12/17/27	JPY	400,000	2,750
83

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Finance Organization for Municipalities	0.185%	1/21/28	JPY	1,024,800	7,045
Japan Finance Organization for Municipalities	0.195%	2/15/28	JPY	22,500	155
Japan Finance Organization for Municipalities	2.290%	4/25/28	JPY	290,000	2,111
Japan Finance Organization for Municipalities	0.494%	7/28/28	JPY	1,000,000	6,913
Japan Finance Organization for Municipalities	0.450%	9/27/28	JPY	1,000,000	6,895
Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	30,000	220
Japan Finance Organization for Municipalities	2.266%	8/28/29	JPY	100,000	736
Japan Finance Organization for Municipalities	2.220%	1/28/30	JPY	1,150,000	8,478
Japan Finance Organization for Municipalities	0.160%	8/28/30	JPY	1,000,000	6,662
Japan Finance Organization for Municipalities	0.145%	9/27/30	JPY	200,000	1,330
Japan Finance Organization for Municipalities	0.145%	11/28/30	JPY	1,200,000	7,967
Japan Finance Organization for Municipalities	0.224%	3/28/31	JPY	900,000	5,969
Japan Finance Organization for Municipalities	0.160%	5/28/31	JPY	700,000	4,613
Japan Finance Organization for Municipalities	2.030%	6/27/31	JPY	90,000	664
Japan Finance Organization for Municipalities	0.681%	6/28/33	JPY	100,000	667
Japan Finance Organization for Municipalities	0.788%	8/26/33	JPY	200,000	1,343
Japan Finance Organization for Municipalities	2.950%	3/24/34	JPY	150,000	1,187
Japan Highway Public Corp.	2.660%	12/20/34	JPY	200,000	1,549
Japan Housing Finance Agency	0.060%	7/17/26	JPY	1,000,000	6,934
Japan Housing Finance Agency	0.075%	10/20/26	JPY	2,130,000	14,741
Japan Housing Finance Agency	0.658%	3/19/49	JPY	1,000,000	4,522
Japan Housing Finance Agency	0.547%	3/18/50	JPY	370,000	1,577
Kanagawa Prefecture	0.400%	6/20/41	JPY	100,000	533
Major Joint Local Government Bond	0.060%	8/25/26	JPY	22,500	156
Major Joint Local Government Bond	0.060%	10/23/26	JPY	14,900	103
Major Joint Local Government Bond	0.050%	11/25/26	JPY	600,000	4,150
Major Joint Local Government Bond	0.145%	12/25/26	JPY	1,690,900	11,701
Major Joint Local Government Bond	0.180%	1/25/27	JPY	1,583,300	10,956
Major Joint Local Government Bond	0.245%	2/25/27	JPY	871,000	6,030
Major Joint Local Government Bond	0.210%	3/25/27	JPY	998,100	6,902
Major Joint Local Government Bond	0.215%	10/25/27	JPY	406,100	2,800
Major Joint Local Government Bond	0.240%	2/25/28	JPY	245,400	1,687
Major Joint Local Government Bond	0.180%	4/25/28	JPY	2,920,700	20,017
Major Joint Local Government Bond	0.200%	5/25/28	JPY	456,000	3,125
Major Joint Local Government Bond	0.205%	6/23/28	JPY	536,000	3,672
Major Joint Local Government Bond	0.175%	7/25/28	JPY	22,800	156
Major Joint Local Government Bond	0.245%	8/25/28	JPY	267,500	1,832
Major Joint Local Government Bond	0.250%	9/25/28	JPY	698,100	4,778
Major Joint Local Government Bond	0.269%	10/25/28	JPY	93,400	639
Major Joint Local Government Bond	0.264%	11/24/28	JPY	100,000	683
Major Joint Local Government Bond	0.160%	1/25/29	JPY	825,000	5,609
Major Joint Local Government Bond	0.140%	2/22/29	JPY	820,000	5,565
Major Joint Local Government Bond	0.100%	4/25/29	JPY	1,878,900	12,710
Major Joint Local Government Bond	0.060%	8/24/29	JPY	1,000,000	6,724
Major Joint Local Government Bond	0.050%	9/25/29	JPY	25,600	172
Major Joint Local Government Bond	0.050%	10/25/29	JPY	1,000,000	6,707
Major Joint Local Government Bond	0.070%	11/22/29	JPY	2,372,100	15,909
Major Joint Local Government Bond	0.095%	2/25/30	JPY	15,300	102
Major Joint Local Government Bond	0.135%	4/25/30	JPY	2,000,000	13,387
Major Joint Local Government Bond	0.150%	6/25/30	JPY	512,400	3,426
Major Joint Local Government Bond	0.125%	8/23/30	JPY	225,500	1,503
Major Joint Local Government Bond	0.150%	9/25/30	JPY	75,100	501
Major Joint Local Government Bond	0.125%	10/25/30	JPY	1,749,400	11,639
Major Joint Local Government Bond	0.120%	11/25/30	JPY	833,200	5,535
Major Joint Local Government Bond	0.125%	12/25/30	JPY	600,000	3,950
Major Joint Local Government Bond	0.130%	1/24/31	JPY	500,000	3,317
Major Joint Local Government Bond	0.145%	2/25/31	JPY	1,368,800	9,082
Major Joint Local Government Bond	0.199%	4/25/31	JPY	90,100	599
Major Joint Local Government Bond	0.145%	6/25/31	JPY	375,800	2,483
Major Joint Local Government Bond	0.095%	7/25/31	JPY	1,200,000	7,897
Major Joint Local Government Bond	0.070%	8/25/31	JPY	1,000,000	6,563
Major Joint Local Government Bond	0.115%	9/25/31	JPY	200,000	1,315
Major Joint Local Government Bond	0.110%	12/25/31	JPY	1,000,000	6,550
Major Joint Local Government Bond	0.179%	1/23/32	JPY	330,000	2,169
Major Joint Local Government Bond	0.299%	4/23/32	JPY	3,763,200	24,856
Major Joint Local Government Bond	0.364%	7/23/32	JPY	250,000	1,654
Major Joint Local Government Bond	0.315%	8/25/32	JPY	250,000	1,645
Major Joint Local Government Bond	0.444%	10/25/32	JPY	1,000,000	6,632
Major Joint Local Government Bond	0.765%	4/25/33	JPY	600,000	4,050
Major Joint Local Government Bond	0.590%	7/25/33	JPY	300,000	1,990
84

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Major Joint Local Government Bond	0.778%	8/25/33	JPY	100,000	673
Major Joint Local Government Bond	0.846%	11/25/33	JPY	600,000	4,046
Major Joint Local Government Bond	0.826%	3/24/34	JPY	500,000	3,349
Major Joint Local Government Bond	0.856%	4/25/34	JPY	1,000,000	6,705
Major Joint Local Government Bond	0.986%	5/25/34	JPY	500,000	3,386
Major Joint Local Government Bond	1.162%	11/24/34	JPY	2,000,000	13,661
Major Joint Local Government Bond	1.286%	1/25/35	JPY	1,100,000	7,585
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.001%	5/29/26	JPY	400,000	2,777
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.225%	11/30/26	JPY	600,000	4,162
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.343%	6/30/27	JPY	3,000,000	20,823
Osaka Prefecture	1.453%	9/26/34	JPY	140,000	984
Osaka Prefecture	0.366%	9/28/35	JPY	840,000	5,221
Osaka Prefecture	1.203%	9/28/35	JPY	900,000	6,097
Saitama Prefecture	2.290%	6/22/29	JPY	500,000	3,687
Tokyo Metropolitan Government	0.075%	9/18/26	JPY	90,900	630
Tokyo Metropolitan Government	0.210%	3/19/27	JPY	1,024,800	7,087
Tokyo Metropolitan Government	0.040%	6/20/29	JPY	819,900	5,522
Tokyo Metropolitan Government	2.130%	6/20/29	JPY	200,000	1,465
Tokyo Metropolitan Government	0.095%	9/20/30	JPY	1,219,200	8,109
Tokyo Metropolitan Government	0.150%	12/20/30	JPY	811,700	5,401
Tokyo Metropolitan Government	0.080%	3/20/31	JPY	45,000	297
Tokyo Metropolitan Government	1.980%	6/20/31	JPY	480,000	3,539
Tokyo Metropolitan Government	1.293%	6/20/35	JPY	440,000	3,020
					12,052,398
Kazakhstan (0.0%)
Republic of Kazakhstan	2.375%	11/9/28	EUR	2,387	2,624
Latvia (0.1%)
Republic of Latvia	3.875%	3/25/27	EUR	7,659	8,910
Republic of Latvia	3.500%	1/17/28	EUR	23,407	27,214
Republic of Latvia	0.000%	1/24/29	EUR	17,000	17,444
Republic of Latvia	3.000%	1/24/32	EUR	15,108	16,953
					70,521
Lithuania (0.1%)
Republic of Lithuania	2.125%	10/29/26	EUR	7,072	7,982
Republic of Lithuania	2.125%	6/1/32	EUR	26,805	28,395
Republic of Lithuania	3.875%	6/14/33	EUR	11,000	12,983
Republic of Lithuania	3.625%	1/28/40	EUR	15,000	16,461
					65,821
Luxembourg (0.1%)
State of the Grand-Duchy of Luxembourg	0.000%	3/24/31	EUR	14,000	13,736
State of the Grand-Duchy of Luxembourg	0.000%	9/14/32	EUR	25,000	23,287
State of the Grand-Duchy of Luxembourg	2.875%	3/1/34	EUR	3,010	3,452
State of the Grand-Duchy of Luxembourg	2.625%	10/23/34	EUR	12,350	13,807
State of the Grand-Duchy of Luxembourg	1.750%	5/25/42	EUR	14,270	12,899
					67,181
Malaysia (0.9%)
Federation of Malaysia	3.906%	7/15/26	MYR	118,643	27,745
Federation of Malaysia	3.900%	11/30/26	MYR	67,108	15,730
Federation of Malaysia	3.892%	3/15/27	MYR	373	88
Federation of Malaysia	3.422%	9/30/27	MYR	134,278	31,258
Federation of Malaysia	3.899%	11/16/27	MYR	49,502	11,662
Federation of Malaysia	3.519%	4/20/28	MYR	184,370	43,048
Federation of Malaysia	3.733%	6/15/28	MYR	130,850	30,720
Federation of Malaysia	3.871%	8/8/28	MYR	2,500	589
Federation of Malaysia	4.369%	10/31/28	MYR	144,150	34,541
Federation of Malaysia	4.504%	4/30/29	MYR	256,000	61,896
Federation of Malaysia	4.130%	7/9/29	MYR	94,390	22,530
Federation of Malaysia	3.885%	8/15/29	MYR	77,460	18,330
Federation of Malaysia	4.498%	4/15/30	MYR	71,702	17,438
Federation of Malaysia	3.465%	10/15/30	MYR	139,340	32,319
Federation of Malaysia	2.632%	4/15/31	MYR	32,034	7,077
Federation of Malaysia	4.232%	6/30/31	MYR	10,562	2,545
Federation of Malaysia	4.127%	4/15/32	MYR	12,757	3,059
Federation of Malaysia	3.582%	7/15/32	MYR	422,400	98,078
Federation of Malaysia	4.193%	10/7/32	MYR	68,600	16,529
Federation of Malaysia	3.844%	4/15/33	MYR	103,536	24,339
Federation of Malaysia	4.724%	6/15/33	MYR	37,424	9,330
85

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Federation of Malaysia	4.582%	8/30/33	MYR	13,950	3,451
Federation of Malaysia	4.642%	11/7/33	MYR	58,024	14,425
Federation of Malaysia	3.828%	7/5/34	MYR	108,288	25,382
Federation of Malaysia	4.119%	11/30/34	MYR	80,504	19,331
Federation of Malaysia	4.254%	5/31/35	MYR	54,605	13,237
Federation of Malaysia	3.447%	7/15/36	MYR	110,232	24,949
Federation of Malaysia	4.762%	4/7/37	MYR	23,781	6,044
Federation of Malaysia	4.893%	6/8/38	MYR	100,791	26,038
Federation of Malaysia	4.054%	4/18/39	MYR	238,590	56,651
Federation of Malaysia	4.467%	9/15/39	MYR	75,715	18,822
Federation of Malaysia	3.757%	5/22/40	MYR	71,446	16,427
Federation of Malaysia	4.417%	9/30/41	MYR	104,838	25,893
Federation of Malaysia	4.696%	10/15/42	MYR	238,555	60,964
Federation of Malaysia	4.935%	9/30/43	MYR	9,096	2,391
Federation of Malaysia	4.180%	5/16/44	MYR	132,000	31,652
Federation of Malaysia	4.736%	3/15/46	MYR	46,330	11,902
Federation of Malaysia	4.921%	7/6/48	MYR	58,178	15,293
Federation of Malaysia	4.638%	11/15/49	MYR	119,341	30,190
Federation of Malaysia	4.065%	6/15/50	MYR	93,261	21,640
Federation of Malaysia	5.357%	5/15/52	MYR	29,650	8,319
Federation of Malaysia	4.457%	3/31/53	MYR	105,000	25,884
					967,736
Mexico (0.8%)
Mexican Bonos	7.000%	9/3/26	MXN	852,270	42,773
Mexican Bonos	5.500%	3/4/27	MXN	1,211,190	58,836
Mexican Bonos	7.500%	6/3/27	MXN	1,459,730	73,310
Mexican Bonos	8.500%	3/2/28	MXN	390,000	19,881
Mexican Bonos	8.500%	3/1/29	MXN	1,473,000	74,643
Mexican Bonos	8.500%	5/31/29	MXN	1,375,690	69,616
Mexican Bonos	8.500%	2/28/30	MXN	460,000	23,172
Mexican Bonos	7.750%	5/29/31	MXN	1,460,410	70,307
Mexican Bonos	7.500%	5/26/33	MXN	1,111,000	51,105
Mexican Bonos	7.750%	11/23/34	MXN	1,467,830	67,523
Mexican Bonos	8.000%	5/24/35	MXN	82,500	3,792
Mexican Bonos	10.000%	11/20/36	MXN	295,920	15,773
Mexican Bonos	8.500%	11/18/38	MXN	819,560	38,060
Mexican Bonos	7.750%	11/13/42	MXN	1,474,640	61,810
Mexican Bonos	8.000%	11/7/47	MXN	929,390	39,141
Mexican Bonos	8.000%	7/31/53	MXN	1,310,500	54,509
United Mexican States	1.350%	9/18/27	EUR	3,030	3,284
United Mexican States	1.750%	4/17/28	EUR	9,453	10,259
United Mexican States	3.625%	4/9/29	EUR	4,648	5,262
United Mexican States	1.125%	1/17/30	EUR	3,886	3,892
United Mexican States	2.375%	2/11/30	EUR	4,600	4,889
United Mexican States	3.375%	2/23/31	EUR	4,377	4,803
United Mexican States	4.490%	5/25/32	EUR	12,100	13,585
United Mexican States	2.250%	8/12/36	EUR	3,724	3,186
United Mexican States	2.875%	4/8/39	EUR	6,024	5,127
United Mexican States	3.000%	3/6/45	EUR	2,872	2,252
United Mexican States	2.125%	10/25/51	EUR	6,382	3,803
United Mexican States	5.625%	3/19/14	GBP	3,095	2,843
United Mexican States	4.000%	3/15/15	EUR	1,765	1,315
					828,751
Netherlands (1.6%)
BNG Bank NV	3.250%	8/24/26	AUD	373	238
BNG Bank NV	0.625%	6/19/27	EUR	7,521	8,276
BNG Bank NV	3.500%	7/19/27	AUD	3,980	2,542
BNG Bank NV	0.750%	1/11/28	EUR	11,876	12,989
BNG Bank NV	3.300%	7/17/28	AUD	30,104	19,047
BNG Bank NV	0.000%	8/31/28	EUR	20,209	21,329
BNG Bank NV	5.200%	12/7/28	GBP	1,550	2,142
BNG Bank NV	0.100%	1/15/30	EUR	7,631	7,776
BNG Bank NV	1.375%	10/21/30	EUR	3,074	3,284
BNG Bank NV	0.000%	1/20/31	EUR	12,500	12,258
BNG Bank NV	0.250%	1/12/32	EUR	5,900	5,713
BNG Bank NV	1.875%	7/13/32	EUR	6,000	6,434
BNG Bank NV	3.000%	1/11/33	EUR	15,000	17,291
BNG Bank NV	0.125%	4/19/33	EUR	7,636	7,027
BNG Bank NV	2.750%	1/11/34	EUR	10,000	11,217
86

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BNG Bank NV	2.750%	8/28/34	EUR	23,000	25,689
	BNG Bank NV	0.125%	7/9/35	EUR	34,808	29,642
	BNG Bank NV	0.875%	10/17/35	EUR	2,543	2,328
	BNG Bank NV	0.875%	10/24/36	EUR	9,300	8,298
	BNG Bank NV	0.250%	11/22/36	EUR	29,300	24,095
	BNG Bank NV	1.250%	3/30/37	EUR	9,300	8,585
	BNG Bank NV	1.500%	3/29/38	EUR	1,545	1,442
	BNG Bank NV	1.500%	7/15/39	EUR	2,094	1,908
	BNG Bank NV	0.805%	6/28/49	EUR	3,700	2,391
[3]	Kingdom of Netherlands	0.500%	7/15/26	EUR	31,742	35,425
[3]	Kingdom of Netherlands	0.000%	1/15/27	EUR	101,614	111,822
[3]	Kingdom of Netherlands	0.750%	7/15/27	EUR	91,458	101,335
[3]	Kingdom of Netherlands	0.750%	7/15/28	EUR	51,539	56,301
[3]	Kingdom of Netherlands	0.250%	7/15/29	EUR	41,217	43,371
[3]	Kingdom of Netherlands	2.500%	1/15/30	EUR	50,000	57,611
[3]	Kingdom of Netherlands	0.000%	7/15/30	EUR	65,169	66,038
[3]	Kingdom of Netherlands	0.000%	7/15/31	EUR	153,783	151,378
[3]	Kingdom of Netherlands	0.500%	7/15/32	EUR	46,987	46,573
[3]	Kingdom of Netherlands	2.500%	7/15/33	EUR	35,000	39,604
[3]	Kingdom of Netherlands	2.500%	7/15/34	EUR	99,445	111,697
[3]	Kingdom of Netherlands	4.000%	1/15/37	EUR	48,551	61,582
[3]	Kingdom of Netherlands	0.000%	1/15/38	EUR	179,960	141,960
[3]	Kingdom of Netherlands	3.750%	1/15/42	EUR	48,516	60,681
[3]	Kingdom of Netherlands	3.250%	1/15/44	EUR	46,393	54,602
[3]	Kingdom of Netherlands	2.750%	1/15/47	EUR	71,146	77,578
[3,5]	Kingdom of Netherlands	0.000%	1/15/52	EUR	59,274	30,903
[3,5]	Kingdom of Netherlands	2.000%	1/15/54	EUR	52,000	47,508
	Nederlandse Waterschapsbank NV	3.150%	9/2/26	AUD	4,560	2,901
	Nederlandse Waterschapsbank NV	0.000%	11/16/26	EUR	12,782	14,040
	Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	5,087	5,884
	Nederlandse Waterschapsbank NV	1.000%	3/1/28	EUR	3,092	3,390
	Nederlandse Waterschapsbank NV	3.450%	7/17/28	AUD	2,030	1,290
	Nederlandse Waterschapsbank NV	3.300%	5/2/29	AUD	22,290	13,966
	Nederlandse Waterschapsbank NV	0.500%	4/29/30	EUR	2,700	2,779
	Nederlandse Waterschapsbank NV	0.000%	9/8/31	EUR	11,700	11,277
	Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	3,000	3,480
	Nederlandse Waterschapsbank NV	0.250%	1/19/32	EUR	21,800	21,079
	Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	5,124	7,221
	Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	9,287	8,759
	Nederlandse Waterschapsbank NV	0.000%	2/16/37	EUR	28,800	22,734
	Nederlandse Waterschapsbank NV	1.500%	6/15/39	EUR	2,543	2,313
	Nederlandse Waterschapsbank NV	0.750%	10/4/41	EUR	10,000	7,585
						1,666,608
New Zealand (0.4%)
	Housing New Zealand Ltd.	2.247%	10/5/26	NZD	13,510	7,912
	Housing New Zealand Ltd.	3.420%	10/18/28	NZD	10,000	5,861
	Housing New Zealand Ltd.	2.183%	4/24/30	NZD	8,720	4,726
	Housing New Zealand Ltd.	1.534%	9/10/35	NZD	3,720	1,604
	New Zealand	0.500%	5/15/26	NZD	58,240	33,643
	New Zealand	4.500%	4/15/27	NZD	76,170	46,292
	New Zealand	0.250%	5/15/28	NZD	33,981	18,331
	New Zealand	3.000%	4/20/29	NZD	43,255	25,107
	New Zealand	4.500%	5/15/30	NZD	59,278	36,335
	New Zealand	1.500%	5/15/31	NZD	51,269	26,421
	New Zealand	2.000%	5/15/32	NZD	48,164	24,821
	New Zealand	3.500%	4/14/33	NZD	65,482	36,899
	New Zealand	4.250%	5/15/34	NZD	32,000	18,835
	New Zealand	4.500%	5/15/35	NZD	30,000	17,853
	New Zealand	4.250%	5/15/36	NZD	24,700	14,267
	New Zealand	2.750%	4/15/37	NZD	39,636	19,415
	New Zealand	1.750%	5/15/41	NZD	29,092	11,203
	New Zealand	2.750%	5/15/51	NZD	30,397	11,869
	New Zealand	5.000%	5/15/54	NZD	15,000	8,648
	New Zealand Local Government Funding Agency Bond	4.500%	4/15/27	NZD	11,016	6,671
	New Zealand Local Government Funding Agency Bond	2.250%	5/15/28	NZD	20,000	11,383
	New Zealand Local Government Funding Agency Bond	1.500%	4/20/29	NZD	14,855	8,034
	New Zealand Local Government Funding Agency Bond	3.500%	4/14/33	NZD	7,381	4,043
	New Zealand Local Government Funding Agency Bond	5.000%	3/8/34	AUD	7,000	4,569
						404,742
87

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Norway (0.2%)
[3]	Kingdom of Norway	1.750%	2/17/27	NOK	78,080	7,268
[3]	Kingdom of Norway	2.000%	4/26/28	NOK	102,066	9,382
[3]	Kingdom of Norway	1.750%	9/6/29	NOK	182,140	16,186
[3]	Kingdom of Norway	1.375%	8/19/30	NOK	554,802	47,395
[3]	Kingdom of Norway	1.250%	9/17/31	NOK	221,910	18,335
[3]	Kingdom of Norway	3.000%	8/15/33	NOK	203,269	18,406
[3]	Kingdom of Norway	3.625%	4/13/34	NOK	167,872	15,863
[3]	Kingdom of Norway	3.750%	6/12/35	NOK	240,812	22,927
[3]	Kingdom of Norway	3.625%	5/31/39	NOK	121,551	11,389
[3]	Kingdom of Norway	3.500%	10/6/42	NOK	110,000	10,212
	Kommunalbanken A/S	0.600%	6/1/26	AUD	9,300	5,763
	Kommunalbanken A/S	3.000%	12/9/26	AUD	4,592	2,912
	Kommunalbanken A/S	0.875%	5/24/27	EUR	14,748	16,287
	Kommunalbanken A/S	3.400%	7/24/28	AUD	4,080	2,589
	Kommunalbanken A/S	0.050%	10/24/29	EUR	4,758	4,863
	Kommunalbanken A/S	1.250%	7/2/30	NZD	10,000	5,179
	Kommunalbanken A/S	5.250%	4/18/34	AUD	4,500	3,037
						217,993
Peru (0.1%)
	Republic of Peru	8.200%	8/12/26	PEN	14,140	4,048
	Republic of Peru	6.350%	8/12/28	PEN	22,780	6,624
	Republic of Peru	5.940%	2/12/29	PEN	46,225	13,286
	Republic of Peru	6.950%	8/12/31	PEN	66,325	19,627
	Republic of Peru	6.150%	8/12/32	PEN	73,971	20,556
	Republic of Peru	1.250%	3/11/33	EUR	4,699	4,366
[3]	Republic of Peru	7.300%	8/12/33	PEN	64,080	18,535
	Republic of Peru	5.400%	8/12/34	PEN	58,843	14,762
	Republic of Peru	1.950%	11/17/36	EUR	4,339	3,916
	Republic of Peru	6.900%	8/12/37	PEN	65,930	17,811
[3]	Republic of Peru	7.600%	8/12/39	PEN	57,405	16,253
	Republic of Peru	5.350%	8/12/40	PEN	37,749	8,575
	Republic of Peru	6.850%	2/12/42	PEN	21,630	5,717
	Republic of Peru	6.714%	2/12/55	PEN	11,525	3,082
						157,158
Philippines (0.0%)
	Republic of Philippines	3.625%	2/4/32	EUR	31,266	35,355
	Republic of Philippines	1.750%	4/28/41	EUR	459	366
						35,721
Poland (0.8%)
	Bank Gospodarstwa Krajowego	1.750%	5/6/26	EUR	2,094	2,354
	Bank Gospodarstwa Krajowego	1.625%	4/30/28	EUR	2,615	2,861
	Bank Gospodarstwa Krajowego	0.375%	10/13/28	EUR	4,300	4,477
	Bank Gospodarstwa Krajowego	3.000%	5/30/29	EUR	2,500	2,844
	Bank Gospodarstwa Krajowego	2.000%	6/1/30	EUR	394	424
	Bank Gospodarstwa Krajowego	0.500%	7/8/31	EUR	1,250	1,202
	Bank Gospodarstwa Krajowego	4.000%	3/13/32	EUR	23,200	27,116
	Bank Gospodarstwa Krajowego	5.125%	2/22/33	EUR	4,645	5,766
	Bank Gospodarstwa Krajowego	4.250%	9/13/44	EUR	8,200	8,940
	Republic of Poland	2.500%	7/25/26	PLN	82,417	21,345
	Republic of Poland	1.125%	8/7/26	EUR	1,794	2,003
	Republic of Poland	0.250%	10/25/26	PLN	135,172	33,714
	Republic of Poland	0.875%	5/10/27	EUR	16,806	18,525
	Republic of Poland	3.750%	5/25/27	PLN	314,144	82,188
	Republic of Poland	2.500%	7/25/27	PLN	79,101	20,108
	Republic of Poland	1.375%	10/22/27	EUR	2,075	2,301
	Republic of Poland	2.750%	4/25/28	PLN	134,365	33,935
	Republic of Poland	7.500%	7/25/28	PLN	215,090	62,015
	Republic of Poland	5.750%	4/25/29	PLN	13,192	3,642
	Republic of Poland	4.750%	7/25/29	PLN	100,000	26,640
	Republic of Poland	2.750%	10/25/29	PLN	65,316	16,031
	Republic of Poland	3.000%	1/16/30	EUR	55,959	64,260
	Republic of Poland	5.000%	1/25/30	PLN	260,000	69,845
	Republic of Poland	1.750%	4/25/32	PLN	536,810	115,905
	Republic of Poland	2.750%	5/25/32	EUR	7,643	8,533
	Republic of Poland	3.875%	2/14/33	EUR	42	50
	Republic of Poland	6.000%	10/25/33	PLN	213,666	59,887
	Republic of Poland	3.625%	1/11/34	EUR	9,503	11,022
	Republic of Poland	5.000%	10/25/34	PLN	223,217	58,127
88

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Poland	3.625%	1/16/35	EUR	7,850	8,996
	Republic of Poland	2.375%	1/18/36	EUR	6,821	6,897
	Republic of Poland	4.250%	2/14/43	EUR	6,990	7,999
	Republic of Poland	4.000%	4/25/47	PLN	32,636	7,204
						797,156
Portugal (0.6%)
[3]	Portugal Obrigacoes do Tesouro OT	0.700%	10/15/27	EUR	44,950	49,626
[3]	Portugal Obrigacoes do Tesouro OT	2.125%	10/17/28	EUR	25,000	28,490
[3]	Portugal Obrigacoes do Tesouro OT	1.950%	6/15/29	EUR	125,692	141,880
[3]	Portugal Obrigacoes do Tesouro OT	0.475%	10/18/30	EUR	38,430	39,650
[3]	Portugal Obrigacoes do Tesouro OT	0.300%	10/17/31	EUR	30,062	29,773
[3]	Portugal Obrigacoes do Tesouro OT	1.650%	7/16/32	EUR	51,521	54,865
[3]	Portugal Obrigacoes do Tesouro OT	2.250%	4/18/34	EUR	6,507	7,035
[3]	Portugal Obrigacoes do Tesouro OT	2.875%	10/20/34	EUR	37,246	42,065
[3]	Portugal Obrigacoes do Tesouro OT	3.000%	6/15/35	EUR	64,070	72,568
[3]	Portugal Obrigacoes do Tesouro OT	0.900%	10/12/35	EUR	22,037	20,292
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	4/15/37	EUR	8,556	10,550
[3]	Portugal Obrigacoes do Tesouro OT	3.500%	6/18/38	EUR	19,000	21,945
[3]	Portugal Obrigacoes do Tesouro OT	1.150%	4/11/42	EUR	28,981	22,963
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	2/15/45	EUR	17,266	20,846
[3]	Portugal Obrigacoes do Tesouro OT	3.625%	6/12/54	EUR	16,330	17,969
						580,517
Romania (0.5%)
	Romania	3.250%	6/24/26	RON	49,260	10,787
	Romania	5.000%	9/27/26	EUR	3,980	4,619
	Romania	2.000%	12/8/26	EUR	1,869	2,075
	Romania	7.200%	5/31/27	RON	60,590	13,798
	Romania	5.800%	7/26/27	RON	116,950	25,814
	Romania	2.500%	10/25/27	RON	150,000	30,589
	Romania	2.125%	3/7/28	EUR	22,354	24,140
	Romania	6.300%	4/26/28	RON	140,000	31,030
	Romania	2.875%	5/26/28	EUR	17,178	18,832
	Romania	8.750%	10/30/28	RON	79,560	18,842
	Romania	6.300%	4/25/29	RON	116,030	25,410
	Romania	4.850%	7/25/29	RON	50,000	10,341
	Romania	2.500%	2/8/30	EUR	3,587	3,648
	Romania	3.624%	5/26/30	EUR	26,918	28,304
	Romania	1.750%	7/13/30	EUR	4,366	4,153
	Romania	5.375%	3/22/31	EUR	22,953	25,617
	Romania	7.350%	4/28/31	RON	64,000	14,494
	Romania	2.124%	7/16/31	EUR	2,208	2,031
	Romania	6.700%	2/25/32	RON	104,000	22,785
	Romania	5.250%	5/30/32	EUR	21,652	23,464
	Romania	5.875%	7/11/32	EUR	17,228	19,239
	Romania	8.250%	9/29/32	RON	31,800	7,550
	Romania	2.000%	4/14/33	EUR	1,892	1,583
	Romania	6.375%	9/18/33	EUR	7,800	8,876
	Romania	7.200%	10/30/33	RON	40,000	8,970
	Romania	3.750%	2/7/34	EUR	7,284	6,789
	Romania	7.100%	7/31/34	RON	20,000	4,464
	Romania	4.750%	10/11/34	RON	65,000	12,169
	Romania	4.250%	4/28/36	RON	159,810	28,299
	Romania	4.125%	3/11/39	EUR	1,536	1,315
	Romania	2.750%	4/14/41	EUR	6,436	4,333
	Romania	2.875%	4/13/42	EUR	2,728	1,840
	Romania	6.000%	9/24/44	EUR	13,487	13,633
	Romania	4.625%	4/3/49	EUR	9,471	7,837
	Romania	3.375%	1/28/50	EUR	5,124	3,403
						471,073
Saudi Arabia (0.0%)
	Kingdom of Saudi Arabia	0.750%	7/9/27	EUR	2,487	2,704
	Kingdom of Saudi Arabia	0.625%	3/3/30	EUR	5,882	5,972
[3]	Kingdom of Saudi Arabia	3.375%	3/5/32	EUR	7,145	8,078
	Kingdom of Saudi Arabia	2.000%	7/9/39	EUR	7,411	6,485
						23,239
Singapore (0.5%)
	Housing & Development Board	2.035%	9/16/26	SGD	4,500	3,425
	Housing & Development Board	2.675%	1/22/29	SGD	3,000	2,322
89

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Housing & Development Board	2.598%	10/30/29	SGD	2,750	2,124
Housing & Development Board	3.995%	12/6/29	SGD	23,500	19,237
Housing & Development Board	3.080%	5/31/30	SGD	7,250	5,723
Housing & Development Board	2.545%	7/4/31	SGD	1,250	957
Housing & Development Board	1.865%	7/21/33	SGD	3,500	2,527
Republic of Singapore	2.125%	6/1/26	SGD	53,028	40,603
Republic of Singapore	1.250%	11/1/26	SGD	53,794	40,680
Republic of Singapore	3.500%	3/1/27	SGD	53,448	41,943
Republic of Singapore	2.875%	9/1/27	SGD	18,200	14,184
Republic of Singapore	2.625%	5/1/28	SGD	31,923	24,812
Republic of Singapore	2.875%	8/1/28	SGD	20,000	15,694
Republic of Singapore	3.000%	4/1/29	SGD	46,500	36,817
Republic of Singapore	2.875%	7/1/29	SGD	25,646	20,224
Republic of Singapore	2.875%	9/1/30	SGD	47,004	37,177
Republic of Singapore	1.625%	7/1/31	SGD	20,300	14,930
Republic of Singapore	2.625%	8/1/32	SGD	22,000	17,082
Republic of Singapore	3.375%	9/1/33	SGD	30,104	24,619
Republic of Singapore	3.375%	5/1/34	SGD	26,000	21,319
Republic of Singapore	2.750%	3/1/35	SGD	15,000	11,727
Republic of Singapore	2.250%	8/1/36	SGD	34,254	25,465
Republic of Singapore	2.375%	7/1/39	SGD	29,468	21,952
Republic of Singapore	2.750%	4/1/42	SGD	29,124	22,683
Republic of Singapore	2.750%	3/1/46	SGD	31,282	24,430
Republic of Singapore	1.875%	3/1/50	SGD	32,538	21,542
Republic of Singapore	1.875%	10/1/51	SGD	22,893	15,033
Republic of Singapore	3.250%	6/1/54	SGD	9,025	7,768
Republic of Singapore	3.000%	8/1/72	SGD	24,700	20,316
					557,315
Slovakia (0.2%)
Slovak Republic	0.625%	5/22/26	EUR	6,661	7,418
Slovak Republic	1.375%	1/21/27	EUR	10,863	12,146
Slovak Republic	3.000%	2/7/28	EUR	21,500	24,896
Slovak Republic	0.750%	4/9/30	EUR	8,109	8,425
Slovak Republic	3.000%	11/6/31	EUR	26,500	30,151
Slovak Republic	1.000%	5/14/32	EUR	1,199	1,190
Slovak Republic	3.625%	6/8/33	EUR	10,000	11,645
Slovak Republic	3.750%	3/6/34	EUR	39,935	46,621
Slovak Republic	3.750%	2/23/35	EUR	30,673	35,741
Slovak Republic	0.375%	4/21/36	EUR	4,613	3,766
Slovak Republic	1.875%	3/9/37	EUR	5,200	4,953
Slovak Republic	3.750%	2/27/40	EUR	24,900	27,936
Slovak Republic	4.000%	2/23/43	EUR	9,981	11,462
Slovak Republic	2.000%	10/17/47	EUR	11,595	9,354
Slovak Republic	2.250%	6/12/68	EUR	12,923	9,024
					244,728
Slovenia (0.1%)
Republic of Slovenia	1.250%	3/22/27	EUR	7,173	8,037
Republic of Slovenia	1.000%	3/6/28	EUR	17,933	19,784
Republic of Slovenia	1.188%	3/14/29	EUR	5,124	5,597
Republic of Slovenia	0.275%	1/14/30	EUR	7,686	7,929
Republic of Slovenia	0.000%	2/12/31	EUR	22,280	21,882
Republic of Slovenia	2.250%	3/3/32	EUR	29,681	32,761
Republic of Slovenia	3.000%	3/10/34	EUR	14,717	16,695
Republic of Slovenia	3.125%	8/7/45	EUR	5,124	5,404
Republic of Slovenia	0.488%	10/20/50	EUR	8,307	4,536
Republic of Slovenia	3.500%	4/14/55	EUR	32,790	35,609
					158,234
South Korea (2.8%)
Export-Import Bank of Korea	3.500%	6/7/26	EUR	4,433	5,075
Export-Import Bank of Korea	4.000%	6/7/27	AUD	530	339
Export-Import Bank of Korea	3.625%	6/7/30	EUR	3,810	4,470
Korea Development Bank	2.625%	9/8/27	EUR	5,000	5,688
Korea Housing Finance Corp.	0.010%	6/29/26	EUR	6,542	7,216
Korea Housing Finance Corp.	3.714%	4/11/27	EUR	22,500	26,143
Korea Housing Finance Corp.	4.082%	9/25/27	EUR	10,000	11,783
Korea Treasury Bond	3.000%	9/10/29	KRW	58,100,000	41,984
Republic of Korea	1.875%	6/10/26	KRW	72,000,000	50,382
Republic of Korea	3.125%	6/10/26	KRW	43,000,000	30,507
Republic of Korea	1.750%	9/10/26	KRW	57,500,000	40,126
90

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Republic of Korea	2.875%	9/10/26	KRW	43,000,000	30,460
Republic of Korea	1.500%	12/10/26	KRW	70,000,000	48,597
Republic of Korea	3.875%	12/10/26	KRW	59,000,000	42,519
Republic of Korea	2.375%	3/10/27	KRW	110,000,000	77,448
Republic of Korea	5.250%	3/10/27	KRW	15,500,000	11,479
Republic of Korea	2.125%	6/10/27	KRW	75,000,000	52,556
Republic of Korea	3.250%	6/10/27	KRW	140,000,000	100,419
Republic of Korea	3.125%	9/10/27	KRW	78,000,000	55,900
Republic of Korea	2.375%	12/10/27	KRW	45,000,000	31,728
Republic of Korea	2.875%	12/10/27	KRW	40,000,000	28,571
Republic of Korea	3.250%	3/10/28	KRW	165,000,000	119,268
Republic of Korea	5.500%	3/10/28	KRW	20,000,000	15,317
Republic of Korea	2.625%	6/10/28	KRW	50,260,000	35,732
Republic of Korea	3.500%	9/10/28	KRW	12,000,000	8,777
Republic of Korea	2.375%	12/10/28	KRW	50,000,000	35,269
Republic of Korea	3.250%	3/10/29	KRW	136,000,000	98,974
Republic of Korea	1.875%	6/10/29	KRW	63,000,000	43,545
Republic of Korea	1.375%	12/10/29	KRW	75,000,000	50,286
Republic of Korea	5.500%	12/10/29	KRW	12,137,000	9,704
Republic of Korea	1.375%	6/10/30	KRW	94,000,000	62,930
Republic of Korea	1.500%	12/10/30	KRW	68,000,000	45,554
Republic of Korea	4.750%	12/10/30	KRW	28,000,000	22,093
Republic of Korea	2.000%	6/10/31	KRW	83,003,340	56,930
Republic of Korea	2.375%	12/10/31	KRW	55,000,000	38,262
Republic of Korea	4.000%	12/10/31	KRW	41,000,000	31,515
Republic of Korea	3.375%	6/10/32	KRW	45,000,000	33,472
Republic of Korea	4.250%	12/10/32	KRW	37,700,000	29,679
Republic of Korea	3.250%	6/10/33	KRW	52,000,000	38,473
Republic of Korea	3.750%	12/10/33	KRW	86,500,000	66,445
Republic of Korea	4.125%	12/10/33	KRW	53,000,000	41,786
Republic of Korea	3.500%	6/10/34	KRW	59,500,000	44,685
Republic of Korea	3.000%	12/10/34	KRW	35,000,000	25,518
Republic of Korea	2.625%	9/10/35	KRW	49,000,000	34,634
Republic of Korea	1.500%	9/10/36	KRW	40,000,000	25,182
Republic of Korea	2.250%	9/10/37	KRW	20,000,000	13,590
Republic of Korea	2.375%	9/10/38	KRW	36,600,000	25,170
Republic of Korea	1.125%	9/10/39	KRW	26,800,000	15,591
Republic of Korea	1.500%	9/10/40	KRW	39,700,000	24,146
Republic of Korea	1.875%	9/10/41	KRW	31,000,000	19,795
Republic of Korea	3.250%	9/10/42	KRW	35,500,000	27,353
Republic of Korea	3.000%	12/10/42	KRW	59,500,000	44,423
Republic of Korea	3.875%	9/10/43	KRW	50,000,000	41,901
Republic of Korea	2.875%	9/10/44	KRW	20,000,000	14,746
Republic of Korea	2.750%	12/10/44	KRW	57,990,000	42,001
Republic of Korea	2.000%	3/10/46	KRW	49,000,000	31,419
Republic of Korea	2.125%	3/10/47	KRW	62,955,000	41,078
Republic of Korea	2.625%	3/10/48	KRW	98,695,000	70,488
Republic of Korea	2.000%	3/10/49	KRW	91,360,000	58,198
Republic of Korea	1.500%	3/10/50	KRW	153,730,000	87,804
Republic of Korea	1.875%	3/10/51	KRW	174,845,380	108,105
Republic of Korea	2.500%	3/10/52	KRW	105,490,770	74,552
Republic of Korea	3.125%	9/10/52	KRW	63,000,000	49,760
Republic of Korea	3.250%	3/10/53	KRW	88,850,000	71,893
Republic of Korea	3.625%	9/10/53	KRW	83,000,000	71,768
Republic of Korea	3.250%	3/10/54	KRW	159,500,000	129,689
Republic of Korea	2.750%	9/10/54	KRW	41,250,000	30,612
Republic of Korea	2.625%	3/10/55	KRW	7,000,000	5,076
Republic of Korea	2.000%	9/10/68	KRW	35,697,000	22,441
Republic of Korea	1.625%	9/10/70	KRW	34,012,000	18,843
Republic of Korea	3.500%	9/10/72	KRW	36,600,000	33,772
Republic of Korea	2.750%	9/10/74	KRW	15,000,000	11,631
					2,903,265
Spain (4.5%)
Adif Alta Velocidad	0.950%	4/30/27	EUR	7,500	8,302
Adif Alta Velocidad	3.500%	7/30/28	EUR	3,300	3,854
Adif Alta Velocidad	3.250%	5/31/29	EUR	17,000	19,713
Adif Alta Velocidad	3.125%	1/31/30	EUR	12,300	14,159
Adif Alta Velocidad	0.550%	10/31/31	EUR	4,000	3,875
Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	10,901	12,718
91

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Autonomous Community of Madrid Spain	2.146%	4/30/27	EUR	8,710	9,886
	Autonomous Community of Madrid Spain	1.773%	4/30/28	EUR	6,981	7,810
	Autonomous Community of Madrid Spain	1.571%	4/30/29	EUR	10,248	11,259
	Autonomous Community of Madrid Spain	2.080%	3/12/30	EUR	2,561	2,840
	Autonomous Community of Madrid Spain	0.419%	4/30/30	EUR	2,021	2,065
	Autonomous Community of Madrid Spain	0.420%	4/30/31	EUR	14,052	13,935
	Basque Government	0.850%	4/30/30	EUR	8,751	9,140
	Basque Government	0.450%	4/30/32	EUR	7,813	7,537
	Basque Government	3.500%	4/30/33	EUR	8,000	9,421
	Basque Government	3.250%	4/30/35	EUR	14,818	16,893
	Instituto de Credito Oficial	2.700%	10/31/30	EUR	20,129	23,066
	Junta de Andalucia	3.200%	4/30/30	EUR	10,943	12,743
	Junta de Andalucia	0.500%	4/30/31	EUR	22,546	22,338
	Junta de Andalucia	3.400%	4/30/34	EUR	10,000	11,498
	Kingdom of Spain	2.800%	5/31/26	EUR	138,565	158,481
	Kingdom of Spain	0.000%	1/31/27	EUR	190,792	209,225
[3]	Kingdom of Spain	1.500%	4/30/27	EUR	13,222	14,878
	Kingdom of Spain	2.500%	5/31/27	EUR	204,398	234,368
[3]	Kingdom of Spain	0.800%	7/30/27	EUR	77,534	85,729
	Kingdom of Spain	0.000%	1/31/28	EUR	243,681	261,457
[3]	Kingdom of Spain	1.400%	4/30/28	EUR	62,566	69,626
	Kingdom of Spain	2.400%	5/31/28	EUR	100,000	114,377
[3]	Kingdom of Spain	1.400%	7/30/28	EUR	61,318	67,994
[3]	Kingdom of Spain	5.150%	10/31/28	EUR	57,949	72,243
	Kingdom of Spain	6.000%	1/31/29	EUR	41,740	53,764
	Kingdom of Spain	3.500%	5/31/29	EUR	80,000	95,009
	Kingdom of Spain	0.800%	7/30/29	EUR	222,089	236,774
	Kingdom of Spain	2.700%	1/31/30	EUR	75,000	86,237
[3]	Kingdom of Spain	0.500%	4/30/30	EUR	110,000	113,687
[3]	Kingdom of Spain	1.950%	7/30/30	EUR	100,000	110,762
[3]	Kingdom of Spain	1.250%	10/31/30	EUR	88,382	93,889
[3]	Kingdom of Spain	0.100%	4/30/31	EUR	98,000	96,125
	Kingdom of Spain	3.100%	7/30/31	EUR	70,000	81,502
[3]	Kingdom of Spain	0.500%	10/31/31	EUR	118,193	117,081
[3]	Kingdom of Spain	0.700%	4/30/32	EUR	131,585	130,204
	Kingdom of Spain	5.750%	7/30/32	EUR	22,396	30,380
[3]	Kingdom of Spain	2.550%	10/31/32	EUR	81,027	90,376
[3]	Kingdom of Spain	3.150%	4/30/33	EUR	90,772	104,962
[3]	Kingdom of Spain	2.350%	7/30/33	EUR	17,219	18,750
[3]	Kingdom of Spain	3.550%	10/31/33	EUR	173,065	205,046
[3]	Kingdom of Spain	3.250%	4/30/34	EUR	92,172	106,336
[3]	Kingdom of Spain	3.450%	10/31/34	EUR	153,006	178,667
[3]	Kingdom of Spain	3.150%	4/30/35	EUR	55,000	62,485
[3]	Kingdom of Spain	1.850%	7/30/35	EUR	44,301	44,629
[3]	Kingdom of Spain	4.200%	1/31/37	EUR	19,332	23,812
[3]	Kingdom of Spain	0.850%	7/30/37	EUR	111,360	94,517
[3]	Kingdom of Spain	3.900%	7/30/39	EUR	74,407	87,761
[3]	Kingdom of Spain	4.900%	7/30/40	EUR	50,720	66,303
[3]	Kingdom of Spain	1.200%	10/31/40	EUR	106,751	86,777
[3]	Kingdom of Spain	3.500%	1/31/41	EUR	58,630	65,327
[3]	Kingdom of Spain	4.700%	7/30/41	EUR	66,035	84,604
[3]	Kingdom of Spain	1.000%	7/30/42	EUR	68,941	51,884
[3]	Kingdom of Spain	3.450%	7/30/43	EUR	33,580	36,590
[3]	Kingdom of Spain	5.150%	10/31/44	EUR	56,015	75,892
[3]	Kingdom of Spain	2.900%	10/31/46	EUR	91,405	90,582
[3]	Kingdom of Spain	2.700%	10/31/48	EUR	84,351	79,408
[3]	Kingdom of Spain	1.000%	10/31/50	EUR	33,127	20,545
[3]	Kingdom of Spain	1.900%	10/31/52	EUR	118,091	89,457
[3]	Kingdom of Spain	4.000%	10/31/54	EUR	39,853	45,454
[3]	Kingdom of Spain	3.450%	7/30/66	EUR	53,292	53,825
[3]	Kingdom of Spain	1.450%	10/31/71	EUR	36,946	19,970
	Xunta de Galicia	3.711%	7/30/29	EUR	6,300	7,471
	Xunta de Galicia	3.296%	4/30/31	EUR	9,100	10,595
						4,658,869
Supranational (4.8%)
	African Development Bank	4.500%	6/2/26	AUD	3,178	2,053
	African Development Bank	0.500%	6/22/26	GBP	16,308	20,915
	African Development Bank	0.125%	10/7/26	EUR	2,049	2,262
	African Development Bank	0.500%	3/22/27	EUR	10,191	11,226
92

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	African Development Bank	3.300%	7/27/27	AUD	509	324
	African Development Bank	3.350%	8/8/28	AUD	373	236
	African Development Bank	0.500%	3/21/29	EUR	7,854	8,313
	African Development Bank	2.250%	9/14/29	EUR	3,696	4,179
	Asian Development Bank	1.342%	6/18/26	NOK	18,000	1,672
	Asian Development Bank	4.400%	7/13/26	CAD	4,725	3,501
	Asian Development Bank	0.625%	9/15/26	GBP	3,792	4,835
	Asian Development Bank	3.000%	10/14/26	AUD	925	588
	Asian Development Bank	0.125%	12/15/26	GBP	8,198	10,294
	Asian Development Bank	4.650%	2/16/27	CAD	1,424	1,070
	Asian Development Bank	4.050%	4/19/27	CAD	8,100	6,036
	Asian Development Bank	3.400%	9/10/27	AUD	11,655	7,443
	Asian Development Bank	0.250%	10/28/27	GBP	6,918	8,436
	Asian Development Bank	0.750%	12/7/27	GBP	6,365	7,839
	Asian Development Bank	1.125%	2/10/28	NZD	2,000	1,114
	Asian Development Bank	3.300%	5/24/28	CAD	3,900	2,828
	Asian Development Bank	4.875%	6/29/28	NZD	7,000	4,320
	Asian Development Bank	3.300%	8/8/28	AUD	1,320	837
	Asian Development Bank	0.000%	10/24/29	EUR	7,788	7,957
	Asian Development Bank	0.025%	1/31/30	EUR	7,834	7,938
	Asian Development Bank	4.500%	6/20/30	AUD	4,850	3,178
	Asian Development Bank	0.100%	6/17/31	EUR	8,447	8,240
	Asian Development Bank	1.950%	7/22/32	EUR	8,930	9,631
	Asian Development Bank	4.800%	1/17/33	AUD	12,000	7,862
	Asian Development Bank	2.000%	6/10/37	EUR	4,669	4,688
	Asian Infrastructure Investment Bank	1.000%	5/6/26	AUD	3,742	2,333
	Corp. Andina de Fomento	2.375%	7/13/27	EUR	3,440	3,895
	Corp. Andina de Fomento	4.500%	9/14/27	AUD	816	522
	Corp. Andina de Fomento	4.500%	3/7/28	EUR	4,057	4,842
	Corp. Andina de Fomento	3.625%	2/13/30	EUR	12,500	14,579
	Council of Europe Development Bank	0.375%	6/8/26	EUR	44,653	49,683
	Council of Europe Development Bank	0.000%	4/9/27	EUR	4,760	5,186
	Council of Europe Development Bank	0.250%	1/19/32	EUR	9,338	9,072
	Council of Europe Development Bank	2.625%	1/11/34	EUR	11,000	12,302
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	3.000%	5/15/26	CHF	3,315	4,132
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	2.600%	1/13/27	AUD	12,660	7,965
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	4.550%	3/30/27	CAD	1,372	1,026
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	3.350%	5/21/29	AUD	2,190	1,370
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	2.875%	2/4/30	CHF	5,000	6,770
	European Bank for Reconstruction & Development	2.875%	7/17/31	EUR	12,240	14,163
[6]	European Financial Stability Facility	0.400%	5/31/26	EUR	40,993	45,685
[6]	European Financial Stability Facility	0.000%	7/20/26	EUR	24,801	27,458
[6]	European Financial Stability Facility	2.750%	8/17/26	EUR	50,000	57,217
[6]	European Financial Stability Facility	0.750%	5/3/27	EUR	28,413	31,436
[6]	European Financial Stability Facility	0.875%	7/26/27	EUR	12,810	14,169
[6]	European Financial Stability Facility	0.000%	10/13/27	EUR	18,000	19,410
[6]	European Financial Stability Facility	0.950%	2/14/28	EUR	21,454	23,581
[6]	European Financial Stability Facility	0.875%	9/5/28	EUR	7,003	7,619
[6]	European Financial Stability Facility	3.000%	12/15/28	EUR	40,000	46,686
[6]	European Financial Stability Facility	3.500%	4/11/29	EUR	12,500	14,851
[6]	European Financial Stability Facility	2.625%	7/16/29	EUR	30,000	34,507
[6]	European Financial Stability Facility	0.050%	10/17/29	EUR	7,997	8,198
[6]	European Financial Stability Facility	2.750%	12/3/29	EUR	2,817	3,249
[6]	European Financial Stability Facility	0.125%	3/18/30	EUR	9,689	9,852
[6]	European Financial Stability Facility	0.000%	1/20/31	EUR	53,917	53,077
[6]	European Financial Stability Facility	2.875%	5/28/31	EUR	35,000	40,474
[6]	European Financial Stability Facility	3.875%	3/30/32	EUR	10,248	12,552
[6]	European Financial Stability Facility	2.875%	2/16/33	EUR	25,000	28,802
[6]	European Financial Stability Facility	1.250%	5/24/33	EUR	23,345	23,649
[6]	European Financial Stability Facility	2.875%	2/13/34	EUR	25,000	28,425
[6]	European Financial Stability Facility	3.000%	9/4/34	EUR	2,664	3,046
[6]	European Financial Stability Facility	0.875%	4/10/35	EUR	38,787	36,239
[6]	European Financial Stability Facility	3.375%	4/3/37	EUR	5,378	6,252
[6]	European Financial Stability Facility	1.450%	9/5/40	EUR	10,447	9,276
[6]	European Financial Stability Facility	1.700%	2/13/43	EUR	18,810	16,677
[6]	European Financial Stability Facility	2.350%	7/29/44	EUR	26,968	26,124
[6]	European Financial Stability Facility	1.375%	5/31/47	EUR	29,083	23,086
[6]	European Financial Stability Facility	1.800%	7/10/48	EUR	19,554	16,614
[6]	European Financial Stability Facility	0.700%	1/20/50	EUR	15,370	9,730
[6]	European Financial Stability Facility	0.700%	1/17/53	EUR	18,093	10,704
93

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[6]	European Financial Stability Facility	1.750%	7/17/53	EUR	1,793	1,435
	European Investment Bank	3.100%	8/17/26	AUD	17,970	11,452
	European Investment Bank	2.750%	8/25/26	PLN	5,102	1,320
	European Investment Bank	1.750%	11/12/26	SEK	25,000	2,569
	European Investment Bank	1.250%	11/13/26	EUR	3,074	3,451
	European Investment Bank	0.000%	12/22/26	EUR	28,656	31,509
	European Investment Bank	0.500%	1/15/27	EUR	27,516	30,463
	European Investment Bank	3.500%	4/15/27	EUR	27,561	32,153
	European Investment Bank	0.000%	6/17/27	EUR	9,690	10,544
	European Investment Bank	0.375%	9/15/27	EUR	75,514	82,425
	European Investment Bank	3.750%	12/7/27	GBP	1,947	2,590
	European Investment Bank	1.000%	1/28/28	CAD	5,538	3,846
	European Investment Bank	4.500%	1/31/28	GBP	48,858	66,101
	European Investment Bank	3.300%	2/3/28	AUD	1,147	730
	European Investment Bank	0.000%	3/28/28	EUR	19,098	20,415
	European Investment Bank	1.375%	5/12/28	SEK	38,260	3,846
	European Investment Bank	0.000%	5/15/28	EUR	5,124	5,461
	European Investment Bank	4.200%	8/21/28	AUD	24,697	16,109
	European Investment Bank	0.000%	9/28/28	EUR	11,672	12,318
	European Investment Bank	6.000%	12/7/28	GBP	8,198	11,678
	European Investment Bank	0.625%	1/22/29	EUR	23,372	25,024
	European Investment Bank	4.000%	2/15/29	GBP	43,601	58,269
	European Investment Bank	3.300%	5/25/29	AUD	3,524	2,223
	European Investment Bank	0.125%	6/20/29	EUR	5,894	6,132
	European Investment Bank	0.250%	9/14/29	EUR	9,544	9,916
	European Investment Bank	3.625%	10/22/29	GBP	10,000	13,131
	European Investment Bank	0.050%	11/15/29	EUR	20,000	20,502
	European Investment Bank	0.050%	1/16/30	EUR	16,660	16,970
	European Investment Bank	2.375%	5/15/30	EUR	68,470	77,740
	European Investment Bank	2.750%	7/30/30	EUR	17,390	20,058
	European Investment Bank	0.000%	9/9/30	EUR	12,731	12,710
	European Investment Bank	2.750%	9/13/30	EUR	15,373	17,713
	European Investment Bank	0.000%	1/14/31	EUR	23,948	23,649
	European Investment Bank	1.300%	1/27/31	AUD	13,318	7,298
	European Investment Bank	1.000%	3/14/31	EUR	22,265	23,257
	European Investment Bank	2.875%	10/15/31	EUR	62,986	72,872
	European Investment Bank	1.000%	4/14/32	EUR	16,396	16,758
	European Investment Bank	5.625%	6/7/32	GBP	2,000	2,888
	European Investment Bank	1.125%	11/15/32	EUR	10,248	10,441
	European Investment Bank	2.875%	1/12/33	EUR	18,511	21,269
	European Investment Bank	1.125%	4/13/33	EUR	15,372	15,501
	European Investment Bank	3.000%	7/15/33	EUR	41,052	47,507
	European Investment Bank	2.750%	1/16/34	EUR	29,958	34,001
	European Investment Bank	2.625%	9/4/34	EUR	64,000	71,423
	European Investment Bank	2.875%	1/15/35	EUR	59,894	67,875
	European Investment Bank	0.200%	3/17/36	EUR	14,007	11,819
	European Investment Bank	3.125%	6/30/36	CHF	5,505	8,344
	European Investment Bank	1.125%	9/15/36	EUR	14,593	13,609
	European Investment Bank	3.875%	6/8/37	GBP	10,767	13,178
	European Investment Bank	5.000%	4/15/39	GBP	3,584	4,822
	European Investment Bank	2.750%	3/15/40	EUR	9,505	10,185
	European Investment Bank	0.250%	6/15/40	EUR	11,552	8,498
	European Investment Bank	0.010%	5/15/41	EUR	6,000	4,086
	European Investment Bank	3.625%	3/14/42	EUR	2,869	3,395
	European Investment Bank	1.000%	11/14/42	EUR	5,124	4,060
	European Investment Bank	4.500%	3/7/44	GBP	4,355	5,332
	European Investment Bank	0.875%	9/13/47	EUR	5,124	3,633
	European Investment Bank	1.500%	11/15/47	EUR	2,561	2,086
	European Investment Bank	1.500%	10/16/48	EUR	1,575	1,263
	European Investment Bank	0.050%	1/27/51	EUR	10,303	5,158
	European Investment Bank	4.625%	10/12/54	GBP	3,945	4,782
	European Stability Mechanism	0.750%	3/15/27	EUR	19,640	21,771
	European Stability Mechanism	0.750%	9/5/28	EUR	9,456	10,233
	European Stability Mechanism	0.500%	3/5/29	EUR	21,522	22,847
	European Stability Mechanism	0.010%	3/4/30	EUR	26,804	27,132
	European Stability Mechanism	0.010%	10/15/31	EUR	12,202	11,803
	European Stability Mechanism	1.125%	5/3/32	EUR	2,680	2,761
	European Stability Mechanism	1.200%	5/23/33	EUR	6,148	6,239
	European Stability Mechanism	2.750%	9/15/34	EUR	25,000	28,192
	European Stability Mechanism	1.625%	11/17/36	EUR	20,471	20,202
94

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Stability Mechanism	1.750%	10/20/45	EUR	5,124	4,523
European Stability Mechanism	1.800%	11/2/46	EUR	16,820	14,822
European Stability Mechanism	1.850%	12/1/55	EUR	17,355	14,044
European Union	0.000%	7/6/26	EUR	48,703	53,996
European Union	2.750%	10/5/26	EUR	115,845	132,784
European Union	2.000%	10/4/27	EUR	41,133	46,638
European Union	2.500%	11/4/27	EUR	9,736	11,158
European Union	2.875%	12/6/27	EUR	69,319	80,220
European Union	2.875%	4/4/28	EUR	2,561	2,968
European Union	0.000%	6/2/28	EUR	39,303	41,804
European Union	0.000%	10/4/28	EUR	25,684	27,078
European Union	3.125%	12/5/28	EUR	129,063	151,007
European Union	2.875%	10/5/29	EUR	140,895	163,419
European Union	1.625%	12/4/29	EUR	50,505	55,533
European Union	0.000%	10/4/30	EUR	2,148	2,138
European Union	3.125%	12/4/30	EUR	23,634	27,725
European Union	0.750%	4/4/31	EUR	16,781	17,203
European Union	0.000%	4/22/31	EUR	20,237	19,731
European Union	0.000%	7/4/31	EUR	102,758	99,886
European Union	2.500%	12/4/31	EUR	104,516	117,782
European Union	1.000%	7/6/32	EUR	54,884	55,543
European Union	2.750%	2/4/33	EUR	38,385	43,580
European Union	3.250%	7/4/34	EUR	29,342	34,159
European Union	3.000%	12/4/34	EUR	73,002	83,039
European Union	0.000%	7/4/35	EUR	55,110	46,115
European Union	0.250%	4/22/36	EUR	21,290	17,830
European Union	0.200%	6/4/36	EUR	44,216	36,677
European Union	0.400%	2/4/37	EUR	31,007	25,785
European Union	0.875%	3/11/37	EUR	1,868	1,698
European Union	2.750%	12/4/37	EUR	18,962	20,455
European Union	3.375%	10/4/38	EUR	68,877	78,276
European Union	3.375%	10/4/39	EUR	93,468	105,327
European Union	0.450%	7/4/41	EUR	74,094	52,848
European Union	3.750%	4/4/42	EUR	5,124	5,985
European Union	3.375%	11/4/42	EUR	17,623	19,557
European Union	1.250%	2/4/43	EUR	83,353	66,231
European Union	4.000%	4/4/44	EUR	45,404	54,148
European Union	0.450%	5/2/46	EUR	17,889	11,382
European Union	0.750%	1/4/47	EUR	21,887	14,925
European Union	2.625%	2/4/48	EUR	35,988	34,586
European Union	3.250%	2/4/50	EUR	59,276	62,659
European Union	0.700%	7/6/51	EUR	71,821	42,160
European Union	2.500%	10/4/52	EUR	79,515	71,601
European Union	3.000%	3/4/53	EUR	9,955	9,900
European Union	3.375%	10/5/54	EUR	114,792	121,275
Inter-American Development Bank	4.250%	6/11/26	AUD	663	428
Inter-American Development Bank	1.000%	6/29/26	CAD	4,800	3,419
Inter-American Development Bank	0.500%	9/15/26	GBP	5,124	6,519
Inter-American Development Bank	0.875%	8/27/27	CAD	3,219	2,244
Inter-American Development Bank	4.700%	10/3/30	AUD	12,000	7,951
Inter-American Development Bank	3.290%	6/28/32	AUD	5,238	3,128
International Bank for Reconstruction & Development	0.750%	6/10/26	NZD	2,993	1,730
International Bank for Reconstruction & Development	5.000%	6/22/26	NZD	4,500	2,725
International Bank for Reconstruction & Development	0.250%	7/22/26	GBP	2,561	3,264
International Bank for Reconstruction & Development	1.200%	7/22/26	CAD	6,735	4,804
International Bank for Reconstruction & Development	3.000%	10/19/26	AUD	8,419	5,352
International Bank for Reconstruction & Development	0.750%	12/15/26	GBP	7,107	9,011
International Bank for Reconstruction & Development	0.000%	1/15/27	EUR	23,660	25,923
International Bank for Reconstruction & Development	1.800%	1/19/27	CAD	5,418	3,879
International Bank for Reconstruction & Development	0.250%	9/23/27	GBP	10,248	12,550
International Bank for Reconstruction & Development	0.625%	9/24/27	NZD	9,490	5,279
International Bank for Reconstruction & Development	0.875%	9/28/27	CAD	2,761	1,922
International Bank for Reconstruction & Development	0.625%	11/22/27	EUR	5,635	6,163
International Bank for Reconstruction & Development	4.400%	1/13/28	AUD	25,000	16,348
International Bank for Reconstruction & Development	3.700%	1/18/28	CAD	9,700	7,227
International Bank for Reconstruction & Development	0.010%	4/24/28	EUR	26,829	28,568
International Bank for Reconstruction & Development	1.625%	5/10/28	NZD	6,735	3,783
International Bank for Reconstruction & Development	0.625%	7/14/28	GBP	11,122	13,396
International Bank for Reconstruction & Development	3.300%	8/14/28	AUD	1,683	1,067
International Bank for Reconstruction & Development	3.875%	10/2/28	GBP	24,250	32,298
95

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
International Bank for Reconstruction & Development	1.250%	12/13/28	GBP	6,012	7,306
International Bank for Reconstruction & Development	4.300%	1/10/29	AUD	10,000	6,532
International Bank for Reconstruction & Development	1.950%	9/20/29	CAD	919	641
International Bank for Reconstruction & Development	1.000%	12/21/29	GBP	1,720	2,007
International Bank for Reconstruction & Development	0.000%	2/21/30	EUR	5,854	5,923
International Bank for Reconstruction & Development	0.500%	4/16/30	EUR	2,767	2,858
International Bank for Reconstruction & Development	4.250%	9/18/30	CAD	10,600	8,179
International Bank for Reconstruction & Development	1.100%	11/18/30	AUD	3,852	2,106
International Bank for Reconstruction & Development	4.125%	7/31/31	GBP	11,548	15,411
International Bank for Reconstruction & Development	2.600%	8/28/31	EUR	12,500	14,206
International Bank for Reconstruction & Development	5.750%	6/7/32	GBP	3,074	4,469
International Bank for Reconstruction & Development	0.625%	1/12/33	EUR	23,743	23,069
International Bank for Reconstruction & Development	4.200%	4/21/33	AUD	6,000	3,769
International Bank for Reconstruction & Development	2.900%	2/14/34	EUR	20,085	22,892
International Bank for Reconstruction & Development	1.200%	8/8/34	EUR	16,943	16,618
International Bank for Reconstruction & Development	0.500%	6/21/35	EUR	1,844	1,644
International Bank for Reconstruction & Development	0.100%	9/17/35	EUR	2,801	2,365
International Bank for Reconstruction & Development	3.100%	4/14/38	EUR	4,400	4,957
International Bank for Reconstruction & Development	3.450%	9/13/38	EUR	9,545	11,117
International Bank for Reconstruction & Development	0.700%	10/22/46	EUR	5,260	3,618
International Bank for Reconstruction & Development	0.125%	1/3/51	EUR	4,315	2,229
International Bank for Reconstruction & Development	0.200%	1/21/61	EUR	2,767	1,134
International Development Association	0.750%	9/21/28	GBP	1,502	1,802
International Development Association	0.000%	7/15/31	EUR	9,338	9,049
International Development Association	0.350%	4/22/36	EUR	23,250	19,823
International Development Association	1.750%	5/5/37	EUR	12,000	11,744
International Development Association	0.700%	1/17/42	EUR	5,789	4,368
International Development Association	3.200%	1/18/44	EUR	10,000	11,038
International Finance Corp.	3.200%	7/22/26	AUD	12,741	8,123
International Finance Corp.	4.500%	8/21/26	CAD	1,400	1,041
International Finance Corp.	1.850%	1/28/27	CAD	5,138	3,680
International Finance Corp.	3.200%	10/18/27	AUD	611	388
International Finance Corp.	0.750%	5/24/28	AUD	6,500	3,821
International Finance Corp.	4.875%	12/19/28	NZD	5,000	3,093
International Finance Corp.	3.150%	6/26/29	AUD	4,864	3,041
International Finance Corp.	4.875%	12/13/29	NZD	4,400	2,729
International Finance Corp.	3.635%	8/26/33	AUD	6,500	3,899
International Finance Corp.	1.500%	4/15/35	AUD	13,020	6,203
Nordic Investment Bank	0.125%	12/15/26	GBP	13,368	16,776
Nordic Investment Bank	4.375%	2/21/30	NZD	2,500	1,515
					4,971,633
Sweden (0.2%)
Kingdom of Sweden	0.750%	11/12/29	SEK	198,515	19,461
Kingdom of Sweden	0.125%	5/12/31	SEK	582,080	53,668
Kingdom of Sweden	2.250%	6/1/32	SEK	188,345	19,621
Kingdom of Sweden	1.750%	11/11/33	SEK	195,000	19,429
Kingdom of Sweden	2.250%	5/11/35	SEK	370,000	38,084
Kingdom of Sweden	1.375%	6/23/71	SEK	168,410	11,034
Kommuninvest I Sverige AB	1.000%	11/12/26	SEK	306,190	31,127
Kommuninvest I Sverige AB	2.750%	2/12/27	EUR	5,400	6,191
Kommuninvest I Sverige AB	3.250%	11/12/29	SEK	120,000	12,748
Kommuninvest I Sverige AB	3.250%	6/12/30	SEK	200,000	21,237
Svensk Exportkredit AB	2.750%	2/23/28	EUR	25,000	28,665
					261,265
Switzerland (0.5%)
Canton of Basel-Landschaft	1.375%	9/29/34	CHF	8,465	10,973
Canton of Basel-Landschaft	1.000%	3/5/40	CHF	5,000	6,254
Canton of Geneva Switzerland	1.625%	7/30/29	CHF	1,805	2,311
Canton of Geneva Switzerland	0.400%	4/28/36	CHF	2,545	2,976
Canton of Geneva Switzerland	0.600%	7/4/46	CHF	1,520	1,746
Canton of Solothurn	1.000%	2/20/45	CHF	10,000	12,485
Canton of Vaud	2.000%	10/24/33	CHF	4,540	6,183
Canton of Zurich	1.250%	12/3/32	CHF	1,525	1,951
Canton of Zurich	2.000%	7/29/38	CHF	5,100	7,160
Canton of Zurich	0.250%	7/12/39	CHF	13,875	15,624
City of Zurich Switzerland	2.550%	3/10/36	CHF	10,000	14,342
Swiss Confederation	1.250%	5/28/26	CHF	51,517	63,269
Swiss Confederation	3.250%	6/27/27	CHF	4,593	5,957
Swiss Confederation	0.500%	5/27/30	CHF	26,454	32,679
96

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Swiss Confederation	2.250%	6/22/31	CHF	44,889	61,290
	Swiss Confederation	0.500%	6/27/32	CHF	7,246	9,011
	Swiss Confederation	3.500%	4/8/33	CHF	10,512	16,018
	Swiss Confederation	0.000%	6/26/34	CHF	14,655	17,236
	Swiss Confederation	0.250%	6/23/35	CHF	52,207	62,605
	Swiss Confederation	2.500%	3/8/36	CHF	10,137	15,076
	Swiss Confederation	1.500%	10/26/38	CHF	10,000	13,877
	Swiss Confederation	1.500%	4/30/42	CHF	20,974	29,817
	Swiss Confederation	1.250%	6/28/43	CHF	8,007	11,048
	Swiss Confederation	0.500%	6/28/45	CHF	12,757	15,417
	Swiss Confederation	4.000%	1/6/49	CHF	14,337	31,176
	Swiss Confederation	0.500%	5/24/55	CHF	3,188	3,936
	Swiss Confederation	0.500%	5/30/58	CHF	19,513	24,315
	Swiss Confederation	2.000%	6/25/64	CHF	2,449	4,705
						499,437
Thailand (0.9%)
	Kingdom of Thailand	2.125%	12/17/26	THB	496,408	14,996
	Kingdom of Thailand	2.250%	3/17/27	THB	900,000	27,286
	Kingdom of Thailand	1.000%	6/17/27	THB	1,423,372	42,129
	Kingdom of Thailand	2.400%	11/17/27	THB	1,000,000	30,566
	Kingdom of Thailand	3.580%	12/17/27	THB	466,275	14,681
	Kingdom of Thailand	5.670%	3/13/28	THB	61,239	2,043
	Kingdom of Thailand	2.650%	6/17/28	THB	1,100,000	34,009
	Kingdom of Thailand	2.875%	12/17/28	THB	839,187	26,247
	Kingdom of Thailand	2.400%	3/17/29	THB	1,485,000	45,774
	Kingdom of Thailand	4.875%	6/22/29	THB	887,982	30,050
	Kingdom of Thailand	2.500%	11/17/29	THB	600,000	18,653
	Kingdom of Thailand	1.600%	12/17/29	THB	744,661	22,229
	Kingdom of Thailand	3.650%	6/20/31	THB	627,711	20,934
	Kingdom of Thailand	2.000%	12/17/31	THB	1,142,818	34,787
	Kingdom of Thailand	3.775%	6/25/32	THB	769,585	26,008
	Kingdom of Thailand	3.350%	6/17/33	THB	995,000	33,151
	Kingdom of Thailand	2.800%	6/17/34	THB	835,000	26,850
	Kingdom of Thailand	1.600%	6/17/35	THB	153,099	4,450
	Kingdom of Thailand	1.585%	12/17/35	THB	1,231,603	35,379
	Kingdom of Thailand	3.400%	6/17/36	THB	1,181,203	39,987
	Kingdom of Thailand	3.390%	6/17/37	THB	1,091,000	37,277
	Kingdom of Thailand	4.260%	12/12/37	THB	141,362	5,099
	Kingdom of Thailand	3.300%	6/17/38	THB	1,076,247	36,286
	Kingdom of Thailand	2.700%	6/17/40	THB	250,000	8,060
	Kingdom of Thailand	3.800%	6/14/41	THB	76,549	2,767
	Kingdom of Thailand	2.000%	6/17/42	THB	970,118	27,666
	Kingdom of Thailand	3.450%	6/17/43	THB	1,110,000	38,075
	Kingdom of Thailand	4.675%	6/29/44	THB	429,761	17,103
	Kingdom of Thailand	2.980%	6/17/45	THB	438,000	14,125
	Kingdom of Thailand	2.875%	6/17/46	THB	576,435	18,006
	Kingdom of Thailand	3.140%	6/17/47	THB	811,000	26,600
	Kingdom of Thailand	1.875%	6/17/49	THB	472,937	12,408
	Kingdom of Thailand	3.150%	6/17/50	THB	190,000	6,240
	Kingdom of Thailand	2.750%	6/17/52	THB	137,200	4,261
	Kingdom of Thailand	4.000%	6/17/55	THB	876,340	33,972
	Kingdom of Thailand	4.850%	6/17/61	THB	9,492	409
	Kingdom of Thailand	4.000%	6/17/66	THB	248,447	9,418
	Kingdom of Thailand	3.600%	6/17/67	THB	895,459	31,484
	Kingdom of Thailand	2.500%	6/17/71	THB	93,000	2,537
	Kingdom of Thailand	4.000%	6/17/72	THB	694,000	27,125
						889,127
United Kingdom (5.3%)
[1]	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	2,253	2,993
[4]	LCR Finance plc	4.500%	12/7/28	GBP	3,843	5,204
[4]	LCR Finance plc	5.100%	3/7/51	GBP	3,433	4,411
	Transport for London	3.625%	5/15/45	GBP	2,019	2,006
	Transport for London	4.000%	4/7/64	GBP	2,000	1,937
	United Kingdom Gilt	1.500%	7/22/26	GBP	36,430	47,319
	United Kingdom Gilt	4.125%	1/29/27	GBP	275,952	369,549
	United Kingdom Gilt	3.750%	3/7/27	GBP	175,000	232,896
	United Kingdom Gilt	4.250%	12/7/27	GBP	43,775	59,240
	United Kingdom Gilt	4.375%	3/7/28	GBP	30,000	40,577
	United Kingdom Gilt	4.500%	6/7/28	GBP	195,316	265,573
97

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
United Kingdom Gilt	0.500%	1/31/29	GBP	69,837	82,772
United Kingdom Gilt	4.125%	7/22/29	GBP	312,503	420,877
United Kingdom Gilt	0.375%	10/22/30	GBP	62,000	68,752
United Kingdom Gilt	4.750%	12/7/30	GBP	64,441	89,679
United Kingdom Gilt	0.250%	7/31/31	GBP	147,814	157,375
United Kingdom Gilt	4.000%	10/22/31	GBP	131,289	174,228
United Kingdom Gilt	1.000%	1/31/32	GBP	70,000	76,561
United Kingdom Gilt	4.250%	6/7/32	GBP	98,346	132,427
United Kingdom Gilt	3.250%	1/31/33	GBP	140,000	174,657
United Kingdom Gilt	0.875%	7/31/33	GBP	193,000	197,106
United Kingdom Gilt	4.625%	1/31/34	GBP	115,100	156,626
United Kingdom Gilt	4.250%	7/31/34	GBP	25,979	34,293
United Kingdom Gilt	4.500%	9/7/34	GBP	44,109	59,509
United Kingdom Gilt	4.500%	3/7/35	GBP	40,408	54,063
United Kingdom Gilt	0.625%	7/31/35	GBP	123,948	113,751
United Kingdom Gilt	4.250%	3/7/36	GBP	70,175	91,321
United Kingdom Gilt	1.750%	9/7/37	GBP	74,538	72,702
United Kingdom Gilt	3.750%	1/29/38	GBP	186,747	226,958
United Kingdom Gilt	4.750%	12/7/38	GBP	59,702	79,825
United Kingdom Gilt	1.125%	1/31/39	GBP	148,949	126,711
United Kingdom Gilt	4.250%	9/7/39	GBP	25,889	32,550
United Kingdom Gilt	4.375%	1/31/40	GBP	20,020	25,385
United Kingdom Gilt	4.250%	12/7/40	GBP	42,342	52,587
United Kingdom Gilt	1.250%	10/22/41	GBP	99,525	78,411
United Kingdom Gilt	4.500%	12/7/42	GBP	76,190	95,708
United Kingdom Gilt	4.750%	10/22/43	GBP	122,580	157,310
United Kingdom Gilt	3.250%	1/22/44	GBP	68,116	70,847
United Kingdom Gilt	3.500%	1/22/45	GBP	74,660	79,775
United Kingdom Gilt	0.875%	1/31/46	GBP	59,579	37,058
United Kingdom Gilt	4.250%	12/7/46	GBP	79,111	93,206
United Kingdom Gilt	1.500%	7/22/47	GBP	85,600	59,952
United Kingdom Gilt	1.750%	1/22/49	GBP	56,486	40,722
United Kingdom Gilt	4.250%	12/7/49	GBP	53,888	62,643
United Kingdom Gilt	0.625%	10/22/50	GBP	58,909	29,530
United Kingdom Gilt	1.250%	7/31/51	GBP	84,644	50,120
United Kingdom Gilt	3.750%	7/22/52	GBP	53,582	56,568
United Kingdom Gilt	1.500%	7/31/53	GBP	73,769	45,377
United Kingdom Gilt	3.750%	10/22/53	GBP	129,524	135,398
United Kingdom Gilt	4.375%	7/31/54	GBP	114,520	133,571
United Kingdom Gilt	1.625%	10/22/54	GBP	50,592	31,887
United Kingdom Gilt	4.250%	12/7/55	GBP	64,510	73,646
United Kingdom Gilt	1.750%	7/22/57	GBP	92,515	58,718
United Kingdom Gilt	4.000%	1/22/60	GBP	48,637	52,792
United Kingdom Gilt	0.500%	10/22/61	GBP	90,029	33,160
United Kingdom Gilt	4.000%	10/22/63	GBP	68,331	73,667
United Kingdom Gilt	2.500%	7/22/65	GBP	68,527	51,685
United Kingdom Gilt	3.500%	7/22/68	GBP	68,734	66,920
United Kingdom Gilt	1.625%	10/22/71	GBP	65,836	36,965
United Kingdom Gilt	1.125%	10/22/73	GBP	21,639	9,941
					5,447,997
Total Sovereign Bonds (Cost $83,896,350)					78,817,666
98

Total International Bond Index Fund
Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (3.4%)
Money Market Fund (3.4%)
[11]	Vanguard Market Liquidity Fund (Cost $3,426,213)	4.350%	34,265,733	3,426,230
Total Investments (100.8%) (Cost $108,610,094)	103,691,503
Other Assets and Liabilities—Net (-0.8%)	(774,298)
Net Assets (100.0%)	102,917,205
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Guaranteed by the Republic of Austria.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $19,066,304, representing 18.5% of net assets.
4	Guaranteed by the Government of the United Kingdom.
5	Securities with a value of $1,789,440 have been pledged as collateral for open forward currency contracts.
6	Guaranteed by multiple countries.
7	Securities with a value of $4,694,250 have been segregated as collateral for open forward currency contracts.
8	Securities with a value of $28,804 have been segregated as initial margin for open centrally cleared non-deliverable forward currency contracts.
9	Securities with a value of $24,156 have been segregated as initial margin for open futures contracts.
10	Guaranteed by the Federal Republic of Germany.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GMTN—Global Medium Term Note.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
CNY—Chinese renminbi.
COP—Colombian peso.
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PEN—Peruvian sol.
PLN—Polish zloty.
RON—Romanian leu.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year Japanese Government Bond	June 2025	14	13,772	21
Euro-Bobl	June 2025	1,661	225,104	2,540
Euro-Schatz	June 2025	4,185	509,987	1,079
				3,640
99

Total International Bond Index Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
Long Gilt	June 2025	(370)	(46,115)	57
				3,697

Centrally Cleared Non-Deliverable Forward Currency Contracts
Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
	Currency Purchased		Currency Sold
5/6/25	COP	370,000,000	USD	87,751	—	(262)
5/6/25	COP	188,000,000	USD	44,256	198	—
5/6/25	USD	269,345	COP	1,129,000,000	2,383	—
6/5/25	USD	87,377	COP	370,000,000	278	—
6/5/25	USD	44,068	COP	188,000,000	—	(188)
					2,859	(450)

Over-the-Counter Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
BNP Paribas	6/3/25	AUD	216,000	USD	137,745	663	—
JPMorgan Chase Bank, N.A.	5/2/25	AUD	121,959	USD	76,045	2,078	—
HSBC Bank plc	5/2/25	AUD	85,000	USD	54,539	—	(92)
JPMorgan Chase Bank, N.A.	6/2/25	CAD	270,000	USD	195,675	508	—
Toronto-Dominion Bank	6/2/25	CAD	87,650	USD	63,557	130	—
JPMorgan Chase Bank, N.A.	5/1/25	CAD	90,000	USD	62,681	2,606	—
Toronto-Dominion Bank	5/1/25	CAD	59,482	USD	41,388	1,760	—
Royal Bank of Canada	5/1/25	CAD	39,000	USD	28,152	139	—
UBS AG	5/5/25	CHF	716,442	USD	870,683	—	(2,120)
Toronto-Dominion Bank	5/5/25	CHF	145,910	USD	177,560	—	(669)
BNP Paribas	5/5/25	CHF	136,783	USD	166,453	—	(627)
Bank of Montreal	6/3/25	CHF	25,000	USD	30,462	—	(46)
BNP Paribas	5/5/25	CHF	14,736	USD	16,721	1,143	—
Wells Fargo Bank N.A.	5/6/25	CLP	49,000,000	USD	52,343	—	(599)
Toronto-Dominion Bank	5/6/25	CLP	35,000,000	USD	37,192	—	(233)
Wells Fargo Bank N.A.	5/6/25	CLP	34,000,000	USD	35,903	1	—
State Street Bank & Trust Co.	5/6/25	CLP	33,096,869	USD	34,440	510	—
HSBC Bank plc	5/6/25	CLP	9,796,198	USD	10,305	39	—
Standard Chartered Bank	5/7/25	CNY	3,681,836	USD	506,443	4,924	—
HSBC Bank plc	5/7/25	CNY	3,681,836	USD	504,984	6,383	—
State Street Bank & Trust Co.	5/7/25	CNY	1,840,918	USD	252,426	3,257	—
HSBC Bank plc	6/4/25	CNY	361,663	USD	49,896	310	—
Citibank, N.A.	5/6/25	COP	326,000,000	USD	76,489	596	—
Citibank, N.A.	5/6/25	COP	185,000,000	USD	44,090	—	(345)
Wells Fargo Bank N.A.	5/6/25	COP	183,000,000	USD	43,592	—	(320)
Goldman Sachs & Co.	5/6/25	COP	24,146,535	USD	5,741	—	(31)
Goldman Sachs & Co.	5/6/25	COP	954,267	USD	226	—	—
UBS AG	5/5/25	CZK	2,847,467	USD	129,957	—	(677)
Wells Fargo Bank N.A.	5/5/25	CZK	2,763,718	USD	126,191	—	(714)
Canadian Imperial Bank of Commerce	5/5/25	CZK	2,763,718	USD	126,082	—	(605)
Bank of America, N.A.	5/5/25	CZK	1,900,000	USD	86,809	—	(546)
Standard Chartered Bank	5/5/25	CZK	817,000	USD	37,235	—	(142)
Toronto-Dominion Bank	5/5/25	EUR	6,756,969	USD	7,680,979	—	(24,028)
Standard Chartered Bank	5/5/25	EUR	4,487,321	USD	5,103,656	—	(18,653)
100

Total International Bond Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
HSBC Bank plc	5/5/25	EUR	4,233,000	USD	4,811,075	—	(14,268)
Royal Bank of Canada	5/5/25	EUR	4,097,279	USD	4,655,827	—	(12,818)
Barclays Bank plc	5/5/25	EUR	3,150,000	USD	3,586,050	—	(16,491)
Citibank, N.A.	5/5/25	EUR	3,004,000	USD	3,414,370	—	(10,257)
Canadian Imperial Bank of Commerce	5/5/25	EUR	2,967,131	USD	3,375,546	—	(13,213)
BNP Paribas	5/5/25	EUR	2,783,900	USD	3,167,301	—	(12,604)
Wells Fargo Bank N.A.	5/5/25	EUR	2,250,000	USD	2,557,665	—	(7,980)
Commonwealth Bank of Australia	5/5/25	EUR	1,800,000	USD	2,045,203	—	(5,454)
Societe Generale SA	5/5/25	EUR	1,800,000	USD	2,044,620	—	(4,872)
The Bank of New York Mellon Corp.	5/5/25	EUR	1,350,000	USD	1,536,795	—	(6,984)
State Street Bank & Trust Co.	5/5/25	EUR	770,000	USD	833,249	39,310	—
JPMorgan Chase Bank, N.A.	5/5/25	EUR	560,000	USD	636,873	—	(2,284)
UBS AG	5/5/25	EUR	99,000	USD	112,538	—	(352)
JPMorgan Chase Bank, N.A.	6/3/25	EUR	83,000	USD	94,495	—	(273)
UBS AG	5/5/25	EUR	29,444	USD	31,829	1,537	—
Wells Fargo Bank N.A.	6/3/25	GBP	125,000	USD	166,693	—	(85)
BNP Paribas	5/2/25	GBP	81,634	USD	105,363	3,430	—
Morgan Stanley Capital Services Inc.	5/2/25	GBP	80,000	USD	103,235	3,381	—
HSBC Bank plc	5/2/25	GBP	38,000	USD	50,917	—	(275)
HSBC Bank plc	5/6/25	HKD	180,500	USD	23,275	—	(1)
Societe Generale SA	5/6/25	HUF	28,884,449	USD	81,227	—	(343)
UBS AG	5/6/25	HUF	28,884,449	USD	81,206	—	(322)
JPMorgan Chase Bank, N.A.	5/6/25	HUF	6,800,000	USD	19,161	—	(120)
Deutsche Bank AG	5/5/25	IDR	6,639,763,968	USD	396,528	4,208	—
Citibank, N.A.	5/5/25	IDR	6,639,763,968	USD	393,840	6,894	—
Standard Chartered Bank	5/5/25	IDR	3,519,881,984	USD	208,752	3,688	—
JPMorgan Chase Bank, N.A.	5/5/25	IDR	1,127,542,296	USD	66,672	1,380	—
Deutsche Bank AG	6/3/25	IDR	764,399,000	USD	45,716	408	—
Standard Chartered Bank	6/3/25	IDR	300,000,000	USD	17,768	332	—
HSBC Bank plc	5/5/25	ILS	872,190	USD	239,877	—	(180)
Wells Fargo Bank N.A.	5/5/25	ILS	290,730	USD	80,091	—	(193)
Barclays Bank plc	5/2/25	JPY	125,708,000	USD	878,097	1,300	—
Canadian Imperial Bank of Commerce	5/2/25	JPY	76,000,000	USD	509,055	22,607	—
The Bank of New York Mellon Corp.	5/2/25	JPY	63,008,000	USD	440,123	653	—
HSBC Bank plc	5/2/25	JPY	63,008,000	USD	439,448	1,328	—
Toronto-Dominion Bank	5/2/25	JPY	63,140,000	USD	439,174	2,525	—
Canadian Imperial Bank of Commerce	6/3/25	JPY	62,000,000	USD	436,003	—	(714)
State Street Bank & Trust Co.	5/8/25	KRW	2,401,341,040	USD	1,677,728	8,961	—
HSBC Bank plc	5/8/25	KRW	575,803,069	USD	397,856	6,586	—
Deutsche Bank AG	5/8/25	KRW	338,268,208	USD	236,138	1,460	—
Wells Fargo Bank N.A.	5/8/25	KRW	338,268,208	USD	236,056	1,542	—
Standard Chartered Bank	5/8/25	KRW	338,268,208	USD	235,448	2,150	—
BNP Paribas	5/8/25	KRW	338,268,208	USD	235,297	2,301	—
Deutsche Bank AG	6/4/25	KRW	58,097,500	USD	40,986	—	(106)
Toronto-Dominion Bank	5/5/25	MXN	5,218,000	USD	266,564	—	(669)
BNP Paribas	5/5/25	MXN	5,218,000	USD	266,564	—	(669)
Wells Fargo Bank N.A.	5/5/25	MXN	1,600,000	USD	78,010	3,522	—
Standard Chartered Bank	5/5/25	MYR	903,162	USD	208,944	450	—
BNP Paribas	5/5/25	MYR	903,162	USD	208,397	997	—
Citibank, N.A.	5/5/25	MYR	903,162	USD	206,437	2,957	—
Bank of America, N.A.	5/5/25	MYR	903,162	USD	206,390	3,004	—
HSBC Bank plc	5/5/25	MYR	903,162	USD	205,357	4,037	—
Standard Chartered Bank	6/4/25	MYR	171,056	USD	39,729	—	(33)
101

Total International Bond Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Standard Chartered Bank	6/4/25	MYR	36,245	USD	8,291	120	—
BNP Paribas	5/5/25	NOK	1,702,000	USD	164,128	—	(527)
HSBC Bank plc	5/5/25	NOK	368,373	USD	35,543	—	(134)
Commonwealth Bank of Australia	6/4/25	NZD	45,500	USD	27,041	14	—
State Street Bank & Trust Co.	5/6/25	PEN	278,893	USD	75,801	261	—
HSBC Bank plc	5/6/25	PEN	160,000	USD	43,597	40	—
Citibank, N.A.	5/6/25	PEN	158,893	USD	43,154	181	—
Canadian Imperial Bank of Commerce	5/5/25	PLN	965,784	USD	256,909	—	(1,444)
Wells Fargo Bank N.A.	5/5/25	PLN	597,892	USD	159,261	—	(1,110)
Toronto-Dominion Bank	5/5/25	PLN	482,892	USD	128,514	—	(782)
Standard Chartered Bank	5/5/25	PLN	363,000	USD	96,473	—	(454)
Barclays Bank plc	5/5/25	RON	490,144	USD	112,059	—	(540)
HSBC Bank plc	5/5/25	RON	490,144	USD	111,905	—	(386)
Standard Chartered Bank	5/5/25	RON	229,000	USD	52,289	—	(187)
HSBC Bank plc	5/5/25	SEK	3,467,272	USD	360,498	—	(1,664)
Wells Fargo Bank N.A.	5/5/25	SEK	1,733,636	USD	180,118	—	(700)
Barclays Bank plc	5/5/25	SEK	1,733,636	USD	179,819	—	(402)
BNP Paribas	5/5/25	SEK	1,565,000	USD	162,262	—	(297)
State Street Bank & Trust Co.	6/3/25	SEK	322,800	USD	33,528	—	(61)
BNP Paribas	5/5/25	SEK	70,982	USD	7,081	265	—
HSBC Bank plc	5/5/25	SGD	368,175	USD	281,975	2	—
Wells Fargo Bank N.A.	5/5/25	SGD	368,175	USD	281,932	46	—
Wells Fargo Bank N.A.	5/6/25	THB	7,691,996	USD	228,384	1,983	—
Standard Chartered Bank	5/6/25	THB	7,559,628	USD	226,404	—	—
BNP Paribas	5/6/25	THB	7,559,628	USD	226,184	220	—
Standard Chartered Bank	5/6/25	THB	5,366,628	USD	161,049	—	(323)
JPMorgan Chase Bank, N.A.	5/6/25	THB	3,230,628	USD	96,668	87	—
UBS AG	6/5/25	THB	1,350,323	USD	40,578	—	(46)
Standard Chartered Bank	6/5/25	THB	330,000	USD	9,911	—	(6)
Barclays Bank plc	6/5/25	THB	330,000	USD	9,908	—	(3)
UBS AG	5/6/25	THB	219,333	USD	6,347	222	—
Commonwealth Bank of Australia	6/3/25	USD	2,026,807	AUD	3,166,592	—	(2,282)
Commonwealth Bank of Australia	5/2/25	USD	1,757,774	AUD	2,820,104	—	(48,673)
JPMorgan Chase Bank, N.A.	6/3/25	USD	947,472	AUD	1,480,300	—	(1,076)
JPMorgan Chase Bank, N.A.	5/2/25	USD	718,469	AUD	1,152,684	—	(19,894)
State Street Bank & Trust Co.	5/2/25	USD	571,089	AUD	916,103	—	(15,729)
Citibank, N.A.	6/3/25	USD	550,383	AUD	859,893	—	(620)
Citibank, N.A.	5/2/25	USD	439,443	AUD	705,026	—	(12,168)
BNP Paribas	5/2/25	USD	42,187	AUD	67,683	—	(1,168)
State Street Bank & Trust Co.	6/3/25	USD	30,175	AUD	47,145	—	(34)
Toronto-Dominion Bank	5/2/25	USD	3,181	AUD	5,000	—	(22)
Toronto-Dominion Bank	5/1/25	USD	2,843,852	CAD	4,087,000	—	(120,898)
Toronto-Dominion Bank	6/2/25	USD	2,961,320	CAD	4,084,000	—	(6,124)
Royal Bank of Canada	6/2/25	USD	1,675,581	CAD	2,311,000	—	(3,598)
The Bank of New York Mellon Corp.	5/1/25	USD	1,548,158	CAD	2,221,725	—	(63,501)
Royal Bank of Canada	5/1/25	USD	1,034,299	CAD	1,486,345	—	(43,910)
Bank of Montreal	5/1/25	USD	967,901	CAD	1,391,000	—	(41,144)
Bank of Montreal	6/2/25	USD	977,442	CAD	1,348,000	—	(2,018)
The Bank of New York Mellon Corp.	6/2/25	USD	363,098	CAD	501,765	—	(1,486)
Barclays Bank plc	6/2/25	USD	323,608	CAD	447,000	—	(1,184)
State Street Bank & Trust Co.	6/2/25	USD	323,572	CAD	447,000	—	(1,219)
Wells Fargo Bank N.A.	5/1/25	USD	76,636	CAD	110,037	—	(3,186)
Societe Generale SA	5/1/25	USD	21,670	CAD	31,142	—	(921)
102

Total International Bond Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
UBS AG	6/3/25	USD	873,733	CHF	716,442	2,101	—
State Street Bank & Trust Co.	5/5/25	USD	588,234	CHF	518,201	—	(39,997)
Bank of Montreal	5/5/25	USD	423,041	CHF	372,703	—	(28,798)
State Street Bank & Trust Co.	6/3/25	USD	242,539	CHF	198,612	904	—
Toronto-Dominion Bank	5/5/25	USD	207,508	CHF	182,870	—	(14,191)
BNP Paribas	6/3/25	USD	190,649	CHF	156,121	711	—
Toronto-Dominion Bank	6/3/25	USD	178,180	CHF	145,910	665	—
BNP Paribas	5/5/25	USD	157,395	CHF	138,708	—	(10,764)
State Street Bank & Trust Co.	5/6/25	USD	79,663	CLP	74,000,000	1,521	—
Toronto-Dominion Bank	5/6/25	USD	67,175	CLP	63,893,067	—	(296)
Wells Fargo Bank N.A.	6/4/25	USD	52,338	CLP	49,000,000	603	—
Toronto-Dominion Bank	6/4/25	USD	37,186	CLP	35,000,000	232	—
Wells Fargo Bank N.A.	6/4/25	USD	35,895	CLP	34,000,000	—	(3)
State Street Bank & Trust Co.	6/4/25	USD	34,432	CLP	33,096,869	—	(512)
Wells Fargo Bank N.A.	5/6/25	USD	24,267	CLP	23,000,000	—	(21)
Standard Chartered Bank	5/7/25	USD	762,519	CNY	5,523,000	—	(4,564)
HSBC Bank plc	5/7/25	USD	558,074	CNY	4,043,255	—	(3,489)
Standard Chartered Bank	6/4/25	USD	507,451	CNY	3,681,836	—	(3,655)
HSBC Bank plc	6/4/25	USD	506,001	CNY	3,681,836	—	(5,105)
State Street Bank & Trust Co.	6/4/25	USD	252,932	CNY	1,840,918	—	(2,620)
Citibank, N.A.	6/5/25	USD	76,165	COP	326,000,000	—	(577)
Citibank, N.A.	6/5/25	USD	43,903	COP	185,000,000	353	—
Wells Fargo Bank N.A.	6/5/25	USD	43,406	COP	183,000,000	327	—
Citibank, N.A.	5/6/25	USD	33,888	COP	140,000,000	783	—
Barclays Bank plc	6/5/25	USD	6,129	COP	26,033,379	1	—
Bank of America, N.A.	5/6/25	USD	1,928	COP	8,100,802	12	—
Goldman Sachs & Co.	6/5/25	USD	225	COP	954,267	—	—
Canadian Imperial Bank of Commerce	5/5/25	USD	223,703	CZK	5,157,452	—	(10,454)
Societe Generale SA	5/5/25	USD	223,587	CZK	5,157,452	—	(10,569)
UBS AG	6/3/25	USD	130,046	CZK	2,847,467	675	—
Wells Fargo Bank N.A.	6/3/25	USD	126,278	CZK	2,763,718	712	—
Canadian Imperial Bank of Commerce	6/3/25	USD	126,169	CZK	2,763,718	602	—
Standard Chartered Bank	6/3/25	USD	37,260	CZK	817,000	141	—
Standard Chartered Bank	5/5/25	USD	33,609	CZK	777,000	—	(1,668)
UBS AG	5/2/25	USD	381,163	DKK	2,624,496	—	(17,203)
UBS AG	6/3/25	USD	267,120	DKK	1,749,664	967	—
Bank of America, N.A.	6/3/25	USD	266,967	DKK	1,749,664	813	—
State Street Bank & Trust Co.	5/2/25	USD	127,105	DKK	874,832	—	(5,683)
State Street Bank & Trust Co.	5/5/25	USD	17,657,742	EUR	16,322,659	—	(838,985)
State Street Bank & Trust Co.	6/3/25	USD	13,105,562	EUR	11,509,000	40,517	—
Toronto-Dominion Bank	5/5/25	USD	10,328,050	EUR	9,544,397	—	(487,598)
HSBC Bank plc	5/5/25	USD	7,572,170	EUR	6,997,066	—	(356,857)
Toronto-Dominion Bank	6/3/25	USD	7,821,213	EUR	6,868,344	24,250	—
Royal Bank of Canada	5/5/25	USD	6,481,416	EUR	5,997,195	—	(314,566)
HSBC Bank plc	6/3/25	USD	4,945,877	EUR	4,344,000	14,558	—
Royal Bank of Canada	6/3/25	USD	4,790,348	EUR	4,208,279	13,099	—
Barclays Bank plc	6/3/25	USD	3,718,187	EUR	3,260,519	16,837	—
Standard Chartered Bank	6/3/25	USD	3,661,513	EUR	3,217,321	9,203	—
Citibank, N.A.	6/3/25	USD	3,547,164	EUR	3,115,375	10,581	—
Canadian Imperial Bank of Commerce	6/3/25	USD	3,381,446	EUR	2,967,131	13,151	—
BNP Paribas	6/3/25	USD	3,178,699	EUR	2,789,050	12,560	—
Barclays Bank plc	5/5/25	USD	2,877,552	EUR	2,658,000	—	(134,475)
Standard Chartered Bank	5/5/25	USD	2,524,637	EUR	2,331,591	—	(117,505)
103

Total International Bond Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Wells Fargo Bank N.A.	6/3/25	USD	2,562,133	EUR	2,250,000	7,927	—
Commonwealth Bank of Australia	6/3/25	USD	2,048,777	EUR	1,800,000	5,412	—
Societe Generale SA	6/3/25	USD	2,048,192	EUR	1,800,000	4,828	—
The Bank of New York Mellon Corp.	6/3/25	USD	1,539,484	EUR	1,350,000	6,960	—
Canadian Imperial Bank of Commerce	5/5/25	USD	1,438,975	EUR	1,329,000	—	(67,038)
Wells Fargo Bank N.A.	5/5/25	USD	1,438,305	EUR	1,329,000	—	(67,709)
Societe Generale SA	5/5/25	USD	1,437,104	EUR	1,329,000	—	(68,909)
Commonwealth Bank of Australia	5/5/25	USD	958,921	EUR	886,000	—	(45,088)
The Bank of New York Mellon Corp.	5/5/25	USD	957,676	EUR	886,000	—	(46,334)
BNP Paribas	5/5/25	USD	874,716	EUR	808,323	—	(41,270)
JPMorgan Chase Bank, N.A.	6/3/25	USD	764,667	EUR	671,250	2,663	—
Citibank, N.A.	5/5/25	USD	699,991	EUR	646,856	—	(33,023)
Bank of America, N.A.	5/5/25	USD	479,436	EUR	443,000	—	(22,569)
Deutsche Bank AG	5/5/25	USD	478,190	EUR	443,000	—	(23,814)
JPMorgan Chase Bank, N.A.	5/5/25	USD	302,218	EUR	278,955	—	(13,892)
UBS AG	6/3/25	USD	112,735	EUR	99,000	350	—
JPMorgan Chase Bank, N.A.	5/5/25	USD	94,330	EUR	83,000	275	—
State Street Bank & Trust Co.	5/2/25	USD	2,554,017	GBP	1,978,827	—	(83,162)
Toronto-Dominion Bank	5/2/25	USD	2,323,247	GBP	1,800,041	—	(75,665)
Toronto-Dominion Bank	6/3/25	USD	2,360,061	GBP	1,766,713	5,276	—
State Street Bank & Trust Co.	6/3/25	USD	2,360,060	GBP	1,766,713	5,275	—
HSBC Bank plc	6/3/25	USD	1,846,548	GBP	1,382,303	4,128	—
HSBC Bank plc	5/2/25	USD	1,735,839	GBP	1,344,927	—	(56,543)
Royal Bank of Canada	5/2/25	USD	1,164,498	GBP	902,248	—	(37,926)
Royal Bank of Canada	6/3/25	USD	986,436	GBP	738,434	2,205	—
BNP Paribas	6/3/25	USD	776,301	GBP	581,129	1,735	—
BNP Paribas	5/2/25	USD	527,730	GBP	408,883	—	(17,187)
JPMorgan Chase Bank, N.A.	6/3/25	USD	124,006	GBP	92,830	276	—
State Street Bank & Trust Co.	6/3/25	USD	14,661	GBP	11,000	—	—
HSBC Bank plc	6/3/25	USD	23,285	HKD	180,500	—	—
The Bank of New York Mellon Corp.	5/6/25	USD	23,224	HKD	180,500	—	(51)
BNP Paribas	5/6/25	USD	86,820	HUF	32,284,449	—	(3,585)
Standard Chartered Bank	5/6/25	USD	86,768	HUF	32,284,449	—	(3,637)
Societe Generale SA	6/3/25	USD	81,111	HUF	28,884,449	343	—
UBS AG	6/3/25	USD	81,090	HUF	28,884,449	322	—
Deutsche Bank AG	5/5/25	USD	606,588	IDR	10,079,646,000	—	(1,760)
Deutsche Bank AG	6/3/25	USD	396,064	IDR	6,639,763,968	—	(4,576)
Citibank, N.A.	6/3/25	USD	393,288	IDR	6,639,763,968	—	(7,356)
Standard Chartered Bank	5/5/25	USD	202,452	IDR	3,359,882,000	—	(332)
Standard Chartered Bank	5/5/25	USD	203,332	IDR	3,359,881,912	552	—
Standard Chartered Bank	6/3/25	USD	196,652	IDR	3,319,881,984	—	(3,668)
Citibank, N.A.	5/5/25	USD	67,612	IDR	1,127,542,296	—	(440)
JPMorgan Chase Bank, N.A.	6/3/25	USD	36,356	IDR	613,895,740	—	(684)
HSBC Bank plc	6/4/25	USD	240,066	ILS	872,190	183	—
Wells Fargo Bank N.A.	5/5/25	USD	156,704	ILS	581,460	—	(3,092)
Wells Fargo Bank N.A.	6/4/25	USD	80,151	ILS	290,730	189	—
UBS AG	5/5/25	USD	78,569	ILS	290,730	—	(1,329)
HSBC Bank plc	5/5/25	USD	78,255	ILS	290,730	—	(1,643)
HSBC Bank plc	6/4/25	USD	5,791	ILS	21,057	—	(1)
Toronto-Dominion Bank	5/2/25	USD	2,960,211	JPY	442,155,077	—	(132,907)
Standard Chartered Bank	6/3/25	USD	1,740,008	JPY	247,304,572	3,736	—
Standard Chartered Bank	5/2/25	USD	1,619,730	JPY	241,400,129	—	(68,997)
Bank of Montreal	6/3/25	USD	1,451,517	JPY	206,489,746	1,798	—
104

Total International Bond Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Wells Fargo Bank N.A.	5/2/25	USD	1,330,706	JPY	198,000,000	—	(54,414)
Barclays Bank plc	6/3/25	USD	1,323,227	JPY	188,716,000	—	(1,709)
The Bank of New York Mellon Corp.	6/3/25	USD	1,319,869	JPY	187,836,000	1,113	—
Barclays Bank plc	5/2/25	USD	1,242,002	JPY	185,446,523	—	(55,299)
Toronto-Dominion Bank	6/3/25	USD	1,249,557	JPY	177,597,538	2,683	—
JPMorgan Chase Bank, N.A.	5/2/25	USD	996,832	JPY	148,500,000	—	(42,008)
The Bank of New York Mellon Corp.	5/2/25	USD	882,244	JPY	132,000,000	—	(41,168)
Commonwealth Bank of Australia	5/2/25	USD	875,515	JPY	130,501,150	—	(37,413)
Barclays Bank plc	6/3/25	USD	864,693	JPY	122,998,165	1,149	—
Royal Bank of Canada	5/2/25	USD	711,247	JPY	106,002,271	—	(30,298)
Royal Bank of Canada	6/3/25	USD	712,248	JPY	101,230,597	1,529	—
HSBC Bank plc	6/3/25	USD	632,926	JPY	89,794,744	2,496	—
Commonwealth Bank of Australia	6/3/25	USD	505,799	JPY	71,938,873	731	—
State Street Bank & Trust Co.	5/2/25	USD	479,395	JPY	71,235,606	—	(18,936)
BNP Paribas	6/3/25	USD	466,717	JPY	66,381,394	667	—
HSBC Bank plc	5/2/25	USD	444,118	JPY	66,000,000	—	(17,589)
Deutsche Bank AG	5/2/25	USD	442,698	JPY	66,000,000	—	(19,009)
UBS AG	5/2/25	USD	442,342	JPY	66,000,000	—	(19,365)
Toronto-Dominion Bank	6/3/25	USD	440,760	JPY	63,140,000	—	(2,533)
The Bank of New York Mellon Corp.	6/3/25	USD	441,714	JPY	63,008,000	—	(651)
HSBC Bank plc	6/3/25	USD	441,036	JPY	63,008,000	—	(1,330)
State Street Bank & Trust Co.	6/3/25	USD	441,680	JPY	62,612,000	2,095	—
Deutsche Bank AG	6/3/25	USD	439,913	JPY	62,612,000	328	—
Deutsche Bank AG	6/3/25	USD	439,545	JPY	62,612,000	—	(41)
Canadian Imperial Bank of Commerce	5/2/25	USD	297,861	JPY	44,469,482	—	(13,228)
JPMorgan Chase Bank, N.A.	5/2/25	USD	66,727	JPY	9,500,000	269	—
Canadian Imperial Bank of Commerce	5/2/25	USD	16,312	JPY	2,300,000	222	—
JPMorgan Chase Bank, N.A.	6/3/25	USD	13,060	JPY	1,850,000	71	—
State Street Bank & Trust Co.	6/4/25	USD	1,680,547	KRW	2,401,341,040	—	(9,143)
State Street Bank & Trust Co.	5/8/25	USD	1,566,538	KRW	2,292,284,120	—	(43,551)
BNP Paribas	5/8/25	USD	538,856	KRW	787,713,648	—	(14,430)
HSBC Bank plc	5/8/25	USD	537,939	KRW	787,713,648	—	(15,347)
Deutsche Bank AG	5/8/25	USD	268,529	KRW	393,856,824	—	(8,114)
HSBC Bank plc	6/4/25	USD	236,624	KRW	338,268,208	—	(1,396)
Deutsche Bank AG	6/4/25	USD	236,540	KRW	338,268,208	—	(1,481)
Wells Fargo Bank N.A.	6/4/25	USD	236,440	KRW	338,268,208	—	(1,581)
Standard Chartered Bank	6/4/25	USD	235,832	KRW	338,268,208	—	(2,188)
BNP Paribas	6/4/25	USD	235,704	KRW	338,268,208	—	(2,316)
Deutsche Bank AG	5/8/25	USD	48,344	KRW	68,648,700	126	—
Deutsche Bank AG	5/7/25	USD	40,905	KRW	58,097,500	101	—
State Street Bank & Trust Co.	5/5/25	USD	289,044	MXN	5,939,953	—	(13,640)
Toronto-Dominion Bank	5/5/25	USD	283,281	MXN	5,820,737	—	(13,328)
BNP Paribas	5/5/25	USD	274,983	MXN	5,651,000	—	(12,976)
State Street Bank & Trust Co.	6/3/25	USD	273,516	MXN	5,375,690	663	—
Toronto-Dominion Bank	6/3/25	USD	273,223	MXN	5,369,654	675	—
BNP Paribas	6/3/25	USD	265,505	MXN	5,218,000	656	—
HSBC Bank plc	5/5/25	USD	408,582	MYR	1,806,811	—	(10,320)
BNP Paribas	5/5/25	USD	408,402	MYR	1,806,000	—	(10,311)
Standard Chartered Bank	6/4/25	USD	209,174	MYR	903,162	—	(416)
BNP Paribas	6/4/25	USD	208,640	MYR	903,162	—	(951)
Citibank, N.A.	6/4/25	USD	206,673	MYR	903,162	—	(2,917)
Bank of America, N.A.	6/4/25	USD	206,635	MYR	903,162	—	(2,956)
HSBC Bank plc	6/4/25	USD	205,596	MYR	903,162	—	(3,995)
105

Total International Bond Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Citibank, N.A.	5/5/25	USD	203,718	MYR	903,000	—	(5,639)
Standard Chartered Bank	5/5/25	USD	39,688	MYR	171,056	30	—
BNP Paribas	6/3/25	USD	164,129	NOK	1,702,000	526	—
BNP Paribas	5/5/25	USD	158,905	NOK	1,674,000	—	(2,004)
Toronto-Dominion Bank	5/5/25	USD	37,693	NOK	396,373	—	(407)
HSBC Bank plc	6/3/25	USD	35,544	NOK	368,373	134	—
State Street Bank & Trust Co.	5/2/25	USD	245,850	NZD	432,474	—	(11,054)
HSBC Bank plc	6/4/25	USD	145,210	NZD	244,457	—	(148)
Commonwealth Bank of Australia	6/4/25	USD	144,681	NZD	243,565	—	(148)
HSBC Bank plc	5/2/25	USD	132,138	NZD	233,145	—	(6,359)
UBS AG	6/4/25	USD	124,768	NZD	209,924	—	(56)
Commonwealth Bank of Australia	5/2/25	USD	48,005	NZD	84,701	—	(2,310)
State Street Bank & Trust Co.	6/4/25	USD	49,132	NZD	82,712	—	(51)
JPMorgan Chase Bank, N.A.	5/2/25	USD	17,194	NZD	30,337	—	(827)
State Street Bank & Trust Co.	6/4/25	USD	75,712	PEN	278,893	—	(272)
Citibank, N.A.	5/6/25	USD	65,611	PEN	239,786	215	—
HSBC Bank plc	6/4/25	USD	43,546	PEN	160,000	—	(46)
Citibank, N.A.	6/4/25	USD	43,100	PEN	158,893	—	(190)
HSBC Bank plc	5/6/25	USD	32,698	PEN	120,000	—	(29)
Wells Fargo Bank N.A.	5/6/25	USD	32,578	PEN	119,000	123	—
HSBC Bank plc	5/6/25	USD	32,563	PEN	119,000	109	—
Wells Fargo Bank N.A.	5/5/25	USD	263,536	PLN	1,020,054	—	(6,284)
Canadian Imperial Bank of Commerce	6/3/25	USD	256,687	PLN	965,784	1,429	—
Canadian Imperial Bank of Commerce	5/5/25	USD	131,798	PLN	510,027	—	(3,112)
Societe Generale SA	5/5/25	USD	131,628	PLN	510,027	—	(3,282)
Wells Fargo Bank N.A.	6/3/25	USD	128,420	PLN	482,892	791	—
Toronto-Dominion Bank	6/3/25	USD	128,403	PLN	482,892	774	—
Standard Chartered Bank	6/3/25	USD	96,390	PLN	363,000	449	—
Standard Chartered Bank	5/5/25	USD	88,338	PLN	343,000	—	(2,391)
HSBC Bank plc	6/3/25	USD	20,156	PLN	75,910	93	—
BNP Paribas	5/5/25	USD	6,814	PLN	26,459	—	(185)
Societe Generale SA	5/5/25	USD	106,869	RON	491,644	—	(4,991)
HSBC Bank plc	5/5/25	USD	106,669	RON	491,644	—	(5,191)
Barclays Bank plc	6/3/25	USD	111,913	RON	490,144	541	—
HSBC Bank plc	6/3/25	USD	111,755	RON	490,144	384	—
Standard Chartered Bank	6/3/25	USD	52,222	RON	229,000	189	—
Standard Chartered Bank	5/5/25	USD	48,993	RON	226,000	—	(2,427)
HSBC Bank plc	6/3/25	USD	374,035	SEK	3,591,507	1,683	—
UBS AG	5/5/25	USD	354,736	SEK	3,534,764	—	(11,084)
Toronto-Dominion Bank	5/5/25	USD	353,938	SEK	3,534,764	—	(11,882)
Wells Fargo Bank N.A.	6/3/25	USD	180,436	SEK	1,733,636	700	—
Barclays Bank plc	6/3/25	USD	180,136	SEK	1,733,636	400	—
BNP Paribas	6/3/25	USD	162,547	SEK	1,565,000	295	—
BNP Paribas	5/5/25	USD	149,724	SEK	1,501,000	—	(5,617)
HSBC Bank plc	5/5/25	USD	545,095	SGD	729,372	—	(13,516)
HSBC Bank plc	6/3/25	USD	282,435	SGD	368,175	4	—
Wells Fargo Bank N.A.	6/3/25	USD	282,393	SGD	368,175	—	(38)
Toronto-Dominion Bank	6/3/25	USD	8,819	SGD	11,496	—	—
BNP Paribas	5/5/25	USD	5,201	SGD	6,978	—	(143)
Wells Fargo Bank N.A.	5/6/25	USD	370,788	THB	12,560,000	—	(5,373)
Standard Chartered Bank	5/6/25	USD	370,746	THB	12,560,000	—	(5,415)
Wells Fargo Bank N.A.	6/5/25	USD	228,799	THB	7,691,996	—	(2,085)
Standard Chartered Bank	6/5/25	USD	226,876	THB	7,559,628	—	(33)
106

Total International Bond Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
BNP Paribas	6/5/25	USD	226,665	THB	7,559,628	—	(246)
JPMorgan Chase Bank, N.A.	5/6/25	USD	184,742	THB	6,279,290	—	(3,317)
Standard Chartered Bank	6/5/25	USD	161,392	THB	5,366,628	307	—
JPMorgan Chase Bank, N.A.	6/5/25	USD	96,921	THB	3,230,628	—	(50)
State Street Bank & Trust Co.	6/5/25	USD	60,204	THB	2,010,323	—	(138)
HSBC Bank plc	5/6/25	USD	6,872	THB	228,551	27	—
						405,525	(4,548,958)
At April 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $3,978 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
107

Total International Bond Index Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $105,183,881)	100,265,273
Affiliated Issuers (Cost $3,426,213)	3,426,230
Total Investments in Securities	103,691,503
Investment in Vanguard	2,749
Cash	49
Foreign Currency, at Value (Cost $224,093)	158,295
Receivables for Investment Securities Sold	2,205,650
Receivables for Accrued Income	984,332
Receivables for Capital Shares Issued	58,323
Variation Margin Receivable—Futures Contracts	7,809
Variation Margin Receivable—Centrally Cleared Non-Deliverable Forward Currency Contracts	2,623
Unrealized Appreciation—Over-the-Counter Forward Currency Contracts	405,525
Total Assets	107,516,858
Liabilities
Payables for Investment Securities Purchased	26,132
Payables for Capital Shares Redeemed	16,786
Payables for Distributions	4,605
Payables to Vanguard	3,172
Unrealized Depreciation—Over-the-Counter Forward Currency Contracts	4,548,958
Total Liabilities	4,599,653
Net Assets	102,917,205
At April 30, 2025, net assets consisted of:

Paid-in Capital	111,514,818
Total Distributable Earnings (Loss)	(8,597,613)
Net Assets	102,917,205

Investor Shares—Net Assets
Applicable to 1,827,080 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,052
Net Asset Value Per Share—Investor Shares	$9.88

ETF Shares—Net Assets
Applicable to 1,315,853,901 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	65,015,195
Net Asset Value Per Share—ETF Shares	$49.41

Admiral™ Shares—Net Assets
Applicable to 1,199,400,273 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,685,511
Net Asset Value Per Share—Admiral Shares	$19.75

Institutional Shares—Net Assets
Applicable to 479,130,489 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,198,447
Net Asset Value Per Share—Institutional Shares	$29.63

See accompanying Notes, which are an integral part of the Financial Statements.
108

Total International Bond Index Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Interest[1,2]	1,280,772
Total Income	1,280,772
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,496
Management and Administrative—Investor Shares	4
Management and Administrative—ETF Shares	12,761
Management and Administrative—Admiral Shares	9,577
Management and Administrative—Institutional Shares	3,267
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	1,541
Marketing and Distribution—Admiral Shares	734
Marketing and Distribution—Institutional Shares	316
Custodian Fees	1,679
Shareholders’ Reports and Proxy Fees—Investor Shares	—
Shareholders’ Reports and Proxy Fees—ETF Shares	3,527
Shareholders’ Reports and Proxy Fees—Admiral Shares	513
Shareholders’ Reports and Proxy Fees—Institutional Shares	53
Trustees’ Fees and Expenses	25
Other Expenses	56
Total Expenses	38,550
Net Investment Income	1,242,222
Realized Net Gain (Loss)
Investment Securities Sold[1]	(1,107,957)
Futures Contracts	2,627
Swap Contracts	—
Forward Currency Contracts	4,025,861
Foreign Currencies	808,389
Realized Net Gain (Loss)	3,728,920
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	4,860,709
Futures Contracts	4,801
Forward Currency Contracts	(7,426,089)
Foreign Currencies	(123,661)
Change in Unrealized Appreciation (Depreciation)	(2,684,240)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,286,902
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $32,112, $66, and $48, respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $4,108.

See accompanying Notes, which are an integral part of the Financial Statements.
109

Total International Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,242,222	2,090,414
Realized Net Gain (Loss)	3,728,920	(5,022,039)
Change in Unrealized Appreciation (Depreciation)	(2,684,240)	11,197,867
Net Increase (Decrease) in Net Assets Resulting from Operations	2,286,902	8,266,242
Distributions
Investor Shares	(554)	(1,027)
ETF Shares	(1,904,456)	(2,623,719)
Admiral Shares	(719,850)	(1,136,742)
Institutional Shares	(426,803)	(601,981)
Total Distributions	(3,051,663)	(4,363,469)
Capital Share Transactions
Investor Shares	585	(5,255)
ETF Shares	4,298,171	8,335,599
Admiral Shares	151,310	(377,582)
Institutional Shares	485,420	1,700,795
Net Increase (Decrease) from Capital Share Transactions	4,935,486	9,653,557
Total Increase (Decrease)	4,170,725	13,556,330
Net Assets
Beginning of Period	98,746,480	85,190,150
End of Period	102,917,205	98,746,480

See accompanying Notes, which are an integral part of the Financial Statements.
110

Total International Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.96	$9.53	$9.58	$11.32	$11.66	$11.68
Investment Operations
Net Investment Income[1]	.120	.217	.160	.086	.092	.109
Net Realized and Unrealized Gain (Loss) on Investments	.102	.684	(.013)	(1.417)	(.320)	.240
Total from Investment Operations	.222	.901	.147	(1.331)	(.228)	.349
Distributions
Dividends from Net Investment Income	(.302)	(.471)	(.197)	(.336)	(.094)	(.369)
Distributions from Realized Capital Gains	—	—	—	(.073)	(.018)	—
Total Distributions	(.302)	(.471)	(.197)	(.409)	(.112)	(.369)
Net Asset Value, End of Period	$9.88	$9.96	$9.53	$9.58	$11.32	$11.66
Total Return[2]	2.27%	9.58%	1.52%	-12.16%	-1.97%	3.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18	$18	$22	$59	$30,174	$32,054
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%[3]	0.13%[3]	0.13%[3]	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.45%	2.21%	1.65%	0.79%	0.80%	0.95%
Portfolio Turnover Rate	14%	26%	29%	27%[4]	25%[4]	31%[4]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
111

Total International Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$49.80	$47.66	$47.84	$56.56	$58.27	$58.34
Investment Operations
Net Investment Income[1]	.612	1.118	.868	.510	.492	.572
Net Realized and Unrealized Gain (Loss) on Investments	.514	3.389	(.065)	(7.150)	(1.603)	1.232
Total from Investment Operations	1.126	4.507	.803	(6.640)	(1.111)	1.804
Distributions
Dividends from Net Investment Income	(1.516)	(2.367)	(.983)	(1.713)	(.510)	(1.874)
Distributions from Realized Capital Gains	—	—	—	(.367)	(.089)	—
Total Distributions	(1.516)	(2.367)	(.983)	(2.080)	(.599)	(1.874)
Net Asset Value, End of Period	$49.41	$49.80	$47.66	$47.84	$56.56	$58.27
Total Return	2.30%	9.60%	1.67%	-12.16%	-1.92%	3.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$65,015	$61,189	$50,508	$44,751	$45,348	$33,941
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[2]	0.07%[2]	0.07%[2]	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.51%	2.28%	1.79%	0.99%	0.86%	0.99%
Portfolio Turnover Rate	14%	26%	29%	27%[3]	25%[3]	31%[3]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
112

Total International Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.91	$19.05	$19.14	$22.64	$23.32	$23.35
Investment Operations
Net Investment Income[1]	.242	.439	.338	.195	.191	.223
Net Realized and Unrealized Gain (Loss) on Investments	.204	1.366	(.030)	(2.864)	(.644)	.489
Total from Investment Operations	.446	1.805	.308	(2.669)	(.453)	.712
Distributions
Dividends from Net Investment Income	(.606)	(.945)	(.398)	(.684)	(.191)	(.742)
Distributions from Realized Capital Gains	—	—	—	(.147)	(.036)	—
Total Distributions	(.606)	(.945)	(.398)	(.831)	(.227)	(.742)
Net Asset Value, End of Period	$19.75	$19.91	$19.05	$19.14	$22.64	$23.32
Total Return[2]	2.28%	9.61%	1.60%	-12.20%	-1.96%	3.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,686	$23,721	$23,079	$23,933	$29,241	$50,818
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%[3]	0.11%[3]	0.11%[3]	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.47%	2.23%	1.74%	0.94%	0.83%	0.97%
Portfolio Turnover Rate	14%	26%	29%	27%[4]	25%[4]	31%[4]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
113

Total International Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$29.87	$28.59	$28.72	$33.97	$34.99	$35.03
Investment Operations
Net Investment Income[1]	.369	.672	.520	.305	.310	.348
Net Realized and Unrealized Gain (Loss) on Investments	.306	2.038	(.041)	(4.297)	(.977)	.739
Total from Investment Operations	.675	2.710	.479	(3.992)	(.667)	1.087
Distributions
Dividends from Net Investment Income	(.915)	(1.430)	(.609)	(1.038)	(.299)	(1.127)
Distributions from Realized Capital Gains	—	—	—	(.220)	(.054)	—
Total Distributions	(.915)	(1.430)	(.609)	(1.258)	(.353)	(1.127)
Net Asset Value, End of Period	$29.63	$29.87	$28.59	$28.72	$33.97	$34.99
Total Return	2.30%	9.61%	1.66%	-12.17%	-1.92%	3.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,198	$13,819	$11,581	$10,989	$12,538	$40,548
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[2]	0.07%[2]	0.07%[2]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.51%	2.28%	1.79%	0.98%	0.89%	1.01%
Portfolio Turnover Rate	14%	26%	29%	27%[3]	25%[3]	31%[3]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
114

Total International Bond Index Fund
Notes to Financial Statements
Vanguard Total International Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund enters into centrally cleared non-deliverable forward currency contracts to achieve the same objective specified with respect to the equivalent over-the-counter forward currency contracts; rather than physical delivery of the two currencies at maturity, a net cash settlement is made by one party to the other in accordance with contract terms. Additionally, there is less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers. Risks associated with all types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, rehypothecated or (under master netting agreements) resold. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
115

Total International Bond Index Fund
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2025, the fund’s average investment in forward currency contracts represented 154% of net assets, based on the average of the net amounts of notional exposure.
5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended April 30, 2025, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 0% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open credit default swap contracts at April 30, 2025.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange traded derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	3,829	(26,071)	(22,242)	26,569	—	—
Bank of Montreal	1,798	(72,006)	(70,208)	69,258	—	—
Barclays Bank plc	20,228	(210,103)	(189,875)	228,336	—	—
BNP Paribas	26,169	(137,877)	(111,708)	123,028	—	—
116

Total International Bond Index Fund
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Canadian Imperial Bank of Commerce	38,011	(109,808)	(71,797)	83,067	—	—
Citibank, N.A.	22,560	(73,532)	(50,972)	54,938	—	—
Commonwealth Bank of Australia	6,157	(141,368)	(135,211)	144,500	—	—
Deutsche Bank AG	6,631	(58,901)	(52,270)	49,573	—	—
Goldman Sachs & Co.	—	(31)	(31)	—	—	—
HSBC Bank plc	42,524	(515,904)	(473,380)	540,404	—	—
JPMorgan Chase Bank, N.A.	10,213	(84,425)	(74,212)	82,413	—	—
Morgan Stanley Capital Services Inc.	3,381	—	3,381	—	3,978	—
Royal Bank of Canada	16,972	(443,116)	(426,144)	484,630	—	—
Societe Generale SA	5,171	(93,887)	(88,716)	103,607	—	—
Standard Chartered Bank	26,271	(236,694)	(210,423)	229,417	—	—
State Street Bank & Trust Co.	103,274	(1,084,787)	(981,513)	1,145,905	—	—
The Bank of New York Mellon Corp.	8,726	(160,175)	(151,449)	156,298	—	—
Toronto-Dominion Bank	38,970	(892,232)	(853,262)	960,205	—	—
UBS AG	6,174	(52,554)	(46,380)	55,029	—	—
Wells Fargo Bank N.A.	18,466	(155,487)	(137,021)	157,073	—	—
Centrally Cleared Non-Deliverable Forward Currency Contracts	2,623	—	2,623	28,804	—	—
Exchange-Traded Futures Contracts	7,809	—	7,809	24,156	—	—
Total	415,957	(4,548,958)	(4,133,001)	4,747,210	3,978	—
1  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2  Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities, which may include amounts not subject to offsetting. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments, which may include amounts not subject to offsetting agreements.
3  Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
117

Total International Bond Index Fund
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $2,749,000, representing less than 0.01% of the fund’s net assets and 1.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	996	—	996
Asset-Backed/Commercial Mortgage-Backed Securities	—	410	—	410
Corporate Bonds	—	21,446,201	—	21,446,201
Sovereign Bonds	—	78,817,666	—	78,817,666
Temporary Cash Investments	3,426,230	—	—	3,426,230
Total	3,426,230	100,265,273	—	103,691,503
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,697	—	—	3,697
Forward Currency Contracts	2,859[1]	405,525	—	408,384
Total	6,556	405,525	—	412,081
Liabilities
Forward Currency Contracts	(450)[1]	(4,548,958)	—	(4,549,408)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared non-deliverable forward currency contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
118

Total International Bond Index Fund
D.	At April 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	3,697	—	3,697
Unrealized Appreciation—Forward Currency Contracts[1]	—	408,384	408,384
Total Assets	3,697	408,384	412,081

Unrealized Depreciation—Forward Currency Contracts[1]	—	(4,549,408)	(4,549,408)
Total Liabilities	—	(4,549,408)	(4,549,408)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared non-deliverable forward currency contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	2,627	—	—	2,627
Swap Contracts	—	—	—	—
Forward Currency Contracts	—	4,025,861	—	4,025,861
Realized Net Gain (Loss) on Derivatives	2,627	4,025,861	—	4,028,488
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	4,801	—	—	4,801
Forward Currency Contracts	—	(7,426,089)	—	(7,426,089)
Change in Unrealized Appreciation (Depreciation) on Derivatives	4,801	(7,426,089)	—	(7,421,288)
E.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	104,687,190
Gross Unrealized Appreciation	8,248,803
Gross Unrealized Depreciation	(13,381,817)
Net Unrealized Appreciation (Depreciation)	(5,133,014)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $4,045,690,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2025, the fund purchased $13,927,926,000 of investment securities and sold $13,948,126,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	2,834	287	5,889	602
Issued in Lieu of Cash Distributions	554	57	1,027	104
Redeemed	(2,803)	(286)	(12,171)	(1,235)
Net Increase (Decrease)—Investor Shares	585	58	(5,255)	(529)
ETF Shares
Issued	4,334,854	87,889	10,063,259	204,349
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(36,683)	(750)	(1,727,660)	(35,500)
Net Increase (Decrease)—ETF Shares	4,298,171	87,139	8,335,599	168,849
119

Total International Bond Index Fund
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,695,282	85,982	3,163,331	160,658
Issued in Lieu of Cash Distributions	656,468	33,392	1,049,900	53,264
Redeemed	(2,200,440)	(111,586)	(4,590,813)	(233,617)
Net Increase (Decrease)—Admiral Shares	151,310	7,788	(377,582)	(19,695)
Institutional Shares
Issued	1,186,714	40,201	2,665,964	90,078
Issued in Lieu of Cash Distributions	423,757	14,365	592,335	20,027
Redeemed	(1,125,051)	(38,032)	(1,557,504)	(52,554)
Net Increase (Decrease)—Institutional Shares	485,420	16,534	1,700,795	57,551
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q12312 062025
120

Financial Statements
For the six-months ended April 30, 2025
Vanguard Total International Bond II Index Fund

Contents
Financial Statements	1

Total International Bond II Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
	Tennessee Valley Authority (Cost $1,199)	5.625%	6/7/32	GBP	684	952
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United Kingdom (0.0%)
[1]	Canary Wharf Finance II plc (Cost $520)	5.952%	10/22/37	GBP	338	467
Corporate Bonds (20.8%)
Australia (0.6%)
	AGI Finance Pty Ltd.	2.119%	6/24/27	AUD	2,500	1,534
	AGI Finance Pty Ltd.	6.109%	6/28/30	AUD	1,650	1,113
	Amcor UK Finance plc	1.125%	6/23/27	EUR	2,457	2,685
	APA Infrastructure Ltd.	2.000%	3/22/27	EUR	4,091	4,593
	APA Infrastructure Ltd.	0.750%	3/15/29	EUR	4,400	4,577
	APA Infrastructure Ltd.	3.500%	3/22/30	GBP	5,000	6,166
	APA Infrastructure Ltd.	2.000%	7/15/30	EUR	5,000	5,328
	APA Infrastructure Ltd.	3.125%	7/18/31	GBP	1,000	1,179
	APA Infrastructure Ltd.	1.250%	3/15/33	EUR	5,092	4,797
	APA Infrastructure Ltd.	2.500%	3/15/36	GBP	4,924	4,763
	Aurizon Network Pty Ltd.	3.125%	6/1/26	EUR	8,081	9,217
	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	AUD	990	608
	AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	2,231	2,480
	AusNet Services Holdings Pty Ltd.	4.400%	8/16/27	AUD	390	251
	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	AUD	1,390	883
	AusNet Services Holdings Pty Ltd.	2.600%	7/31/29	AUD	14,200	8,337
	AusNet Services Holdings Pty Ltd.	1.625%	3/11/81	EUR	200	219
	Australia & New Zealand Banking Group Ltd.	5.350%	11/4/27	AUD	5,864	3,876
	Australia & New Zealand Banking Group Ltd.	4.950%	9/11/28	AUD	32,336	21,244
	Australia & New Zealand Banking Group Ltd.	4.950%	2/5/29	AUD	10,630	6,980
	Australia & New Zealand Banking Group Ltd.	5.000%	6/18/29	AUD	7,400	4,872
	Australia & New Zealand Banking Group Ltd.	0.669%	5/5/31	EUR	4,400	4,859
	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/32	AUD	10,280	6,745
	Australia & New Zealand Banking Group Ltd.	1.500%	9/1/32	JPY	300,000	2,094
	Australian Energy Market Operator Ltd.	5.354%	12/6/28	AUD	2,840	1,871
	BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	7,847	9,028
	BHP Billiton Finance Ltd.	1.500%	4/29/30	EUR	2,801	2,954
	BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	6,455	7,152
	BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	7,316	8,034
	Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/30	AUD	3,000	1,869
	CIMIC Finance Ltd.	1.500%	5/28/29	EUR	3,200	3,345
	Coles Group Treasury Pty Ltd.	2.650%	11/6/29	AUD	890	522
	Coles Group Treasury Pty Ltd.	2.100%	8/27/30	AUD	640	354
	Coles Group Treasury Pty Ltd.	5.800%	7/15/31	AUD	2,000	1,331
	Commonwealth Bank of Australia	0.500%	7/27/26	EUR	13,235	14,707
	Commonwealth Bank of Australia	3.000%	9/4/26	GBP	3,324	4,359
	Commonwealth Bank of Australia	3.768%	8/31/27	EUR	3,500	4,108
	Commonwealth Bank of Australia	5.000%	1/13/28	AUD	5,000	3,282
	Commonwealth Bank of Australia	0.750%	2/28/28	EUR	7,000	7,603
	Commonwealth Bank of Australia	4.900%	8/17/28	AUD	21,760	14,272
	Commonwealth Bank of Australia	0.875%	2/19/29	EUR	4,913	5,266
	Commonwealth Bank of Australia	0.125%	10/15/29	EUR	29,280	29,925
	Commonwealth Bank of Australia	1.940%	6/26/30	CHF	10,000	12,914
	Commonwealth Bank of Australia	6.860%	11/9/32	AUD	15,000	10,070
	Commonwealth Bank of Australia	6.704%	3/15/38	AUD	6,980	4,799
	Commonwealth Bank of Australia	6.152%	11/27/39	AUD	10,000	6,622
	CPIF Finance Pty Ltd.	2.485%	10/28/30	AUD	3,800	2,102
	DEXUS Finance Pty Ltd.	3.000%	2/3/32	AUD	2,780	1,533
	ElectraNet Pty Ltd.	2.474%	12/15/28	AUD	1,400	833
	GAIF Bond Issuer Pty Ltd.	2.584%	11/18/27	AUD	2,200	1,351
	GAIF Bond Issuer Pty Ltd.	1.900%	12/14/28	AUD	2,260	1,314
	Glencore Capital Finance DAC	1.125%	3/10/28	EUR	7,930	8,537
	Glencore Capital Finance DAC	4.154%	4/29/31	EUR	5,000	5,848

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Glencore Capital Finance DAC	1.250%	3/1/33	EUR	3,771	3,539
Glencore Finance Europe Ltd.	1.500%	10/15/26	EUR	4,100	4,576
GTA Finance Co. Pty Ltd.	2.200%	8/26/27	AUD	1,190	717
Lendlease Finance Ltd.	3.400%	10/27/27	AUD	2,070	1,271
Lendlease Finance Ltd.	3.700%	3/31/31	AUD	1,020	564
Lonsdale Finance Pty Ltd.	2.100%	10/15/27	AUD	510	309
Macquarie Group Ltd.	0.350%	3/3/28	EUR	9,684	10,295
Macquarie Group Ltd.	0.943%	1/19/29	EUR	5,000	5,275
Macquarie Group Ltd.	4.080%	5/31/29	GBP	4,300	5,592
Macquarie Group Ltd.	2.723%	8/21/29	CAD	1,605	1,125
Macquarie Group Ltd.	0.950%	5/21/31	EUR	4,786	4,765
National Australia Bank Ltd.	3.000%	9/4/26	GBP	100	131
National Australia Bank Ltd.	0.875%	2/19/27	EUR	5,913	6,540
National Australia Bank Ltd.	2.900%	2/25/27	AUD	10,454	6,574
National Australia Bank Ltd.	4.950%	11/25/27	AUD	35,000	22,924
National Australia Bank Ltd.	4.400%	5/12/28	AUD	10,000	6,457
National Australia Bank Ltd.	2.125%	5/24/28	EUR	10,000	11,236
National Australia Bank Ltd.	1.375%	8/30/28	EUR	2,500	2,728
National Australia Bank Ltd.	0.010%	1/6/29	EUR	28,000	29,038
National Australia Bank Ltd.	1.125%	5/20/31	EUR	2,500	2,586
National Australia Bank Ltd.	1.699%	9/15/31	GBP	4,036	5,106
NBN Co. Ltd.	2.150%	6/2/28	AUD	350	211
NBN Co. Ltd.	4.125%	3/15/29	EUR	4,500	5,357
NBN Co. Ltd.	2.200%	12/16/30	AUD	8,520	4,791
NBN Co. Ltd.	4.375%	3/15/33	EUR	4,185	5,095
Network Finance Co. Pty Ltd.	2.579%	10/3/28	AUD	2,250	1,351
Norfina Ltd.	3.250%	8/24/26	AUD	600	380
NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/29	AUD	760	452
NSW Electricity Networks Finance Pty Ltd.	2.543%	9/23/30	AUD	2,500	1,403
Optus Finance Pty Ltd.	2.600%	11/24/28	AUD	500	299
Optus Finance Pty Ltd.	1.000%	6/20/29	EUR	5,000	5,211
Optus Finance Pty Ltd.	2.500%	7/1/30	AUD	10,200	5,783
Origin Energy Finance Ltd.	1.000%	9/17/29	EUR	2,501	2,562
Origin Energy Finance Ltd.	5.350%	9/26/31	AUD	10,000	6,411
Pacific National Finance Pty Ltd.	3.700%	9/24/29	AUD	5,000	2,931
Qantas Airways Ltd.	3.150%	9/27/28	AUD	12,290	7,445
Qantas Airways Ltd.	2.950%	11/27/29	AUD	5,260	3,071
Qantas Airways Ltd.	5.250%	9/9/30	AUD	6,470	4,146
Scentre Group Trust 1	3.875%	7/16/26	GBP	2,259	2,978
Scentre Group Trust 1	5.900%	11/27/34	AUD	6,500	4,252
Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/28	EUR	4,461	4,882
Scentre Group Trust 1 / Scentre Group Trust 2	1.450%	3/28/29	EUR	3,042	3,269
SGSP Australia Assets Pty Ltd.	1.843%	9/15/28	AUD	2,000	1,175
Sydney Airport Finance Co. Pty Ltd.	4.375%	5/3/33	EUR	11,000	13,110
Sydney Airport Finance Co. Pty Ltd.	5.900%	4/19/34	AUD	20,000	13,091
Telstra Corp. Ltd.	4.000%	4/19/27	AUD	1,110	711
Telstra Corp. Ltd.	1.375%	3/26/29	EUR	2,737	2,954
Telstra Corp. Ltd.	1.000%	4/23/30	EUR	2,457	2,554
Telstra Group Ltd.	5.250%	9/6/31	AUD	5,000	3,277
Telstra Group Ltd.	5.650%	3/6/34	AUD	5,000	3,315
Toyota Finance Australia Ltd.	2.280%	10/21/27	EUR	7,369	8,304
Toyota Finance Australia Ltd.	3.386%	3/18/30	EUR	4,200	4,841
Transurban Finance Co. Pty Ltd.	4.555%	11/14/28	CAD	787	583
Transurban Finance Co. Pty Ltd.	3.000%	4/8/30	EUR	12,461	14,135
Transurban Finance Co. Pty Ltd.	3.713%	3/12/32	EUR	6,000	6,963
Transurban Finance Co. Pty Ltd.	4.225%	4/26/33	EUR	4,000	4,742
Transurban Queensland Finance Pty Ltd.	3.250%	8/5/31	AUD	740	420
University of Technology Sydney	3.750%	7/20/27	AUD	80	51
Vicinity Centres Trust	1.125%	11/7/29	EUR	2,188	2,249
Vicinity Centres Trust	6.190%	4/24/34	AUD	1,100	739
Wesfarmers Ltd.	1.941%	6/23/28	AUD	500	298
Wesfarmers Ltd.	2.550%	6/23/31	AUD	5,380	2,979
Wesfarmers Ltd.	0.954%	10/21/33	EUR	13,264	12,282
WestConnex Finance Co. Pty Ltd.	6.150%	10/9/30	AUD	7,000	4,702
WestConnex Finance Co. Pty Ltd.	3.150%	3/31/31	AUD	1,140	652
Westpac Banking Corp.	4.125%	6/4/26	AUD	1,500	962
Westpac Banking Corp.	1.079%	4/5/27	EUR	10,079	11,169
Westpac Banking Corp.	0.875%	4/17/27	EUR	100	110
Westpac Banking Corp.	1.125%	9/5/27	EUR	5,410	5,935
Westpac Banking Corp.	4.800%	2/16/28	AUD	12,000	7,838

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Westpac Banking Corp.	1.450%	7/17/28	EUR	382	418
	Westpac Banking Corp.	5.000%	9/19/28	AUD	25,900	17,039
	Westpac Banking Corp.	0.010%	9/22/28	EUR	22,080	23,071
	Westpac Banking Corp.	5.000%	1/15/29	AUD	9,600	6,319
	Westpac Banking Corp.	5.100%	5/14/29	AUD	78,900	52,198
	Westpac Banking Corp.	3.799%	1/17/30	EUR	10,000	11,837
	Westpac Banking Corp.	0.766%	5/13/31	EUR	3,000	3,318
	Westpac Banking Corp.	1.375%	5/17/32	EUR	4,913	5,055
	Westpac Banking Corp.	6.491%	6/23/33	AUD	5,900	3,951
	Woolworths Group Ltd.	1.850%	11/15/27	AUD	12,020	7,272
	Woolworths Group Ltd.	0.375%	11/15/28	EUR	12,700	13,117
	Woolworths Group Ltd.	2.800%	5/20/30	AUD	5,660	3,270
	Woolworths Group Ltd.	5.762%	4/18/31	AUD	5,000	3,315
	WSO Finance Pty Ltd.	4.500%	3/31/27	AUD	1,270	820
						770,074
Austria (0.3%)
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.125%	7/31/28	EUR	39,200	42,694
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.750%	3/8/30	EUR	10,000	10,897
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.375%	3/25/41	EUR	12,000	8,735
	Erste Group Bank AG	0.750%	1/17/28	EUR	8,000	8,717
	Erste Group Bank AG	0.010%	9/11/29	EUR	17,500	17,841
	Erste Group Bank AG	0.250%	9/14/29	EUR	800	808
	Erste Group Bank AG	4.250%	5/30/30	EUR	5,000	5,939
	Erste Group Bank AG	0.250%	1/27/31	EUR	2,500	2,414
	Erste Group Bank AG	0.875%	11/15/32	EUR	8,000	8,571
	Erste Group Bank AG	0.875%	5/15/34	EUR	7,400	6,994
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	1.625%	5/11/29	EUR	20,800	22,795
	Hypo Vorarlberg Bank AG	3.250%	2/19/27	EUR	5,000	5,770
[2]	OeBB-Infrastruktur AG	3.500%	10/19/26	EUR	878	1,013
[2]	OeBB-Infrastruktur AG	2.250%	5/28/29	EUR	1,464	1,651
[2]	OeBB-Infrastruktur AG	3.375%	5/18/32	EUR	3,413	4,043
[2]	OeBB-Infrastruktur AG	3.000%	10/24/33	EUR	14,038	16,193
	OMV AG	1.000%	12/14/26	EUR	1,683	1,866
	OMV AG	3.500%	9/27/27	EUR	1,500	1,739
	OMV AG	2.000%	4/9/28	EUR	3,500	3,918
	OMV AG	1.875%	12/4/28	EUR	1,073	1,186
	OMV AG	2.375%	4/9/32	EUR	7,317	7,975
	OMV AG	3.750%	9/4/36	EUR	6,000	6,868
	OMV AG	2.875%	Perpetual	EUR	4,700	5,005
	Raiffeisen Bank International AG	0.375%	9/25/26	EUR	8,200	9,004
	Raiffeisen Bank International AG	0.050%	9/1/27	EUR	1,500	1,606
	Raiffeisen Bank International AG	5.750%	1/27/28	EUR	15,000	18,374
	Raiffeisen Bank International AG	6.000%	9/15/28	EUR	10,500	12,707
	Raiffeisen Bank International AG	4.500%	5/31/30	EUR	10,000	11,822
	Raiffeisen Bank International AG	2.875%	6/18/32	EUR	4,500	4,969
	Raiffeisen Bank International AG	7.375%	12/20/32	EUR	3,700	4,490
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	8/28/26	EUR	2,500	2,777
	Raiffeisenlandesbank Niederoesterreich-Wien AG	1.250%	4/21/27	EUR	20,500	22,777
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/24/28	EUR	1,500	1,633
	Raiffeisenlandesbank Niederoesterreich-Wien AG	3.375%	7/24/28	EUR	17,000	19,810
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/30/29	EUR	6,100	6,510
	Raiffeisenlandesbank Niederoesterreich-Wien AG	2.375%	8/31/32	EUR	12,500	13,680
	Raiffeisenlandesbank Oberoesterreich AG	3.625%	12/13/27	EUR	8,000	9,355
	Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	100	113
	Raiffeisen-Landesbank Steiermark AG	1.375%	5/11/33	EUR	2,500	2,514
	UniCredit Bank Austria AG	3.000%	7/31/26	EUR	14,200	16,274
	UniCredit Bank Austria AG	0.250%	6/4/27	EUR	5,000	5,453
	UniCredit Bank Austria AG	2.375%	9/20/27	EUR	2,400	2,730
	UNIQA Insurance Group AG	6.000%	7/27/46	EUR	900	1,043
						361,273
Belgium (0.4%)
	AG Insurance SA	3.500%	6/30/47	EUR	1,300	1,470
	Ageas SA	3.250%	7/2/49	EUR	5,200	5,792
	Ageas SA	1.875%	11/24/51	EUR	3,000	3,000
	Aliaxis Finance SA	0.875%	11/8/28	EUR	5,000	5,178
	Anheuser-Busch InBev Finance Inc.	4.320%	5/15/47	CAD	6,053	4,108
	Anheuser-Busch InBev SA NV	1.150%	1/22/27	EUR	16,589	18,419
	Anheuser-Busch InBev SA NV	1.125%	7/1/27	EUR	8,362	9,218
	Anheuser-Busch InBev SA NV	2.125%	12/2/27	EUR	13,940	15,652

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Anheuser-Busch InBev SA NV	2.000%	3/17/28	EUR	21,508	24,093
Anheuser-Busch InBev SA NV	1.500%	4/18/30	EUR	439	469
Anheuser-Busch InBev SA NV	1.650%	3/28/31	EUR	16,142	16,986
Anheuser-Busch InBev SA NV	2.875%	4/2/32	EUR	14,513	16,185
Anheuser-Busch InBev SA NV	3.250%	1/24/33	EUR	2,501	2,849
Anheuser-Busch InBev SA NV	2.750%	3/17/36	EUR	11,255	11,969
Anheuser-Busch InBev SA NV	3.750%	3/22/37	EUR	8,000	9,109
Anheuser-Busch InBev SA NV	3.700%	4/2/40	EUR	11,198	12,362
Anheuser-Busch InBev SA NV	3.950%	3/22/44	EUR	4,500	4,976
Anheuser-Busch InBev Worldwide Inc.	4.100%	9/6/27	AUD	1,210	775
Argenta Spaarbank NV	1.000%	1/29/27	EUR	3,000	3,287
Argenta Spaarbank NV	5.375%	11/29/27	EUR	13,000	15,271
Argenta Spaarbank NV	3.375%	6/22/28	EUR	5,000	5,838
Argenta Spaarbank NV	1.375%	2/8/29	EUR	10,000	10,798
Belfius Bank SA	3.125%	5/11/26	EUR	5,800	6,572
Belfius Bank SA	0.125%	9/14/26	EUR	5,000	5,519
Belfius Bank SA	0.125%	2/8/28	EUR	8,700	9,204
Belfius Bank SA	5.250%	4/19/33	EUR	13,500	15,982
Belfius Bank SA	4.875%	6/11/35	EUR	2,300	2,706
BNP Paribas Fortis SA	0.875%	3/22/28	EUR	5,000	5,446
Cofinimmo SA	1.000%	1/24/28	EUR	2,100	2,247
Cofinimmo SA	0.875%	12/2/30	EUR	1,800	1,735
Elia Group SA	1.500%	9/5/28	EUR	1,300	1,423
Elia Transmission Belgium SA	3.250%	4/4/28	EUR	100	115
Elia Transmission Belgium SA	3.000%	4/7/29	EUR	100	114
Elia Transmission Belgium SA	0.875%	4/28/30	EUR	21,700	22,353
Elia Transmission Belgium SA	3.625%	1/18/33	EUR	7,700	8,962
Elia Transmission Belgium SA	3.750%	1/16/36	EUR	6,000	6,793
Euroclear Bank SA	3.625%	10/13/27	EUR	5,000	5,813
Euroclear Holding NV	1.125%	12/7/26	EUR	3,000	3,322
Euroclear Holding NV	2.625%	4/11/48	EUR	3,000	3,314
Euroclear Investments SA	1.500%	4/11/30	EUR	2,000	2,142
FLUVIUS System Operator CV	1.750%	12/4/26	EUR	2,900	3,239
FLUVIUS System Operator CV	0.250%	6/14/28	EUR	3,900	4,112
FLUVIUS System Operator CV	2.875%	5/7/29	EUR	4,300	4,898
FLUVIUS System Operator CV	0.250%	12/2/30	EUR	3,300	3,205
FLUVIUS System Operator CV	0.625%	11/24/31	EUR	8,500	8,166
FLUVIUS System Operator CV	4.000%	7/6/32	EUR	2,000	2,335
FLUVIUS System Operator CV	3.875%	5/9/33	EUR	5,000	5,822
Groupe Bruxelles Lambert NV	4.000%	5/15/33	EUR	5,000	5,910
ING Belgium SA	1.500%	5/19/29	EUR	15,800	17,279
ING Belgium SA	0.010%	2/20/30	EUR	15,000	15,102
ING Belgium SA	3.000%	2/15/31	EUR	3,300	3,812
KBC Bank NV	0.750%	10/24/27	EUR	3,700	4,048
KBC Group NV	0.750%	1/21/28	EUR	14,600	16,019
KBC Group NV	5.500%	9/20/28	GBP	3,000	4,057
KBC Group NV	0.125%	1/14/29	EUR	17,000	18,003
KBC Group NV	4.375%	4/19/30	EUR	15,000	17,853
KBC Group NV	0.625%	12/7/31	EUR	1,000	1,093
KBC Group NV	3.750%	3/27/32	EUR	12,000	13,932
KBC Group NV	4.875%	4/25/33	EUR	4,000	4,683
KBC Group NV	4.750%	4/17/35	EUR	4,500	5,291
Proximus SADP	3.750%	3/27/34	EUR	6,500	7,468
Proximus SADP	0.750%	11/17/36	EUR	5,500	4,673
Syensqo SA	2.750%	12/2/27	EUR	5,700	6,449
VGP NV	1.500%	4/8/29	EUR	3,100	3,202
VGP NV	2.250%	1/17/30	EUR	1,100	1,148
					483,365
Bermuda (0.0%)
Athora Holding Ltd.	5.875%	9/10/34	EUR	3,300	3,880
Canada (1.7%)
407 International Inc.	2.430%	5/4/27	CAD	1,054	759
407 International Inc.	4.220%	2/14/28	CAD	2,250	1,674
407 International Inc.	3.140%	3/6/30	CAD	681	490
407 International Inc.	3.430%	6/1/33	CAD	2,000	1,422
407 International Inc.	5.960%	12/3/35	CAD	1,300	1,095
407 International Inc.	5.750%	2/14/36	CAD	1,800	1,471
407 International Inc.	4.450%	11/15/41	CAD	2,450	1,741

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
407 International Inc.	4.190%	4/25/42	CAD	2,695	1,853
407 International Inc.	3.650%	9/8/44	CAD	4,898	3,107
407 International Inc.	3.300%	3/27/45	CAD	500	300
407 International Inc.	3.830%	5/11/46	CAD	4,898	3,168
407 International Inc.	3.720%	5/11/48	CAD	2,109	1,332
407 International Inc.	3.670%	3/8/49	CAD	981	613
407 International Inc.	2.840%	3/7/50	CAD	2,008	1,074
407 International Inc.	4.860%	7/31/53	CAD	3,000	2,246
407 International Inc.	4.890%	4/4/54	CAD	1,000	754
407 International Inc.	4.540%	10/9/54	CAD	4,375	3,123
Aeroports de Montreal	5.170%	9/17/35	CAD	1,777	1,404
Aeroports de Montreal	5.670%	10/16/37	CAD	1,054	878
Aeroports de Montreal	5.472%	4/16/40	CAD	1,300	1,032
Aeroports de Montreal	3.030%	4/21/50	CAD	4,078	2,281
Aeroports de Montreal	3.441%	4/26/51	CAD	2,000	1,201
AIMCo Realty Investors LP	3.367%	6/1/27	CAD	924	673
AIMCo Realty Investors LP	3.043%	6/1/28	CAD	981	705
AIMCo Realty Investors LP	2.712%	6/1/29	CAD	5,486	3,857
AIMCo Realty Investors LP	4.640%	2/15/30	CAD	680	515
AIMCo Realty Investors LP	4.970%	5/23/34	CAD	2,000	1,525
Alberta Powerline LP	4.065%	12/1/53	CAD	3,947	2,522
Alberta Powerline LP	4.065%	3/1/54	CAD	797	509
Alectra Inc.	2.488%	5/17/27	CAD	5,415	3,883
Alectra Inc.	1.751%	2/11/31	CAD	4,600	3,038
Alectra Inc.	4.309%	10/30/34	CAD	1,425	1,055
Alectra Inc.	3.958%	7/30/42	CAD	900	599
Alectra Inc.	3.458%	4/12/49	CAD	1,193	714
Alectra Inc.	5.225%	11/14/52	CAD	900	708
Alimentation Couche-Tard Inc.	4.603%	1/25/29	CAD	5,000	3,746
Alimentation Couche-Tard Inc.	5.592%	9/25/30	CAD	6,000	4,683
Alimentation Couche-Tard Inc.	3.647%	5/12/31	EUR	6,000	6,872
Alimentation Couche-Tard Inc.	4.011%	2/12/36	EUR	4,000	4,492
AltaGas Ltd.	3.980%	10/4/27	CAD	1,475	1,082
AltaGas Ltd.	2.075%	5/30/28	CAD	2,180	1,514
AltaGas Ltd.	4.672%	1/8/29	CAD	2,500	1,875
AltaGas Ltd.	2.477%	11/30/30	CAD	1,000	672
AltaGas Ltd.	5.141%	3/14/34	CAD	2,500	1,889
AltaGas Ltd.	5.597%	3/14/54	CAD	2,000	1,502
AltaLink LP	4.692%	11/28/32	CAD	4,550	3,490
AltaLink LP	4.872%	11/15/40	CAD	2,501	1,861
AltaLink LP	4.462%	11/8/41	CAD	1,177	836
AltaLink LP	3.990%	6/30/42	CAD	2,334	1,565
AltaLink LP	4.922%	9/17/43	CAD	1,471	1,104
AltaLink LP	4.054%	11/21/44	CAD	1,089	731
AltaLink LP	4.090%	6/30/45	CAD	1,537	1,035
AltaLink LP	3.717%	12/3/46	CAD	2,232	1,417
AltaLink LP	4.446%	7/11/53	CAD	700	492
AltaLink LP	4.742%	5/22/54	CAD	1,500	1,104
AltaLink LP	5.463%	10/11/55	CAD	2,000	1,643
ARC Resources Ltd.	3.465%	3/10/31	CAD	2,147	1,495
Athabasca Indigenous Midstream LP	6.069%	2/5/42	CAD	396	308
Bank of Montreal	1.551%	5/28/26	CAD	4,813	3,444
Bank of Montreal	3.375%	7/4/26	EUR	8,000	9,202
Bank of Montreal	1.000%	9/9/26	GBP	1,700	2,156
Bank of Montreal	2.700%	12/9/26	CAD	4,898	3,548
Bank of Montreal	3.650%	4/1/27	CAD	7,764	5,683
Bank of Montreal	4.309%	6/1/27	CAD	5,000	3,708
Bank of Montreal	4.709%	12/7/27	CAD	17,686	13,273
Bank of Montreal	3.190%	3/1/28	CAD	9,461	6,880
Bank of Montreal	5.039%	5/29/28	CAD	12,514	9,517
Bank of Montreal	4.537%	12/18/28	CAD	10,000	7,523
Bank of Montreal	0.050%	6/8/29	EUR	14,819	15,214
Bank of Montreal	4.420%	7/17/29	CAD	7,500	5,630
Bank of Montreal	1.928%	7/22/31	CAD	4,087	2,914
Bank of Montreal	6.534%	10/27/32	CAD	2,700	2,092
Bank of Montreal	6.034%	9/7/33	CAD	10,250	7,938
Bank of Nova Scotia	5.500%	5/8/26	CAD	16,000	11,891
Bank of Nova Scotia	0.125%	9/4/26	EUR	4,062	4,475
Bank of Nova Scotia	1.850%	11/2/26	CAD	10,694	7,630
Bank of Nova Scotia	2.620%	12/2/26	CAD	7,346	5,312

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bank of Nova Scotia	2.950%	3/8/27	CAD	54,223	39,201
Bank of Nova Scotia	0.010%	12/15/27	EUR	27,319	29,236
Bank of Nova Scotia	3.250%	1/18/28	EUR	48,000	55,800
Bank of Nova Scotia	4.680%	2/1/29	CAD	7,500	5,675
Bank of Nova Scotia	3.934%	5/3/32	CAD	7,070	5,166
Bank of Nova Scotia	5.679%	8/2/33	CAD	1,725	1,320
Bank of Nova Scotia	4.950%	8/1/34	CAD	1,710	1,284
Bank of Nova Scotia	4.442%	11/15/35	CAD	10,000	7,352
BCI QuadReal Realty	1.747%	7/24/30	CAD	23,686	15,692
bcIMC Realty Corp.	3.000%	3/31/27	CAD	1,074	777
Bell Telephone Co. of Canada or Bell Canada	2.900%	8/12/26	CAD	1,471	1,064
Bell Telephone Co. of Canada or Bell Canada	1.650%	8/16/27	CAD	3,000	2,112
Bell Telephone Co. of Canada or Bell Canada	3.600%	9/29/27	CAD	16,000	11,690
Bell Telephone Co. of Canada or Bell Canada	3.800%	8/21/28	CAD	20,771	15,230
Bell Telephone Co. of Canada or Bell Canada	5.250%	3/15/29	CAD	2,600	1,996
Bell Telephone Co. of Canada or Bell Canada	4.550%	2/9/30	CAD	9,400	7,060
Bell Telephone Co. of Canada or Bell Canada	3.000%	3/17/31	CAD	2,350	1,624
Bell Telephone Co. of Canada or Bell Canada	7.850%	4/2/31	CAD	2,450	2,090
Bell Telephone Co. of Canada or Bell Canada	5.150%	8/24/34	CAD	3,750	2,861
Bell Telephone Co. of Canada or Bell Canada	6.170%	2/26/37	CAD	400	331
Bell Telephone Co. of Canada or Bell Canada	4.350%	12/18/45	CAD	3,137	2,027
Bell Telephone Co. of Canada or Bell Canada	4.450%	2/27/47	CAD	3,066	2,003
Bell Telephone Co. of Canada or Bell Canada	3.500%	9/30/50	CAD	2,043	1,122
Bell Telephone Co. of Canada or Bell Canada	4.050%	3/17/51	CAD	2,194	1,331
Bell Telephone Co. of Canada or Bell Canada	5.600%	8/11/53	CAD	10,650	8,143
Bridging North America GP	4.341%	8/31/53	CAD	615	382
British Columbia Ferry Services Inc.	5.021%	3/20/37	CAD	1,550	1,168
British Columbia Ferry Services Inc.	4.702%	10/23/43	CAD	2,746	2,005
British Columbia Ferry Services Inc.	4.289%	4/28/44	CAD	500	347
British Columbia Ferry Services Inc.	2.794%	10/15/49	CAD	950	503
Brookfield Corp.	3.800%	3/16/27	CAD	2,075	1,518
Brookfield Corp.	5.950%	6/14/35	CAD	2,000	1,607
Brookfield Finance II Inc.	5.431%	12/14/32	CAD	4,100	3,178
Brookfield Infrastructure Finance ULC	4.193%	9/11/28	CAD	2,082	1,538
Brookfield Infrastructure Finance ULC	5.710%	7/27/30	CAD	4,700	3,689
Brookfield Infrastructure Finance ULC	2.855%	9/1/32	CAD	10,681	7,038
Brookfield Infrastructure Finance ULC	5.439%	4/25/34	CAD	5,148	3,960
Brookfield Infrastructure Finance ULC	5.789%	4/25/52	CAD	770	590
Brookfield Infrastructure Finance ULC	5.950%	7/27/53	CAD	1,000	783
Brookfield Renewable Partners ULC	3.630%	1/15/27	CAD	1,910	1,393
Brookfield Renewable Partners ULC	4.250%	1/15/29	CAD	2,750	2,036
Brookfield Renewable Partners ULC	3.380%	1/15/30	CAD	2,695	1,924
Brookfield Renewable Partners ULC	5.292%	10/28/33	CAD	2,000	1,542
Brookfield Renewable Partners ULC	4.290%	11/5/49	CAD	1,910	1,199
Brookfield Renewable Partners ULC	3.330%	8/13/50	CAD	3,104	1,649
Brookfield Renewable Partners ULC	5.318%	1/10/54	CAD	2,355	1,722
Bruce Power LP	3.969%	6/23/26	CAD	7,450	5,442
Bruce Power LP	4.700%	12/21/27	CAD	2,000	1,501
Bruce Power LP	2.680%	12/21/28	CAD	3,000	2,122
Bruce Power LP	4.000%	6/21/30	CAD	2,459	1,817
Bruce Power LP	4.700%	6/21/31	CAD	2,000	1,516
Bruce Power LP	4.990%	12/21/32	CAD	1,000	766
Bruce Power LP	4.132%	6/21/33	CAD	3,855	2,785
Calgary Airport Authority	3.199%	10/7/36	CAD	8,099	5,284
Calgary Airport Authority	3.341%	10/7/38	CAD	4,648	3,030
Calgary Airport Authority	3.454%	10/7/41	CAD	1,450	914
Cameco Corp.	2.950%	10/21/27	CAD	1,578	1,132
Canadian Imperial Bank of Commerce	1.700%	7/15/26	CAD	6,199	4,434
Canadian Imperial Bank of Commerce	5.000%	12/7/26	CAD	18,500	13,809
Canadian Imperial Bank of Commerce	2.250%	1/7/27	CAD	11,897	8,510
Canadian Imperial Bank of Commerce	4.950%	6/29/27	CAD	12,000	9,013
Canadian Imperial Bank of Commerce	5.050%	10/7/27	CAD	5,800	4,377
Canadian Imperial Bank of Commerce	5.500%	1/14/28	CAD	4,900	3,750
Canadian Imperial Bank of Commerce	1.910%	7/14/28	CHF	10,000	12,676
Canadian Imperial Bank of Commerce	0.010%	4/30/29	EUR	31,454	32,417
Canadian Imperial Bank of Commerce	4.200%	4/7/32	CAD	4,042	2,968
Canadian Imperial Bank of Commerce	5.330%	1/20/33	CAD	4,000	3,021
Canadian Imperial Bank of Commerce	5.350%	4/20/33	CAD	3,100	2,347
Canadian Imperial Bank of Commerce	5.300%	1/16/34	CAD	2,630	1,996
Canadian Imperial Bank of Commerce	4.900%	6/12/34	CAD	9,700	7,252

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canadian National Railway Co.	3.200%	7/31/28	CAD	1,347	980
	Canadian National Railway Co.	3.000%	2/8/29	CAD	225	162
	Canadian National Railway Co.	4.600%	5/2/29	CAD	4,000	3,037
	Canadian National Railway Co.	4.150%	5/10/30	CAD	1,400	1,048
	Canadian National Railway Co.	3.950%	9/22/45	CAD	2,000	1,305
	Canadian National Railway Co.	3.600%	8/1/47	CAD	4,892	3,004
	Canadian National Railway Co.	3.600%	7/31/48	CAD	3,200	1,953
	Canadian National Railway Co.	3.600%	2/8/49	CAD	1,048	639
	Canadian National Railway Co.	3.050%	2/8/50	CAD	1,339	736
	Canadian National Railway Co.	4.700%	5/10/53	CAD	675	487
	Canadian National Railway Co.	5.100%	5/2/54	CAD	2,555	1,959
	Canadian Natural Resources Ltd.	3.420%	12/1/26	CAD	10,260	7,460
	Canadian Natural Resources Ltd.	2.500%	1/17/28	CAD	2,464	1,746
	Canadian Natural Resources Ltd.	4.150%	12/15/31	CAD	5,800	4,185
	Canadian Pacific Railway Co.	2.540%	2/28/28	CAD	1,535	1,096
	Canadian Pacific Railway Co.	3.150%	3/13/29	CAD	4,516	3,255
	Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	858	740
	Canadian Pacific Railway Co.	3.050%	3/9/50	CAD	3,613	1,983
	Canadian Tire Corp. Ltd.	5.372%	9/16/30	CAD	2,000	1,542
	Canadian Tire Corp. Ltd.	6.570%	2/24/34	CAD	425	341
	Canadian Tire Corp. Ltd.	5.610%	9/4/35	CAD	984	743
	Canadian Utilities Ltd.	4.851%	6/3/52	CAD	620	448
	Capital City Link General Partnership	4.386%	3/31/46	CAD	375	259
	Capital Power Corp.	5.378%	1/25/27	CAD	1,650	1,235
	Capital Power Corp.	5.816%	9/15/28	CAD	2,000	1,543
	Capital Power Corp.	4.424%	2/8/30	CAD	1,139	838
	Capital Power Corp.	3.147%	10/1/32	CAD	1,466	982
	Capital Power Corp.	5.973%	1/25/34	CAD	1,265	992
	CCL Industries Inc.	3.864%	4/13/28	CAD	795	580
	Cenovus Energy Inc.	3.500%	2/7/28	CAD	10,390	7,499
	Central 1 Credit Union	4.648%	2/7/28	CAD	2,000	1,488
	Central 1 Credit Union	2.391%	6/30/31	CAD	2,104	1,503
	Choice Properties REIT	2.848%	5/21/27	CAD	3,409	2,451
	Choice Properties REIT	4.178%	3/8/28	CAD	2,450	1,810
	Choice Properties REIT	5.030%	2/28/31	CAD	6,000	4,557
	Choice Properties REIT	6.003%	6/24/32	CAD	1,600	1,272
	Choice Properties REIT	5.400%	3/1/33	CAD	2,200	1,686
	Choice Properties REIT	5.699%	2/28/34	CAD	850	662
	Clover LP	4.216%	3/31/34	CAD	319	231
	Clover LP	4.216%	6/30/34	CAD	478	346
	Coastal Gaslink Pipeline LP	4.673%	6/30/27	CAD	2,000	1,494
	Coastal Gaslink Pipeline LP	4.691%	9/30/29	CAD	2,500	1,898
	Coastal Gaslink Pipeline LP	4.907%	6/30/31	CAD	8,500	6,522
	Coastal Gaslink Pipeline LP	5.538%	6/30/39	CAD	3,500	2,762
	Coastal Gaslink Pipeline LP	5.607%	6/30/44	CAD	7,000	5,568
	Coastal Gaslink Pipeline LP	5.606%	3/30/47	CAD	6,500	5,115
	Coastal Gaslink Pipeline LP	5.857%	3/30/49	CAD	4,800	3,908
	Coastal Gaslink Pipeline LP	5.857%	6/30/49	CAD	1,312	1,067
	Cogeco Communications Inc.	2.991%	9/22/31	CAD	2,104	1,422
	Cogeco Communications Inc.	5.299%	2/16/33	CAD	1,100	836
	Concordia University	6.550%	9/2/42	CAD	1,471	1,293
	Co-operators Financial Services Ltd.	3.327%	5/13/30	CAD	2,960	2,056
[1]	Cordelio Amalco GP I	4.087%	6/30/34	CAD	1,252	896
	Cordelio Amalco GP I	4.087%	9/30/34	CAD	3,097	2,229
	Crombie REIT	3.677%	8/26/26	CAD	1,471	1,070
	Crombie REIT	3.917%	6/21/27	CAD	883	645
	Crombie REIT	2.686%	3/31/28	CAD	858	604
	Crombie REIT	3.211%	10/9/30	CAD	319	220
	Crombie REIT	3.133%	8/12/31	CAD	2,000	1,347
	Crombie REIT	4.732%	1/15/32	CAD	4,025	2,956
	Crosslinx Transit Solutions GP	4.651%	9/30/46	CAD	1,447	986
	CSS FSCC Partnership	6.915%	7/31/42	CAD	6	5
	CT REIT	3.289%	6/1/26	CAD	2,000	1,450
	CT REIT	3.469%	6/16/27	CAD	654	473
	CT REIT	3.029%	2/5/29	CAD	2,000	1,402
	CU Inc.	5.032%	11/20/36	CAD	1,550	1,201
	CU Inc.	4.543%	10/24/41	CAD	2,381	1,710
	CU Inc.	3.805%	9/10/42	CAD	4,199	2,748
	CU Inc.	4.722%	9/9/43	CAD	8,471	6,210
	CU Inc.	4.085%	9/2/44	CAD	745	503

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	CU Inc.	3.964%	7/27/45	CAD	1,471	973
	CU Inc.	3.763%	11/19/46	CAD	1,535	982
	CU Inc.	3.548%	11/22/47	CAD	1,333	821
	CU Inc.	3.950%	11/23/48	CAD	2,177	1,425
	CU Inc.	2.963%	9/7/49	CAD	2,204	1,211
	CU Inc.	3.174%	9/5/51	CAD	1,677	949
	CU Inc.	4.773%	9/14/52	CAD	2,000	1,476
	CU Inc.	3.857%	11/14/52	CAD	400	255
	CU Inc.	5.088%	9/20/53	CAD	1,400	1,086
	CU Inc.	4.664%	9/11/54	CAD	500	364
	CU Inc.	4.211%	10/29/55	CAD	7,346	4,934
	CU Inc.	4.593%	10/24/61	CAD	218	155
	Dollarama Inc.	1.871%	7/8/26	CAD	2,504	1,792
	Dollarama Inc.	1.505%	9/20/27	CAD	981	687
	Dollarama Inc.	5.533%	9/26/28	CAD	3,000	2,322
	Dollarama Inc.	2.443%	7/9/29	CAD	2,356	1,636
	Dollarama Inc.	5.165%	4/26/30	CAD	1,300	1,002
	Dream Industrial REIT	2.057%	6/17/27	CAD	2,305	1,620
	Dream Industrial REIT	5.383%	3/22/28	CAD	300	227
	Dream Summit Industrial LP	2.250%	1/12/27	CAD	1,000	710
	Dream Summit Industrial LP	2.440%	7/14/28	CAD	2,504	1,744
	Dream Summit Industrial LP	4.507%	2/12/31	CAD	1,195	873
	E-L Financial Corp. Ltd.	4.000%	6/22/50	CAD	1,000	622
	Emera Inc.	4.838%	5/2/30	CAD	2,000	1,510
	Empire Life Insurance Co.	2.024%	9/24/31	CAD	1,500	1,064
	Enbridge Gas Inc.	2.500%	8/5/26	CAD	984	709
	Enbridge Gas Inc.	2.880%	11/22/27	CAD	3,500	2,524
	Enbridge Gas Inc.	5.460%	10/6/28	CAD	3,000	2,330
	Enbridge Gas Inc.	2.370%	8/9/29	CAD	1,500	1,049
	Enbridge Gas Inc.	2.900%	4/1/30	CAD	2,450	1,738
	Enbridge Gas Inc.	4.150%	8/17/32	CAD	1,300	965
[3]	Enbridge Gas Inc.	5.210%	2/25/36	CAD	1,600	1,252
	Enbridge Gas Inc.	5.460%	9/11/36	CAD	1,550	1,233
	Enbridge Gas Inc.	5.200%	7/23/40	CAD	700	532
	Enbridge Gas Inc.	4.880%	6/21/41	CAD	1,691	1,245
	Enbridge Gas Inc.	4.500%	11/23/43	CAD	200	141
	Enbridge Gas Inc.	4.200%	6/2/44	CAD	7,747	5,239
	Enbridge Gas Inc.	4.000%	8/22/44	CAD	984	647
	Enbridge Gas Inc.	3.800%	6/1/46	CAD	1,471	934
	Enbridge Gas Inc.	3.590%	11/22/47	CAD	1,183	721
	Enbridge Gas Inc.	3.510%	11/29/47	CAD	2,305	1,390
	Enbridge Gas Inc.	4.950%	11/22/50	CAD	1,323	986
	Enbridge Gas Inc.	3.200%	9/15/51	CAD	2,329	1,299
	Enbridge Gas Inc.	4.550%	8/17/52	CAD	2,200	1,548
	Enbridge Gas Inc.	5.670%	10/6/53	CAD	1,000	827
	Enbridge Inc.	4.900%	5/26/28	CAD	1,300	982
	Enbridge Inc.	2.990%	10/3/29	CAD	85	60
	Enbridge Inc.	6.100%	11/9/32	CAD	14,200	11,450
	Enbridge Inc.	5.360%	5/26/33	CAD	4,350	3,367
	Enbridge Inc.	3.100%	9/21/33	CAD	3,625	2,403
	Enbridge Inc.	4.730%	8/22/34	CAD	8,500	6,270
	Enbridge Inc.	4.560%	2/25/35	CAD	1,500	1,085
	Enbridge Inc.	4.240%	8/27/42	CAD	1,638	1,043
	Enbridge Inc.	4.570%	3/11/44	CAD	3,299	2,177
	Enbridge Inc.	4.870%	11/21/44	CAD	2,058	1,407
	Enbridge Inc.	4.100%	9/21/51	CAD	1,603	958
	Enbridge Inc.	6.510%	11/9/52	CAD	1,500	1,266
	Enbridge Inc.	5.760%	5/26/53	CAD	2,700	2,071
	Enbridge Inc.	5.320%	8/22/54	CAD	5,000	3,615
	Enbridge Pipelines Inc.	3.000%	8/10/26	CAD	1,700	1,230
	Enbridge Pipelines Inc.	3.520%	2/22/29	CAD	1,350	976
	Enbridge Pipelines Inc.	2.820%	5/12/31	CAD	2,207	1,508
	Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	992	657
	Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	2,744	1,805
	Enbridge Pipelines Inc.	4.330%	2/22/49	CAD	2,621	1,652
	Enbridge Pipelines Inc.	4.200%	5/12/51	CAD	1,849	1,133
	Energir Inc.	2.100%	4/16/27	CAD	963	685
	Energir Inc.	3.530%	5/16/47	CAD	1,227	752
	Energir LP	3.040%	2/9/32	CAD	2,684	1,861
	Energir LP	4.830%	6/2/53	CAD	1,600	1,188

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	ENMAX Corp.	3.836%	6/5/28	CAD	1,054	771
	ENMAX Corp.	3.876%	10/18/29	CAD	2,557	1,866
	ENMAX Corp.	4.695%	10/9/34	CAD	2,800	2,061
	EPCOR Utilities Inc.	2.411%	6/30/31	CAD	4,250	2,883
	EPCOR Utilities Inc.	6.650%	4/15/38	CAD	1,300	1,126
	EPCOR Utilities Inc.	4.550%	2/28/42	CAD	1,463	1,050
	EPCOR Utilities Inc.	3.554%	11/27/47	CAD	3,429	2,110
	EPCOR Utilities Inc.	3.949%	11/26/48	CAD	1,035	675
	EPCOR Utilities Inc.	3.106%	7/8/49	CAD	528	297
	EPCOR Utilities Inc.	3.287%	6/28/51	CAD	953	550
	EPCOR Utilities Inc.	4.725%	9/2/52	CAD	2,400	1,755
	EPCOR Utilities Inc.	5.326%	10/3/53	CAD	2,000	1,598
	EPCOR Utilities Inc.	4.990%	5/31/54	CAD	2,000	1,525
	Fair Hydro Trust	3.357%	5/15/35	CAD	3,516	2,484
	Fair Hydro Trust	3.520%	5/15/38	CAD	3,800	2,592
	Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	2,450	1,812
	Fairfax Financial Holdings Ltd.	4.250%	12/6/27	CAD	5,708	4,223
	Fairfax Financial Holdings Ltd.	4.230%	6/14/29	CAD	1,355	1,004
	Fairfax Financial Holdings Ltd.	4.730%	11/22/34	CAD	7,200	5,315
	Federation des Caisses Desjardins du Quebec	1.587%	9/10/26	CAD	2,000	1,426
	Federation des Caisses Desjardins du Quebec	5.475%	8/16/28	CAD	7,300	5,647
	Federation des Caisses Desjardins du Quebec	5.467%	11/17/28	CAD	10,000	7,738
	Federation des Caisses Desjardins du Quebec	1.992%	5/28/31	CAD	3,559	2,548
	Federation des Caisses Desjardins du Quebec	5.035%	8/23/32	CAD	8,300	6,209
	Federation des Caisses Desjardins du Quebec	5.279%	5/15/34	CAD	4,500	3,405
	Finning International Inc.	4.445%	5/16/28	CAD	6,900	5,141
	Finning International Inc.	5.077%	6/13/42	CAD	600	415
	First Capital REIT	3.604%	5/6/26	CAD	1,700	1,236
	First Capital REIT	3.456%	1/22/27	CAD	2,000	1,449
	First Capital REIT	3.753%	7/12/27	CAD	1,422	1,034
	First Capital REIT	5.455%	6/12/32	CAD	2,000	1,518
	Fortis Inc.	2.180%	5/15/28	CAD	1,407	992
	Fortis Inc.	4.431%	5/31/29	CAD	2,500	1,867
	Fortis Inc.	4.090%	3/26/32	CAD	4,730	3,436
	FortisAlberta Inc.	6.220%	10/31/34	CAD	18	15
	FortisAlberta Inc.	4.850%	9/11/43	CAD	300	222
	FortisAlberta Inc.	3.672%	9/9/47	CAD	2,052	1,284
	FortisAlberta Inc.	3.734%	9/18/48	CAD	900	566
	FortisAlberta Inc.	2.632%	6/8/51	CAD	652	329
	FortisAlberta Inc.	4.862%	5/26/53	CAD	1,700	1,266
	FortisAlberta Inc.	4.897%	5/27/54	CAD	1,500	1,125
	FortisBC Energy Inc.	6.500%	5/1/34	CAD	4,898	4,169
	FortisBC Energy Inc.	5.900%	2/26/35	CAD	1,600	1,319
	FortisBC Energy Inc.	6.050%	2/15/38	CAD	4,898	4,015
	FortisBC Energy Inc.	2.820%	8/9/49	CAD	700	373
	FortisBC Energy Inc.	2.540%	7/13/50	CAD	800	400
	FortisBC Energy Inc.	4.670%	11/28/52	CAD	400	290
	FortisBC Inc.	4.000%	10/28/44	CAD	1,029	671
	George Weston Ltd.	4.193%	9/5/29	CAD	2,000	1,479
	Gibson Energy Inc.	2.850%	7/14/27	CAD	1,311	939
	Gibson Energy Inc.	3.600%	9/17/29	CAD	12,047	8,629
	Gibson Energy Inc.	5.750%	7/12/33	CAD	1,400	1,091
	Gildan Activewear Inc.	4.362%	11/22/29	CAD	5,800	4,281
	Granite REIT Holdings LP	3.062%	6/4/27	CAD	1,051	755
	Granite REIT Holdings LP	6.074%	4/12/29	CAD	5,000	3,902
	Granite REIT Holdings LP	3.999%	10/4/29	CAD	5,000	3,623
	Granite REIT Holdings LP	2.378%	12/18/30	CAD	1,172	774
	Granite REIT Holdings LP	4.348%	10/4/31	CAD	6,990	5,045
	Greater Toronto Airports Authority	1.540%	5/3/28	CAD	5,109	3,550
	Greater Toronto Airports Authority	2.730%	4/3/29	CAD	4,791	3,422
	Greater Toronto Airports Authority	6.980%	10/15/32	CAD	2,100	1,823
	Greater Toronto Airports Authority	3.260%	6/1/37	CAD	4,424	2,878
	Greater Toronto Airports Authority	2.750%	10/17/39	CAD	2,046	1,223
	Greater Toronto Airports Authority	5.300%	2/25/41	CAD	5,019	3,946
[3]	Greater Toronto Airports Authority	5.300%	2/25/41	CAD	2,450	1,772
	Greater Toronto Airports Authority	3.150%	10/5/51	CAD	590	336
	Great-West Lifeco Inc.	1.750%	12/7/26	EUR	100	112
	Great-West Lifeco Inc.	2.379%	5/14/30	CAD	7,696	5,313
	Great-West Lifeco Inc.	6.670%	3/21/33	CAD	975	823
	Great-West Lifeco Inc.	5.998%	11/16/39	CAD	3,388	2,770

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Great-West Lifeco Inc.	2.981%	7/8/50	CAD	2,365	1,268
H&R REIT	2.906%	6/2/26	CAD	2,450	1,766
H&R REIT	2.633%	2/19/27	CAD	1,452	1,034
Halifax International Airport Authority	5.503%	7/19/41	CAD	52	40
Honda Canada Finance Inc.	1.711%	9/28/26	CAD	1,706	1,213
Honda Canada Finance Inc.	4.899%	2/21/29	CAD	10,000	7,595
Honda Canada Finance Inc.	4.900%	6/4/29	CAD	5,500	4,182
Hospital for Sick Children	5.217%	12/16/49	CAD	850	666
Hospital for Sick Children	3.416%	12/7/57	CAD	1,381	793
Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/45	CAD	2,073	1,587
Hydro One Inc.	3.930%	11/30/29	CAD	16,700	12,470
Hydro One Inc.	7.350%	6/3/30	CAD	981	831
Hydro One Inc.	1.690%	1/16/31	CAD	1,900	1,262
Hydro One Inc.	6.930%	6/1/32	CAD	557	476
Hydro One Inc.	4.160%	1/27/33	CAD	7,100	5,288
Hydro One Inc.	5.360%	5/20/36	CAD	2,491	1,997
Hydro One Inc.	4.890%	3/13/37	CAD	2,450	1,925
Hydro One Inc.	5.490%	7/16/40	CAD	1,727	1,369
Hydro One Inc.	4.390%	9/26/41	CAD	2,505	1,769
Hydro One Inc.	4.590%	10/9/43	CAD	2,695	1,944
Hydro One Inc.	4.170%	6/6/44	CAD	100	68
Hydro One Inc.	3.910%	2/23/46	CAD	1,567	1,028
Hydro One Inc.	5.000%	10/19/46	CAD	981	745
Hydro One Inc.	3.720%	11/18/47	CAD	1,907	1,208
Hydro One Inc.	3.630%	6/25/49	CAD	4,467	2,769
Hydro One Inc.	2.710%	2/28/50	CAD	1,877	980
Hydro One Inc.	3.640%	4/5/50	CAD	1,802	1,114
Hydro One Inc.	3.100%	9/15/51	CAD	2,530	1,408
Hydro One Inc.	4.000%	12/22/51	CAD	1,077	703
Hydro One Inc.	4.460%	1/27/53	CAD	3,200	2,257
Hydro One Inc.	4.850%	11/30/54	CAD	6,500	4,879
Hydro One Inc.	3.790%	7/31/62	CAD	981	598
Hydro One Ltd.	1.410%	10/15/27	CAD	5,541	3,893
Hydro Ottawa Capital Corp.	3.991%	5/14/43	CAD	1,029	680
Hyundai Capital Canada Inc.	2.008%	5/12/26	CAD	3,604	2,580
Hyundai Capital Canada Inc.	4.813%	2/1/27	CAD	1,500	1,113
Hyundai Capital Canada Inc.	3.196%	2/16/27	CAD	9,166	6,618
Hyundai Capital Canada Inc.	5.565%	3/8/28	CAD	2,000	1,522
iA Financial Corp. Inc.	3.072%	9/24/31	CAD	1,471	1,063
iA Financial Corp. Inc.	3.187%	2/25/32	CAD	1,700	1,228
iA Financial Corp. Inc.	5.685%	6/20/33	CAD	1,900	1,457
IGM Financial Inc.	3.440%	1/26/27	CAD	564	410
IGM Financial Inc.	6.000%	12/10/40	CAD	1,250	1,013
IGM Financial Inc.	4.560%	1/25/47	CAD	1,041	718
IGM Financial Inc.	4.115%	12/9/47	CAD	2,981	1,922
IGM Financial Inc.	4.174%	7/13/48	CAD	600	389
IGM Financial Inc.	4.206%	3/21/50	CAD	687	446
IGM Financial Inc.	5.426%	5/26/53	CAD	1,100	855
Independent Order of Foresters	2.885%	10/15/35	CAD	557	371
InPower BC General Partnership	4.471%	3/31/33	CAD	1,365	1,010
Intact Financial Corp.	2.179%	5/18/28	CAD	1,500	1,055
Intact Financial Corp.	4.653%	5/16/34	CAD	16,800	12,605
Intact Financial Corp.	6.400%	11/23/39	CAD	25	21
Intact Financial Corp.	5.160%	6/16/42	CAD	1,460	1,105
Intact Financial Corp.	2.954%	12/16/50	CAD	1,946	1,038
Intact Financial Corp.	3.765%	5/20/53	CAD	1,000	614
Integrated Team Solutions SJHC Partnership	5.946%	11/30/42	CAD	21	17
Inter Pipeline Ltd.	3.484%	12/16/26	CAD	1,825	1,322
Inter Pipeline Ltd.	4.232%	6/1/27	CAD	904	661
Inter Pipeline Ltd.	5.760%	2/17/28	CAD	4,990	3,790
Inter Pipeline Ltd.	5.710%	5/29/30	CAD	3,100	2,381
Inter Pipeline Ltd.	3.983%	11/25/31	CAD	6,082	4,224
Inter Pipeline Ltd.	5.849%	5/18/32	CAD	2,240	1,717
Inter Pipeline Ltd.	6.380%	2/17/33	CAD	2,000	1,572
Inter Pipeline Ltd.	6.590%	2/9/34	CAD	3,057	2,434
Inter Pipeline Ltd.	4.637%	5/30/44	CAD	2,943	1,833
Inter Pipeline Ltd.	5.091%	11/27/51	CAD	1,053	683
Ivanhoe Cambridge II Inc.	4.994%	6/2/28	CAD	1,200	913
Keyera Corp.	3.959%	5/29/30	CAD	1,378	996
Keyera Corp.	5.022%	3/28/32	CAD	1,812	1,363

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Keyera Corp.	5.663%	1/4/54	CAD	2,000	1,496
	Liberty Utilities Canada LP	3.315%	2/14/50	CAD	5,350	2,879
	Loblaw Cos. Ltd.	4.488%	12/11/28	CAD	1,631	1,225
	Loblaw Cos. Ltd.	3.564%	12/12/29	CAD	4,925	3,573
	Loblaw Cos. Ltd.	2.284%	5/7/30	CAD	3,167	2,173
	Loblaw Cos. Ltd.	5.008%	9/13/32	CAD	3,700	2,842
	Loblaw Cos. Ltd.	5.900%	1/18/36	CAD	1,228	983
	Loblaw Cos. Ltd.	5.336%	9/13/52	CAD	600	450
	Loblaw Cos. Ltd.	5.115%	3/4/54	CAD	4,900	3,559
	Lower Mattagami Energy LP	2.433%	5/14/31	CAD	3,241	2,207
	Lower Mattagami Energy LP	5.139%	5/18/41	CAD	2,557	1,958
	Lower Mattagami Energy LP	4.944%	9/21/43	CAD	277	208
	Lower Mattagami Energy LP	4.176%	2/23/46	CAD	400	272
	Lower Mattagami Energy LP	4.175%	4/23/52	CAD	800	539
	Magna International Inc.	4.800%	5/30/29	CAD	2,125	1,588
	Magna International Inc.	4.950%	1/31/31	CAD	1,400	1,050
	Magna International Inc.	4.375%	3/17/32	EUR	2,500	2,948
	Manulife Bank of Canada	1.536%	9/14/26	CAD	1,504	1,070
	Manulife Bank of Canada	2.864%	2/16/27	CAD	6,782	4,900
	Manulife Finance Delaware LP	5.059%	12/15/41	CAD	1,857	1,367
	Manulife Financial Corp.	5.409%	3/10/33	CAD	4,100	3,117
	Manulife Financial Corp.	5.054%	2/23/34	CAD	3,500	2,648
	Manulife Financial Corp.	4.064%	12/6/34	CAD	9,000	6,555
	Manulife Financial Corp.	2.818%	5/13/35	CAD	9,796	6,781
	McGill University	6.150%	9/22/42	CAD	16	14
	McGill University	3.975%	1/29/56	CAD	169	108
	McGill University Health Centre	5.360%	12/31/43	CAD	306	240
	Metro Inc.	3.390%	12/6/27	CAD	2,098	1,529
	Metro Inc.	3.998%	11/27/29	CAD	17,420	12,880
	Metro Inc.	5.970%	10/15/35	CAD	1,123	923
	Metro Inc.	5.030%	12/1/44	CAD	3,100	2,236
	Metro Inc.	4.270%	12/4/47	CAD	3,283	2,126
	Metro Inc.	3.413%	2/28/50	CAD	1,681	936
	Mountain View Partners GP	3.974%	3/31/51	CAD	30	19
	National Bank of Canada	1.534%	6/15/26	CAD	4,379	3,130
	National Bank of Canada	2.237%	11/4/26	CAD	5,233	3,750
	National Bank of Canada	4.968%	12/7/26	CAD	10,000	7,460
	National Bank of Canada	0.125%	1/27/27	EUR	12,800	14,014
	National Bank of Canada	5.146%	9/2/27	CAD	2,200	1,669
	National Bank of Canada	1.818%	12/16/27	CAD	2,504	1,766
	National Bank of Canada	5.219%	6/14/28	CAD	4,800	3,674
	National Bank of Canada	5.426%	8/16/32	CAD	2,000	1,510
	National Bank of Canada	5.949%	1/29/34	CAD	4,050	3,143
	National Bank of Canada	5.279%	2/15/34	CAD	6,000	4,550
	NAV Canada	2.063%	5/29/30	CAD	2,106	1,436
	NAV Canada	3.534%	2/23/46	CAD	491	308
	NAV Canada	3.293%	3/30/48	CAD	3,428	2,045
	North Battleford Power LP	4.958%	12/31/32	CAD	1,530	1,124
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.000%	12/1/26	CAD	3,705	2,639
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/27	CAD	3,730	2,682
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	5,426	4,038
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.150%	6/1/33	CAD	2,695	1,966
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.650%	6/1/35	CAD	5,307	3,635
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/37	CAD	4,421	3,276
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.350%	1/10/39	CAD	7,206	5,167
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	150	94
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	2,828	1,856
	North West Redwater Partnership / NWR Financing Co. Ltd.	5.080%	6/1/54	CAD	3,000	2,265
	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	670	456
[3]	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	1,182	805
	Northwestern Hydro Acquisition Co. II LP	3.877%	12/31/36	CAD	2,040	1,327
	Northwestern Hydro Acquisition Co. III LP	3.940%	12/31/38	CAD	2,147	1,361
	Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/42	CAD	2,858	1,911
	Nouvelle Autoroute 30 Financement Inc.	4.115%	6/30/42	CAD	1,431	949
	Nova Scotia Power Inc.	4.951%	11/15/32	CAD	1,200	910
	Nova Scotia Power Inc.	6.950%	8/25/33	CAD	800	680
	Nova Scotia Power Inc.	5.670%	11/14/35	CAD	2,300	1,798
	Nova Scotia Power Inc.	5.610%	6/15/40	CAD	1,212	926
	Nova Scotia Power Inc.	4.150%	3/6/42	CAD	1,000	656
	Nova Scotia Power Inc.	4.500%	7/20/43	CAD	1,211	826

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nova Scotia Power Inc.	3.612%	5/1/45	CAD	700	420
Nova Scotia Power Inc.	3.571%	4/5/49	CAD	1,614	945
Nova Scotia Power Inc.	3.307%	4/25/50	CAD	1,254	693
Nova Scotia Power Inc.	5.355%	3/24/53	CAD	800	611
Noverco Inc.	4.568%	1/28/35	CAD	2,000	1,479
OMERS Realty Corp.	5.381%	11/14/28	CAD	7,990	6,161
OMERS Realty Corp.	3.628%	6/5/30	CAD	2,204	1,595
Ontario Power Generation Inc.	3.315%	10/4/27	CAD	4,405	3,210
Ontario Power Generation Inc.	2.977%	9/13/29	CAD	3,918	2,798
Ontario Power Generation Inc.	3.215%	4/8/30	CAD	5,720	4,101
Ontario Power Generation Inc.	4.831%	6/28/34	CAD	3,000	2,308
Ontario Power Generation Inc.	3.838%	6/22/48	CAD	2,939	1,845
Ontario Power Generation Inc.	4.248%	1/18/49	CAD	2,100	1,403
Ontario Power Generation Inc.	3.651%	9/13/50	CAD	1,277	770
Ontario Power Generation Inc.	2.947%	2/21/51	CAD	1,743	919
Ontario Power Generation Inc.	4.990%	6/28/54	CAD	3,000	2,236
Ontario Power Generation Inc.	4.866%	3/13/55	CAD	3,000	2,195
OPB Finance Trust	2.980%	1/25/27	CAD	2,442	1,778
OPB Finance Trust	3.890%	7/4/42	CAD	1,000	669
Original Wempi Inc.	7.791%	10/4/27	CAD	4,000	3,117
Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/45	CAD	620	413
Pembina Pipeline Corp.	3.710%	8/11/26	CAD	2,380	1,734
Pembina Pipeline Corp.	3.620%	4/3/29	CAD	2,071	1,503
Pembina Pipeline Corp.	3.530%	12/10/31	CAD	5,700	3,973
Pembina Pipeline Corp.	5.020%	1/12/32	CAD	13,000	9,827
Pembina Pipeline Corp.	5.220%	6/28/33	CAD	5,000	3,801
Pembina Pipeline Corp.	5.210%	1/12/34	CAD	2,750	2,090
Pembina Pipeline Corp.	4.750%	4/30/43	CAD	3,475	2,331
Pembina Pipeline Corp.	4.740%	1/21/47	CAD	2,577	1,710
Pembina Pipeline Corp.	4.750%	3/26/48	CAD	7,256	4,809
Pembina Pipeline Corp.	4.540%	4/3/49	CAD	3,244	2,078
Pembina Pipeline Corp.	4.670%	5/28/50	CAD	1,872	1,220
Plenary Health Bridgepoint LP	7.246%	8/31/42	CAD	816	719
Plenary Health Care Partnerships Humber LP	4.895%	5/31/39	CAD	1,172	867
Plenary PCL Health HIEP LP	4.907%	6/30/60	CAD	2,932	2,107
Plenary Properties LTAP LP	6.288%	1/31/44	CAD	2,326	1,893
Power Corp. of Canada	4.810%	1/31/47	CAD	1,100	792
Power Corp. of Canada	4.455%	7/27/48	CAD	1,664	1,139
Power Financial Corp.	6.900%	3/11/33	CAD	615	520
Primaris REIT	5.934%	3/29/28	CAD	1,500	1,149
Primaris REIT	5.304%	3/15/32	CAD	2,800	2,101
Reliance LP	2.680%	12/1/27	CAD	2,187	1,554
Reliance LP	2.670%	8/1/28	CAD	1,704	1,195
RioCan REIT	1.974%	6/15/26	CAD	17,661	12,640
RioCan REIT	2.361%	3/10/27	CAD	2,583	1,837
RioCan REIT	5.611%	10/6/27	CAD	800	605
RioCan REIT	4.004%	3/1/28	CAD	3,500	2,557
RioCan REIT	2.829%	11/8/28	CAD	1,776	1,246
RioCan REIT	4.628%	5/1/29	CAD	1,200	887
RioCan REIT	5.962%	10/1/29	CAD	2,200	1,707
RioCan REIT	5.470%	3/1/30	CAD	3,000	2,291
RioCan REIT	5.455%	3/1/31	CAD	2,000	1,520
Rogers Communications Inc.	5.650%	9/21/26	CAD	14,200	10,636
Rogers Communications Inc.	3.650%	3/31/27	CAD	14,892	10,862
Rogers Communications Inc.	4.400%	11/2/28	CAD	64	48
Rogers Communications Inc.	3.750%	4/15/29	CAD	11,938	8,680
Rogers Communications Inc.	3.300%	12/10/29	CAD	2,700	1,919
Rogers Communications Inc.	4.250%	4/15/32	CAD	9,838	7,143
Rogers Communications Inc.	5.900%	9/21/33	CAD	8,370	6,665
Rogers Communications Inc.	6.680%	11/4/39	CAD	1,891	1,571
Rogers Communications Inc.	6.750%	11/9/39	CAD	6,217	5,197
Rogers Communications Inc.	6.110%	8/25/40	CAD	3,650	2,884
Rogers Communications Inc.	6.560%	3/22/41	CAD	1,698	1,403
Rogers Communications Inc.	5.250%	4/15/52	CAD	5,780	4,195
Royal Bank of Canada	1.589%	5/4/26	CAD	5,570	3,990
Royal Bank of Canada	1.782%	5/20/26	CAD	5,989	4,300
Royal Bank of Canada	5.341%	6/23/26	CAD	6,000	4,468
Royal Bank of Canada	1.000%	9/9/26	GBP	5,000	6,348
Royal Bank of Canada	5.235%	11/2/26	CAD	7,000	5,237
Royal Bank of Canada	0.010%	1/21/27	EUR	22,369	24,456

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Royal Bank of Canada	2.328%	1/28/27	CAD	20,898	14,973
Royal Bank of Canada	0.125%	4/26/27	EUR	32,500	35,426
Royal Bank of Canada	3.625%	6/14/27	GBP	3,000	3,911
Royal Bank of Canada	4.612%	7/26/27	CAD	8,100	6,058
Royal Bank of Canada	1.500%	9/15/27	EUR	10,300	11,484
Royal Bank of Canada	5.000%	1/24/28	GBP	7,000	9,412
Royal Bank of Canada	4.632%	5/1/28	CAD	14,300	10,768
Royal Bank of Canada	2.125%	4/26/29	EUR	15,400	17,028
Royal Bank of Canada	4.000%	10/17/30	CAD	21,990	16,225
Royal Bank of Canada	0.010%	1/27/31	EUR	9,000	8,773
Royal Bank of Canada	2.140%	11/3/31	CAD	6,985	4,977
Royal Bank of Canada	2.940%	5/3/32	CAD	11,140	7,999
Royal Bank of Canada	5.010%	2/1/33	CAD	4,900	3,676
Royal Bank of Canada	5.096%	4/3/34	CAD	9,000	6,801
Royal Bank of Canada	4.829%	8/8/34	CAD	2,670	1,999
Royal Bank of Canada	4.464%	10/17/35	CAD	19,140	14,159
Sagen MI Canada Inc.	2.955%	3/1/27	CAD	908	652
Sagen MI Canada Inc.	3.261%	3/5/31	CAD	1,800	1,203
Saputo Inc.	2.242%	6/16/27	CAD	1,000	711
Saputo Inc.	2.297%	6/22/28	CAD	1,600	1,123
Saputo Inc.	5.250%	11/29/29	CAD	800	615
Saputo Inc.	5.492%	11/20/30	CAD	3,820	2,982
Scotiabank Capital Trust	5.650%	12/31/56	CAD	1,933	1,469
SEC LP & Arci Ltd.	5.188%	8/29/33	CAD	1,599	1,140
Simon Fraser University	5.613%	6/10/43	CAD	160	128
SmartCentres REIT	3.444%	8/28/26	CAD	107	78
SmartCentres REIT	3.192%	6/11/27	CAD	2,000	1,438
SmartCentres REIT	3.834%	12/21/27	CAD	2,450	1,782
SmartCentres REIT	2.307%	12/18/28	CAD	1,274	873
SmartCentres REIT	3.526%	12/20/29	CAD	684	482
SmartCentres REIT	5.162%	8/1/30	CAD	1,200	902
SmartCentres REIT	3.648%	12/11/30	CAD	981	684
South Bow Canadian Infrastructure Holdings Ltd.	4.616%	2/1/32	CAD	2,500	1,836
South Bow Canadian Infrastructure Holdings Ltd.	4.933%	2/1/35	CAD	5,500	4,034
SSL Finance Inc.	4.099%	10/31/45	CAD	1,276	869
Stantec Inc.	5.393%	6/27/30	CAD	1,000	772
Stella-Jones Inc.	4.312%	10/1/31	CAD	3,715	2,706
Sun Life Capital Trust	7.093%	6/30/52	CAD	900	736
Sun Life Financial Inc.	2.460%	11/18/31	CAD	7,500	5,374
Sun Life Financial Inc.	2.580%	5/10/32	CAD	5,995	4,284
Sun Life Financial Inc.	2.800%	11/21/33	CAD	4,481	3,167
Sun Life Financial Inc.	4.780%	8/10/34	CAD	3,100	2,333
Sun Life Financial Inc.	5.500%	7/4/35	CAD	2,750	2,136
Sun Life Financial Inc.	2.060%	10/1/35	CAD	3,377	2,244
Sun Life Financial Inc.	5.120%	5/15/36	CAD	5,500	4,198
Sun Life Financial Inc.	5.400%	5/29/42	CAD	2,377	1,813
Suncor Energy Inc.	5.400%	11/17/26	CAD	5,000	3,739
Suncor Energy Inc.	4.340%	9/13/46	CAD	1,113	710
Suncor Energy Inc.	3.950%	3/4/51	CAD	3,878	2,287
TELUS Corp.	2.750%	7/8/26	CAD	2,550	1,840
TELUS Corp.	2.350%	1/27/28	CAD	2,939	2,080
TELUS Corp.	3.625%	3/1/28	CAD	9,701	7,085
TELUS Corp.	5.000%	9/13/29	CAD	1,500	1,144
TELUS Corp.	3.150%	2/19/30	CAD	3,100	2,196
TELUS Corp.	5.600%	9/9/30	CAD	5,020	3,931
TELUS Corp.	4.650%	8/13/31	CAD	2,000	1,495
TELUS Corp.	2.850%	11/13/31	CAD	3,100	2,098
TELUS Corp.	5.250%	11/15/32	CAD	12,600	9,690
TELUS Corp.	4.950%	3/28/33	CAD	2,000	1,509
TELUS Corp.	5.750%	9/8/33	CAD	4,200	3,326
TELUS Corp.	5.100%	2/15/34	CAD	1,000	761
TELUS Corp.	4.400%	4/1/43	CAD	1,165	766
TELUS Corp.	4.750%	1/17/45	CAD	1,727	1,181
TELUS Corp.	4.400%	1/29/46	CAD	1,250	812
TELUS Corp.	4.700%	3/6/48	CAD	2,668	1,802
TELUS Corp.	3.950%	2/16/50	CAD	1,290	778
TELUS Corp.	4.100%	4/5/51	CAD	2,272	1,394
TELUS Corp.	5.650%	9/13/52	CAD	6,700	5,154
TELUS Corp.	5.950%	9/8/53	CAD	2,000	1,601
Teranet Holdings LP	5.754%	12/17/40	CAD	1,663	1,207

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Teranet Holdings LP	6.100%	6/17/41	CAD	1,802	1,332
	TMX Group Ltd.	3.779%	6/5/28	CAD	1,400	1,029
	TMX Group Ltd.	4.678%	8/16/29	CAD	1,984	1,504
	TMX Group Ltd.	2.016%	2/12/31	CAD	800	534
	TMX Group Ltd.	4.836%	2/18/32	CAD	3,500	2,671
	TMX Group Ltd.	4.970%	2/16/34	CAD	4,100	3,138
	Toromont Industries Ltd.	3.842%	10/27/27	CAD	2,277	1,671
	Toronto Hydro Corp.	2.520%	8/25/26	CAD	2,695	1,947
	Toronto Hydro Corp.	2.430%	12/11/29	CAD	2,939	2,065
	Toronto Hydro Corp.	1.500%	10/15/30	CAD	4,400	2,909
	Toronto Hydro Corp.	5.540%	5/21/40	CAD	652	520
	Toronto Hydro Corp.	3.550%	7/28/45	CAD	684	427
	Toronto Hydro Corp.	3.485%	2/28/48	CAD	2,497	1,523
	Toronto Hydro Corp.	3.270%	10/18/51	CAD	1,103	636
	Toronto Hydro Corp.	4.950%	10/13/52	CAD	1,800	1,370
	Toronto-Dominion Bank	3.765%	9/8/26	EUR	17,599	20,379
	Toronto-Dominion Bank	2.260%	1/7/27	CAD	8,120	5,809
	Toronto-Dominion Bank	0.500%	1/18/27	EUR	14,300	15,669
	Toronto-Dominion Bank	2.875%	4/5/27	GBP	3,200	4,118
	Toronto-Dominion Bank	4.210%	6/1/27	CAD	10,396	7,700
	Toronto-Dominion Bank	0.100%	7/19/27	EUR	9,681	10,481
	Toronto-Dominion Bank	2.551%	8/3/27	EUR	4,000	4,532
	Toronto-Dominion Bank	2.776%	9/3/27	EUR	20,000	22,946
	Toronto-Dominion Bank	5.376%	10/21/27	CAD	6,850	5,217
	Toronto-Dominion Bank	4.477%	1/18/28	CAD	8,900	6,657
	Toronto-Dominion Bank	1.888%	3/8/28	CAD	1,100	772
	Toronto-Dominion Bank	5.491%	9/8/28	CAD	10,000	7,730
	Toronto-Dominion Bank	4.680%	1/8/29	CAD	27,500	20,824
	Toronto-Dominion Bank	3.631%	12/13/29	EUR	10,000	11,596
	Toronto-Dominion Bank	1.952%	4/8/30	EUR	22,400	23,947
	Toronto-Dominion Bank	4.002%	10/31/30	CAD	4,000	2,951
	Toronto-Dominion Bank	3.129%	8/3/32	EUR	2,000	2,212
	Toronto-Dominion Bank	3.247%	2/16/34	EUR	14,212	16,410
	Toronto-Dominion Bank	5.177%	4/9/34	CAD	8,420	6,372
	Toronto-Dominion Bank	4.231%	2/1/35	CAD	3,000	2,177
	Toronto-Dominion Bank	4.423%	10/31/35	CAD	7,500	5,507
	Tourmaline Oil Corp.	2.529%	2/12/29	CAD	1,700	1,182
	Toyota Credit Canada Inc.	5.290%	7/13/26	CAD	4,000	2,978
	Toyota Credit Canada Inc.	1.660%	7/20/26	CAD	592	423
	Toyota Credit Canada Inc.	4.420%	6/28/27	CAD	2,000	1,487
	Toyota Credit Canada Inc.	3.550%	10/4/27	CAD	17,500	12,769
	Toyota Credit Canada Inc.	4.330%	1/24/28	CAD	1,900	1,413
	TransCanada PipeLines Ltd.	4.350%	5/12/26	CAD	1,300	953
	TransCanada PipeLines Ltd.	3.800%	4/5/27	CAD	4,440	3,247
	TransCanada PipeLines Ltd.	3.390%	3/15/28	CAD	2,575	1,869
	TransCanada PipeLines Ltd.	6.280%	5/26/28	CAD	2,211	1,709
	TransCanada PipeLines Ltd.	3.000%	9/18/29	CAD	6,275	4,448
	TransCanada PipeLines Ltd.	5.277%	7/15/30	CAD	4,700	3,631
	TransCanada PipeLines Ltd.	5.330%	5/12/32	CAD	7,205	5,580
	TransCanada PipeLines Ltd.	8.050%	2/17/39	CAD	24	22
	TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	2,341	1,518
	TransCanada PipeLines Ltd.	4.330%	9/16/47	CAD	4,504	2,873
	TransCanada PipeLines Ltd.	4.180%	7/3/48	CAD	4,847	3,015
	TransCanada PipeLines Ltd.	4.340%	10/15/49	CAD	5,790	3,680
	TransCanada PipeLines Ltd.	5.920%	5/12/52	CAD	1,200	953
	Trillium Health Partners Volunteers	3.702%	12/20/58	CAD	635	387
	TriSummit Utilities Inc.	4.260%	12/5/28	CAD	1,335	988
	University of Ottawa	6.280%	4/15/43	CAD	800	682
	University of Ottawa	2.635%	2/13/60	CAD	1,811	853
	University of Toronto	5.841%	12/15/43	CAD	34	28
	University of Toronto	4.251%	12/7/51	CAD	1,225	842
	University of Western Ontario	4.798%	5/24/47	CAD	47	35
[3]	Vancouver Airport Authority	7.425%	12/7/26	CAD	7,346	5,678
	Vancouver Airport Authority	3.857%	11/10/45	CAD	626	411
	Vancouver Airport Authority	3.656%	11/23/48	CAD	1,000	629
	Vancouver Airport Authority	2.874%	10/18/49	CAD	1,026	560
	Vancouver Airport Authority	2.800%	9/21/50	CAD	1,678	896
	Veren Inc.	5.503%	6/21/34	CAD	3,000	2,246
	Videotron Ltd.	4.650%	7/15/29	CAD	10,500	7,879
	Videotron Ltd.	5.000%	7/15/34	CAD	3,333	2,494

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Westcoast Energy Inc.	4.791%	10/28/41	CAD	1,885	1,324
WSP Global Inc.	2.408%	4/19/28	CAD	2,079	1,466
WSP Global Inc.	5.548%	11/22/30	CAD	10,000	7,825
York University	6.480%	3/7/42	CAD	846	736
					2,142,758
China (0.0%)
Prosus NV	1.539%	8/3/28	EUR	500	534
Prosus NV	1.288%	7/13/29	EUR	884	911
Prosus NV	2.031%	8/3/32	EUR	4,515	4,386
Prosus NV	2.778%	1/19/34	EUR	3,768	3,742
					9,573
Czech Republic (0.0%)
CEZ A/S	3.000%	6/5/28	EUR	6,141	6,949
Czech Gas Networks Investments Sarl	1.000%	7/16/27	EUR	8,000	8,733
Czech Gas Networks Investments Sarl	0.450%	9/8/29	EUR	1,400	1,411
Czech Gas Networks Investments Sarl	0.875%	3/31/31	EUR	12,000	11,612
EP Infrastructure A/S	1.698%	7/30/26	EUR	836	925
EP Infrastructure A/S	2.045%	10/9/28	EUR	6,808	7,156
EP Infrastructure A/S	1.816%	3/2/31	EUR	2,046	2,020
EPH Financing International A/S	6.651%	11/13/28	EUR	6,500	7,913
EPH Financing International A/S	5.875%	11/30/29	EUR	5,000	5,973
					52,692
Denmark (0.5%)
AP Moller - Maersk A/S	0.750%	11/25/31	EUR	12,786	12,350
Carlsberg Breweries A/S	3.500%	11/26/26	EUR	18,000	20,723
Carlsberg Breweries A/S	0.375%	6/30/27	EUR	4,000	4,345
Carlsberg Breweries A/S	0.875%	7/1/29	EUR	11,500	12,107
Carlsberg Breweries A/S	0.625%	3/9/30	EUR	400	408
Danfoss Finance I BV	0.375%	10/28/28	EUR	2,200	2,285
Danfoss Finance II BV	4.125%	12/2/29	EUR	6,000	7,083
Danmarks Skibskredit A/S	0.250%	6/21/28	EUR	700	737
Danske Bank A/S	0.750%	11/22/27	EUR	7,369	8,053
Danske Bank A/S	2.250%	1/14/28	GBP	9,315	11,891
Danske Bank A/S	6.500%	8/23/28	GBP	2,500	3,457
Danske Bank A/S	0.750%	6/9/29	EUR	11,776	12,531
Danske Bank A/S	4.750%	6/21/30	EUR	10,000	12,101
Danske Bank A/S	4.125%	1/10/31	EUR	17,000	20,267
Danske Bank A/S	1.000%	5/15/31	EUR	10,000	11,123
Danske Bank A/S	3.875%	1/9/32	EUR	15,000	17,463
Danske Bank A/S	4.625%	5/14/34	EUR	10,000	11,761
DSV Finance BV	1.375%	3/16/30	EUR	5,000	5,296
DSV Finance BV	3.250%	11/6/30	EUR	7,000	8,004
DSV Finance BV	3.375%	11/6/34	EUR	6,000	6,655
DSV Finance BV	0.875%	9/17/36	EUR	4,276	3,696
ISS Global A/S	0.875%	6/18/26	EUR	100	111
ISS Global A/S	1.500%	8/31/27	EUR	9,771	10,782
Jyske Bank A/S	4.875%	11/10/29	EUR	5,000	6,005
Jyske Realkredit A/S	0.500%	10/1/26	EUR	10,810	11,992
Nordea Kredit Realkreditaktieselskab	1.000%	10/1/26	DKK	214,000	32,090
Nordea Kredit Realkreditaktieselskab	1.000%	4/1/29	DKK	200,000	29,004
Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	49	8
Novo Nordisk Finance Netherlands BV	1.375%	3/31/30	EUR	5,000	5,329
Nykredit Realkredit A/S	1.000%	7/1/26	DKK	337,560	50,682
Nykredit Realkredit A/S	1.000%	1/1/27	DKK	350,302	52,407
Nykredit Realkredit A/S	0.750%	1/20/27	EUR	10,000	10,951
Nykredit Realkredit A/S	1.000%	7/1/27	DKK	250,000	37,206
Nykredit Realkredit A/S	0.375%	1/17/28	EUR	17,604	18,624
Nykredit Realkredit A/S	1.000%	7/1/28	DKK	200,000	29,351
Nykredit Realkredit A/S	1.000%	1/1/29	DKK	125,000	18,202
Nykredit Realkredit A/S	1.000%	1/1/30	DKK	100,000	14,310
Nykredit Realkredit A/S	3.375%	1/10/30	EUR	8,000	9,107
Nykredit Realkredit A/S	3.625%	7/24/30	EUR	10,000	11,460
Nykredit Realkredit A/S	3.500%	7/10/31	EUR	10,000	11,304
Nykredit Realkredit A/S	4.000%	4/24/35	EUR	5,000	5,669
Nykredit Realkredit A/S	2.000%	10/1/47	DKK	15,690	2,123
Orsted A/S	2.250%	6/14/28	EUR	5,000	5,575
Orsted A/S	1.500%	11/26/29	EUR	21,318	22,622
Orsted A/S	3.250%	9/13/31	EUR	13,000	14,568
Orsted A/S	4.875%	1/12/32	GBP	8,901	11,414

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Orsted A/S	2.500%	5/16/33	GBP	2,200	2,337
Orsted A/S	2.875%	6/14/33	EUR	7,000	7,490
Orsted A/S	5.125%	9/13/34	GBP	3,000	3,797
Orsted A/S	5.750%	4/9/40	GBP	1,702	2,140
Pandora A/S	4.500%	4/10/28	EUR	11,535	13,582
Realkredit Danmark A/S	1.000%	1/1/29	DKK	250,000	36,402
TDC Net A/S	5.186%	8/2/29	EUR	1,500	1,761
TDC Net A/S	6.500%	6/1/31	EUR	1,500	1,855
					682,596
Finland (0.3%)
Fortum OYJ	4.000%	5/26/28	EUR	5,000	5,880
Fortum OYJ	2.125%	2/27/29	EUR	1,100	1,214
Fortum OYJ	4.500%	5/26/33	EUR	4,000	4,841
Kojamo OYJ	1.875%	5/27/27	EUR	2,000	2,227
Kojamo OYJ	0.875%	5/28/29	EUR	3,762	3,834
Metso OYJ	0.875%	5/26/28	EUR	1,500	1,596
Neste OYJ	4.250%	3/16/33	EUR	7,000	8,132
Nokia OYJ	3.125%	5/15/28	EUR	4,000	4,571
Nokia OYJ	4.375%	8/21/31	EUR	1,500	1,774
Nordea Bank Abp	1.125%	2/16/27	EUR	15,800	17,447
Nordea Bank Abp	0.500%	5/14/27	EUR	9,913	10,802
Nordea Bank Abp	4.125%	5/5/28	EUR	12,000	14,132
Nordea Bank Abp	0.500%	11/2/28	EUR	6,062	6,351
Nordea Bank Abp	2.500%	5/23/29	EUR	13,400	14,968
Nordea Bank Abp	3.375%	6/11/29	EUR	4,278	4,971
Nordea Bank Abp	2.875%	8/24/32	EUR	3,000	3,294
Nordea Bank Abp	1.625%	12/9/32	GBP	2,491	3,048
Nordea Bank Abp	3.625%	3/15/34	EUR	5,000	5,709
Nordea Kiinnitysluottopankki OYJ	0.625%	3/17/27	EUR	11,180	12,330
Nordea Kiinnitysluottopankki OYJ	1.000%	3/30/29	EUR	10,000	10,783
Nordea Kiinnitysluottopankki OYJ	3.000%	2/20/30	EUR	15,000	17,419
Nordea Kiinnitysluottopankki OYJ	3.000%	1/31/31	EUR	10,000	11,585
Nordea Kiinnitysluottopankki OYJ	3.000%	4/12/34	EUR	8,000	9,186
Oma Saastopankki OYJ	0.010%	11/25/27	EUR	4,800	5,125
OP Corporate Bank plc	0.600%	1/18/27	EUR	10,729	11,769
OP Corporate Bank plc	4.125%	4/18/27	EUR	5,000	5,838
OP Corporate Bank plc	0.100%	11/16/27	EUR	15,431	16,450
OP Corporate Bank plc	4.000%	6/13/28	EUR	10,000	11,808
OP Corporate Bank plc	0.375%	12/8/28	EUR	5,000	5,184
OP Mortgage Bank	0.010%	11/19/26	EUR	4,913	5,397
OP Mortgage Bank	0.750%	6/7/27	EUR	5,000	5,514
OP Mortgage Bank	0.625%	2/15/29	EUR	4,913	5,221
OP Mortgage Bank	2.750%	1/25/30	EUR	11,000	12,618
OP Mortgage Bank	0.010%	11/19/30	EUR	19,638	19,345
OP Mortgage Bank	3.000%	7/17/31	EUR	30,380	35,123
Sampo OYJ	3.375%	5/23/49	EUR	6,836	7,639
Sampo OYJ	2.500%	9/3/52	EUR	17,673	18,010
SATO OYJ	1.375%	2/24/28	EUR	1,700	1,837
SP-Kiinnitysluottopankki OYJ	3.250%	5/2/31	EUR	5,000	5,841
Stora Enso OYJ	2.500%	6/7/27	EUR	2,231	2,516
Stora Enso OYJ	2.500%	3/21/28	EUR	2,806	3,142
Stora Enso OYJ	4.250%	9/1/29	EUR	8,727	10,254
Teollisuuden Voima OYJ	1.375%	6/23/28	EUR	3,000	3,242
Teollisuuden Voima OYJ	4.750%	6/1/30	EUR	5,000	6,054
UPM-Kymmene OYJ	0.500%	3/22/31	EUR	9,000	8,809
					382,830
France (3.3%)
Aeroports de Paris SA	2.125%	10/2/26	EUR	9,300	10,499
Aeroports de Paris SA	1.000%	1/5/29	EUR	3,000	3,176
Aeroports de Paris SA	2.750%	4/2/30	EUR	9,300	10,414
Aeroports de Paris SA	1.500%	7/2/32	EUR	3,600	3,634
Aeroports de Paris SA	1.125%	6/18/34	EUR	1,500	1,395
Aeroports de Paris SA	2.125%	10/11/38	EUR	3,700	3,503
Air Liquide Finance SA	1.250%	6/13/28	EUR	500	545
Air Liquide Finance SA	1.375%	4/2/30	EUR	7,700	8,233
Airbus SE	2.000%	4/7/28	EUR	10,000	11,216
Airbus SE	2.125%	10/29/29	EUR	1,547	1,723
Airbus SE	1.625%	6/9/30	EUR	2,400	2,583
Airbus SE	1.375%	5/13/31	EUR	4,331	4,514

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Airbus SE	2.375%	4/7/32	EUR	2,686	2,933
Airbus SE	2.375%	6/9/40	EUR	6,487	6,124
Alstom SA	0.250%	10/14/26	EUR	7,100	7,802
Alstom SA	0.125%	7/27/27	EUR	4,000	4,298
Alstom SA	0.000%	1/11/29	EUR	3,400	3,438
Altarea SCA	1.750%	1/16/30	EUR	1,500	1,489
APRR SA	1.250%	1/6/27	EUR	5,400	6,027
APRR SA	1.250%	1/18/28	EUR	3,500	3,847
APRR SA	1.875%	1/3/29	EUR	5,000	5,517
APRR SA	3.125%	1/24/30	EUR	13,000	14,962
APRR SA	1.500%	1/25/30	EUR	200	214
APRR SA	1.875%	1/6/31	EUR	100	107
APRR SA	1.625%	1/13/32	EUR	4,700	4,881
APRR SA	1.500%	1/17/33	EUR	100	100
Arkea Home Loans SFH SA	0.750%	10/5/27	EUR	25	27
Arkea Home Loans SFH SA	0.125%	7/12/29	EUR	10,000	10,283
Arkea Home Loans SFH SA	0.010%	10/4/30	EUR	12,600	12,391
Arkea Home Loans SFH SA	1.500%	6/1/33	EUR	5,000	5,081
Arkema SA	0.125%	10/14/26	EUR	10,000	10,935
Arkema SA	1.500%	4/20/27	EUR	13,600	15,105
Arkema SA	4.250%	5/20/30	EUR	11,000	13,190
Arval Service Lease SA	4.000%	9/22/26	EUR	2,500	2,866
Autoroutes du Sud de la France SA	1.250%	1/18/27	EUR	15,100	16,794
Autoroutes du Sud de la France SA	1.375%	6/27/28	EUR	11,000	12,035
Autoroutes du Sud de la France SA	1.375%	1/22/30	EUR	5,000	5,326
Autoroutes du Sud de la France SA	1.375%	2/21/31	EUR	8,000	8,301
AXA Home Loan SFH SA	0.010%	10/16/29	EUR	5,000	5,062
AXA SA	3.750%	10/12/30	EUR	4,500	5,304
AXA SA	3.375%	5/31/34	EUR	13,500	15,443
AXA SA	1.375%	10/7/41	EUR	4,276	4,233
AXA SA	1.875%	7/10/42	EUR	8,300	8,231
AXA SA	4.250%	3/10/43	EUR	5,550	6,350
AXA SA	5.500%	7/11/43	EUR	7,630	9,388
AXA SA	3.375%	7/6/47	EUR	6,007	6,846
AXA SA	3.250%	5/28/49	EUR	17,896	20,102
Ayvens SA	4.250%	1/18/27	EUR	8,100	9,435
Ayvens SA	4.000%	7/5/27	EUR	4,600	5,370
Ayvens SA	3.875%	1/24/28	EUR	4,800	5,581
Ayvens SA	4.875%	10/6/28	EUR	4,600	5,521
Ayvens SA	3.875%	7/16/29	EUR	5,000	5,833
Ayvens SA	4.000%	1/24/31	EUR	2,400	2,806
Banque Federative du Credit Mutuel SA	0.750%	6/8/26	EUR	11,200	12,465
Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	2,800	3,132
Banque Federative du Credit Mutuel SA	2.625%	3/31/27	EUR	500	563
Banque Federative du Credit Mutuel SA	0.100%	10/8/27	EUR	4,300	4,584
Banque Federative du Credit Mutuel SA	1.625%	11/15/27	EUR	2,500	2,735
Banque Federative du Credit Mutuel SA	0.875%	12/7/27	GBP	6,100	7,400
Banque Federative du Credit Mutuel SA	2.500%	5/25/28	EUR	7,500	8,294
Banque Federative du Credit Mutuel SA	0.250%	6/29/28	EUR	6,200	6,502
Banque Federative du Credit Mutuel SA	0.250%	7/19/28	EUR	13,200	13,761
Banque Federative du Credit Mutuel SA	1.875%	10/26/28	GBP	3,200	3,882
Banque Federative du Credit Mutuel SA	0.625%	11/3/28	EUR	26,400	27,660
Banque Federative du Credit Mutuel SA	4.125%	3/13/29	EUR	10,000	11,842
Banque Federative du Credit Mutuel SA	1.750%	3/15/29	EUR	5,000	5,406
Banque Federative du Credit Mutuel SA	1.875%	6/18/29	EUR	5,000	5,310
Banque Federative du Credit Mutuel SA	5.000%	10/22/29	GBP	6,000	8,022
Banque Federative du Credit Mutuel SA	0.750%	1/17/30	EUR	1,200	1,215
Banque Federative du Credit Mutuel SA	1.250%	6/3/30	EUR	11,000	11,241
Banque Federative du Credit Mutuel SA	0.625%	2/21/31	EUR	15,200	14,673
Banque Federative du Credit Mutuel SA	4.750%	11/10/31	EUR	16,000	19,355
Banque Federative du Credit Mutuel SA	1.125%	11/19/31	EUR	8,900	8,512
Banque Federative du Credit Mutuel SA	3.625%	9/14/32	EUR	9,000	10,335
Banque Federative du Credit Mutuel SA	5.125%	1/13/33	EUR	6,000	7,270
Banque Federative du Credit Mutuel SA	3.750%	2/1/33	EUR	30,000	34,750
Banque Federative du Credit Mutuel SA	4.125%	6/14/33	EUR	18,000	21,373
Banque Federative du Credit Mutuel SA	4.375%	1/11/34	EUR	9,000	10,317
BNP Paribas Home Loan SFH SA	3.000%	5/25/28	EUR	10,000	11,583
BNP Paribas SA	0.375%	10/14/27	EUR	10,700	11,732
BNP Paribas SA	1.875%	12/14/27	GBP	3,000	3,711
BNP Paribas SA	0.500%	2/19/28	EUR	16,200	17,640

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
BNP Paribas SA	1.500%	5/25/28	EUR	5,000	5,505
BNP Paribas SA	0.500%	5/30/28	EUR	1,000	1,083
BNP Paribas SA	2.750%	7/25/28	EUR	20,000	22,646
BNP Paribas SA	0.500%	9/1/28	EUR	5,600	6,024
BNP Paribas SA	3.875%	2/23/29	EUR	16,000	18,719
BNP Paribas SA	2.875%	2/24/29	GBP	6,000	7,425
BNP Paribas SA	1.125%	4/17/29	EUR	5,000	5,378
BNP Paribas SA	1.375%	5/28/29	EUR	13,300	14,113
BNP Paribas SA	2.538%	7/13/29	CAD	2,491	1,747
BNP Paribas SA	6.000%	8/18/29	GBP	4,000	5,505
BNP Paribas SA	3.625%	9/1/29	EUR	6,000	6,952
BNP Paribas SA	0.500%	1/19/30	EUR	9,400	9,690
BNP Paribas SA	0.875%	7/11/30	EUR	10,400	10,699
BNP Paribas SA	3.875%	1/10/31	EUR	5,000	5,903
BNP Paribas SA	2.000%	5/24/31	GBP	3,000	3,860
BNP Paribas SA	1.625%	7/2/31	EUR	3,200	3,224
BNP Paribas SA	1.250%	7/13/31	GBP	19,100	20,074
BNP Paribas SA	4.042%	1/10/32	EUR	4,000	4,657
BNP Paribas SA	1.125%	1/15/32	EUR	12,000	13,095
BNP Paribas SA	2.500%	3/31/32	EUR	7,000	7,818
BNP Paribas SA	2.100%	4/7/32	EUR	6,000	6,170
BNP Paribas SA	4.125%	9/26/32	EUR	7,000	8,370
BNP Paribas SA	4.750%	11/13/32	EUR	18,000	21,679
BNP Paribas SA	0.625%	12/3/32	EUR	6,000	5,467
BNP Paribas SA	4.125%	5/24/33	EUR	5,000	5,999
BNP Paribas SA	0.875%	8/31/33	EUR	14,000	14,573
BNP Paribas SA	4.159%	8/28/34	EUR	6,000	6,907
BNP Paribas SA	2.000%	9/13/36	GBP	2,200	2,023
Bouygues SA	5.500%	10/6/26	GBP	3,050	4,118
Bouygues SA	1.375%	6/7/27	EUR	8,200	9,105
Bouygues SA	1.125%	7/24/28	EUR	200	217
Bouygues SA	2.250%	6/29/29	EUR	9,500	10,581
Bouygues SA	0.500%	2/11/30	EUR	2,500	2,548
Bouygues SA	4.625%	6/7/32	EUR	7,500	9,236
Bouygues SA	3.250%	6/30/37	EUR	6,200	6,778
Bouygues SA	5.375%	6/30/42	EUR	5,600	7,204
BPCE SA	0.713%	7/13/26	JPY	300,000	2,086
BPCE SA	1.375%	12/23/26	GBP	3,600	4,550
BPCE SA	0.010%	1/14/27	EUR	2,400	2,613
BPCE SA	0.500%	2/24/27	EUR	400	436
BPCE SA	1.163%	7/13/27	JPY	1,600,000	11,167
BPCE SA	0.500%	9/15/27	EUR	5,000	5,504
BPCE SA	0.500%	1/14/28	EUR	3,500	3,826
BPCE SA	4.500%	4/26/28	AUD	9,640	6,087
BPCE SA	0.914%	7/13/28	JPY	300,000	2,068
BPCE SA	6.000%	9/29/28	GBP	3,000	4,081
BPCE SA	1.625%	3/2/29	EUR	12,000	13,129
BPCE SA	5.250%	4/16/29	GBP	9,500	12,585
BPCE SA	4.625%	3/2/30	EUR	20,000	23,862
BPCE SA	0.250%	1/14/31	EUR	22,500	21,690
BPCE SA	0.750%	3/3/31	EUR	6,000	5,841
BPCE SA	1.100%	12/16/31	JPY	400,000	2,752
BPCE SA	1.000%	1/14/32	EUR	5,600	5,377
BPCE SA	2.250%	3/2/32	EUR	8,500	9,441
BPCE SA	4.000%	11/29/32	EUR	9,000	10,650
BPCE SA	4.500%	1/13/33	EUR	14,000	16,643
BPCE SA	4.125%	3/8/33	EUR	7,000	8,113
BPCE SA	4.000%	1/20/34	EUR	10,000	11,413
BPCE SA	1.750%	2/2/34	EUR	9,500	10,030
BPCE SA	4.750%	6/14/34	EUR	5,000	6,004
BPCE SA	4.250%	1/11/35	EUR	5,000	5,812
BPCE SA	5.125%	1/25/35	EUR	2,000	2,383
BPCE SA	4.250%	7/16/35	EUR	5,000	5,734
BPCE SA	3.875%	1/25/36	EUR	5,000	5,766
BPCE SFH SA	0.625%	9/22/27	EUR	2,500	2,730
BPCE SFH SA	0.010%	11/10/27	EUR	28,900	31,013
BPCE SFH SA	3.250%	4/12/28	EUR	20,000	23,272
BPCE SFH SA	0.875%	4/13/28	EUR	6,100	6,630
BPCE SFH SA	0.750%	2/23/29	EUR	27,000	28,748
BPCE SFH SA	1.000%	6/8/29	EUR	2,400	2,563

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
BPCE SFH SA	3.000%	10/17/29	EUR	5,000	5,778
BPCE SFH SA	2.750%	2/12/30	EUR	25,300	28,911
BPCE SFH SA	1.125%	4/12/30	EUR	16,200	17,118
BPCE SFH SA	0.125%	12/3/30	EUR	33,500	33,044
BPCE SFH SA	3.000%	1/15/31	EUR	20,000	23,033
BPCE SFH SA	0.010%	3/18/31	EUR	14,400	13,926
BPCE SFH SA	0.625%	5/29/31	EUR	5,200	5,199
Bureau Veritas SA	3.500%	5/22/36	EUR	5,000	5,606
Caisse de Refinancement de l'Habitat SA	0.010%	2/7/28	EUR	5,000	5,325
Caisse de Refinancement de l'Habitat SA	2.750%	4/12/28	EUR	6,500	7,457
Caisse de Refinancement de l'Habitat SA	2.750%	1/12/29	EUR	15,400	17,699
Caisse de Refinancement de l'Habitat SA	0.010%	10/8/29	EUR	10,300	10,474
Caisse de Refinancement de l'Habitat SA	3.375%	6/28/32	EUR	10,000	11,721
Caisse de Refinancement de l'Habitat SA	3.125%	2/23/33	EUR	20,000	22,956
Caisse Nationale de Reassurance Mutuelle Agricole Groupama	0.750%	7/7/28	EUR	3,500	3,698
Caisse Nationale de Reassurance Mutuelle Agricole Groupama	3.375%	9/24/28	EUR	3,100	3,503
Capgemini SE	1.750%	4/18/28	EUR	6,500	7,182
Capgemini SE	2.000%	4/15/29	EUR	3,000	3,298
Capgemini SE	1.125%	6/23/30	EUR	5,000	5,174
Capgemini SE	2.375%	4/15/32	EUR	5,800	6,190
Carmila SA	1.625%	4/1/29	EUR	1,200	1,270
Carmila SA	3.875%	1/25/32	EUR	2,000	2,257
Carrefour SA	1.750%	5/4/26	EUR	5,500	6,178
Carrefour SA	1.875%	10/30/26	EUR	6,000	6,732
Carrefour SA	2.625%	12/15/27	EUR	5,000	5,665
Carrefour SA	2.375%	10/30/29	EUR	4,800	5,325
Carrefour SA	4.375%	11/14/31	EUR	11,000	13,183
CCF SFH SACA	2.500%	6/28/28	EUR	8,800	9,997
Cie de Financement Foncier SA	0.750%	5/29/26	EUR	1,100	1,229
Cie de Financement Foncier SA	0.225%	9/14/26	EUR	2,800	3,094
Cie de Financement Foncier SA	5.500%	1/26/27	GBP	1,146	1,549
Cie de Financement Foncier SA	0.375%	4/9/27	EUR	34,000	37,260
Cie de Financement Foncier SA	0.010%	11/10/27	EUR	23,000	24,622
Cie de Financement Foncier SA	0.750%	1/11/28	EUR	5,400	5,874
Cie de Financement Foncier SA	0.500%	3/16/28	EUR	11,400	12,274
Cie de Financement Foncier SA	0.875%	9/11/28	EUR	9,200	9,922
Cie de Financement Foncier SA	0.010%	4/16/29	EUR	10,000	10,293
Cie de Financement Foncier SA	3.000%	4/24/32	EUR	8,300	9,457
Cie de Financement Foncier SA	0.010%	10/29/35	EUR	21,000	17,154
Cie de Financement Foncier SA	0.600%	10/25/41	EUR	19,600	14,662
Cie de Financement Foncier SA	3.875%	4/25/55	EUR	6,951	8,386
Cie de Saint-Gobain SA	1.375%	6/14/27	EUR	5,000	5,554
Cie de Saint-Gobain SA	2.375%	10/4/27	EUR	4,800	5,431
Cie de Saint-Gobain SA	2.125%	6/10/28	EUR	2,500	2,788
Cie de Saint-Gobain SA	1.875%	9/21/28	EUR	9,700	10,677
Cie de Saint-Gobain SA	3.875%	11/29/30	EUR	14,000	16,475
Cie de Saint-Gobain SA	1.875%	3/15/31	EUR	2,700	2,859
Cie de Saint-Gobain SA	2.625%	8/10/32	EUR	2,100	2,270
Cie de Saint-Gobain SA	3.625%	8/9/36	EUR	12,000	13,460
Cie Generale des Etablissements Michelin SCA	0.000%	11/2/28	EUR	7,700	7,962
Cie Generale des Etablissements Michelin SCA	1.750%	9/3/30	EUR	5,000	5,346
Cie Generale des Etablissements Michelin SCA	0.250%	11/2/32	EUR	4,000	3,652
Cie Generale des Etablissements Michelin SCA	3.375%	5/16/36	EUR	2,000	2,218
Cie Generale des Etablissements Michelin SCA	2.500%	9/3/38	EUR	2,500	2,458
CNP Assurances SACA	1.250%	1/27/29	EUR	2,000	2,117
CNP Assurances SACA	4.500%	6/10/47	EUR	3,800	4,390
CNP Assurances SACA	2.000%	7/27/50	EUR	6,000	6,197
CNP Assurances SACA	2.500%	6/30/51	EUR	3,400	3,561
CNP Assurances SACA	5.250%	7/18/53	EUR	5,000	6,012
Coentreprise de Transport d'Electricite SA	1.500%	7/29/28	EUR	3,900	4,256
Coentreprise de Transport d'Electricite SA	2.125%	7/29/32	EUR	8,000	8,360
Covivio Hotels SACA	1.000%	7/27/29	EUR	5,400	5,598
Covivio SA	1.875%	5/20/26	EUR	100	113
Covivio SA	1.500%	6/21/27	EUR	2,000	2,221
Covivio SA	2.375%	2/20/28	EUR	100	114
Covivio SA	1.625%	6/23/30	EUR	6,800	7,163
Covivio SA	1.125%	9/17/31	EUR	2,000	1,975
Covivio SA	4.625%	6/5/32	EUR	2,400	2,874
Credit Agricole Assurances SA	2.000%	7/17/30	EUR	3,200	3,335
Credit Agricole Assurances SA	1.500%	10/6/31	EUR	4,000	3,916

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Credit Agricole Assurances SA	4.500%	12/17/34	EUR	3,600	4,139
Credit Agricole Assurances SA	2.625%	1/29/48	EUR	4,000	4,401
Credit Agricole Assurances SA	4.750%	9/27/48	EUR	2,400	2,810
Credit Agricole Home Loan SFH SA	0.750%	5/5/27	EUR	17,600	19,404
Credit Agricole Home Loan SFH SA	0.875%	8/31/27	EUR	5,500	6,046
Credit Agricole Home Loan SFH SA	0.875%	8/11/28	EUR	53,900	58,254
Credit Agricole Home Loan SFH SA	0.050%	12/6/29	EUR	15,000	15,206
Credit Agricole Home Loan SFH SA	1.625%	5/31/30	EUR	9,000	9,754
Credit Agricole Home Loan SFH SA	3.000%	12/1/30	EUR	12,500	14,452
Credit Agricole Home Loan SFH SA	1.250%	3/24/31	EUR	18,900	19,767
Credit Agricole Home Loan SFH SA	0.010%	11/3/31	EUR	10,100	9,590
Credit Agricole Home Loan SFH SA	1.375%	2/3/32	EUR	10,300	10,679
Credit Agricole Home Loan SFH SA	0.875%	5/6/34	EUR	9,900	9,320
Credit Agricole Home Loan SFH SA	1.500%	9/28/38	EUR	2,500	2,279
Credit Agricole Public Sector SCF SA	0.875%	8/2/27	EUR	20,257	22,299
Credit Agricole Public Sector SCF SA	0.010%	9/13/28	EUR	5,000	5,240
Credit Agricole SA	1.875%	12/20/26	EUR	5,000	5,602
Credit Agricole SA	1.375%	5/3/27	EUR	20,500	22,708
Credit Agricole SA	0.514%	7/6/27	JPY	1,100,000	7,617
Credit Agricole SA	5.750%	11/29/27	GBP	3,000	4,044
Credit Agricole SA	0.375%	4/20/28	EUR	6,200	6,563
Credit Agricole SA	0.983%	1/26/29	JPY	900,000	6,249
Credit Agricole SA	1.750%	3/5/29	EUR	11,000	11,905
Credit Agricole SA	2.000%	3/25/29	EUR	6,600	7,159
Credit Agricole SA	1.000%	7/3/29	EUR	7,700	8,113
Credit Agricole SA	2.500%	8/29/29	EUR	12,000	13,454
Credit Agricole SA	0.500%	9/21/29	EUR	11,400	11,920
Credit Agricole SA	4.875%	10/23/29	GBP	2,000	2,670
Credit Agricole SA	3.875%	4/20/31	EUR	4,000	4,721
Credit Agricole SA	0.875%	1/14/32	EUR	3,600	3,452
Credit Agricole SA	4.000%	1/18/33	EUR	3,000	3,543
Credit Agricole SA	4.375%	11/27/33	EUR	5,000	5,943
Credit Agricole SA	2.500%	4/22/34	EUR	12,000	12,345
Credit Agricole SA	3.875%	11/28/34	EUR	14,000	16,372
Credit Agricole SA	4.125%	2/26/36	EUR	5,000	5,799
Credit Agricole SA	4.375%	4/15/36	EUR	5,000	5,780
Credit Mutuel Arkea SA	0.875%	5/7/27	EUR	6,000	6,581
Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	9,700	11,117
Credit Mutuel Arkea SA	1.125%	5/23/29	EUR	1,200	1,269
Credit Mutuel Arkea SA	0.750%	1/18/30	EUR	10,000	10,228
Credit Mutuel Arkea SA	3.375%	3/11/31	EUR	8,000	8,911
Credit Mutuel Arkea SA	0.875%	10/25/31	EUR	4,300	4,158
Credit Mutuel Arkea SA	0.875%	3/11/33	EUR	5,000	4,616
Credit Mutuel Arkea SA	4.125%	2/1/34	EUR	15,000	17,792
Credit Mutuel Home Loan SFH SA	0.625%	3/4/27	EUR	26,500	29,243
Credit Mutuel Home Loan SFH SA	3.125%	6/22/27	EUR	24,000	27,698
Credit Mutuel Home Loan SFH SA	0.750%	9/15/27	EUR	6,200	6,790
Credit Mutuel Home Loan SFH SA	1.000%	4/30/28	EUR	22,500	24,518
Credit Mutuel Home Loan SFH SA	0.010%	7/20/28	EUR	10,800	11,357
Credit Mutuel Home Loan SFH SA	1.000%	1/30/29	EUR	2,900	3,120
Credit Mutuel Home Loan SFH SA	3.000%	2/3/31	EUR	20,500	23,601
Crelan Home Loan SCF	1.375%	4/18/33	EUR	7,700	7,729
Danone SA	0.571%	3/17/27	EUR	9,000	9,884
Danone SA	0.395%	6/10/29	EUR	700	726
Danone SA	3.706%	11/13/29	EUR	500	588
Danone SA	3.481%	5/3/30	EUR	4,600	5,363
Danone SA	0.520%	11/9/30	EUR	4,000	3,990
Danone SA	3.470%	5/22/31	EUR	5,400	6,278
Dassault Systemes SE	0.125%	9/16/26	EUR	2,500	2,733
Dassault Systemes SE	0.375%	9/16/29	EUR	5,000	5,101
Edenred SE	1.375%	6/18/29	EUR	3,000	3,221
Edenred SE	3.625%	6/13/31	EUR	1,000	1,141
Edenred SE	3.625%	8/5/32	EUR	2,500	2,820
Electricite de France SA	1.000%	10/13/26	EUR	8,000	8,882
Electricite de France SA	4.125%	3/25/27	EUR	1,600	1,866
Electricite de France SA	4.375%	10/12/29	EUR	13,500	16,187
Electricite de France SA	4.625%	4/26/30	EUR	10,000	12,166
Electricite de France SA	2.000%	10/2/30	EUR	1,000	1,072
Electricite de France SA	5.875%	7/18/31	GBP	1,512	2,090
Electricite de France SA	4.250%	1/25/32	EUR	2,500	2,984

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Electricite de France SA	1.000%	11/29/33	EUR	9,900	9,097
Electricite de France SA	5.379%	5/17/34	CAD	2,800	2,130
Electricite de France SA	6.125%	6/2/34	GBP	13,050	17,827
Electricite de France SA	4.750%	10/12/34	EUR	6,800	8,338
Electricite de France SA	5.500%	1/25/35	GBP	700	900
Electricite de France SA	1.875%	10/13/36	EUR	12,800	11,880
Electricite de France SA	5.500%	3/27/37	GBP	6,800	8,538
Electricite de France SA	4.500%	11/12/40	EUR	2,000	2,327
Electricite de France SA	5.500%	10/17/41	GBP	9,600	11,388
Electricite de France SA	4.625%	1/25/43	EUR	9,000	10,199
Electricite de France SA	2.000%	12/9/49	EUR	7,700	5,399
Electricite de France SA	5.125%	9/22/50	GBP	3,150	3,374
Electricite de France SA	5.777%	5/17/54	CAD	2,500	1,861
Electricite de France SA	6.000%	1/23/14	GBP	5,900	6,881
Engie SA	2.375%	5/19/26	EUR	100	113
Engie SA	0.000%	3/4/27	EUR	3,000	3,253
Engie SA	0.375%	6/11/27	EUR	8,200	8,899
Engie SA	1.500%	3/27/28	EUR	5,000	5,498
Engie SA	1.750%	3/27/28	EUR	8,500	9,372
Engie SA	1.375%	6/22/28	EUR	12,000	13,126
Engie SA	7.000%	10/30/28	GBP	2,950	4,230
Engie SA	3.500%	9/27/29	EUR	14,600	16,950
Engie SA	0.375%	10/26/29	EUR	1,000	1,014
Engie SA	3.625%	1/11/30	EUR	3,500	4,080
Engie SA	2.125%	3/30/32	EUR	6,400	6,727
Engie SA	1.875%	9/19/33	EUR	2,700	2,768
Engie SA	4.250%	9/6/34	EUR	6,000	7,122
Engie SA	4.000%	1/11/35	EUR	6,300	7,331
Engie SA	1.500%	3/13/35	EUR	7,900	7,386
Engie SA	1.000%	10/26/36	EUR	3,500	2,971
Engie SA	2.000%	9/28/37	EUR	4,100	3,797
Engie SA	1.375%	6/21/39	EUR	5,200	4,193
Engie SA	1.250%	10/24/41	EUR	4,400	3,231
Engie SA	4.500%	9/6/42	EUR	14,100	16,460
Engie SA	4.250%	1/11/43	EUR	2,000	2,257
Engie SA	5.625%	4/3/53	GBP	4,000	4,765
Engie SA	5.000%	10/1/60	GBP	4,500	4,842
Engie SA	5.950%	3/16/11	EUR	1,547	2,212
Engie SA	1.500%	Perpetual	EUR	5,500	5,776
Engie SA	1.875%	Perpetual	EUR	7,000	6,903
EssilorLuxottica SA	0.500%	6/5/28	EUR	9,800	10,461
Gecina SA	1.375%	1/26/28	EUR	800	876
Gecina SA	1.000%	1/30/29	EUR	1,200	1,270
Gecina SA	1.625%	3/14/30	EUR	4,000	4,261
Gecina SA	2.000%	6/30/32	EUR	5,600	5,841
Gecina SA	0.875%	1/25/33	EUR	3,600	3,387
Gecina SA	0.875%	6/30/36	EUR	4,200	3,541
GELF Bond Issuer I SA	1.125%	7/18/29	EUR	2,096	2,197
GELF Bond Issuer I SA	3.625%	11/27/31	EUR	2,800	3,154
Groupe des Assurances du Credit Mutuel SADIR	3.750%	4/30/29	EUR	2,300	2,652
Groupe des Assurances du Credit Mutuel SADIR	1.850%	4/21/42	EUR	3,400	3,323
Groupe VYV	1.625%	7/2/29	EUR	2,000	2,108
Holding d'Infrastructures de Transport SASU	1.625%	11/27/27	EUR	7,500	8,297
Holding d'Infrastructures de Transport SASU	1.625%	9/18/29	EUR	3,000	3,193
Holding d'Infrastructures de Transport SASU	1.475%	1/18/31	EUR	8,100	8,298
HSBC Continental Europe SA	0.100%	9/3/27	EUR	5,000	5,359
ICADE	1.625%	2/28/28	EUR	300	328
ICADE	1.000%	1/19/30	EUR	1,800	1,821
ICADE	0.625%	1/18/31	EUR	5,100	4,875
Imerys SA	1.500%	1/15/27	EUR	5,500	6,109
Imerys SA	1.000%	7/15/31	EUR	500	484
Indigo Group SAS	1.625%	4/19/28	EUR	100	109
In'li SA	1.125%	7/2/29	EUR	900	948
ITM Entreprises SASU	5.750%	7/22/29	EUR	2,500	3,003
JCDecaux SE	2.625%	4/24/28	EUR	2,500	2,823
JCDecaux SE	5.000%	1/11/29	EUR	1,500	1,799
JCDecaux SE	1.625%	2/7/30	EUR	3,100	3,257
Kering SA	1.250%	5/10/26	EUR	4,700	5,252
Kering SA	3.250%	2/27/29	EUR	11,000	12,660
Kering SA	3.625%	9/5/31	EUR	23,000	26,309

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Kering SA	5.000%	11/23/32	GBP	7,500	9,644
Kering SA	3.375%	2/27/33	EUR	9,000	9,899
Kering SA	3.625%	3/11/36	EUR	2,500	2,720
Klepierre SA	1.375%	2/16/27	EUR	5,500	6,117
Klepierre SA	2.000%	5/12/29	EUR	2,500	2,751
Klepierre SA	0.625%	7/1/30	EUR	8,200	8,222
Klepierre SA	0.875%	2/17/31	EUR	2,100	2,094
Klepierre SA	1.250%	9/29/31	EUR	2,900	2,931
Klepierre SA	1.625%	12/13/32	EUR	3,500	3,554
Klepierre SA	3.875%	9/23/33	EUR	2,900	3,353
La Banque Postale Home Loan SFH SA	0.875%	2/7/28	EUR	4,500	4,905
La Banque Postale Home Loan SFH SA	3.125%	2/19/29	EUR	19,600	22,717
La Banque Postale Home Loan SFH SA	0.010%	10/22/29	EUR	27,000	27,333
La Banque Postale Home Loan SFH SA	2.750%	10/30/30	EUR	19,200	21,859
La Banque Postale SA	3.000%	6/9/28	EUR	4,000	4,496
La Banque Postale SA	2.000%	7/13/28	EUR	4,800	5,275
La Banque Postale SA	1.375%	4/24/29	EUR	1,800	1,912
La Banque Postale SA	3.500%	6/13/30	EUR	8,500	9,822
La Banque Postale SA	0.750%	6/23/31	EUR	10,000	9,691
La Banque Postale SA	0.750%	8/2/32	EUR	3,500	3,743
La Banque Postale SA	5.500%	3/5/34	EUR	2,500	3,010
La Poste SA	0.625%	10/21/26	EUR	4,800	5,307
La Poste SA	0.375%	9/17/27	EUR	9,700	10,501
La Poste SA	1.450%	11/30/28	EUR	1,100	1,196
La Poste SA	0.000%	7/18/29	EUR	5,800	5,861
La Poste SA	1.375%	4/21/32	EUR	22,800	22,991
Legrand SA	3.500%	5/29/29	EUR	5,000	5,829
Legrand SA	0.750%	5/20/30	EUR	8,500	8,685
Legrand SA	0.375%	10/6/31	EUR	800	768
LVMH Moet Hennessy Louis Vuitton SE	1.125%	2/11/27	GBP	7,600	9,600
LVMH Moet Hennessy Louis Vuitton SE	0.125%	2/11/28	EUR	5,000	5,309
LVMH Moet Hennessy Louis Vuitton SE	3.250%	9/7/29	EUR	6,000	6,937
LVMH Moet Hennessy Louis Vuitton SE	0.375%	2/11/31	EUR	7,400	7,289
LVMH Moet Hennessy Louis Vuitton SE	3.500%	9/7/33	EUR	29,000	33,502
LVMH Moet Hennessy Louis Vuitton SE	3.500%	10/5/34	EUR	15,000	17,302
Mercialys SA	2.500%	2/28/29	EUR	1,600	1,753
MMS USA Holdings Inc.	1.250%	6/13/28	EUR	12,100	13,150
MMS USA Holdings Inc.	1.750%	6/13/31	EUR	3,300	3,452
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal	2.125%	6/21/52	EUR	1,500	1,450
Nerval SAS	2.875%	4/14/32	EUR	3,100	3,304
Orange SA	0.000%	6/29/26	EUR	5,000	5,514
Orange SA	0.000%	9/4/26	EUR	3,000	3,298
Orange SA	0.875%	2/3/27	EUR	600	663
Orange SA	1.250%	7/7/27	EUR	4,000	4,428
Orange SA	1.375%	3/20/28	EUR	17,800	19,604
Orange SA	8.125%	11/20/28	GBP	3,184	4,735
Orange SA	2.000%	1/15/29	EUR	200	222
Orange SA	1.375%	1/16/30	EUR	16,300	17,496
Orange SA	1.875%	9/12/30	EUR	19,400	20,951
Orange SA	3.625%	11/16/31	EUR	15,000	17,664
Orange SA	3.250%	1/15/32	GBP	12,000	14,437
Orange SA	1.625%	4/7/32	EUR	7,300	7,559
Orange SA	2.375%	5/18/32	EUR	5,000	5,441
Orange SA	0.500%	9/4/32	EUR	5,500	5,181
Orange SA	8.125%	1/28/33	EUR	238	362
Orange SA	0.625%	12/16/33	EUR	9,500	8,669
Orange SA	5.625%	1/23/34	GBP	1,900	2,598
Orange SA	0.750%	6/29/34	EUR	2,000	1,809
Orange SA	1.200%	7/11/34	EUR	3,000	2,807
Orange SA	1.375%	Perpetual	EUR	1,600	1,657
Orange SA	1.750%	Perpetual	EUR	3,200	3,419
Orange SA	5.000%	Perpetual	EUR	6,529	7,552
Orange SA	5.375%	Perpetual	EUR	4,000	4,783
Pernod Ricard SA	3.250%	11/2/28	EUR	3,000	3,447
Pernod Ricard SA	1.375%	4/7/29	EUR	6,400	6,839
Pernod Ricard SA	0.125%	10/4/29	EUR	5,000	5,019
Pernod Ricard SA	1.750%	4/8/30	EUR	2,600	2,781
Pernod Ricard SA	0.875%	10/24/31	EUR	5,000	4,881
Pernod Ricard SA	3.750%	9/15/33	EUR	6,000	6,844
Pernod Ricard SA	3.625%	5/7/34	EUR	8,000	8,999

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Praemia Healthcare SACA	0.875%	11/4/29	EUR	8,400	8,614
PSA Tresorerie GIE	6.000%	9/19/33	EUR	3,926	4,867
RCI Banque SA	1.625%	5/26/26	EUR	3,634	4,072
RCI Banque SA	1.125%	1/15/27	EUR	3,900	4,308
RCI Banque SA	4.500%	4/6/27	EUR	5,000	5,825
RCI Banque SA	4.750%	7/6/27	EUR	6,000	7,039
RCI Banque SA	4.875%	6/14/28	EUR	7,000	8,339
RCI Banque SA	4.875%	10/2/29	EUR	29,000	34,949
RCI Banque SA	4.125%	4/4/31	EUR	5,000	5,787
RTE Reseau de Transport d'Electricite SADIR	0.000%	9/9/27	EUR	15,900	16,953
RTE Reseau de Transport d'Electricite SADIR	2.750%	6/20/29	EUR	1,000	1,128
RTE Reseau de Transport d'Electricite SADIR	1.500%	9/27/30	EUR	2,500	2,640
RTE Reseau de Transport d'Electricite SADIR	0.750%	1/12/34	EUR	5,000	4,553
RTE Reseau de Transport d'Electricite SADIR	3.750%	7/4/35	EUR	13,200	15,263
RTE Reseau de Transport d'Electricite SADIR	2.000%	4/18/36	EUR	2,900	2,862
RTE Reseau de Transport d'Electricite SADIR	1.875%	10/23/37	EUR	5,000	4,674
RTE Reseau de Transport d'Electricite SADIR	1.125%	7/8/40	EUR	8,800	6,939
SANEF SA	0.950%	10/19/28	EUR	1,000	1,056
SCOR SE	3.000%	6/8/46	EUR	9,000	10,148
SCOR SE	3.625%	5/27/48	EUR	3,600	4,075
SCOR SE	1.375%	9/17/51	EUR	3,300	3,206
Societe Fonciere Lyonnaise SA	1.500%	6/5/27	EUR	3,000	3,340
Societe Fonciere Lyonnaise SA	0.500%	4/21/28	EUR	1,900	2,015
Societe Generale SA	0.750%	1/25/27	EUR	11,500	12,594
Societe Generale SA	0.847%	5/26/27	JPY	1,000,000	6,827
Societe Generale SA	4.125%	6/2/27	EUR	5,000	5,844
Societe Generale SA	0.250%	7/8/27	EUR	4,500	4,848
Societe Generale SA	1.250%	12/7/27	GBP	5,300	6,465
Societe Generale SA	2.125%	9/27/28	EUR	7,400	8,154
Societe Generale SA	4.125%	11/21/28	EUR	10,000	11,870
Societe Generale SA	1.750%	3/22/29	EUR	5,500	5,913
Societe Generale SA	0.500%	6/12/29	EUR	16,900	17,685
Societe Generale SA	1.250%	6/12/30	EUR	4,000	4,081
Societe Generale SA	4.250%	12/6/30	EUR	17,000	19,892
Societe Generale SA	1.125%	6/30/31	EUR	2,500	2,767
Societe Generale SA	4.875%	11/21/31	EUR	10,000	12,009
Societe Generale SA	5.750%	1/22/32	GBP	8,000	10,694
Societe Generale SA	5.250%	9/6/32	EUR	10,000	11,787
Societe Generale SA	4.250%	11/16/32	EUR	4,000	4,816
Societe Generale SA	6.250%	6/22/33	GBP	2,500	3,495
Societe Generale SFH SA	0.750%	1/19/28	EUR	5,000	5,440
Societe Generale SFH SA	1.375%	5/5/28	EUR	12,500	13,773
Societe Generale SFH SA	0.125%	2/2/29	EUR	25,100	26,104
Societe Generale SFH SA	0.010%	2/11/30	EUR	1,800	1,807
Societe Generale SFH SA	0.010%	2/5/31	EUR	40,500	39,382
Sodexo SA	2.500%	6/24/26	EUR	217	246
Sodexo SA	0.750%	4/14/27	EUR	4,086	4,503
Sodexo SA	1.750%	6/26/28	GBP	3,910	4,765
Sodexo SA	1.000%	4/27/29	EUR	3,300	3,483
Sogecap SA	6.500%	5/16/44	EUR	3,700	4,678
Suez SACA	2.375%	5/24/30	EUR	2,000	2,202
Suez SACA	5.000%	11/3/32	EUR	1,400	1,730
Suez SACA	2.875%	5/24/34	EUR	9,100	9,607
Suez SACA	6.625%	10/5/43	GBP	6,500	8,832
TDF Infrastructure SASU	1.750%	12/1/29	EUR	7,200	7,506
Teleperformance SE	5.250%	11/22/28	EUR	3,000	3,604
Terega SA	0.875%	9/17/30	EUR	2,500	2,482
Terega SASU	0.625%	2/27/28	EUR	1,000	1,060
Thales SA	4.250%	10/18/31	EUR	5,000	6,032
Tikehau Capital SCA	6.625%	3/14/30	EUR	3,000	3,788
TotalEnergies Capital Canada Ltd.	2.125%	9/18/29	EUR	7,700	8,510
TotalEnergies Capital International SA	1.491%	4/8/27	EUR	7,000	7,799
TotalEnergies Capital International SA	0.696%	5/31/28	EUR	12,000	12,815
TotalEnergies Capital International SA	1.491%	9/4/30	EUR	500	529
TotalEnergies Capital International SA	0.952%	5/18/31	EUR	3,000	3,026
TotalEnergies Capital International SA	1.994%	4/8/32	EUR	5,200	5,484
TotalEnergies Capital International SA	1.618%	5/18/40	EUR	13,000	11,021
TotalEnergies SE	1.625%	Perpetual	EUR	8,684	9,317
TotalEnergies SE	2.000%	Perpetual	EUR	21,691	22,142
TotalEnergies SE	2.125%	Perpetual	EUR	7,781	7,488

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
TotalEnergies SE	3.250%	Perpetual	EUR	2,000	1,929
TotalEnergies SE	3.369%	Perpetual	EUR	3,550	4,008
Unibail-Rodamco-Westfield SE	2.500%	6/4/26	EUR	100	113
Unibail-Rodamco-Westfield SE	1.000%	2/27/27	EUR	1,700	1,885
Unibail-Rodamco-Westfield SE	0.750%	10/25/28	EUR	2,100	2,224
Unibail-Rodamco-Westfield SE	1.500%	5/29/29	EUR	100	106
Unibail-Rodamco-Westfield SE	2.625%	4/9/30	EUR	3,000	3,350
Unibail-Rodamco-Westfield SE	1.375%	4/15/30	EUR	4,685	4,910
Unibail-Rodamco-Westfield SE	1.875%	1/15/31	EUR	11,000	11,466
Unibail-Rodamco-Westfield SE	1.375%	12/4/31	EUR	7,200	7,104
Unibail-Rodamco-Westfield SE	0.875%	3/29/32	EUR	9,200	8,793
Unibail-Rodamco-Westfield SE	2.000%	6/29/32	EUR	1,400	1,424
Unibail-Rodamco-Westfield SE	1.375%	5/25/33	EUR	800	756
Unibail-Rodamco-Westfield SE	2.000%	4/28/36	EUR	7,187	6,675
Unibail-Rodamco-Westfield SE	2.250%	5/14/38	EUR	400	369
Unibail-Rodamco-Westfield SE	1.750%	7/1/49	EUR	2,000	1,312
Unibail-Rodamco-Westfield SE	2.875%	Perpetual	EUR	3,500	3,923
Veolia Environnement SA	0.000%	6/9/26	EUR	1,000	1,101
Veolia Environnement SA	4.625%	3/30/27	EUR	4,900	5,757
Veolia Environnement SA	1.250%	4/2/27	EUR	9,800	10,845
Veolia Environnement SA	1.590%	1/10/28	EUR	3,100	3,429
Veolia Environnement SA	1.250%	4/15/28	EUR	4,900	5,350
Veolia Environnement SA	0.927%	1/4/29	EUR	2,500	2,668
Veolia Environnement SA	1.500%	4/3/29	EUR	1,100	1,186
Veolia Environnement SA	1.940%	1/7/30	EUR	16,800	18,235
Veolia Environnement SA	1.625%	9/17/30	EUR	200	211
Veolia Environnement SA	5.375%	12/2/30	GBP	500	681
Veolia Environnement SA	0.800%	1/15/32	EUR	5,000	4,865
Veolia Environnement SA	6.125%	11/25/33	EUR	2,136	2,927
Veolia Environnement SA	1.625%	Perpetual	EUR	4,100	4,513
Verallia SA	1.625%	5/14/28	EUR	12,000	13,398
Vinci SA	2.250%	3/15/27	GBP	500	641
Vinci SA	0.000%	11/27/28	EUR	2,000	2,078
Vinci SA	1.625%	1/18/29	EUR	15,000	16,399
Vinci SA	1.750%	9/26/30	EUR	9,400	10,065
Vinci SA	0.500%	1/9/32	EUR	5,800	5,550
Vinci SA	2.750%	9/15/34	GBP	4,400	4,860
Wendel SE	1.000%	6/1/31	EUR	3,200	3,180
Westfield America Management Ltd.	2.625%	3/30/29	GBP	3,400	4,099
					4,175,651
Germany (2.4%)
Aareal Bank AG	0.250%	11/23/27	EUR	1,000	1,049
Aareal Bank AG	0.010%	2/1/28	EUR	18,800	20,030
Aareal Bank AG	0.750%	4/18/28	EUR	2,000	2,113
Aareal Bank AG	0.010%	9/15/28	EUR	11,900	12,481
Allianz Finance II BV	3.000%	3/13/28	EUR	1,400	1,623
Allianz Finance II BV	0.500%	1/14/31	EUR	14,900	14,871
Allianz Finance II BV	4.500%	3/13/43	GBP	3,500	4,054
Allianz SE	4.597%	9/7/38	EUR	9,000	10,592
Allianz SE	1.301%	9/25/49	EUR	4,100	4,218
Allianz SE	2.121%	7/8/50	EUR	10,000	10,547
Allianz SE	4.252%	7/5/52	EUR	7,100	8,141
Allianz SE	5.824%	7/25/53	EUR	9,900	12,443
Amprion GmbH	3.450%	9/22/27	EUR	8,000	9,202
Amprion GmbH	3.971%	9/22/32	EUR	8,000	9,405
Amprion GmbH	0.625%	9/23/33	EUR	11,600	10,407
Amprion GmbH	4.125%	9/7/34	EUR	5,000	5,885
Aroundtown SA	1.500%	5/28/26	EUR	5,900	6,575
Aroundtown SA	0.000%	7/16/26	EUR	2,400	2,604
Aroundtown SA	0.375%	4/15/27	EUR	11,400	12,182
Aroundtown SA	1.450%	7/9/28	EUR	3,000	3,198
Aroundtown SA	3.000%	10/16/29	GBP	5,017	5,841
Aroundtown SA	3.625%	4/10/31	GBP	3,987	4,571
Aroundtown SA	1.625%	Perpetual	EUR	2,000	2,023
BASF SE	4.000%	3/8/29	EUR	3,000	3,560
BASF SE	1.500%	5/22/30	EUR	3,901	4,200
BASF SE	1.500%	3/17/31	EUR	10,200	10,650
BASF SE	0.875%	10/6/31	EUR	238	240
BASF SE	4.250%	3/8/32	EUR	10,000	12,121

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
BASF SE	1.450%	12/13/32	EUR	8,100	7,976
BASF SE	1.625%	11/15/37	EUR	746	663
Bausparkasse Schwaebisch Hall AG	2.000%	5/17/34	EUR	23,100	24,335
Bayer AG	0.750%	1/6/27	EUR	6,500	7,143
Bayer AG	0.375%	1/12/29	EUR	4,000	4,108
Bayer AG	1.125%	1/6/30	EUR	700	723
Bayer AG	0.625%	7/12/31	EUR	4,600	4,373
Bayer AG	1.375%	7/6/32	EUR	18,000	17,434
Bayer AG	4.625%	5/26/33	EUR	2,500	2,968
Bayer AG	1.000%	1/12/36	EUR	4,600	3,838
Bayer Capital Corp. BV	1.500%	6/26/26	EUR	7,100	7,931
Bayer Capital Corp. BV	2.125%	12/15/29	EUR	10,100	10,906
Bayerische Landesbank	0.625%	7/19/27	EUR	977	1,073
Bayerische Landesbank	4.375%	9/21/28	EUR	2,500	2,981
Bayerische Landesbank	3.000%	5/22/29	EUR	12,500	14,518
Bayerische Landesbank	0.200%	5/20/30	EUR	20,000	20,309
Bayerische Landesbank	0.050%	4/30/31	EUR	14,000	13,700
Bayerische Landesbank	1.000%	9/23/31	EUR	8,000	8,772
Berlin Hyp AG	3.000%	10/25/27	EUR	30,000	34,704
Berlin Hyp AG	0.010%	1/24/28	EUR	7,299	7,805
Berlin Hyp AG	0.010%	7/7/28	EUR	20,510	21,692
Berlin Hyp AG	0.375%	5/29/29	EUR	10,000	10,474
Berlin Hyp AG	0.500%	11/5/29	EUR	3,000	3,078
Berlin Hyp AG	0.125%	1/18/30	EUR	1,126	1,147
Berlin Hyp AG	0.250%	5/19/33	EUR	8,127	7,558
Bertelsmann SE & Co. KGaA	2.000%	4/1/28	EUR	4,000	4,435
Bertelsmann SE & Co. KGaA	3.500%	5/29/29	EUR	7,900	9,153
BMW Canada Inc.	4.410%	2/10/27	CAD	1,200	887
BMW Canada Inc.	3.990%	10/10/28	CAD	5,000	3,670
BMW Finance NV	3.250%	11/22/26	EUR	3,000	3,442
BMW Finance NV	0.375%	1/14/27	EUR	3,174	3,482
BMW Finance NV	1.500%	2/6/29	EUR	12,227	13,278
BMW Finance NV	0.200%	1/11/33	EUR	2,545	2,291
BMW Finance NV	3.625%	5/22/35	EUR	3,000	3,387
BMW International Investment BV	3.375%	8/27/34	EUR	5,250	5,839
BMW US Capital LLC	3.375%	2/2/34	EUR	6,000	6,660
Commerzbank AG	0.500%	6/9/26	EUR	7,314	8,145
Commerzbank AG	0.500%	12/4/26	EUR	7,314	8,048
Commerzbank AG	0.875%	1/22/27	EUR	2,500	2,743
Commerzbank AG	0.625%	8/24/27	EUR	537	588
Commerzbank AG	3.000%	9/14/27	EUR	11,500	13,104
Commerzbank AG	4.625%	3/21/28	EUR	7,200	8,459
Commerzbank AG	3.375%	8/28/28	EUR	16,985	19,993
Commerzbank AG	3.125%	4/20/29	EUR	22,000	25,675
Commerzbank AG	2.625%	9/3/29	EUR	21,473	24,598
Commerzbank AG	5.125%	1/18/30	EUR	10,000	12,081
Commerzbank AG	0.010%	3/11/30	EUR	4,388	4,422
Commerzbank AG	2.750%	1/9/31	EUR	10,000	11,445
Commerzbank AG	4.625%	1/17/31	EUR	7,500	8,926
Commerzbank AG	6.750%	10/5/33	EUR	5,000	6,188
Commerzbank AG	1.250%	1/9/34	EUR	3,413	3,405
Commerzbank AG	3.000%	3/13/34	EUR	20,000	22,968
Commerzbank AG	4.875%	10/16/34	EUR	14,000	16,440
Continental AG	2.500%	8/27/26	EUR	6,500	7,370
Continental AG	3.625%	11/30/27	EUR	2,500	2,897
Covestro AG	1.375%	6/12/30	EUR	2,000	2,100
Daimler Truck Finance Canada Inc.	5.810%	9/25/26	CAD	6,000	4,498
Daimler Truck Finance Canada Inc.	2.460%	12/15/26	CAD	1,504	1,076
Daimler Truck Finance Canada Inc.	5.220%	9/20/27	CAD	600	453
Daimler Truck International Finance BV	3.875%	6/19/26	EUR	5,000	5,752
Daimler Truck International Finance BV	1.625%	4/6/27	EUR	17,000	18,958
Daimler Truck International Finance BV	3.875%	6/19/29	EUR	4,000	4,707
DekaBank Deutsche Girozentrale	0.300%	11/20/26	EUR	2,500	2,746
Deutsche Apotheker-und Aerztebank eG	0.750%	10/5/27	EUR	300	328
Deutsche Bahn Finance GmbH	3.125%	7/24/26	GBP	125	165
Deutsche Bahn Finance GmbH	0.500%	4/9/27	EUR	6,740	7,402
Deutsche Bahn Finance GmbH	1.125%	12/18/28	EUR	249	269
Deutsche Bahn Finance GmbH	2.750%	3/19/29	EUR	6,706	7,705
Deutsche Bahn Finance GmbH	0.375%	6/23/29	EUR	1,390	1,448
Deutsche Bahn Finance GmbH	1.625%	11/6/30	EUR	25	27

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Deutsche Bahn Finance GmbH	1.375%	3/28/31	EUR	1,464	1,544
Deutsche Bahn Finance GmbH	0.875%	7/11/31	EUR	11,317	11,488
Deutsche Bahn Finance GmbH	0.200%	5/20/33	CHF	6,515	7,535
Deutsche Bahn Finance GmbH	1.625%	8/16/33	EUR	14,779	15,242
Deutsche Bahn Finance GmbH	0.750%	7/16/35	EUR	6,935	6,258
Deutsche Bahn Finance GmbH	0.625%	4/15/36	EUR	17,995	15,470
Deutsche Bahn Finance GmbH	1.375%	4/16/40	EUR	4,932	4,206
Deutsche Bahn Finance GmbH	0.625%	12/8/50	EUR	10,449	5,969
Deutsche Bahn Finance GmbH	1.125%	5/29/51	EUR	4,494	2,935
Deutsche Bank AG	1.625%	1/20/27	EUR	9,000	10,013
Deutsche Bank AG	1.750%	1/17/28	EUR	3,700	4,079
Deutsche Bank AG	1.875%	2/23/28	EUR	7,000	7,777
Deutsche Bank AG	3.250%	5/24/28	EUR	8,500	9,690
Deutsche Bank AG	0.250%	8/31/28	EUR	2,439	2,583
Deutsche Bank AG	5.375%	1/11/29	EUR	2,000	2,399
Deutsche Bank AG	3.375%	3/13/29	EUR	12,200	14,311
Deutsche Bank AG	3.750%	1/15/30	EUR	8,000	9,340
Deutsche Bank AG	4.125%	4/4/30	EUR	10,000	11,614
Deutsche Bank AG	1.750%	11/19/30	EUR	12,000	12,566
Deutsche Bank AG	6.125%	12/12/30	GBP	8,100	11,132
Deutsche Bank AG	5.625%	5/19/31	EUR	7,000	8,054
Deutsche Bank AG	1.375%	2/17/32	EUR	16,500	16,441
Deutsche Bank AG	4.000%	6/24/32	EUR	9,400	10,709
Deutsche Bank AG	2.500%	9/20/32	EUR	10,000	11,171
Deutsche Boerse AG	1.125%	3/26/28	EUR	1,876	2,062
Deutsche Boerse AG	1.500%	4/4/32	EUR	4,800	4,943
Deutsche Boerse AG	3.875%	9/28/33	EUR	6,000	7,129
Deutsche Kreditbank AG	0.500%	3/19/27	EUR	900	990
Deutsche Kreditbank AG	3.000%	1/31/35	EUR	10,000	11,456
Deutsche Lufthansa AG	3.000%	5/29/26	EUR	5,000	5,675
Deutsche Lufthansa AG	2.875%	5/16/27	EUR	26,500	30,137
Deutsche Lufthansa AG	3.750%	2/11/28	EUR	8,000	9,244
Deutsche Pfandbriefbank AG	0.625%	8/30/27	EUR	23,300	25,452
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	2,975	3,367
Deutsche Post AG	0.375%	5/20/26	EUR	13,302	14,768
Deutsche Post AG	1.625%	12/5/28	EUR	8,735	9,650
Deutsche Post AG	0.750%	5/20/29	EUR	1,818	1,931
Deutsche Post AG	3.375%	7/3/33	EUR	5,000	5,750
Deutsche Post AG	3.500%	3/25/36	EUR	6,000	6,717
Deutsche Telekom AG	0.500%	7/5/27	EUR	12,348	13,476
Deutsche Telekom AG	1.750%	3/25/31	EUR	2,500	2,689
Deutsche Telekom AG	3.125%	2/6/34	GBP	766	890
Deutsche Telekom AG	1.375%	7/5/34	EUR	1,710	1,649
Deutsche Telekom AG	2.250%	3/29/39	EUR	2,073	2,001
Deutsche Telekom AG	1.750%	12/9/49	EUR	6,007	4,440
Deutsche Telekom International Finance BV	1.125%	5/22/26	EUR	2,522	2,825
Deutsche Telekom International Finance BV	1.375%	1/30/27	EUR	3,851	4,299
Deutsche Telekom International Finance BV	3.250%	1/17/28	EUR	25	29
Deutsche Telekom International Finance BV	1.500%	4/3/28	EUR	9,950	10,995
Deutsche Telekom International Finance BV	8.875%	11/27/28	GBP	4,439	6,767
Deutsche Telekom International Finance BV	2.250%	4/13/29	GBP	2,132	2,627
Deutsche Telekom International Finance BV	2.000%	12/1/29	EUR	8,242	9,137
Deutsche Telekom International Finance BV	7.625%	6/15/30	GBP	498	756
Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	1,185	1,717
Deutsche Wohnen SE	1.500%	4/30/30	EUR	4,000	4,232
DZ HYP AG	0.100%	8/31/26	EUR	500	552
DZ HYP AG	0.500%	9/30/26	EUR	4,876	5,403
DZ HYP AG	0.500%	4/1/27	EUR	2,500	2,748
DZ HYP AG	0.750%	6/30/27	EUR	586	645
DZ HYP AG	0.625%	8/30/27	EUR	5,000	5,472
DZ HYP AG	0.875%	3/22/28	EUR	10,755	11,735
DZ HYP AG	0.010%	6/23/28	EUR	35,000	37,012
DZ HYP AG	0.010%	10/27/28	EUR	9,000	9,426
DZ HYP AG	0.875%	1/30/29	EUR	4,876	5,237
DZ HYP AG	0.050%	6/29/29	EUR	4,876	5,025
DZ HYP AG	0.875%	1/18/30	EUR	6,100	6,437
DZ HYP AG	0.010%	3/29/30	EUR	17,269	17,381
DZ HYP AG	0.010%	11/15/30	EUR	10,000	9,881
DZ HYP AG	0.875%	4/17/34	EUR	4,876	4,664
DZ HYP AG	0.375%	11/10/34	EUR	5,000	4,481

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
E.ON International Finance BV	1.625%	5/30/26	EUR	6,242	7,019
E.ON International Finance BV	1.250%	10/19/27	EUR	5,463	5,996
E.ON International Finance BV	6.250%	6/3/30	GBP	10,434	14,703
E.ON International Finance BV	6.375%	6/7/32	GBP	3,073	4,381
E.ON International Finance BV	4.750%	1/31/34	GBP	2,800	3,542
E.ON International Finance BV	5.875%	10/30/37	GBP	5,600	7,463
E.ON International Finance BV	6.750%	1/27/39	GBP	400	576
E.ON International Finance BV	6.125%	7/6/39	GBP	1,500	2,023
E.ON SE	0.250%	10/24/26	EUR	1,851	2,039
E.ON SE	0.375%	9/29/27	EUR	10,439	11,269
E.ON SE	3.500%	1/12/28	EUR	7,000	8,121
E.ON SE	0.750%	2/20/28	EUR	4,526	4,880
E.ON SE	3.750%	3/1/29	EUR	27,000	31,810
E.ON SE	1.625%	5/22/29	EUR	9,984	10,921
E.ON SE	1.625%	3/29/31	EUR	10,782	11,347
E.ON SE	0.625%	11/7/31	EUR	6,436	6,294
E.ON SE	3.500%	3/25/32	EUR	4,000	4,626
E.ON SE	0.875%	10/18/34	EUR	2,875	2,597
E.ON SE	3.875%	1/12/35	EUR	4,500	5,226
E.ON SE	3.750%	1/15/36	EUR	4,000	4,564
E.ON SE	3.500%	10/26/37	EUR	6,500	7,283
E.ON SE	4.000%	1/16/40	EUR	6,000	6,775
E.ON SE	4.125%	3/25/44	EUR	6,500	7,321
EnBW Energie Baden-Wuerttemberg AG	1.625%	8/5/79	EUR	7,600	8,213
EnBW Energie Baden-Wuerttemberg AG	1.875%	6/29/80	EUR	5,300	5,884
EnBW Energie Baden-Wuerttemberg AG	1.375%	8/31/81	EUR	4,000	4,167
EnBW International Finance BV	2.500%	6/4/26	EUR	5,560	6,301
EnBW International Finance BV	0.250%	10/19/30	EUR	6,881	6,864
EnBW International Finance BV	0.500%	3/1/33	EUR	5,650	5,244
EnBW International Finance BV	4.300%	5/23/34	EUR	17,700	21,129
EnBW International Finance BV	4.000%	1/24/35	EUR	8,000	9,316
EnBW International Finance BV	6.125%	7/7/39	EUR	2,090	2,990
Eurogrid GmbH	1.500%	4/18/28	EUR	10,800	11,854
Eurogrid GmbH	3.598%	2/1/29	EUR	6,000	6,952
Eurogrid GmbH	3.722%	4/27/30	EUR	10,700	12,442
Eurogrid GmbH	1.113%	5/15/32	EUR	4,000	3,918
Eurogrid GmbH	0.741%	4/21/33	EUR	5,400	5,017
Eurogrid GmbH	3.915%	2/1/34	EUR	3,000	3,474
EWE AG	0.250%	6/8/28	EUR	5,000	5,231
EWE AG	0.375%	10/22/32	EUR	9,038	8,166
Fresenius Finance Ireland plc	2.125%	2/1/27	EUR	5,000	5,614
Fresenius Finance Ireland plc	0.500%	10/1/28	EUR	5,635	5,912
Fresenius Finance Ireland plc	0.875%	10/1/31	EUR	7,000	6,849
Fresenius Finance Ireland plc	3.000%	1/30/32	EUR	2,710	2,993
Fresenius Medical Care AG	1.500%	5/29/30	EUR	2,276	2,384
Fresenius SE & Co. KGaA	1.625%	10/8/27	EUR	4,876	5,394
Fresenius SE & Co. KGaA	0.750%	1/15/28	EUR	5,608	6,045
Fresenius SE & Co. KGaA	2.875%	2/15/29	EUR	3,352	3,842
Fresenius SE & Co. KGaA	5.000%	11/28/29	EUR	5,900	7,198
Fresenius SE & Co. KGaA	1.125%	1/28/33	EUR	8,000	7,697
Grand City Properties SA	0.125%	1/11/28	EUR	4,400	4,582
Grand City Properties SA	4.375%	1/9/30	EUR	2,400	2,807
Hamburg Commercial Bank AG	0.010%	1/19/27	EUR	2,700	2,942
Hamburg Commercial Bank AG	3.375%	2/1/28	EUR	2,008	2,340
Hannover Rueck SE	1.750%	10/8/40	EUR	10,100	10,410
Hannover Rueck SE	5.875%	8/26/43	EUR	6,100	7,758
Heidelberg Materials AG	3.750%	5/31/32	EUR	8,000	9,285
Heidelberg Materials Finance Luxembourg SA	1.500%	6/14/27	EUR	100	111
Heidelberg Materials Finance Luxembourg SA	1.125%	12/1/27	EUR	8,373	9,176
Heidelberg Materials Finance Luxembourg SA	1.750%	4/24/28	EUR	2,200	2,434
Heidelberg Materials Finance Luxembourg SA	4.875%	11/21/33	EUR	8,000	9,822
Henkel AG & Co. KGaA	0.500%	11/17/32	EUR	2,500	2,371
HOCHTIEF AG	0.625%	4/26/29	EUR	4,998	5,156
HOWOGE Wohnungs-baugesellschaft mbH	0.625%	11/1/28	EUR	2,900	3,018
HOWOGE Wohnungs-baugesellschaft mbH	1.125%	11/1/33	EUR	3,600	3,253
Infineon Technologies AG	1.625%	6/24/29	EUR	4,200	4,532
Infineon Technologies AG	2.000%	6/24/32	EUR	1,800	1,870
ING-DiBa AG	0.125%	5/23/27	EUR	17,500	19,058
ING-DiBa AG	2.750%	9/9/29	EUR	11,200	12,903
ING-DiBa AG	1.250%	10/9/33	EUR	6,000	5,992

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
ING-DiBa AG	1.000%	5/23/39	EUR	9,400	8,033
K&S AG	4.250%	6/19/29	EUR	6,000	7,003
Landesbank Baden-Wuerttemberg	0.375%	2/18/27	EUR	24,500	26,693
Landesbank Baden-Wuerttemberg	0.010%	7/16/27	EUR	1,580	1,711
Landesbank Baden-Wuerttemberg	2.625%	11/12/27	EUR	41,826	47,989
Landesbank Baden-Wuerttemberg	0.010%	9/18/28	EUR	4,003	4,213
Landesbank Baden-Wuerttemberg	2.375%	10/31/28	EUR	15,350	17,474
Landesbank Baden-Wuerttemberg	0.375%	5/7/29	EUR	6,500	6,630
Landesbank Hessen-Thueringen Girozentrale	2.375%	9/21/26	EUR	15,000	17,070
Landesbank Hessen-Thueringen Girozentrale	0.625%	1/12/27	EUR	4,000	4,427
Landesbank Hessen-Thueringen Girozentrale	0.010%	7/19/27	EUR	22,500	24,362
Landesbank Hessen-Thueringen Girozentrale	3.500%	8/31/27	EUR	12,500	14,606
Landesbank Hessen-Thueringen Girozentrale	4.000%	2/4/30	EUR	5,000	5,903
Landesbank Hessen-Thueringen Girozentrale	0.500%	1/19/37	EUR	4,000	3,366
LANXESS AG	0.625%	12/1/29	EUR	6,600	6,524
LEG Immobilien SE	0.875%	11/28/27	EUR	4,500	4,865
LEG Immobilien SE	0.875%	1/17/29	EUR	4,600	4,820
LEG Immobilien SE	0.750%	6/30/31	EUR	3,000	2,895
LEG Immobilien SE	1.000%	11/19/32	EUR	1,700	1,577
LEG Immobilien SE	0.875%	3/30/33	EUR	2,300	2,078
LEG Immobilien SE	1.500%	1/17/34	EUR	4,900	4,492
Lloyds Bank GmbH	2.750%	9/10/29	EUR	6,800	7,802
Mercedes-Benz Finance Canada Inc.	5.120%	6/27/28	CAD	1,700	1,290
Mercedes-Benz Group AG	1.000%	11/15/27	EUR	4,740	5,189
Mercedes-Benz Group AG	1.375%	5/11/28	EUR	2,500	2,733
Mercedes-Benz Group AG	0.750%	2/8/30	EUR	9,388	9,634
Mercedes-Benz Group AG	2.375%	5/22/30	EUR	11,900	13,147
Mercedes-Benz Group AG	0.750%	9/10/30	EUR	2,439	2,464
Mercedes-Benz Group AG	2.000%	2/27/31	EUR	5,581	5,953
Mercedes-Benz Group AG	1.125%	11/6/31	EUR	4,876	4,848
Mercedes-Benz Group AG	0.750%	3/11/33	EUR	4,900	4,567
Mercedes-Benz Group AG	2.125%	7/3/37	EUR	1,818	1,760
Mercedes-Benz International Finance BV	1.375%	6/26/26	EUR	17,484	19,572
Mercedes-Benz International Finance BV	2.000%	8/22/26	EUR	12,072	13,608
Mercedes-Benz International Finance BV	0.375%	11/8/26	EUR	7,314	8,036
Mercedes-Benz International Finance BV	1.500%	2/9/27	EUR	4,700	5,256
Mercedes-Benz International Finance BV	0.625%	5/6/27	EUR	7,314	7,995
Mercedes-Benz International Finance BV	3.700%	5/30/31	EUR	8,000	9,352
Mercedes-Benz International Finance BV	3.250%	1/10/32	EUR	6,800	7,698
Merck Financial Services GmbH	0.500%	7/16/28	EUR	4,000	4,255
Merck Financial Services GmbH	0.875%	7/5/31	EUR	200	200
Merck KGaA	3.875%	8/27/54	EUR	3,000	3,380
Merck KGaA	1.625%	9/9/80	EUR	5,400	5,979
Muenchener Hypothekenbank eG	0.625%	10/23/26	EUR	586	651
Muenchener Hypothekenbank eG	0.625%	5/7/27	EUR	6,339	6,982
Muenchener Hypothekenbank eG	3.000%	8/4/27	EUR	15,000	17,343
Muenchener Hypothekenbank eG	0.625%	11/10/27	EUR	7,314	7,984
Muenchener Hypothekenbank eG	0.500%	6/14/28	CHF	8,000	9,715
Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	6,217	7,110
Muenchener Hypothekenbank eG	2.625%	2/3/31	EUR	6,000	6,843
Muenchener Hypothekenbank eG	1.875%	8/25/32	EUR	32,000	34,397
Muenchener Hypothekenbank eG	1.000%	4/18/39	EUR	4,535	3,879
Muenchener Hypothekenbank eG	0.010%	10/19/39	EUR	3,635	2,592
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.250%	5/26/41	EUR	6,700	6,623
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.000%	5/26/42	EUR	10,100	9,526
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.250%	5/26/44	EUR	6,900	7,911
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.250%	5/26/49	EUR	2,200	2,465
Norddeutsche Landesbank-Girozentrale	0.500%	6/29/26	EUR	25	28
Norddeutsche Landesbank-Girozentrale	0.010%	9/23/26	EUR	14,600	16,076
Norddeutsche Landesbank-Girozentrale	0.250%	10/28/26	EUR	4,876	5,379
Norddeutsche Landesbank-Girozentrale	0.750%	3/5/29	EUR	39,655	42,307
Roadster Finance DAC	2.375%	12/8/32	EUR	100	110
Robert Bosch GmbH	3.625%	6/2/30	EUR	3,000	3,496
Robert Bosch GmbH	4.000%	6/2/35	EUR	4,000	4,667
Robert Bosch GmbH	4.375%	6/2/43	EUR	11,700	13,339
Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	500	572
RWE AG	2.125%	5/24/26	EUR	2,000	2,260
RWE AG	0.500%	11/26/28	EUR	8,695	9,190
RWE AG	1.000%	11/26/33	EUR	6,585	6,115
RWE AG	4.125%	2/13/35	EUR	3,000	3,551

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Santander Consumer Bank AG	4.500%	6/30/26	EUR	5,000	5,804
SAP SE	0.125%	5/18/26	EUR	5,000	5,541
SAP SE	1.750%	2/22/27	EUR	3,000	3,376
SAP SE	1.250%	3/10/28	EUR	2,900	3,194
SAP SE	0.375%	5/18/29	EUR	6,900	7,224
SAP SE	1.625%	3/10/31	EUR	7,600	8,114
Sartorius Finance BV	4.500%	9/14/32	EUR	9,000	10,649
Sartorius Finance BV	4.875%	9/14/35	EUR	5,000	5,992
Siemens Energy Finance BV	4.250%	4/5/29	EUR	5,000	5,897
Siemens Financieringsmaatschappij NV	1.000%	9/6/27	EUR	1,000	1,101
Siemens Financieringsmaatschappij NV	0.900%	2/28/28	EUR	1,000	1,094
Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	7,523	8,673
Siemens Financieringsmaatschappij NV	0.250%	2/20/29	EUR	13,200	13,847
Siemens Financieringsmaatschappij NV	0.125%	9/5/29	EUR	5,179	5,395
Siemens Financieringsmaatschappij NV	1.375%	9/6/30	EUR	13,275	14,179
Siemens Financieringsmaatschappij NV	3.375%	8/24/31	EUR	7,000	8,199
Siemens Financieringsmaatschappij NV	0.500%	2/20/32	EUR	3,800	3,671
Siemens Financieringsmaatschappij NV	3.000%	9/8/33	EUR	5,000	5,655
Siemens Financieringsmaatschappij NV	0.500%	9/5/34	EUR	3,413	3,109
Siemens Financieringsmaatschappij NV	1.250%	2/25/35	EUR	7,600	7,206
Siemens Financieringsmaatschappij NV	3.375%	2/22/37	EUR	14,000	15,535
Siemens Financieringsmaatschappij NV	1.750%	2/28/39	EUR	7,984	7,305
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	7,400	7,875
Siemens Financieringsmaatschappij NV	3.625%	2/22/44	EUR	3,000	3,260
Sirius Real Estate Ltd.	1.125%	6/22/26	EUR	100	110
TAG Immobilien AG	4.250%	3/4/30	EUR	2,400	2,762
Talanx AG	4.000%	10/25/29	EUR	1,500	1,784
Talanx AG	2.250%	12/5/47	EUR	13,800	15,184
Traton Finance Luxembourg SA	4.250%	5/16/28	EUR	5,000	5,848
Traton Finance Luxembourg SA	0.750%	3/24/29	EUR	8,000	8,261
Traton Finance Luxembourg SA	3.750%	3/27/30	EUR	3,500	4,021
Traton Finance Luxembourg SA	1.250%	3/24/33	EUR	4,600	4,289
UniCredit Bank GmbH	0.500%	5/4/26	EUR	125	139
UniCredit Bank GmbH	0.500%	2/23/27	EUR	27,000	29,730
UniCredit Bank GmbH	0.010%	11/19/27	EUR	10,000	10,719
UniCredit Bank GmbH	0.010%	9/15/28	EUR	7,545	7,914
UniCredit Bank GmbH	0.875%	1/11/29	EUR	6,192	6,650
UniCredit Bank GmbH	0.125%	11/22/29	EUR	7,000	7,143
UniCredit Bank GmbH	0.010%	6/24/30	EUR	6,242	6,226
UniCredit Bank GmbH	0.250%	1/15/32	EUR	9,508	9,198
UniCredit Bank GmbH	0.850%	5/22/34	EUR	17,363	16,386
Vier Gas Transport GmbH	0.125%	9/10/29	EUR	4,000	4,002
Vier Gas Transport GmbH	4.625%	9/26/32	EUR	5,000	6,058
Volkswagen Bank GmbH	2.500%	7/31/26	EUR	2,700	3,054
Volkswagen Bank GmbH	4.625%	5/3/31	EUR	11,000	12,962
Volkswagen Financial Services AG	2.250%	10/16/26	EUR	4,103	4,635
Volkswagen Financial Services AG	0.125%	2/12/27	EUR	16,000	17,355
Volkswagen Financial Services AG	0.875%	1/31/28	EUR	13,583	14,552
Volkswagen Financial Services AG	3.375%	4/6/28	EUR	7,838	8,998
Volkswagen Financial Services AG	3.625%	5/19/29	EUR	3,000	3,416
Volkswagen Financial Services AG	0.375%	2/12/30	EUR	2,397	2,347
Volkswagen Financial Services AG	3.875%	9/10/30	EUR	6,000	6,892
Volkswagen Financial Services Australia Pty Ltd.	5.300%	2/9/27	AUD	5,000	3,225
Volkswagen Financial Services NV	3.250%	4/13/27	GBP	1,900	2,435
Volkswagen Financial Services NV	6.500%	9/18/27	GBP	2,500	3,404
Volkswagen Financial Services NV	2.125%	1/18/28	GBP	8,700	10,638
Volkswagen Financial Services NV	1.375%	9/14/28	GBP	4,300	5,041
Volkswagen Financial Services NV	2.493%	2/12/30	CHF	2,000	2,518
Volkswagen International Finance NV	3.375%	11/16/26	GBP	3,600	4,662
Volkswagen International Finance NV	1.875%	3/30/27	EUR	20,000	22,274
Volkswagen International Finance NV	3.750%	9/28/27	EUR	4,000	4,626
Volkswagen International Finance NV	2.625%	11/16/27	EUR	3,000	3,387
Volkswagen International Finance NV	4.250%	3/29/29	EUR	5,000	5,836
Volkswagen International Finance NV	3.250%	11/18/30	EUR	200	223
Volkswagen International Finance NV	1.250%	9/23/32	EUR	2,900	2,740
Volkswagen International Finance NV	3.300%	3/22/33	EUR	300	325
Volkswagen International Finance NV	4.125%	11/16/38	EUR	5,700	6,316
Volkswagen International Finance NV	1.500%	1/21/41	EUR	8,000	5,728
Volkswagen International Finance NV	3.500%	Perpetual	EUR	4,500	4,641
Volkswagen International Finance NV	3.748%	Perpetual	EUR	12,100	13,374

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Volkswagen International Finance NV	3.875%	Perpetual	EUR	7,700	8,560
Volkswagen International Finance NV	3.875%	Perpetual	EUR	15,700	16,609
Volkswagen International Finance NV	4.375%	Perpetual	EUR	4,000	4,211
Volkswagen International Finance NV	4.625%	Perpetual	EUR	5,700	6,374
Volkswagen International Finance NV	7.875%	Perpetual	EUR	3,000	3,784
Volkswagen Leasing GmbH	0.375%	7/20/26	EUR	8,147	8,997
Volkswagen Leasing GmbH	0.500%	1/12/29	EUR	12,099	12,508
Volkswagen Leasing GmbH	0.625%	7/19/29	EUR	4,000	4,062
Vonovia SE	1.500%	6/10/26	EUR	2,500	2,797
Vonovia SE	0.625%	7/9/26	EUR	8,000	8,881
Vonovia SE	1.750%	1/25/27	EUR	100	112
Vonovia SE	0.375%	6/16/27	EUR	3,500	3,787
Vonovia SE	0.625%	10/7/27	EUR	3,000	3,237
Vonovia SE	1.875%	6/28/28	EUR	10,400	11,420
Vonovia SE	0.250%	9/1/28	EUR	6,000	6,214
Vonovia SE	0.625%	12/14/29	EUR	11,300	11,484
Vonovia SE	2.250%	4/7/30	EUR	1,900	2,071
Vonovia SE	1.000%	7/9/30	EUR	2,800	2,836
Vonovia SE	5.000%	11/23/30	EUR	2,000	2,453
Vonovia SE	2.375%	3/25/32	EUR	5,100	5,348
Vonovia SE	0.750%	9/1/32	EUR	9,800	9,050
Vonovia SE	1.000%	6/16/33	EUR	9,400	8,554
Vonovia SE	4.250%	4/10/34	EUR	3,900	4,537
Vonovia SE	1.125%	9/14/34	EUR	10,000	8,768
Vonovia SE	5.500%	1/18/36	GBP	2,000	2,545
Vonovia SE	2.750%	3/22/38	EUR	700	677
Vonovia SE	1.625%	10/7/39	EUR	1,400	1,143
Vonovia SE	1.000%	1/28/41	EUR	2,000	1,409
Vonovia SE	1.500%	6/14/41	EUR	2,000	1,485
VW Credit Canada Inc.	2.450%	12/10/26	CAD	2,000	1,429
VW Credit Canada Inc.	5.860%	11/15/27	CAD	2,000	1,524
Wintershall Dea Finance BV	1.332%	9/25/28	EUR	3,500	3,702
Wintershall Dea Finance BV	1.823%	9/25/31	EUR	4,900	4,804
Wintershall Dea Finance BV	4.357%	10/3/32	EUR	6,000	6,667
					3,043,321
Greece (0.0%)
Eurobank SA	4.000%	2/7/36	EUR	5,000	5,548
Hong Kong (0.0%)
Prudential Funding Asia plc	5.875%	5/11/29	GBP	1,541	2,139
Prudential Funding Asia plc	6.125%	12/19/31	GBP	1,922	2,614
					4,753
Indonesia (0.0%)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	EUR	1,100	1,072
Ireland (0.1%)
AIB Group plc	5.750%	2/16/29	EUR	6,300	7,661
AIB Group plc	4.625%	7/23/29	EUR	10,000	11,856
AIB Group plc	5.250%	10/23/31	EUR	10,000	12,328
Bank of Ireland Group plc	4.875%	7/16/28	EUR	9,000	10,619
Bank of Ireland Group plc	5.000%	7/4/31	EUR	5,000	6,099
Bank of Ireland Group plc	7.594%	12/6/32	GBP	1,000	1,389
Bank of Ireland Group plc	6.750%	3/1/33	EUR	4,260	5,182
Bank of Ireland Group plc	4.750%	8/10/34	EUR	15,370	17,931
Dell Bank International DAC	0.500%	10/27/26	EUR	12,500	13,749
Dell Bank International DAC	4.500%	10/18/27	EUR	5,000	5,880
ESB Finance DAC	2.125%	6/8/27	EUR	3,154	3,551
ESB Finance DAC	1.875%	6/14/31	EUR	8,037	8,522
ESB Finance DAC	4.000%	5/3/32	EUR	1,500	1,787
ESB Finance DAC	2.125%	11/5/33	EUR	3,429	3,548
ESB Finance DAC	3.750%	1/25/43	EUR	6,500	7,154
Freshwater Finance plc	4.607%	10/17/36	GBP	2,108	2,483
GAS Networks Ireland	1.375%	12/5/26	EUR	1,228	1,373
Kerry Group Financial Services Unltd Co.	3.375%	3/5/33	EUR	7,000	7,953
PartnerRe Ireland Finance DAC	1.250%	9/15/26	EUR	3,396	3,784
Smurfit Kappa Treasury ULC	1.500%	9/15/27	EUR	8,500	9,393
Smurfit Kappa Treasury ULC	1.000%	9/22/33	EUR	6,571	6,088
Smurfit Kappa Treasury ULC	3.807%	11/27/36	EUR	9,000	9,978
					158,308

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Italy (0.9%)
2i Rete Gas SpA	1.750%	8/28/26	EUR	465	522
2i Rete Gas SpA	1.608%	10/31/27	EUR	3,234	3,575
2i Rete Gas SpA	0.579%	1/29/31	EUR	10,200	10,188
A2A SpA	1.000%	7/16/29	EUR	5,000	5,250
A2A SpA	0.625%	7/15/31	EUR	2,000	1,948
A2A SpA	0.625%	10/28/32	EUR	2,302	2,139
A2A SpA	1.000%	11/2/33	EUR	3,000	2,777
A2A SpA	4.375%	2/3/34	EUR	2,000	2,404
ACEA SpA	1.000%	10/24/26	EUR	3,063	3,402
ACEA SpA	1.500%	6/8/27	EUR	11,966	13,326
ACEA SpA	0.500%	4/6/29	EUR	16,904	17,547
ACEA SpA	0.250%	7/28/30	EUR	1,093	1,081
Aeroporti di Roma SpA	1.625%	6/8/27	EUR	1,860	2,067
Aeroporti di Roma SpA	1.750%	7/30/31	EUR	6,863	7,042
ASTM SpA	1.625%	2/8/28	EUR	3,182	3,499
ASTM SpA	1.500%	1/25/30	EUR	10,707	11,264
ASTM SpA	2.375%	11/25/33	EUR	3,200	3,224
Autostrade per l'Italia SpA	2.000%	12/4/28	EUR	13,500	14,841
Autostrade per l'Italia SpA	1.875%	9/26/29	EUR	4,000	4,332
Autostrade per l'Italia SpA	2.000%	1/15/30	EUR	4,000	4,300
Autostrade per l'Italia SpA	4.750%	1/24/31	EUR	6,000	7,235
Autostrade per l'Italia SpA	2.250%	1/25/32	EUR	9,000	9,386
Autostrade per l'Italia SpA	5.125%	6/14/33	EUR	4,000	4,839
Banca Monte dei Paschi di Siena SpA	3.500%	4/23/29	EUR	10,000	11,726
Banco BPM SpA	3.750%	6/27/28	EUR	7,500	8,831
Banco BPM SpA	4.875%	1/17/30	EUR	10,000	11,927
Banco BPM SpA	3.375%	1/24/30	EUR	18,300	21,418
Banco BPM SpA	3.875%	9/9/30	EUR	10,000	11,566
BPER Banca SpA	3.750%	10/22/28	EUR	31,700	37,514
BPER Banca SpA	3.250%	1/22/31	EUR	10,500	12,186
Coca-Cola HBC Finance BV	1.000%	5/14/27	EUR	5,000	5,507
Coca-Cola HBC Finance BV	1.625%	5/14/31	EUR	13,000	13,564
Credit Agricole Italia SpA	1.000%	3/25/27	EUR	7,400	8,194
Credit Agricole Italia SpA	0.250%	1/17/28	EUR	2,500	2,676
Credit Agricole Italia SpA	1.625%	3/21/29	EUR	1,000	1,096
Credit Agricole Italia SpA	3.500%	1/15/30	EUR	21,900	25,787
Credit Agricole Italia SpA	1.000%	9/30/31	EUR	14,100	14,301
Credit Agricole Italia SpA	3.500%	3/11/36	EUR	20,000	23,079
Credit Agricole Italia SpA	1.750%	1/15/38	EUR	2,500	2,343
Credit Agricole Italia SpA	1.000%	1/17/45	EUR	300	216
Enel Finance International NV	1.375%	6/1/26	EUR	11,270	12,633
Enel Finance International NV	0.250%	6/17/27	EUR	3,000	3,239
Enel Finance International NV	1.000%	10/20/27	GBP	13,727	16,774
Enel Finance International NV	2.875%	4/11/29	GBP	5,300	6,599
Enel Finance International NV	0.625%	5/28/29	EUR	13,100	13,580
Enel Finance International NV	0.750%	6/17/30	EUR	43,800	44,482
Enel Finance International NV	0.875%	1/17/31	EUR	4,000	4,018
Enel Finance International NV	4.000%	2/20/31	EUR	7,000	8,303
Enel Finance International NV	0.875%	9/28/34	EUR	3,100	2,759
Enel Finance International NV	1.125%	10/17/34	EUR	4,547	4,177
Enel Finance International NV	1.250%	1/17/35	EUR	3,000	2,773
Enel Finance International NV	3.875%	1/23/35	EUR	6,000	6,890
Enel Finance International NV	0.875%	6/17/36	EUR	2,786	2,336
Enel Finance International NV	5.750%	9/14/40	GBP	3,390	4,388
Enel SpA	5.625%	6/21/27	EUR	7,060	8,512
Enel SpA	5.750%	6/22/37	GBP	1,455	1,917
Enel SpA	1.375%	Perpetual	EUR	12,552	13,534
Enel SpA	1.875%	Perpetual	EUR	8,000	7,926
Enel SpA	2.250%	Perpetual	EUR	13,023	14,475
Enel SpA	3.375%	Perpetual	EUR	8,120	9,189
Enel SpA	4.750%	Perpetual	EUR	5,000	5,764
Eni SpA	1.250%	5/18/26	EUR	10,333	11,563
Eni SpA	1.500%	1/17/27	EUR	2,457	2,741
Eni SpA	1.625%	5/17/28	EUR	1,209	1,332
Eni SpA	0.375%	6/14/28	EUR	5,000	5,304
Eni SpA	1.125%	9/19/28	EUR	2,683	2,884
Eni SpA	3.625%	1/29/29	EUR	3,400	3,974
Eni SpA	0.625%	1/23/30	EUR	7,089	7,234
Eni SpA	2.000%	5/18/31	EUR	7,000	7,434

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Eni SpA	4.250%	5/19/33	EUR	11,000	13,045
Eni SpA	3.875%	1/15/34	EUR	9,000	10,294
Eni SpA	1.000%	10/11/34	EUR	2,908	2,591
Eni SpA	2.000%	Perpetual	EUR	2,000	2,204
Eni SpA	2.750%	Perpetual	EUR	6,276	6,524
Eni SpA	3.375%	Perpetual	EUR	6,437	7,035
Ferrovie dello Stato Italiane SpA	3.750%	4/14/27	EUR	10,000	11,616
Ferrovie dello Stato Italiane SpA	4.500%	5/23/33	EUR	7,000	8,480
Generali	3.212%	1/15/29	EUR	2,500	2,883
Generali	2.124%	10/1/30	EUR	9,200	9,759
Generali	2.429%	7/14/31	EUR	2,000	2,123
Generali	1.713%	6/30/32	EUR	2,700	2,661
Generali	5.800%	7/6/32	EUR	3,000	3,754
Generali	5.399%	4/20/33	EUR	6,000	7,398
Generali	3.547%	1/15/34	EUR	3,600	4,074
Generali	5.500%	10/27/47	EUR	10,936	12,968
Generali	5.000%	6/8/48	EUR	4,000	4,715
Hera SpA	0.875%	10/14/26	EUR	2,457	2,721
Hera SpA	0.875%	7/5/27	EUR	4,913	5,376
Hera SpA	5.200%	1/29/28	EUR	2,908	3,508
Hera SpA	0.250%	12/3/30	EUR	2,900	2,805
Hera SpA	4.250%	4/20/33	EUR	3,400	4,030
Hera SpA	1.000%	4/25/34	EUR	3,491	3,189
Iccrea Banca SpA	6.875%	1/20/28	EUR	5,000	6,053
Iccrea Banca SpA	3.500%	6/5/34	EUR	10,000	11,578
Intesa Sanpaolo SpA	0.375%	9/14/26	EUR	4,913	5,440
Intesa Sanpaolo SpA	1.000%	11/19/26	EUR	6,367	7,063
Intesa Sanpaolo SpA	1.125%	10/4/27	EUR	6,683	7,378
Intesa Sanpaolo SpA	5.000%	3/8/28	EUR	5,000	5,886
Intesa Sanpaolo SpA	1.750%	3/20/28	EUR	12,669	13,955
Intesa Sanpaolo SpA	3.625%	6/30/28	EUR	11,000	12,933
Intesa Sanpaolo SpA	6.500%	3/14/29	GBP	4,500	6,204
Intesa Sanpaolo SpA	1.250%	1/15/30	EUR	100	107
Intesa Sanpaolo SpA	2.500%	1/15/30	GBP	6,455	7,656
Intesa Sanpaolo SpA	4.875%	5/19/30	EUR	15,000	18,392
Intesa Sanpaolo SpA	1.350%	2/24/31	EUR	18,875	19,026
Intesa Sanpaolo SpA	5.125%	8/29/31	EUR	8,570	10,683
Intesa Sanpaolo SpA	5.625%	3/8/33	EUR	2,000	2,528
Intesa Sanpaolo SpA	2.625%	3/11/36	GBP	2,776	2,736
Iren SpA	3.875%	7/22/32	EUR	2,000	2,329
Italgas SpA	3.125%	2/8/29	EUR	4,600	5,252
Italgas SpA	0.875%	4/24/30	EUR	3,908	4,009
Leasys SpA	3.875%	3/1/28	EUR	9,000	10,440
Mediobanca Banca di Credito Finanziario SpA	0.750%	11/2/28	EUR	5,000	5,381
Mediobanca Banca di Credito Finanziario SpA	1.250%	11/24/29	EUR	11,274	12,046
Mediobanca Banca di Credito Finanziario SpA	4.375%	2/1/30	EUR	13,000	15,370
Mediobanca Banca di Credito Finanziario SpA	3.000%	9/4/31	EUR	3,200	3,657
Snam SpA	0.875%	10/25/26	EUR	9,570	10,599
Snam SpA	3.375%	12/5/26	EUR	5,000	5,743
Snam SpA	0.750%	6/20/29	EUR	10,600	11,022
Snam SpA	0.750%	6/17/30	EUR	12,500	12,692
Snam SpA	0.625%	6/30/31	EUR	10,000	9,746
Snam SpA	3.875%	2/19/34	EUR	2,500	2,876
Snam SpA	1.000%	9/12/34	EUR	3,910	3,528
Snam SpA	4.500%	Perpetual	EUR	5,000	5,725
Terna - Rete Elettrica Nazionale	1.375%	7/26/27	EUR	4,796	5,293
Terna - Rete Elettrica Nazionale	1.000%	10/11/28	EUR	6,502	6,968
Terna - Rete Elettrica Nazionale	3.625%	4/21/29	EUR	8,000	9,307
Terna - Rete Elettrica Nazionale	3.500%	1/17/31	EUR	7,000	8,111
UniCredit SpA	2.200%	7/22/27	EUR	18,465	20,784
UniCredit SpA	0.925%	1/18/28	EUR	5,000	5,507
UniCredit SpA	3.875%	6/11/28	EUR	10,000	11,566
UniCredit SpA	4.450%	2/16/29	EUR	9,000	10,601
UniCredit SpA	3.500%	7/31/30	EUR	22,834	26,876
UniCredit SpA	0.850%	1/19/31	EUR	12,014	11,882
UniCredit SpA	4.300%	1/23/31	EUR	15,000	17,700
UniCredit SpA	5.375%	4/16/34	EUR	4,053	4,840
UniCredit SpA	4.200%	6/11/34	EUR	7,000	8,152
					1,124,226

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan (0.4%)
Asahi Group Holdings Ltd.	0.336%	4/19/27	EUR	5,500	5,983
Asahi Group Holdings Ltd.	0.290%	6/1/27	JPY	200,000	1,379
Asahi Group Holdings Ltd.	0.541%	10/23/28	EUR	4,750	5,006
Astellas Pharma Inc.	0.519%	8/31/28	JPY	200,000	1,374
Bridgestone Corp.	0.295%	4/21/27	JPY	300,000	2,071
Central Japan Railway Co.	2.157%	12/18/29	JPY	500,000	3,652
Central Nippon Expressway Co. Ltd.	0.050%	5/8/26	JPY	4,600,000	31,941
Central Nippon Expressway Co. Ltd.	0.050%	7/27/26	JPY	480,000	3,326
Central Nippon Expressway Co. Ltd.	0.040%	9/17/26	JPY	300,000	2,076
Central Nippon Expressway Co. Ltd.	0.125%	3/18/27	JPY	300,000	2,069
Central Nippon Expressway Co. Ltd.	0.166%	8/18/27	JPY	1,000,000	6,878
Central Nippon Expressway Co. Ltd.	0.439%	12/13/27	JPY	400,000	2,765
Central Nippon Expressway Co. Ltd.	0.628%	1/21/28	JPY	200,000	1,389
Central Nippon Expressway Co. Ltd.	0.514%	2/21/28	JPY	300,000	2,075
Central Nippon Expressway Co. Ltd.	0.385%	5/18/28	JPY	400,000	2,751
Central Nippon Expressway Co. Ltd.	0.439%	8/17/28	JPY	1,200,000	8,256
Central Nippon Expressway Co. Ltd.	0.464%	9/14/28	JPY	500,000	3,439
Central Nippon Expressway Co. Ltd.	0.597%	3/28/29	JPY	400,000	2,753
Central Nippon Expressway Co. Ltd.	0.759%	5/29/29	JPY	1,000,000	6,918
Central Nippon Expressway Co. Ltd.	1.021%	1/25/30	JPY	900,000	6,275
Chugoku Electric Power Co. Inc.	0.920%	5/25/33	JPY	500,000	3,313
Daiichi Sankyo Co. Ltd.	0.810%	7/25/36	JPY	700,000	4,363
Denso Corp.	0.315%	3/17/28	JPY	500,000	3,430
East Japan Railway Co.	1.162%	9/15/28	GBP	3,326	3,979
East Japan Railway Co.	3.245%	9/8/30	EUR	5,000	5,792
East Japan Railway Co.	4.750%	12/8/31	GBP	5,000	6,606
East Japan Railway Co.	4.875%	6/14/34	GBP	5,150	6,718
East Japan Railway Co.	1.104%	9/15/39	EUR	5,786	4,635
East Japan Railway Co.	4.110%	2/22/43	EUR	10,500	12,061
East Nippon Expressway Co. Ltd.	0.230%	6/18/27	JPY	600,000	4,139
East Nippon Expressway Co. Ltd.	0.140%	7/31/29	JPY	630,000	4,239
East Nippon Expressway Co. Ltd.	0.140%	11/29/29	JPY	400,000	2,680
East Nippon Expressway Co. Ltd.	0.220%	1/31/30	JPY	370,000	2,483
East Nippon Expressway Co. Ltd.	0.190%	11/29/30	JPY	1,800,000	11,959
East Nippon Expressway Co. Ltd.	0.185%	1/29/31	JPY	200,000	1,326
East Nippon Expressway Co. Ltd.	0.230%	4/23/31	JPY	600,000	3,976
East Nippon Expressway Co. Ltd.	0.140%	7/15/31	JPY	10,000	66
ENEOS Holdings Inc.	0.834%	6/15/32	JPY	200,000	1,337
Fast Retailing Co. Ltd.	0.405%	6/6/28	JPY	800,000	5,487
FUJIFILM Holdings Corp.	0.195%	4/20/27	JPY	200,000	1,379
Hikari Tsushin Inc.	1.790%	3/23/33	JPY	300,000	1,953
Hitachi Ltd.	0.290%	3/12/30	JPY	200,000	1,337
JT International Financial Services BV	1.000%	11/26/29	EUR	3,696	3,859
JT International Financial Services BV	2.750%	9/28/33	GBP	2,501	2,752
Kansai Electric Power Co. Inc.	0.470%	5/25/27	JPY	586,000	4,055
Kansai Electric Power Co. Inc.	0.490%	7/23/27	JPY	119,000	823
Kansai Electric Power Co. Inc.	0.460%	12/20/27	JPY	341,000	2,350
Kansai Electric Power Co. Inc.	0.440%	12/20/30	JPY	373,000	2,480
Kansai Electric Power Co. Inc.	0.370%	9/19/31	JPY	213,000	1,372
Kirin Holdings Co. Ltd.	0.090%	6/3/26	JPY	200,000	1,388
Kubota Corp.	0.300%	6/2/27	JPY	400,000	2,758
Kubota Corp.	0.514%	6/2/32	JPY	300,000	1,979
Kyushu Electric Power Co. Inc.	0.430%	5/25/29	JPY	89,000	605
Kyushu Electric Power Co. Inc.	0.375%	11/22/29	JPY	600,000	4,041
Kyushu Electric Power Co. Inc.	0.340%	4/25/31	JPY	50,000	329
Mitsubishi Corp.	1.518%	6/25/32	JPY	800,000	5,656
Mitsubishi Heavy Industries Ltd.	0.270%	9/1/31	JPY	400,000	2,621
Mitsubishi UFJ Financial Group Inc.	0.250%	11/4/27	JPY	300,000	2,072
Mitsubishi UFJ Financial Group Inc.	1.029%	3/7/29	JPY	500,000	3,473
Mitsubishi UFJ Financial Group Inc.	0.848%	7/19/29	EUR	7,821	8,137
Mitsubishi UFJ Financial Group Inc.	3.556%	9/5/32	EUR	8,000	9,135
Mitsui Fudosan Co. Ltd.	0.810%	6/6/33	JPY	600,000	3,940
Mitsui Fudosan Co. Ltd.	1.057%	9/12/33	JPY	500,000	3,334
Mizuho Financial Group Inc.	0.650%	1/26/27	JPY	127,000	879
Mizuho Financial Group Inc.	5.628%	6/13/28	GBP	2,100	2,870
Mizuho Financial Group Inc.	0.402%	9/6/29	EUR	2,457	2,499
Mizuho Financial Group Inc.	0.797%	4/15/30	EUR	4,913	4,985
Mizuho Financial Group Inc.	0.895%	6/24/30	JPY	100,000	674
Mizuho Financial Group Inc.	4.608%	8/28/30	EUR	3,200	3,880

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Mizuho Financial Group Inc.	0.693%	10/7/30	EUR	19,300	19,184
Mizuho Financial Group Inc.	4.029%	9/5/32	EUR	2,000	2,339
Mizuho Financial Group Inc.	0.843%	4/12/33	EUR	3,000	2,840
NTT Finance Corp.	0.280%	12/20/27	JPY	500,000	3,427
NTT Finance Corp.	0.614%	9/20/28	JPY	400,000	2,750
NTT Finance Corp.	0.399%	12/13/28	EUR	8,400	8,798
NTT Finance Corp.	0.923%	12/20/29	JPY	700,000	4,820
NTT Finance Corp.	0.648%	6/20/30	JPY	200,000	1,350
NTT Finance Corp.	0.380%	9/20/30	JPY	4,300,000	28,582
NTT Finance Corp.	3.359%	3/12/31	EUR	5,000	5,780
NTT Finance Corp.	0.270%	9/19/31	JPY	200,000	1,303
NTT Finance Corp.	0.838%	6/20/33	JPY	1,500,000	9,843
ORIX Corp.	4.477%	6/1/28	EUR	4,500	5,349
ORIX Corp.	3.780%	5/29/29	EUR	2,400	2,787
Panasonic Holdings Corp.	0.470%	9/18/26	JPY	1,000,000	6,923
Panasonic Holdings Corp.	0.709%	9/14/28	JPY	700,000	4,815
Panasonic Holdings Corp.	0.370%	3/5/30	JPY	300,000	1,996
Panasonic Holdings Corp.	1.342%	9/14/33	JPY	500,000	3,395
Seven & i Holdings Co. Ltd.	0.280%	12/20/27	JPY	200,000	1,364
Seven & i Holdings Co. Ltd.	1.392%	11/2/33	JPY	500,000	3,332
Sompo Japan Insurance Inc.	0.425%	10/14/27	JPY	200,000	1,377
Sony Group Corp.	0.450%	12/8/27	JPY	100,000	691
Sony Group Corp.	0.300%	10/10/29	JPY	300,000	2,024
Sumitomo Electric Industries Ltd.	0.809%	7/13/33	JPY	300,000	1,987
Sumitomo Mitsui Banking Corp.	0.267%	6/18/26	EUR	4,913	5,444
Sumitomo Mitsui Banking Corp.	0.409%	11/7/29	EUR	3,459	3,554
Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	EUR	5,455	6,118
Sumitomo Mitsui Financial Group Inc.	0.550%	6/8/27	JPY	200,000	1,392
Sumitomo Mitsui Financial Group Inc.	0.750%	6/8/29	JPY	300,000	2,063
Sumitomo Mitsui Financial Group Inc.	0.632%	10/23/29	EUR	12,365	12,617
Sumitomo Mitsui Trust Bank Ltd.	0.010%	10/15/27	EUR	8,868	9,496
Suntory Holdings Ltd.	0.800%	5/25/33	JPY	200,000	1,312
Takeda Pharmaceutical Co. Ltd.	2.250%	11/21/26	EUR	4,181	4,717
Takeda Pharmaceutical Co. Ltd.	0.750%	7/9/27	EUR	5,000	5,459
Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/30	EUR	12,286	13,932
Takeda Pharmaceutical Co. Ltd.	0.400%	10/14/31	JPY	1,000,000	6,539
Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/32	EUR	5,500	5,513
Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/40	EUR	4,136	3,659
TDK Corp.	0.260%	12/1/28	JPY	400,000	2,702
Toyota Motor Corp.	0.219%	3/18/31	JPY	500,000	3,303
Toyota Motor Corp.	0.735%	6/1/33	JPY	400,000	2,658
Toyota Motor Finance Netherlands BV	4.000%	4/2/27	EUR	4,900	5,704
West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	470,000	3,267
West Nippon Expressway Co. Ltd.	0.175%	8/28/26	JPY	1,440,000	9,993
West Nippon Expressway Co. Ltd.	0.200%	10/19/26	JPY	200,000	1,387
West Nippon Expressway Co. Ltd.	0.105%	3/19/27	JPY	500,000	3,447
West Nippon Expressway Co. Ltd.	0.390%	5/25/28	JPY	700,000	4,814
West Nippon Expressway Co. Ltd.	0.369%	7/27/28	JPY	500,000	3,432
West Nippon Expressway Co. Ltd.	0.484%	8/31/28	JPY	400,000	2,754
					530,912
Luxembourg (0.2%)
Acef Holding SCA	0.750%	6/14/28	EUR	6,393	6,746
Acef Holding SCA	1.250%	4/26/30	EUR	8,086	8,226
Aroundtown Finance Sarl	8.625%	Perpetual	GBP	1,700	2,202
AXA Logistics Europe Master SCA	0.375%	11/15/26	EUR	3,000	3,271
AXA Logistics Europe Master SCA	0.875%	11/15/29	EUR	1,000	1,018
Bevco Lux Sarl	1.000%	1/16/30	EUR	3,786	3,810
Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	EUR	6,471	7,150
Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	EUR	4,710	5,142
Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	GBP	1,200	1,471
Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	EUR	4,272	4,541
Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	EUR	6,200	7,025
Blackstone Property Partners Europe Holdings Sarl	4.875%	4/29/32	GBP	4,200	5,259
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.500%	1/27/28	EUR	4,658	4,926
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.900%	10/12/29	EUR	1,600	1,626
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF-Pan European Core Fund	4.750%	3/27/34	EUR	1,400	1,668
Eurofins Scientific SE	3.750%	7/17/26	EUR	5,100	5,841
Eurofins Scientific SE	4.000%	7/6/29	EUR	8,157	9,489
Eurofins Scientific SE	0.875%	5/19/31	EUR	3,000	2,878

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
JAB Holdings BV	1.750%	6/25/26	EUR	6,900	7,757
JAB Holdings BV	2.500%	4/17/27	EUR	2,500	2,822
JAB Holdings BV	1.000%	12/20/27	EUR	3,000	3,246
JAB Holdings BV	2.500%	6/25/29	EUR	1,900	2,114
JAB Holdings BV	4.750%	6/29/32	EUR	9,000	10,781
JAB Holdings BV	3.375%	4/17/35	EUR	3,000	3,238
JAB Holdings BV	2.250%	12/19/39	EUR	11,200	9,556
Logicor Financing Sarl	1.500%	7/13/26	EUR	4,000	4,461
Logicor Financing Sarl	1.625%	7/15/27	EUR	4,913	5,389
Logicor Financing Sarl	3.250%	11/13/28	EUR	5,820	6,565
Logicor Financing Sarl	2.750%	1/15/30	GBP	5,600	6,546
Logicor Financing Sarl	1.625%	1/17/30	EUR	2,000	2,063
Logicor Financing Sarl	0.875%	1/14/31	EUR	1,986	1,921
P3 Group Sarl	1.625%	1/26/29	EUR	5,600	5,924
Prologis International Funding II SA	1.750%	3/15/28	EUR	375	413
Prologis International Funding II SA	0.875%	7/9/29	EUR	2,958	3,077
Prologis International Funding II SA	3.625%	3/7/30	EUR	4,000	4,625
Prologis International Funding II SA	3.125%	6/1/31	EUR	3,000	3,356
Prologis International Funding II SA	1.625%	6/17/32	EUR	6,181	6,210
Prologis International Funding II SA	3.700%	10/7/34	EUR	2,800	3,133
Prologis International Funding II SA	3.000%	2/22/42	GBP	800	736
SELP Finance Sarl	1.500%	12/20/26	EUR	2,552	2,837
SELP Finance Sarl	0.875%	5/27/29	EUR	10,900	11,277
SES SA	0.875%	11/4/27	EUR	1,810	1,936
SES SA	2.000%	7/2/28	EUR	2,100	2,269
					194,541
Mexico (0.0%)
America Movil SAB de CV	5.000%	10/27/26	GBP	3,139	4,194
America Movil SAB de CV	0.750%	6/26/27	EUR	2,141	2,328
America Movil SAB de CV	2.125%	3/10/28	EUR	2,501	2,778
America Movil SAB de CV	5.750%	6/28/30	GBP	3,410	4,674
America Movil SAB de CV	4.948%	7/22/33	GBP	1,100	1,415
America Movil SAB de CV	4.375%	8/7/41	GBP	3,704	4,047
					19,436
Netherlands (1.0%)
ABN AMRO Bank NV	2.375%	6/1/27	EUR	7,000	7,896
ABN AMRO Bank NV	4.000%	1/16/28	EUR	5,000	5,867
ABN AMRO Bank NV	5.125%	2/22/28	GBP	7,600	10,229
ABN AMRO Bank NV	4.375%	10/20/28	EUR	22,000	26,172
ABN AMRO Bank NV	0.500%	9/23/29	EUR	10,000	10,174
ABN AMRO Bank NV	1.500%	9/30/30	EUR	10,593	11,399
ABN AMRO Bank NV	1.000%	4/13/31	EUR	4,000	4,148
ABN AMRO Bank NV	3.000%	6/1/32	EUR	2,100	2,311
ABN AMRO Bank NV	5.125%	2/22/33	EUR	10,000	11,790
ABN AMRO Bank NV	1.000%	6/2/33	EUR	4,300	4,037
ABN AMRO Bank NV	5.500%	9/21/33	EUR	10,000	12,001
ABN AMRO Bank NV	1.375%	1/10/34	EUR	7,000	7,032
ABN AMRO Bank NV	4.500%	11/21/34	EUR	10,000	12,172
ABN AMRO Bank NV	0.375%	1/14/35	EUR	19,600	17,403
ABN AMRO Bank NV	1.375%	1/12/37	EUR	10,800	10,168
ABN AMRO Bank NV	1.450%	4/12/38	EUR	13,700	12,600
ABN AMRO Bank NV	1.125%	4/23/39	EUR	2,500	2,153
ABN AMRO Bank NV	0.400%	9/17/41	EUR	11,400	8,107
Achmea Bank NV	3.000%	2/7/34	EUR	12,900	14,683
Achmea BV	5.625%	11/2/44	EUR	3,400	4,023
Aegon Ltd.	6.125%	12/15/31	GBP	1,000	1,410
Akzo Nobel NV	1.625%	4/14/30	EUR	11,400	12,003
Akzo Nobel NV	4.000%	5/24/33	EUR	5,000	5,820
Alliander NV	0.375%	6/10/30	EUR	3,684	3,700
Alliander NV	0.875%	6/24/32	EUR	2,000	1,964
ASML Holding NV	1.375%	7/7/26	EUR	9,275	10,393
ASML Holding NV	1.625%	5/28/27	EUR	733	819
ASML Holding NV	0.625%	5/7/29	EUR	3,786	3,964
ASML Holding NV	0.250%	2/25/30	EUR	7,934	7,992
ASR Nederland NV	7.000%	12/7/43	EUR	9,200	12,092
ASR Nederland NV	3.375%	5/2/49	EUR	4,075	4,527
Ayvens Bank NV	0.250%	9/7/26	EUR	4,000	4,403
Citycon Treasury BV	6.500%	3/8/29	EUR	1,400	1,680
Cooperatieve Rabobank UA	4.250%	5/12/26	AUD	500	321

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	6,470	8,126
Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	2,146	2,390
Cooperatieve Rabobank UA	0.000%	6/21/27	EUR	22,600	24,530
Cooperatieve Rabobank UA	0.375%	12/1/27	EUR	12,900	14,112
Cooperatieve Rabobank UA	0.875%	2/8/28	EUR	18,500	20,268
Cooperatieve Rabobank UA	1.875%	7/12/28	GBP	10,500	13,197
Cooperatieve Rabobank UA	0.875%	2/1/29	EUR	20,000	21,491
Cooperatieve Rabobank UA	5.051%	2/26/29	AUD	8,300	5,451
Cooperatieve Rabobank UA	4.233%	4/25/29	EUR	14,000	16,514
Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	3,688	4,810
Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	3,466	4,647
Cooperatieve Rabobank UA	4.000%	1/10/30	EUR	9,000	10,646
Cooperatieve Rabobank UA	0.125%	12/1/31	EUR	10,800	10,425
Cooperatieve Rabobank UA	0.750%	3/2/32	EUR	3,000	2,998
Cooperatieve Rabobank UA	1.250%	5/31/32	EUR	3,700	3,804
Cooperatieve Rabobank UA	7.074%	10/26/32	AUD	1,700	1,140
Cooperatieve Rabobank UA	0.625%	2/25/33	EUR	11,800	10,916
Cooperatieve Rabobank UA	3.106%	6/7/33	EUR	12,500	14,500
Cooperatieve Rabobank UA	3.064%	2/1/34	EUR	10,000	11,545
Cooperatieve Rabobank UA	3.822%	7/26/34	EUR	5,000	5,759
Cooperatieve Rabobank UA	1.500%	4/26/38	EUR	3,500	3,238
Cooperatieve Rabobank UA	0.750%	6/21/39	EUR	6,000	4,881
Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	316	405
CTP NV	0.750%	2/18/27	EUR	5,786	6,296
CTP NV	1.250%	6/21/29	EUR	300	311
CTP NV	4.750%	2/5/30	EUR	5,800	6,876
CTP NV	1.500%	9/27/31	EUR	2,496	2,456
de Volksbank NV	0.250%	6/22/26	EUR	3,000	3,314
de Volksbank NV	2.375%	5/4/27	EUR	6,700	7,560
de Volksbank NV	0.750%	5/18/27	EUR	2,500	2,758
de Volksbank NV	0.375%	3/3/28	EUR	7,300	7,736
de Volksbank NV	0.750%	10/24/31	EUR	2,457	2,466
DSM BV	0.750%	9/28/26	EUR	10,700	11,859
DSM BV	0.250%	6/23/28	EUR	4,000	4,232
DSM BV	0.625%	6/23/32	EUR	8,500	8,201
Enexis Holding NV	0.750%	7/2/31	EUR	5,000	4,990
Enexis Holding NV	3.625%	6/12/34	EUR	5,000	5,850
Euronext NV	1.125%	6/12/29	EUR	4,000	4,247
Euronext NV	0.750%	5/17/31	EUR	3,000	2,960
Euronext NV	1.500%	5/17/41	EUR	3,200	2,646
EXOR NV	1.750%	1/18/28	EUR	2,592	2,859
EXOR NV	2.250%	4/29/30	EUR	5,947	6,465
EXOR NV	0.875%	1/19/31	EUR	3,000	2,996
EXOR NV	3.750%	2/14/33	EUR	1,636	1,867
Heineken NV	1.375%	1/29/27	EUR	4,958	5,517
Heineken NV	1.500%	10/3/29	EUR	100	108
Heineken NV	2.250%	3/30/30	EUR	7,369	8,138
Heineken NV	3.875%	9/23/30	EUR	7,500	8,880
Heineken NV	1.250%	5/7/33	EUR	4,000	3,902
Heineken NV	1.750%	5/7/40	EUR	11,529	9,992
IMCD NV	4.875%	9/18/28	EUR	5,000	5,935
ING Bank NV	2.625%	1/10/28	EUR	5,000	5,733
ING Bank NV	0.875%	4/11/28	EUR	7,700	8,399
ING Bank NV	2.500%	2/21/30	EUR	30,000	34,060
ING Bank NV	0.125%	12/8/32	EUR	18,400	17,698
ING Bank NV	3.000%	5/21/34	EUR	10,000	11,433
ING Groep NV	0.375%	9/29/28	EUR	24,800	26,535
ING Groep NV	0.250%	2/18/29	EUR	19,800	20,824
ING Groep NV	0.250%	2/1/30	EUR	9,500	9,707
ING Groep NV	0.875%	11/29/30	EUR	3,000	3,079
ING Groep NV	1.750%	2/16/31	EUR	5,400	5,729
ING Groep NV	2.125%	5/26/31	EUR	8,000	8,974
ING Groep NV	0.875%	6/9/32	EUR	3,000	3,248
ING Groep NV	1.000%	11/16/32	EUR	5,000	5,376
ING Groep NV	6.250%	5/20/33	GBP	3,500	4,758
ING Groep NV	4.125%	8/24/33	EUR	2,000	2,310
ING Groep NV	5.250%	11/14/33	EUR	2,000	2,511
ING Groep NV	4.750%	5/23/34	EUR	10,000	12,131
ING Groep NV	4.375%	8/15/34	EUR	8,000	9,293
ING Groep NV	4.000%	2/12/35	EUR	3,000	3,471

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
ING Groep NV	5.000%	2/20/35	EUR	5,500	6,554
ING Groep NV	3.750%	9/3/35	EUR	10,000	11,241
JDE Peet's NV	0.625%	2/9/28	EUR	8,300	8,850
JDE Peet's NV	0.500%	1/16/29	EUR	10,500	10,861
JDE Peet's NV	4.125%	1/23/30	EUR	5,000	5,865
JDE Peet's NV	1.125%	6/16/33	EUR	8,000	7,445
JDE Peet's NV	4.500%	1/23/34	EUR	6,300	7,456
Knab NV	0.750%	6/27/59	EUR	1,300	1,426
Koninklijke Ahold Delhaize NV	1.750%	4/2/27	EUR	5,000	5,591
Koninklijke Ahold Delhaize NV	0.375%	3/18/30	EUR	4,000	4,013
Koninklijke Ahold Delhaize NV	3.875%	3/11/36	EUR	7,000	8,065
Koninklijke KPN NV	5.750%	9/17/29	GBP	3,944	5,449
Koninklijke KPN NV	3.875%	7/3/31	EUR	2,500	2,954
Koninklijke KPN NV	0.875%	12/14/32	EUR	6,900	6,563
Koninklijke KPN NV	0.875%	11/15/33	EUR	1,800	1,665
Koninklijke KPN NV	3.875%	2/16/36	EUR	5,000	5,715
Koninklijke Philips NV	0.500%	5/22/26	EUR	3,000	3,335
Koninklijke Philips NV	1.375%	5/2/28	EUR	3,775	4,127
Koninklijke Philips NV	2.000%	3/30/30	EUR	4,913	5,328
Louis Dreyfus Co. Finance BV	1.625%	4/28/28	EUR	2,100	2,300
Nationale-Nederlanden Bank NV	0.500%	9/21/28	EUR	9,000	9,480
Nationale-Nederlanden Bank NV	0.375%	3/4/41	EUR	10,000	7,192
Nederlandse Gasunie NV	1.000%	5/11/26	EUR	8,293	9,292
Nederlandse Gasunie NV	0.375%	10/3/31	EUR	1,455	1,406
NIBC Bank NV	0.625%	6/1/26	EUR	5,700	6,354
NIBC Bank NV	0.250%	9/9/26	EUR	10,000	10,966
NIBC Bank NV	0.500%	3/19/27	EUR	7,600	8,356
NIBC Bank NV	1.000%	9/11/28	EUR	2,500	2,699
NIBC Bank NV	0.010%	10/15/29	EUR	5,000	5,064
NIBC Bank NV	0.125%	4/21/31	EUR	23,000	22,340
NN Group NV	1.625%	6/1/27	EUR	3,100	3,468
NN Group NV	5.250%	3/1/43	EUR	3,800	4,561
NN Group NV	6.000%	11/3/43	EUR	7,500	9,362
NN Group NV	4.625%	1/13/48	EUR	6,591	7,746
PostNL NV	0.625%	9/23/26	EUR	2,457	2,705
RELX Finance BV	3.375%	3/20/33	EUR	2,500	2,830
Royal Schiphol Group NV	2.000%	4/6/29	EUR	17,546	19,358
Royal Schiphol Group NV	0.875%	9/8/32	EUR	5,000	4,813
Sandoz Finance BV	4.500%	11/17/33	EUR	2,500	3,002
Shell International Finance BV	1.625%	1/20/27	EUR	11,925	13,308
Shell International Finance BV	0.125%	11/8/27	EUR	2,457	2,619
Shell International Finance BV	1.500%	4/7/28	EUR	8,000	8,796
Shell International Finance BV	1.250%	5/12/28	EUR	4,217	4,588
Shell International Finance BV	0.750%	8/15/28	EUR	4,913	5,243
Shell International Finance BV	1.000%	12/10/30	GBP	2,771	3,086
Shell International Finance BV	1.875%	4/7/32	EUR	13,913	14,579
Shell International Finance BV	0.875%	11/8/39	EUR	4,868	3,708
Shell International Finance BV	1.750%	9/10/52	GBP	2,457	1,439
Stedin Holding NV	0.500%	11/14/29	EUR	2,457	2,530
Stedin Holding NV	2.375%	6/3/30	EUR	2,500	2,784
TenneT Holding BV	1.000%	6/13/26	EUR	2,100	2,348
TenneT Holding BV	1.625%	11/17/26	EUR	7,200	8,077
TenneT Holding BV	1.375%	6/5/28	EUR	13,613	14,993
TenneT Holding BV	3.875%	10/28/28	EUR	3,600	4,245
TenneT Holding BV	1.375%	6/26/29	EUR	5,149	5,614
TenneT Holding BV	2.125%	11/17/29	EUR	5,500	6,126
TenneT Holding BV	0.875%	6/3/30	EUR	5,403	5,669
TenneT Holding BV	0.500%	6/9/31	EUR	3,000	3,029
TenneT Holding BV	4.250%	4/28/32	EUR	2,500	3,045
TenneT Holding BV	0.125%	11/30/32	EUR	500	470
TenneT Holding BV	2.375%	5/17/33	EUR	3,350	3,685
TenneT Holding BV	1.250%	10/24/33	EUR	822	828
TenneT Holding BV	2.000%	6/5/34	EUR	2,000	2,112
TenneT Holding BV	4.500%	10/28/34	EUR	2,000	2,487
TenneT Holding BV	0.875%	6/16/35	EUR	11,600	10,775
TenneT Holding BV	1.875%	6/13/36	EUR	2,737	2,776
TenneT Holding BV	1.500%	6/3/39	EUR	5,062	4,661
TenneT Holding BV	0.500%	11/30/40	EUR	7,516	5,989
TenneT Holding BV	1.125%	6/9/41	EUR	5,300	4,455
TenneT Holding BV	2.750%	5/17/42	EUR	3,900	4,107

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
TenneT Holding BV	4.750%	10/28/42	EUR	3,500	4,318
Universal Music Group NV	3.000%	6/30/27	EUR	4,028	4,614
Universal Music Group NV	4.000%	6/13/31	EUR	5,000	5,895
Vesteda Finance BV	1.500%	5/24/27	EUR	1,906	2,114
Vesteda Finance BV	0.750%	10/18/31	EUR	2,786	2,673
VIA Outlets BV	1.750%	11/15/28	EUR	2,400	2,585
Wolters Kluwer NV	0.250%	3/30/28	EUR	1,500	1,594
Wolters Kluwer NV	0.750%	7/3/30	EUR	2,800	2,858
Wolters Kluwer NV	3.750%	4/3/31	EUR	5,000	5,888
					1,264,439
New Zealand (0.1%)
ANZ New Zealand International Ltd.	0.200%	9/23/27	EUR	16,876	18,108
ASB Bank Ltd.	1.646%	5/4/26	NZD	3,000	1,751
ASB Bank Ltd.	4.500%	3/16/27	EUR	8,000	9,389
ASB Bank Ltd.	0.500%	9/24/29	EUR	2,500	2,543
ASB Bank Ltd.	0.250%	5/21/31	EUR	34,362	33,564
Bank of New Zealand	1.884%	6/8/26	NZD	1,000	584
Contact Energy Ltd.	6.398%	11/21/30	AUD	7,900	5,392
Fonterra Co-operative Group Ltd.	4.000%	11/2/27	AUD	200	127
					71,458
Norway (0.3%)
Aker BP ASA	1.125%	5/12/29	EUR	8,200	8,559
Aker BP ASA	4.000%	5/29/32	EUR	4,000	4,546
Avinor A/S	0.750%	10/1/30	EUR	8,000	8,087
DNB Bank ASA	3.125%	9/21/27	EUR	12,400	14,181
DNB Bank ASA	0.375%	1/18/28	EUR	200	219
DNB Bank ASA	4.500%	7/19/28	EUR	26,500	31,123
DNB Bank ASA	0.250%	2/23/29	EUR	12,000	12,680
DNB Bank ASA	4.000%	3/14/29	EUR	19,000	22,376
DNB Bank ASA	4.625%	2/28/33	EUR	8,000	9,373
DNB Bank ASA	5.000%	9/13/33	EUR	10,000	11,882
DNB Boligkreditt A/S	0.250%	9/7/26	EUR	20,576	22,758
DNB Boligkreditt A/S	0.010%	5/12/28	EUR	27,000	28,658
DNB Boligkreditt A/S	2.625%	1/28/30	EUR	5,000	5,715
Eika Boligkreditt A/S	0.010%	3/23/28	EUR	9,057	9,639
Eika Boligkreditt A/S	3.250%	6/14/33	EUR	2,500	2,918
Equinor ASA	0.750%	5/22/26	EUR	5,518	6,152
Equinor ASA	0.750%	11/9/26	EUR	6,953	7,696
Equinor ASA	1.250%	2/17/27	EUR	14,481	16,085
Equinor ASA	6.125%	11/27/28	GBP	4,302	6,057
Equinor ASA	6.875%	3/11/31	GBP	3,477	5,148
Equinor ASA	1.375%	5/22/32	EUR	12,567	12,748
Equinor ASA	1.625%	2/17/35	EUR	4,501	4,358
Equinor ASA	1.625%	11/9/36	EUR	1,004	938
Equinor ASA	4.250%	4/10/41	GBP	2,293	2,605
SpareBank 1 Boligkreditt A/S	0.125%	5/14/26	EUR	4,913	5,460
SpareBank 1 Boligkreditt A/S	0.250%	8/30/26	EUR	20,228	22,393
SpareBank 1 Boligkreditt A/S	0.125%	1/20/28	EUR	29,000	31,104
SpareBank 1 Boligkreditt A/S	0.125%	11/5/29	EUR	10,013	10,245
SpareBank 1 Boligkreditt A/S	3.000%	5/15/34	EUR	20,000	22,937
SpareBank 1 SMN	0.010%	2/18/28	EUR	9,017	9,522
SR-Boligkreditt A/S	1.625%	3/15/28	EUR	28,840	32,174
Statkraft A/S	1.500%	3/26/30	EUR	1,323	1,414
Statkraft A/S	3.500%	6/9/33	EUR	2,000	2,322
Statkraft A/S	3.750%	3/22/39	EUR	3,500	4,103
Statnett SF	1.250%	4/26/30	EUR	5,597	5,934
Storebrand Livsforsikring A/S	1.875%	9/30/51	EUR	4,321	4,298
Telenor ASA	0.750%	5/31/26	EUR	7,911	8,818
Telenor ASA	1.125%	5/31/29	EUR	6,614	7,057
Telenor ASA	0.625%	9/25/31	EUR	2,500	2,448
Telenor ASA	0.875%	2/14/35	EUR	5,000	4,532
Var Energi ASA	5.500%	5/4/29	EUR	5,000	6,069
					435,331
Poland (0.0%)
ORLEN SA	1.125%	5/27/28	EUR	1,000	1,066
ORLEN SA	4.750%	7/13/30	EUR	3,420	4,105
					5,171

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Portugal (0.1%)
Banco BPI SA	3.625%	7/4/28	EUR	20,000	23,502
Banco Santander Totta SA	1.250%	9/26/27	EUR	4,600	5,089
Banco Santander Totta SA	3.375%	4/19/28	EUR	8,800	10,270
Banco Santander Totta SA	3.250%	2/15/31	EUR	10,000	11,704
BCR-Brisa Concessao Rodoviaria SA	2.375%	5/10/27	EUR	6,500	7,342
EDP Finance BV	0.375%	9/16/26	EUR	4,913	5,415
EDP Finance BV	1.500%	11/22/27	EUR	1,398	1,543
EDP SA	2.875%	6/1/26	EUR	1,900	2,158
EDP SA	1.625%	4/15/27	EUR	8,200	9,165
EDP Servicios Financieros Espana SA	3.500%	7/16/30	EUR	3,000	3,471
EDP Servicios Financieros Espana SA	4.375%	4/4/32	EUR	25,000	30,201
Fidelidade - Co. De Seguros SA	4.250%	9/4/31	EUR	1,500	1,700
Ren Finance BV	1.750%	1/18/28	EUR	1,296	1,425
					112,985
Romania (0.0%)
NE Property BV	1.875%	10/9/26	EUR	2,908	3,249
NE Property BV	3.375%	7/14/27	EUR	393	448
NE Property BV	2.000%	1/20/30	EUR	2,000	2,111
NE Property BV	4.250%	1/21/32	EUR	2,500	2,878
					8,686
Singapore (0.0%)
Temasek Financial I Ltd.	0.500%	11/20/31	EUR	10,829	10,590
Temasek Financial I Ltd.	3.500%	2/15/33	EUR	4,587	5,341
Temasek Financial I Ltd.	5.125%	7/26/40	GBP	3,234	4,236
Temasek Financial I Ltd.	1.250%	11/20/49	EUR	2,444	1,730
United Overseas Bank Ltd.	0.100%	5/25/29	EUR	15,348	15,741
United Overseas Bank Ltd.	3.580%	Perpetual	SGD	1,500	1,148
					38,786
Slovakia (0.0%)
Tatra Banka A/S	2.750%	10/9/28	EUR	30,000	34,209
South Africa (0.0%)
Anglo American Capital plc	5.000%	3/15/31	EUR	5,000	6,097
Anglo American Capital plc	4.750%	9/21/32	EUR	6,500	7,826
					13,923
South Korea (0.0%)
SK Hynix Inc.	4.266%	2/14/28	KRW	4,940,000	3,643
Spain (0.9%)
Abanca Corp. Bancaria SA	0.500%	9/8/27	EUR	1,600	1,759
Abanca Corp. Bancaria SA	5.250%	9/14/28	EUR	2,500	2,994
Abertis Infraestructuras SA	1.375%	5/20/26	EUR	300	337
Abertis Infraestructuras SA	3.375%	11/27/26	GBP	1,500	1,948
Abertis Infraestructuras SA	1.000%	2/27/27	EUR	600	663
Abertis Infraestructuras SA	2.375%	9/27/27	EUR	3,600	4,052
Abertis Infraestructuras SA	4.125%	1/31/28	EUR	6,000	7,046
Abertis Infraestructuras SA	1.250%	2/7/28	EUR	1,800	1,962
Abertis Infraestructuras SA	1.125%	3/26/28	EUR	3,000	3,246
Abertis Infraestructuras SA	2.250%	3/29/29	EUR	16,500	18,243
Abertis Infraestructuras SA	1.875%	3/26/32	EUR	3,000	3,081
Acciona Energia Financiacion Filiales SA	3.750%	4/25/30	EUR	2,500	2,868
Acciona Energia Financiacion Filiales SA	1.375%	1/26/32	EUR	3,200	3,114
Amadeus IT Group SA	1.875%	9/24/28	EUR	8,300	9,149
AYT Cedulas Cajas Global FTA	4.750%	5/25/27	EUR	17,300	20,559
Banco Bilbao Vizcaya Argentaria SA	0.875%	11/22/26	EUR	7,400	8,235
Banco Bilbao Vizcaya Argentaria SA	3.125%	7/17/27	EUR	10,900	12,620
Banco Bilbao Vizcaya Argentaria SA	3.375%	9/20/27	EUR	12,000	13,910
Banco Bilbao Vizcaya Argentaria SA	4.375%	10/14/29	EUR	3,700	4,466
Banco Bilbao Vizcaya Argentaria SA	3.625%	6/7/30	EUR	13,000	15,216
Banco Bilbao Vizcaya Argentaria SA	4.625%	1/13/31	EUR	9,500	11,411
Banco Bilbao Vizcaya Argentaria SA	5.750%	9/15/33	EUR	3,000	3,631
Banco Bilbao Vizcaya Argentaria SA	4.875%	2/8/36	EUR	17,000	20,034
Banco de Sabadell SA	3.500%	8/28/26	EUR	5,000	5,767
Banco de Sabadell SA	5.125%	11/10/28	EUR	4,000	4,786
Banco de Sabadell SA	5.250%	2/7/29	EUR	17,600	21,127
Banco de Sabadell SA	5.000%	6/7/29	EUR	10,000	12,027
Banco de Sabadell SA	5.500%	9/8/29	EUR	17,000	20,702

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Banco Santander SA	0.300%	10/4/26	EUR	5,000	5,502
Banco Santander SA	0.500%	2/4/27	EUR	4,500	4,918
Banco Santander SA	1.750%	2/17/27	GBP	3,000	3,784
Banco Santander SA	4.625%	5/4/27	EUR	900	1,071
Banco Santander SA	2.375%	9/8/27	EUR	30,000	34,197
Banco Santander SA	3.875%	1/16/28	EUR	5,000	5,847
Banco Santander SA	2.125%	2/8/28	EUR	1,400	1,550
Banco Santander SA	0.200%	2/11/28	EUR	7,300	7,726
Banco Santander SA	0.310%	6/9/28	CHF	3,465	4,154
Banco Santander SA	1.125%	10/25/28	EUR	2,500	2,722
Banco Santander SA	5.500%	6/11/29	GBP	10,000	13,533
Banco Santander SA	3.375%	1/11/30	EUR	5,000	5,888
Banco Santander SA	5.125%	1/25/30	GBP	5,000	6,733
Banco Santander SA	4.250%	6/12/30	EUR	10,000	12,045
Banco Santander SA	1.625%	10/22/30	EUR	8,000	8,238
Banco Santander SA	5.375%	1/17/31	GBP	5,000	6,751
Banco Santander SA	0.875%	5/9/31	EUR	5,100	5,217
Banco Santander SA	4.875%	10/18/31	EUR	22,000	26,901
Banco Santander SA	2.750%	9/8/32	EUR	25,000	28,338
Banco Santander SA	3.500%	10/2/32	EUR	14,000	15,797
Banco Santander SA	2.250%	10/4/32	GBP	3,000	3,729
Banco Santander SA	5.750%	8/23/33	EUR	17,500	21,126
Banco Santander SA	3.750%	1/9/34	EUR	25,300	29,311
Banco Santander SA	4.125%	4/22/34	EUR	8,000	9,416
Banco Santander SA	5.000%	4/22/34	EUR	5,000	5,925
Banco Santander SA	2.000%	11/27/34	EUR	5,700	5,972
Bankinter SA	0.875%	7/8/26	EUR	3,000	3,336
Bankinter SA	0.625%	10/6/27	EUR	3,500	3,773
Bankinter SA	1.250%	2/7/28	EUR	100	110
Bankinter SA	4.375%	5/3/30	EUR	4,000	4,762
Bankinter SA	4.875%	9/13/31	EUR	2,000	2,438
CaixaBank SA	1.375%	6/19/26	EUR	2,500	2,799
CaixaBank SA	0.750%	7/9/26	EUR	23,300	25,907
CaixaBank SA	1.125%	11/12/26	EUR	2,500	2,775
CaixaBank SA	1.250%	1/11/27	EUR	200	224
CaixaBank SA	4.625%	5/16/27	EUR	4,000	4,625
CaixaBank SA	1.000%	1/17/28	EUR	30,700	33,659
CaixaBank SA	3.500%	4/6/28	GBP	8,000	10,396
CaixaBank SA	0.750%	5/26/28	EUR	10,900	11,906
CaixaBank SA	0.500%	2/9/29	EUR	1,500	1,598
CaixaBank SA	5.000%	7/19/29	EUR	10,000	12,067
CaixaBank SA	3.750%	9/7/29	EUR	4,000	4,707
CaixaBank SA	4.250%	9/6/30	EUR	10,000	12,000
CaixaBank SA	5.375%	11/14/30	EUR	8,000	9,923
CaixaBank SA	1.250%	6/18/31	EUR	3,000	3,341
CaixaBank SA	4.125%	2/9/32	EUR	5,000	5,888
CaixaBank SA	1.625%	7/14/32	EUR	5,000	5,236
CaixaBank SA	3.625%	9/19/32	EUR	10,000	11,419
CaixaBank SA	6.250%	2/23/33	EUR	2,500	3,023
CaixaBank SA	6.875%	10/25/33	GBP	5,000	6,921
CaixaBank SA	4.375%	11/29/33	EUR	10,000	12,062
CaixaBank SA	6.125%	5/30/34	EUR	19,000	23,326
CaixaBank SA	5.125%	7/19/34	EUR	2,000	2,496
CaixaBank SA	4.125%	3/24/36	EUR	2,350	2,895
Cajamar Caja Rural SCC	3.375%	7/25/29	EUR	10,400	12,147
Cellnex Finance Co. SA	1.000%	9/15/27	EUR	14,200	15,525
Cellnex Finance Co. SA	1.250%	1/15/29	EUR	10,000	10,673
Cellnex Finance Co. SA	2.000%	9/15/32	EUR	3,000	3,053
Cellnex Finance Co. SA	2.000%	2/15/33	EUR	5,000	5,015
Cellnex Telecom SA	1.875%	6/26/29	EUR	7,400	8,008
Cellnex Telecom SA	1.750%	10/23/30	EUR	8,900	9,334
Cepsa Finance SA	0.750%	2/12/28	EUR	3,000	3,225
Cepsa Finance SA	4.125%	4/11/31	EUR	4,000	4,597
Criteria Caixa SA	0.875%	10/28/27	EUR	3,300	3,576
Enagas Financiaciones SA	1.375%	5/5/28	EUR	100	110
Enagas Financiaciones SA	0.375%	11/5/32	EUR	4,000	3,679
Enagas Financiaciones SA	3.625%	1/24/34	EUR	800	904
FCC Aqualia SA	2.629%	6/8/27	EUR	1,893	2,136
Iberdrola Finanzas SA	3.125%	11/22/28	EUR	6,000	6,929
Iberdrola Finanzas SA	1.621%	11/29/29	EUR	2,100	2,298

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Iberdrola Finanzas SA	1.375%	3/11/32	EUR	3,100	3,133
Iberdrola Finanzas SA	3.375%	11/22/32	EUR	7,500	8,593
Iberdrola Finanzas SA	3.625%	7/13/33	EUR	4,000	4,651
Iberdrola Finanzas SA	3.625%	7/18/34	EUR	6,000	6,887
Iberdrola Finanzas SA	5.870%	11/28/34	AUD	5,000	3,331
Iberdrola Finanzas SA	1.575%	Perpetual	EUR	1,000	1,086
Iberdrola Finanzas SA	4.871%	Perpetual	EUR	10,000	11,620
Iberdrola Finanzas SA	4.875%	Perpetual	EUR	5,100	5,970
Iberdrola International BV	1.450%	Perpetual	EUR	6,000	6,579
Iberdrola International BV	1.825%	Perpetual	EUR	3,400	3,498
Iberdrola International BV	2.250%	Perpetual	EUR	14,800	15,750
Inmobiliaria Colonial Socimi SA	1.350%	10/14/28	EUR	2,000	2,170
Inmobiliaria Colonial Socimi SA	2.500%	11/28/29	EUR	1,000	1,107
Mapfre SA	1.625%	5/19/26	EUR	600	673
Mapfre SA	4.375%	3/31/47	EUR	2,600	2,987
Mapfre SA	4.125%	9/7/48	EUR	3,600	4,112
Merlin Properties Socimi SA	1.875%	11/2/26	EUR	7,000	7,846
Merlin Properties Socimi SA	2.375%	9/18/29	EUR	2,000	2,187
Merlin Properties Socimi SA	1.375%	6/1/30	EUR	5,200	5,342
Merlin Properties Socimi SA	1.875%	12/4/34	EUR	3,000	2,870
Naturgy Finance Iberia SA	1.375%	1/19/27	EUR	100	112
Naturgy Finance Iberia SA	1.500%	1/29/28	EUR	1,000	1,103
Naturgy Finance Iberia SA	0.750%	11/28/29	EUR	3,200	3,322
NorteGas Energia Distribucion SA	2.065%	9/28/27	EUR	2,139	2,373
NorteGas Energia Distribucion SA	0.905%	1/22/31	EUR	3,000	2,884
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	3/28/27	EUR	4,200	4,941
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	17,700	21,839
Red Electrica Financiaciones SA	1.250%	3/13/27	EUR	1,200	1,336
Red Electrica Financiaciones SA	0.375%	7/24/28	EUR	2,000	2,122
Redeia Corp. SA	3.375%	7/9/32	EUR	6,100	6,959
Redexis Gas Finance BV	1.875%	4/27/27	EUR	7,596	8,508
Repsol Europe Finance Sarl	0.375%	7/6/29	EUR	7,000	7,156
Repsol Europe Finance Sarl	0.875%	7/6/33	EUR	2,900	2,694
Repsol International Finance BV	2.250%	12/10/26	EUR	5,000	5,650
Repsol International Finance BV	0.250%	8/2/27	EUR	500	539
Repsol International Finance BV	2.500%	Perpetual	EUR	3,000	3,313
Repsol International Finance BV	3.750%	Perpetual	EUR	3,500	3,959
Repsol International Finance BV	4.247%	Perpetual	EUR	3,500	3,995
Santander Consumer Finance SA	0.500%	1/14/27	EUR	10,700	11,733
Telefonica Emisiones SA	1.447%	1/22/27	EUR	10,100	11,281
Telefonica Emisiones SA	2.318%	10/17/28	EUR	400	448
Telefonica Emisiones SA	1.788%	3/12/29	EUR	4,300	4,714
Telefonica Emisiones SA	5.445%	10/8/29	GBP	2,850	3,892
Telefonica Emisiones SA	2.932%	10/17/29	EUR	5,600	6,391
Telefonica Emisiones SA	0.664%	2/3/30	EUR	5,900	6,022
Telefonica Emisiones SA	2.592%	5/25/31	EUR	11,900	13,056
Telefonica Emisiones SA	1.807%	5/21/32	EUR	3,900	3,992
Telefonica Emisiones SA	3.724%	1/23/34	EUR	5,000	5,649
Telefonica Emisiones SA	1.864%	7/13/40	EUR	3,900	3,235
Telefonica Europe BV	5.875%	2/14/33	EUR	3,152	4,118
Unicaja Banco SA	5.125%	2/21/29	EUR	5,500	6,588
Werfen SA	4.250%	5/3/30	EUR	7,000	8,193
					1,098,674
Sweden (0.9%)
Akelius Residential Property Financing BV	1.125%	1/11/29	EUR	4,005	4,165
Akelius Residential Property Financing BV	0.750%	2/22/30	EUR	5,262	5,161
Alfa Laval Treasury International AB	1.375%	2/18/29	EUR	1,100	1,177
Assa Abloy AB	3.875%	9/13/30	EUR	5,385	6,364
Balder Finland OYJ	1.000%	1/20/29	EUR	3,000	3,120
Balder Finland OYJ	1.375%	5/24/30	EUR	1,071	1,076
Balder Finland OYJ	2.000%	1/18/31	EUR	2,000	2,047
Castellum AB	4.125%	12/10/30	EUR	2,382	2,731
Castellum Helsinki Finance Holding Abp	0.875%	9/17/29	EUR	5,609	5,674
Danske Hypotek AB	3.500%	12/20/28	SEK	250,000	26,708
Ellevio AB	4.125%	3/7/34	EUR	7,000	8,194
EQT AB	2.375%	4/6/28	EUR	3,500	3,887
EQT AB	2.875%	4/6/32	EUR	5,400	5,776
Essity AB	1.625%	3/30/27	EUR	822	915
Essity AB	0.250%	2/8/31	EUR	5,684	5,493

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Fastighets AB Balder	1.125%	1/29/27	EUR	3,300	3,629
Fastighets AB Balder	1.250%	1/28/28	EUR	1,257	1,349
Heimstaden Bostad Treasury BV	1.375%	3/3/27	EUR	4,952	5,360
Heimstaden Bostad Treasury BV	1.000%	4/13/28	EUR	13,933	14,546
Heimstaden Bostad Treasury BV	1.375%	7/24/28	EUR	3,000	3,144
Investor AB	0.375%	10/29/35	EUR	4,500	3,703
Investor AB	1.500%	6/20/39	EUR	7,000	5,976
Lansforsakringar Hypotek AB	1.000%	9/15/27	SEK	420,800	42,293
Lansforsakringar Hypotek AB	3.000%	9/19/29	SEK	200,000	20,993
Nordea Hypotek AB	0.500%	9/16/26	SEK	25,300	2,555
Nordea Hypotek AB	1.000%	6/16/27	SEK	390,000	39,263
Nordea Hypotek AB	3.500%	9/20/28	SEK	850,000	91,118
Nordea Hypotek AB	3.500%	10/26/29	SEK	104,000	11,246
Sagax AB	4.375%	5/29/30	EUR	2,285	2,683
Sagax Euro Mtn NL BV	0.750%	1/26/28	EUR	5,786	6,135
Sagax Euro Mtn NL BV	1.000%	5/17/29	EUR	100	103
Sandvik AB	2.125%	6/7/27	EUR	7,000	7,857
Securitas Treasury Ireland DAC	3.875%	2/23/30	EUR	5,000	5,863
Skandinaviska Enskilda Banken AB	4.000%	11/9/26	EUR	8,000	9,286
Skandinaviska Enskilda Banken AB	1.750%	11/11/26	EUR	5,000	5,622
Skandinaviska Enskilda Banken AB	0.500%	12/16/26	SEK	180,000	18,221
Skandinaviska Enskilda Banken AB	0.375%	2/11/27	EUR	3,359	3,666
Skandinaviska Enskilda Banken AB	4.125%	6/29/27	EUR	5,000	5,874
Skandinaviska Enskilda Banken AB	0.750%	8/9/27	EUR	11,000	11,959
Skandinaviska Enskilda Banken AB	0.750%	11/15/27	EUR	597	653
Skandinaviska Enskilda Banken AB	3.750%	2/7/28	EUR	2,000	2,337
Skandinaviska Enskilda Banken AB	3.250%	5/4/28	EUR	3,500	4,080
Skandinaviska Enskilda Banken AB	3.875%	5/9/28	EUR	23,000	27,062
Skandinaviska Enskilda Banken AB	0.375%	6/21/28	EUR	5,000	5,278
Skandinaviska Enskilda Banken AB	3.000%	11/6/28	SEK	576,000	61,672
Skandinaviska Enskilda Banken AB	0.625%	11/12/29	EUR	4,913	5,005
Skandinaviska Enskilda Banken AB	1.000%	12/19/29	SEK	26,000	2,494
Skandinaviska Enskilda Banken AB	3.125%	11/5/31	EUR	4,000	4,504
Skandinaviska Enskilda Banken AB	5.000%	8/17/33	EUR	4,600	5,458
SKF AB	0.250%	2/15/31	EUR	2,845	2,930
Stadshypotek AB	0.125%	10/5/26	EUR	100	110
Stadshypotek AB	1.000%	3/1/27	SEK	268,000	27,176
Stadshypotek AB	0.750%	11/1/27	EUR	3,459	3,789
Stadshypotek AB	2.500%	12/1/27	SEK	584,000	60,668
Stadshypotek AB	2.000%	9/1/28	SEK	50,000	5,088
Stadshypotek AB	4.000%	5/2/29	SEK	500,000	54,315
Stadshypotek AB	2.500%	2/1/30	SEK	200,000	20,436
Svenska Handelsbanken AB	0.125%	11/3/26	EUR	13,603	14,948
Svenska Handelsbanken AB	3.375%	2/17/28	EUR	6,000	6,968
Svenska Handelsbanken AB	1.375%	2/23/29	EUR	13,500	14,471
Svenska Handelsbanken AB	2.625%	9/5/29	EUR	5,000	5,650
Svenska Handelsbanken AB	0.500%	2/18/30	EUR	4,913	4,951
Svenska Handelsbanken AB	4.625%	8/23/32	GBP	4,000	5,239
Svenska Handelsbanken AB	3.750%	2/15/34	EUR	8,000	9,286
Svenska Handelsbanken AB	5.000%	8/16/34	EUR	1,176	1,408
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/26	SEK	59,000	6,077
Sveriges Sakerstallda Obligationer AB	0.875%	3/29/27	EUR	382	423
Sveriges Sakerstallda Obligationer AB	0.250%	6/9/27	SEK	300,000	29,654
Sveriges Sakerstallda Obligationer AB	1.750%	2/10/32	EUR	36,000	38,409
Sveriges Sakerstallda Obligationer AB	0.750%	6/9/32	SEK	200,000	18,020
Swedbank AB	0.250%	11/2/26	EUR	16,767	18,435
Swedbank AB	1.300%	2/17/27	EUR	10,000	11,074
Swedbank AB	0.300%	5/20/27	EUR	23,262	25,763
Swedbank AB	2.100%	5/25/27	EUR	10,000	11,249
Swedbank AB	1.375%	12/8/27	GBP	6,100	7,722
Swedbank AB	0.200%	1/12/28	EUR	16,759	17,705
Swedbank AB	4.125%	11/13/28	EUR	10,000	11,874
Swedbank AB	3.375%	5/29/30	EUR	5,500	6,374
Swedbank AB	3.625%	8/23/32	EUR	16,500	18,916
Swedbank AB	7.272%	11/15/32	GBP	3,000	4,176
Swedbank Hypotek AB	1.375%	5/31/27	EUR	16,800	18,769
Swedbank Hypotek AB	3.000%	3/15/28	SEK	200,000	20,925
Swedbank Hypotek AB	3.125%	7/5/28	EUR	20,000	23,244
Swedbank Hypotek AB	3.000%	3/28/29	SEK	1,054,500	110,177
Tele2 AB	2.125%	5/15/28	EUR	1,508	1,686

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Tele2 AB	3.750%	11/22/29	EUR	2,000	2,344
Telefonaktiebolaget LM Ericsson	1.000%	5/26/29	EUR	3,800	3,971
Telia Co. AB	0.125%	11/27/30	EUR	5,255	5,113
Telia Co. AB	2.125%	2/20/34	EUR	5,961	6,196
Telia Co. AB	1.625%	2/23/35	EUR	1,100	1,068
Telia Co. AB	1.375%	5/11/81	EUR	2,100	2,330
Telia Co. AB	2.750%	6/30/83	EUR	2,000	2,200
Vattenfall AB	6.875%	4/15/39	GBP	6,457	9,326
Volvo Treasury AB	2.000%	8/19/27	EUR	7,600	8,499
					1,202,627
Switzerland (1.3%)
ABB Finance BV	0.000%	1/19/30	EUR	12,151	12,046
ABB Finance BV	3.375%	1/16/31	EUR	9,500	10,988
Adecco Group AG	2.378%	11/17/27	CHF	2,125	2,676
Adecco International Financial Services BV	0.125%	9/21/28	EUR	7,500	7,817
Argentum Netherlands BV for Givaudan SA	2.000%	9/17/30	EUR	7,600	8,252
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	EUR	17,657	20,146
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	2.750%	2/19/49	EUR	1,004	1,105
Basellandschaftliche Kantonalbank	0.375%	5/13/30	CHF	2,455	2,945
Basler Kantonalbank	0.300%	6/22/27	CHF	2,210	2,676
Cloverie plc for Zurich Insurance Co. Ltd.	1.500%	12/15/28	EUR	5,000	5,405
ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	EUR	3,108	3,496
ELM BV for Julius Baer Group Ltd.	3.875%	9/13/29	EUR	6,000	6,953
Firmenich Productions Participations SAS	1.375%	10/30/26	EUR	4,913	5,495
Firmenich Productions Participations SAS	1.750%	4/30/30	EUR	4,913	5,263
Givaudan Finance Europe BV	1.000%	4/22/27	EUR	4,913	5,423
Givaudan Finance Europe BV	1.625%	4/22/32	EUR	4,000	4,117
Helvetia Europe SA	2.750%	9/30/41	EUR	6,257	6,554
Holcim Finance Luxembourg SA	0.500%	11/29/26	EUR	1,786	1,967
Holcim Finance Luxembourg SA	0.125%	7/19/27	EUR	3,000	3,236
Holcim Finance Luxembourg SA	2.250%	5/26/28	EUR	4,712	5,311
Holcim Finance Luxembourg SA	1.750%	8/29/29	EUR	5,000	5,392
Holcim Finance Luxembourg SA	0.500%	9/3/30	EUR	1,249	1,236
Holcim Finance Luxembourg SA	0.500%	4/23/31	EUR	7,369	7,135
Holcim Finance Luxembourg SA	0.625%	1/19/33	EUR	4,300	3,983
Holcim Sterling Finance Netherlands BV	3.000%	5/12/32	GBP	1,282	1,479
Holcim Sterling Finance Netherlands BV	2.250%	4/4/34	GBP	1,100	1,127
IWG US Finance LLC	6.500%	6/28/30	EUR	3,000	3,683
Lonza Finance International NV	3.875%	4/24/36	EUR	7,000	8,049
Luzerner Kantonalbank AG	0.125%	11/25/32	CHF	700	811
Luzerner Kantonalbank AG	2.000%	11/19/38	CHF	17,000	23,339
Novartis AG	0.625%	11/13/29	CHF	6,355	7,717
Novartis AG	1.050%	5/11/35	CHF	3,000	3,675
Novartis Finance SA	1.625%	11/9/26	EUR	2,457	2,763
Novartis Finance SA	0.000%	9/23/28	EUR	17,000	17,754
Novartis Finance SA	1.375%	8/14/30	EUR	8,956	9,504
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	9/18/26	CHF	5,245	6,361
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.750%	12/15/26	CHF	1,475	1,861
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	1/18/27	CHF	10,080	12,218
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	2/16/27	CHF	985	1,242
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	4/27/27	CHF	7,500	9,322
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	5/12/27	CHF	12,250	14,886
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	6/15/27	CHF	18,725	22,578
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/12/27	CHF	10,000	12,116
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	1/21/28	CHF	5,000	6,261
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/28	CHF	3,920	4,777
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/10/28	CHF	2,455	2,981
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/28	CHF	13,720	16,505
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	10/9/28	CHF	7,355	8,999
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.125%	12/1/28	CHF	15,000	19,314
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	1/22/29	CHF	29,435	35,853
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	5/8/29	CHF	3,680	4,413
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/29	CHF	7,355	8,952
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	9/20/29	CHF	985	1,242
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	10/26/29	CHF	46,990	55,869
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	2/26/30	CHF	43,885	51,970
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	4/15/30	CHF	4,900	5,874
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	7/3/30	CHF	985	1,263
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.625%	2/14/31	CHF	25,000	33,897

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	3/19/31	CHF	15,000	17,641
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	5/16/31	CHF	1,720	2,095
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	6/20/31	CHF	20,000	23,617
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	7/15/31	CHF	4,535	5,351
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/31	CHF	13,275	17,331
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	12/19/31	CHF	7,490	8,769
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	4/9/32	CHF	12,500	15,938
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/32	CHF	3,680	4,555
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/32	CHF	5,000	6,763
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	11/19/32	CHF	4,140	4,830
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/33	CHF	12,455	15,032
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/33	CHF	8,575	11,042
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	9/6/33	CHF	5,000	6,461
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.750%	11/28/34	CHF	12,500	15,046
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/25/35	CHF	10,000	11,930
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/35	CHF	985	1,201
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/35	CHF	2,455	2,884
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/14/36	CHF	1,990	2,240
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/23/37	CHF	1,965	2,313
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	6/25/37	CHF	2,700	3,267
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	9/25/37	CHF	10,000	14,109
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.000%	4/2/38	CHF	15,000	20,682
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	8/4/38	CHF	1,400	1,553
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	1/28/39	CHF	7,500	9,962
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/39	CHF	4,065	4,553
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	2/14/40	CHF	5,000	6,526
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	12/5/40	CHF	2,455	3,197
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	3/15/41	CHF	17,780	19,237
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/17/41	CHF	4,045	4,532
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/6/42	CHF	4,900	5,249
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	1/25/45	CHF	5,000	6,042
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	6/24/50	CHF	7,500	11,072
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	6/17/26	CHF	3,430	4,219
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.050%	11/6/26	CHF	4,900	5,923
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	12/7/26	CHF	13,500	16,401
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	1/27/27	CHF	27,520	33,204
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	3/19/27	CHF	3,920	4,852
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	2/11/28	CHF	1,365	1,653
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/13/28	CHF	15,025	18,050
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	4/17/28	CHF	7,500	9,441
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/28	CHF	2,455	3,041
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	4/9/29	CHF	12,315	14,877
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/29	CHF	23,740	30,046
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.625%	7/16/29	CHF	11,760	14,382
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	10/12/29	CHF	22,000	26,741
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/30	CHF	2,455	2,980
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/19/30	CHF	14,640	17,300
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/30	CHF	8,575	10,388
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.550%	1/29/31	CHF	4,655	5,645
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/31	CHF	3,680	4,383
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/31	CHF	15,230	17,954
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	2/20/32	CHF	14,000	16,849
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	4/23/32	CHF	25,000	29,146
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/33	CHF	4,900	5,902
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/18/33	CHF	7,500	8,645
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	5/15/34	CHF	2,945	3,487
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.200%	10/4/34	CHF	4,665	6,384
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	6/12/35	CHF	19,000	21,724
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	7/13/35	CHF	7,355	8,387
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.600%	12/11/35	CHF	6,370	7,529
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	2/15/36	CHF	5,035	5,576
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.850%	4/2/37	CHF	10,000	13,438
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.850%	7/19/38	CHF	7,500	10,129
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.700%	3/4/39	CHF	2,455	2,881
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.020%	1/30/40	CHF	5,000	5,288
Richemont International Holding SA	1.500%	3/26/30	EUR	9,000	9,587
Richemont International Holding SA	1.125%	5/26/32	EUR	3,684	3,653
Richemont International Holding SA	2.000%	3/26/38	EUR	7,550	7,107
Richemont International Holding SA	1.625%	5/26/40	EUR	7,913	6,702
Sandoz Group AG	2.125%	11/17/26	CHF	3,700	4,580

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Sika Capital BV	3.750%	5/3/30	EUR	11,000	12,929
Swiss Life Finance I AG	3.250%	8/31/29	EUR	10,500	12,073
Swiss Life Finance I AG	0.500%	9/15/31	EUR	5,750	5,588
Swisscom Finance BV	3.500%	11/29/31	EUR	9,500	11,059
Swisscom Finance BV	3.625%	11/29/36	EUR	8,000	9,091
Swisscom Finance BV	3.875%	5/29/44	EUR	2,500	2,778
Tyco Electronics Group SA	3.250%	1/31/33	EUR	4,223	4,747
UBS AG	5.500%	8/20/26	EUR	12,246	14,412
UBS AG	0.250%	9/1/28	EUR	10,000	10,447
UBS AG	0.500%	3/31/31	EUR	13,200	12,864
UBS Group AG	1.250%	9/1/26	EUR	4,959	5,522
UBS Group AG	7.000%	9/30/27	GBP	2,500	3,417
UBS Group AG	0.650%	1/14/28	EUR	17,725	19,405
UBS Group AG	0.250%	2/24/28	EUR	6,784	7,172
UBS Group AG	2.250%	6/9/28	GBP	8,521	10,756
UBS Group AG	0.250%	11/5/28	EUR	10,959	11,640
UBS Group AG	7.750%	3/1/29	EUR	18,000	22,994
UBS Group AG	0.650%	9/10/29	EUR	7,241	7,405
UBS Group AG	2.125%	11/15/29	GBP	500	608
UBS Group AG	4.375%	1/11/31	EUR	4,000	4,767
UBS Group AG	0.875%	11/3/31	EUR	12,176	11,850
UBS Group AG	4.750%	3/17/32	EUR	13,000	15,714
UBS Group AG	2.875%	4/2/32	EUR	23,000	25,242
UBS Group AG	0.625%	1/18/33	EUR	12,900	11,709
UBS Group AG	0.625%	2/24/33	EUR	3,000	2,744
UBS Group AG	4.125%	6/9/33	EUR	12,000	13,998
UBS Group AG	7.375%	9/7/33	GBP	4,500	6,698
UBS Switzerland AG	3.146%	6/21/31	EUR	11,000	12,755
Zuercher Kantonalbank	0.125%	5/13/26	CHF	805	972
Zuercher Kantonalbank	0.300%	1/25/28	CHF	10,000	12,080
Zuercher Kantonalbank	0.100%	3/31/31	CHF	5,000	5,875
Zuercher Kantonalbank	0.000%	1/21/33	CHF	3,000	3,435
Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	EUR	7,369	6,371
Zurich Finance Ireland Designated Activity Co.	5.125%	11/23/52	GBP	4,000	5,124
					1,586,007
United Arab Emirates (0.0%)
DP World Ltd.	2.375%	9/25/26	EUR	100	112
DP World Ltd.	4.250%	9/25/30	GBP	1,004	1,282
Emirates NBD Bank PJSC	4.750%	2/9/28	AUD	1,530	985
Emirates NBD Bank PJSC	3.050%	2/26/30	AUD	1,130	664
Emirates Telecommunications Group Co. PJSC	2.750%	6/18/26	EUR	8,145	9,214
Emirates Telecommunications Group Co. PJSC	0.375%	5/17/28	EUR	2,265	2,392
MDGH GMTN RSC Ltd.	1.000%	3/10/34	EUR	2,000	1,810
					16,459
United Kingdom (2.1%)
3i Group plc	5.750%	12/3/32	GBP	2,439	3,324
3i Group plc	3.750%	6/5/40	GBP	1,300	1,311
A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	3,098	3,898
AA Bond Co. Ltd.	3.250%	7/31/50	GBP	500	612
AA Bond Co. Ltd.	5.500%	7/31/50	GBP	500	670
AA Bond Co. Ltd.	8.450%	7/31/50	GBP	4,000	5,662
Affinity Sutton Capital Markets plc	5.981%	9/17/38	GBP	1,000	1,364
Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	777	837
Affinity Water Finance plc	4.500%	3/31/36	GBP	2,231	2,605
Affordable Housing Finance plc	3.800%	5/20/44	GBP	2,457	2,708
Affordable Housing Finance plc	2.893%	8/11/45	GBP	1,307	1,241
Amplius Living	5.125%	8/2/38	GBP	912	1,134
Amplius Living	3.250%	5/15/43	GBP	2,603	2,378
Anchor Hanover Group	2.000%	7/21/51	GBP	4,491	2,800
Anglian Water Services Financing plc	2.625%	6/15/27	GBP	14,425	18,166
Anglian Water Services Financing plc	4.500%	10/5/27	GBP	1,360	1,772
Anglian Water Services Financing plc	6.625%	1/15/29	GBP	242	334
Anglian Water Services Financing plc	4.525%	8/26/32	CAD	1,500	1,072
Anglian Water Services Financing plc	6.000%	6/20/39	GBP	4,561	5,818
Anglian Water Services Financing plc	5.750%	6/7/43	GBP	2,500	2,981
Arqiva Financing plc	4.882%	12/31/32	GBP	1,055	1,392
Artesian Finance II plc	6.000%	9/30/33	GBP	1,495	2,002
Aspire Defence Finance plc	4.674%	3/31/40	GBP	2,701	3,421
Aspire Defence Finance plc	4.674%	3/31/40	GBP	1,277	1,615

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Assura Financing plc	1.625%	6/30/33	GBP	1,100	1,124
	Aster Treasury plc	1.405%	1/27/36	GBP	2,000	1,804
	Aster Treasury plc	4.500%	12/18/43	GBP	1,319	1,499
	Astrazeneca Finance LLC	3.121%	8/5/30	EUR	5,200	5,998
	AstraZeneca plc	0.375%	6/3/29	EUR	17,500	18,119
	AstraZeneca plc	5.750%	11/13/31	GBP	1,956	2,763
	Aviva plc	1.875%	11/13/27	EUR	4,906	5,453
	Aviva plc	4.000%	10/2/30	CAD	1,537	1,098
	Aviva plc	4.375%	9/12/49	GBP	1,453	1,842
	Aviva plc	6.875%	11/27/53	GBP	2,300	3,140
	Aviva plc	6.125%	9/12/54	GBP	2,400	3,100
	Aviva plc	6.875%	5/20/58	GBP	2,623	3,495
	Babcock International Group plc	1.875%	10/5/26	GBP	1,906	2,440
	Babcock International Group plc	1.375%	9/13/27	EUR	217	238
	Barclays plc	3.250%	2/12/27	GBP	4,131	5,352
	Barclays plc	2.166%	6/23/27	CAD	1,591	1,139
	Barclays plc	0.877%	1/28/28	EUR	9,200	10,096
	Barclays plc	4.000%	6/26/29	AUD	1,000	615
	Barclays plc	0.577%	8/9/29	EUR	16,052	16,865
	Barclays plc	6.369%	1/31/31	GBP	8,000	11,084
	Barclays plc	1.106%	5/12/32	EUR	5,552	5,456
	Barclays plc	8.407%	11/14/32	GBP	7,500	10,621
	Barclays plc	3.250%	1/17/33	GBP	5,100	5,739
	Barclays plc	4.506%	1/31/33	EUR	17,000	20,035
	Barclays plc	5.262%	1/29/34	EUR	8,000	9,857
	Barclays plc	5.851%	3/21/35	GBP	7,000	9,230
	Barclays plc	4.347%	5/8/35	EUR	12,000	13,906
	Barclays plc	4.973%	5/31/36	EUR	7,000	8,211
	BAT International Finance plc	1.250%	3/13/27	EUR	801	890
	BAT International Finance plc	2.250%	6/26/28	GBP	13,500	16,655
	BAT International Finance plc	2.250%	1/16/30	EUR	8,823	9,600
	BAT International Finance plc	4.125%	4/12/32	EUR	2,500	2,891
	BAT International Finance plc	6.000%	11/24/34	GBP	2,313	3,117
	BAT International Finance plc	5.750%	7/5/40	GBP	1,414	1,769
	BAT International Finance plc	2.000%	3/13/45	EUR	440	343
	BAT Netherlands Finance BV	3.125%	4/7/28	EUR	8,923	10,231
	BAT Netherlands Finance BV	5.375%	2/16/31	EUR	2,000	2,478
	Bazalgette Finance plc	2.375%	11/29/27	GBP	1,392	1,740
	Beyond Housing Ltd.	2.125%	5/17/51	GBP	1,981	1,305
	BG Energy Capital plc	2.250%	11/21/29	EUR	3,101	3,430
	BG Energy Capital plc	5.000%	11/4/36	GBP	2,000	2,599
	Blend Funding plc	3.459%	9/21/49	GBP	9,500	8,740
	Blend Funding plc	2.922%	4/5/56	GBP	5,071	3,968
	BP Capital Markets plc	2.274%	7/3/26	GBP	5,462	7,095
	BP Capital Markets plc	2.213%	9/25/26	EUR	6,367	7,194
	BP Capital Markets plc	1.573%	2/16/27	EUR	14,084	15,739
	BP Capital Markets plc	0.831%	11/8/27	EUR	6,844	7,467
	BP Capital Markets plc	2.519%	4/7/28	EUR	8,767	9,909
	BP Capital Markets plc	2.822%	4/7/32	EUR	14,599	15,998
	BP Capital Markets plc	1.104%	11/15/34	EUR	8,300	7,493
	BP Capital Markets plc	5.773%	5/25/38	GBP	5,000	6,653
	BP Capital Markets plc	3.250%	Perpetual	EUR	12,971	14,623
	BP Capital Markets plc	3.625%	Perpetual	EUR	15,089	16,725
	BP Capital Markets plc	4.250%	Perpetual	GBP	4,913	6,344
	BPHA Finance plc	4.816%	4/11/44	GBP	987	1,146
	British American Tobacco plc	3.000%	Perpetual	EUR	4,200	4,680
	British American Tobacco plc	3.750%	Perpetual	EUR	6,800	7,328
	British Land Co. plc	2.375%	9/14/29	GBP	913	1,098
	British Telecommunications plc	1.500%	6/23/27	EUR	10,113	11,223
	British Telecommunications plc	5.750%	12/7/28	GBP	474	655
	British Telecommunications plc	1.125%	9/12/29	EUR	3,000	3,167
	British Telecommunications plc	3.125%	11/21/31	GBP	800	950
	British Telecommunications plc	3.375%	8/30/32	EUR	1,500	1,698
	British Telecommunications plc	4.250%	1/6/33	EUR	3,000	3,572
	British Telecommunications plc	3.875%	1/20/34	EUR	5,000	5,758
	British Telecommunications plc	6.375%	6/23/37	GBP	2,585	3,560
	British Telecommunications plc	5.750%	2/13/41	GBP	2,000	2,545
	British Telecommunications plc	5.625%	12/3/41	GBP	3,000	3,754
[1]	Broadgate Financing plc	4.999%	10/5/33	GBP	2,790	3,679
	Bromford Housing Group Ltd.	3.125%	5/3/48	GBP	957	834

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BUPA Finance plc	5.000%	12/8/26	GBP	2,501	3,321
	Cadent Finance plc	2.125%	9/22/28	GBP	5,323	6,519
	Cadent Finance plc	0.625%	3/19/30	EUR	12,317	12,402
	Cadent Finance plc	0.750%	3/11/32	EUR	857	810
	Cadent Finance plc	2.250%	10/10/35	GBP	8,078	7,746
	Cadent Finance plc	2.625%	9/22/38	GBP	1,990	1,814
	Cadent Finance plc	3.125%	3/21/40	GBP	3,553	3,332
	Cadent Finance plc	2.750%	9/22/46	GBP	502	387
	Cardiff University	3.000%	12/7/55	GBP	1,004	776
	Catalyst Housing Ltd.	3.125%	10/31/47	GBP	1,491	1,253
	CCEP Finance Ireland DAC	0.500%	9/6/29	EUR	4,062	4,189
	CCEP Finance Ireland DAC	0.875%	5/6/33	EUR	20,276	19,037
	CCEP Finance Ireland DAC	1.500%	5/6/41	EUR	5,296	4,279
	Centrica plc	4.375%	3/13/29	GBP	3,324	4,345
	Centrica plc	7.000%	9/19/33	GBP	2,455	3,571
	Centrica plc	4.250%	9/12/44	GBP	6,567	6,643
	Chancellor Masters & Scholars of The University of Cambridge	3.750%	10/17/52	GBP	406	397
	Chancellor Masters & Scholars of The University of Cambridge	2.350%	6/27/78	GBP	1,452	961
	Channel Link Enterprises Finance plc	3.043%	6/30/50	GBP	3,336	4,043
	Church Commissioners for England	3.625%	7/14/52	GBP	2,000	1,891
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	2,390	3,618
	Circle Anglia Social Housing plc	5.200%	3/2/44	GBP	1,000	1,196
	Citizen Treasury plc	3.250%	10/20/48	GBP	4,322	3,742
	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	EUR	200	214
	CK Hutchison Europe Finance 21 Ltd.	0.750%	11/2/29	EUR	3,200	3,242
	CK Hutchison Europe Finance 21 Ltd.	1.000%	11/2/33	EUR	3,100	2,802
	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	EUR	100	111
	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	GBP	5,457	6,765
	CK Hutchison Group Telecom Finance SA	1.125%	10/17/28	EUR	100	106
	CK Hutchison Group Telecom Finance SA	1.500%	10/17/31	EUR	7,867	7,847
	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	GBP	1,591	1,539
	Clarion Funding plc	2.625%	1/18/29	GBP	802	993
	Clarion Funding plc	1.250%	11/13/32	GBP	2,900	2,924
	Clarion Funding plc	1.875%	1/22/35	GBP	3,000	2,916
	Clarion Funding plc	3.125%	4/19/48	GBP	2,076	1,765
	Clarion Funding plc	5.375%	5/30/57	GBP	1,191	1,443
	Close Brothers Finance plc	1.625%	12/3/30	GBP	5,000	5,283
	Clydesdale Bank plc	4.625%	6/8/26	GBP	6,367	8,541
	Coca-Cola Europacific Partners plc	1.750%	5/26/28	EUR	2,547	2,831
	Coca-Cola Europacific Partners plc	0.200%	12/2/28	EUR	6,684	6,913
	Coca-Cola Europacific Partners plc	1.875%	3/18/30	EUR	2,500	2,691
	Coca-Cola Europacific Partners plc	0.700%	9/12/31	EUR	4,136	4,074
	Compass Group Finance Netherlands BV	1.500%	9/5/28	EUR	4,000	4,391
	Compass Group plc	2.000%	7/3/29	GBP	3,072	3,739
[1]	Connect Plus M25 Issuer plc	2.607%	3/31/39	GBP	1,015	1,122
	Coventry Building Society	2.000%	12/20/30	GBP	2,062	2,307
	CPUK Finance Ltd.	5.876%	8/28/27	GBP	1,000	1,348
[1,4]	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	100	136
	Dali Capital plc	4.799%	12/21/37	GBP	200	238
	Derby Healthcare plc	5.564%	6/30/41	GBP	1,495	1,969
	Derwent London plc	1.875%	11/17/31	GBP	1,400	1,526
	Diageo Capital BV	0.125%	9/28/28	EUR	700	730
	Diageo Finance plc	2.875%	3/27/29	GBP	5,000	6,336
	Diageo Finance plc	2.500%	3/27/32	EUR	8,569	9,355
	Diageo Finance plc	1.250%	3/28/33	GBP	2,459	2,526
	Diageo Finance plc	2.750%	6/8/38	GBP	11,000	10,946
	Direct Line Insurance Group plc	4.000%	6/5/32	GBP	1,000	1,189
	DS Smith plc	0.875%	9/12/26	EUR	4,981	5,522
	DS Smith plc	4.500%	7/27/30	EUR	5,000	5,950
	DWR Cymru Financing UK plc	6.015%	3/31/28	GBP	125	173
	DWR Cymru Financing UK plc	1.375%	3/31/33	GBP	500	491
	DWR Cymru Financing UK plc	2.375%	3/31/34	GBP	5,182	4,997
	DWR Cymru Financing UK plc	2.500%	3/31/36	GBP	1,217	1,187
	Eastern Power Networks plc	2.125%	11/25/33	GBP	1,500	1,568
	Eastern Power Networks plc	1.875%	6/1/35	GBP	2,000	1,927
	Eastern Power Networks plc	6.250%	11/12/36	GBP	6,000	8,385
	Eastern Power Networks plc	5.375%	10/2/39	GBP	5,000	6,342
	easyJet FinCo BV	1.875%	3/3/28	EUR	7,000	7,751
	EMH Treasury plc	4.500%	1/29/44	GBP	449	500
[1]	Eversholt Funding plc	6.697%	2/22/35	GBP	646	918

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[1]	Eversholt Funding plc	3.529%	8/7/42	GBP	6,635	6,865
	FIL Ltd.	2.500%	11/4/26	EUR	1,337	1,502
	Flagship Finance plc	1.875%	7/14/61	GBP	1,254	687
	Futures Treasury plc	3.375%	2/8/44	GBP	1,306	1,239
	Gatwick Funding Ltd.	2.500%	4/15/32	GBP	6,200	7,345
	Gatwick Funding Ltd.	3.625%	10/16/35	EUR	6,000	6,740
	Gatwick Funding Ltd.	5.750%	1/23/39	GBP	4,052	5,329
	Gatwick Funding Ltd.	3.125%	9/28/41	GBP	2,141	2,053
	Gatwick Funding Ltd.	3.250%	2/26/50	GBP	2,100	1,763
	Genfinance II plc	6.064%	12/21/39	GBP	2,863	3,804
	GlaxoSmithKline Capital plc	1.250%	5/21/26	EUR	9,369	10,507
	GlaxoSmithKline Capital plc	1.000%	9/12/26	EUR	100	112
	GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	1,860	2,427
	GlaxoSmithKline Capital plc	1.250%	10/12/28	GBP	12,276	14,834
	GlaxoSmithKline Capital plc	1.375%	9/12/29	EUR	7,000	7,510
	GlaxoSmithKline Capital plc	1.750%	5/21/30	EUR	7,302	7,869
	GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	3,579	4,902
	GlaxoSmithKline Capital plc	1.625%	5/12/35	GBP	13,189	12,687
	GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	567	810
	GlaxoSmithKline Capital plc	5.250%	4/10/42	GBP	2,116	2,671
	GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	3,217	3,451
	Global Switch Finance BV	1.375%	10/7/30	EUR	2,800	2,983
	Global Switch Holdings Ltd.	2.250%	5/31/27	EUR	100	112
	Grainger plc	3.000%	7/3/30	GBP	900	1,075
	Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	2,955	3,413
[1]	Great Rolling Stock Co. plc	6.875%	7/27/35	GBP	124	178
	Greene King Finance plc	5.318%	9/15/31	GBP	168	225
	Greene King Finance plc	5.106%	3/15/34	GBP	386	507
[1]	Greene King Finance plc	4.064%	3/15/35	GBP	354	446
	GSK Capital BV	3.125%	11/28/32	EUR	14,000	15,797
	Guinness Partnership Ltd.	4.000%	10/24/44	GBP	2,242	2,322
	Guinness Partnership Ltd.	2.000%	4/22/55	GBP	100	59
[1]	Gwynt y Mor OFTO plc	2.778%	2/17/34	GBP	603	704
	Hammerson Ireland Finance DAC	1.750%	6/3/27	EUR	2,686	2,977
	Hammerson plc	5.875%	10/8/36	GBP	3,400	4,330
	Heathrow Funding Ltd.	2.625%	3/16/28	GBP	8,000	9,958
	Heathrow Funding Ltd.	6.750%	12/3/28	GBP	2,888	3,951
	Heathrow Funding Ltd.	2.694%	10/13/29	CAD	8,232	5,887
	Heathrow Funding Ltd.	2.750%	10/13/31	GBP	2,457	2,986
	Heathrow Funding Ltd.	1.500%	2/11/32	EUR	10,504	11,071
	Heathrow Funding Ltd.	1.125%	10/8/32	EUR	19,400	19,723
	Heathrow Funding Ltd.	3.661%	1/13/33	CAD	5,330	3,816
	Heathrow Funding Ltd.	6.450%	12/10/33	GBP	1,527	2,157
	Heathrow Funding Ltd.	3.726%	4/13/35	CAD	1,393	973
	Heathrow Funding Ltd.	1.875%	3/14/36	EUR	1,696	1,649
	Heathrow Funding Ltd.	5.875%	5/13/43	GBP	7,731	9,955
	Heathrow Funding Ltd.	4.625%	10/31/48	GBP	1,228	1,308
	Heathrow Funding Ltd.	2.750%	8/9/51	GBP	429	320
	Hexagon Housing Association Ltd.	3.625%	4/22/48	GBP	900	809
	High Speed Rail Finance 1 plc	4.375%	11/1/38	GBP	3,324	4,081
	Home Group Ltd.	3.125%	3/27/43	GBP	1,004	903
[1]	Housing & Care 21	3.288%	11/8/49	GBP	2,264	1,982
	HSBC Bank Capital Funding Sterling 1 LP	5.844%	Perpetual	GBP	62	86
	HSBC Bank plc	4.750%	3/24/46	GBP	1,200	1,262
	HSBC Holdings plc	3.019%	6/15/27	EUR	5,400	6,131
	HSBC Holdings plc	4.752%	3/10/28	EUR	10,000	11,743
	HSBC Holdings plc	3.000%	7/22/28	GBP	19,044	24,304
	HSBC Holdings plc	2.625%	8/16/28	GBP	1,510	1,882
	HSBC Holdings plc	0.641%	9/24/29	EUR	6,062	6,333
	HSBC Holdings plc	3.000%	5/29/30	GBP	4,815	5,902
	HSBC Holdings plc	3.445%	9/25/30	EUR	7,000	7,981
	HSBC Holdings plc	6.800%	9/14/31	GBP	5,000	7,105
	HSBC Holdings plc	4.787%	3/10/32	EUR	13,000	15,731
	HSBC Holdings plc	5.290%	9/16/32	GBP	7,000	9,276
	HSBC Holdings plc	6.364%	11/16/32	EUR	17,000	20,589
	HSBC Holdings plc	4.856%	5/23/33	EUR	13,000	15,799
	HSBC Holdings plc	8.201%	11/16/34	GBP	8,500	12,370
	HSBC Holdings plc	3.834%	9/25/35	EUR	7,200	8,110
	HSBC Holdings plc	7.000%	4/7/38	GBP	5,950	8,288
	HSBC Holdings plc	6.000%	3/29/40	GBP	3,752	4,712

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Hyde Housing Association Ltd.	5.125%	7/23/40	GBP	54	68
	Hyde Housing Association Ltd.	1.750%	8/18/55	GBP	4,920	2,638
	IG Group Holdings plc	3.125%	11/18/28	GBP	2,000	2,468
	Imperial Brands Finance Netherlands BV	5.250%	2/15/31	EUR	4,200	5,176
	Imperial Brands Finance Netherlands BV	1.750%	3/18/33	EUR	4,947	4,814
	Imperial Brands Finance plc	2.125%	2/12/27	EUR	7,595	8,557
	Imperial Brands Finance plc	4.875%	6/7/32	GBP	3,730	4,748
	Inchcape plc	6.500%	6/9/28	GBP	4,000	5,463
	Incommunities Treasury plc	3.250%	3/21/49	GBP	2,499	2,149
	Informa plc	3.125%	7/5/26	GBP	919	1,201
	Informa plc	1.250%	4/22/28	EUR	5,000	5,403
	Informa plc	3.250%	10/23/30	EUR	3,000	3,371
	InterContinental Hotels Group plc	2.125%	8/24/26	GBP	2,000	2,572
	InterContinental Hotels Group plc	2.125%	5/15/27	EUR	1,500	1,685
	InterContinental Hotels Group plc	3.375%	10/8/28	GBP	2,000	2,533
	Intermediate Capital Group plc	1.625%	2/17/27	EUR	3,600	3,978
	Intermediate Capital Group plc	2.500%	1/28/30	EUR	1,762	1,914
	International Consolidated Airlines Group SA	3.750%	3/25/29	EUR	7,000	8,071
	International Distribution Services plc	1.250%	10/8/26	EUR	2,457	2,725
	Jigsaw Funding plc	3.375%	5/5/52	GBP	1,087	956
	Just Group plc	6.875%	3/30/35	GBP	1,900	2,485
	Juturna European Loan Conduit No. 16 plc	5.064%	8/10/33	GBP	1,651	2,233
	Karbon Homes Ltd.	3.375%	11/15/47	GBP	2,685	2,444
	Land Securities Capital Markets plc	2.375%	3/29/29	GBP	382	487
	Land Securities Capital Markets plc	2.399%	2/8/31	GBP	2,400	2,951
	Land Securities Capital Markets plc	4.750%	9/18/31	GBP	1,500	1,979
	Land Securities Capital Markets plc	2.625%	9/22/39	GBP	1,996	1,988
	Land Securities Capital Markets plc	2.750%	9/22/59	GBP	1,787	1,301
	Leeds Building Society	1.375%	10/6/27	GBP	7,606	9,373
	Legal & General Finance plc	5.875%	12/11/31	GBP	3,413	4,794
	Legal & General Group plc	5.125%	11/14/48	GBP	2,452	3,234
	Legal & General Group plc	4.500%	11/1/50	GBP	4,400	5,535
	Legal & General Group plc	5.500%	6/27/64	GBP	3,158	4,043
	LiveWest Treasury plc	1.875%	2/18/56	GBP	1,100	617
	Lloyds Bank Corporate Markets plc	4.125%	5/30/27	EUR	5,000	5,848
	Lloyds Bank plc	0.125%	6/18/26	EUR	4,913	5,445
	Lloyds Bank plc	4.875%	3/30/27	GBP	1,491	2,011
	Lloyds Bank plc	6.000%	2/8/29	GBP	5,072	7,182
	Lloyds Bank plc	0.125%	9/23/29	EUR	19,550	19,991
	Lloyds Banking Group plc	4.250%	11/22/27	AUD	2,440	1,550
	Lloyds Banking Group plc	3.125%	8/24/30	EUR	8,500	9,608
	Lloyds Banking Group plc	4.750%	9/21/31	EUR	5,000	6,044
	Lloyds Banking Group plc	1.985%	12/15/31	GBP	2,000	2,537
	Lloyds Banking Group plc	2.707%	12/3/35	GBP	10,455	11,902
	Logicor 2019-1 UK plc	1.875%	11/17/31	GBP	3,486	4,453
	London & Quadrant Housing Trust	2.625%	2/28/28	GBP	2,028	2,549
	London & Quadrant Housing Trust	2.250%	7/20/29	GBP	3,200	3,817
	London & Quadrant Housing Trust	2.125%	3/31/32	GBP	2,800	3,047
	London & Quadrant Housing Trust	4.625%	12/5/33	GBP	100	125
	London & Quadrant Housing Trust	5.500%	1/27/40	GBP	400	510
	London & Quadrant Housing Trust	5.486%	6/15/42	GBP	2,500	3,113
	London & Quadrant Housing Trust	3.750%	10/27/49	GBP	1,815	1,672
	London & Quadrant Housing Trust	3.125%	2/28/53	GBP	868	690
	London Power Networks plc	6.125%	6/7/27	GBP	238	326
	London Power Networks plc	2.625%	3/1/29	GBP	1,500	1,852
	London Stock Exchange Group plc	1.750%	12/6/27	EUR	6,502	7,227
	London Stock Exchange Group plc	1.625%	4/6/30	GBP	3,000	3,479
	Lseg Netherlands BV	0.750%	4/6/33	EUR	6,062	5,649
	M&G plc	5.625%	10/20/51	GBP	4,796	6,151
	M&G plc	5.560%	7/20/55	GBP	4,523	5,460
	M&G plc	6.340%	12/19/63	GBP	2,590	3,120
	M&G plc	6.250%	10/20/68	GBP	2,100	2,436
	Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	5,004	6,399
	Manchester Airport Group Funding plc	6.125%	9/30/41	GBP	1,577	2,097
	Manchester Airport Group Funding plc	2.875%	9/30/44	GBP	1,906	1,573
	Martlet Homes Ltd.	3.000%	5/9/52	GBP	2,635	2,049
[1]	Meadowhall Finance plc	4.986%	7/12/37	GBP	343	438
[1,5]	Merseylink Issuer plc	3.842%	3/31/43	GBP	100	115
[1]	Metropolitan Funding plc	4.125%	4/5/48	GBP	1,004	998
	Metropolitan Housing Trust Ltd.	1.875%	7/28/36	GBP	600	552

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Moat Homes Finance plc	5.000%	9/23/41	GBP	1,035	1,249
	Morhomes plc	3.400%	2/19/40	GBP	913	949
	Motability Operations Group plc	4.375%	2/8/27	GBP	4,181	5,538
	Motability Operations Group plc	0.125%	7/20/28	EUR	11,556	12,062
	Motability Operations Group plc	1.750%	7/3/29	GBP	4,806	5,705
	Motability Operations Group plc	3.625%	7/24/29	EUR	10,000	11,652
	Motability Operations Group plc	5.625%	11/29/30	GBP	1,004	1,383
	Motability Operations Group plc	3.500%	7/17/31	EUR	5,000	5,737
	Motability Operations Group plc	2.375%	3/14/32	GBP	582	651
	Motability Operations Group plc	3.875%	1/24/34	EUR	4,000	4,573
	Motability Operations Group plc	3.625%	3/10/36	GBP	4,400	4,921
	Motability Operations Group plc	2.375%	7/3/39	GBP	7,000	6,242
	Motability Operations Group plc	1.500%	1/20/41	GBP	5,000	3,649
	Motability Operations Group plc	2.125%	1/18/42	GBP	5,365	4,192
	Motability Operations Group plc	4.875%	1/17/43	GBP	5,000	5,701
	Motability Operations Group plc	5.750%	9/11/48	GBP	2,200	2,763
	Motability Operations Group plc	5.750%	6/17/51	GBP	2,500	3,109
	Motability Operations Group plc	5.625%	1/24/54	GBP	1,000	1,208
	Myriad Capital plc	4.750%	12/20/43	GBP	500	569
	National Gas Transmission plc	4.250%	4/5/30	EUR	6,900	8,182
	National Gas Transmission plc	1.125%	1/14/33	GBP	3,375	3,287
	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	EUR	2,000	2,325
	National Grid Electricity Distribution East Midlands plc	1.750%	9/9/31	GBP	1,000	1,088
	National Grid Electricity Distribution East Midlands plc	3.949%	9/20/32	EUR	5,900	6,924
	National Grid Electricity Distribution plc	3.500%	10/16/26	GBP	10,097	13,206
	National Grid Electricity Distribution South Wales plc	1.625%	10/7/35	GBP	2,486	2,264
	National Grid Electricity Distribution South Wales plc	5.750%	3/23/40	GBP	1,100	1,411
	National Grid Electricity Distribution South West plc	5.875%	3/25/27	GBP	1,073	1,456
	National Grid Electricity Distribution South West plc	5.750%	3/23/40	GBP	850	1,088
	National Grid Electricity Distribution South West plc	5.818%	7/31/41	GBP	6,000	7,700
	National Grid Electricity Distribution West Midlands plc	5.750%	4/16/32	GBP	2,728	3,715
	National Grid Electricity Transmission plc	1.375%	9/16/26	GBP	2,096	2,668
	National Grid Electricity Transmission plc	2.301%	6/22/29	CAD	2,764	1,911
	National Grid Electricity Transmission plc	5.221%	9/16/31	CAD	2,700	2,087
	National Grid Electricity Transmission plc	0.823%	7/7/32	EUR	3,200	3,054
	National Grid Electricity Transmission plc	2.000%	9/16/38	GBP	2,818	2,442
	National Grid Electricity Transmission plc	0.872%	11/26/40	EUR	1,600	1,175
	National Grid plc	2.179%	6/30/26	EUR	1,000	1,128
	National Grid plc	0.163%	1/20/28	EUR	13,000	13,773
	National Grid plc	0.553%	9/18/29	EUR	6,607	6,759
	National Grid plc	2.949%	3/30/30	EUR	6,300	7,085
	National Grid plc	0.750%	9/1/33	EUR	1,100	999
	National Grid plc	3.245%	3/30/34	EUR	3,000	3,267
	National Grid plc	4.275%	1/16/35	EUR	10,900	12,877
	Nationwide Building Society	0.625%	3/25/27	EUR	21,095	23,232
	Nationwide Building Society	3.250%	1/20/28	GBP	7,493	9,649
	Nationwide Building Society	3.625%	3/15/28	EUR	12,500	14,694
	Nationwide Building Society	0.250%	9/14/28	EUR	6,194	6,466
	Nationwide Building Society	2.250%	6/25/29	EUR	2,457	2,761
	Nationwide Building Society	3.250%	9/5/29	EUR	5,000	5,748
	Nationwide Building Society	1.375%	6/29/32	EUR	7,821	8,046
	NatWest Group plc	2.057%	11/9/28	GBP	2,800	3,482
	NatWest Group plc	3.619%	3/29/29	GBP	9,400	12,103
	NatWest Group plc	0.670%	9/14/29	EUR	17,400	18,270
	NatWest Group plc	3.673%	8/5/31	EUR	10,000	11,547
	NatWest Group plc	1.043%	9/14/32	EUR	10,000	10,779
	NatWest Group plc	7.416%	6/6/33	GBP	4,000	5,603
	NatWest Group plc	5.763%	2/28/34	EUR	10,000	12,136
	NatWest Markets plc	0.125%	6/18/26	EUR	10,000	11,051
	NatWest Markets plc	1.375%	3/2/27	EUR	19,100	21,189
	NatWest Markets plc	6.375%	11/8/27	GBP	3,200	4,423
	NatWest Markets plc	5.899%	8/23/28	AUD	14,320	9,565
	NatWest Markets plc	3.625%	1/9/29	EUR	10,600	12,370
[4]	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	4,367	5,857
[4]	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	2,046	2,717
	NewRiver REIT plc	3.500%	3/7/28	GBP	913	1,154
	Next Group plc	3.625%	5/18/28	GBP	3,459	4,489
	NIE Finance plc	6.375%	6/2/26	GBP	2,000	2,711
	NIE Finance plc	5.875%	12/1/32	GBP	2,000	2,741
	Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	59	79

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	1,465	1,800
	Northern Powergrid Northeast plc	3.250%	4/1/52	GBP	500	412
	Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	742	959
	Northern Powergrid Yorkshire plc	2.250%	10/9/59	GBP	922	554
	Northumbrian Water Finance plc	1.625%	10/11/26	GBP	3,415	4,340
	Northumbrian Water Finance plc	2.375%	10/5/27	GBP	100	125
	Northumbrian Water Finance plc	5.625%	4/29/33	GBP	1,266	1,664
	Northumbrian Water Finance plc	6.375%	10/28/34	GBP	6,000	8,251
	Northumbrian Water Finance plc	5.125%	1/23/42	GBP	264	299
	Notting Hill Genesis	3.750%	12/20/32	GBP	2,637	3,156
	Notting Hill Genesis	2.000%	6/3/36	GBP	319	294
	Notting Hill Genesis	5.250%	7/7/42	GBP	777	929
	Notting Hill Genesis	3.250%	10/12/48	GBP	100	85
	Notting Hill Genesis	4.375%	2/20/54	GBP	2,142	2,128
	Omnicom Finance Holdings plc	0.800%	7/8/27	EUR	6,896	7,504
	Omnicom Finance Holdings plc	1.400%	7/8/31	EUR	2,231	2,270
	Omnicom Finance Holdings plc	3.700%	3/6/32	EUR	5,000	5,710
	Onward Homes Ltd.	2.125%	3/25/53	GBP	2,000	1,246
	Optivo Finance plc	2.857%	10/7/35	GBP	2,500	2,592
	Optivo Finance plc	5.250%	3/13/43	GBP	4,050	4,878
	Orbit Capital plc	2.000%	11/24/38	GBP	1,500	1,309
	Orbit Capital plc	3.500%	3/24/45	GBP	1,090	1,024
	Orbit Capital plc	3.375%	6/14/48	GBP	126	112
	Paradigm Homes Charitable Housing Association Ltd.	2.250%	5/20/51	GBP	2,923	1,993
	Paragon Treasury plc	2.000%	5/7/36	GBP	2,091	1,927
[1]	Paragon Treasury plc	3.625%	1/21/47	GBP	1,004	931
	Peabody Capital No. 2 plc	2.750%	3/2/34	GBP	1,000	1,078
	Peabody Capital No. 2 plc	4.625%	12/12/53	GBP	1,700	1,781
	Peabody Capital plc	5.250%	3/17/43	GBP	2,750	3,338
	Pearson Funding plc	3.750%	6/4/30	GBP	1,293	1,623
	Pearson Funding plc	5.375%	9/12/34	GBP	2,000	2,596
[1]	Penarian Housing Finance plc	3.212%	6/7/52	GBP	777	680
	Pension Insurance Corp. plc	5.625%	9/20/30	GBP	5,680	7,431
	Pension Insurance Corp. plc	4.625%	5/7/31	GBP	2,000	2,456
	Pension Insurance Corp. plc	8.000%	11/13/33	GBP	2,300	3,315
	Phoenix Group Holdings plc	4.375%	1/24/29	EUR	10,234	11,769
	Phoenix Group Holdings plc	5.867%	6/13/29	GBP	2,181	2,922
	Phoenix Group Holdings plc	5.625%	4/28/31	GBP	4,319	5,590
	Places For People Treasury plc	6.250%	12/6/41	GBP	2,900	3,846
	Platform HG Financing plc	1.625%	8/10/55	GBP	2,452	1,290
	Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	1,455	2,002
	PRS Finance plc	1.750%	11/24/26	GBP	7,886	10,146
	PRS Finance plc	2.000%	1/23/29	GBP	8,669	10,714
	Quadgas Finance plc	3.375%	9/17/29	GBP	2,321	2,808
	RAC Bond Co. plc	4.870%	5/6/46	GBP	1,455	1,936
	Reckitt Benckiser Treasury Services Nederland BV	0.375%	5/19/26	EUR	2,457	2,722
	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	8,404	8,634
	Reckitt Benckiser Treasury Services plc	1.750%	5/19/32	GBP	2,141	2,339
	RELX Finance BV	0.500%	3/10/28	EUR	9,369	10,045
	RELX Finance BV	3.750%	6/12/31	EUR	8,333	9,754
	RELX Finance BV	0.875%	3/10/32	EUR	1,892	1,857
	Rentokil Initial Finance BV	3.875%	6/27/27	EUR	7,500	8,666
	Rentokil Initial Finance BV	4.375%	6/27/30	EUR	3,000	3,560
	Rio Tinto Finance plc	4.000%	12/11/29	GBP	400	522
	Riverside Finance plc	3.875%	12/5/44	GBP	1,093	1,047
	RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	1,544	2,094
	RL Finance Bonds No. 4 plc	4.875%	10/7/49	GBP	5,829	6,143
[1]	RMPA Services plc	5.337%	9/30/38	GBP	1,784	2,407
	Rothesay Life plc	3.375%	7/12/26	GBP	5,484	7,170
	Rothesay Life plc	7.734%	5/16/33	GBP	7,700	10,877
	Rothesay Life plc	7.019%	12/10/34	GBP	12,000	16,273
	Sage Group plc	1.625%	2/25/31	GBP	5,392	5,949
	Sanctuary Capital plc	6.697%	3/23/39	GBP	3,048	4,462
	Sanctuary Capital plc	5.000%	4/26/47	GBP	2,057	2,408
	Sanctuary Capital plc	2.375%	4/14/50	GBP	5,452	3,929
	Santander UK Group Holdings plc	2.421%	1/17/29	GBP	6,000	7,469
	Santander UK Group Holdings plc	0.603%	9/13/29	EUR	13,042	13,607
	Santander UK plc	1.125%	3/12/27	EUR	10,000	11,123
	Santander UK plc	5.250%	2/16/29	GBP	4,696	6,476
	Santander UK plc	3.125%	5/12/31	EUR	30,100	34,903

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[1]	Saxon Weald Capital plc	5.375%	6/6/42	GBP	281	355
	Scotland Gas Networks plc	3.250%	3/8/27	GBP	1,655	2,147
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	502	626
	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	GBP	200	197
	Scottish Widows Ltd.	7.000%	6/16/43	GBP	2,000	2,668
	Segro Capital Sarl	0.500%	9/22/31	EUR	4,276	4,059
	Segro plc	2.375%	10/11/29	GBP	642	776
	Segro plc	2.875%	10/11/37	GBP	1,600	1,600
	Severn Trent Utilities Finance plc	6.250%	6/7/29	GBP	1,000	1,394
	Severn Trent Utilities Finance plc	2.750%	12/5/31	GBP	1,687	1,939
	Severn Trent Utilities Finance plc	4.625%	11/30/34	GBP	4,000	4,960
	Severn Trent Utilities Finance plc	5.250%	4/4/36	GBP	3,700	4,759
	Severn Trent Utilities Finance plc	2.000%	6/2/40	GBP	542	432
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	8,649	9,982
	Sky Ltd.	2.500%	9/15/26	EUR	10,426	11,819
	Sky Ltd.	6.000%	5/21/27	GBP	50	69
	Sky Ltd.	4.000%	11/26/29	GBP	2,366	3,063
	Smith & Nephew plc	4.565%	10/11/29	EUR	1,000	1,206
	South Eastern Power Networks plc	5.500%	6/5/26	GBP	238	320
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	1,251	1,721
	South Eastern Power Networks plc	6.375%	11/12/31	GBP	1,387	1,970
	South Eastern Power Networks plc	1.750%	9/30/34	GBP	1,315	1,289
	Southern Electric Power Distribution plc	4.625%	2/20/37	GBP	4,736	5,700
	Southern Gas Networks plc	1.250%	12/2/31	GBP	5,600	5,834
	Southern Gas Networks plc	3.100%	9/15/36	GBP	5,000	5,111
	Southern Gas Networks plc	6.375%	5/15/40	GBP	82	110
	Southern Housing	3.500%	10/19/47	GBP	777	695
	Southern Water Services Finance Ltd.	1.625%	3/30/27	GBP	3,301	3,848
	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	1,464	2,013
	Southern Water Services Finance Ltd.	3.000%	5/28/37	GBP	1,500	1,372
	Southern Water Services Finance Ltd.	4.500%	3/31/52	GBP	450	444
	Southern Water Services Finance Ltd.	5.125%	9/30/56	GBP	50	54
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	100	114
	Sovereign Housing Capital plc	2.375%	11/4/48	GBP	2,455	1,759
	Sovereign Housing Capital plc	5.500%	1/24/57	GBP	1,000	1,216
	SP Distribution plc	5.875%	7/17/26	GBP	3,687	4,980
	SP Manweb plc	4.875%	9/20/27	GBP	100	134
	SSE plc	8.375%	11/20/28	GBP	7,518	11,196
	SSE plc	2.875%	8/1/29	EUR	5,000	5,667
	SSE plc	1.750%	4/16/30	EUR	10,000	10,691
	SSE plc	6.250%	8/27/38	GBP	3,272	4,481
	SSE plc	3.125%	Perpetual	EUR	1,000	1,121
	SSE plc	4.000%	Perpetual	EUR	6,867	7,783
	Standard Chartered plc	1.625%	10/3/27	EUR	347	387
	Standard Chartered plc	4.874%	5/10/31	EUR	5,000	6,037
	Standard Chartered plc	1.200%	9/23/31	EUR	3,000	3,280
	Standard Chartered plc	4.375%	1/18/38	GBP	1,455	1,674
	SW Finance I plc	7.000%	4/16/40	GBP	800	993
	SW Finance I plc	7.375%	12/12/41	GBP	1,000	1,257
[1]	TC Dudgeon Ofto plc	3.158%	11/12/38	GBP	402	458
[1]	Telereal Secured Finance plc	4.010%	12/10/33	GBP	947	1,197
[1]	Telereal Securitisation plc	6.165%	12/10/33	GBP	248	336
	Tesco Corporate Treasury Services plc	0.875%	5/29/26	EUR	14,958	16,647
	Tesco Corporate Treasury Services plc	1.875%	11/2/28	GBP	2,000	2,415
	Tesco Corporate Treasury Services plc	0.375%	7/27/29	EUR	10,000	10,152
	Tesco Corporate Treasury Services plc	4.250%	2/27/31	EUR	5,300	6,297
[1]	Tesco Property Finance 1 plc	7.623%	7/13/39	GBP	854	1,273
[1]	Tesco Property Finance 2 plc	6.052%	10/13/39	GBP	1,391	1,887
[1]	Tesco Property Finance 3 plc	5.744%	4/13/40	GBP	4,721	6,220
[1]	Tesco Property Finance 4 plc	5.801%	10/13/40	GBP	2,681	3,548
[1]	Tesco Property Finance 6 plc	5.411%	7/13/44	GBP	2,616	3,329
	THFC Funding No.2 plc	6.350%	7/8/41	GBP	1,184	1,666
	THFC Funding No.3 plc	5.200%	10/11/45	GBP	7,737	9,418
	Tritax Big Box REIT plc	1.500%	11/27/33	GBP	1,500	1,447
	Tritax EuroBox plc	0.950%	6/2/26	EUR	1,796	1,986
	Unilever Capital Corp.	3.400%	6/6/33	EUR	4,400	5,083
	Unilever Finance Netherlands BV	1.125%	2/12/27	EUR	4,958	5,511
	Unilever Finance Netherlands BV	1.375%	7/31/29	EUR	7,592	8,227
	Unilever Finance Netherlands BV	1.750%	3/25/30	EUR	27,413	29,873
	Unilever Finance Netherlands BV	1.375%	9/4/30	EUR	687	726

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Unilever Finance Netherlands BV	3.250%	2/15/32	EUR	11,000	12,708
	Unilever plc	1.500%	7/22/26	GBP	100	129
	Unilever plc	1.500%	6/11/39	EUR	2,547	2,240
	UNITE Group plc	3.500%	10/15/28	GBP	1,296	1,653
	United Utilities Water Finance plc	0.875%	10/28/29	GBP	5,751	6,477
	United Utilities Water Finance plc	2.625%	2/12/31	GBP	5,866	6,853
	United Utilities Water Finance plc	2.000%	7/3/33	GBP	1,004	1,036
	United Utilities Water Finance plc	5.750%	6/26/36	GBP	6,900	9,109
	United Utilities Water Finance plc	1.750%	2/10/38	GBP	2,760	2,330
	United Utilities Water Finance plc	1.875%	6/3/42	GBP	235	175
	United Utilities Water Finance plc	5.250%	1/22/46	GBP	2,000	2,316
	United Utilities Water Ltd.	5.625%	12/20/27	GBP	3,321	4,513
	University College London	1.625%	6/4/61	GBP	2,200	1,105
	University of Leeds	3.125%	12/19/50	GBP	2,100	1,785
	University of Liverpool	3.375%	6/25/55	GBP	100	84
	University of Manchester	4.250%	7/4/53	GBP	957	986
	University of Oxford	2.544%	12/8/17	GBP	4,459	2,848
	Utmost Group plc	4.000%	12/15/31	GBP	2,000	2,294
	Virgin Money UK plc	4.000%	9/3/27	GBP	2,728	3,592
	Vodafone Group plc	1.500%	7/24/27	EUR	4,401	4,904
	Vodafone Group plc	1.875%	11/20/29	EUR	3,195	3,523
	Vodafone Group plc	1.625%	11/24/30	EUR	5,761	6,111
	Vodafone Group plc	1.600%	7/29/31	EUR	6,110	6,386
	Vodafone Group plc	5.900%	11/26/32	GBP	7,210	10,089
	Vodafone Group plc	2.875%	11/20/37	EUR	4,654	4,808
	Vodafone Group plc	2.500%	5/24/39	EUR	10,931	10,573
	Vodafone Group plc	3.375%	8/8/49	GBP	3,709	3,093
	Vodafone Group plc	5.125%	12/2/52	GBP	3,000	3,289
	Vodafone Group plc	3.000%	8/12/56	GBP	3,848	2,734
	Vodafone International Financing DAC	4.000%	2/10/43	EUR	1,500	1,654
	Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	2,457	3,381
	Wales & West Utilities Finance plc	3.000%	8/3/38	GBP	777	775
	Wellcome Trust Finance plc	4.625%	7/25/36	GBP	6,416	8,166
	Wellcome Trust Ltd.	4.000%	5/9/59	GBP	1,093	1,127
	Wellcome Trust Ltd.	1.500%	7/14/71	GBP	1,000	459
	Wellcome Trust Ltd.	2.517%	2/7/18	GBP	2,141	1,367
	Wessex Water Services Finance plc	5.375%	3/10/28	GBP	316	423
	Wessex Water Services Finance plc	1.250%	1/12/36	GBP	1,786	1,487
	Westfield Stratford City Finance No. 2 plc	1.642%	8/4/31	GBP	1,228	1,566
	Wheatley Group Capital plc	4.375%	11/28/44	GBP	1,131	1,227
	WHG Treasury plc	4.250%	10/6/45	GBP	2,906	3,070
	White City Property Finance plc	5.120%	4/17/35	GBP	2,195	2,971
[1]	Wods Transmission plc	3.446%	8/24/34	GBP	64	80
	WPP Finance 2013	2.875%	9/14/46	GBP	1,393	1,122
	WPP Finance 2017	3.750%	5/19/32	GBP	2,067	2,489
	WPP Finance Deutschland GmbH	1.625%	3/23/30	EUR	3,769	4,012
	WPP Finance SA	2.250%	9/22/26	EUR	100	112
	WPP Finance SA	2.375%	5/19/27	EUR	5,947	6,723
	Wrekin Housing Group Ltd.	2.500%	10/22/48	GBP	1,000	744
	Yorkshire Building Society	0.010%	10/13/27	EUR	16,178	17,370
	Yorkshire Building Society	0.500%	7/1/28	EUR	6,981	7,346
	Yorkshire Building Society	3.375%	9/13/28	GBP	9,610	12,241
	Yorkshire Building Society	1.500%	9/15/29	GBP	2,786	3,313
	Yorkshire Housing Finance plc	4.125%	10/31/44	GBP	1,791	1,830
	Yorkshire Power Finance Ltd.	7.250%	8/4/28	GBP	1,651	2,335
	Yorkshire Water Finance plc	3.625%	8/1/29	GBP	3,188	4,007
	Yorkshire Water Finance plc	5.250%	4/28/30	GBP	2,500	3,294
	Yorkshire Water Finance plc	6.375%	11/18/34	GBP	2,780	3,801
	Yorkshire Water Finance plc	5.500%	4/28/35	GBP	6,000	7,586
	Yorkshire Water Finance plc	6.375%	8/19/39	GBP	574	755
	Yorkshire Water Finance plc	2.750%	4/18/41	GBP	6,739	5,679
	Yorkshire Water Services Finance Ltd.	5.500%	5/28/37	GBP	400	515
						2,616,860
United States (3.0%)
	3M Co.	1.500%	11/9/26	EUR	100	112
	3M Co.	1.750%	5/15/30	EUR	831	888
	Abbott Ireland Financing DAC	1.500%	9/27/26	EUR	8,733	9,776
	Abbott Ireland Financing DAC	0.375%	11/19/27	EUR	4,913	5,289
	AbbVie Inc.	0.750%	11/18/27	EUR	3,057	3,320

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
AbbVie Inc.	2.625%	11/15/28	EUR	11,104	12,586
AbbVie Inc.	2.125%	11/17/28	EUR	9,681	10,801
AbbVie Inc.	2.125%	6/1/29	EUR	4,000	4,428
AGCO International Holdings BV	0.800%	10/6/28	EUR	2,500	2,622
Air Lease Corp.	5.400%	6/1/28	CAD	9,424	7,155
Air Lease Corp.	3.700%	4/15/30	EUR	2,900	3,326
Air Products & Chemicals Inc.	0.500%	5/5/28	EUR	1,815	1,934
Air Products & Chemicals Inc.	4.000%	3/3/35	EUR	13,800	16,159
Altria Group Inc.	2.200%	6/15/27	EUR	6,164	6,904
Altria Group Inc.	3.125%	6/15/31	EUR	13,820	15,254
American Honda Finance Corp.	0.750%	11/25/26	GBP	3,234	4,052
American Honda Finance Corp.	3.750%	10/25/27	EUR	5,000	5,822
American Honda Finance Corp.	0.300%	7/7/28	EUR	5,100	5,354
American Honda Finance Corp.	5.600%	9/6/30	GBP	5,750	7,833
American International Group Inc.	1.875%	6/21/27	EUR	1,656	1,849
American Medical Systems Europe BV	3.375%	3/8/29	EUR	9,100	10,535
American Medical Systems Europe BV	1.625%	3/8/31	EUR	17,500	18,350
American Medical Systems Europe BV	3.000%	3/8/31	EUR	5,000	5,635
American Medical Systems Europe BV	3.500%	3/8/32	EUR	8,800	10,101
American Medical Systems Europe BV	1.875%	3/8/34	EUR	8,200	8,188
American Medical Systems Europe BV	3.250%	3/8/34	EUR	3,167	3,520
American Tower Corp.	1.950%	5/22/26	EUR	9,811	11,032
American Tower Corp.	0.450%	1/15/27	EUR	11,882	12,999
American Tower Corp.	0.400%	2/15/27	EUR	1,857	2,023
American Tower Corp.	0.500%	1/15/28	EUR	5,757	6,133
American Tower Corp.	0.875%	5/21/29	EUR	7,765	8,084
American Tower Corp.	3.900%	5/16/30	EUR	5,250	6,153
American Tower Corp.	0.950%	10/5/30	EUR	5,998	6,009
American Tower Corp.	4.625%	5/16/31	EUR	3,000	3,628
American Tower Corp.	1.000%	1/15/32	EUR	5,000	4,840
American Tower Corp.	1.250%	5/21/33	EUR	1,000	942
American Tower Corp.	4.100%	5/16/34	EUR	3,000	3,495
Amgen Inc.	5.500%	12/7/26	GBP	2,186	2,949
Amgen Inc.	4.000%	9/13/29	GBP	7,231	9,363
Amphenol Technologies Holding GmbH	2.000%	10/8/28	EUR	2,000	2,224
Aon Global Ltd.	2.875%	5/14/26	EUR	1,635	1,854
Apple Inc.	3.600%	6/10/26	AUD	940	601
Apple Inc.	2.000%	9/17/27	EUR	3,496	3,936
Apple Inc.	1.375%	5/24/29	EUR	4,260	4,620
Apple Inc.	0.750%	2/25/30	CHF	2,700	3,296
Apple Inc.	0.500%	11/15/31	EUR	9,587	9,438
Apple Inc.	3.600%	7/31/42	GBP	1,564	1,669
AT&T Inc.	2.900%	12/4/26	GBP	1,344	1,740
AT&T Inc.	5.500%	3/15/27	GBP	750	1,011
AT&T Inc.	1.600%	5/19/28	EUR	1,000	1,101
AT&T Inc.	4.600%	9/19/28	AUD	5,060	3,251
AT&T Inc.	2.350%	9/5/29	EUR	6,931	7,677
AT&T Inc.	4.375%	9/14/29	GBP	2,300	2,995
AT&T Inc.	2.600%	12/17/29	EUR	1,850	2,066
AT&T Inc.	0.800%	3/4/30	EUR	6,906	7,086
AT&T Inc.	3.550%	12/17/32	EUR	4,896	5,586
AT&T Inc.	5.200%	11/18/33	GBP	1,528	1,999
AT&T Inc.	4.300%	11/18/34	EUR	950	1,121
AT&T Inc.	2.450%	3/15/35	EUR	13,501	13,662
AT&T Inc.	3.150%	9/4/36	EUR	11,534	12,179
AT&T Inc.	2.600%	5/19/38	EUR	7,899	7,664
AT&T Inc.	1.800%	9/14/39	EUR	1,000	870
AT&T Inc.	7.000%	4/30/40	GBP	4,850	7,024
AT&T Inc.	4.250%	6/1/43	GBP	12,014	12,552
AT&T Inc.	4.875%	6/1/44	GBP	1,376	1,541
AT&T Inc.	4.850%	5/25/47	CAD	5,613	3,895
Athene Global Funding	0.366%	9/10/26	EUR	1,786	1,957
Athene Global Funding	0.832%	1/8/27	EUR	2,000	2,193
Athene Global Funding	1.750%	11/24/27	GBP	4,981	6,174
Athene Global Funding	0.625%	1/12/28	EUR	3,713	3,976
Athene Global Funding	2.470%	6/9/28	CAD	6,556	4,603
Bank of America Corp.	0.253%	6/12/26	CHF	2,700	3,265
Bank of America Corp.	4.250%	12/10/26	GBP	2,196	2,913
Bank of America Corp.	1.776%	5/4/27	EUR	10,773	12,098
Bank of America Corp.	1.978%	9/15/27	CAD	4,464	3,186

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bank of America Corp.	3.615%	3/16/28	CAD	9,098	6,635
Bank of America Corp.	1.662%	4/25/28	EUR	1,100	1,222
Bank of America Corp.	0.583%	8/24/28	EUR	16,789	18,107
Bank of America Corp.	1.667%	6/2/29	GBP	9,000	10,919
Bank of America Corp.	0.694%	3/22/31	EUR	24,233	24,327
Bank of America Corp.	3.584%	4/27/31	GBP	2,200	2,752
Bank of America Corp.	0.654%	10/26/31	EUR	27,125	26,647
Bank of America Corp.	1.102%	5/24/32	EUR	14,000	13,841
Baxter International Inc.	1.300%	5/15/29	EUR	3,595	3,826
Becton Dickinson & Co.	1.900%	12/15/26	EUR	2,833	3,179
Becton Dickinson & Co.	3.519%	2/8/31	EUR	3,734	4,295
Becton Dickinson & Co.	3.828%	6/7/32	EUR	5,000	5,789
Becton Dickinson Euro Finance Sarl	1.208%	6/4/26	EUR	13,956	15,603
Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	EUR	9,049	9,490
Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	EUR	11,100	12,904
Becton Dickinson Euro Finance Sarl	1.213%	2/12/36	EUR	3,000	2,629
Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	EUR	1,706	1,287
Berkshire Hathaway Finance Corp.	1.500%	3/18/30	EUR	16,700	17,826
Berkshire Hathaway Finance Corp.	2.000%	3/18/34	EUR	6,200	6,326
Berkshire Hathaway Finance Corp.	2.375%	6/19/39	GBP	4,359	3,972
Berkshire Hathaway Finance Corp.	2.625%	6/19/59	GBP	1,725	1,223
Berkshire Hathaway Inc.	2.150%	3/15/28	EUR	4,200	4,727
Berkshire Hathaway Inc.	0.440%	9/13/29	JPY	2,690,000	18,006
Berkshire Hathaway Inc.	0.437%	4/15/31	JPY	500,000	3,256
Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	4,408	4,237
Berkshire Hathaway Inc.	0.965%	9/13/39	JPY	500,000	2,988
Berkshire Hathaway Inc.	1.108%	9/13/49	JPY	470,000	2,235
Berry Global Inc.	1.500%	1/15/27	EUR	2,786	3,074
Blackrock Inc.	3.750%	7/18/35	EUR	7,511	8,696
Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	502	557
Blackstone Holdings Finance Co. LLC	1.500%	4/10/29	EUR	4,938	5,300
Blackstone Holdings Finance Co. LLC	3.500%	6/1/34	EUR	2,000	2,264
Blackstone Private Credit Fund	1.750%	11/30/26	EUR	5,000	5,548
Booking Holdings Inc.	4.000%	11/15/26	EUR	5,900	6,837
Booking Holdings Inc.	0.500%	3/8/28	EUR	14,094	15,007
Booking Holdings Inc.	3.625%	11/12/28	EUR	6,000	6,979
Booking Holdings Inc.	4.250%	5/15/29	EUR	2,000	2,383
Booking Holdings Inc.	4.500%	11/15/31	EUR	5,300	6,418
Booking Holdings Inc.	4.125%	5/12/33	EUR	10,400	12,199
Booking Holdings Inc.	4.750%	11/15/34	EUR	4,900	5,995
Booking Holdings Inc.	3.750%	3/1/36	EUR	3,500	3,919
Booking Holdings Inc.	4.000%	3/1/44	EUR	4,300	4,698
Booking Holdings Inc.	3.875%	3/21/45	EUR	4,700	4,998
BorgWarner Inc.	1.000%	5/19/31	EUR	4,629	4,495
Boston Scientific Corp.	0.625%	12/1/27	EUR	2,434	2,629
BP Capital Markets BV	3.773%	5/12/30	EUR	5,500	6,449
BP Capital Markets BV	3.360%	9/12/31	EUR	6,000	6,833
BP Capital Markets BV	4.323%	5/12/35	EUR	3,000	3,566
BP Capital Markets BV	0.933%	12/4/40	EUR	4,459	3,176
BP Capital Markets BV	1.467%	9/21/41	EUR	981	747
Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	1,906	1,865
Brown-Forman Corp.	1.200%	7/7/26	EUR	1,256	1,402
Brown-Forman Corp.	2.600%	7/7/28	GBP	4,607	5,789
Capital One Financial Corp.	1.650%	6/12/29	EUR	1,803	1,918
Cargill Inc.	3.875%	4/24/30	EUR	8,000	9,437
Carrier Global Corp.	4.500%	11/29/32	EUR	6,000	7,212
Carrier Global Corp.	3.625%	1/15/37	EUR	5,000	5,418
Chubb INA Holdings LLC	1.550%	3/15/28	EUR	4,535	4,948
Chubb INA Holdings LLC	0.875%	12/15/29	EUR	7,188	7,399
Chubb INA Holdings LLC	1.400%	6/15/31	EUR	2,366	2,401
Chubb INA Holdings LLC	2.500%	3/15/38	EUR	9,175	8,950
Citigroup Inc.	2.125%	9/10/26	EUR	2,637	2,973
Citigroup Inc.	1.750%	10/23/26	GBP	5,455	6,959
Citigroup Inc.	2.800%	6/25/27	JPY	199,400	1,430
Citigroup Inc.	0.500%	10/8/27	EUR	18,367	20,181
Citigroup Inc.	1.625%	3/21/28	EUR	3,000	3,301
Citigroup Inc.	5.070%	4/29/28	CAD	5,950	4,425
Citigroup Inc.	1.250%	4/10/29	EUR	1,455	1,547
Citigroup Inc.	4.500%	3/3/31	GBP	502	643
Citigroup Inc.	3.750%	5/14/32	EUR	12,000	13,768

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Citigroup Inc.	6.800%	6/25/38	GBP	2,079	3,057
	CNH Industrial Capital Canada Ltd.	5.500%	8/11/26	CAD	2,700	2,013
	CNH Industrial Capital Canada Ltd.	4.800%	3/25/27	CAD	975	726
	CNH Industrial Capital Canada Ltd.	4.000%	4/11/28	CAD	1,326	975
	CNH Industrial Finance Europe SA	1.750%	3/25/27	EUR	2,200	2,449
	CNH Industrial Finance Europe SA	1.625%	7/3/29	EUR	7,484	8,013
	Coca-Cola Co.	1.125%	3/9/27	EUR	6,412	7,104
	Coca-Cola Co.	0.125%	3/9/29	EUR	2,911	2,998
	Coca-Cola Co.	0.125%	3/15/29	EUR	4,600	4,725
	Coca-Cola Co.	0.400%	5/6/30	EUR	8,770	8,852
	Coca-Cola Co.	0.500%	3/9/33	EUR	10,629	9,829
	Coca-Cola Co.	0.375%	3/15/33	EUR	2,413	2,206
	Coca-Cola Co.	1.625%	3/9/35	EUR	2,750	2,656
	Coca-Cola Co.	0.950%	5/6/36	EUR	3,356	2,918
	Coca-Cola Co.	0.800%	3/15/40	EUR	6,413	4,876
	Coca-Cola Co.	1.000%	3/9/41	EUR	3,600	2,732
	Colgate-Palmolive Co.	0.300%	11/10/29	EUR	5,000	5,134
	Colgate-Palmolive Co.	1.375%	3/6/34	EUR	1,274	1,277
	Colgate-Palmolive Co.	0.875%	11/12/39	EUR	217	171
	Comcast Corp.	0.000%	9/14/26	EUR	3,606	3,952
	Comcast Corp.	1.500%	2/20/29	GBP	3,269	3,895
	Comcast Corp.	0.250%	9/14/29	EUR	6,118	6,213
	Comcast Corp.	5.500%	11/23/29	GBP	1,956	2,689
	Comcast Corp.	0.750%	2/20/32	EUR	2,500	2,404
	Comcast Corp.	3.250%	9/26/32	EUR	5,000	5,593
	Comcast Corp.	1.875%	2/20/36	GBP	3,542	3,342
	Comcast Corp.	3.550%	9/26/36	EUR	2,000	2,211
	Comcast Corp.	1.250%	2/20/40	EUR	3,702	2,992
	Corning Inc.	0.992%	8/10/27	JPY	870,000	5,909
	CRH Finance DAC	1.375%	10/18/28	EUR	733	795
	CRH Finance UK plc	4.125%	12/2/29	GBP	2,773	3,605
	CRH Funding BV	1.625%	5/5/30	EUR	5,603	5,916
	CRH SMW Finance DAC	1.250%	11/5/26	EUR	11,216	12,518
	CRH SMW Finance DAC	4.000%	7/11/31	EUR	9,941	11,734
	Danaher Corp.	2.500%	3/30/30	EUR	5,790	6,454
	DH Europe Finance II Sarl	0.450%	3/18/28	EUR	19,631	20,970
	DH Europe Finance II Sarl	0.750%	9/18/31	EUR	10,985	10,781
	DH Europe Finance II Sarl	1.350%	9/18/39	EUR	7,275	6,050
	DH Europe Finance II Sarl	1.800%	9/18/49	EUR	1,108	817
	Digital Dutch Finco BV	1.500%	3/15/30	EUR	11,000	11,451
	Digital Dutch Finco BV	1.250%	2/1/31	EUR	6,684	6,691
	Digital Dutch Finco BV	1.000%	1/15/32	EUR	4,000	3,817
	Digital Dutch Finco BV	3.875%	9/13/33	EUR	4,000	4,493
	Digital Intrepid Holding BV	0.625%	7/15/31	EUR	8,108	7,717
	Digital Intrepid Holding BV	1.375%	7/18/32	EUR	3,600	3,444
	Digital Stout Holding LLC	3.300%	7/19/29	GBP	4,938	6,131
	Digital Stout Holding LLC	3.750%	10/17/30	GBP	10,906	13,462
	Discovery Communications LLC	1.900%	3/19/27	EUR	8,701	9,626
	Dover Corp.	1.250%	11/9/26	EUR	10,890	12,091
	Dover Corp.	0.750%	11/4/27	EUR	3,100	3,354
	Dow Chemical Co.	1.125%	3/15/32	EUR	9,000	8,650
	Duke Energy Corp.	3.100%	6/15/28	EUR	5,450	6,191
	Duke Energy Corp.	3.750%	4/1/31	EUR	15,850	18,212
	DXC Capital Funding DAC	0.450%	9/15/27	EUR	2,903	3,083
	DXC Capital Funding DAC	0.950%	9/15/31	EUR	4,171	3,942
	Eaton Capital ULC	0.577%	3/8/30	EUR	3,100	3,152
	Eli Lilly & Co.	2.125%	6/3/30	EUR	8,602	9,461
	Eli Lilly & Co.	0.500%	9/14/33	EUR	4,000	3,706
	Eli Lilly & Co.	1.700%	11/1/49	EUR	11,098	8,574
	Eli Lilly & Co.	1.375%	9/14/61	EUR	3,000	1,720
	Emerson Electric Co.	2.000%	10/15/29	EUR	1,004	1,102
	Equinix Europe 2 Financing Corp. LLC	3.650%	9/3/33	EUR	5,000	5,594
	Equinix Inc.	0.250%	3/15/27	EUR	2,086	2,262
	Euronet Worldwide Inc.	1.375%	5/22/26	EUR	3,144	3,493
	Experian Europe DAC	1.560%	5/16/31	EUR	1,800	1,892
	Experian Finance plc	3.250%	4/7/32	GBP	3,128	3,751
	Experian Finance plc	3.375%	10/10/34	EUR	3,000	3,345
	Exxon Mobil Corp.	0.835%	6/26/32	EUR	14,968	14,408
	FedEx Corp.	1.625%	1/11/27	EUR	3,459	3,863
[3]	FedEx Corp.	1.300%	8/5/31	EUR	1,139	1,176

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	FedEx Corp.	0.950%	5/4/33	EUR	8,109	7,551
	Fidelity National Information Services Inc.	1.500%	5/21/27	EUR	13,291	14,636
	Fidelity National Information Services Inc.	1.000%	12/3/28	EUR	6,000	6,303
	Fidelity National Information Services Inc.	2.000%	5/21/30	EUR	1,986	2,110
	Fidelity National Information Services Inc.	2.950%	5/21/39	EUR	714	708
	Fiserv Inc.	1.125%	7/1/27	EUR	2,008	2,202
	Fiserv Inc.	1.625%	7/1/30	EUR	12,415	12,984
	Fiserv Inc.	3.000%	7/1/31	GBP	4,100	4,829
	Ford Credit Canada Co.	5.581%	2/22/27	CAD	2,500	1,828
	Ford Credit Canada Co.	4.222%	1/10/28	CAD	3,000	2,116
	Ford Credit Canada Co.	5.242%	5/23/28	CAD	8,000	5,776
	Ford Credit Canada Co.	5.441%	2/9/29	CAD	3,800	2,732
	Ford Credit Canada Co.	5.668%	2/20/30	CAD	7,000	5,014
	Ford Credit Canada Co.	5.582%	5/23/31	CAD	2,500	1,753
	Ford Motor Credit Co. LLC	4.867%	8/3/27	EUR	5,200	6,082
	Ford Motor Credit Co. LLC	4.165%	11/21/28	EUR	4,000	4,574
	Ford Motor Credit Co. LLC	5.125%	2/20/29	EUR	9,000	10,547
	Ford Motor Credit Co. LLC	4.445%	2/14/30	EUR	10,300	11,706
	Ford Motor Credit Co. LLC	5.780%	4/30/30	GBP	2,200	2,885
	GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	735	539
	GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	4,959	6,841
	General Electric Co.	1.500%	5/17/29	EUR	4,771	5,152
	General Electric Co.	4.125%	9/19/35	EUR	11,585	13,622
	General Electric Co.	2.125%	5/17/37	EUR	3,706	3,540
	General Electric Co.	4.875%	9/18/37	GBP	465	559
	General Mills Inc.	1.500%	4/27/27	EUR	1,004	1,114
	General Mills Inc.	3.907%	4/13/29	EUR	5,598	6,566
	General Mills Inc.	3.650%	10/23/30	EUR	5,600	6,481
	General Mills Inc.	3.850%	4/23/34	EUR	3,937	4,491
	General Motors Financial Co. Inc.	5.150%	8/15/26	GBP	1,000	1,330
	General Motors Financial Co. Inc.	0.600%	5/20/27	EUR	1,000	1,086
	General Motors Financial Co. Inc.	3.900%	1/12/28	EUR	10,000	11,589
	General Motors Financial Co. Inc.	0.650%	9/7/28	EUR	6,981	7,329
	General Motors Financial Co. Inc.	4.300%	2/15/29	EUR	12,700	14,900
	General Motors Financial Co. Inc.	4.000%	7/10/30	EUR	7,000	8,022
	General Motors Financial of Canada Ltd.	5.000%	2/9/29	CAD	5,985	4,431
	General Motors Financial of Canada Ltd.	4.450%	2/25/30	CAD	4,500	3,242
	Global Payments Inc.	4.875%	3/17/31	EUR	11,380	13,477
	Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	13,101	14,910
	Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	1,324	1,485
	Goldman Sachs Group Inc.	2.599%	11/30/27	CAD	14,895	10,699
	Goldman Sachs Group Inc.	1.500%	12/7/27	GBP	8,485	10,434
	Goldman Sachs Group Inc.	0.250%	1/26/28	EUR	18,635	19,863
	Goldman Sachs Group Inc.	2.000%	3/22/28	EUR	3,462	3,869
	Goldman Sachs Group Inc.	1.250%	2/7/29	EUR	5,000	5,338
	Goldman Sachs Group Inc.	2.013%	2/28/29	CAD	8,049	5,619
	Goldman Sachs Group Inc.	0.875%	5/9/29	EUR	700	731
	Goldman Sachs Group Inc.	3.125%	7/25/29	GBP	2,789	3,487
	Goldman Sachs Group Inc.	3.625%	10/29/29	GBP	5,066	6,487
	Goldman Sachs Group Inc.	1.875%	12/16/30	GBP	625	704
	Goldman Sachs Group Inc.	0.750%	3/23/32	EUR	10,794	10,224
	Goldman Sachs Group Inc.	1.000%	3/18/33	EUR	8,231	7,729
	Goldman Sachs Group Inc.	6.875%	1/18/38	GBP	737	1,018
	Haleon Netherlands Capital BV	2.125%	3/29/34	EUR	6,200	6,326
	HCN Canadian Holdings-1 LP	2.950%	1/15/27	CAD	883	635
	Highland Holdings Sarl	0.318%	12/15/26	EUR	8,700	9,527
	Highland Holdings Sarl	0.934%	12/15/31	EUR	4,000	3,885
	Honeywell International Inc.	2.250%	2/22/28	EUR	4,318	4,861
	Honeywell International Inc.	3.375%	3/1/30	EUR	14,100	16,252
	Honeywell International Inc.	0.750%	3/10/32	EUR	1,550	1,483
	Honeywell International Inc.	3.750%	5/17/32	EUR	8,800	10,236
	Honeywell International Inc.	4.125%	11/2/34	EUR	5,508	6,457
	Illinois Tool Works Inc.	0.625%	12/5/27	EUR	2,883	3,131
	Illinois Tool Works Inc.	3.250%	5/17/28	EUR	5,150	5,951
	Illinois Tool Works Inc.	2.125%	5/22/30	EUR	7,280	7,990
	Illinois Tool Works Inc.	3.375%	5/17/32	EUR	11,000	12,631
	International Business Machines Corp.	1.250%	1/29/27	EUR	2,235	2,481
	International Business Machines Corp.	0.300%	2/11/28	EUR	9,685	10,321
	International Business Machines Corp.	1.750%	3/7/28	EUR	2,100	2,328
	International Business Machines Corp.	1.500%	5/23/29	EUR	3,300	3,558

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	International Business Machines Corp.	0.875%	2/9/30	EUR	8,000	8,240
	International Business Machines Corp.	1.750%	1/31/31	EUR	4,642	4,888
	International Business Machines Corp.	3.625%	2/6/31	EUR	700	813
	International Business Machines Corp.	0.650%	2/11/32	EUR	4,900	4,664
	International Business Machines Corp.	3.150%	2/10/33	EUR	5,000	5,542
	International Business Machines Corp.	1.250%	2/9/34	EUR	4,900	4,617
	International Business Machines Corp.	3.750%	2/6/35	EUR	5,000	5,724
	International Business Machines Corp.	1.200%	2/11/40	EUR	2,637	2,048
	International Business Machines Corp.	4.000%	2/6/43	EUR	4,584	5,058
	International Business Machines Corp.	3.800%	2/10/45	EUR	6,700	7,157
	International Flavors & Fragrances Inc.	1.800%	9/25/26	EUR	4,898	5,468
	John Deere Capital Corp.	3.450%	7/16/32	EUR	13,000	15,002
	John Deere Cash Management Sarl	2.200%	4/2/32	EUR	3,913	4,231
	John Deere Cash Management Sarl	1.650%	6/13/39	EUR	2,457	2,176
	John Deere Financial Inc.	2.580%	10/16/26	CAD	931	671
	John Deere Financial Inc.	4.360%	1/20/27	CAD	9,000	6,670
	John Deere Financial Inc.	4.950%	6/14/27	CAD	2,100	1,580
	John Deere Financial Inc.	5.170%	9/15/28	CAD	5,764	4,425
	John Deere Financial Inc.	4.630%	4/4/29	CAD	3,600	2,728
	Johnson & Johnson	1.150%	11/20/28	EUR	642	696
	Johnson & Johnson	3.200%	6/1/32	EUR	5,000	5,748
	Johnson & Johnson	3.050%	2/26/33	EUR	5,000	5,673
	Johnson & Johnson	3.350%	6/1/36	EUR	7,400	8,338
	Johnson & Johnson	3.350%	2/26/37	EUR	2,000	2,243
	Johnson & Johnson	3.550%	6/1/44	EUR	7,600	8,325
	Johnson & Johnson	3.600%	2/26/45	EUR	5,489	5,989
	Johnson & Johnson	3.700%	2/26/55	EUR	3,500	3,732
	Johnson Controls International plc	4.250%	5/23/35	EUR	11,020	13,004
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	0.375%	9/15/27	EUR	2,448	2,650
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	3.000%	9/15/28	EUR	1,931	2,200
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	3.125%	12/11/33	EUR	1,500	1,639
	JPMorgan Chase & Co.	3.500%	12/18/26	GBP	2,457	3,219
	JPMorgan Chase & Co.	0.389%	2/24/28	EUR	14,212	15,447
	JPMorgan Chase & Co.	1.896%	3/5/28	CAD	7,350	5,208
	JPMorgan Chase & Co.	1.638%	5/18/28	EUR	7,079	7,843
	JPMorgan Chase & Co.	1.963%	3/23/30	EUR	26,250	28,633
	JPMorgan Chase & Co.	1.001%	7/25/31	EUR	4,950	5,027
	JPMorgan Chase & Co.	4.457%	11/13/31	EUR	15,000	18,012
	JPMorgan Chase & Co.	1.047%	11/4/32	EUR	16,647	16,314
	JPMorgan Chase & Co.	1.895%	4/28/33	GBP	6,000	6,523
	JPMorgan Chase & Co.	3.761%	3/21/34	EUR	22,000	25,168
	Kellanova	0.500%	5/20/29	EUR	3,000	3,111
	Kinder Morgan Inc.	2.250%	3/16/27	EUR	3,489	3,909
	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	4,368	4,667
[3]	KKR Group Finance Co. XI LLC	1.559%	5/30/29	JPY	500,000	3,475
	Kraft Heinz Foods Co.	2.250%	5/25/28	EUR	8,500	9,511
	Liberty Mutual Group Inc.	2.750%	5/4/26	EUR	6,818	7,732
	Linde Finance BV	0.550%	5/19/32	EUR	6,800	6,477
	Linde plc	3.375%	6/12/29	EUR	16,500	19,230
	Linde plc	3.200%	2/14/31	EUR	14,000	16,142
	Linde plc	3.625%	6/12/34	EUR	3,000	3,471
	Linde plc	1.625%	3/31/35	EUR	14,000	13,496
	Linde plc	1.000%	9/30/51	EUR	8,300	5,085
	LYB International Finance II BV	0.875%	9/17/26	EUR	4,461	4,936
	ManpowerGroup Inc.	1.750%	6/22/26	EUR	100	112
	MassMutual Global Funding II	5.000%	12/12/27	GBP	2,000	2,699
	MassMutual Global Funding II	4.625%	10/5/29	GBP	1,900	2,537
	Mastercard Inc.	2.100%	12/1/27	EUR	3,975	4,462
	Mastercard Inc.	1.000%	2/22/29	EUR	10,500	11,210
	McDonald's Corp.	1.750%	5/3/28	EUR	1,200	1,326
	McDonald's Corp.	0.250%	10/4/28	EUR	4,700	4,902
	McDonald's Corp.	3.800%	3/8/29	AUD	2,000	1,257
	McDonald's Corp.	2.375%	5/31/29	EUR	3,000	3,342
	McDonald's Corp.	1.500%	11/28/29	EUR	7,700	8,210
	McDonald's Corp.	2.950%	3/15/34	GBP	6,200	6,949
	McDonald's Corp.	3.000%	5/31/34	EUR	4,900	5,302
	McDonald's Corp.	4.250%	3/7/35	EUR	3,000	3,539
	McDonald's Corp.	4.125%	11/28/35	EUR	6,000	6,959
	McDonald's Corp.	4.125%	6/11/54	GBP	600	574
	McKesson Corp.	1.625%	10/30/26	EUR	5,003	5,599

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
McKesson Corp.	3.125%	2/17/29	GBP	511	646
Medtronic Global Holdings SCA	0.375%	10/15/28	EUR	1,904	1,997
Medtronic Global Holdings SCA	3.000%	10/15/28	EUR	1,730	1,978
Medtronic Global Holdings SCA	1.625%	3/7/31	EUR	3,500	3,670
Medtronic Global Holdings SCA	1.000%	7/2/31	EUR	10,364	10,413
Medtronic Global Holdings SCA	0.750%	10/15/32	EUR	1,913	1,812
Medtronic Global Holdings SCA	3.375%	10/15/34	EUR	1,547	1,746
Medtronic Global Holdings SCA	2.250%	3/7/39	EUR	1,499	1,413
Medtronic Global Holdings SCA	1.500%	7/2/39	EUR	3,603	3,050
Medtronic Global Holdings SCA	1.375%	10/15/40	EUR	4,866	3,853
Medtronic Global Holdings SCA	1.750%	7/2/49	EUR	7,504	5,400
Medtronic Global Holdings SCA	1.625%	10/15/50	EUR	7,042	4,809
Medtronic Inc.	3.650%	10/15/29	EUR	2,258	2,644
Medtronic Inc.	3.875%	10/15/36	EUR	4,750	5,486
Medtronic Inc.	4.150%	10/15/53	EUR	4,953	5,483
Merck & Co. Inc.	1.875%	10/15/26	EUR	1,590	1,789
Merck & Co. Inc.	2.500%	10/15/34	EUR	2,574	2,739
Merck & Co. Inc.	1.375%	11/2/36	EUR	1,184	1,081
MetLife Inc.	0.769%	5/23/29	JPY	730,000	4,980
Metropolitan Life Global Funding I	5.180%	6/15/26	CAD	20,930	15,541
Metropolitan Life Global Funding I	3.500%	9/30/26	GBP	2,300	3,020
Metropolitan Life Global Funding I	4.000%	7/13/27	AUD	1,419	906
Metropolitan Life Global Funding I	0.625%	12/8/27	GBP	4,529	5,476
Metropolitan Life Global Funding I	4.000%	4/5/28	EUR	6,000	7,057
Metropolitan Life Global Funding I	2.450%	1/12/29	CAD	750	529
Metropolitan Life Global Funding I	1.625%	9/21/29	GBP	5,000	5,902
Metropolitan Life Global Funding I	5.000%	1/10/30	GBP	3,000	4,053
Metropolitan Life Global Funding I	3.394%	4/9/30	CAD	3,372	2,433
Metropolitan Life Global Funding I	3.750%	12/5/30	EUR	13,100	15,334
Metropolitan Life Global Funding I	3.750%	12/7/31	EUR	5,000	5,859
Microsoft Corp.	3.125%	12/6/28	EUR	7,964	9,238
Microsoft Corp.	2.625%	5/2/33	EUR	2,906	3,278
Mohawk Capital Finance SA	1.750%	6/12/27	EUR	1,400	1,557
Molson Coors Beverage Co.	3.800%	6/15/32	EUR	6,000	6,934
Molson Coors International LP	3.440%	7/15/26	CAD	1,397	1,015
Mondelez International Holdings Netherlands BV	0.250%	9/9/29	EUR	4,637	4,718
Mondelez International Holdings Netherlands BV	1.250%	9/9/41	EUR	3,410	2,559
Mondelez International Inc.	1.625%	3/8/27	EUR	5,854	6,530
Mondelez International Inc.	0.250%	3/17/28	EUR	35,135	37,118
Mondelez International Inc.	4.625%	7/3/31	CAD	3,000	2,268
Mondelez International Inc.	0.750%	3/17/33	EUR	700	644
Mondelez International Inc.	2.375%	3/6/35	EUR	1,525	1,532
Moody's Corp.	0.950%	2/25/30	EUR	6,108	6,309
Morgan Stanley	1.375%	10/27/26	EUR	4,300	4,794
Morgan Stanley	1.875%	4/27/27	EUR	4,887	5,456
Morgan Stanley	1.779%	8/4/27	CAD	3,891	2,773
Morgan Stanley	0.406%	10/29/27	EUR	15,920	17,427
Morgan Stanley	0.495%	10/26/29	EUR	15,981	16,609
Morgan Stanley	0.497%	2/7/31	EUR	10,880	10,845
Morgan Stanley	2.950%	5/7/32	EUR	6,100	6,727
Morgan Stanley	5.789%	11/18/33	GBP	13,700	18,818
Morgan Stanley	5.148%	1/25/34	EUR	22,000	27,254
Morgan Stanley	3.955%	3/21/35	EUR	15,424	17,554
Morgan Stanley	5.213%	10/24/35	GBP	5,896	7,637
MSD Netherlands Capital BV	3.250%	5/30/32	EUR	6,400	7,313
MSD Netherlands Capital BV	3.500%	5/30/37	EUR	5,700	6,370
MSD Netherlands Capital BV	3.700%	5/30/44	EUR	6,000	6,509
MSD Netherlands Capital BV	3.750%	5/30/54	EUR	2,700	2,826
Nasdaq Inc.	1.750%	3/28/29	EUR	4,688	5,093
Nasdaq Inc.	0.875%	2/13/30	EUR	7,882	8,083
Nasdaq Inc.	4.500%	2/15/32	EUR	7,509	9,037
Nasdaq Inc.	0.900%	7/30/33	EUR	3,900	3,593
National Grid North America Inc.	1.054%	1/20/31	EUR	13,500	13,596
Nestle Capital Corp.	5.250%	4/4/34	AUD	2,000	1,291
Nestle Finance International Ltd.	0.000%	6/14/26	EUR	9,000	9,939
Nestle Finance International Ltd.	0.125%	11/12/27	EUR	6,000	6,449
Nestle Finance International Ltd.	1.250%	11/2/29	EUR	1,464	1,574
Nestle Finance International Ltd.	1.500%	4/1/30	EUR	4,876	5,269
Nestle Finance International Ltd.	1.250%	3/29/31	EUR	2,096	2,210
Nestle Finance International Ltd.	0.375%	5/12/32	EUR	4,000	3,807

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nestle Finance International Ltd.	0.000%	3/3/33	EUR	8,545	7,787
Nestle Finance International Ltd.	1.500%	3/29/35	EUR	3,500	3,380
Nestle Finance International Ltd.	1.750%	11/2/37	EUR	2,975	2,784
Nestle Finance International Ltd.	0.375%	12/3/40	EUR	3,413	2,430
Nestle Finance International Ltd.	0.875%	6/14/41	EUR	11,740	9,008
Nestle Holdings Inc.	2.125%	4/4/27	GBP	1,250	1,599
Nestle Holdings Inc.	2.192%	1/26/29	CAD	8,970	6,264
Nestle Holdings Inc.	2.500%	4/4/32	GBP	12,000	13,878
Nestle Holdings Inc.	5.125%	9/21/32	GBP	5,000	6,784
Nestle Holdings Inc.	1.375%	6/23/33	GBP	5,000	5,151
Nestle SA	1.875%	6/28/29	CHF	5,000	6,386
Nestle SA	2.000%	6/28/33	CHF	2,000	2,646
Nestle SA	2.500%	7/14/34	CHF	4,900	6,758
Nestle SA	2.125%	6/28/38	CHF	7,000	9,477
Nestle SA	1.750%	5/30/40	CHF	2,500	3,267
Netflix Inc.	3.625%	5/15/27	EUR	10,000	11,589
Netflix Inc.	4.625%	5/15/29	EUR	2,500	3,030
Netflix Inc.	3.875%	11/15/29	EUR	13,000	15,390
Netflix Inc.	3.625%	6/15/30	EUR	5,500	6,453
New York Life Global Funding	1.250%	12/17/26	GBP	1,276	1,612
New York Life Global Funding	0.250%	1/23/27	EUR	8,513	9,302
New York Life Global Funding	1.500%	7/15/27	GBP	3,635	4,547
New York Life Global Funding	2.000%	4/17/28	CAD	5,207	3,651
New York Life Global Funding	0.750%	12/14/28	GBP	2,000	2,339
New York Life Global Funding	4.950%	12/7/29	GBP	11,500	15,584
New York Life Global Funding	3.625%	1/9/30	EUR	11,000	12,966
New York Life Global Funding	3.450%	1/30/31	EUR	4,200	4,902
NextEra Energy Capital Holdings Inc.	2.200%	12/2/26	AUD	2,210	1,374
NextEra Energy Capital Holdings Inc.	4.850%	4/30/31	CAD	4,500	3,439
Omnicom Capital Holdings plc	2.250%	11/22/33	GBP	2,271	2,368
Parker-Hannifin Corp.	2.900%	3/1/30	EUR	9,860	11,097
PepsiCo Inc.	0.750%	3/18/27	EUR	1,004	1,105
PepsiCo Inc.	0.500%	5/6/28	EUR	5,826	6,224
PepsiCo Inc.	0.875%	7/18/28	EUR	1,725	1,852
PepsiCo Inc.	1.125%	3/18/31	EUR	957	980
PepsiCo Inc.	0.400%	10/9/32	EUR	6,172	5,767
PepsiCo Inc.	0.750%	10/14/33	EUR	3,455	3,202
PepsiCo Inc.	0.875%	10/16/39	EUR	4,868	3,848
PepsiCo Inc.	1.050%	10/9/50	EUR	3,093	1,980
Pfizer Inc.	1.000%	3/6/27	EUR	1,635	1,811
Pfizer Inc.	2.735%	6/15/43	GBP	5,207	4,566
Philip Morris International Inc.	2.875%	5/14/29	EUR	1,228	1,394
Philip Morris International Inc.	0.800%	8/1/31	EUR	4,461	4,329
Philip Morris International Inc.	3.125%	6/3/33	EUR	452	499
Philip Morris International Inc.	2.000%	5/9/36	EUR	2,910	2,733
Philip Morris International Inc.	1.875%	11/6/37	EUR	1,237	1,092
Philip Morris International Inc.	1.450%	8/1/39	EUR	7,998	6,427
PPG Industries Inc.	1.400%	3/13/27	EUR	100	111
PPG Industries Inc.	2.750%	6/1/29	EUR	3,306	3,711
PPG Industries Inc.	3.250%	3/4/32	EUR	5,000	5,612
Procter & Gamble Co.	3.250%	8/2/26	EUR	6,625	7,578
Procter & Gamble Co.	4.875%	5/11/27	EUR	5,000	5,949
Procter & Gamble Co.	1.200%	10/30/28	EUR	2,321	2,523
Procter & Gamble Co.	1.800%	5/3/29	GBP	2,198	2,684
Procter & Gamble Co.	1.250%	10/25/29	EUR	3,459	3,715
Procter & Gamble Co.	0.350%	5/5/30	EUR	10,000	10,121
Procter & Gamble Co.	3.250%	8/2/31	EUR	3,000	3,487
Procter & Gamble Co.	1.875%	10/30/38	EUR	1,184	1,139
Prologis Euro Finance LLC	0.250%	9/10/27	EUR	6,272	6,688
Prologis Euro Finance LLC	0.375%	2/6/28	EUR	2,771	2,950
Prologis Euro Finance LLC	1.875%	1/5/29	EUR	5,579	6,110
Prologis Euro Finance LLC	1.000%	2/8/29	EUR	7,033	7,440
Prologis Euro Finance LLC	0.625%	9/10/31	EUR	3,031	2,907
Prologis Euro Finance LLC	0.500%	2/16/32	EUR	4,603	4,345
Prologis Euro Finance LLC	4.625%	5/23/33	EUR	9,700	11,851
Prologis Euro Finance LLC	1.500%	2/8/34	EUR	2,100	1,994
Prologis Euro Finance LLC	4.000%	5/5/34	EUR	2,800	3,229
Prologis Euro Finance LLC	1.000%	2/6/35	EUR	1,590	1,403
Prologis Euro Finance LLC	1.000%	2/16/41	EUR	3,470	2,451
Prologis Euro Finance LLC	4.250%	1/31/43	EUR	2,000	2,185

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Prologis Euro Finance LLC	1.500%	9/10/49	EUR	1,481	948
Prologis LP	3.000%	6/2/26	EUR	822	934
Prologis LP	4.700%	3/1/29	CAD	3,295	2,483
Prologis LP	2.250%	6/30/29	GBP	5,549	6,717
Prologis LP	5.250%	1/15/31	CAD	2,100	1,626
Prologis LP	4.200%	2/15/33	CAD	21,375	15,486
Public Storage Operating Co.	0.500%	9/9/30	EUR	4,259	4,190
Public Storage Operating Co.	0.875%	1/24/32	EUR	3,324	3,170
Realty Income Corp.	1.875%	1/14/27	GBP	1,176	1,489
Realty Income Corp.	1.125%	7/13/27	GBP	6,862	8,436
Realty Income Corp.	4.875%	7/6/30	EUR	6,769	8,233
Realty Income Corp.	1.625%	12/15/30	GBP	2,000	2,197
Realty Income Corp.	5.750%	12/5/31	GBP	3,077	4,171
Realty Income Corp.	1.750%	7/13/33	GBP	1,257	1,265
Realty Income Corp.	5.125%	7/6/34	EUR	4,000	4,957
Realty Income Corp.	6.000%	12/5/39	GBP	4,614	6,027
Realty Income Corp.	2.500%	1/14/42	GBP	1,254	1,040
Revvity Inc.	1.875%	7/19/26	EUR	2,277	2,551
Roche Finance Europe BV	3.564%	5/3/44	EUR	4,550	4,980
Roche Kapitalmarkt AG	2.000%	9/23/32	CHF	5,000	6,607
Roche Kapitalmarkt AG	1.000%	2/25/37	CHF	7,000	8,465
RTX Corp.	2.150%	5/18/30	EUR	7,184	7,773
Sanofi SA	1.750%	9/10/26	EUR	13,600	15,288
Sanofi SA	0.500%	1/13/27	EUR	100	110
Sanofi SA	1.125%	4/5/28	EUR	5,200	5,693
Sanofi SA	0.875%	3/21/29	EUR	5,000	5,318
Sanofi SA	1.500%	4/1/30	EUR	13,400	14,416
Sanofi SA	1.875%	3/21/38	EUR	3,700	3,553
Schlumberger Finance BV	0.250%	10/15/27	EUR	6,913	7,426
Schlumberger Finance BV	0.500%	10/15/31	EUR	4,913	4,691
Schlumberger Finance BV	2.000%	5/6/32	EUR	2,981	3,098
Schneider Electric SE	1.375%	6/21/27	EUR	7,200	7,983
Schneider Electric SE	1.500%	1/15/28	EUR	5,400	5,978
Schneider Electric SE	0.250%	3/11/29	EUR	4,400	4,571
Schneider Electric SE	3.375%	4/13/34	EUR	7,000	8,016
Schneider Electric SE	3.250%	10/10/35	EUR	6,000	6,693
Schneider Electric SE	3.375%	9/3/36	EUR	7,000	7,853
Signify NV	2.375%	5/11/27	EUR	4,450	4,980
Simon International Finance SCA	1.125%	3/19/33	EUR	4,679	4,457
Southern Co.	1.875%	9/15/81	EUR	3,776	4,031
Southern Power Co.	1.850%	6/20/26	EUR	5,229	5,890
Stellantis NV	2.750%	5/15/26	EUR	3,400	3,856
Stellantis NV	4.500%	7/7/28	EUR	6,423	7,560
Stellantis NV	0.750%	1/18/29	EUR	3,000	3,094
Stellantis NV	1.125%	9/18/29	EUR	4,000	4,118
Stellantis NV	4.375%	3/14/30	EUR	5,000	5,855
Stellantis NV	4.250%	6/16/31	EUR	12,900	14,830
Stellantis NV	2.750%	4/1/32	EUR	5,500	5,705
Stellantis NV	1.250%	6/20/33	EUR	10,052	9,054
Stryker Corp.	2.125%	11/30/27	EUR	6,957	7,784
Stryker Corp.	3.375%	12/11/28	EUR	4,478	5,176
Stryker Corp.	0.750%	3/1/29	EUR	9,500	9,971
Stryker Corp.	2.625%	11/30/30	EUR	5,048	5,599
Stryker Corp.	1.000%	12/3/31	EUR	5,365	5,298
Stryker Corp.	3.375%	9/11/32	EUR	3,500	3,971
Stryker Corp.	3.625%	9/11/36	EUR	3,500	3,897
Swiss Re Finance UK plc	2.714%	6/4/52	EUR	2,900	3,017
Thermo Fisher Scientific Finance I BV	0.800%	10/18/30	EUR	5,286	5,362
Thermo Fisher Scientific Finance I BV	1.125%	10/18/33	EUR	14,731	14,049
Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	EUR	6,747	5,441
Thermo Fisher Scientific Finance I BV	2.000%	10/18/51	EUR	7,000	5,114
Thermo Fisher Scientific Inc.	1.450%	3/16/27	EUR	3,500	3,895
Thermo Fisher Scientific Inc.	1.750%	4/15/27	EUR	1,455	1,628
Thermo Fisher Scientific Inc.	0.500%	3/1/28	EUR	1,899	2,032
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	552	600
Thermo Fisher Scientific Inc.	1.950%	7/24/29	EUR	5,000	5,490
Thermo Fisher Scientific Inc.	0.875%	10/1/31	EUR	11,000	10,909
Thermo Fisher Scientific Inc.	3.650%	11/21/34	EUR	2,800	3,241
Thermo Fisher Scientific Inc.	2.875%	7/24/37	EUR	3,289	3,453
Thermo Fisher Scientific Inc.	1.500%	10/1/39	EUR	1,906	1,585

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Thermo Fisher Scientific Inc.	1.875%	10/1/49	EUR	2,819	2,060
Time Warner Cable LLC	5.250%	7/15/42	GBP	2,863	3,101
T-Mobile USA Inc.	3.550%	5/8/29	EUR	5,200	6,043
T-Mobile USA Inc.	3.150%	2/11/32	EUR	5,000	5,561
T-Mobile USA Inc.	3.700%	5/8/32	EUR	6,000	6,918
T-Mobile USA Inc.	3.850%	5/8/36	EUR	2,900	3,274
T-Mobile USA Inc.	3.500%	2/11/37	EUR	5,000	5,405
T-Mobile USA Inc.	3.800%	2/11/45	EUR	3,000	3,116
Toyota Motor Credit Corp.	0.750%	11/19/26	GBP	4,376	5,479
Toyota Motor Credit Corp.	0.125%	11/5/27	EUR	11,552	12,333
Toyota Motor Credit Corp.	4.050%	9/13/29	EUR	10,800	12,771
Toyota Motor Credit Corp.	3.850%	7/24/30	EUR	5,800	6,806
Toyota Motor Credit Corp.	3.625%	7/15/31	EUR	7,500	8,685
Trillium Windpower LP	5.803%	2/15/33	CAD	237	178
Tyco Electronics Group SA	0.000%	2/16/29	EUR	2,756	2,824
United Parcel Service Inc.	1.000%	11/15/28	EUR	6,000	6,421
United Parcel Service Inc.	1.500%	11/15/32	EUR	1,590	1,637
United Parcel Service Inc.	5.125%	2/12/50	GBP	500	607
Upjohn Finance BV	1.362%	6/23/27	EUR	6,910	7,584
Upjohn Finance BV	1.908%	6/23/32	EUR	5,210	5,046
Utah Acquisition Sub Inc.	3.125%	11/22/28	EUR	4,833	5,443
Ventas Canada Finance Ltd.	2.450%	1/4/27	CAD	1,000	714
Ventas Canada Finance Ltd.	5.100%	3/5/29	CAD	3,671	2,781
Verizon Communications Inc.	4.500%	8/17/27	AUD	7,000	4,509
Verizon Communications Inc.	2.375%	3/22/28	CAD	10,107	7,158
Verizon Communications Inc.	2.350%	3/23/28	AUD	600	363
Verizon Communications Inc.	1.125%	11/3/28	GBP	9,303	11,006
Verizon Communications Inc.	0.375%	3/22/29	EUR	12,083	12,470
Verizon Communications Inc.	1.875%	10/26/29	EUR	951	1,031
Verizon Communications Inc.	1.250%	4/8/30	EUR	1,213	1,265
Verizon Communications Inc.	1.875%	9/19/30	GBP	2,322	2,649
Verizon Communications Inc.	4.250%	10/31/30	EUR	7,000	8,380
Verizon Communications Inc.	2.500%	4/8/31	GBP	466	541
Verizon Communications Inc.	2.625%	12/1/31	EUR	3,291	3,598
Verizon Communications Inc.	0.875%	3/19/32	EUR	12,276	11,833
Verizon Communications Inc.	0.750%	3/22/32	EUR	10,098	9,621
Verizon Communications Inc.	3.500%	6/28/32	EUR	4,300	4,897
Verizon Communications Inc.	1.300%	5/18/33	EUR	7,229	6,940
Verizon Communications Inc.	4.750%	2/17/34	GBP	2,000	2,527
Verizon Communications Inc.	4.750%	10/31/34	EUR	16,167	19,842
Verizon Communications Inc.	1.125%	9/19/35	EUR	5,296	4,661
Verizon Communications Inc.	3.125%	11/2/35	GBP	2,029	2,179
Verizon Communications Inc.	3.750%	2/28/36	EUR	9,700	10,876
Verizon Communications Inc.	3.375%	10/27/36	GBP	5,326	5,719
Verizon Communications Inc.	2.875%	1/15/38	EUR	4,785	4,819
Verizon Communications Inc.	1.875%	11/3/38	GBP	4,106	3,509
Verizon Communications Inc.	1.500%	9/19/39	EUR	2,345	1,939
Verizon Communications Inc.	3.500%	11/4/39	AUD	5,500	2,596
Verizon Communications Inc.	1.850%	5/18/40	EUR	1,696	1,439
Verizon Communications Inc.	3.625%	5/16/50	CAD	2,880	1,649
Visa Inc.	1.500%	6/15/26	EUR	2,700	3,031
Visa Inc.	2.000%	6/15/29	EUR	13,500	14,920
Visa Inc.	2.375%	6/15/34	EUR	4,500	4,791
Wabtec Transportation Netherlands BV	1.250%	12/3/27	EUR	2,757	3,008
Walmart Inc.	4.875%	9/21/29	EUR	5,252	6,504
Walmart Inc.	5.625%	3/27/34	GBP	6,045	8,507
Walt Disney Co.	3.057%	3/30/27	CAD	7,275	5,272
Warnermedia Holdings Inc.	4.302%	1/17/30	EUR	4,820	5,441
Warnermedia Holdings Inc.	4.693%	5/17/33	EUR	4,500	4,894
Waste Management of Canada Corp.	2.600%	9/23/26	CAD	1,897	1,366
Wells Fargo & Co.	2.975%	5/19/26	CAD	2,448	1,772
Wells Fargo & Co.	1.375%	10/26/26	EUR	16,502	18,397
Wells Fargo & Co.	1.000%	2/2/27	EUR	11,763	12,945
Wells Fargo & Co.	2.493%	2/18/27	CAD	8,596	6,158
Wells Fargo & Co.	1.500%	5/24/27	EUR	9,725	10,760
Wells Fargo & Co.	3.473%	4/26/28	GBP	300	390
Wells Fargo & Co.	5.083%	4/26/28	CAD	6,275	4,704
Wells Fargo & Co.	3.500%	9/12/29	GBP	2,155	2,724
Wells Fargo & Co.	1.741%	5/4/30	EUR	4,913	5,274
Wells Fargo & Co.	0.625%	8/14/30	EUR	3,610	3,562

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Wells Fargo & Co.	2.125%	9/24/31	GBP	17,000	19,158
Wells Fargo & Co.	4.625%	11/2/35	GBP	1,737	2,132
Welltower OP LLC	4.800%	11/20/28	GBP	8,650	11,499
Welltower OP LLC	4.500%	12/1/34	GBP	6,366	7,744
Westlake Corp.	1.625%	7/17/29	EUR	3,100	3,295
Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	5,229	5,769
Whirlpool Finance Luxembourg Sarl	1.100%	11/9/27	EUR	1,725	1,841
WP Carey Inc.	3.700%	11/19/34	EUR	4,108	4,491
WPC Eurobond BV	2.125%	4/15/27	EUR	8,339	9,335
WPC Eurobond BV	1.350%	4/15/28	EUR	4,461	4,827
WPC Eurobond BV	0.950%	6/1/30	EUR	1,024	1,031
Zimmer Biomet Holdings Inc.	3.518%	12/15/32	EUR	9,100	10,273
					3,794,581
Total Corporate Bonds (Cost $26,506,212)					26,450,648
Sovereign Bonds (76.6%)
Australia (2.7%)
Australian Capital Territory	2.500%	5/21/26	AUD	990	628
Australian Capital Territory	3.000%	4/18/28	AUD	110	69
Australian Capital Territory	2.250%	5/22/29	AUD	4,650	2,808
Australian Capital Territory	1.750%	5/17/30	AUD	390	224
Australian Capital Territory	1.750%	10/23/31	AUD	14,360	7,886
Australian Capital Territory	4.500%	10/23/34	AUD	15,000	9,305
Australian Capital Territory	5.250%	10/23/36	AUD	12,000	7,765
Commonwealth of Australia	0.500%	9/21/26	AUD	175,603	108,217
Commonwealth of Australia	4.750%	4/21/27	AUD	245,559	161,711
Commonwealth of Australia	2.750%	11/21/27	AUD	189,680	119,933
Commonwealth of Australia	2.250%	5/21/28	AUD	151,607	94,191
Commonwealth of Australia	2.750%	11/21/28	AUD	193,332	121,376
Commonwealth of Australia	3.250%	4/21/29	AUD	149,969	95,586
Commonwealth of Australia	2.750%	11/21/29	AUD	160,415	99,697
Commonwealth of Australia	2.500%	5/21/30	AUD	167,425	102,127
Commonwealth of Australia	1.000%	12/21/30	AUD	190,581	105,739
Commonwealth of Australia	1.500%	6/21/31	AUD	194,052	109,211
Commonwealth of Australia	1.000%	11/21/31	AUD	136,185	73,129
Commonwealth of Australia	1.250%	5/21/32	AUD	170,458	91,569
Commonwealth of Australia	1.750%	11/21/32	AUD	162,599	89,255
Commonwealth of Australia	4.500%	4/21/33	AUD	124,730	82,729
Commonwealth of Australia	3.000%	11/21/33	AUD	44,170	26,140
Commonwealth of Australia	3.750%	5/21/34	AUD	111,000	69,248
Commonwealth of Australia	4.250%	6/21/34	AUD	50,000	32,395
Commonwealth of Australia	3.500%	12/21/34	AUD	108,000	65,665
Commonwealth of Australia	2.750%	6/21/35	AUD	78,718	44,451
Commonwealth of Australia	4.250%	12/21/35	AUD	70,000	45,003
Commonwealth of Australia	4.250%	3/21/36	AUD	70,000	44,946
Commonwealth of Australia	3.750%	4/21/37	AUD	68,531	41,661
Commonwealth of Australia	3.250%	6/21/39	AUD	53,137	29,850
Commonwealth of Australia	2.750%	5/21/41	AUD	65,669	33,495
Commonwealth of Australia	3.000%	3/21/47	AUD	69,016	33,754
Commonwealth of Australia	1.750%	6/21/51	AUD	85,351	29,628
Commonwealth of Australia	4.750%	6/21/54	AUD	40,500	25,543
Housing Australia	2.380%	3/28/29	AUD	1,435	876
Housing Australia	1.520%	5/27/30	AUD	4,500	2,565
Housing Australia	1.410%	6/29/32	AUD	4,550	2,401
Housing Australia	2.335%	6/30/36	AUD	1,265	642
Housing Australia	5.785%	11/8/38	AUD	3,580	2,515
New South Wales Treasury Corp.	4.000%	5/20/26	AUD	4,701	3,028
New South Wales Treasury Corp.	3.000%	5/20/27	AUD	64,134	40,747
New South Wales Treasury Corp.	3.000%	3/20/28	AUD	79,668	50,316
New South Wales Treasury Corp.	3.000%	11/15/28	AUD	9,794	6,156
New South Wales Treasury Corp.	3.000%	4/20/29	AUD	18,463	11,531
New South Wales Treasury Corp.	3.000%	2/20/30	AUD	87,903	54,167
New South Wales Treasury Corp.	1.250%	11/20/30	AUD	38,516	21,353
New South Wales Treasury Corp.	2.000%	3/20/31	AUD	75,691	43,185
New South Wales Treasury Corp.	1.500%	2/20/32	AUD	54,231	28,939
New South Wales Treasury Corp.	2.500%	11/22/32	AUD	15,000	8,444
New South Wales Treasury Corp.	2.000%	3/8/33	AUD	56,212	29,974
New South Wales Treasury Corp.	1.750%	3/20/34	AUD	66,000	33,091
New South Wales Treasury Corp.	4.750%	2/20/35	AUD	45,000	28,601

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	New South Wales Treasury Corp.	4.250%	2/20/36	AUD	74,000	44,493
	New South Wales Treasury Corp.	4.750%	2/20/37	AUD	20,000	12,369
	New South Wales Treasury Corp.	3.500%	11/20/37	AUD	2,158	1,170
	New South Wales Treasury Corp.	2.250%	11/20/40	AUD	8,603	3,730
	New South Wales Treasury Corp.	2.250%	5/7/41	AUD	24,500	10,503
	New South Wales Treasury Corp.	2.450%	8/24/50	AUD	89	33
	Northern Territory Treasury Corp.	2.750%	4/21/27	AUD	6,900	4,357
	Northern Territory Treasury Corp.	3.500%	4/21/28	AUD	1,100	702
	Northern Territory Treasury Corp.	2.000%	5/21/29	AUD	5,000	2,983
	Northern Territory Treasury Corp.	3.500%	5/21/30	AUD	6,100	3,799
	Northern Territory Treasury Corp.	2.000%	4/21/31	AUD	7,600	4,260
	Northern Territory Treasury Corp.	3.750%	4/21/33	AUD	7,900	4,692
	Northern Territory Treasury Corp.	5.500%	3/21/36	AUD	17,500	11,379
	Northern Territory Treasury Corp.	4.100%	11/21/42	AUD	500	261
[3]	Queensland Treasury Corp.	3.250%	7/21/26	AUD	55,605	35,533
[3]	Queensland Treasury Corp.	3.250%	7/21/28	AUD	44,701	28,383
[3]	Queensland Treasury Corp.	3.250%	8/21/29	AUD	32,949	20,692
[3]	Queensland Treasury Corp.	3.500%	8/21/30	AUD	61,883	38,754
[3]	Queensland Treasury Corp.	1.250%	3/10/31	AUD	15,000	8,167
[3]	Queensland Treasury Corp.	1.750%	8/21/31	AUD	64,678	35,812
[3]	Queensland Treasury Corp.	1.500%	3/2/32	AUD	10,700	5,689
[3]	Queensland Treasury Corp.	1.500%	8/20/32	AUD	39,631	20,716
[3]	Queensland Treasury Corp.	4.500%	3/9/33	AUD	6,500	4,154
	Queensland Treasury Corp.	6.500%	3/14/33	AUD	4,065	2,940
	Queensland Treasury Corp.	2.000%	8/22/33	AUD	25,000	13,076
[3]	Queensland Treasury Corp.	1.750%	7/20/34	AUD	64,875	32,017
[3]	Queensland Treasury Corp.	4.500%	8/22/35	AUD	53,000	32,693
[3]	Queensland Treasury Corp.	5.250%	7/21/36	AUD	37,000	24,050
[3]	Queensland Treasury Corp.	5.000%	7/21/37	AUD	20,000	12,550
[3]	Queensland Treasury Corp.	2.250%	4/16/40	AUD	7,346	3,184
[3]	Queensland Treasury Corp.	2.250%	11/20/41	AUD	7,248	3,033
[3]	Queensland Treasury Corp.	4.200%	2/20/47	AUD	8,749	4,632
	South Australian Government Financing Authority	2.750%	5/24/30	AUD	37,989	23,035
	South Australian Government Financing Authority	4.500%	5/23/31	AUD	20,000	13,055
	South Australian Government Financing Authority	1.750%	5/24/32	AUD	30,665	16,507
	South Australian Government Financing Authority	1.750%	5/24/34	AUD	35,000	17,418
	Tasmanian Public Finance Corp.	3.250%	1/24/28	AUD	735	468
	Tasmanian Public Finance Corp.	2.000%	1/24/30	AUD	265	156
	Tasmanian Public Finance Corp.	4.750%	1/21/31	AUD	5,000	3,291
	Tasmanian Public Finance Corp.	2.250%	1/22/32	AUD	28,158	15,758
	Treasury Corp. of Victoria	5.500%	11/17/26	AUD	40,463	26,704
	Treasury Corp. of Victoria	1.250%	11/19/27	AUD	22,321	13,514
	Treasury Corp. of Victoria	3.000%	10/20/28	AUD	35,964	22,546
	Treasury Corp. of Victoria	2.500%	10/22/29	AUD	52,889	31,972
	Treasury Corp. of Victoria	1.500%	11/20/30	AUD	31,540	17,598
	Treasury Corp. of Victoria	1.500%	9/10/31	AUD	54,099	29,199
	Treasury Corp. of Victoria	4.250%	12/20/32	AUD	95,982	60,212
	Treasury Corp. of Victoria	2.250%	9/15/33	AUD	99,516	52,792
	Treasury Corp. of Victoria	2.250%	11/20/34	AUD	84,782	43,138
	Treasury Corp. of Victoria	2.000%	9/17/35	AUD	63,116	30,433
	Treasury Corp. of Victoria	4.750%	9/15/36	AUD	75,000	46,340
	Treasury Corp. of Victoria	2.000%	11/20/37	AUD	17,516	7,801
	Treasury Corp. of Victoria	5.250%	9/15/38	AUD	29,000	18,387
	Treasury Corp. of Victoria	2.250%	11/20/41	AUD	17,167	7,101
	Treasury Corp. of Victoria	2.250%	11/20/42	AUD	5,000	2,018
	Western Australian Treasury Corp.	3.000%	10/21/26	AUD	12,162	7,750
	Western Australian Treasury Corp.	3.000%	10/21/27	AUD	4,897	3,109
	Western Australian Treasury Corp.	3.250%	7/20/28	AUD	24,607	15,653
	Western Australian Treasury Corp.	2.750%	7/24/29	AUD	22,991	14,199
	Western Australian Treasury Corp.	1.500%	10/22/30	AUD	36,400	20,585
	Western Australian Treasury Corp.	1.750%	10/22/31	AUD	40,131	22,232
	Western Australian Treasury Corp.	2.000%	10/24/34	AUD	7,629	3,883
	Western Australian Treasury Corp.	2.250%	7/23/41	AUD	1,006	438
						3,391,563
Austria (1.2%)
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/9/29	EUR	4,461	4,608
	Autobahnen- und Schnell- strassen-Finanzierungs AG	1.500%	9/15/30	EUR	12,450	13,430
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.125%	6/2/31	EUR	6,150	6,031
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/11/32	EUR	100	114

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/20/33	EUR	2,192	2,473
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	10/2/34	EUR	15,200	17,004
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/16/35	EUR	2,750	2,352
	Kommunalkredit Austria AG	3.000%	4/16/30	EUR	26,100	29,905
[2]	Oesterreichische Kontrollbank AG	0.000%	10/8/26	EUR	2,457	2,710
[2]	Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	8,210	11,139
[3]	Republic of Austria	2.000%	7/15/26	EUR	50,000	56,794
[3]	Republic of Austria	0.750%	10/20/26	EUR	79,642	88,875
[3]	Republic of Austria	0.500%	4/20/27	EUR	149,991	165,490
[3]	Republic of Austria	0.750%	2/20/28	EUR	37,190	40,743
[3]	Republic of Austria	0.000%	10/20/28	EUR	17,760	18,734
[3]	Republic of Austria	0.500%	2/20/29	EUR	743	793
[3]	Republic of Austria	2.500%	10/20/29	EUR	125,585	143,962
[3]	Republic of Austria	0.000%	2/20/30	EUR	35,904	36,491
[3]	Republic of Austria	3.450%	10/20/30	EUR	85,000	101,569
[3]	Republic of Austria	0.000%	2/20/31	EUR	136,491	134,693
[3]	Republic of Austria	2.900%	2/20/33	EUR	58,779	67,630
[3]	Republic of Austria	2.900%	2/20/34	EUR	130,000	148,433
[3]	Republic of Austria	2.400%	5/23/34	EUR	2,758	3,028
[3]	Republic of Austria	5.375%	12/1/34	CAD	798	644
[3]	Republic of Austria	0.250%	10/20/36	EUR	54,294	44,970
[3]	Republic of Austria	4.150%	3/15/37	EUR	63,732	79,849
	Republic of Austria	3.200%	7/15/39	EUR	33,757	38,237
[3]	Republic of Austria	0.000%	10/20/40	EUR	68,567	47,260
[3]	Republic of Austria	3.150%	6/20/44	EUR	24,502	27,050
[3]	Republic of Austria	1.500%	2/20/47	EUR	38,873	31,548
[3]	Republic of Austria	1.850%	5/23/49	EUR	17,899	15,305
[3]	Republic of Austria	0.750%	3/20/51	EUR	50,376	31,800
[3]	Republic of Austria	3.150%	10/20/53	EUR	66,309	71,429
[3]	Republic of Austria	3.800%	1/26/62	EUR	13,303	16,209
[3]	Republic of Austria	0.700%	4/20/71	EUR	75,013	33,618
[3]	Republic of Austria	2.100%	9/20/17	EUR	22,687	16,970
						1,551,890
Belgium (1.8%)
	Communaute Francaise de Belgique	0.625%	6/11/35	EUR	14,100	12,231
	Communaute Francaise de Belgique	3.800%	6/22/40	EUR	13,500	15,257
	Crelan SA	6.000%	2/28/30	EUR	17,700	21,900
	Crelan SA	5.250%	1/23/32	EUR	29,000	35,426
[3]	Kingdom of Belgium	1.000%	6/22/26	EUR	100,000	112,283
[3]	Kingdom of Belgium	0.800%	6/22/27	EUR	190,380	210,994
[3]	Kingdom of Belgium	0.000%	10/22/27	EUR	39,652	42,882
	Kingdom of Belgium	5.500%	3/28/28	EUR	47,352	58,891
[3]	Kingdom of Belgium	0.800%	6/22/28	EUR	55,498	60,575
[3]	Kingdom of Belgium	0.900%	6/22/29	EUR	74,719	80,442
[3]	Kingdom of Belgium	2.700%	10/22/29	EUR	118,293	136,615
[3]	Kingdom of Belgium	0.100%	6/22/30	EUR	49,856	50,404
[3]	Kingdom of Belgium	1.000%	6/22/31	EUR	34,229	35,549
[3]	Kingdom of Belgium	0.000%	10/22/31	EUR	69,188	66,702
	Kingdom of Belgium	4.000%	3/28/32	EUR	36,938	45,497
[3]	Kingdom of Belgium	0.350%	6/22/32	EUR	140,047	135,164
[3]	Kingdom of Belgium	1.250%	4/22/33	EUR	42,936	43,647
[3]	Kingdom of Belgium	3.000%	6/22/33	EUR	57,488	66,207
[3]	Kingdom of Belgium	3.000%	6/22/34	EUR	30,258	34,589
[3]	Kingdom of Belgium	2.850%	10/22/34	EUR	51,735	58,126
[3]	Kingdom of Belgium	5.000%	3/28/35	EUR	23,496	31,218
[3]	Kingdom of Belgium	3.100%	6/22/35	EUR	159,751	181,995
[3]	Kingdom of Belgium	1.450%	6/22/37	EUR	25,000	23,306
[3]	Kingdom of Belgium	1.900%	6/22/38	EUR	33,609	32,402
[3]	Kingdom of Belgium	2.750%	4/22/39	EUR	23,238	24,579
[3]	Kingdom of Belgium	0.400%	6/22/40	EUR	40,560	29,535
[3]	Kingdom of Belgium	3.450%	6/22/43	EUR	108,531	121,083
	Kingdom of Belgium	3.750%	6/22/45	EUR	44,522	51,422
[3,6]	Kingdom of Belgium	1.600%	6/22/47	EUR	15,980	12,471
[3,6]	Kingdom of Belgium	1.700%	6/22/50	EUR	62,154	47,208
[3,6]	Kingdom of Belgium	1.400%	6/22/53	EUR	22,579	15,212
[3,6]	Kingdom of Belgium	3.300%	6/22/54	EUR	50,200	51,991
[3]	Kingdom of Belgium	3.500%	6/22/55	EUR	52,826	56,468
[3]	Kingdom of Belgium	2.250%	6/22/57	EUR	54,557	43,849
[3]	Kingdom of Belgium	2.150%	6/22/66	EUR	42,130	31,309

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Kingdom of Belgium	0.650%	6/22/71	EUR	21,294	8,396
	Ministeries Van de Vlaamse Gemeenschap	0.375%	10/13/26	EUR	2,500	2,761
	Ministeries Van de Vlaamse Gemeenschap	0.010%	6/23/27	EUR	4,300	4,656
	Ministeries Van de Vlaamse Gemeenschap	0.300%	10/20/31	EUR	12,000	11,627
	Ministeries Van de Vlaamse Gemeenschap	3.250%	4/5/33	EUR	12,700	14,653
	Ministeries Van de Vlaamse Gemeenschap	3.125%	6/22/34	EUR	17,800	20,240
	Ministeries Van de Vlaamse Gemeenschap	1.000%	10/13/36	EUR	5,200	4,587
	Ministeries Van de Vlaamse Gemeenschap	1.500%	7/12/38	EUR	1,500	1,345
	Ministeries Van de Vlaamse Gemeenschap	1.875%	6/2/42	EUR	1,700	1,494
	Ministeries Van de Vlaamse Gemeenschap	4.000%	9/26/42	EUR	19,800	23,201
	Ministeries Van de Vlaamse Gemeenschap	3.250%	1/12/43	EUR	14,000	14,825
	Ministeries Van de Vlaamse Gemeenschap	1.500%	4/11/44	EUR	3,200	2,530
	Ministeries Van de Vlaamse Gemeenschap	3.500%	6/22/45	EUR	9,700	10,559
	Ministeries Van de Vlaamse Gemeenschap	1.000%	1/23/51	EUR	8,100	4,915
	Region Wallonne Belgium	0.250%	5/3/26	EUR	18,800	20,872
	Region Wallonne Belgium	0.500%	4/8/30	EUR	6,400	6,524
	Region Wallonne Belgium	0.375%	10/22/31	EUR	2,800	2,705
	Region Wallonne Belgium	1.250%	5/3/34	EUR	13,400	12,830
	Region Wallonne Belgium	0.500%	6/22/37	EUR	7,000	5,542
	Region Wallonne Belgium	1.050%	6/22/40	EUR	3,000	2,313
	Region Wallonne Belgium	3.500%	3/15/43	EUR	15,000	16,060
	Region Wallonne Belgium	0.650%	1/16/51	EUR	4,500	2,341
	Region Wallonne Belgium	1.250%	6/22/71	EUR	2,800	1,368
						2,273,773
Bulgaria (0.1%)
	Republic of Bulgaria	2.625%	3/26/27	EUR	1,455	1,647
	Republic of Bulgaria	3.000%	3/21/28	EUR	12,184	13,958
	Republic of Bulgaria	4.125%	9/23/29	EUR	3,200	3,835
	Republic of Bulgaria	4.375%	5/13/31	EUR	27,912	33,942
	Republic of Bulgaria	3.625%	9/5/32	EUR	2,701	3,134
	Republic of Bulgaria	4.500%	1/27/33	EUR	5,790	7,045
	Republic of Bulgaria	4.875%	5/13/36	EUR	13,508	16,689
	Republic of Bulgaria	4.250%	9/5/44	EUR	11,992	13,443
						93,693
Canada (4.9%)
	55 Ontario School Board Trust	5.900%	6/2/33	CAD	2,520	2,082
	British Columbia Investment Management Corp.	3.400%	6/2/30	CAD	22,500	16,606
	British Columbia Investment Management Corp.	4.900%	6/2/33	CAD	11,000	8,718
	British Columbia Municipal Finance Authority	3.050%	10/23/28	CAD	3,732	2,749
	British Columbia Municipal Finance Authority	2.550%	10/9/29	CAD	7,326	5,283
	British Columbia Municipal Finance Authority	2.300%	4/15/31	CAD	2,129	1,472
	Canada	4.000%	5/1/26	CAD	240,950	177,364
	Canada	1.500%	6/1/26	CAD	2,486	1,785
	Canada	4.000%	8/1/26	CAD	108,520	80,181
	Canada	1.000%	9/1/26	CAD	51,394	36,567
	Canada	3.250%	11/1/26	CAD	43,150	31,650
	Canada	3.000%	2/1/27	CAD	150,890	110,425
	Canada	1.250%	3/1/27	CAD	37,275	26,446
	Canada	1.000%	6/1/27	CAD	27,135	19,106
	Canada	8.000%	6/1/27	CAD	2,497	2,013
	Canada	2.750%	9/1/27	CAD	133,996	97,731
	Canada	3.500%	3/1/28	CAD	63,738	47,463
	Canada	2.000%	6/1/28	CAD	24,097	17,213
	Canada	3.250%	9/1/28	CAD	87,110	64,570
	Canada	4.000%	3/1/29	CAD	100,973	76,949
	Canada	2.250%	6/1/29	CAD	20,000	14,317
	Canada	5.750%	6/1/29	CAD	18,276	14,861
	Canada	3.500%	9/1/29	CAD	125,012	93,881
[3]	Canada	2.250%	12/1/29	CAD	27,982	19,951
	Canada	2.750%	3/1/30	CAD	35,494	25,839
	Canada	1.250%	6/1/30	CAD	203,023	137,119
	Canada	0.500%	12/1/30	CAD	69,222	44,402
	Canada	1.500%	6/1/31	CAD	179,175	120,519
	Canada	1.500%	12/1/31	CAD	143,885	95,957
	Canada	2.000%	6/1/32	CAD	83,199	56,898
	Canada	2.500%	12/1/32	CAD	69,480	48,927
	Canada	2.750%	6/1/33	CAD	82,308	58,790
	Canada	5.750%	6/1/33	CAD	35,982	31,245
	Canada	3.250%	12/1/33	CAD	93,645	69,224

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canada	3.500%	3/1/34	CAD	34,500	25,971
	Canada	3.000%	6/1/34	CAD	206,688	149,475
	Canada	3.250%	12/1/34	CAD	133,834	98,506
	Canada	3.250%	6/1/35	CAD	61,639	45,281
	Canada	5.000%	6/1/37	CAD	18,374	15,760
	Canada	4.000%	6/1/41	CAD	40,465	31,976
	Canada	3.500%	12/1/45	CAD	23,405	17,356
[6]	Canada	2.750%	12/1/48	CAD	34,852	22,608
[6]	Canada	2.000%	12/1/51	CAD	153,593	83,848
[6]	Canada	1.750%	12/1/53	CAD	133,783	67,725
	Canada	2.750%	12/1/55	CAD	139,681	88,564
	Canada	2.750%	12/1/57	CAD	24,000	17,583
	Canada	2.750%	12/1/64	CAD	29,780	18,875
[3]	Canada Housing Trust No. 1	1.250%	6/15/26	CAD	29,895	21,378
[3]	Canada Housing Trust No. 1	1.900%	9/15/26	CAD	16,015	11,520
[3]	Canada Housing Trust No. 1	1.100%	12/15/26	CAD	21,135	14,986
[3]	Canada Housing Trust No. 1	1.550%	12/15/26	CAD	13,005	9,288
[3]	Canada Housing Trust No. 1	2.350%	6/15/27	CAD	41,785	30,186
[3]	Canada Housing Trust No. 1	3.800%	6/15/27	CAD	12,050	8,965
[3]	Canada Housing Trust No. 1	3.600%	12/15/27	CAD	53,050	39,357
[3]	Canada Housing Trust No. 1	2.350%	3/15/28	CAD	10,250	7,359
[3]	Canada Housing Trust No. 1	2.650%	3/15/28	CAD	33,450	24,214
[3]	Canada Housing Trust No. 1	3.100%	6/15/28	CAD	28,100	20,653
[3]	Canada Housing Trust No. 1	3.950%	6/15/28	CAD	15,800	11,903
[3]	Canada Housing Trust No. 1	2.650%	12/15/28	CAD	43,580	31,651
[3]	Canada Housing Trust No. 1	4.250%	12/15/28	CAD	43,500	33,325
[3]	Canada Housing Trust No. 1	3.700%	6/15/29	CAD	40,360	30,447
[3]	Canada Housing Trust No. 1	2.100%	9/15/29	CAD	18,540	13,086
[3]	Canada Housing Trust No. 1	2.900%	12/15/29	CAD	53,000	38,655
[3]	Canada Housing Trust No. 1	1.750%	6/15/30	CAD	16,505	11,377
[3]	Canada Housing Trust No. 1	2.850%	6/15/30	CAD	30,000	21,743
[3]	Canada Housing Trust No. 1	1.100%	3/15/31	CAD	21,815	14,238
[3]	Canada Housing Trust No. 1	1.400%	3/15/31	CAD	16,490	10,957
[3]	Canada Housing Trust No. 1	1.900%	3/15/31	CAD	7,190	4,916
[3]	Canada Housing Trust No. 1	1.600%	12/15/31	CAD	9,370	6,202
[3]	Canada Housing Trust No. 1	2.150%	12/15/31	CAD	8,640	5,923
[3]	Canada Housing Trust No. 1	2.450%	12/15/31	CAD	6,455	4,509
[3]	Canada Housing Trust No. 1	3.550%	9/15/32	CAD	48,330	35,910
[3]	Canada Housing Trust No. 1	3.650%	6/15/33	CAD	35,700	26,599
[3]	Canada Housing Trust No. 1	4.150%	6/15/33	CAD	18,325	14,124
[3]	Canada Housing Trust No. 1	4.250%	3/15/34	CAD	68,075	52,713
[3]	Canada Housing Trust No. 1	3.500%	12/15/34	CAD	38,500	28,114
	Canada Housing Trust No. 1	3.450%	3/15/35	CAD	14,500	10,418
	Canada Post Corp.	4.360%	7/16/40	CAD	1,789	1,323
	CDP Financial Inc.	1.125%	4/6/27	EUR	12,000	13,332
[3]	CDP Financial Inc.	3.000%	4/11/29	EUR	11,182	12,980
	CDP Financial Inc.	4.200%	12/2/30	CAD	7,000	5,350
	CDP Financial Inc.	3.650%	6/2/34	CAD	4,000	2,882
	City of Montreal	2.750%	9/1/26	CAD	2,700	1,963
	City of Montreal	3.150%	9/1/28	CAD	2,795	2,056
	City of Montreal	2.300%	9/1/29	CAD	2,131	1,503
	City of Montreal	1.750%	9/1/30	CAD	3,449	2,330
	City of Montreal	2.000%	9/1/31	CAD	5,458	3,655
	City of Montreal	4.250%	12/1/32	CAD	2,154	1,631
	City of Montreal	4.250%	9/1/33	CAD	1,200	905
	City of Montreal	3.900%	9/1/34	CAD	10,000	7,290
	City of Montreal	4.100%	12/1/34	CAD	1,566	1,155
	City of Montreal	3.500%	12/1/38	CAD	4,239	2,891
	City of Montreal	2.400%	12/1/41	CAD	1,924	1,057
	City of Montreal	4.700%	12/1/41	CAD	2,354	1,744
	City of Montreal	6.000%	6/1/43	CAD	1,987	1,691
	City of Montreal	4.400%	12/1/43	CAD	7,600	5,369
	CPPIB Capital Inc.	0.250%	4/6/27	EUR	2,700	2,953
	CPPIB Capital Inc.	4.450%	9/1/27	AUD	6,000	3,913
	CPPIB Capital Inc.	1.250%	12/7/27	GBP	5,250	6,518
	CPPIB Capital Inc.	3.250%	3/8/28	CAD	13,600	10,055
	CPPIB Capital Inc.	3.000%	6/15/28	CAD	10,697	7,865
	CPPIB Capital Inc.	4.400%	1/15/29	AUD	16,000	10,443
	CPPIB Capital Inc.	0.875%	2/6/29	EUR	9,133	9,818
	CPPIB Capital Inc.	3.600%	6/2/29	CAD	7,000	5,228

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	CPPIB Capital Inc.	1.125%	12/14/29	GBP	8,000	9,350
	CPPIB Capital Inc.	3.350%	12/2/30	CAD	2,830	2,084
	CPPIB Capital Inc.	0.050%	2/24/31	EUR	5,250	5,132
	CPPIB Capital Inc.	3.950%	6/2/32	CAD	30,700	23,113
	CPPIB Capital Inc.	4.750%	6/2/33	CAD	20,000	15,776
	CPPIB Capital Inc.	5.200%	3/4/34	AUD	17,000	11,276
	CPPIB Capital Inc.	4.300%	6/2/34	CAD	18,500	14,091
	CPPIB Capital Inc.	0.750%	2/2/37	EUR	12,500	10,783
	CPPIB Capital Inc.	0.250%	1/18/41	EUR	18,288	12,847
	CPPIB Capital Inc.	0.750%	7/15/49	EUR	2,327	1,483
	CPPIB Capital Inc.	1.625%	10/22/71	GBP	3,250	1,630
	Export Development Canada	2.875%	1/19/28	EUR	30,000	34,658
	Export Development Canada	4.500%	9/6/28	AUD	20,000	13,145
	First Nations Finance Authority	3.050%	6/1/28	CAD	507	370
	First Nations Finance Authority	1.710%	6/16/30	CAD	1,639	1,110
	First Nations Finance Authority	2.850%	6/1/32	CAD	3,845	2,671
	First Nations Finance Authority	4.100%	6/1/34	CAD	1,800	1,334
	First Nations Finance Authority	4.050%	6/1/35	CAD	3,890	2,853
	Government of the Northwest Territories	2.200%	9/29/51	CAD	491	225
	Greater Sudbury Canada	2.416%	3/12/50	CAD	827	406
	Hydro-Quebec	2.000%	9/1/28	CAD	8,727	6,178
	Hydro-Quebec	3.400%	9/1/29	CAD	5,500	4,078
	Hydro-Quebec	6.000%	8/15/31	CAD	4,550	3,815
	Hydro-Quebec	6.500%	1/16/35	CAD	2,035	1,782
	Hydro-Quebec	6.500%	2/15/35	CAD	18,308	16,025
	Hydro-Quebec	6.000%	2/15/40	CAD	15,732	13,677
	Hydro-Quebec	5.000%	2/15/45	CAD	20,795	16,200
	Hydro-Quebec	5.000%	2/15/50	CAD	29,576	23,247
	Hydro-Quebec	4.000%	2/15/55	CAD	30,907	20,855
	Hydro-Quebec	2.100%	2/15/60	CAD	34,187	14,758
	Hydro-Quebec	4.000%	2/15/63	CAD	42,643	28,706
	Hydro-Quebec	4.000%	2/15/65	CAD	5,050	3,394
[3]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	4,412	3,261
[3]	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	3,311	2,262
[3]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	3,339	2,232
	Maritime Link Financing Trust	3.500%	12/1/52	CAD	4,558	3,095
	Maritime Link Financing Trust	4.048%	12/1/52	CAD	1,000	722
	Municipal Finance Authority of British Columbia	3.350%	6/1/27	CAD	6,000	4,427
	Municipal Finance Authority of British Columbia	4.050%	12/3/33	CAD	2,600	1,957
	Municipal Finance Authority of British Columbia	3.750%	12/3/34	CAD	3,800	2,774
	Municipal Finance Authority of British Columbia	2.500%	9/27/41	CAD	8,153	4,647
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/29	CAD	2,692	2,009
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/37	CAD	2,150	1,545
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/48	CAD	5,482	3,683
	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.382%	6/1/57	CAD	2,140	1,311
	New Brunswick F-M Project Co. Inc.	6.470%	11/30/27	CAD	99	74
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	981	844
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	1,771	1,101
	OMERS Finance Trust	1.550%	4/21/27	CAD	3,003	2,129
[3]	OMERS Finance Trust	3.125%	1/25/29	EUR	10,500	12,170
	OMERS Finance Trust	2.600%	5/14/29	CAD	5,105	3,648
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	6,872	5,284
	Ontario Electricity Financial Corp.	0.000%	4/11/31	CAD	1,600	962
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/37	CAD	878	660
	Ontario School Boards Financing Corp.	5.483%	11/26/29	CAD	13	10
	Ontario Teachers Finance Trust	0.100%	5/19/28	EUR	6,900	7,317
	Ontario Teachers Finance Trust	4.150%	11/1/29	CAD	4,000	3,048
	Ontario Teachers Finance Trust	1.850%	5/3/32	EUR	31,550	33,467
	Ontario Teachers Finance Trust	4.300%	6/2/34	CAD	4,500	3,398
	Ontario Teachers Finance Trust	0.900%	5/20/41	EUR	8,330	6,476
	Ottawa Ontario	4.600%	7/14/42	CAD	931	686
	Ottawa Ontario	3.100%	7/27/48	CAD	2,341	1,323
	Ottawa Ontario	2.500%	5/11/51	CAD	2,620	1,295
	Ottawa Ontario	4.100%	12/6/52	CAD	1,384	923
	Ottawa Ontario	4.200%	7/30/53	CAD	4,448	3,007
	Province of Alberta	2.200%	6/1/26	CAD	15,094	10,913
	Province of Alberta	3.100%	12/14/26	AUD	1,148	728
	Province of Alberta	2.550%	6/1/27	CAD	23,104	16,755
	Province of Alberta	3.600%	4/11/28	AUD	110	70
	Province of Alberta	2.900%	12/1/28	CAD	17,079	12,463

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Alberta	0.375%	2/7/29	CHF	10,000	12,093
Province of Alberta	1.403%	2/20/29	SEK	106,000	10,450
Province of Alberta	4.100%	6/1/29	CAD	8,000	6,091
Province of Alberta	2.900%	9/20/29	CAD	7,122	5,176
Province of Alberta	2.050%	6/1/30	CAD	35,396	24,568
Province of Alberta	1.650%	6/1/31	CAD	17,391	11,574
Province of Alberta	3.500%	6/1/31	CAD	4,554	3,366
Province of Alberta	4.150%	6/1/33	CAD	13,000	9,859
Province of Alberta	3.900%	12/1/33	CAD	7,402	5,501
Province of Alberta	5.200%	5/15/34	AUD	9,000	5,943
Province of Alberta	4.500%	12/1/40	CAD	4,950	3,706
Province of Alberta	3.450%	12/1/43	CAD	10,342	6,640
Province of Alberta	3.300%	12/1/46	CAD	23,716	14,509
Province of Alberta	3.050%	12/1/48	CAD	27,875	16,116
Province of Alberta	3.100%	6/1/50	CAD	39,726	23,065
Province of Alberta	2.950%	6/1/52	CAD	15,071	8,442
Province of Alberta	4.450%	12/1/54	CAD	11,000	8,027
Province of British Columbia	2.300%	6/18/26	CAD	9,486	6,869
Province of British Columbia	2.550%	6/18/27	CAD	14,234	10,324
Province of British Columbia	2.950%	12/18/28	CAD	11,974	8,755
Province of British Columbia	5.700%	6/18/29	CAD	6,649	5,366
Province of British Columbia	2.200%	6/18/30	CAD	19,775	13,822
Province of British Columbia	1.550%	6/18/31	CAD	24,285	16,048
Province of British Columbia	6.350%	6/18/31	CAD	7,346	6,264
Province of British Columbia	3.550%	6/18/33	CAD	3,400	2,471
Province of British Columbia	5.250%	5/23/34	AUD	7,500	4,972
Province of British Columbia	4.150%	6/18/34	CAD	14,000	10,559
Province of British Columbia	3.000%	7/24/34	EUR	19,000	21,418
Province of British Columbia	4.000%	6/18/35	CAD	10,000	7,398
Province of British Columbia	5.400%	6/18/35	CAD	3,000	2,463
Province of British Columbia	4.700%	6/18/37	CAD	4,859	3,754
Province of British Columbia	4.950%	6/18/40	CAD	13,773	10,823
Province of British Columbia	4.300%	6/18/42	CAD	18,568	13,441
Province of British Columbia	3.200%	6/18/44	CAD	19,315	11,868
Province of British Columbia	2.800%	6/18/48	CAD	25,863	14,299
Province of British Columbia	4.900%	6/18/48	CAD	1,471	1,133
Province of British Columbia	2.950%	6/18/50	CAD	29,510	16,618
Province of British Columbia	2.750%	6/18/52	CAD	22,419	11,988
Province of British Columbia	4.250%	12/18/53	CAD	22,208	15,611
Province of British Columbia	4.450%	12/18/55	CAD	15,240	11,144
Province of Manitoba	2.550%	6/2/26	CAD	9,304	6,752
Province of Manitoba	2.600%	6/2/27	CAD	7,584	5,502
Province of Manitoba	3.000%	6/2/28	CAD	6,318	4,626
Province of Manitoba	2.750%	6/2/29	CAD	9,669	6,995
Province of Manitoba	3.250%	9/5/29	CAD	2,213	1,631
Province of Manitoba	2.050%	6/2/30	CAD	4,637	3,214
Province of Manitoba	6.300%	3/5/31	CAD	469	396
Province of Manitoba	2.050%	6/2/31	CAD	10,481	7,129
Province of Manitoba	3.900%	12/2/32	CAD	6,000	4,486
Province of Manitoba	4.250%	6/2/34	CAD	13,990	10,573
Province of Manitoba	4.850%	8/28/34	AUD	5,000	3,214
Province of Manitoba	3.700%	6/2/35	CAD	5,500	3,955
Province of Manitoba	5.700%	3/5/37	CAD	3,171	2,657
Province of Manitoba	4.600%	3/5/38	CAD	4,780	3,638
Province of Manitoba	4.650%	3/5/40	CAD	1,960	1,479
Province of Manitoba	4.400%	3/5/42	CAD	3,184	2,325
Province of Manitoba	3.350%	3/5/43	CAD	4,581	2,871
Province of Manitoba	4.050%	9/5/45	CAD	6,326	4,322
Province of Manitoba	2.850%	9/5/46	CAD	11,155	6,249
Province of Manitoba	3.400%	9/5/48	CAD	12,470	7,586
Province of Manitoba	3.200%	3/5/50	CAD	11,025	6,426
Province of Manitoba	4.700%	3/5/50	CAD	2,090	1,548
Province of Manitoba	2.050%	9/5/52	CAD	8,409	3,762
Province of Manitoba	3.150%	9/5/52	CAD	3,936	2,248
Province of Manitoba	3.800%	9/5/53	CAD	8,189	5,266
Province of Manitoba	4.400%	9/5/55	CAD	8,945	6,395
Province of New Brunswick	2.600%	8/14/26	CAD	4,898	3,557
Province of New Brunswick	2.350%	8/14/27	CAD	4,770	3,442
Province of New Brunswick	3.100%	8/14/28	CAD	4,044	2,969
Province of New Brunswick	5.650%	12/27/28	CAD	2,800	2,231

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of New Brunswick	4.250%	8/14/29	CAD	1,995	1,529
Province of New Brunswick	3.950%	8/14/32	CAD	8,800	6,614
Province of New Brunswick	4.450%	8/14/33	CAD	4,200	3,242
Province of New Brunswick	5.500%	1/27/34	CAD	1,960	1,617
Province of New Brunswick	4.050%	8/14/34	CAD	5,300	3,952
Province of New Brunswick	4.550%	3/26/37	CAD	3,428	2,606
Province of New Brunswick	4.800%	9/26/39	CAD	5,236	4,041
Province of New Brunswick	4.800%	6/3/41	CAD	3,765	2,877
Province of New Brunswick	3.550%	6/3/43	CAD	4,641	3,000
Province of New Brunswick	3.800%	8/14/45	CAD	5,713	3,773
Province of New Brunswick	3.100%	8/14/48	CAD	8,071	4,659
Province of New Brunswick	3.050%	8/14/50	CAD	8,688	4,938
Province of New Brunswick	5.000%	8/14/54	CAD	4,000	3,150
Province of New Brunswick	3.550%	6/3/55	CAD	1,350	831
Province of Newfoundland & Labrador	3.000%	6/2/26	CAD	4,898	3,570
Province of Newfoundland & Labrador	1.250%	6/2/27	CAD	1,700	1,200
Province of Newfoundland & Labrador	6.150%	4/17/28	CAD	491	390
Province of Newfoundland & Labrador	2.850%	6/2/28	CAD	7,346	5,347
Province of Newfoundland & Labrador	2.850%	6/2/29	CAD	10,107	7,321
Province of Newfoundland & Labrador	1.750%	6/2/30	CAD	7,215	4,906
Province of Newfoundland & Labrador	2.050%	6/2/31	CAD	5,331	3,615
Province of Newfoundland & Labrador	4.150%	6/2/33	CAD	8,400	6,336
Province of Newfoundland & Labrador	5.700%	10/17/35	CAD	491	408
Province of Newfoundland & Labrador	4.650%	10/17/40	CAD	2,550	1,894
Province of Newfoundland & Labrador	3.300%	10/17/46	CAD	7,147	4,237
Province of Newfoundland & Labrador	3.700%	10/17/48	CAD	5,940	3,720
Province of Newfoundland & Labrador	2.650%	10/17/50	CAD	9,380	4,783
Province of Newfoundland & Labrador	3.150%	12/2/52	CAD	4,729	2,646
Province of Newfoundland & Labrador	4.100%	10/17/54	CAD	11,100	7,351
Province of Newfoundland & Labrador	4.600%	10/17/55	CAD	4,600	3,326
Province of Nova Scotia	2.100%	6/1/27	CAD	8,569	6,157
Province of Nova Scotia	1.100%	6/1/28	CAD	5,287	3,657
Province of Nova Scotia	2.000%	9/1/30	CAD	8,313	5,731
Province of Nova Scotia	2.400%	12/1/31	CAD	4,700	3,233
Province of Nova Scotia	6.600%	12/1/31	CAD	12	10
Province of Nova Scotia	4.050%	6/1/33	CAD	2,700	2,027
Province of Nova Scotia	5.800%	6/1/33	CAD	981	823
Province of Nova Scotia	4.900%	6/1/35	CAD	4,650	3,633
Province of Nova Scotia	4.500%	6/1/37	CAD	5,550	4,195
Province of Nova Scotia	4.700%	6/1/41	CAD	4,150	3,132
Province of Nova Scotia	4.400%	6/1/42	CAD	4,866	3,539
Province of Nova Scotia	3.150%	12/1/51	CAD	10,525	6,059
Province of Nova Scotia	4.750%	12/1/54	CAD	9,500	7,173
Province of Nova Scotia	4.600%	12/1/55	CAD	2,725	2,005
Province of Nova Scotia	3.500%	6/2/62	CAD	6,124	3,680
Province of Ontario	2.250%	5/26/26	GBP	6,500	8,492
Province of Ontario	2.400%	6/2/26	CAD	44,887	32,532
Province of Ontario	1.350%	9/8/26	CAD	20,564	14,687
Province of Ontario	3.500%	1/27/27	AUD	495	315
Province of Ontario	1.850%	2/1/27	CAD	13,498	9,673
Province of Ontario	0.375%	4/8/27	EUR	957	1,049
Province of Ontario	2.600%	6/2/27	CAD	36,481	26,488
Province of Ontario	7.600%	6/2/27	CAD	7,346	5,870
Province of Ontario	1.050%	9/8/27	CAD	5,255	3,678
Province of Ontario	3.600%	3/8/28	CAD	25,100	18,684
Province of Ontario	2.900%	6/2/28	CAD	38,975	28,474
Province of Ontario	3.400%	9/8/28	CAD	11,100	8,241
Province of Ontario	4.000%	3/8/29	CAD	7,290	5,529
Province of Ontario	6.500%	3/8/29	CAD	27,610	22,721
Province of Ontario	2.700%	6/2/29	CAD	47,631	34,402
Province of Ontario	0.250%	6/28/29	CHF	5,515	6,602
Province of Ontario	1.550%	11/1/29	CAD	21,996	15,089
Province of Ontario	2.050%	6/2/30	CAD	53,829	37,363
Province of Ontario	0.010%	11/25/30	EUR	10,214	10,011
Province of Ontario	1.350%	12/2/30	CAD	35,904	23,785
Province of Ontario	2.150%	6/2/31	CAD	52,612	35,986
Province of Ontario	6.200%	6/2/31	CAD	6,367	5,389
Province of Ontario	0.250%	6/9/31	EUR	7,600	7,423
Province of Ontario	2.250%	12/2/31	CAD	34,555	23,608
Province of Ontario	4.050%	2/2/32	CAD	16,470	12,513

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Ontario	3.750%	6/2/32	CAD	43,700	32,537
Province of Ontario	4.100%	3/4/33	CAD	7,000	5,310
Province of Ontario	5.850%	3/8/33	CAD	21,398	17,997
Province of Ontario	3.650%	6/2/33	CAD	56,000	41,067
Province of Ontario	3.100%	1/31/34	EUR	15,000	17,095
Province of Ontario	5.350%	5/8/34	AUD	9,000	6,001
Province of Ontario	4.150%	6/2/34	CAD	58,250	43,963
Province of Ontario	3.800%	12/2/34	CAD	30,000	21,959
Province of Ontario	5.600%	6/2/35	CAD	38,998	32,655
Province of Ontario	4.700%	6/2/37	CAD	41,136	31,909
Province of Ontario	4.600%	6/2/39	CAD	43,696	33,333
Province of Ontario	4.650%	6/2/41	CAD	59,443	45,190
Province of Ontario	3.500%	6/2/43	CAD	53,895	35,124
Province of Ontario	3.450%	6/2/45	CAD	73,275	46,705
Province of Ontario	2.900%	12/2/46	CAD	63,945	36,835
Province of Ontario	2.800%	6/2/48	CAD	54,019	30,148
Province of Ontario	2.900%	6/2/49	CAD	59,773	33,770
Province of Ontario	2.650%	12/2/50	CAD	59,779	31,900
Province of Ontario	1.900%	12/2/51	CAD	52,606	23,464
Province of Ontario	2.550%	12/2/52	CAD	39,380	20,295
Province of Ontario	3.750%	12/2/53	CAD	58,529	38,168
Province of Ontario	4.100%	10/7/54	CAD	3,200	2,219
Province of Ontario	4.150%	12/2/54	CAD	54,885	38,337
Province of Ontario	4.600%	12/2/55	CAD	43,150	32,622
Province of Prince Edward Island	4.600%	5/19/41	CAD	800	593
Province of Prince Edward Island	3.650%	6/27/42	CAD	1,284	847
Province of Prince Edward Island	2.650%	12/1/51	CAD	1,261	647
Province of Prince Edward Island	3.600%	1/17/53	CAD	1,467	900
Province of Quebec	3.700%	5/20/26	AUD	279	179
Province of Quebec	2.500%	9/1/26	CAD	22,964	16,654
Province of Quebec	1.850%	2/13/27	CAD	3,112	2,228
Province of Quebec	0.875%	5/4/27	EUR	17,049	18,839
Province of Quebec	2.750%	9/1/27	CAD	28,554	20,804
Province of Quebec	0.875%	7/5/28	EUR	20,214	21,919
Province of Quebec	2.750%	9/1/28	CAD	22,350	16,254
Province of Quebec	2.300%	9/1/29	CAD	39,778	28,196
Province of Quebec	6.000%	10/1/29	CAD	7,346	6,014
Province of Quebec	4.750%	1/22/30	GBP	40,895	55,884
Province of Quebec	1.900%	9/1/30	CAD	63,050	43,242
Province of Quebec	0.000%	10/29/30	EUR	31,093	30,609
Province of Quebec	2.100%	5/27/31	CAD	2,300	1,565
Province of Quebec	1.500%	9/1/31	CAD	47,164	30,839
Province of Quebec	6.250%	6/1/32	CAD	14,564	12,465
Province of Quebec	3.250%	9/1/32	CAD	49,735	35,788
Province of Quebec	3.900%	11/22/32	CAD	6,400	4,802
Province of Quebec	3.600%	9/1/33	CAD	55,300	40,294
Province of Quebec	5.250%	5/2/34	AUD	9,500	6,289
Province of Quebec	5.250%	6/1/34	CAD	6,253	5,066
Province of Quebec	4.450%	9/1/34	CAD	39,600	30,416
Province of Quebec	5.750%	12/1/36	CAD	19,409	16,381
Province of Quebec	5.000%	12/1/38	CAD	18,257	14,438
Province of Quebec	3.350%	7/23/39	EUR	17,000	19,132
Province of Quebec	5.000%	12/1/41	CAD	34,804	27,368
Province of Quebec	4.250%	12/1/43	CAD	34,692	24,783
Province of Quebec	3.500%	12/1/45	CAD	40,914	26,041
Province of Quebec	3.500%	12/1/48	CAD	51,071	31,910
Province of Quebec	3.100%	12/1/51	CAD	61,855	35,657
Province of Quebec	2.850%	12/1/53	CAD	55,283	29,958
Province of Quebec	4.400%	12/1/55	CAD	77,000	55,794
Province of Quebec	4.200%	12/1/57	CAD	19,000	13,298
Province of Saskatchewan	2.550%	6/2/26	CAD	4,997	3,626
Province of Saskatchewan	2.650%	6/2/27	CAD	6,898	5,012
Province of Saskatchewan	5.750%	3/5/29	CAD	2,939	2,358
Province of Saskatchewan	2.200%	6/2/30	CAD	4,240	2,964
Province of Saskatchewan	2.150%	6/2/31	CAD	7,585	5,199
Province of Saskatchewan	6.400%	9/5/31	CAD	259	222
Province of Saskatchewan	3.900%	6/2/33	CAD	8,700	6,490
Province of Saskatchewan	5.800%	9/5/33	CAD	140	118
Province of Saskatchewan	3.300%	5/8/34	EUR	21,761	25,051
Province of Saskatchewan	5.000%	3/5/37	CAD	7,561	5,991

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Province of Saskatchewan	3.900%	6/2/45	CAD	6,816	4,622
	Province of Saskatchewan	2.750%	12/2/46	CAD	10,666	5,947
	Province of Saskatchewan	3.300%	6/2/48	CAD	8,685	5,271
	Province of Saskatchewan	3.100%	6/2/50	CAD	13,142	7,642
	Province of Saskatchewan	2.800%	12/2/52	CAD	7,105	3,844
	Province of Saskatchewan	3.750%	3/5/54	CAD	3,359	2,171
	Province of Saskatchewan	4.200%	12/2/54	CAD	12,700	8,889
	Province of Saskatchewan	2.950%	6/2/58	CAD	1,872	1,015
	PSP Capital Inc.	1.500%	3/15/28	CAD	7,700	5,404
	PSP Capital Inc.	4.600%	2/6/29	AUD	12,000	7,886
	PSP Capital Inc.	3.750%	6/15/29	CAD	9,500	7,137
	PSP Capital Inc.	2.050%	1/15/30	CAD	6,428	4,478
	PSP Capital Inc.	4.400%	12/2/30	CAD	10,000	7,738
	PSP Capital Inc.	2.600%	3/1/32	CAD	3,500	2,429
	PSP Capital Inc.	4.150%	6/1/33	CAD	13,900	10,522
	PSP Capital Inc.	4.250%	12/1/55	CAD	5,000	3,540
	Regional Municipality of Peel Ontario	4.250%	12/2/33	CAD	700	531
	Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	3,419	2,668
	Regional Municipality of York	2.500%	6/2/26	CAD	1,471	1,067
	Regional Municipality of York	2.350%	6/9/27	CAD	2	1
	Regional Municipality of York	1.700%	5/27/30	CAD	1,453	989
	Regional Municipality of York	2.150%	6/22/31	CAD	1,954	1,332
	Regional Municipality of York	4.000%	5/31/32	CAD	2,135	1,606
	Regional Municipality of York	3.650%	5/13/33	CAD	1,519	1,106
	Regional Municipality of York	4.050%	5/1/34	CAD	3,427	2,534
	Royal Office Finance LP	5.209%	11/12/37	CAD	5,499	4,282
	South Coast British Columbia Transportation Authority	3.250%	11/23/28	CAD	1,300	963
	South Coast British Columbia Transportation Authority	1.600%	7/3/30	CAD	1,000	677
	South Coast British Columbia Transportation Authority	4.450%	6/9/44	CAD	500	354
	South Coast British Columbia Transportation Authority	3.150%	11/16/48	CAD	4,601	2,630
	South Coast British Columbia Transportation Authority	2.650%	10/29/50	CAD	486	248
	South Coast British Columbia Transportation Authority	4.150%	12/12/53	CAD	4,700	3,137
	TCHC Issuer Trust	5.395%	2/22/40	CAD	1,018	802
	Toronto Canada	2.400%	6/7/27	CAD	2,484	1,796
	Toronto Canada	4.250%	7/11/33	CAD	1,500	1,139
	Toronto Canada	2.950%	4/28/35	CAD	1,662	1,114
	Toronto Canada	5.200%	6/1/40	CAD	4,899	3,876
	Toronto Canada	2.150%	8/25/40	CAD	2,873	1,574
	Toronto Canada	2.850%	11/23/41	CAD	500	295
	Toronto Canada	3.800%	12/13/42	CAD	3,240	2,153
	Toronto Canada	4.400%	12/14/42	CAD	8,100	5,798
	Toronto Canada	4.150%	3/10/44	CAD	2,415	1,650
	Toronto Canada	3.250%	6/24/46	CAD	1,960	1,157
	Toronto Canada	2.800%	11/22/49	CAD	2,898	1,537
	Toronto Canada	4.300%	6/1/52	CAD	6,084	4,194
	Toronto Canada	4.550%	10/29/54	CAD	1,050	755
	Vancouver Canada	3.700%	10/18/52	CAD	628	390
	Winnipeg Canada	4.100%	6/1/45	CAD	1,240	832
	Winnipeg Canada	4.300%	11/15/51	CAD	2,537	1,731
						6,260,870
Chile (0.2%)
	Bonos de la Tesoreria de la Republica en pesos	0.000%	5/6/27	CLP	11,690,000	11,059
	Bonos de la Tesoreria de la Republica en pesos	4.900%	11/1/27	CLP	4,100,000	4,308
[3]	Bonos de la Tesoreria de la Republica en pesos	5.000%	10/1/28	CLP	10,500,000	11,040
	Bonos de la Tesoreria de la Republica en pesos	0.000%	4/1/29	CLP	20,200,000	17,621
[3]	Bonos de la Tesoreria de la Republica en pesos	5.800%	10/1/29	CLP	8,050,000	8,665
[3]	Bonos de la Tesoreria de la Republica en pesos	4.700%	9/1/30	CLP	23,135,000	23,786
[3]	Bonos de la Tesoreria de la Republica en pesos	6.000%	4/1/33	CLP	24,585,000	26,544
[3]	Bonos de la Tesoreria de la Republica en pesos	7.000%	5/1/34	CLP	8,190,000	9,494
[3]	Bonos de la Tesoreria de la Republica en pesos	5.800%	10/1/34	CLP	10,885,000	11,495
	Bonos de la Tesoreria de la Republica en pesos	5.000%	3/1/35	CLP	17,725,000	17,925
[3]	Bonos de la Tesoreria de la Republica en pesos	5.300%	11/1/37	CLP	7,280,000	7,350
[3]	Bonos de la Tesoreria de la Republica en pesos	6.200%	10/1/40	CLP	13,380,000	14,715
	Bonos de la Tesoreria de la Republica en pesos	6.000%	1/1/43	CLP	15,590,000	16,897
	Bonos de la Tesoreria de la Republica en pesos	5.100%	7/15/50	CLP	14,475,000	13,952
	Bonos de la Tesoreria de la Republica en pesos	6.100%	4/1/56	CLP	2,200,000	2,423
	Republic of Chile	0.100%	1/26/27	EUR	7,762	8,385
	Republic of Chile	0.555%	1/21/29	EUR	8,600	8,943
	Republic of Chile	3.875%	7/9/31	EUR	12,300	14,239

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Republic of Chile	3.750%	1/14/32	EUR	15,400	17,712
Republic of Chile	4.125%	7/5/34	EUR	4,808	5,586
Republic of Chile	1.300%	7/26/36	EUR	6,554	5,668
Republic of Chile	1.250%	1/29/40	EUR	4,732	3,710
Republic of Chile	1.250%	1/22/51	EUR	5,795	3,571
					265,088
China (1.2%)
Agricultural Development Bank of China	3.630%	7/19/26	CNY	40,000	5,640
Agricultural Development Bank of China	2.990%	8/11/26	CNY	50,000	7,000
Agricultural Development Bank of China	2.870%	5/14/27	CNY	50,000	7,056
Agricultural Development Bank of China	3.480%	2/4/28	CNY	60,000	8,660
Agricultural Development Bank of China	2.900%	3/8/28	CNY	50,000	7,117
Agricultural Development Bank of China	3.190%	8/12/28	CNY	80,000	11,559
Agricultural Development Bank of China	3.010%	3/16/30	CNY	160,000	23,390
Agricultural Development Bank of China	2.960%	4/17/30	CNY	30,000	4,379
Agricultural Development Bank of China	3.790%	10/26/30	CNY	50,000	7,630
Agricultural Development Bank of China	3.520%	5/24/31	CNY	20,000	3,036
Agricultural Development Bank of China	2.010%	9/11/31	CNY	100,000	13,997
Agricultural Development Bank of China	3.300%	11/5/31	CNY	90,000	13,571
Agricultural Development Bank of China	3.060%	6/6/32	CNY	180,000	26,909
Agricultural Development Bank of China	2.970%	10/14/32	CNY	100,000	14,913
Agricultural Development Bank of China	2.470%	4/2/34	CNY	92,800	13,507
Agricultural Development Bank of China	3.920%	6/18/51	CNY	30,000	5,713
China Development Bank	1.660%	9/4/26	CNY	524,000	72,142
China Development Bank	3.430%	1/14/27	CNY	110,000	15,601
China Development Bank	4.240%	8/24/27	CNY	120,000	17,486
China Development Bank	3.400%	1/8/28	CNY	230,000	33,117
China Development Bank	3.090%	8/9/28	CNY	70,000	10,082
China Development Bank	3.480%	1/8/29	CNY	50,000	7,330
China Development Bank	2.990%	3/1/29	CNY	130,000	18,780
China Development Bank	3.070%	3/10/30	CNY	65,000	9,529
China Development Bank	3.090%	6/18/30	CNY	125,000	18,398
China Development Bank	2.710%	7/10/30	CNY	100,000	14,430
China Development Bank	3.700%	10/20/30	CNY	30,000	4,562
China Development Bank	3.660%	3/1/31	CNY	145,000	22,136
China Development Bank	3.410%	6/7/31	CNY	50,000	7,562
China Development Bank	3.120%	9/13/31	CNY	120,000	17,925
China Development Bank	3.000%	1/17/32	CNY	50,000	7,439
China Development Bank	2.770%	10/24/32	CNY	105,300	15,543
China Development Bank	2.820%	5/22/33	CNY	99,600	14,832
China Development Bank	2.260%	7/19/34	CNY	100,000	14,415
China Development Bank	3.800%	1/25/36	CNY	30,000	4,933
China Development Bank	3.900%	8/3/40	CNY	160,000	27,796
China Development Bank	3.560%	11/19/51	CNY	50,000	9,068
China Government Bond	2.690%	8/12/26	CNY	60,000	8,385
China Government Bond	2.180%	8/15/26	CNY	330,000	45,832
China Government Bond	2.390%	11/15/26	CNY	285,000	39,772
China Government Bond	2.850%	6/4/27	CNY	40,000	5,664
China Government Bond	2.440%	10/15/27	CNY	200,000	28,158
China Government Bond	3.280%	12/3/27	CNY	80,000	11,508
China Government Bond	2.640%	1/15/28	CNY	570,000	80,827
China Government Bond	3.010%	5/13/28	CNY	130,000	18,716
China Government Bond	2.480%	9/25/28	CNY	20,000	2,846
China Government Bond	2.910%	10/14/28	CNY	145,000	20,928
China Government Bond	2.370%	1/15/29	CNY	241,740	34,358
China Government Bond	2.800%	3/24/29	CNY	100,000	14,446
China Government Bond	2.050%	4/15/29	CNY	205,000	28,829
China Government Bond	3.290%	5/23/29	CNY	90,000	13,264
China Government Bond	2.750%	6/15/29	CNY	50,000	7,227
China Government Bond	1.910%	7/15/29	CNY	20,000	2,800
China Government Bond	2.620%	9/25/29	CNY	100,000	14,392
China Government Bond	3.130%	11/21/29	CNY	40,000	5,900
China Government Bond	2.790%	12/15/29	CNY	120,000	17,452
China Government Bond	2.680%	5/21/30	CNY	90,000	13,062
China Government Bond	2.620%	6/25/30	CNY	120,000	17,419
China Government Bond	3.270%	11/19/30	CNY	50,000	7,561
China Government Bond	2.540%	12/25/30	CNY	134,320	19,499
China Government Bond	2.280%	3/25/31	CNY	135,000	19,338
China Government Bond	3.020%	5/27/31	CNY	133,000	19,881

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
China Government Bond	2.120%	6/25/31	CNY	140,000	19,923
China Government Bond	2.890%	11/18/31	CNY	110,000	16,398
China Government Bond	2.760%	5/15/32	CNY	30,000	4,455
China Government Bond	2.690%	8/15/32	CNY	110,000	16,298
China Government Bond	2.600%	9/1/32	CNY	180,000	26,524
China Government Bond	2.800%	11/15/32	CNY	115,000	17,188
China Government Bond	2.880%	2/25/33	CNY	140,000	21,085
China Government Bond	2.520%	8/25/33	CNY	80,000	11,804
China Government Bond	2.670%	11/25/33	CNY	80,000	11,911
China Government Bond	2.350%	2/25/34	CNY	80,000	11,589
China Government Bond	2.270%	5/25/34	CNY	96,800	14,049
China Government Bond	2.110%	8/25/34	CNY	20,000	2,871
China Government Bond	2.040%	11/25/34	CNY	102,000	14,567
China Government Bond	4.270%	5/17/37	CNY	30,000	5,291
China Government Bond	3.520%	4/25/46	CNY	20,000	3,517
China Government Bond	3.770%	2/20/47	CNY	20,000	3,667
China Government Bond	4.050%	7/24/47	CNY	20,000	3,823
China Government Bond	4.220%	3/19/48	CNY	20,000	3,928
China Government Bond	3.970%	7/23/48	CNY	20,000	3,811
China Government Bond	4.080%	10/22/48	CNY	25,000	4,857
China Government Bond	3.860%	7/22/49	CNY	70,000	13,222
China Government Bond	3.390%	3/16/50	CNY	60,000	10,710
China Government Bond	3.810%	9/14/50	CNY	40,000	7,603
China Government Bond	3.720%	4/12/51	CNY	85,000	16,046
China Government Bond	3.530%	10/18/51	CNY	75,000	13,723
China Government Bond	3.320%	4/15/52	CNY	50,000	8,942
China Government Bond	3.120%	10/25/52	CNY	98,500	16,950
China Government Bond	3.190%	4/15/53	CNY	37,400	6,506
China Government Bond	3.000%	10/15/53	CNY	40,000	6,874
China Government Bond	4.240%	11/24/64	CNY	4,000	896
China Government Bond	4.000%	6/24/69	CNY	25,500	5,569
China Government Bond	3.730%	5/25/70	CNY	45,000	9,419
China Government Bond	3.760%	3/22/71	CNY	40,000	8,407
China Government Bond	3.400%	7/15/72	CNY	21,000	4,123
China Government Bond	3.270%	3/25/73	CNY	26,500	5,113
China Government Bond	2.650%	3/25/74	CNY	10,000	1,665
Export-Import Bank of China	3.220%	5/14/26	CNY	70,000	9,795
Export-Import Bank of China	3.400%	1/11/28	CNY	90,000	12,941
Export-Import Bank of China	3.860%	5/20/29	CNY	40,000	5,973
Export-Import Bank of China	3.740%	11/16/30	CNY	80,000	12,183
Export-Import Bank of China	3.180%	3/11/32	CNY	140,000	21,025
Export-Import Bank of China	3.100%	2/13/33	CNY	110,000	16,581
Export-Import Bank of China	2.850%	7/7/33	CNY	100,000	14,870
					1,481,939
Colombia (0.3%)
Colombian TES	7.500%	8/26/26	COP	162,180,000	38,367
Colombian TES	5.750%	11/3/27	COP	107,575,500	23,322
Colombian TES	6.000%	4/28/28	COP	188,995,000	40,156
Colombian TES	7.750%	9/18/30	COP	105,750,000	21,792
Colombian TES	7.000%	3/26/31	COP	160,665,000	30,875
Colombian TES	7.000%	3/26/31	COP	13,700,000	2,633
Colombian TES	7.000%	6/30/32	COP	135,535,000	24,964
Colombian TES	13.250%	2/9/33	COP	134,895,000	34,222
Colombian TES	7.250%	10/18/34	COP	127,955,000	22,310
Colombian TES	6.250%	7/9/36	COP	104,280,000	15,740
Colombian TES	9.250%	5/28/42	COP	246,783,000	44,516
Colombian TES	11.500%	7/25/46	COP	109,705,000	23,463
Colombian TES	7.250%	10/26/50	COP	195,520,000	27,234
					349,594
Croatia (0.1%)
Republic of Croatia	3.000%	3/20/27	EUR	3,459	3,979
Republic of Croatia	2.700%	6/15/28	EUR	2,818	3,233
Republic of Croatia	1.125%	6/19/29	EUR	8,459	9,117
Republic of Croatia	2.750%	1/27/30	EUR	4,459	5,121
Republic of Croatia	1.500%	6/17/31	EUR	31,506	33,369
Republic of Croatia	2.875%	4/22/32	EUR	5,400	6,197
Republic of Croatia	1.125%	3/4/33	EUR	4,000	3,988
Republic of Croatia	4.000%	6/14/35	EUR	5,927	7,237
Republic of Croatia	3.250%	2/11/37	EUR	16,300	18,124

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Croatia	1.750%	3/4/41	EUR	4,947	4,363
						94,728
Czech Republic (0.4%)
	Czech Republic	6.000%	2/26/26	CZK	423,130	19,612
	Czech Republic	1.000%	6/26/26	CZK	908,230	40,125
	Czech Republic	0.250%	2/10/27	CZK	401,400	17,248
	Czech Republic	2.500%	8/25/28	CZK	181,190	7,999
	Czech Republic	5.500%	12/12/28	CZK	215,920	10,501
	Czech Republic	2.750%	7/23/29	CZK	2,202,870	97,165
	Czech Republic	0.950%	5/15/30	CZK	779,080	31,165
	Czech Republic	5.000%	9/30/30	CZK	1,039,370	50,323
	Czech Republic	1.200%	3/13/31	CZK	541,410	21,417
	Czech Republic	4.500%	11/11/32	CZK	555,590	26,238
	Czech Republic	2.000%	10/13/33	CZK	278,500	10,896
	Czech Republic	4.900%	4/14/34	CZK	1,698,020	82,520
	Czech Republic	3.500%	5/30/35	CZK	649,690	28,176
	Czech Republic	3.600%	6/3/36	CZK	57,140	2,480
	Czech Republic	4.200%	12/4/36	CZK	48,170	2,182
	Czech Republic	1.950%	7/30/37	CZK	537,750	19,059
	Czech Republic	1.500%	4/24/40	CZK	164,860	5,132
	Czech Republic	4.850%	11/26/57	CZK	251,570	11,531
						483,769
Denmark (0.4%)
	Kingdom of Denmark	2.250%	10/2/26	EUR	40,000	45,512
	Kingdom of Denmark	0.500%	11/15/27	DKK	492,636	72,861
	Kingdom of Denmark	0.500%	11/15/29	DKK	311,753	44,637
	Kingdom of Denmark	0.000%	11/15/31	DKK	608,388	81,200
	Kingdom of Denmark	2.250%	11/15/33	DKK	216,720	33,075
	Kingdom of Denmark	2.250%	11/15/33	DKK	571,174	87,169
	Kingdom of Denmark	4.500%	11/15/39	DKK	373,185	69,819
	Kingdom of Denmark	0.250%	11/15/52	DKK	99,818	8,129
	Kommunekredit	0.625%	5/11/26	EUR	2,186	2,442
	Kommunekredit	2.900%	11/27/26	AUD	2,047	1,292
	Kommunekredit	0.750%	5/18/27	EUR	12,443	13,741
	Kommunekredit	0.000%	11/17/29	EUR	30,000	30,617
	Kommunekredit	0.000%	3/3/31	EUR	5,000	4,912
	Kommunekredit	2.375%	9/15/32	EUR	10,450	11,661
	Kommunekredit	0.010%	5/4/34	EUR	1,000	883
	Kommunekredit	0.875%	11/3/36	EUR	4,500	4,054
						512,004
Estonia (0.0%)
	Republic of Estonia	4.000%	10/12/32	EUR	6,998	8,442
Finland (0.6%)
	Finnvera OYJ	2.125%	3/8/28	EUR	20,400	23,112
	Finnvera OYJ	0.375%	4/9/29	EUR	4,169	4,384
	Finnvera OYJ	1.125%	5/17/32	EUR	3,100	3,186
	Kuntarahoitus OYJ	0.625%	11/26/26	EUR	2,457	2,727
	Kuntarahoitus OYJ	0.000%	4/21/28	EUR	5,400	5,745
	Kuntarahoitus OYJ	4.375%	10/2/28	GBP	10,000	13,469
	Kuntarahoitus OYJ	2.500%	8/29/29	EUR	35,000	39,893
	Kuntarahoitus OYJ	0.000%	3/2/31	EUR	15,800	15,506
	Kuntarahoitus OYJ	1.250%	2/23/33	EUR	4,913	4,985
	Kuntarahoitus OYJ	0.050%	9/10/35	EUR	11,277	9,483
[3]	Republic of Finland	0.000%	9/15/26	EUR	35,000	38,692
[3]	Republic of Finland	1.375%	4/15/27	EUR	25,000	28,077
[3]	Republic of Finland	0.500%	9/15/27	EUR	24,867	27,245
[3]	Republic of Finland	2.750%	7/4/28	EUR	5,535	6,414
[3]	Republic of Finland	2.875%	4/15/29	EUR	111,017	129,136
[3]	Republic of Finland	0.500%	9/15/29	EUR	22,691	23,921
[3]	Republic of Finland	0.000%	9/15/30	EUR	39,490	39,511
[3]	Republic of Finland	0.125%	9/15/31	EUR	38,750	37,830
[3]	Republic of Finland	1.500%	9/15/32	EUR	75,514	78,890
[3]	Republic of Finland	1.125%	4/15/34	EUR	65,604	64,402
[3]	Republic of Finland	3.000%	9/15/34	EUR	65,000	74,586
[3]	Republic of Finland	0.125%	4/15/36	EUR	13,000	10,781
[3]	Republic of Finland	2.750%	4/15/38	EUR	22,026	23,894
[3]	Republic of Finland	0.250%	9/15/40	EUR	57,995	41,927
[3]	Republic of Finland	2.625%	7/4/42	EUR	16,683	17,307

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Republic of Finland	0.500%	4/15/43	EUR	993	701
	Republic of Finland	3.200%	4/15/45	EUR	19,351	21,481
[3]	Republic of Finland	1.375%	4/15/47	EUR	10,000	7,901
[3]	Republic of Finland	0.125%	4/15/52	EUR	17,187	8,547
[3]	Republic of Finland	2.950%	4/15/55	EUR	6,329	6,542
						810,275
France (8.7%)
	Action Logement Services	1.375%	4/13/32	EUR	12,500	12,729
	Action Logement Services	4.125%	10/3/38	EUR	12,800	15,049
	Action Logement Services	0.750%	7/19/41	EUR	15,600	11,178
	Agence Francaise de Developpement EPIC	0.250%	7/21/26	EUR	6,100	6,767
	Agence Francaise de Developpement EPIC	3.750%	2/15/27	EUR	1,800	2,099
	Agence Francaise de Developpement EPIC	1.000%	1/31/28	EUR	2,500	2,743
	Agence Francaise de Developpement EPIC	0.010%	11/25/28	EUR	13,800	14,397
	Agence Francaise de Developpement EPIC	0.250%	6/29/29	EUR	27,200	28,101
	Agence Francaise de Developpement EPIC	2.875%	1/21/30	EUR	7,500	8,600
	Agence Francaise de Developpement EPIC	0.500%	5/25/30	EUR	5,900	6,020
	Agence Francaise de Developpement EPIC	1.375%	7/5/32	EUR	20,400	20,765
	Agence Francaise de Developpement EPIC	3.500%	2/25/33	EUR	9,100	10,629
	Agence Francaise de Developpement EPIC	3.375%	5/25/33	EUR	13,900	16,054
	Agence Francaise de Developpement EPIC	3.000%	1/17/34	EUR	12,000	13,433
	Agence Francaise de Developpement EPIC	1.500%	10/31/34	EUR	13,000	12,667
	Agence Francaise de Developpement EPIC	3.625%	1/20/35	EUR	34,000	39,607
	Agence Francaise de Developpement EPIC	0.500%	5/31/35	EUR	5,000	4,341
	Agence France Locale	0.125%	6/20/26	EUR	8,400	9,318
	Agence France Locale	0.000%	9/20/27	EUR	15,000	16,180
	Agence France Locale	1.125%	6/20/28	EUR	4,500	4,922
	Agence France Locale	3.000%	3/20/30	EUR	7,000	8,080
	Agence France Locale	0.000%	3/20/31	EUR	500	484
	Agence France Locale	3.625%	6/20/38	EUR	7,000	7,907
	Bpifrance SACA	0.625%	5/25/26	EUR	40,000	44,674
	Bpifrance SACA	2.125%	11/29/27	EUR	12,500	14,181
	Bpifrance SACA	0.125%	11/25/28	EUR	28,300	29,653
	Bpifrance SACA	0.050%	9/26/29	EUR	5,000	5,086
	Bpifrance SACA	1.875%	5/25/30	EUR	5,000	5,470
	Bpifrance SACA	2.000%	9/2/30	EUR	14,000	15,219
	Bpifrance SACA	0.250%	6/4/31	EUR	23,200	22,634
	Bpifrance SACA	2.875%	1/31/32	EUR	15,000	17,031
	Bpifrance SACA	3.375%	5/25/34	EUR	47,000	53,977
	Caisse d'Amortissement de la Dette Sociale	0.000%	11/25/26	EUR	10,000	10,978
	Caisse d'Amortissement de la Dette Sociale	2.875%	5/25/27	EUR	50,000	57,703
	Caisse d'Amortissement de la Dette Sociale	2.750%	9/24/27	EUR	100,000	115,168
	Caisse d'Amortissement de la Dette Sociale	0.000%	2/25/28	EUR	5,700	6,085
	Caisse d'Amortissement de la Dette Sociale	2.750%	2/25/29	EUR	10,000	11,507
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/29	EUR	43,700	45,062
	Caisse d'Amortissement de la Dette Sociale	3.125%	3/1/30	EUR	10,000	11,679
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/31	EUR	17,300	16,741
	Caisse d'Amortissement de la Dette Sociale	0.125%	9/15/31	EUR	22,000	21,209
	Caisse d'Amortissement de la Dette Sociale	3.000%	11/25/31	EUR	40,000	46,017
	Caisse d'Amortissement de la Dette Sociale	0.450%	1/19/32	EUR	25,800	25,142
	Caisse d'Amortissement de la Dette Sociale	1.500%	5/25/32	EUR	33,600	34,942
	Caisse d'Amortissement de la Dette Sociale	2.750%	11/25/32	EUR	9,500	10,669
	Caisse des Depots et Consignations	3.000%	5/25/28	EUR	12,500	14,526
	Caisse Francaise de Financement Local	1.000%	4/25/28	EUR	100	109
	Caisse Francaise de Financement Local	0.125%	6/30/31	EUR	6,700	6,462
	Caisse Francaise de Financement Local	3.500%	3/16/32	EUR	33,000	38,828
	Caisse Francaise de Financement Local	1.250%	1/22/35	EUR	100	96
	Caisse Francaise de Financement Local SA	0.750%	1/11/27	EUR	2,000	2,215
	Caisse Francaise de Financement Local SA	0.750%	9/27/27	EUR	5,000	5,472
	Caisse Francaise de Financement Local SA	0.010%	4/27/29	EUR	14,500	14,889
	Caisse Francaise de Financement Local SA	1.500%	1/13/31	EUR	5,000	5,278
	Caisse Francaise de Financement Local SA	0.375%	1/20/32	EUR	8,000	7,739
	Caisse Francaise de Financement Local SA	1.250%	5/11/32	EUR	35,900	36,443
	Caisse Francaise de Financement Local SA	1.450%	1/16/34	EUR	37,200	37,097
	Caisse Francaise de Financement Local SA	1.500%	6/28/38	EUR	3,600	3,312
[7]	Dexia Credit Local SA	0.250%	12/10/26	GBP	10,000	12,534
[7]	Dexia Credit Local SA	1.000%	10/18/27	EUR	5,950	6,555
[7]	Dexia Credit Local SA	0.000%	1/21/28	EUR	6,100	6,513
[7]	Dexia Credit Local SA	3.125%	6/1/28	EUR	20,000	23,213

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[7]	Dexia SA	0.010%	1/22/27	EUR	5,000	5,463
[3,8]	France	0.500%	5/25/26	EUR	169,679	189,592
[3,8]	France	2.500%	9/24/26	EUR	115,000	131,442
[3,8]	France	0.250%	11/25/26	EUR	176,306	194,877
[3,8]	France	0.000%	2/25/27	EUR	305,977	335,265
[3,8]	France	1.000%	5/25/27	EUR	130,450	145,174
[3,8]	France	2.500%	9/24/27	EUR	427,692	490,601
[3]	France	2.750%	10/25/27	EUR	148,395	171,282
[3,8]	France	0.750%	2/25/28	EUR	129,364	141,436
[3,8]	France	0.750%	5/25/28	EUR	216,770	236,004
[3,8]	France	0.750%	11/25/28	EUR	638,393	688,247
[3,8]	France	2.750%	2/25/29	EUR	380,028	438,558
[3]	France	5.500%	4/25/29	EUR	117,522	149,397
[3,8]	France	0.500%	5/25/29	EUR	191,931	202,626
[3,8]	France	0.000%	11/25/29	EUR	288,476	294,048
[3,8]	France	2.750%	2/25/30	EUR	317,147	364,856
[3,8]	France	2.500%	5/25/30	EUR	146,677	166,734
[3,8]	France	0.000%	11/25/30	EUR	231,904	228,861
[3,8]	France	1.500%	5/25/31	EUR	177,411	188,823
[3,8]	France	0.000%	11/25/31	EUR	395,253	376,356
[3,8]	France	0.000%	5/25/32	EUR	253,573	236,841
[3,8]	France	5.750%	10/25/32	EUR	140,000	189,764
[3]	France	2.000%	11/25/32	EUR	126,218	134,850
[3,8]	France	3.000%	5/25/33	EUR	304,000	346,333
[3,8]	France	3.500%	11/25/33	EUR	197,865	232,710
[3,8]	France	1.250%	5/25/34	EUR	236,057	229,704
[3,8]	France	3.000%	11/25/34	EUR	317,245	356,053
[3]	France	4.750%	4/25/35	EUR	36,401	46,879
[3,8]	France	3.200%	5/25/35	EUR	55,000	62,450
[3,8]	France	1.250%	5/25/36	EUR	210,705	194,420
[3,8]	France	1.250%	5/25/38	EUR	530,092	463,470
[3,8]	France	1.750%	6/25/39	EUR	27,541	25,286
[3,9,10]	France	0.500%	5/25/40	EUR	98,263	72,072
[3,8]	France	4.500%	4/25/41	EUR	85,640	107,963
[3,8]	France	3.600%	5/25/42	EUR	143,895	162,297
[3,8]	France	2.500%	5/25/43	EUR	106,559	102,535
[3,8]	France	0.500%	6/25/44	EUR	134,874	87,314
[3,8]	France	3.250%	5/25/45	EUR	98,191	104,569
[3,8]	France	2.000%	5/25/48	EUR	131,410	109,081
[3,8]	France	3.000%	6/25/49	EUR	154,970	154,585
[3,8]	France	1.500%	5/25/50	EUR	122,558	87,800
[3,8]	France	0.750%	5/25/52	EUR	136,375	75,637
[3,8]	France	0.750%	5/25/53	EUR	177,960	96,063
[3]	France	3.000%	5/25/54	EUR	112,695	108,261
[3,8]	France	4.000%	4/25/55	EUR	78,930	91,126
[3]	France	3.250%	5/25/55	EUR	77,272	77,432
[3]	France	4.000%	4/25/60	EUR	71,827	82,415
[3]	France	1.750%	5/25/66	EUR	118,468	76,429
[3]	France	0.500%	5/25/72	EUR	70,287	24,392
	Gestion Securite de Stocks Securite SA	3.375%	6/29/30	EUR	6,700	7,853
	Ile-de-France Mobilites	3.500%	10/4/39	EUR	4,900	5,439
	Ile-de-France Mobilites	0.950%	5/28/41	EUR	100	75
	Ile-de-France Mobilites	3.800%	5/25/45	EUR	21,400	24,179
	Regie Autonome des Transports Parisiens EPIC	0.875%	5/25/27	EUR	1,500	1,657
	Regie Autonome des Transports Parisiens EPIC	1.875%	5/25/32	EUR	5,400	5,645
	Region of Ile de France	0.625%	4/23/27	EUR	2,500	2,752
	Region of Ile de France	0.000%	4/20/28	EUR	2,500	2,649
	Region of Ile de France	0.100%	7/2/30	EUR	1,200	1,191
	Region of Ile de France	2.900%	4/30/31	EUR	6,000	6,831
	Region of Ile de France	1.375%	6/20/33	EUR	3,000	2,978
	Region of Ile de France	3.650%	5/25/35	EUR	10,200	11,947
	SFIL SA	0.050%	6/4/29	EUR	1,700	1,748
	SFIL SA	3.250%	11/25/30	EUR	20,000	23,268
	SFIL SA	1.500%	3/5/32	EUR	14,500	14,954
	SNCF Reseau	4.250%	10/7/26	EUR	600	700
	SNCF Reseau	3.125%	10/25/28	EUR	3,600	4,167
	SNCF Reseau	5.250%	12/7/28	GBP	8,292	11,429
	SNCF Reseau	0.875%	1/22/29	EUR	3,000	3,207
	SNCF Reseau	1.125%	5/25/30	EUR	13,800	14,469
	SNCF Reseau	1.000%	11/9/31	EUR	7,400	7,429

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	SNCF Reseau	5.000%	10/10/33	EUR	7,509	9,620
	SNCF Reseau	5.250%	1/31/35	GBP	2,684	3,642
	SNCF Reseau	0.750%	5/25/36	EUR	18,200	15,474
	SNCF Reseau	1.500%	5/29/37	EUR	8,900	8,014
	SNCF Reseau	2.250%	12/20/47	EUR	8,600	7,129
	SNCF Reseau	2.000%	2/5/48	EUR	2,500	1,949
	SNCF Reseau	5.000%	3/11/52	GBP	2,451	2,918
	SNCF Reseau	4.830%	3/25/60	GBP	4,483	5,042
	Societe Des Grands Projets EPIC	3.375%	5/25/45	EUR	5,000	5,315
	Societe Des Grands Projets EPIC	3.500%	6/25/49	EUR	5,000	5,319
	Societe Du Grand Paris EPIC	1.125%	10/22/28	EUR	5,200	5,656
	Societe Du Grand Paris EPIC	0.000%	11/25/30	EUR	47,400	46,409
	Societe Du Grand Paris EPIC	1.125%	5/25/34	EUR	23,000	21,876
	Societe Du Grand Paris EPIC	3.500%	5/25/43	EUR	7,000	7,627
	Societe Du Grand Paris EPIC	0.875%	5/10/46	EUR	10,000	6,606
	Societe Du Grand Paris EPIC	1.700%	5/25/50	EUR	6,500	4,794
	Societe Du Grand Paris EPIC	1.000%	11/26/51	EUR	22,200	13,126
	Societe Du Grand Paris EPIC	3.700%	5/25/53	EUR	3,300	3,563
	Societe Du Grand Paris EPIC	0.700%	10/15/60	EUR	5,900	2,522
	Societe Du Grand Paris EPIC	1.000%	2/18/70	EUR	11,000	4,793
	Societe Nationale SNCF SACA	5.375%	3/18/27	GBP	3,935	5,329
	Societe Nationale SNCF SACA	1.500%	2/2/29	EUR	4,600	5,025
	Societe Nationale SNCF SACA	0.625%	4/17/30	EUR	12,300	12,660
	Societe Nationale SNCF SACA	0.227%	6/18/30	CHF	4,000	4,722
	Societe Nationale SNCF SACA	1.000%	5/25/40	EUR	17,000	13,167
	Societe Nationale SNCF SACA	0.875%	2/28/51	EUR	10,800	5,799
	UNEDIC ASSEO	0.100%	11/25/26	EUR	41,200	45,369
	UNEDIC ASSEO	1.250%	10/21/27	EUR	10,500	11,667
	UNEDIC ASSEO	0.500%	3/20/29	EUR	11,800	12,478
	UNEDIC ASSEO	0.250%	11/25/29	EUR	14,700	15,101
	UNEDIC ASSEO	0.000%	3/5/30	EUR	10,000	10,073
	UNEDIC ASSEO	0.000%	11/19/30	EUR	34,000	33,394
	UNEDIC ASSEO	0.010%	5/25/31	EUR	15,000	14,493
	UNEDIC ASSEO	1.500%	4/20/32	EUR	25,500	26,530
	UNEDIC ASSEO	1.750%	11/25/32	EUR	7,000	7,325
	UNEDIC ASSEO	1.250%	5/25/33	EUR	1,000	997
	UNEDIC ASSEO	0.100%	5/25/34	EUR	34,600	30,064
	UNEDIC ASSEO	0.250%	7/16/35	EUR	14,500	12,295
	Ville de Paris	1.250%	1/12/32	EUR	12,800	12,958
	Ville de Paris	1.375%	11/20/34	EUR	700	663
	Ville de Paris	3.750%	6/22/48	EUR	5,000	5,527
						11,014,148
Germany (7.0%)
	Bundesobligation	0.000%	4/16/27	EUR	160,109	175,562
	Bundesobligation	1.300%	10/15/27	EUR	240,000	269,357
	Bundesobligation	2.200%	4/13/28	EUR	195,000	223,632
	Bundesobligation	2.400%	10/19/28	EUR	130,000	150,043
	Federal Republic of Germany	0.250%	2/15/27	EUR	87,560	96,745
	Federal Republic of Germany	0.500%	8/15/27	EUR	4,587	5,059
[8]	Federal Republic of Germany	0.000%	11/15/27	EUR	45,542	49,426
[8]	Federal Republic of Germany	5.625%	1/4/28	EUR	68,082	84,887
[8]	Federal Republic of Germany	0.500%	2/15/28	EUR	121,655	133,247
[8]	Federal Republic of Germany	0.250%	8/15/28	EUR	125,770	135,612
[8]	Federal Republic of Germany	0.000%	11/15/28	EUR	252,639	268,765
[8]	Federal Republic of Germany	0.000%	8/15/29	EUR	70,256	73,467
[8]	Federal Republic of Germany	2.100%	11/15/29	EUR	50,000	57,006
	Federal Republic of Germany	0.000%	8/15/30	EUR	11,000	11,239
[8]	Federal Republic of Germany	2.400%	11/15/30	EUR	420,000	484,405
[8]	Federal Republic of Germany	0.000%	2/15/31	EUR	104,734	105,625
[8]	Federal Republic of Germany	0.000%	8/15/31	EUR	262,516	261,139
[8]	Federal Republic of Germany	0.000%	2/15/32	EUR	72,179	70,723
[8]	Federal Republic of Germany	1.700%	8/15/32	EUR	143,670	157,279
[8]	Federal Republic of Germany	2.300%	2/15/33	EUR	66,812	75,833
[8]	Federal Republic of Germany	2.600%	8/15/33	EUR	54,065	62,514
	Federal Republic of Germany	2.200%	2/15/34	EUR	46,111	51,548
[8]	Federal Republic of Germany	4.750%	7/4/34	EUR	39,075	52,885
	Federal Republic of Germany	2.600%	8/15/34	EUR	324,874	373,804
[8]	Federal Republic of Germany	0.000%	5/15/35	EUR	184,194	163,066
[8]	Federal Republic of Germany	0.000%	5/15/36	EUR	202,597	173,566

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[8]	Federal Republic of Germany	4.000%	1/4/37	EUR	48,904	63,197
[8]	Federal Republic of Germany	1.000%	5/15/38	EUR	169,993	157,315
[8]	Federal Republic of Germany	4.250%	7/4/39	EUR	50,000	66,828
[8]	Federal Republic of Germany	4.750%	7/4/40	EUR	37,079	52,321
[8]	Federal Republic of Germany	2.600%	5/15/41	EUR	137,000	151,450
[8]	Federal Republic of Germany	3.250%	7/4/42	EUR	107,790	129,423
	Federal Republic of Germany	2.500%	7/4/44	EUR	120,032	129,523
[8]	Federal Republic of Germany	2.500%	8/15/46	EUR	251,077	268,904
[8]	Federal Republic of Germany	1.250%	8/15/48	EUR	159,688	132,374
[8]	Federal Republic of Germany	0.000%	8/15/50	EUR	234,508	131,107
	Federal Republic of Germany	0.000%	8/15/50	EUR	30,000	16,820
[8]	Federal Republic of Germany	0.000%	8/15/52	EUR	144,000	75,919
[8]	Federal Republic of Germany	1.800%	8/15/53	EUR	170,951	153,591
[8]	Federal Republic of Germany	2.500%	8/15/54	EUR	103,000	107,763
	FMS Wertmanagement	0.375%	4/29/30	EUR	5,400	5,553
	Free & Hanseatic City of Hamburg	0.010%	6/15/28	EUR	7,500	7,945
	Free & Hanseatic City of Hamburg	0.010%	6/30/28	EUR	20,000	21,163
	Free & Hanseatic City of Hamburg	0.800%	4/11/34	EUR	977	937
	Free & Hanseatic City of Hamburg	1.450%	11/5/38	EUR	7,314	6,780
	Free & Hanseatic City of Hamburg	0.250%	2/18/41	EUR	4,750	3,395
	Free & Hanseatic City of Hamburg	0.400%	11/23/51	EUR	8,000	4,304
	Free State of Bavaria	0.030%	4/3/28	EUR	28,454	30,337
	Free State of Bavaria	0.150%	4/3/30	EUR	4,794	4,868
	Free State of Bavaria	0.010%	1/18/35	EUR	19,182	16,696
	Free State of Saxony	0.010%	10/15/27	EUR	2,500	2,693
	Free State of Saxony	0.010%	11/5/29	EUR	20,541	20,991
	Free State of Saxony	0.010%	12/17/35	EUR	17,349	14,585
	Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH	1.250%	5/4/29	EUR	15,000	16,309
	Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH	0.010%	8/26/30	EUR	17,551	17,491
	Gemeinsame Deutsche Bundeslaender HB HH RP SL SH	0.625%	2/13/29	EUR	1,951	2,079
	Investitionsbank Berlin	0.250%	2/3/32	EUR	5,500	5,334
	Investitionsbank Berlin	3.125%	3/1/33	EUR	15,000	17,470
[11]	KFW	0.000%	6/15/26	EUR	29,860	33,133
[11]	KFW	1.250%	7/31/26	GBP	51,821	66,834
[11]	KFW	3.200%	9/11/26	AUD	9,143	5,830
[11]	KFW	0.000%	9/30/26	EUR	97,483	107,571
[11]	KFW	2.000%	2/15/27	AUD	700	437
[11]	KFW	0.625%	2/22/27	EUR	18,529	20,533
[11]	KFW	0.000%	3/31/27	EUR	26,737	29,236
[11]	KFW	0.000%	4/30/27	EUR	82,443	90,029
[11]	KFW	1.250%	6/30/27	EUR	33,802	37,764
[11]	KFW	4.300%	7/13/27	AUD	10,000	6,511
[11]	KFW	3.750%	7/30/27	GBP	6,000	7,968
[11]	KFW	2.375%	8/5/27	EUR	20,546	23,513
[11]	KFW	0.500%	9/15/27	EUR	19,908	21,815
[11]	KFW	2.750%	10/1/27	EUR	70,000	80,816
[11]	KFW	0.750%	12/7/27	GBP	20,000	24,623
[11]	KFW	0.000%	12/15/27	EUR	15,905	17,128
[11]	KFW	0.625%	1/7/28	EUR	19,503	21,318
[11]	KFW	1.375%	2/2/28	SEK	65,270	6,593
[11]	KFW	2.750%	3/15/28	EUR	21,862	25,289
[11]	KFW	3.200%	3/15/28	AUD	17,647	11,193
[11]	KFW	0.750%	6/28/28	EUR	36,890	40,156
[11]	KFW	0.000%	9/15/28	EUR	78	82
[11]	KFW	3.125%	10/10/28	EUR	138,944	162,717
[11]	KFW	4.875%	10/10/28	GBP	5,000	6,865
[11]	KFW	3.750%	1/9/29	GBP	32,091	42,495
[11]	KFW	0.750%	1/15/29	EUR	40,577	43,767
[11]	KFW	4.200%	2/8/29	AUD	5,000	3,264
[11]	KFW	2.625%	4/26/29	EUR	30,000	34,550
[11]	KFW	0.000%	6/15/29	EUR	20,000	20,733
[11]	KFW	4.400%	7/12/29	AUD	25,000	16,408
[11]	KFW	0.375%	4/23/30	EUR	10,000	10,310
[11]	KFW	2.750%	5/15/30	EUR	44,173	51,036
[11]	KFW	3.125%	6/7/30	EUR	22,307	26,285
[11]	KFW	0.000%	9/17/30	EUR	44,113	44,094
[11]	KFW	4.250%	10/1/30	GBP	10,000	13,449
[11]	KFW	0.000%	1/10/31	EUR	37,454	37,078
[11]	KFW	2.750%	2/20/31	EUR	55,059	63,552
[11]	KFW	0.125%	1/9/32	EUR	31,986	31,023

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[11]	KFW	2.875%	3/31/32	EUR	70,400	81,557
[11]	KFW	5.750%	6/7/32	GBP	5,120	7,438
[11]	KFW	2.750%	2/14/33	EUR	15,000	17,185
[11]	KFW	1.125%	5/9/33	EUR	3,948	3,967
[11]	KFW	2.875%	6/7/33	EUR	13,337	15,363
[11]	KFW	0.050%	9/29/34	EUR	12,373	10,922
[11]	KFW	2.750%	1/17/35	EUR	19,254	21,814
[11]	KFW	1.375%	7/31/35	EUR	6,827	6,756
[11]	KFW	0.375%	5/20/36	EUR	1,670	1,454
[11]	KFW	5.000%	6/9/36	GBP	4,265	5,841
[11]	KFW	1.250%	7/4/36	EUR	11,216	10,767
[11]	KFW	4.875%	3/15/37	GBP	969	1,303
[11]	KFW	1.125%	3/31/37	EUR	22,993	21,363
[11]	KFW	4.700%	6/2/37	CAD	1,152	885
[11]	KFW	1.125%	6/15/37	EUR	4,876	4,513
[11]	KFW	2.600%	6/20/37	JPY	812,000	6,455
[11]	KFW	0.875%	7/4/39	EUR	39,958	34,351
	Land Baden-Wuerttemberg	0.625%	2/9/27	EUR	4,876	5,386
	Land Baden-Wuerttemberg	0.800%	4/5/28	EUR	4,876	5,313
	Land Baden-Wuerttemberg	2.875%	6/26/31	EUR	7,400	8,552
	Land Baden-Wuerttemberg	0.010%	7/9/32	EUR	15,604	14,719
	Land Baden-Wuerttemberg	3.000%	6/27/33	EUR	20,000	23,193
	Land Berlin	0.625%	2/8/27	EUR	2,731	3,020
	Land Berlin	0.010%	5/18/27	EUR	43,860	47,708
	Land Berlin	1.250%	6/1/28	EUR	29,000	31,962
	Land Berlin	0.010%	10/26/28	EUR	13,165	13,816
	Land Berlin	0.010%	7/2/30	EUR	32,115	32,115
	Land Berlin	2.625%	1/24/31	EUR	18,000	20,569
	Land Berlin	1.300%	6/13/33	EUR	977	995
	Land Berlin	0.750%	4/3/34	EUR	21,835	20,812
	Land Berlin	0.125%	6/4/35	EUR	4,876	4,198
	Land Berlin	0.625%	8/25/36	EUR	1,219	1,069
	Land Berlin	1.375%	6/5/37	EUR	2,439	2,299
	Land Berlin	1.375%	8/27/38	EUR	2,439	2,245
	Land Berlin	0.050%	8/6/40	EUR	14,314	10,125
	Land Berlin	0.100%	1/18/41	EUR	24,939	17,432
	Land Berlin	3.000%	3/13/54	EUR	10,000	10,504
	Land Schleswig-Holstein Germany	0.010%	10/22/26	EUR	12,300	13,538
	Land Thueringen	0.200%	10/26/26	EUR	7,314	8,069
	Land Thueringen	0.500%	3/2/29	EUR	15,000	15,914
	Land Thueringen	0.010%	3/24/31	EUR	5,000	4,905
	Land Thueringen	0.250%	3/5/40	EUR	3,999	2,959
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	2/25/27	EUR	7,500	8,244
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.750%	3/16/32	EUR	12,000	12,069
[11]	Landwirtschaftliche Rentenbank	0.000%	9/28/26	EUR	20,000	22,039
[11]	Landwirtschaftliche Rentenbank	0.875%	12/15/26	GBP	10,000	12,699
[11]	Landwirtschaftliche Rentenbank	0.100%	3/8/27	EUR	5,500	6,020
[11]	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	2,310	1,455
[11]	Landwirtschaftliche Rentenbank	0.625%	5/18/27	EUR	15,749	17,347
[11]	Landwirtschaftliche Rentenbank	0.000%	9/22/27	EUR	5,600	6,047
[11]	Landwirtschaftliche Rentenbank	0.375%	2/14/28	EUR	4,876	5,270
[11]	Landwirtschaftliche Rentenbank	3.250%	4/12/28	AUD	2,140	1,358
[11]	Landwirtschaftliche Rentenbank	0.000%	7/19/28	EUR	5,690	6,020
[11]	Landwirtschaftliche Rentenbank	0.000%	12/13/28	EUR	10,000	10,472
[11]	Landwirtschaftliche Rentenbank	3.875%	2/9/29	GBP	10,000	13,291
[11]	Landwirtschaftliche Rentenbank	4.300%	2/14/29	AUD	20,000	13,072
[11]	Landwirtschaftliche Rentenbank	0.500%	2/28/29	EUR	30,084	31,931
[11]	Landwirtschaftliche Rentenbank	3.200%	5/25/29	AUD	10,790	6,769
[11]	Landwirtschaftliche Rentenbank	0.000%	11/27/29	EUR	18,155	18,524
[11]	Landwirtschaftliche Rentenbank	0.050%	12/18/29	EUR	6,000	6,130
[11]	Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	1,850	1,934
[11]	Landwirtschaftliche Rentenbank	0.050%	1/31/31	EUR	25,059	24,757
[11]	Landwirtschaftliche Rentenbank	2.750%	2/16/32	EUR	21,500	24,675
	Niedersachsen Invest GmbH	0.250%	7/16/35	EUR	10,000	8,876
	NRW Bank	0.500%	5/11/26	EUR	5,855	6,529
	NRW Bank	0.250%	9/28/26	EUR	2,901	3,209
	NRW Bank	0.625%	2/23/27	EUR	7,314	8,085
	NRW Bank	0.250%	3/16/27	EUR	205	225
	NRW Bank	0.125%	4/12/27	EUR	7,948	8,675
	NRW Bank	0.500%	9/13/27	EUR	7,314	7,984

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
NRW Bank	0.625%	1/4/28	EUR	3,413	3,718
NRW Bank	0.375%	5/16/29	EUR	3,535	3,702
NRW Bank	0.125%	2/4/30	EUR	25,000	25,457
NRW Bank	0.000%	9/23/30	EUR	3,500	3,469
NRW Bank	0.875%	4/12/34	EUR	331	318
NRW Bank	2.875%	7/25/34	EUR	20,000	22,723
NRW Bank	0.100%	7/9/35	EUR	13,519	11,545
NRW Bank	1.200%	3/28/39	EUR	5,000	4,395
NRW Bank	0.500%	6/17/41	EUR	8,900	6,572
NRW Bank	1.250%	5/13/49	EUR	4,876	3,509
State of Brandenburg	0.010%	6/26/28	EUR	15,696	16,621
State of Brandenburg	0.125%	2/4/30	EUR	3,275	3,337
State of Brandenburg	0.050%	7/1/31	EUR	14,013	13,683
State of Brandenburg	1.125%	7/4/33	EUR	5,000	5,025
State of Brandenburg	3.000%	7/20/33	EUR	8,000	9,233
State of Brandenburg	0.750%	8/8/36	EUR	4,876	4,330
State of Brandenburg	1.450%	11/26/38	EUR	6,875	6,320
State of Brandenburg	0.300%	10/4/49	EUR	488	270
State of Bremen	2.750%	1/30/32	EUR	16,000	18,368
State of Bremen	3.000%	3/2/33	EUR	9,000	10,428
State of Bremen	1.200%	1/30/34	EUR	100	100
State of Bremen	1.500%	11/12/38	EUR	2,404	2,223
State of Bremen	1.000%	5/27/39	EUR	6,097	5,216
State of Bremen	0.500%	5/6/41	EUR	9,740	7,253
State of Bremen	0.550%	2/4/50	EUR	26,106	15,481
State of Hesse	0.375%	7/6/26	EUR	29,207	32,468
State of Hesse	0.000%	9/22/27	EUR	20,000	21,563
State of Hesse	0.625%	8/2/28	EUR	4,876	5,258
State of Hesse	0.010%	3/11/30	EUR	12,829	12,961
State of Hesse	0.000%	11/8/30	EUR	12,190	12,081
State of Hesse	0.125%	10/10/31	EUR	9,600	9,336
State of Hesse	1.300%	10/10/33	EUR	3,901	3,957
State of Hesse	2.750%	1/10/34	EUR	22,000	24,897
State of Hesse	2.625%	8/25/34	EUR	17,450	19,479
State of Lower Saxony	0.500%	6/8/26	EUR	1,219	1,358
State of Lower Saxony	0.010%	9/8/26	EUR	14,269	15,734
State of Lower Saxony	0.000%	2/11/27	EUR	6,000	6,559
State of Lower Saxony	0.010%	11/25/27	EUR	37,521	40,319
State of Lower Saxony	0.750%	2/15/28	EUR	7,314	7,977
State of Lower Saxony	0.010%	2/19/29	EUR	9,518	9,909
State of Lower Saxony	0.375%	5/14/29	EUR	2,926	3,071
State of Lower Saxony	0.125%	1/10/30	EUR	4,876	4,980
State of Lower Saxony	0.010%	8/13/30	EUR	33,963	33,917
State of Lower Saxony	0.010%	1/10/31	EUR	5,331	5,263
State of Lower Saxony	0.050%	3/9/35	EUR	29,974	25,861
State of North Rhine-Westphalia Germany	0.500%	2/16/27	EUR	9,947	10,979
State of North Rhine-Westphalia Germany	0.200%	3/31/27	EUR	20,205	22,121
State of North Rhine-Westphalia Germany	0.950%	3/13/28	EUR	13,652	14,960
State of North Rhine-Westphalia Germany	0.000%	1/15/29	EUR	6,681	6,972
State of North Rhine-Westphalia Germany	0.200%	4/9/30	EUR	5,000	5,088
State of North Rhine-Westphalia Germany	2.750%	1/15/32	EUR	25,000	28,631
State of North Rhine-Westphalia Germany	2.375%	5/13/33	EUR	11,748	12,987
State of North Rhine-Westphalia Germany	2.900%	6/7/33	EUR	74,650	85,651
State of North Rhine-Westphalia Germany	0.000%	10/12/35	EUR	31,655	26,482
State of North Rhine-Westphalia Germany	1.250%	5/12/36	EUR	6,827	6,489
State of North Rhine-Westphalia Germany	1.650%	2/22/38	EUR	12,000	11,584
State of North Rhine-Westphalia Germany	0.500%	11/25/39	EUR	18,224	14,313
State of North Rhine-Westphalia Germany	1.500%	6/12/40	EUR	2,258	2,041
State of North Rhine-Westphalia Germany	0.600%	6/4/41	EUR	11,573	8,779
State of North Rhine-Westphalia Germany	0.750%	8/16/41	EUR	977	757
State of North Rhine-Westphalia Germany	1.450%	2/16/43	EUR	2,439	2,071
State of North Rhine-Westphalia Germany	1.000%	10/16/46	EUR	8,265	5,993
State of North Rhine-Westphalia Germany	1.650%	5/16/47	EUR	20,200	16,831
State of North Rhine-Westphalia Germany	1.550%	6/16/48	EUR	4,876	3,936
State of North Rhine-Westphalia Germany	0.800%	7/30/49	EUR	12,016	7,894
State of North Rhine-Westphalia Germany	0.375%	9/2/50	EUR	16,605	9,163
State of North Rhine-Westphalia Germany	0.200%	1/27/51	EUR	18,134	9,347
State of North Rhine-Westphalia Germany	0.500%	1/15/52	EUR	11,530	6,489
State of North Rhine-Westphalia Germany	2.900%	1/15/53	EUR	3,522	3,629
State of North Rhine-Westphalia Germany	3.000%	3/20/54	EUR	22,500	23,616

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	State of North Rhine-Westphalia Germany	1.750%	10/26/57	EUR	8,266	6,256
	State of North Rhine-Westphalia Germany	1.750%	7/11/68	EUR	7,518	5,317
	State of North Rhine-Westphalia Germany	3.400%	3/7/73	EUR	8,000	8,899
	State of North Rhine-Westphalia Germany	1.950%	9/26/78	EUR	14,185	10,182
	State of North Rhine-Westphalia Germany	2.150%	3/21/19	EUR	9,518	7,000
	State of North Rhine-Westphalia Germany	1.375%	1/15/20	EUR	12,019	6,012
	State of North Rhine-Westphalia Germany	0.950%	1/10/21	EUR	18,536	7,468
	State of North Rhine-Westphalia Germany	1.450%	1/19/22	EUR	5,283	2,782
	State of Rhineland-Palatinate	0.100%	8/18/26	EUR	4,876	5,389
	State of Rhineland-Palatinate	0.375%	1/26/27	EUR	4,876	5,370
	State of Rhineland-Palatinate	0.700%	1/26/28	EUR	4,876	5,315
	State of Rhineland-Palatinate	0.750%	2/23/32	EUR	50,067	50,364
	State of Rhineland-Palatinate	0.375%	4/1/41	EUR	3,400	2,494
	State of Rhineland-Palatinate	0.375%	3/10/51	EUR	3,988	2,195
	State of Saxony-Anhalt	0.500%	6/25/27	EUR	1,219	1,336
	State of Saxony-Anhalt	0.750%	1/29/29	EUR	6,000	6,437
	State of Saxony-Anhalt	0.000%	3/10/31	EUR	7,250	7,126
	State of Saxony-Anhalt	2.950%	6/20/33	EUR	13,200	15,248
	State of Saxony-Anhalt	3.150%	2/6/54	EUR	6,000	6,426
	State of Schleswig-Holstein Germany	0.500%	5/19/26	EUR	17,458	19,470
	State of Schleswig-Holstein Germany	1.375%	7/14/27	EUR	15,000	16,747
	State of Schleswig-Holstein Germany	0.250%	4/18/28	EUR	977	1,046
	State of Schleswig-Holstein Germany	0.625%	8/31/28	EUR	3,341	3,593
	State of Schleswig-Holstein Germany	0.010%	11/26/29	EUR	14,331	14,610
	State of Schleswig-Holstein Germany	0.010%	5/22/30	EUR	6,998	7,034
	State of Schleswig-Holstein Germany	0.050%	7/8/31	EUR	5,852	5,700
	State of Schleswig-Holstein Germany	3.000%	8/16/33	EUR	22,500	26,093
						8,857,910
Greece (0.3%)
[3]	Hellenic Republic	3.875%	6/15/28	EUR	71,918	85,862
[3]	Hellenic Republic	1.500%	6/18/30	EUR	11,743	12,677
	Hellenic Republic	3.900%	1/30/33	EUR	14,208	17,060
[3]	Hellenic Republic	4.250%	6/15/33	EUR	9,080	11,143
[3]	Hellenic Republic	3.625%	6/15/35	EUR	86,446	100,648
	Hellenic Republic	4.200%	1/30/42	EUR	24,240	28,726
[3]	Hellenic Republic	1.875%	1/24/52	EUR	48,849	36,811
[3]	Hellenic Republic	4.125%	6/15/54	EUR	41,067	46,596
						339,523
Hong Kong (0.0%)
	Hong Kong Government Bond Programme	3.375%	6/7/27	EUR	5,000	5,768
	Hong Kong Government Bond Programme	1.250%	6/29/27	HKD	3,000	376
	Hong Kong Government Bond Programme	1.970%	1/17/29	HKD	58,850	7,438
	Hong Kong Government Bond Programme	2.130%	7/16/30	HKD	45,500	5,695
	Hong Kong Government Bond Programme	1.890%	3/2/32	HKD	3,200	385
	Hong Kong Government Bond Programme	3.750%	6/7/32	EUR	6,000	7,084
	Hong Kong Government Bond Programme	2.020%	3/7/34	HKD	13,600	1,607
	Hong Kong Government Bond Programme	1.590%	3/4/36	HKD	57,000	6,266
						34,619
Hungary (0.2%)
	Republic of Hungary	2.750%	12/22/26	HUF	3,403,180	9,033
	Republic of Hungary	5.000%	2/22/27	EUR	3,244	3,817
	Republic of Hungary	1.750%	10/10/27	EUR	2,146	2,362
	Republic of Hungary	3.000%	10/27/27	HUF	9,755,340	25,354
	Republic of Hungary	4.500%	3/23/28	HUF	20,673,470	55,207
	Republic of Hungary	0.125%	9/21/28	EUR	3,728	3,809
	Republic of Hungary	6.750%	10/22/28	HUF	5,609,330	15,913
	Republic of Hungary	2.000%	5/23/29	HUF	1,974,720	4,705
	Republic of Hungary	4.000%	7/25/29	EUR	32,249	37,285
	Republic of Hungary	3.000%	8/21/30	HUF	14,925,610	35,536
	Republic of Hungary	3.250%	10/22/31	HUF	465,190	1,081
	Republic of Hungary	1.625%	4/28/32	EUR	13,813	13,277
	Republic of Hungary	4.750%	11/24/32	HUF	8,500,000	21,156
	Republic of Hungary	2.250%	4/20/33	HUF	5,247,780	10,764
	Republic of Hungary	7.000%	10/24/35	HUF	1,842,970	5,223
	Republic of Hungary	3.000%	10/27/38	HUF	7,169,000	13,187
	Republic of Hungary	4.875%	3/22/40	EUR	32,165	34,596
	Republic of Hungary	3.000%	4/25/41	HUF	5,082,310	8,827
						301,132

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Indonesia (1.0%)
Indonesia Treasury Bond	8.375%	9/15/26	IDR	330,525,000	20,381
Indonesia Treasury Bond	5.125%	4/15/27	IDR	635,731,000	37,335
Indonesia Treasury Bond	7.000%	5/15/27	IDR	730,214,000	44,376
Indonesia Treasury Bond	6.125%	5/15/28	IDR	706,587,000	42,136
Indonesia Treasury Bond	6.375%	8/15/28	IDR	1,778,000,000	106,598
Indonesia Treasury Bond	9.000%	3/15/29	IDR	24,484,000	1,594
Indonesia Treasury Bond	6.875%	4/15/29	IDR	300,000,000	18,267
Indonesia Treasury Bond	8.250%	5/15/29	IDR	710,151,000	45,328
Indonesia Treasury Bond	7.000%	9/15/30	IDR	978,735,000	59,875
Indonesia Treasury Bond	6.500%	2/15/31	IDR	953,002,000	56,667
Indonesia Treasury Bond	8.750%	5/15/31	IDR	187,925,000	12,394
Indonesia Treasury Bond	6.375%	4/15/32	IDR	784,458,000	46,289
Indonesia Treasury Bond	7.500%	8/15/32	IDR	318,879,000	19,841
Indonesia Treasury Bond	7.000%	2/15/33	IDR	1,536,857,000	93,542
Indonesia Treasury Bond	6.625%	5/15/33	IDR	1,025,898,000	60,852
Indonesia Treasury Bond	6.625%	2/15/34	IDR	710,361,000	42,193
Indonesia Treasury Bond	8.375%	3/15/34	IDR	674,148,000	44,523
Indonesia Treasury Bond	7.500%	6/15/35	IDR	577,006,000	36,067
Indonesia Treasury Bond	6.750%	7/15/35	IDR	680,000,000	40,564
Indonesia Treasury Bond	8.250%	5/15/36	IDR	509,661,000	33,555
Indonesia Treasury Bond	9.750%	5/15/37	IDR	63,792,000	4,674
Indonesia Treasury Bond	7.500%	5/15/38	IDR	446,806,000	27,765
Indonesia Treasury Bond	7.125%	6/15/38	IDR	340,000,000	20,710
Indonesia Treasury Bond	8.375%	4/15/39	IDR	523,168,000	35,056
Indonesia Treasury Bond	7.500%	4/15/40	IDR	811,318,000	50,424
Indonesia Treasury Bond	9.500%	5/15/41	IDR	81,900,000	6,042
Indonesia Treasury Bond	7.125%	6/15/42	IDR	475,210,000	28,801
Indonesia Treasury Bond	7.125%	6/15/43	IDR	970,000,000	58,650
Indonesia Treasury Bond	7.375%	5/15/48	IDR	422,095,000	26,044
Indonesia Treasury Bond	6.875%	8/15/51	IDR	486,019,000	28,397
Indonesia Treasury Bond	6.875%	7/15/54	IDR	660,000,000	38,461
Republic of Indonesia	0.740%	5/26/26	JPY	300,000	2,086
Republic of Indonesia	1.450%	9/18/26	EUR	2,196	2,442
Republic of Indonesia	0.900%	2/14/27	EUR	10,565	11,564
Republic of Indonesia	3.750%	6/14/28	EUR	11,139	12,894
Republic of Indonesia	3.650%	9/10/32	EUR	12,000	13,454
Republic of Indonesia	1.100%	3/12/33	EUR	4,669	4,313
					1,234,154
Ireland (0.4%)
Republic of Ireland	1.000%	5/15/26	EUR	44,834	50,410
Republic of Ireland	0.200%	5/15/27	EUR	58,472	64,197
Republic of Ireland	0.900%	5/15/28	EUR	36,715	40,406
Republic of Ireland	1.100%	5/15/29	EUR	24,380	26,603
Republic of Ireland	0.200%	10/18/30	EUR	55,510	56,155
Republic of Ireland	0.000%	10/18/31	EUR	72,535	70,362
Republic of Ireland	0.350%	10/18/32	EUR	42,317	40,877
Republic of Ireland	1.300%	5/15/33	EUR	19,947	20,498
Republic of Ireland	2.600%	10/18/34	EUR	18,133	20,226
Republic of Ireland	0.400%	5/15/35	EUR	10,906	9,741
Republic of Ireland	1.700%	5/15/37	EUR	2,523	2,495
Republic of Ireland	0.550%	4/22/41	EUR	81,592	62,249
Republic of Ireland	2.000%	2/18/45	EUR	39,344	36,874
Republic of Ireland	1.500%	5/15/50	EUR	61,038	48,990
					550,083
Isle of Man (0.0%)
Isle of Man	1.625%	9/14/51	GBP	5,732	3,416
Israel (0.4%)
State of Israel	6.250%	10/30/26	ILS	27,603	7,823
State of Israel	1.500%	1/18/27	EUR	34,011	37,540
State of Israel	2.000%	3/31/27	ILS	79,333	20,988
State of Israel	3.750%	9/30/27	ILS	52,240	14,246
State of Israel	2.250%	9/28/28	ILS	166,992	43,245
State of Israel	1.500%	1/16/29	EUR	9,466	10,058
State of Israel	3.750%	2/28/29	ILS	262,281	71,211
State of Israel	1.000%	3/31/30	ILS	173,975	41,295
State of Israel	0.625%	1/18/32	EUR	8,922	8,143
State of Israel	1.300%	4/30/32	ILS	131,900	29,970

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	State of Israel	4.000%	3/30/35	ILS	218,519	58,570
	State of Israel	2.375%	1/18/37	EUR	8,200	7,754
	State of Israel	1.500%	5/31/37	ILS	157,924	31,750
	State of Israel	5.500%	1/31/42	ILS	32,324	9,886
	State of Israel	3.750%	3/31/47	ILS	131,154	31,731
	State of Israel	2.500%	1/16/49	EUR	3,219	2,839
	State of Israel	2.800%	11/29/52	ILS	176,040	34,037
						461,086
Italy (6.8%)
	AMCO - Asset Management Co. SpA	0.750%	4/20/28	EUR	4,552	4,895
	Cassa Depositi e Prestiti SpA	2.000%	4/20/27	EUR	7,400	8,360
	Cassa Depositi e Prestiti SpA	3.625%	1/13/30	EUR	5,000	5,862
	Cassa Depositi e Prestiti SpA	1.000%	2/11/30	EUR	8,400	8,751
	Cassa Depositi e Prestiti SpA	3.875%	7/12/31	EUR	5,000	5,858
	Italy Buoni Poliennali Del Tesoro	1.600%	6/1/26	EUR	50,000	56,483
	Italy Buoni Poliennali Del Tesoro	0.000%	8/1/26	EUR	125,660	139,208
	Italy Buoni Poliennali Del Tesoro	3.100%	8/28/26	EUR	338,332	389,034
	Italy Buoni Poliennali Del Tesoro	3.850%	9/15/26	EUR	260,000	302,025
	Italy Buoni Poliennali Del Tesoro	0.850%	1/15/27	EUR	80,136	89,293
	Italy Buoni Poliennali Del Tesoro	2.950%	2/15/27	EUR	100,000	115,263
	Italy Buoni Poliennali Del Tesoro	1.100%	4/1/27	EUR	156,114	174,173
	Italy Buoni Poliennali Del Tesoro	3.450%	7/15/27	EUR	74,099	86,566
	Italy Buoni Poliennali Del Tesoro	2.050%	8/1/27	EUR	75,008	85,219
	Italy Buoni Poliennali Del Tesoro	0.950%	9/15/27	EUR	51,525	57,058
	Italy Buoni Poliennali Del Tesoro	2.700%	10/15/27	EUR	90,000	103,552
	Italy Buoni Poliennali Del Tesoro	6.500%	11/1/27	EUR	32,315	40,593
	Italy Buoni Poliennali Del Tesoro	2.650%	12/1/27	EUR	70,059	80,608
	Italy Buoni Poliennali Del Tesoro	0.250%	3/15/28	EUR	90,622	97,490
	Italy Buoni Poliennali Del Tesoro	3.400%	4/1/28	EUR	90,842	106,617
	Italy Buoni Poliennali Del Tesoro	0.500%	7/15/28	EUR	139,312	149,783
	Italy Buoni Poliennali Del Tesoro	3.800%	8/1/28	EUR	206,084	244,920
[3]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/28	EUR	50,000	61,240
	Italy Buoni Poliennali Del Tesoro	4.100%	2/1/29	EUR	283,835	341,591
	Italy Buoni Poliennali Del Tesoro	2.800%	6/15/29	EUR	183,698	211,547
	Italy Buoni Poliennali Del Tesoro	3.350%	7/1/29	EUR	356,177	417,750
	Italy Buoni Poliennali Del Tesoro	3.000%	10/1/29	EUR	251,397	290,526
[3]	Italy Buoni Poliennali Del Tesoro	3.500%	3/1/30	EUR	71,781	84,995
	Italy Buoni Poliennali Del Tesoro	1.350%	4/1/30	EUR	40,825	43,677
	Italy Buoni Poliennali Del Tesoro	3.700%	6/15/30	EUR	85,006	101,050
	Italy Buoni Poliennali Del Tesoro	2.950%	7/1/30	EUR	30,000	34,392
	Italy Buoni Poliennali Del Tesoro	0.950%	8/1/30	EUR	75,122	78,005
	Italy Buoni Poliennali Del Tesoro	4.000%	11/15/30	EUR	75,000	90,330
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	12/1/30	EUR	35,847	38,328
[3]	Italy Buoni Poliennali Del Tesoro	3.500%	2/15/31	EUR	126,375	148,325
	Italy Buoni Poliennali Del Tesoro	0.900%	4/1/31	EUR	158,588	161,076
	Italy Buoni Poliennali Del Tesoro	3.450%	7/15/31	EUR	254,165	296,616
[3]	Italy Buoni Poliennali Del Tesoro	0.600%	8/1/31	EUR	51,149	50,456
[3]	Italy Buoni Poliennali Del Tesoro	3.150%	11/15/31	EUR	251,061	286,915
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	12/1/31	EUR	72,000	71,963
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	3/1/32	EUR	69,424	72,292
	Italy Buoni Poliennali Del Tesoro	0.950%	6/1/32	EUR	65,399	64,392
	Italy Buoni Poliennali Del Tesoro	2.500%	12/1/32	EUR	68,494	74,453
	Italy Buoni Poliennali Del Tesoro	5.750%	2/1/33	EUR	114,810	153,010
	Italy Buoni Poliennali Del Tesoro	4.400%	5/1/33	EUR	143,790	176,802
	Italy Buoni Poliennali Del Tesoro	4.350%	11/1/33	EUR	182,046	222,531
	Italy Buoni Poliennali Del Tesoro	3.850%	7/1/34	EUR	105,595	123,955
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/34	EUR	49,264	63,024
	Italy Buoni Poliennali Del Tesoro	3.850%	2/1/35	EUR	165,561	193,404
[3]	Italy Buoni Poliennali Del Tesoro	3.350%	3/1/35	EUR	43,790	49,245
[3]	Italy Buoni Poliennali Del Tesoro	3.650%	8/1/35	EUR	156,968	179,583
[3]	Italy Buoni Poliennali Del Tesoro	1.450%	3/1/36	EUR	88,654	81,328
[3]	Italy Buoni Poliennali Del Tesoro	2.250%	9/1/36	EUR	25,000	24,775
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	2/1/37	EUR	7,882	9,253
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	3/1/37	EUR	68,377	57,434
[3]	Italy Buoni Poliennali Del Tesoro	4.050%	10/30/37	EUR	98,697	115,509
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	3/1/38	EUR	230,367	246,908
[3]	Italy Buoni Poliennali Del Tesoro	2.950%	9/1/38	EUR	12,931	13,367
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/39	EUR	98,664	125,511
[3]	Italy Buoni Poliennali Del Tesoro	4.150%	10/1/39	EUR	90,000	104,539

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Italy Buoni Poliennali Del Tesoro	3.100%	3/1/40	EUR	47,884	49,323
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	9/1/40	EUR	89,462	113,460
[3]	Italy Buoni Poliennali Del Tesoro	3.850%	10/1/40	EUR	67,418	75,013
[3]	Italy Buoni Poliennali Del Tesoro	1.800%	3/1/41	EUR	140,982	119,197
[3]	Italy Buoni Poliennali Del Tesoro	4.450%	9/1/43	EUR	108,036	127,861
[3]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/44	EUR	47,379	58,387
[3]	Italy Buoni Poliennali Del Tesoro	1.500%	4/30/45	EUR	66,713	49,535
[3]	Italy Buoni Poliennali Del Tesoro	4.100%	4/30/46	EUR	44,174	49,943
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	9/1/46	EUR	61,036	60,537
[3]	Italy Buoni Poliennali Del Tesoro	2.700%	3/1/47	EUR	67,658	61,079
[3]	Italy Buoni Poliennali Del Tesoro	3.450%	3/1/48	EUR	62,810	63,674
[3]	Italy Buoni Poliennali Del Tesoro	3.850%	9/1/49	EUR	135,249	145,072
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/50	EUR	74,319	61,407
[3]	Italy Buoni Poliennali Del Tesoro	1.700%	9/1/51	EUR	75,969	52,781
[3]	Italy Buoni Poliennali Del Tesoro	2.150%	9/1/52	EUR	20,000	15,134
[3]	Italy Buoni Poliennali Del Tesoro	4.500%	10/1/53	EUR	47,423	55,179
[3]	Italy Buoni Poliennali Del Tesoro	4.300%	10/1/54	EUR	93,002	104,329
[3]	Italy Buoni Poliennali Del Tesoro	2.800%	3/1/67	EUR	47,014	38,303
[3]	Italy Buoni Poliennali Del Tesoro	2.150%	3/1/72	EUR	12,000	8,199
	Republic of Italy	6.000%	8/4/28	GBP	5,802	8,006
						8,628,127
Japan (11.7%)
	Aichi Prefecture	0.075%	5/20/27	JPY	2,400,000	16,533
	Aichi Prefecture	0.050%	9/20/29	JPY	400,000	2,686
	Aichi Prefecture	0.772%	9/20/33	JPY	300,000	2,016
	Aichi Prefecture	0.481%	6/11/41	JPY	180,000	974
	City of Yokohama Japan	0.050%	10/16/29	JPY	1,500,000	10,066
	City of Yokohama Japan	0.150%	6/12/30	JPY	500,000	3,343
	Fukuoka Prefecture	0.432%	6/18/49	JPY	350,000	1,489
	Hyogo Prefecture	1.020%	7/13/29	JPY	750,000	5,258
	Hyogo Prefecture	1.400%	9/8/34	JPY	700,000	4,898
	Japan	0.400%	6/1/26	JPY	15,000,000	104,723
	Japan	0.005%	6/20/26	JPY	8,381,900	58,255
	Japan	0.100%	6/20/26	JPY	2,649,200	18,433
	Japan	0.400%	7/1/26	JPY	10,000,000	69,794
	Japan	0.400%	8/1/26	JPY	5,000,000	34,890
	Japan	0.400%	9/1/26	JPY	11,000,000	76,730
	Japan	0.005%	9/20/26	JPY	4,996,650	34,664
	Japan	0.100%	9/20/26	JPY	3,391,300	23,557
	Japan	2.200%	9/20/26	JPY	29,300	209
	Japan	2.300%	9/20/26	JPY	17,100	122
	Japan	0.400%	10/1/26	JPY	10,000,000	69,736
	Japan	0.500%	11/1/26	JPY	20,000,000	139,617
	Japan	0.600%	12/1/26	JPY	20,000,000	139,815
	Japan	0.005%	12/20/26	JPY	10,100,200	69,926
	Japan	0.100%	12/20/26	JPY	6,316,650	43,799
	Japan	2.100%	12/20/26	JPY	2,437,950	17,455
	Japan	0.600%	1/1/27	JPY	15,000,000	104,842
	Japan	0.700%	2/1/27	JPY	5,000,000	35,000
	Japan	0.005%	3/20/27	JPY	13,513,350	93,373
	Japan	0.100%	3/20/27	JPY	7,478,050	51,760
	Japan	0.100%	3/20/27	JPY	10,608,850	73,436
	Japan	2.000%	3/20/27	JPY	487,600	3,496
	Japan	2.100%	3/20/27	JPY	170,700	1,226
	Japan	0.900%	4/1/27	JPY	15,000,000	105,384
	Japan	0.005%	6/20/27	JPY	11,604,000	80,033
	Japan	0.100%	6/20/27	JPY	9,557,150	66,048
	Japan	2.300%	6/20/27	JPY	9,800	71
	Japan	0.100%	9/20/27	JPY	5,587,000	38,540
	Japan	0.100%	9/20/27	JPY	5,900,000	40,702
	Japan	2.200%	9/20/27	JPY	1,007,350	7,298
	Japan	0.100%	12/20/27	JPY	7,492,600	51,597
	Japan	0.200%	12/20/27	JPY	8,000,000	55,235
	Japan	0.300%	12/20/27	JPY	3,000,000	20,769
	Japan	2.100%	12/20/27	JPY	1,092,700	7,923
	Japan	0.100%	3/20/28	JPY	7,007,950	48,169
	Japan	0.100%	3/20/28	JPY	6,253,000	42,980
	Japan	0.200%	3/20/28	JPY	7,450,000	51,353
	Japan	2.200%	3/20/28	JPY	1,925,950	14,045

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	2.400%	3/20/28	JPY	2,852,400	20,909
Japan	0.100%	6/20/28	JPY	5,893,400	40,427
Japan	0.100%	6/20/28	JPY	7,000,000	48,011
Japan	0.200%	6/20/28	JPY	6,500,000	44,722
Japan	0.300%	6/20/28	JPY	2,000,000	13,804
Japan	2.400%	6/20/28	JPY	3,260,200	23,978
Japan	0.100%	9/20/28	JPY	6,689,800	45,790
Japan	0.300%	9/20/28	JPY	5,000,000	34,451
Japan	0.400%	9/20/28	JPY	7,600,000	52,538
Japan	2.100%	9/20/28	JPY	2,986,900	21,832
Japan	2.200%	9/20/28	JPY	585,150	4,291
Japan	0.100%	12/20/28	JPY	8,723,850	59,549
Japan	0.200%	12/20/28	JPY	10,000,000	68,522
Japan	0.300%	12/20/28	JPY	2,000,000	13,739
Japan	0.300%	12/20/28	JPY	8,000,000	55,009
Japan	0.400%	12/20/28	JPY	9,000,000	62,104
Japan	1.900%	12/20/28	JPY	3,530,200	25,693
Japan	2.100%	12/20/28	JPY	292,600	2,144
Japan	0.100%	3/20/29	JPY	7,240,600	49,301
Japan	0.400%	3/20/29	JPY	11,000,000	75,774
Japan	0.500%	3/20/29	JPY	15,000,000	103,749
Japan	0.600%	3/20/29	JPY	7,000,000	48,590
Japan	1.900%	3/20/29	JPY	2,023,500	14,749
Japan	2.100%	3/20/29	JPY	2,200,500	16,155
Japan	0.100%	6/20/29	JPY	7,981,850	54,225
Japan	0.400%	6/20/29	JPY	9,000,000	61,897
Japan	0.500%	6/20/29	JPY	2,000,000	13,779
Japan	0.500%	6/20/29	JPY	9,000,000	62,097
Japan	0.600%	6/20/29	JPY	11,000,000	76,266
Japan	2.100%	6/20/29	JPY	2,696,400	19,846
Japan	0.100%	9/20/29	JPY	5,205,600	35,262
Japan	0.600%	9/20/29	JPY	11,000,000	76,140
Japan	0.700%	9/20/29	JPY	20,500,000	142,520
Japan	2.100%	9/20/29	JPY	5,792,650	42,719
Japan	2.800%	9/20/29	JPY	1,316,550	9,981
Japan	0.100%	12/20/29	JPY	6,308,450	42,641
Japan	1.000%	12/20/29	JPY	13,000,000	91,516
Japan	1.100%	12/20/29	JPY	12,359,200	87,382
Japan	2.100%	12/20/29	JPY	6,356,900	46,962
Japan	2.200%	12/20/29	JPY	2,798,800	20,766
Japan	0.100%	3/20/30	JPY	6,000,000	40,429
Japan	2.100%	3/20/30	JPY	6,989,050	51,740
Japan	2.200%	3/20/30	JPY	4,771,850	35,481
Japan	2.300%	5/20/30	JPY	82,900	620
Japan	0.100%	6/20/30	JPY	5,066,950	34,051
Japan	1.600%	6/20/30	JPY	277,950	2,014
Japan	1.800%	6/20/30	JPY	19,550	143
Japan	2.000%	6/20/30	JPY	2,437,950	18,010
Japan	0.100%	9/20/30	JPY	4,883,650	32,737
Japan	1.800%	9/20/30	JPY	682,650	5,003
Japan	1.900%	9/20/30	JPY	2,130,750	15,693
Japan	0.100%	12/20/30	JPY	6,079,600	40,671
Japan	2.000%	12/20/30	JPY	1,462,800	10,852
Japan	2.100%	12/20/30	JPY	5,383,600	40,139
Japan	0.100%	3/20/31	JPY	6,583,450	43,962
Japan	1.900%	3/20/31	JPY	2,925,550	21,625
Japan	2.000%	3/20/31	JPY	5,938,750	44,125
Japan	2.200%	3/20/31	JPY	1,643,800	12,345
Japan	0.100%	6/20/31	JPY	5,795,650	38,539
Japan	1.800%	6/20/31	JPY	3,599,750	26,489
Japan	1.900%	6/20/31	JPY	4,101,150	30,354
Japan	0.100%	9/20/31	JPY	4,362,500	28,929
Japan	1.700%	9/20/31	JPY	5,189,650	38,022
Japan	1.800%	9/20/31	JPY	7,223,450	53,224
Japan	0.100%	12/20/31	JPY	4,498,300	29,755
Japan	1.700%	12/20/31	JPY	6,066,800	44,480
Japan	1.800%	12/20/31	JPY	7,117,350	52,506
Japan	0.200%	3/20/32	JPY	2,300,000	15,264
Japan	1.600%	3/20/32	JPY	2,863,850	20,891
Japan	1.700%	3/20/32	JPY	3,010,300	22,085

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	1.800%	3/20/32	JPY	5,951,000	43,943
Japan	2.300%	5/20/32	JPY	1,200,000	9,146
Japan	0.200%	6/20/32	JPY	3,900,000	25,788
Japan	1.500%	6/20/32	JPY	3,971,850	28,765
Japan	1.600%	6/20/32	JPY	4,015,400	29,268
Japan	1.700%	6/20/32	JPY	2,800,000	20,550
Japan	0.200%	9/20/32	JPY	3,000,000	19,775
Japan	1.700%	9/20/32	JPY	9,337,900	68,487
Japan	1.800%	11/22/32	JPY	1,200,000	8,861
Japan	0.500%	12/20/32	JPY	4,600,000	30,904
Japan	1.700%	12/20/32	JPY	7,875,600	57,750
Japan	1.800%	12/20/32	JPY	4,625,550	34,153
Japan	0.500%	3/20/33	JPY	8,450,000	56,599
Japan	1.100%	3/20/33	JPY	1,200,000	8,417
Japan	1.500%	3/20/33	JPY	6,038,850	43,638
Japan	1.600%	3/20/33	JPY	6,493,850	47,274
Japan	0.400%	6/20/33	JPY	14,500,000	95,955
Japan	1.700%	6/20/33	JPY	2,152,750	15,775
Japan	1.700%	6/20/33	JPY	11,321,550	82,960
Japan	0.800%	9/20/33	JPY	11,121,250	75,833
Japan	1.700%	9/20/33	JPY	11,247,400	82,322
Japan	0.600%	12/20/33	JPY	26,250,000	175,392
Japan	0.700%	12/20/33	JPY	4,000,000	26,813
Japan	1.600%	12/20/33	JPY	8,848,700	64,205
Japan	2.000%	12/20/33	JPY	2,560,800	19,166
Japan	0.800%	3/20/34	JPY	31,000,000	209,876
Japan	1.000%	3/20/34	JPY	4,000,000	27,440
Japan	1.500%	3/20/34	JPY	8,735,200	62,740
Japan	2.400%	3/20/34	JPY	1,804,100	13,910
Japan	1.100%	6/20/34	JPY	31,000,000	214,670
Japan	1.500%	6/20/34	JPY	10,287,850	73,721
Japan	2.500%	6/20/34	JPY	1,581,550	12,288
Japan	0.900%	9/20/34	JPY	38,000,000	257,598
Japan	1.400%	9/20/34	JPY	11,414,050	80,885
Japan	2.500%	9/20/34	JPY	395,050	3,068
Japan	1.200%	12/20/34	JPY	12,236,350	84,948
Japan	1.200%	12/20/34	JPY	12,300,000	85,393
Japan	2.400%	12/20/34	JPY	1,121,450	8,635
Japan	1.200%	3/20/35	JPY	12,679,700	87,766
Japan	2.300%	3/20/35	JPY	1,419,000	10,827
Japan	1.300%	6/20/35	JPY	10,294,150	71,685
Japan	2.300%	6/20/35	JPY	1,745,550	13,308
Japan	1.200%	9/20/35	JPY	13,302,000	91,434
Japan	2.500%	9/20/35	JPY	487,600	3,780
Japan	1.000%	12/20/35	JPY	12,679,950	85,083
Japan	2.300%	12/20/35	JPY	1,223,850	9,310
Japan	0.400%	3/20/36	JPY	11,435,200	71,643
Japan	2.500%	3/20/36	JPY	1,076,600	8,334
Japan	0.200%	6/20/36	JPY	11,427,100	69,543
Japan	2.500%	6/20/36	JPY	707,050	5,468
Japan	0.500%	9/20/36	JPY	14,032,150	87,947
Japan	2.500%	9/20/36	JPY	292,600	2,261
Japan	0.600%	12/20/36	JPY	13,134,600	82,852
Japan	2.300%	12/20/36	JPY	393,950	2,982
Japan	0.700%	3/20/37	JPY	13,279,500	84,307
Japan	2.400%	3/20/37	JPY	2,462,150	18,798
Japan	0.600%	6/20/37	JPY	12,160,750	75,871
Japan	0.600%	9/20/37	JPY	15,326,450	95,056
Japan	2.500%	9/20/37	JPY	1,128,350	8,678
Japan	0.600%	12/20/37	JPY	12,888,600	79,493
Japan	0.500%	3/20/38	JPY	14,964,950	90,502
Japan	2.500%	3/20/38	JPY	3,832,300	29,378
Japan	0.500%	6/20/38	JPY	16,283,200	97,831
Japan	0.700%	9/20/38	JPY	14,220,350	87,278
Japan	2.400%	9/20/38	JPY	3,654,600	27,601
Japan	0.500%	12/20/38	JPY	14,377,150	85,283
Japan	0.400%	3/20/39	JPY	10,093,350	58,646
Japan	2.300%	3/20/39	JPY	4,758,050	35,386
Japan	0.300%	6/20/39	JPY	16,197,650	92,067
Japan	0.300%	9/20/39	JPY	13,447,050	75,887

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Japan	2.200%	9/20/39	JPY	5,453,150	39,884
	Japan	0.300%	12/20/39	JPY	17,048,200	95,550
	Japan	0.400%	3/20/40	JPY	13,326,800	75,389
	Japan	2.300%	3/20/40	JPY	9,003,150	66,426
	Japan	0.400%	6/20/40	JPY	17,481,350	98,219
	Japan	0.400%	9/20/40	JPY	19,256,200	107,408
	Japan	2.000%	9/20/40	JPY	9,465,300	66,872
	Japan	0.500%	12/20/40	JPY	20,446,750	115,149
	Japan	0.500%	3/20/41	JPY	15,895,350	88,984
	Japan	2.200%	3/20/41	JPY	9,369,300	67,587
	Japan	0.400%	6/20/41	JPY	15,410,200	84,207
	Japan	0.500%	9/20/41	JPY	19,537,250	107,871
	Japan	2.000%	9/20/41	JPY	11,488,400	80,186
	Japan	0.500%	12/20/41	JPY	12,801,350	70,232
	Japan	0.800%	3/20/42	JPY	18,138,550	104,356
	Japan	2.000%	3/20/42	JPY	10,942,400	76,011
	Japan	0.900%	6/20/42	JPY	17,191,000	100,083
	Japan	1.100%	9/20/42	JPY	15,190,000	91,061
	Japan	1.900%	9/20/42	JPY	15,232,950	103,751
	Japan	1.400%	12/20/42	JPY	15,270,000	95,854
	Japan	1.100%	3/20/43	JPY	14,500,000	86,157
	Japan	1.800%	3/20/43	JPY	9,770,250	65,146
	Japan	1.100%	6/20/43	JPY	14,319,250	84,704
	Japan	1.900%	6/20/43	JPY	7,860,900	53,096
	Japan	1.500%	9/20/43	JPY	17,377,950	109,727
	Japan	1.800%	9/20/43	JPY	6,908,950	45,800
	Japan	1.300%	12/20/43	JPY	13,000,000	78,940
	Japan	1.700%	12/20/43	JPY	7,751,900	50,376
	Japan	1.600%	3/20/44	JPY	14,000,000	89,185
	Japan	1.700%	3/20/44	JPY	8,401,000	54,435
	Japan	1.700%	6/20/44	JPY	5,029,200	32,471
	Japan	1.900%	6/20/44	JPY	14,500,000	96,779
	Japan	1.700%	9/20/44	JPY	7,417,700	47,764
	Japan	1.800%	9/20/44	JPY	14,000,000	91,714
	Japan	1.500%	12/20/44	JPY	4,815,200	29,862
	Japan	2.000%	12/20/44	JPY	1,700,000	11,479
	Japan	1.500%	3/20/45	JPY	8,010,100	49,491
	Japan	1.600%	6/20/45	JPY	4,547,900	28,529
	Japan	1.400%	9/20/45	JPY	3,044,500	18,338
	Japan	1.400%	12/20/45	JPY	4,637,850	27,825
	Japan	0.800%	3/20/46	JPY	8,448,350	44,635
	Japan	0.300%	6/20/46	JPY	7,453,300	34,820
	Japan	0.500%	9/20/46	JPY	8,752,050	42,665
	Japan	0.600%	12/20/46	JPY	7,442,850	36,919
[6]	Japan	0.800%	3/20/47	JPY	6,707,600	34,689
	Japan	0.800%	6/20/47	JPY	7,530,600	38,707
[6]	Japan	0.800%	9/20/47	JPY	6,910,400	35,327
[6]	Japan	0.800%	12/20/47	JPY	7,796,450	39,619
[6]	Japan	0.800%	3/20/48	JPY	7,120,450	36,002
[6]	Japan	2.400%	3/20/48	JPY	660,050	4,632
[6]	Japan	0.700%	6/20/48	JPY	9,407,600	46,090
[6]	Japan	0.900%	9/20/48	JPY	5,500,950	28,174
[6]	Japan	0.700%	12/20/48	JPY	7,541,900	36,550
[6]	Japan	0.500%	3/20/49	JPY	8,208,950	37,486
[6]	Japan	2.200%	3/20/49	JPY	2,992,350	20,077
[6]	Japan	0.400%	6/20/49	JPY	3,325,050	14,658
[6]	Japan	0.400%	9/20/49	JPY	6,870,800	30,086
[6]	Japan	0.400%	12/20/49	JPY	5,895,150	25,631
[6]	Japan	0.400%	3/20/50	JPY	11,219,450	48,404
[6]	Japan	2.200%	3/20/50	JPY	2,352,200	15,629
[6]	Japan	0.600%	6/20/50	JPY	10,665,650	48,368
[6]	Japan	0.600%	9/20/50	JPY	11,171,950	50,312
[6]	Japan	0.700%	12/20/50	JPY	12,867,950	59,228
[6]	Japan	0.700%	3/20/51	JPY	12,841,600	58,655
[6]	Japan	2.200%	3/20/51	JPY	6,451,000	42,234
[6]	Japan	0.700%	6/20/51	JPY	12,125,200	54,946
[6]	Japan	0.700%	9/20/51	JPY	12,652,500	57,026
[6]	Japan	0.700%	12/20/51	JPY	14,199,900	63,646
[6]	Japan	1.000%	3/20/52	JPY	13,197,000	64,135
[6]	Japan	2.000%	3/20/52	JPY	7,427,650	46,084

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[6]	Japan	1.300%	6/20/52	JPY	13,143,000	68,922
[6]	Japan	1.400%	9/20/52	JPY	11,850,000	63,516
[6]	Japan	1.600%	12/20/52	JPY	11,500,000	64,538
[6]	Japan	1.400%	3/20/53	JPY	12,600,000	67,078
[6]	Japan	1.900%	3/20/53	JPY	4,500,550	27,047
[6]	Japan	1.200%	6/20/53	JPY	13,100,000	65,830
[6]	Japan	1.800%	9/20/53	JPY	12,242,500	71,494
[6]	Japan	1.600%	12/20/53	JPY	12,800,000	70,929
[6]	Japan	1.700%	3/20/54	JPY	4,998,450	28,317
[6]	Japan	1.800%	3/20/54	JPY	14,030,000	81,436
[6]	Japan	2.200%	6/20/54	JPY	12,800,000	81,395
[6]	Japan	2.100%	9/20/54	JPY	12,000,000	74,548
[6]	Japan	2.300%	12/20/54	JPY	4,200,000	27,201
[6]	Japan	1.400%	3/20/55	JPY	5,707,050	29,640
	Japan	0.400%	3/20/56	JPY	12,545,950	46,041
	Japan	0.900%	3/20/57	JPY	11,453,900	49,502
	Japan	0.800%	3/20/58	JPY	11,257,650	46,053
	Japan	0.500%	3/20/59	JPY	12,721,500	45,087
	Japan	0.500%	3/20/60	JPY	18,550,050	64,137
	Japan	0.700%	3/20/61	JPY	17,662,350	65,003
	Japan	1.000%	3/20/62	JPY	17,117,300	69,644
	Japan	1.300%	3/20/63	JPY	18,000,000	80,486
	Japan	2.200%	3/20/64	JPY	15,620,500	91,345
	Japan Bank for International Cooperation	2.625%	10/17/30	EUR	9,370	10,666
	Japan Expressway Holding & Debt Repayment Agency	2.280%	4/20/27	JPY	50,000	359
	Japan Expressway Holding & Debt Repayment Agency	0.140%	4/30/27	JPY	1,143,400	7,894
	Japan Expressway Holding & Debt Repayment Agency	0.110%	5/31/27	JPY	5,400	37
	Japan Expressway Holding & Debt Repayment Agency	0.130%	6/30/27	JPY	241,600	1,666
	Japan Expressway Holding & Debt Repayment Agency	0.160%	7/30/27	JPY	400,000	2,758
	Japan Expressway Holding & Debt Repayment Agency	0.155%	8/31/27	JPY	301,300	2,075
	Japan Expressway Holding & Debt Repayment Agency	0.090%	9/30/27	JPY	1,447,700	9,950
	Japan Expressway Holding & Debt Repayment Agency	2.340%	10/20/27	JPY	760,000	5,507
	Japan Expressway Holding & Debt Repayment Agency	0.170%	10/29/27	JPY	585,200	4,027
	Japan Expressway Holding & Debt Repayment Agency	0.160%	11/30/27	JPY	292,500	2,011
	Japan Expressway Holding & Debt Repayment Agency	2.250%	12/20/27	JPY	60,000	435
	Japan Expressway Holding & Debt Repayment Agency	0.155%	12/28/27	JPY	200,000	1,371
	Japan Expressway Holding & Debt Repayment Agency	0.185%	1/31/28	JPY	305,800	2,101
	Japan Expressway Holding & Debt Repayment Agency	2.420%	6/20/28	JPY	760,000	5,564
	Japan Expressway Holding & Debt Repayment Agency	0.150%	6/30/28	JPY	500,000	3,420
	Japan Expressway Holding & Debt Repayment Agency	0.135%	7/31/28	JPY	1,000,000	6,831
	Japan Expressway Holding & Debt Repayment Agency	2.370%	9/20/28	JPY	160,000	1,173
	Japan Expressway Holding & Debt Repayment Agency	2.410%	4/20/29	JPY	1,130,000	8,343
	Japan Expressway Holding & Debt Repayment Agency	2.100%	12/28/29	JPY	400,000	2,940
	Japan Expressway Holding & Debt Repayment Agency	1.427%	7/31/34	JPY	500,000	3,516
	Japan Expressway Holding & Debt Repayment Agency	1.338%	10/31/34	JPY	1,600,000	11,131
	Japan Expressway Holding & Debt Repayment Agency	0.970%	1/31/35	JPY	1,000,000	6,699
	Japan Expressway Holding & Debt Repayment Agency	1.240%	7/31/35	JPY	600,000	4,095
	Japan Expressway Holding & Debt Repayment Agency	1.119%	10/31/35	JPY	200,000	1,345
	Japan Expressway Holding & Debt Repayment Agency	0.934%	1/31/36	JPY	1,800,000	11,816
	Japan Expressway Holding & Debt Repayment Agency	0.306%	4/30/36	JPY	100,000	610
	Japan Expressway Holding & Debt Repayment Agency	0.149%	7/31/36	JPY	1,100,000	6,541
	Japan Expressway Holding & Debt Repayment Agency	0.397%	10/31/36	JPY	700,000	4,262
	Japan Expressway Holding & Debt Repayment Agency	0.591%	1/29/38	JPY	1,400,000	8,470
	Japan Expressway Holding & Debt Repayment Agency	0.538%	5/31/38	JPY	800,000	4,762
	Japan Expressway Holding & Debt Repayment Agency	0.625%	8/31/38	JPY	400,000	2,399
	Japan Expressway Holding & Debt Repayment Agency	0.500%	9/17/38	JPY	300,000	1,747
	Japan Expressway Holding & Debt Repayment Agency	0.625%	9/30/38	JPY	600,000	3,591
	Japan Expressway Holding & Debt Repayment Agency	0.500%	3/18/39	JPY	300,000	1,722
	Japan Expressway Holding & Debt Repayment Agency	2.300%	2/29/40	JPY	100,000	728
	Japan Expressway Holding & Debt Repayment Agency	2.960%	3/19/46	JPY	180,000	1,354
	Japan Expressway Holding & Debt Repayment Agency	2.870%	12/20/46	JPY	50,000	369
	Japan Expressway Holding & Debt Repayment Agency	2.790%	3/20/47	JPY	1,000,000	7,266
	Japan Expressway Holding & Debt Repayment Agency	2.700%	3/20/48	JPY	1,010,000	7,139
	Japan Expressway Holding & Debt Repayment Agency	0.730%	4/30/48	JPY	100,000	484
	Japan Expressway Holding & Debt Repayment Agency	0.686%	7/31/48	JPY	200,000	951
	Japan Expressway Holding & Debt Repayment Agency	0.542%	5/31/49	JPY	600,000	2,688
	Japan Expressway Holding & Debt Repayment Agency	0.297%	9/30/49	JPY	400,000	1,649
	Japan Expressway Holding & Debt Repayment Agency	0.422%	12/28/49	JPY	800,000	3,405
	Japan Expressway Holding & Debt Repayment Agency	0.306%	3/31/50	JPY	200,000	815
	Japan Expressway Holding & Debt Repayment Agency	1.861%	3/19/55	JPY	1,180,000	6,498

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Expressway Holding & Debt Repayment Agency	1.866%	3/19/55	JPY	160,000	882
Japan Expressway Holding & Debt Repayment Agency	1.291%	3/19/57	JPY	60,000	270
Japan Finance Organization for Municipalities	0.140%	4/16/27	JPY	122,000	843
Japan Finance Organization for Municipalities	0.110%	5/21/27	JPY	831,400	5,736
Japan Finance Organization for Municipalities	0.130%	6/14/27	JPY	800,000	5,519
Japan Finance Organization for Municipalities	2.320%	6/18/27	JPY	300,000	2,163
Japan Finance Organization for Municipalities	0.160%	7/16/27	JPY	497,600	3,433
Japan Finance Organization for Municipalities	0.170%	10/15/27	JPY	487,600	3,358
Japan Finance Organization for Municipalities	0.160%	11/15/27	JPY	975,200	6,710
Japan Finance Organization for Municipalities	0.155%	12/17/27	JPY	600,000	4,125
Japan Finance Organization for Municipalities	0.185%	1/21/28	JPY	975,200	6,704
Japan Finance Organization for Municipalities	0.195%	2/15/28	JPY	7,500	52
Japan Finance Organization for Municipalities	0.145%	3/14/28	JPY	116,000	796
Japan Finance Organization for Municipalities	2.290%	4/25/28	JPY	310,000	2,257
Japan Finance Organization for Municipalities	0.494%	7/28/28	JPY	2,000,000	13,826
Japan Finance Organization for Municipalities	0.450%	9/27/28	JPY	1,000,000	6,895
Japan Finance Organization for Municipalities	2.070%	12/20/28	JPY	1,000,000	7,272
Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	50,000	367
Japan Finance Organization for Municipalities	2.220%	1/28/30	JPY	1,710,000	12,607
Japan Finance Organization for Municipalities	0.224%	3/28/31	JPY	450,000	2,985
Japan Finance Organization for Municipalities	0.160%	5/28/31	JPY	900,000	5,931
Japan Finance Organization for Municipalities	2.030%	6/27/31	JPY	10,000	74
Japan Finance Organization for Municipalities	0.229%	3/26/32	JPY	100,000	657
Japan Finance Organization for Municipalities	0.788%	8/26/33	JPY	300,000	2,015
Japan Highway Public Corp.	2.660%	12/20/34	JPY	100,000	774
Japan Housing Finance Agency	0.020%	6/19/26	JPY	3,000,000	20,807
Japan Housing Finance Agency	0.060%	7/17/26	JPY	1,000,000	6,934
Japan Housing Finance Agency	0.075%	10/20/26	JPY	2,050,000	14,187
Japan Housing Finance Agency	0.547%	3/18/50	JPY	630,000	2,685
Major Joint Local Government Bond	0.060%	8/25/26	JPY	7,500	52
Major Joint Local Government Bond	0.060%	10/23/26	JPY	5,100	35
Major Joint Local Government Bond	0.050%	11/25/26	JPY	700,000	4,842
Major Joint Local Government Bond	0.145%	12/25/26	JPY	1,609,100	11,135
Major Joint Local Government Bond	0.180%	1/25/27	JPY	1,506,700	10,426
Major Joint Local Government Bond	0.245%	2/25/27	JPY	829,000	5,740
Major Joint Local Government Bond	0.210%	3/25/27	JPY	949,900	6,569
Major Joint Local Government Bond	0.205%	4/23/27	JPY	1,000,000	6,912
Major Joint Local Government Bond	0.215%	10/25/27	JPY	386,300	2,664
Major Joint Local Government Bond	0.240%	2/25/28	JPY	233,600	1,606
Major Joint Local Government Bond	0.180%	4/25/28	JPY	2,779,300	19,048
Major Joint Local Government Bond	0.200%	5/25/28	JPY	434,000	2,975
Major Joint Local Government Bond	0.205%	6/23/28	JPY	510,000	3,494
Major Joint Local Government Bond	0.175%	7/25/28	JPY	1,167,200	7,980
Major Joint Local Government Bond	0.245%	8/25/28	JPY	272,500	1,866
Major Joint Local Government Bond	0.250%	9/25/28	JPY	664,400	4,548
Major Joint Local Government Bond	0.269%	10/25/28	JPY	6,600	45
Major Joint Local Government Bond	0.264%	11/24/28	JPY	100,000	683
Major Joint Local Government Bond	0.160%	1/25/29	JPY	1,085,000	7,377
Major Joint Local Government Bond	0.140%	2/22/29	JPY	780,000	5,294
Major Joint Local Government Bond	0.100%	4/25/29	JPY	1,201,100	8,125
Major Joint Local Government Bond	0.110%	5/25/29	JPY	1,500,000	10,139
Major Joint Local Government Bond	0.060%	8/24/29	JPY	1,000,000	6,724
Major Joint Local Government Bond	0.050%	9/25/29	JPY	24,400	164
Major Joint Local Government Bond	0.070%	11/22/29	JPY	2,227,900	14,942
Major Joint Local Government Bond	0.095%	2/25/30	JPY	314,700	2,106
Major Joint Local Government Bond	0.150%	6/25/30	JPY	487,600	3,260
Major Joint Local Government Bond	0.125%	8/23/30	JPY	74,500	497
Major Joint Local Government Bond	0.150%	9/25/30	JPY	1,824,900	12,166
Major Joint Local Government Bond	0.125%	10/25/30	JPY	1,038,500	6,909
Major Joint Local Government Bond	0.120%	11/25/30	JPY	31,800	211
Major Joint Local Government Bond	0.130%	1/24/31	JPY	600,000	3,981
Major Joint Local Government Bond	0.145%	2/25/31	JPY	781,200	5,184
Major Joint Local Government Bond	0.204%	3/25/31	JPY	2,150,000	14,299
Major Joint Local Government Bond	0.199%	4/25/31	JPY	2,169,900	14,417
Major Joint Local Government Bond	0.145%	6/25/31	JPY	584,200	3,860
Major Joint Local Government Bond	0.095%	7/25/31	JPY	1,200,000	7,897
Major Joint Local Government Bond	0.070%	8/25/31	JPY	1,300,000	8,532
Major Joint Local Government Bond	0.115%	9/25/31	JPY	1,000,000	6,575
Major Joint Local Government Bond	0.110%	12/25/31	JPY	100,000	655
Major Joint Local Government Bond	0.179%	1/23/32	JPY	400,000	2,629

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Major Joint Local Government Bond	0.199%	3/25/32	JPY	200,000	1,314
Major Joint Local Government Bond	0.299%	4/23/32	JPY	3,766,800	24,880
Major Joint Local Government Bond	0.309%	6/25/32	JPY	1,000,000	6,597
Major Joint Local Government Bond	0.364%	7/23/32	JPY	250,000	1,654
Major Joint Local Government Bond	0.315%	8/25/32	JPY	250,000	1,645
Major Joint Local Government Bond	0.449%	11/25/32	JPY	100,000	662
Major Joint Local Government Bond	0.554%	12/24/32	JPY	100,000	667
Major Joint Local Government Bond	0.765%	4/25/33	JPY	600,000	4,050
Major Joint Local Government Bond	0.590%	7/25/33	JPY	400,000	2,653
Major Joint Local Government Bond	0.778%	8/25/33	JPY	400,000	2,691
Major Joint Local Government Bond	0.948%	11/25/33	JPY	750,000	5,100
Major Joint Local Government Bond	0.826%	3/24/34	JPY	800,000	5,358
Major Joint Local Government Bond	0.856%	4/25/34	JPY	1,750,000	11,734
Major Joint Local Government Bond	0.986%	5/25/34	JPY	500,000	3,386
Major Joint Local Government Bond	1.165%	7/25/34	JPY	100,000	686
Major Joint Local Government Bond	1.162%	11/24/34	JPY	100,000	683
Major Joint Local Government Bond	1.286%	1/25/35	JPY	200,000	1,379
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.001%	5/29/26	JPY	1,900,000	13,192
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.225%	11/30/26	JPY	600,000	4,162
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.600%	10/31/28	JPY	2,000,000	13,846
Osaka Prefecture	1.453%	9/26/34	JPY	130,000	913
Osaka Prefecture	0.366%	9/28/35	JPY	1,790,000	11,126
Osaka Prefecture	1.203%	9/28/35	JPY	520,000	3,523
Saitama Prefecture	2.290%	6/22/29	JPY	500,000	3,687
Tokyo Metropolitan Government	0.075%	9/18/26	JPY	86,500	599
Tokyo Metropolitan Government	0.210%	3/19/27	JPY	975,200	6,744
Tokyo Metropolitan Government	0.040%	6/20/29	JPY	1,580,100	10,641
Tokyo Metropolitan Government	0.095%	9/20/30	JPY	1,275,800	8,485
Tokyo Metropolitan Government	0.110%	12/20/30	JPY	500,000	3,281
Tokyo Metropolitan Government	0.150%	12/20/30	JPY	868,300	5,778
Tokyo Metropolitan Government	0.080%	3/20/31	JPY	15,000	99
Tokyo Metropolitan Government	1.980%	6/20/31	JPY	110,000	811
Tokyo Metropolitan Government	1.293%	6/20/35	JPY	60,000	412
					14,862,038
Jersey (0.0%)
Bailiwick of Jersey	3.750%	6/9/54	GBP	782	756
Kazakhstan (0.0%)
Republic of Kazakhstan	2.375%	11/9/28	EUR	3,713	4,082
Latvia (0.0%)
Republic of Latvia	3.875%	3/25/27	EUR	7,660	8,911
Republic of Latvia	3.500%	1/17/28	EUR	27,607	32,097
Republic of Latvia	0.000%	1/24/29	EUR	20,000	20,522
					61,530
Lithuania (0.1%)
Republic of Lithuania	2.125%	6/1/32	EUR	30,524	32,335
Republic of Lithuania	3.875%	6/14/33	EUR	13,000	15,343
Republic of Lithuania	3.625%	1/28/40	EUR	24,000	26,338
					74,016
Luxembourg (0.1%)
State of the Grand-Duchy of Luxembourg	0.625%	2/1/27	EUR	2,500	2,768
State of the Grand-Duchy of Luxembourg	2.250%	3/19/28	EUR	1,464	1,666
State of the Grand-Duchy of Luxembourg	0.000%	4/28/30	EUR	3,000	3,021
State of the Grand-Duchy of Luxembourg	0.000%	3/24/31	EUR	18,000	17,660
State of the Grand-Duchy of Luxembourg	0.000%	9/14/32	EUR	30,000	27,944
State of the Grand-Duchy of Luxembourg	2.875%	3/1/34	EUR	3,788	4,345
State of the Grand-Duchy of Luxembourg	2.625%	10/23/34	EUR	15,405	17,223
State of the Grand-Duchy of Luxembourg	1.750%	5/25/42	EUR	7,500	6,780
					81,407
Malaysia (0.9%)
Federation of Malaysia	3.906%	7/15/26	MYR	64,657	15,120
Federation of Malaysia	3.900%	11/30/26	MYR	164,392	38,534
Federation of Malaysia	3.892%	3/15/27	MYR	127	30
Federation of Malaysia	3.422%	9/30/27	MYR	115,722	26,938
Federation of Malaysia	3.899%	11/16/27	MYR	77,498	18,258
Federation of Malaysia	3.519%	4/20/28	MYR	343,525	80,209
Federation of Malaysia	3.733%	6/15/28	MYR	125,550	29,476

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Federation of Malaysia	3.871%	8/8/28	MYR	3,500	825
Federation of Malaysia	4.369%	10/31/28	MYR	102,850	24,645
Federation of Malaysia	4.504%	4/30/29	MYR	464,000	112,187
Federation of Malaysia	4.130%	7/9/29	MYR	70,610	16,854
Federation of Malaysia	3.885%	8/15/29	MYR	107,325	25,397
Federation of Malaysia	4.498%	4/15/30	MYR	68,798	16,732
Federation of Malaysia	3.465%	10/15/30	MYR	274,660	63,706
Federation of Malaysia	2.632%	4/15/31	MYR	38,316	8,465
Federation of Malaysia	4.232%	6/30/31	MYR	10,138	2,443
Federation of Malaysia	4.127%	4/15/32	MYR	12,243	2,936
Federation of Malaysia	3.582%	7/15/32	MYR	670,025	155,574
Federation of Malaysia	4.193%	10/7/32	MYR	21,400	5,156
Federation of Malaysia	3.844%	4/15/33	MYR	90,014	21,161
Federation of Malaysia	4.724%	6/15/33	MYR	47,576	11,860
Federation of Malaysia	4.582%	8/30/33	MYR	16,050	3,970
Federation of Malaysia	4.642%	11/7/33	MYR	63,176	15,706
Federation of Malaysia	3.828%	7/5/34	MYR	113,902	26,697
Federation of Malaysia	4.119%	11/30/34	MYR	84,996	20,409
Federation of Malaysia	4.254%	5/31/35	MYR	52,395	12,701
Federation of Malaysia	4.786%	10/31/35	MYR	17,000	4,315
Federation of Malaysia	3.447%	7/15/36	MYR	102,768	23,260
Federation of Malaysia	4.762%	4/7/37	MYR	57,819	14,695
Federation of Malaysia	4.755%	8/4/37	MYR	20,000	5,086
Federation of Malaysia	4.893%	6/8/38	MYR	96,709	24,983
Federation of Malaysia	4.054%	4/18/39	MYR	176,965	42,019
Federation of Malaysia	4.467%	9/15/39	MYR	105,285	26,173
Federation of Malaysia	3.757%	5/22/40	MYR	68,554	15,762
Federation of Malaysia	4.417%	9/30/41	MYR	68,162	16,834
Federation of Malaysia	4.696%	10/15/42	MYR	264,020	67,472
Federation of Malaysia	4.935%	9/30/43	MYR	9,296	2,443
Federation of Malaysia	4.180%	5/16/44	MYR	175,000	41,963
Federation of Malaysia	4.736%	3/15/46	MYR	17,140	4,403
Federation of Malaysia	4.921%	7/6/48	MYR	55,822	14,674
Federation of Malaysia	4.638%	11/15/49	MYR	146,959	37,177
Federation of Malaysia	4.065%	6/15/50	MYR	130,259	30,225
Federation of Malaysia	5.357%	5/15/52	MYR	61,350	17,214
Federation of Malaysia	4.457%	3/31/53	MYR	247,100	60,915
					1,205,602
Mexico (0.8%)
Mexican Bonos	7.000%	9/3/26	MXN	984,030	49,386
Mexican Bonos	5.500%	3/4/27	MXN	1,497,920	72,765
Mexican Bonos	7.500%	6/3/27	MXN	1,866,270	93,727
Mexican Bonos	8.500%	3/2/28	MXN	430,000	21,920
Mexican Bonos	8.500%	3/1/29	MXN	1,687,000	85,487
Mexican Bonos	8.500%	5/31/29	MXN	1,769,510	89,544
Mexican Bonos	8.500%	2/28/30	MXN	570,000	28,713
Mexican Bonos	7.750%	5/29/31	MXN	1,806,140	86,951
Mexican Bonos	7.500%	5/26/33	MXN	1,369,720	63,006
Mexican Bonos	7.750%	11/23/34	MXN	1,699,170	78,165
Mexican Bonos	8.000%	5/24/35	MXN	97,500	4,482
Mexican Bonos	10.000%	11/20/36	MXN	476,380	25,391
Mexican Bonos	8.500%	11/18/38	MXN	935,930	43,464
Mexican Bonos	7.750%	11/13/42	MXN	1,882,360	78,899
Mexican Bonos	8.000%	11/7/47	MXN	1,147,030	48,307
Mexican Bonos	8.000%	7/31/53	MXN	1,660,500	69,067
United Mexican States	1.350%	9/18/27	EUR	3,040	3,295
United Mexican States	1.750%	4/17/28	EUR	9,047	9,818
United Mexican States	3.625%	4/9/29	EUR	4,552	5,154
United Mexican States	1.125%	1/17/30	EUR	3,744	3,750
United Mexican States	2.375%	2/11/30	EUR	5,400	5,740
United Mexican States	3.375%	2/23/31	EUR	3,623	3,975
United Mexican States	4.490%	5/25/32	EUR	15,100	16,954
United Mexican States	1.450%	10/25/33	EUR	8,784	7,629
United Mexican States	2.250%	8/12/36	EUR	6,276	5,369
United Mexican States	2.875%	4/8/39	EUR	5,861	4,988
United Mexican States	3.000%	3/6/45	EUR	4,728	3,708
United Mexican States	2.125%	10/25/51	EUR	10,432	6,216
United Mexican States	5.625%	3/19/14	GBP	3,146	2,890

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	United Mexican States	4.000%	3/15/15	EUR	1,635	1,218
						1,019,978
Netherlands (1.6%)
	BNG Bank NV	3.250%	8/24/26	AUD	127	81
	BNG Bank NV	0.625%	6/19/27	EUR	7,279	8,010
	BNG Bank NV	3.500%	7/19/27	AUD	3,820	2,440
	BNG Bank NV	0.750%	1/11/28	EUR	11,224	12,276
	BNG Bank NV	3.300%	7/17/28	AUD	12,696	8,033
	BNG Bank NV	0.000%	8/31/28	EUR	25,261	26,661
	BNG Bank NV	5.200%	12/7/28	GBP	1,650	2,280
	BNG Bank NV	0.100%	1/15/30	EUR	7,369	7,509
	BNG Bank NV	1.375%	10/21/30	EUR	2,926	3,126
	BNG Bank NV	0.000%	1/20/31	EUR	12,680	12,435
	BNG Bank NV	0.250%	1/12/32	EUR	7,200	6,972
	BNG Bank NV	1.875%	7/13/32	EUR	5,600	6,005
	BNG Bank NV	2.450%	7/21/32	AUD	10,000	5,614
	BNG Bank NV	3.000%	1/11/33	EUR	25,000	28,818
	BNG Bank NV	0.125%	4/19/33	EUR	8,598	7,912
	BNG Bank NV	3.250%	8/29/33	EUR	18,000	21,055
	BNG Bank NV	2.750%	1/11/34	EUR	35,000	39,260
	BNG Bank NV	2.750%	8/28/34	EUR	29,000	32,390
	BNG Bank NV	0.125%	7/9/35	EUR	40,892	34,824
	BNG Bank NV	0.875%	10/17/35	EUR	2,457	2,250
	BNG Bank NV	0.875%	10/24/36	EUR	18,700	16,685
	BNG Bank NV	0.250%	11/22/36	EUR	700	576
	BNG Bank NV	1.250%	3/30/37	EUR	10,700	9,877
	BNG Bank NV	1.500%	3/29/38	EUR	1,455	1,358
	BNG Bank NV	1.500%	7/15/39	EUR	1,906	1,737
	BNG Bank NV	0.805%	6/28/49	EUR	4,300	2,778
[3]	Kingdom of Netherlands	0.500%	7/15/26	EUR	45,482	50,759
[3]	Kingdom of Netherlands	0.000%	1/15/27	EUR	141,182	155,365
[3]	Kingdom of Netherlands	0.750%	7/15/27	EUR	15,661	17,352
[3]	Kingdom of Netherlands	0.750%	7/15/28	EUR	49,043	53,574
[3]	Kingdom of Netherlands	0.000%	1/15/29	EUR	170,000	179,071
[3]	Kingdom of Netherlands	0.250%	7/15/29	EUR	37,283	39,232
[3]	Kingdom of Netherlands	2.500%	1/15/30	EUR	70,758	81,529
[3]	Kingdom of Netherlands	0.000%	7/15/31	EUR	152,407	150,024
[3]	Kingdom of Netherlands	0.500%	7/15/32	EUR	101,001	100,112
[3]	Kingdom of Netherlands	2.500%	7/15/33	EUR	75,000	84,865
[3]	Kingdom of Netherlands	2.500%	7/15/34	EUR	113,579	127,572
[3]	Kingdom of Netherlands	0.000%	1/15/38	EUR	230,215	181,603
[3]	Kingdom of Netherlands	3.750%	1/15/42	EUR	88,620	110,839
[3]	Kingdom of Netherlands	3.250%	1/15/44	EUR	58,405	68,740
[3]	Kingdom of Netherlands	2.750%	1/15/47	EUR	72,561	79,121
[3,6]	Kingdom of Netherlands	0.000%	1/15/52	EUR	113,679	59,267
[3,6]	Kingdom of Netherlands	2.000%	1/15/54	EUR	45,000	41,113
	Nederlandse Waterschapsbank NV	3.150%	9/2/26	AUD	4,420	2,812
	Nederlandse Waterschapsbank NV	0.000%	11/16/26	EUR	12,218	13,420
	Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	4,913	5,683
	Nederlandse Waterschapsbank NV	1.000%	3/1/28	EUR	2,908	3,189
	Nederlandse Waterschapsbank NV	3.450%	7/17/28	AUD	1,970	1,252
	Nederlandse Waterschapsbank NV	3.300%	5/2/29	AUD	12,690	7,951
	Nederlandse Waterschapsbank NV	0.050%	1/28/30	EUR	1,500	1,521
	Nederlandse Waterschapsbank NV	0.500%	4/29/30	EUR	2,800	2,882
	Nederlandse Waterschapsbank NV	0.000%	9/8/31	EUR	800	771
	Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	3,000	3,480
	Nederlandse Waterschapsbank NV	0.250%	1/19/32	EUR	23,200	22,432
	Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	4,876	6,872
	Nederlandse Waterschapsbank NV	2.625%	1/10/34	EUR	10,000	11,120
	Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	8,913	8,406
	Nederlandse Waterschapsbank NV	0.000%	2/16/37	EUR	39,200	30,943
	Nederlandse Waterschapsbank NV	1.500%	4/27/38	EUR	8,000	7,479
	Nederlandse Waterschapsbank NV	1.500%	6/15/39	EUR	2,457	2,235
	Nederlandse Waterschapsbank NV	0.750%	10/4/41	EUR	10,000	7,584
						2,021,132
New Zealand (0.4%)
	Housing New Zealand Ltd.	2.247%	10/5/26	NZD	13,040	7,637
	Housing New Zealand Ltd.	3.420%	10/18/28	NZD	9,000	5,274
	Housing New Zealand Ltd.	2.183%	4/24/30	NZD	1,280	694

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Housing New Zealand Ltd.	1.534%	9/10/35	NZD	9,280	4,002
	New Zealand	0.500%	5/15/26	NZD	75,760	43,763
	New Zealand	4.500%	4/15/27	NZD	79,830	48,517
	New Zealand	0.250%	5/15/28	NZD	106,019	57,191
	New Zealand	3.000%	4/20/29	NZD	98,545	57,200
	New Zealand	4.500%	5/15/30	NZD	60,000	36,778
	New Zealand	1.500%	5/15/31	NZD	62,161	32,034
	New Zealand	2.000%	5/15/32	NZD	48,030	24,752
	New Zealand	3.500%	4/14/33	NZD	73,786	41,579
	New Zealand	4.250%	5/15/34	NZD	36,860	21,695
	New Zealand	4.500%	5/15/35	NZD	50,786	30,223
	New Zealand	4.250%	5/15/36	NZD	22,000	12,707
	New Zealand	2.750%	4/15/37	NZD	42,399	20,769
	New Zealand	1.750%	5/15/41	NZD	36,308	13,981
	New Zealand	2.750%	5/15/51	NZD	30,523	11,918
	New Zealand	5.000%	5/15/54	NZD	15,000	8,648
	New Zealand Local Government Funding Agency Bond	4.500%	4/15/27	NZD	984	596
	New Zealand Local Government Funding Agency Bond	1.500%	4/20/29	NZD	10,145	5,487
	New Zealand Local Government Funding Agency Bond	2.250%	5/15/31	NZD	10,000	5,268
	New Zealand Local Government Funding Agency Bond	3.500%	4/14/33	NZD	7,091	3,884
	New Zealand Local Government Funding Agency Bond	5.000%	3/8/34	AUD	8,000	5,222
	New Zealand Local Government Funding Agency Bond	3.000%	5/15/35	NZD	27,300	13,701
	New Zealand Local Government Funding Agency Bond	2.000%	4/15/37	NZD	5,000	2,130
						515,650
Norway (0.2%)
[3]	Kingdom of Norway	1.750%	2/17/27	NOK	74,920	6,974
[3]	Kingdom of Norway	2.000%	4/26/28	NOK	97,934	9,003
[3]	Kingdom of Norway	1.750%	9/6/29	NOK	274,764	24,418
[3]	Kingdom of Norway	1.375%	8/19/30	NOK	542,457	46,340
[3]	Kingdom of Norway	1.250%	9/17/31	NOK	228,090	18,845
[3]	Kingdom of Norway	3.000%	8/15/33	NOK	371,154	33,609
[3]	Kingdom of Norway	3.625%	4/13/34	NOK	200,995	18,993
[3]	Kingdom of Norway	3.750%	6/12/35	NOK	304,124	28,955
[3]	Kingdom of Norway	3.625%	5/31/39	NOK	167,126	15,659
[3]	Kingdom of Norway	3.500%	10/6/42	NOK	130,000	12,069
	Kommunalbanken A/S	0.600%	6/1/26	AUD	9,942	6,161
	Kommunalbanken A/S	3.000%	12/9/26	AUD	4,408	2,795
	Kommunalbanken A/S	0.875%	5/24/27	EUR	13,952	15,408
	Kommunalbanken A/S	3.400%	7/24/28	AUD	3,920	2,487
	Kommunalbanken A/S	0.050%	10/24/29	EUR	4,642	4,744
	Kommunalbanken A/S	1.250%	7/2/30	NZD	10,000	5,179
	Kommunalbanken A/S	5.250%	4/18/34	AUD	5,544	3,741
						255,380
Peru (0.2%)
	Republic of Peru	8.200%	8/12/26	PEN	18,025	5,160
	Republic of Peru	6.350%	8/12/28	PEN	24,269	7,057
	Republic of Peru	5.940%	2/12/29	PEN	63,675	18,302
	Republic of Peru	6.950%	8/12/31	PEN	81,758	24,194
	Republic of Peru	6.150%	8/12/32	PEN	93,324	25,934
	Republic of Peru	1.250%	3/11/33	EUR	4,781	4,442
[3]	Republic of Peru	7.300%	8/12/33	PEN	73,297	21,200
	Republic of Peru	5.400%	8/12/34	PEN	73,907	18,542
	Republic of Peru	1.950%	11/17/36	EUR	5,021	4,532
	Republic of Peru	6.900%	8/12/37	PEN	84,400	22,800
[3]	Republic of Peru	7.600%	8/12/39	PEN	67,315	19,059
	Republic of Peru	5.350%	8/12/40	PEN	47,701	10,835
	Republic of Peru	6.850%	2/12/42	PEN	27,700	7,322
	Republic of Peru	6.714%	2/12/55	PEN	14,700	3,931
						193,310
Philippines (0.0%)
	Republic of Philippines	3.625%	2/4/32	EUR	39,630	44,813
	Republic of Philippines	1.750%	4/28/41	EUR	360	287
						45,100
Poland (0.7%)
	Bank Gospodarstwa Krajowego	1.750%	5/6/26	EUR	1,906	2,142
	Bank Gospodarstwa Krajowego	1.625%	4/30/28	EUR	4,515	4,940
	Bank Gospodarstwa Krajowego	0.375%	10/13/28	EUR	4,600	4,790
	Bank Gospodarstwa Krajowego	3.000%	5/30/29	EUR	2,500	2,844

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Bank Gospodarstwa Krajowego	2.000%	6/1/30	EUR	506	545
	Bank Gospodarstwa Krajowego	0.500%	7/8/31	EUR	1,250	1,202
	Bank Gospodarstwa Krajowego	5.125%	2/22/33	EUR	4,988	6,192
	Bank Gospodarstwa Krajowego	3.875%	3/13/35	EUR	14,500	16,383
	Bank Gospodarstwa Krajowego	4.250%	9/13/44	EUR	10,800	11,775
	Republic of Poland	2.500%	7/25/26	PLN	79,080	20,480
	Republic of Poland	1.125%	8/7/26	EUR	1,706	1,905
	Republic of Poland	0.250%	10/25/26	PLN	245,540	61,242
	Republic of Poland	0.875%	5/10/27	EUR	15,994	17,630
	Republic of Poland	3.750%	5/25/27	PLN	309,056	80,857
	Republic of Poland	2.500%	7/25/27	PLN	75,899	19,294
	Republic of Poland	1.375%	10/22/27	EUR	1,975	2,190
	Republic of Poland	2.750%	4/25/28	PLN	128,925	32,561
	Republic of Poland	7.500%	7/25/28	PLN	169,964	49,004
	Republic of Poland	5.750%	4/25/29	PLN	12,658	3,494
	Republic of Poland	4.750%	7/25/29	PLN	190,000	50,617
	Republic of Poland	2.750%	10/25/29	PLN	112,704	27,662
	Republic of Poland	3.000%	1/16/30	EUR	54,491	62,574
	Republic of Poland	5.000%	1/25/30	PLN	200,000	53,727
	Republic of Poland	1.750%	4/25/32	PLN	667,080	144,032
	Republic of Poland	2.750%	5/25/32	EUR	10,867	12,132
	Republic of Poland	3.875%	2/14/33	EUR	51	61
	Republic of Poland	6.000%	10/25/33	PLN	327,778	91,871
	Republic of Poland	5.000%	10/25/34	PLN	244,979	63,794
	Republic of Poland	3.625%	1/16/35	EUR	9,418	10,793
	Republic of Poland	2.375%	1/18/36	EUR	8,492	8,587
	Republic of Poland	4.250%	2/14/43	EUR	7,000	8,010
	Republic of Poland	4.125%	1/11/44	EUR	17,000	19,102
	Republic of Poland	4.000%	4/25/47	PLN	31,318	6,913
						899,345
Portugal (0.6%)
[3]	Portugal Obrigacoes do Tesouro OT	0.700%	10/15/27	EUR	78,774	86,968
[3]	Portugal Obrigacoes do Tesouro OT	2.125%	10/17/28	EUR	19,000	21,652
[3]	Portugal Obrigacoes do Tesouro OT	1.950%	6/15/29	EUR	171,798	193,924
[3]	Portugal Obrigacoes do Tesouro OT	0.475%	10/18/30	EUR	36,570	37,731
[3]	Portugal Obrigacoes do Tesouro OT	0.300%	10/17/31	EUR	44,938	44,506
[3]	Portugal Obrigacoes do Tesouro OT	1.650%	7/16/32	EUR	64,391	68,571
[3]	Portugal Obrigacoes do Tesouro OT	2.875%	10/20/34	EUR	30,529	34,479
[3]	Portugal Obrigacoes do Tesouro OT	3.000%	6/15/35	EUR	81,074	91,827
[3]	Portugal Obrigacoes do Tesouro OT	0.900%	10/12/35	EUR	25,951	23,896
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	4/15/37	EUR	28,144	34,702
[3]	Portugal Obrigacoes do Tesouro OT	3.500%	6/18/38	EUR	36,678	42,364
[3]	Portugal Obrigacoes do Tesouro OT	1.150%	4/11/42	EUR	22,796	18,062
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	2/15/45	EUR	15,175	18,322
[3]	Portugal Obrigacoes do Tesouro OT	1.000%	4/12/52	EUR	5,000	3,095
[3]	Portugal Obrigacoes do Tesouro OT	3.625%	6/12/54	EUR	24,303	26,742
						746,841
Romania (0.4%)
	Romania	3.250%	6/24/26	RON	49,260	10,787
	Romania	5.000%	9/27/26	EUR	3,980	4,619
	Romania	2.000%	12/8/26	EUR	1,781	1,978
	Romania	7.200%	5/31/27	RON	90,880	20,695
	Romania	5.800%	7/26/27	RON	116,950	25,814
	Romania	2.500%	10/25/27	RON	150,000	30,589
	Romania	2.125%	3/7/28	EUR	27,246	29,423
	Romania	6.300%	4/26/28	RON	60,000	13,299
	Romania	2.875%	5/26/28	EUR	16,347	17,921
	Romania	8.750%	10/30/28	RON	91,450	21,658
	Romania	6.300%	4/25/29	RON	240,930	52,763
	Romania	4.850%	7/25/29	RON	50,000	10,341
	Romania	2.500%	2/8/30	EUR	3,413	3,471
	Romania	8.000%	4/29/30	RON	50,000	11,636
	Romania	3.624%	5/26/30	EUR	29,202	30,706
	Romania	1.750%	7/13/30	EUR	4,594	4,370
	Romania	5.375%	3/22/31	EUR	29,784	33,241
	Romania	7.350%	4/28/31	RON	63,500	14,381
	Romania	2.124%	7/16/31	EUR	2,102	1,933
	Romania	2.000%	1/28/32	EUR	2,194	1,950
	Romania	6.700%	2/25/32	RON	143,000	31,330

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Romania	5.250%	5/30/32	EUR	17,233	18,675
	Romania	5.875%	7/11/32	EUR	21,536	24,050
	Romania	2.000%	4/14/33	EUR	3,538	2,960
	Romania	6.375%	9/18/33	EUR	10,700	12,176
	Romania	7.200%	10/30/33	RON	110,000	24,667
	Romania	7.100%	7/31/34	RON	68,975	15,395
	Romania	4.750%	10/11/34	RON	50,000	9,360
	Romania	3.875%	10/29/35	EUR	7,533	6,839
	Romania	5.625%	2/22/36	EUR	15,000	15,561
	Romania	4.250%	4/28/36	RON	164,005	29,042
	Romania	4.125%	3/11/39	EUR	3,464	2,966
	Romania	2.625%	12/2/40	EUR	977	657
	Romania	2.750%	4/14/41	EUR	7,774	5,234
	Romania	2.875%	4/13/42	EUR	4,482	3,023
	Romania	6.000%	9/24/44	EUR	15,488	15,656
	Romania	4.625%	4/3/49	EUR	9,014	7,458
	Romania	3.375%	1/28/50	EUR	4,876	3,238
						569,862
Saudi Arabia (0.0%)
	Kingdom of Saudi Arabia	0.750%	7/9/27	EUR	2,513	2,732
	Kingdom of Saudi Arabia	0.625%	3/3/30	EUR	7,968	8,090
[3]	Kingdom of Saudi Arabia	3.375%	3/5/32	EUR	9,525	10,769
	Kingdom of Saudi Arabia	2.000%	7/9/39	EUR	7,189	6,291
						27,882
Singapore (0.5%)
	Housing & Development Board	2.035%	9/16/26	SGD	5,250	3,996
	Housing & Development Board	2.675%	1/22/29	SGD	3,250	2,515
	Housing & Development Board	1.971%	1/25/29	SGD	250	189
	Housing & Development Board	2.598%	10/30/29	SGD	7,500	5,793
	Housing & Development Board	3.995%	12/6/29	SGD	24,750	20,261
	Housing & Development Board	3.080%	5/31/30	SGD	7,750	6,118
	Housing & Development Board	2.545%	7/4/31	SGD	1,750	1,340
	Housing & Development Board	1.865%	7/21/33	SGD	15,500	11,193
	Republic of Singapore	2.125%	6/1/26	SGD	58,712	44,956
	Republic of Singapore	1.250%	11/1/26	SGD	47,936	36,250
	Republic of Singapore	3.500%	3/1/27	SGD	48,452	38,023
	Republic of Singapore	2.875%	9/1/27	SGD	55,000	42,864
	Republic of Singapore	2.625%	5/1/28	SGD	25,552	19,860
	Republic of Singapore	2.875%	8/1/28	SGD	30,000	23,542
	Republic of Singapore	3.000%	4/1/29	SGD	68,250	54,037
	Republic of Singapore	2.875%	7/1/29	SGD	47,999	37,850
	Republic of Singapore	2.875%	9/1/30	SGD	37,296	29,498
	Republic of Singapore	1.625%	7/1/31	SGD	40,700	29,934
	Republic of Singapore	2.625%	8/1/32	SGD	26,405	20,503
	Republic of Singapore	3.375%	9/1/33	SGD	32,146	26,289
	Republic of Singapore	3.375%	5/1/34	SGD	18,440	15,120
	Republic of Singapore	2.250%	8/1/36	SGD	46,386	34,484
	Republic of Singapore	2.375%	7/1/39	SGD	37,832	28,182
	Republic of Singapore	2.750%	4/1/42	SGD	23,361	18,194
	Republic of Singapore	2.750%	3/1/46	SGD	37,968	29,652
	Republic of Singapore	1.875%	3/1/50	SGD	30,122	19,942
	Republic of Singapore	1.875%	10/1/51	SGD	47,117	30,939
	Republic of Singapore	3.250%	6/1/54	SGD	7,700	6,627
	Republic of Singapore	3.000%	8/1/72	SGD	35,242	28,987
						667,138
Slovakia (0.3%)
	Slovak Republic	0.625%	5/22/26	EUR	6,339	7,059
	Slovak Republic	1.375%	1/21/27	EUR	10,337	11,558
	Slovak Republic	3.000%	2/7/28	EUR	37,804	43,775
	Slovak Republic	0.750%	4/9/30	EUR	11,716	12,173
	Slovak Republic	3.000%	11/6/31	EUR	43,500	49,493
	Slovak Republic	1.000%	5/14/32	EUR	1,131	1,123
	Slovak Republic	4.000%	10/19/32	EUR	8,000	9,643
	Slovak Republic	3.625%	6/8/33	EUR	11,000	12,809
	Slovak Republic	3.750%	3/6/34	EUR	53,013	61,888
	Slovak Republic	3.750%	2/23/35	EUR	35,726	41,628
	Slovak Republic	0.375%	4/21/36	EUR	24,545	20,040
	Slovak Republic	1.875%	3/9/37	EUR	4,950	4,715
	Slovak Republic	3.750%	2/27/40	EUR	31,500	35,340

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Slovak Republic	4.000%	2/23/43	EUR	12,837	14,742
Slovak Republic	2.000%	10/17/47	EUR	11,530	9,302
Slovak Republic	2.250%	6/12/68	EUR	2,044	1,427
					336,715
Slovenia (0.1%)
Republic of Slovenia	1.250%	3/22/27	EUR	6,827	7,650
Republic of Slovenia	1.000%	3/6/28	EUR	17,067	18,829
Republic of Slovenia	0.275%	1/14/30	EUR	7,314	7,545
Republic of Slovenia	0.000%	2/12/31	EUR	23,720	23,296
Republic of Slovenia	2.250%	3/3/32	EUR	44,548	49,171
Republic of Slovenia	3.625%	3/11/33	EUR	3,850	4,615
Republic of Slovenia	3.000%	3/10/34	EUR	12,807	14,528
Republic of Slovenia	3.125%	8/7/45	EUR	4,876	5,143
Republic of Slovenia	0.488%	10/20/50	EUR	8,733	4,768
Republic of Slovenia	3.500%	4/14/55	EUR	43,843	47,612
					183,157
South Korea (2.8%)
Export-Import Bank of Korea	3.500%	6/7/26	EUR	4,435	5,077
Export-Import Bank of Korea	4.000%	6/7/27	AUD	320	205
Export-Import Bank of Korea	3.625%	6/7/30	EUR	3,810	4,470
Korea Development Bank	2.625%	9/8/27	EUR	5,000	5,688
Korea Housing Finance Corp.	0.010%	6/29/26	EUR	38,458	42,423
Korea Housing Finance Corp.	3.714%	4/11/27	EUR	22,500	26,143
Korea Treasury Bond	3.000%	9/10/29	KRW	45,000,000	32,518
Republic of Korea	1.875%	6/10/26	KRW	55,000,000	38,486
Republic of Korea	1.750%	9/10/26	KRW	160,000,000	111,655
Republic of Korea	2.875%	9/10/26	KRW	90,000,000	63,753
Republic of Korea	1.500%	12/10/26	KRW	30,000,000	20,827
Republic of Korea	3.875%	12/10/26	KRW	135,000,000	97,289
Republic of Korea	2.375%	3/10/27	KRW	190,000,000	133,774
Republic of Korea	2.125%	6/10/27	KRW	60,000,000	42,045
Republic of Korea	3.250%	6/10/27	KRW	58,000,000	41,602
Republic of Korea	3.125%	9/10/27	KRW	102,000,000	73,100
Republic of Korea	2.375%	12/10/27	KRW	25,000,000	17,627
Republic of Korea	2.875%	12/10/27	KRW	35,000,000	25,000
Republic of Korea	3.250%	3/10/28	KRW	218,000,000	157,578
Republic of Korea	5.500%	3/10/28	KRW	45,000,000	34,464
Republic of Korea	2.625%	6/10/28	KRW	55,000,000	39,102
Republic of Korea	3.500%	9/10/28	KRW	70,000,000	51,201
Republic of Korea	2.375%	12/10/28	KRW	40,000,000	28,215
Republic of Korea	3.250%	3/10/29	KRW	170,000,000	123,717
Republic of Korea	1.875%	6/10/29	KRW	40,000,000	27,647
Republic of Korea	1.375%	12/10/29	KRW	70,000,000	46,934
Republic of Korea	5.500%	12/10/29	KRW	43,000,000	34,381
Republic of Korea	1.375%	6/10/30	KRW	130,000,000	87,032
Republic of Korea	1.500%	12/10/30	KRW	120,000,000	80,390
Republic of Korea	4.750%	12/10/30	KRW	20,000,000	15,781
Republic of Korea	2.000%	6/10/31	KRW	117,409,350	80,528
Republic of Korea	2.375%	12/10/31	KRW	63,600,000	44,245
Republic of Korea	4.000%	12/10/31	KRW	30,000,000	23,060
Republic of Korea	3.375%	6/10/32	KRW	50,000,000	37,191
Republic of Korea	4.250%	12/10/32	KRW	107,000,000	84,236
Republic of Korea	3.250%	6/10/33	KRW	69,700,000	51,568
Republic of Korea	3.750%	12/10/33	KRW	60,000,000	46,089
Republic of Korea	4.125%	12/10/33	KRW	63,000,000	49,670
Republic of Korea	3.500%	6/10/34	KRW	114,952,000	86,330
Republic of Korea	3.000%	12/10/34	KRW	40,000,000	29,163
Republic of Korea	2.625%	9/10/35	KRW	45,000,000	31,806
Republic of Korea	1.500%	9/10/36	KRW	40,000,000	25,182
Republic of Korea	2.250%	9/10/37	KRW	35,000,000	23,783
Republic of Korea	2.375%	9/10/38	KRW	31,000,000	21,319
Republic of Korea	1.125%	9/10/39	KRW	45,000,000	26,178
Republic of Korea	1.500%	9/10/40	KRW	50,500,000	30,714
Republic of Korea	1.875%	9/10/41	KRW	34,400,000	21,966
Republic of Korea	3.250%	9/10/42	KRW	91,066,510	70,169
Republic of Korea	3.000%	12/10/42	KRW	65,000,000	48,529
Republic of Korea	3.875%	9/10/43	KRW	50,000,000	41,901
Republic of Korea	2.875%	9/10/44	KRW	20,000,000	14,746
Republic of Korea	2.750%	12/10/44	KRW	45,000,000	32,593

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Korea	2.000%	3/10/46	KRW	52,000,000	33,343
	Republic of Korea	2.125%	3/10/47	KRW	85,000,000	55,462
	Republic of Korea	2.625%	3/10/48	KRW	94,950,000	67,813
	Republic of Korea	2.000%	3/10/49	KRW	139,000,000	88,546
	Republic of Korea	1.500%	3/10/50	KRW	180,000,000	102,809
	Republic of Korea	1.875%	3/10/51	KRW	190,454,410	117,756
	Republic of Korea	2.500%	3/10/52	KRW	123,256,700	87,107
	Republic of Korea	3.125%	9/10/52	KRW	96,500,000	76,220
	Republic of Korea	3.250%	3/10/53	KRW	167,500,000	135,532
	Republic of Korea	3.625%	9/10/53	KRW	112,900,000	97,622
	Republic of Korea	3.250%	3/10/54	KRW	211,000,000	171,563
	Republic of Korea	2.750%	9/10/54	KRW	26,160,090	19,413
	Republic of Korea	2.625%	3/10/55	KRW	10,000,000	7,251
	Republic of Korea	1.500%	9/10/66	KRW	3,000,000	1,616
	Republic of Korea	2.000%	9/10/68	KRW	9,000,000	5,658
	Republic of Korea	1.625%	9/10/70	KRW	51,968,000	28,790
	Republic of Korea	3.500%	9/10/72	KRW	39,875,000	36,794
	Republic of Korea	2.750%	9/10/74	KRW	15,000,000	11,631
						3,574,016
Spain (4.6%)
	Adif Alta Velocidad	0.950%	4/30/27	EUR	7,500	8,302
	Adif Alta Velocidad	3.500%	7/30/28	EUR	6,700	7,825
	Adif Alta Velocidad	3.250%	5/31/29	EUR	20,400	23,656
	Adif Alta Velocidad	3.125%	1/31/30	EUR	15,500	17,843
	Adif Alta Velocidad	0.550%	10/31/31	EUR	4,000	3,875
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	10,373	12,102
	Autonomous Community of Madrid Spain	2.146%	4/30/27	EUR	8,290	9,410
	Autonomous Community of Madrid Spain	1.773%	4/30/28	EUR	6,644	7,433
	Autonomous Community of Madrid Spain	1.571%	4/30/29	EUR	9,752	10,714
	Autonomous Community of Madrid Spain	2.080%	3/12/30	EUR	2,439	2,704
	Autonomous Community of Madrid Spain	0.419%	4/30/30	EUR	1,923	1,965
	Autonomous Community of Madrid Spain	3.137%	4/30/35	EUR	21,360	23,979
	Basque Government	0.850%	4/30/30	EUR	7,749	8,093
	Basque Government	0.450%	4/30/32	EUR	9,187	8,862
	Basque Government	3.500%	4/30/33	EUR	9,000	10,598
	Basque Government	3.250%	4/30/35	EUR	18,590	21,193
	Instituto de Credito Oficial	2.700%	10/31/30	EUR	25,458	29,172
	Junta de Andalucia	3.200%	4/30/30	EUR	13,898	16,185
	Junta de Andalucia	0.500%	4/30/31	EUR	22,454	22,247
	Junta de Andalucia	3.400%	4/30/34	EUR	15,000	17,248
	Kingdom of Spain	2.800%	5/31/26	EUR	162,666	186,046
	Kingdom of Spain	0.000%	1/31/27	EUR	233,494	256,053
	Kingdom of Spain	2.500%	5/31/27	EUR	217,028	248,850
[3]	Kingdom of Spain	0.800%	7/30/27	EUR	99,896	110,454
[3]	Kingdom of Spain	1.450%	10/31/27	EUR	80,000	89,554
	Kingdom of Spain	0.000%	1/31/28	EUR	372,642	399,826
[3]	Kingdom of Spain	1.400%	4/30/28	EUR	59,534	66,252
	Kingdom of Spain	2.400%	5/31/28	EUR	75,000	85,783
[3]	Kingdom of Spain	1.400%	7/30/28	EUR	58,348	64,701
[3]	Kingdom of Spain	5.150%	10/31/28	EUR	65,317	81,428
	Kingdom of Spain	6.000%	1/31/29	EUR	50,862	65,513
	Kingdom of Spain	5.250%	4/6/29	GBP	500	687
	Kingdom of Spain	3.500%	5/31/29	EUR	80,000	95,010
	Kingdom of Spain	0.800%	7/30/29	EUR	334,911	357,055
	Kingdom of Spain	2.700%	1/31/30	EUR	100,000	114,983
[3]	Kingdom of Spain	0.500%	4/30/30	EUR	80,000	82,681
[3]	Kingdom of Spain	1.950%	7/30/30	EUR	115,000	127,377
[3]	Kingdom of Spain	1.250%	10/31/30	EUR	282,549	300,154
[3]	Kingdom of Spain	0.100%	4/30/31	EUR	100,000	98,086
	Kingdom of Spain	3.100%	7/30/31	EUR	90,000	104,788
[3]	Kingdom of Spain	0.500%	10/31/31	EUR	204,714	202,788
[3]	Kingdom of Spain	0.700%	4/30/32	EUR	133,074	131,678
[3]	Kingdom of Spain	2.550%	10/31/32	EUR	113,287	126,358
[3]	Kingdom of Spain	3.150%	4/30/33	EUR	114,264	132,126
[3]	Kingdom of Spain	3.550%	10/31/33	EUR	225,238	266,860
[3]	Kingdom of Spain	3.250%	4/30/34	EUR	155,928	179,889
[3]	Kingdom of Spain	3.450%	10/31/34	EUR	151,540	176,955
[3]	Kingdom of Spain	3.150%	4/30/35	EUR	70,000	79,527
[3]	Kingdom of Spain	1.850%	7/30/35	EUR	44,609	44,939

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Kingdom of Spain	4.200%	1/31/37	EUR	35,805	44,103
[3]	Kingdom of Spain	0.850%	7/30/37	EUR	124,176	105,395
[3]	Kingdom of Spain	3.900%	7/30/39	EUR	97,763	115,309
[3]	Kingdom of Spain	4.900%	7/30/40	EUR	65,958	86,223
[3]	Kingdom of Spain	1.200%	10/31/40	EUR	145,520	118,292
[3]	Kingdom of Spain	3.500%	1/31/41	EUR	70,468	78,517
[3]	Kingdom of Spain	4.700%	7/30/41	EUR	67,556	86,553
[3]	Kingdom of Spain	1.000%	7/30/42	EUR	27,236	20,497
[3]	Kingdom of Spain	3.450%	7/30/43	EUR	62,373	67,963
[3]	Kingdom of Spain	5.150%	10/31/44	EUR	71,028	96,233
[3]	Kingdom of Spain	2.900%	10/31/46	EUR	109,655	108,668
[3]	Kingdom of Spain	2.700%	10/31/48	EUR	82,236	77,417
[3]	Kingdom of Spain	1.000%	10/31/50	EUR	39,061	24,225
[3]	Kingdom of Spain	1.900%	10/31/52	EUR	135,750	102,834
[3]	Kingdom of Spain	4.000%	10/31/54	EUR	69,500	79,267
[3]	Kingdom of Spain	3.450%	7/30/66	EUR	53,737	54,274
[3]	Kingdom of Spain	1.450%	10/31/71	EUR	42,435	22,937
	Xunta de Galicia	3.711%	7/30/29	EUR	6,300	7,471
						5,835,985
Supranational (4.9%)
	African Development Bank	4.500%	6/2/26	AUD	3,052	1,972
	African Development Bank	0.500%	6/22/26	GBP	19,692	25,255
	African Development Bank	0.125%	10/7/26	EUR	1,951	2,154
	African Development Bank	0.500%	3/22/27	EUR	15,409	16,974
	African Development Bank	3.300%	7/27/27	AUD	5,491	3,494
	African Development Bank	3.350%	8/8/28	AUD	127	80
	African Development Bank	0.500%	3/21/29	EUR	17,477	18,498
	African Development Bank	2.250%	9/14/29	EUR	6,400	7,236
	Asian Development Bank	1.342%	6/18/26	NOK	58,000	5,388
	Asian Development Bank	0.625%	9/15/26	GBP	3,608	4,600
	Asian Development Bank	3.000%	10/14/26	AUD	900	572
	Asian Development Bank	0.125%	12/15/26	GBP	7,802	9,797
	Asian Development Bank	2.750%	1/28/27	NZD	8,000	4,707
	Asian Development Bank	4.650%	2/16/27	CAD	8,438	6,340
	Asian Development Bank	4.050%	4/19/27	CAD	5,500	4,099
	Asian Development Bank	3.400%	9/10/27	AUD	9,300	5,939
	Asian Development Bank	0.250%	10/28/27	GBP	6,582	8,026
	Asian Development Bank	0.750%	12/7/27	GBP	10,635	13,098
	Asian Development Bank	1.125%	2/10/28	NZD	2,000	1,114
	Asian Development Bank	1.100%	3/2/28	AUD	8,535	5,103
	Asian Development Bank	1.500%	5/4/28	CAD	2,600	1,819
	Asian Development Bank	3.300%	5/24/28	CAD	5,500	3,989
	Asian Development Bank	3.300%	8/8/28	AUD	1,280	812
	Asian Development Bank	3.100%	6/15/29	AUD	4,500	2,810
	Asian Development Bank	0.000%	10/24/29	EUR	7,412	7,573
	Asian Development Bank	0.025%	1/31/30	EUR	3,566	3,613
	Asian Development Bank	0.100%	6/17/31	EUR	3,953	3,856
	Asian Development Bank	1.950%	7/22/32	EUR	9,175	9,896
	Asian Development Bank	4.800%	1/17/33	AUD	15,000	9,827
	Asian Development Bank	2.000%	6/10/37	EUR	5,331	5,353
	Asian Infrastructure Investment Bank	1.000%	5/6/26	AUD	6,258	3,901
	Corp. Andina de Fomento	4.500%	9/14/27	AUD	784	502
	Corp. Andina de Fomento	3.625%	2/13/30	EUR	15,500	18,078
	Council of Europe Development Bank	0.375%	6/8/26	EUR	52,357	58,255
	Council of Europe Development Bank	0.000%	4/9/27	EUR	4,530	4,935
	Council of Europe Development Bank	0.250%	1/19/32	EUR	10,662	10,359
	Council of Europe Development Bank	2.625%	1/11/34	EUR	14,000	15,658
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	3.000%	5/15/26	CHF	3,185	3,970
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	2.600%	1/13/27	AUD	12,160	7,651
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	4.550%	3/30/27	CAD	1,330	995
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	3.350%	5/21/29	AUD	2,130	1,332
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	2.875%	2/4/30	CHF	5,000	6,770
	European Bank for Reconstruction & Development	5.625%	12/7/28	GBP	488	686
	European Bank for Reconstruction & Development	2.875%	7/17/31	EUR	15,607	18,059
[7]	European Financial Stability Facility	0.400%	5/31/26	EUR	39,783	44,336
[7]	European Financial Stability Facility	0.000%	7/20/26	EUR	30,199	33,434
[7]	European Financial Stability Facility	2.750%	8/17/26	EUR	50,000	57,217
[7]	European Financial Stability Facility	0.750%	5/3/27	EUR	22,287	24,658
[7]	European Financial Stability Facility	0.875%	7/26/27	EUR	12,190	13,483

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[7]	European Financial Stability Facility	0.000%	10/13/27	EUR	19,000	20,488
[7]	European Financial Stability Facility	0.950%	2/14/28	EUR	10,546	11,591
[7]	European Financial Stability Facility	0.875%	9/5/28	EUR	37,997	41,338
[7]	European Financial Stability Facility	3.000%	12/15/28	EUR	60,000	70,029
[7]	European Financial Stability Facility	3.500%	4/11/29	EUR	12,500	14,851
[7]	European Financial Stability Facility	2.625%	7/16/29	EUR	60,000	69,013
[7]	European Financial Stability Facility	0.050%	10/17/29	EUR	12,853	13,176
[7]	European Financial Stability Facility	2.750%	12/3/29	EUR	2,683	3,095
[7]	European Financial Stability Facility	0.125%	3/18/30	EUR	16,054	16,323
[7]	European Financial Stability Facility	2.875%	5/28/31	EUR	75,000	86,729
[7]	European Financial Stability Facility	3.875%	3/30/32	EUR	9,752	11,945
[7]	European Financial Stability Facility	2.375%	6/21/32	EUR	10,000	11,186
[7]	European Financial Stability Facility	2.875%	2/16/33	EUR	35,000	40,323
[7]	European Financial Stability Facility	1.250%	5/24/33	EUR	26,655	27,002
[7]	European Financial Stability Facility	3.000%	9/4/34	EUR	2,536	2,900
[7]	European Financial Stability Facility	0.875%	4/10/35	EUR	40,133	37,497
[7]	European Financial Stability Facility	3.375%	4/3/37	EUR	20,095	23,360
[7]	European Financial Stability Facility	3.375%	8/30/38	EUR	25,000	28,926
[7]	European Financial Stability Facility	1.450%	9/5/40	EUR	12,046	10,695
[7]	European Financial Stability Facility	1.700%	2/13/43	EUR	18,100	16,048
[7]	European Financial Stability Facility	2.350%	7/29/44	EUR	28,632	27,736
[7]	European Financial Stability Facility	1.375%	5/31/47	EUR	33,282	26,419
[7]	European Financial Stability Facility	1.800%	7/10/48	EUR	21,896	18,604
[7]	European Financial Stability Facility	0.700%	1/20/50	EUR	22,235	14,075
[7]	European Financial Stability Facility	0.700%	1/17/53	EUR	21,535	12,740
[7]	European Financial Stability Facility	1.750%	7/17/53	EUR	4,262	3,410
	European Investment Bank	3.100%	8/17/26	AUD	17,243	10,989
	European Investment Bank	2.750%	8/25/26	PLN	4,898	1,267
	European Investment Bank	0.100%	10/15/26	EUR	12,889	14,238
	European Investment Bank	1.750%	11/12/26	SEK	325,000	33,402
	European Investment Bank	1.250%	11/13/26	EUR	2,926	3,285
	European Investment Bank	0.125%	12/14/26	GBP	15,000	18,842
	European Investment Bank	0.000%	12/22/26	EUR	32,032	35,221
	European Investment Bank	0.500%	1/15/27	EUR	26,184	28,989
	European Investment Bank	3.500%	4/15/27	EUR	2,439	2,845
	European Investment Bank	0.000%	6/17/27	EUR	42,997	46,785
	European Investment Bank	0.375%	9/15/27	EUR	29,486	32,184
	European Investment Bank	3.750%	12/7/27	GBP	1,853	2,465
	European Investment Bank	0.875%	1/14/28	EUR	25,000	27,498
	European Investment Bank	1.000%	1/28/28	CAD	4,462	3,099
	European Investment Bank	4.500%	1/31/28	GBP	62,019	83,906
	European Investment Bank	3.300%	2/3/28	AUD	1,103	702
	European Investment Bank	0.000%	3/28/28	EUR	43,652	46,663
	European Investment Bank	1.375%	5/12/28	SEK	36,740	3,693
	European Investment Bank	0.000%	5/15/28	EUR	4,876	5,197
	European Investment Bank	4.200%	8/21/28	AUD	10,000	6,523
	European Investment Bank	0.000%	9/28/28	EUR	13,328	14,066
	European Investment Bank	0.000%	12/7/28	GBP	1,268	1,470
	European Investment Bank	6.000%	12/7/28	GBP	7,802	11,114
	European Investment Bank	0.625%	1/22/29	EUR	32,628	34,934
	European Investment Bank	4.000%	2/15/29	GBP	44,210	59,083
	European Investment Bank	3.300%	5/25/29	AUD	11,476	7,240
	European Investment Bank	0.125%	6/20/29	EUR	5,606	5,832
	European Investment Bank	0.250%	9/14/29	EUR	13,856	14,396
	European Investment Bank	3.625%	10/22/29	GBP	10,000	13,131
	European Investment Bank	0.050%	11/15/29	EUR	20,000	20,502
	European Investment Bank	0.050%	1/16/30	EUR	18,917	19,268
	European Investment Bank	2.375%	5/15/30	EUR	86,557	98,275
	European Investment Bank	2.750%	7/30/30	EUR	22,007	25,384
	European Investment Bank	0.000%	9/9/30	EUR	7,269	7,257
	European Investment Bank	2.750%	9/13/30	EUR	14,627	16,853
	European Investment Bank	4.875%	12/16/30	GBP	15,000	20,765
	European Investment Bank	0.000%	1/14/31	EUR	49,156	48,542
	European Investment Bank	1.300%	1/27/31	AUD	5,490	3,008
	European Investment Bank	1.000%	3/14/31	EUR	26,035	27,194
	European Investment Bank	2.875%	10/15/31	EUR	35,555	41,136
	European Investment Bank	1.000%	4/14/32	EUR	15,604	15,949
	European Investment Bank	1.125%	11/15/32	EUR	9,752	9,936
	European Investment Bank	2.875%	1/12/33	EUR	18,511	21,269
	European Investment Bank	1.125%	4/13/33	EUR	14,628	14,750

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Investment Bank	3.000%	7/15/33	EUR	47,379	54,829
European Investment Bank	2.750%	1/16/34	EUR	49,683	56,388
European Investment Bank	2.625%	9/4/34	EUR	55,000	61,379
European Investment Bank	0.050%	10/13/34	EUR	23,779	20,800
European Investment Bank	2.875%	1/15/35	EUR	76,060	86,195
European Investment Bank	2.625%	3/15/35	EUR	3,462	3,825
European Investment Bank	0.010%	11/15/35	EUR	18,659	15,576
European Investment Bank	0.200%	3/17/36	EUR	20,993	17,714
European Investment Bank	3.125%	6/30/36	CHF	5,495	8,329
European Investment Bank	3.875%	6/8/37	GBP	5,633	6,894
European Investment Bank	0.500%	11/13/37	EUR	720	598
European Investment Bank	5.000%	4/15/39	GBP	3,416	4,596
European Investment Bank	2.750%	3/15/40	EUR	9,045	9,692
European Investment Bank	0.250%	6/15/40	EUR	10,993	8,087
European Investment Bank	0.010%	5/15/41	EUR	6,000	4,086
European Investment Bank	3.625%	3/14/42	EUR	2,731	3,232
European Investment Bank	1.000%	11/14/42	EUR	4,876	3,864
European Investment Bank	4.500%	3/7/44	GBP	4,145	5,074
European Investment Bank	0.875%	9/13/47	EUR	4,876	3,457
European Investment Bank	1.500%	11/15/47	EUR	2,439	1,987
European Investment Bank	1.500%	10/16/48	EUR	30,500	24,467
European Investment Bank	0.050%	1/27/51	EUR	12,351	6,183
European Investment Bank	4.625%	10/12/54	GBP	3,755	4,552
European Stability Mechanism	0.000%	12/15/26	EUR	42,500	46,723
European Stability Mechanism	0.750%	3/15/27	EUR	21,175	23,472
European Stability Mechanism	0.750%	9/5/28	EUR	12,598	13,633
European Stability Mechanism	0.500%	3/5/29	EUR	20,478	21,739
European Stability Mechanism	2.625%	9/18/29	EUR	75,000	86,120
European Stability Mechanism	0.010%	3/4/30	EUR	33,146	33,551
European Stability Mechanism	0.010%	10/15/31	EUR	19,798	19,151
European Stability Mechanism	1.125%	5/3/32	EUR	2,550	2,627
European Stability Mechanism	1.200%	5/23/33	EUR	5,852	5,938
European Stability Mechanism	3.000%	8/23/33	EUR	10,000	11,570
European Stability Mechanism	2.750%	9/15/34	EUR	25,000	28,192
European Stability Mechanism	1.625%	11/17/36	EUR	19,479	19,223
European Stability Mechanism	1.750%	10/20/45	EUR	4,876	4,304
European Stability Mechanism	1.800%	11/2/46	EUR	20,455	18,025
European Stability Mechanism	1.850%	12/1/55	EUR	17,645	14,279
European Union	2.750%	10/5/26	EUR	267,700	306,845
European Union	2.000%	10/4/27	EUR	47,218	53,537
European Union	2.500%	11/4/27	EUR	9,264	10,617
European Union	2.875%	12/6/27	EUR	87,741	101,539
European Union	2.875%	4/4/28	EUR	2,439	2,826
European Union	0.000%	6/2/28	EUR	50,782	54,013
European Union	0.000%	10/4/28	EUR	30,216	31,856
European Union	3.125%	12/5/28	EUR	172,339	201,641
European Union	2.875%	10/5/29	EUR	119,407	138,496
European Union	1.625%	12/4/29	EUR	72,208	79,396
European Union	0.000%	10/4/30	EUR	3,000	2,985
European Union	3.125%	12/4/30	EUR	25,334	29,718
European Union	0.750%	4/4/31	EUR	25,969	26,622
European Union	0.000%	4/22/31	EUR	17,863	17,417
European Union	0.000%	7/4/31	EUR	110,537	107,448
European Union	2.500%	12/4/31	EUR	126,160	142,173
European Union	1.000%	7/6/32	EUR	72,766	73,640
European Union	2.750%	2/4/33	EUR	44,667	50,712
European Union	3.250%	7/4/34	EUR	38,355	44,652
European Union	3.000%	12/4/34	EUR	78,248	89,006
European Union	0.000%	7/4/35	EUR	51,797	43,342
European Union	0.250%	4/22/36	EUR	25,620	21,457
European Union	0.200%	6/4/36	EUR	51,634	42,831
European Union	0.400%	2/4/37	EUR	63,606	52,894
European Union	0.875%	3/11/37	EUR	3,132	2,846
European Union	2.750%	12/4/37	EUR	22,395	24,158
European Union	3.375%	10/4/38	EUR	71,698	81,482
European Union	3.375%	10/4/39	EUR	101,195	114,034
European Union	0.450%	7/4/41	EUR	62,123	44,310
European Union	3.750%	4/4/42	EUR	4,876	5,695
European Union	3.375%	11/4/42	EUR	27,488	30,504
European Union	1.250%	2/4/43	EUR	143,397	113,941

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Union	4.000%	4/4/44	EUR	56,777	67,712
European Union	0.450%	5/2/46	EUR	19,811	12,605
European Union	0.750%	1/4/47	EUR	32,693	22,294
European Union	2.625%	2/4/48	EUR	43,574	41,877
European Union	3.250%	2/4/50	EUR	70,207	74,215
European Union	0.700%	7/6/51	EUR	78,368	46,004
European Union	2.500%	10/4/52	EUR	99,345	89,457
European Union	3.000%	3/4/53	EUR	27,452	27,301
European Union	3.375%	10/5/54	EUR	132,003	139,459
Inter-American Development Bank	4.250%	6/11/26	AUD	637	411
Inter-American Development Bank	1.000%	6/29/26	CAD	3,300	2,351
Inter-American Development Bank	0.500%	9/15/26	GBP	4,876	6,204
Inter-American Development Bank	0.875%	8/27/27	CAD	3,091	2,155
Inter-American Development Bank	3.100%	2/22/28	AUD	30,000	18,971
Inter-American Development Bank	3.400%	5/24/28	CAD	5,400	3,998
Inter-American Development Bank	3.290%	6/28/32	AUD	1,762	1,052
International Bank for Reconstruction & Development	0.750%	6/10/26	NZD	1,007	582
International Bank for Reconstruction & Development	0.250%	7/22/26	GBP	2,439	3,109
International Bank for Reconstruction & Development	1.200%	7/22/26	CAD	2,265	1,616
International Bank for Reconstruction & Development	3.000%	10/19/26	AUD	8,081	5,137
International Bank for Reconstruction & Development	0.750%	12/15/26	GBP	6,763	8,575
International Bank for Reconstruction & Development	0.000%	1/15/27	EUR	22,515	24,669
International Bank for Reconstruction & Development	1.800%	1/19/27	CAD	18,782	13,445
International Bank for Reconstruction & Development	4.250%	7/29/27	NZD	4,000	2,421
International Bank for Reconstruction & Development	0.250%	9/23/27	GBP	9,752	11,942
International Bank for Reconstruction & Development	0.625%	9/24/27	NZD	1,510	840
International Bank for Reconstruction & Development	0.875%	9/28/27	CAD	2,649	1,844
International Bank for Reconstruction & Development	0.625%	11/22/27	EUR	5,365	5,868
International Bank for Reconstruction & Development	4.400%	1/13/28	AUD	30,000	19,617
International Bank for Reconstruction & Development	3.700%	1/18/28	CAD	7,600	5,663
International Bank for Reconstruction & Development	4.625%	2/2/28	NZD	4,000	2,448
International Bank for Reconstruction & Development	0.010%	4/24/28	EUR	29,171	31,062
International Bank for Reconstruction & Development	1.625%	5/10/28	NZD	19,265	10,821
International Bank for Reconstruction & Development	0.625%	7/14/28	GBP	19,078	22,978
International Bank for Reconstruction & Development	3.300%	8/14/28	AUD	21,969	13,932
International Bank for Reconstruction & Development	3.875%	10/2/28	GBP	53,999	71,921
International Bank for Reconstruction & Development	4.875%	12/7/28	GBP	100	137
International Bank for Reconstruction & Development	1.250%	12/13/28	GBP	14,488	17,607
International Bank for Reconstruction & Development	4.300%	1/10/29	AUD	16,790	10,967
International Bank for Reconstruction & Development	0.250%	5/21/29	EUR	10,300	10,755
International Bank for Reconstruction & Development	1.950%	9/20/29	CAD	886	618
International Bank for Reconstruction & Development	1.000%	12/21/29	GBP	2,130	2,485
International Bank for Reconstruction & Development	0.000%	2/21/30	EUR	5,571	5,637
International Bank for Reconstruction & Development	0.500%	4/16/30	EUR	2,633	2,719
International Bank for Reconstruction & Development	4.250%	9/18/30	CAD	15,000	11,574
International Bank for Reconstruction & Development	4.125%	7/31/31	GBP	14,723	19,648
International Bank for Reconstruction & Development	2.600%	8/28/31	EUR	12,500	14,206
International Bank for Reconstruction & Development	5.750%	6/7/32	GBP	2,926	4,254
International Bank for Reconstruction & Development	0.625%	1/12/33	EUR	25,257	24,540
International Bank for Reconstruction & Development	4.200%	4/21/33	AUD	7,000	4,397
International Bank for Reconstruction & Development	2.900%	2/14/34	EUR	25,106	28,615
International Bank for Reconstruction & Development	1.200%	8/8/34	EUR	18,703	18,344
International Bank for Reconstruction & Development	0.500%	6/21/35	EUR	2,156	1,923
International Bank for Reconstruction & Development	0.100%	9/17/35	EUR	3,699	3,123
International Bank for Reconstruction & Development	3.100%	4/14/38	EUR	4,500	5,070
International Bank for Reconstruction & Development	3.450%	9/13/38	EUR	15,455	18,000
International Bank for Reconstruction & Development	0.700%	10/22/46	EUR	8,840	6,081
International Bank for Reconstruction & Development	0.125%	1/3/51	EUR	3,206	1,656
International Bank for Reconstruction & Development	0.200%	1/21/61	EUR	2,633	1,079
International Development Association	0.750%	9/21/28	GBP	2,498	2,997
International Development Association	0.000%	7/15/31	EUR	10,662	10,332
International Development Association	0.350%	4/22/36	EUR	24,750	21,102
International Development Association	1.750%	5/5/37	EUR	15,000	14,680
International Development Association	0.700%	1/17/42	EUR	7,760	5,855
International Development Association	3.200%	1/18/44	EUR	15,000	16,557
International Finance Corp.	3.200%	7/22/26	AUD	24,659	15,722
International Finance Corp.	4.500%	8/21/26	CAD	2,425	1,802
International Finance Corp.	1.850%	1/28/27	CAD	11,212	8,031
International Finance Corp.	3.200%	10/18/27	AUD	589	374
International Finance Corp.	0.750%	5/24/28	AUD	17,000	9,993

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
International Finance Corp.	4.875%	12/19/28	NZD	5,000	3,093
International Finance Corp.	3.150%	6/26/29	AUD	42,336	26,466
International Finance Corp.	1.250%	2/6/31	AUD	10,000	5,456
International Finance Corp.	3.635%	8/26/33	AUD	6,500	3,899
International Finance Corp.	1.500%	4/15/35	AUD	6,322	3,012
Nordic Investment Bank	0.125%	12/15/26	GBP	17,632	22,127
Nordic Investment Bank	1.375%	1/27/28	SEK	8,000	806
					6,240,198
Sweden (0.3%)
Kingdom of Sweden	0.750%	5/12/28	SEK	3,430	343
Kingdom of Sweden	0.750%	11/12/29	SEK	190,485	18,674
Kingdom of Sweden	0.125%	5/12/31	SEK	967,920	89,242
Kingdom of Sweden	2.250%	6/1/32	SEK	197,155	20,539
Kingdom of Sweden	1.750%	11/11/33	SEK	220,000	21,920
Kingdom of Sweden	2.250%	5/11/35	SEK	325,000	33,452
Kingdom of Sweden	1.375%	6/23/71	SEK	206,590	13,535
Kommuninvest I Sverige AB	1.000%	11/12/26	SEK	293,810	29,869
Kommuninvest I Sverige AB	2.750%	2/12/27	EUR	5,000	5,732
Kommuninvest I Sverige AB	3.000%	3/12/29	SEK	500,000	52,640
Kommuninvest I Sverige AB	0.875%	5/16/29	SEK	50,000	4,875
Kommuninvest I Sverige AB	3.250%	11/12/29	SEK	150,000	15,935
Svensk Exportkredit AB	2.750%	2/23/28	EUR	25,000	28,666
Svensk Exportkredit AB	4.300%	5/30/28	AUD	11,000	7,139
					342,561
Switzerland (0.5%)
Canton of Basel-Landschaft	1.375%	9/29/34	CHF	8,135	10,546
Canton of Basel-Landschaft	1.000%	3/5/40	CHF	5,000	6,254
Canton of Geneva Switzerland	1.625%	7/30/29	CHF	1,745	2,234
Canton of Geneva Switzerland	0.030%	6/28/30	CHF	13,000	15,464
Canton of Geneva Switzerland	1.500%	3/5/32	CHF	790	1,019
Canton of Geneva Switzerland	0.400%	4/28/36	CHF	2,455	2,870
Canton of Geneva Switzerland	0.600%	7/4/46	CHF	1,470	1,689
Canton of Solothurn	1.000%	2/20/45	CHF	10,000	12,484
Canton of Vaud	2.000%	10/24/33	CHF	4,365	5,945
Canton of Zurich	1.250%	12/3/32	CHF	1,475	1,887
Canton of Zurich	0.000%	11/10/33	CHF	1,000	1,156
Canton of Zurich	2.000%	7/29/38	CHF	4,900	6,879
Canton of Zurich	0.250%	7/12/39	CHF	13,625	15,342
City of Zurich Switzerland	2.550%	3/10/36	CHF	15,000	21,512
Swiss Confederation	1.250%	5/28/26	CHF	71,283	87,544
Swiss Confederation	3.250%	6/27/27	CHF	24,407	31,657
Swiss Confederation	0.500%	5/27/30	CHF	28,348	35,019
Swiss Confederation	2.250%	6/22/31	CHF	43,611	59,546
Swiss Confederation	0.500%	6/27/32	CHF	6,954	8,648
Swiss Confederation	3.500%	4/8/33	CHF	10,088	15,371
Swiss Confederation	0.000%	6/26/34	CHF	18,081	21,266
Swiss Confederation	0.250%	6/23/35	CHF	43,369	52,007
Swiss Confederation	2.500%	3/8/36	CHF	11,013	16,378
Swiss Confederation	1.500%	10/26/38	CHF	16,000	22,203
Swiss Confederation	1.500%	4/30/42	CHF	20,126	28,612
Swiss Confederation	1.250%	6/28/43	CHF	29,680	40,952
Swiss Confederation	0.500%	6/28/45	CHF	25,243	30,506
Swiss Confederation	4.000%	1/6/49	CHF	9,163	19,925
Swiss Confederation	0.500%	5/24/55	CHF	10,062	12,422
Swiss Confederation	0.500%	5/30/58	CHF	22,657	28,233
Swiss Confederation	2.000%	6/25/64	CHF	2,351	4,517
					620,087
Thailand (0.9%)
Kingdom of Thailand	2.125%	12/17/26	THB	703,592	21,255
Kingdom of Thailand	2.250%	3/17/27	THB	2,550,000	77,310
Kingdom of Thailand	1.000%	6/17/27	THB	1,732,978	51,293
Kingdom of Thailand	2.400%	11/17/27	THB	800,000	24,453
Kingdom of Thailand	3.580%	12/17/27	THB	470,725	14,821
Kingdom of Thailand	5.670%	3/13/28	THB	58,761	1,961
Kingdom of Thailand	2.650%	6/17/28	THB	2,403,000	74,294
Kingdom of Thailand	2.875%	12/17/28	THB	1,067,863	33,400
Kingdom of Thailand	2.400%	3/17/29	THB	1,100,000	33,907
Kingdom of Thailand	4.875%	6/22/29	THB	852,018	28,833
Kingdom of Thailand	1.600%	12/17/29	THB	1,106,839	33,040

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kingdom of Thailand	3.650%	6/20/31	THB	602,289	20,086
	Kingdom of Thailand	2.000%	12/17/31	THB	2,366,277	72,028
	Kingdom of Thailand	3.775%	6/25/32	THB	738,415	24,954
	Kingdom of Thailand	3.350%	6/17/33	THB	1,550,000	51,643
	Kingdom of Thailand	2.800%	6/17/34	THB	1,300,000	41,803
	Kingdom of Thailand	1.600%	6/17/35	THB	196,901	5,724
	Kingdom of Thailand	1.585%	12/17/35	THB	1,280,397	36,780
	Kingdom of Thailand	3.400%	6/17/36	THB	899,997	30,467
	Kingdom of Thailand	3.390%	6/17/37	THB	1,726,385	58,987
	Kingdom of Thailand	4.260%	12/12/37	THB	135,638	4,893
	Kingdom of Thailand	3.300%	6/17/38	THB	1,278,753	43,114
	Kingdom of Thailand	2.700%	6/17/40	THB	340,000	10,961
	Kingdom of Thailand	3.800%	6/14/41	THB	73,451	2,655
	Kingdom of Thailand	2.000%	6/17/42	THB	959,882	27,375
	Kingdom of Thailand	3.450%	6/17/43	THB	1,500,000	51,453
	Kingdom of Thailand	4.675%	6/29/44	THB	451,239	17,958
	Kingdom of Thailand	2.980%	6/17/45	THB	387,000	12,480
	Kingdom of Thailand	2.875%	6/17/46	THB	553,090	17,277
	Kingdom of Thailand	3.140%	6/17/47	THB	950,000	31,159
	Kingdom of Thailand	1.875%	6/17/49	THB	606,063	15,900
	Kingdom of Thailand	3.150%	6/17/50	THB	260,000	8,539
	Kingdom of Thailand	2.750%	6/17/52	THB	402,800	12,509
	Kingdom of Thailand	4.000%	6/17/55	THB	875,802	33,951
	Kingdom of Thailand	4.850%	6/17/61	THB	7,038	303
	Kingdom of Thailand	4.000%	6/17/66	THB	450,778	17,088
	Kingdom of Thailand	3.600%	6/17/67	THB	1,147,041	40,329
	Kingdom of Thailand	2.500%	6/17/71	THB	217,737	5,940
	Kingdom of Thailand	4.000%	6/17/72	THB	816,000	31,893
						1,122,816
United Kingdom (5.3%)
[1]	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	2,097	2,786
[4]	LCR Finance plc	4.500%	12/7/28	GBP	3,657	4,952
[4]	LCR Finance plc	4.500%	12/7/38	GBP	2,780	3,535
[4]	LCR Finance plc	5.100%	3/7/51	GBP	3,267	4,198
	Transport for London	3.875%	7/23/42	GBP	282	299
	Transport for London	3.625%	5/15/45	GBP	2,281	2,266
	Transport for London	4.000%	4/7/64	GBP	3,000	2,906
	United Kingdom Gilt	1.500%	7/22/26	GBP	73,178	95,051
	United Kingdom Gilt	4.125%	1/29/27	GBP	233,063	312,113
	United Kingdom Gilt	3.750%	3/7/27	GBP	329,760	438,855
	United Kingdom Gilt	4.250%	12/7/27	GBP	33,584	45,449
	United Kingdom Gilt	4.500%	6/7/28	GBP	302,347	411,105
	United Kingdom Gilt	0.500%	1/31/29	GBP	114,078	135,206
	United Kingdom Gilt	4.125%	7/22/29	GBP	395,249	532,319
	United Kingdom Gilt	4.750%	12/7/30	GBP	85,775	119,368
	United Kingdom Gilt	0.250%	7/31/31	GBP	129,501	137,877
	United Kingdom Gilt	4.000%	10/22/31	GBP	256,271	340,087
	United Kingdom Gilt	1.000%	1/31/32	GBP	185,867	203,287
	United Kingdom Gilt	4.250%	6/7/32	GBP	67,195	90,481
	United Kingdom Gilt	3.250%	1/31/33	GBP	120,000	149,706
	United Kingdom Gilt	0.875%	7/31/33	GBP	243,700	248,885
	United Kingdom Gilt	4.625%	1/31/34	GBP	30,250	41,163
	United Kingdom Gilt	4.250%	7/31/34	GBP	41,640	54,966
	United Kingdom Gilt	4.500%	9/7/34	GBP	56,116	75,708
	United Kingdom Gilt	4.500%	3/7/35	GBP	48,219	64,514
	United Kingdom Gilt	0.625%	7/31/35	GBP	223,742	205,335
	United Kingdom Gilt	4.250%	3/7/36	GBP	78,944	102,732
	United Kingdom Gilt	1.750%	9/7/37	GBP	138,895	135,474
	United Kingdom Gilt	3.750%	1/29/38	GBP	224,414	272,735
	United Kingdom Gilt	4.750%	12/7/38	GBP	76,041	101,672
	United Kingdom Gilt	1.125%	1/31/39	GBP	154,557	131,482
	United Kingdom Gilt	4.250%	9/7/39	GBP	30,807	38,733
	United Kingdom Gilt	4.375%	1/31/40	GBP	23,896	30,301
	United Kingdom Gilt	4.250%	12/7/40	GBP	33,747	41,912
	United Kingdom Gilt	1.250%	10/22/41	GBP	138,909	109,440
	United Kingdom Gilt	4.500%	12/7/42	GBP	61,370	77,091
	United Kingdom Gilt	4.750%	10/22/43	GBP	138,981	178,358
	United Kingdom Gilt	3.250%	1/22/44	GBP	100,571	104,604
	United Kingdom Gilt	3.500%	1/22/45	GBP	87,493	93,487

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
United Kingdom Gilt	0.875%	1/31/46	GBP	94,976	59,075
United Kingdom Gilt	4.250%	12/7/46	GBP	96,489	113,681
United Kingdom Gilt	1.500%	7/22/47	GBP	97,700	68,427
United Kingdom Gilt	1.750%	1/22/49	GBP	56,167	40,492
United Kingdom Gilt	4.250%	12/7/49	GBP	99,044	115,135
United Kingdom Gilt	0.625%	10/22/50	GBP	41,212	20,659
United Kingdom Gilt	1.250%	7/31/51	GBP	94,095	55,717
United Kingdom Gilt	3.750%	7/22/52	GBP	49,139	51,878
United Kingdom Gilt	1.500%	7/31/53	GBP	79,863	49,125
United Kingdom Gilt	3.750%	10/22/53	GBP	149,987	156,788
United Kingdom Gilt	4.375%	7/31/54	GBP	241,935	282,181
United Kingdom Gilt	1.625%	10/22/54	GBP	67,998	42,858
United Kingdom Gilt	4.250%	12/7/55	GBP	77,289	88,235
United Kingdom Gilt	1.750%	7/22/57	GBP	72,276	45,873
United Kingdom Gilt	4.000%	1/22/60	GBP	62,133	67,441
United Kingdom Gilt	0.500%	10/22/61	GBP	110,268	40,614
United Kingdom Gilt	4.000%	10/22/63	GBP	80,496	86,781
United Kingdom Gilt	2.500%	7/22/65	GBP	80,050	60,376
United Kingdom Gilt	3.500%	7/22/68	GBP	70,330	68,473
United Kingdom Gilt	1.625%	10/22/71	GBP	86,164	48,378
United Kingdom Gilt	1.125%	10/22/73	GBP	50,509	23,205
					6,725,830
Total Sovereign Bonds (Cost $103,118,135)					97,234,240

Total International Bond II Index Fund
Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (3.1%)
Money Market Fund (3.1%)
[12]	Vanguard Market Liquidity Fund (Cost $3,879,259)	4.350%	38,796,961	3,879,308
Total Investments (100.5%) (Cost $133,505,325)	127,565,615
Other Assets and Liabilities—Net (-0.5%)	(583,308)
Net Assets (100.0%)	126,982,307
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Guaranteed by the Republic of Austria.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $24,028,076, representing 18.9% of net assets.
4	Guaranteed by the Government of the United Kingdom.
5	Guaranteed by Commissioners of His Majesty's Treasury.
6	Securities with a value of $2,341,792 have been pledged as collateral for open forward currency contracts.
7	Guaranteed by multiple countries.
8	Securities with a value of $5,784,598 have been segregated as collateral for open forward currency contracts.
9	Securities with a value of $36,751 have been segregated as initial margin for open centrally cleared non-deliverable forward currency contracts.
10	Securities with a value of $28,392 have been segregated as initial margin for open futures contracts.
11	Guaranteed by the Federal Republic of Germany.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GMTN—Global Medium Term Note.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
CNY—Chinese renminbi.
COP—Colombian peso.
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PEN—Peruvian sol.
PLN—Polish zloty.
RON—Romanian leu.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro-Bobl	June 2025	3,416	462,946	3,440
Euro-Bund	June 2025	1,100	164,216	643
Euro-Schatz	June 2025	3,012	367,045	1,209
				5,292

Total International Bond II Index Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
Long Gilt	June 2025	(203)	(25,301)	31
				5,323

Centrally Cleared Non-Deliverable Forward Currency Contracts
Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
	Currency Purchased		Currency Sold
5/6/25	COP	474,000,000	USD	112,417	—	(335)
5/6/25	COP	240,000,000	USD	56,498	252	—
5/6/25	USD	338,052	COP	1,417,000,000	2,990	—
6/5/25	USD	111,937	COP	474,000,000	356	—
6/5/25	USD	56,256	COP	240,000,000	—	(240)
					3,598	(575)

Over-the-Counter Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
BNP Paribas	6/3/25	AUD	265,000	USD	168,993	814	—
HSBC Bank plc	5/2/25	AUD	190,000	USD	121,911	—	(205)
Wells Fargo Bank N.A.	5/2/25	AUD	94,000	USD	58,574	1,639	—
JPMorgan Chase Bank, N.A.	5/2/25	AUD	15,000	USD	9,349	259	—
Wells Fargo Bank N.A.	6/2/25	CAD	330,000	USD	239,076	703	—
Royal Bank of Canada	5/1/25	CAD	190,000	USD	137,150	678	—
Standard Chartered Bank	5/1/25	CAD	163,000	USD	113,438	4,804	—
Toronto-Dominion Bank	6/2/25	CAD	111,000	USD	80,488	165	—
Toronto-Dominion Bank	5/1/25	CAD	75,000	USD	52,186	2,219	—
UBS AG	5/5/25	CHF	928,554	USD	1,128,460	—	(2,748)
Toronto-Dominion Bank	5/5/25	CHF	189,108	USD	230,129	—	(867)
BNP Paribas	5/5/25	CHF	177,279	USD	215,733	—	(813)
Wells Fargo Bank N.A.	6/3/25	CHF	33,000	USD	40,209	—	(60)
BNP Paribas	5/5/25	CHF	17,000	USD	19,291	1,319	—
Deutsche Bank AG	5/5/25	CHF	12,500	USD	14,188	966	—
Wells Fargo Bank N.A.	5/6/25	CLP	62,000,000	USD	66,226	—	(754)
Toronto-Dominion Bank	5/6/25	CLP	46,000,000	USD	48,882	—	(306)
Wells Fargo Bank N.A.	5/6/25	CLP	43,000,000	USD	45,407	1	—
State Street Bank & Trust Co.	5/6/25	CLP	43,334,082	USD	45,093	668	—
HSBC Bank plc	5/6/25	CLP	8,559,153	USD	9,004	34	—
Standard Chartered Bank	5/7/25	CNY	4,592,616	USD	631,722	6,142	—
HSBC Bank plc	5/7/25	CNY	4,592,616	USD	629,902	7,961	—
State Street Bank & Trust Co.	5/7/25	CNY	2,296,308	USD	314,869	4,063	—
HSBC Bank plc	6/4/25	CNY	455,532	USD	62,846	390	—
Citibank, N.A.	5/6/25	COP	417,000,000	USD	97,841	762	—
Citibank, N.A.	5/6/25	COP	237,000,000	USD	56,482	—	(442)
Wells Fargo Bank N.A.	5/6/25	COP	235,000,000	USD	55,979	—	(411)
Goldman Sachs & Co.	5/6/25	COP	320,197	USD	76	—	—
UBS AG	5/5/25	CZK	3,395,288	USD	154,959	—	(807)
Wells Fargo Bank N.A.	5/5/25	CZK	3,295,426	USD	150,469	—	(852)
Canadian Imperial Bank of Commerce	5/5/25	CZK	3,295,426	USD	150,339	—	(721)
Bank of America, N.A.	5/5/25	CZK	1,170,000	USD	53,456	—	(336)
Standard Chartered Bank	5/5/25	CZK	973,000	USD	44,344	—	(169)
UBS AG	5/5/25	CZK	550,000	USD	23,788	1,183	—

Total International Bond II Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	5/5/25	EUR	8,711,099	USD	9,902,224	—	(30,865)
HSBC Bank plc	5/5/25	EUR	5,173,000	USD	5,879,445	—	(17,439)
Royal Bank of Canada	5/5/25	EUR	5,007,721	USD	5,690,382	—	(15,668)
Standard Chartered Bank	5/5/25	EUR	4,802,679	USD	5,460,133	—	(17,770)
Barclays Bank plc	5/5/25	EUR	3,850,000	USD	4,382,950	—	(20,158)
Citibank, N.A.	5/5/25	EUR	3,672,000	USD	4,173,624	—	(12,539)
Canadian Imperial Bank of Commerce	5/5/25	EUR	3,631,996	USD	4,131,922	—	(16,170)
BNP Paribas	5/5/25	EUR	3,403,100	USD	3,871,778	—	(15,409)
Wells Fargo Bank N.A.	5/5/25	EUR	2,750,000	USD	3,126,035	—	(9,755)
Commonwealth Bank of Australia	5/5/25	EUR	2,200,000	USD	2,499,693	—	(6,667)
Societe Generale SA	5/5/25	EUR	2,200,000	USD	2,498,980	—	(5,956)
The Bank of New York Mellon Corp.	5/5/25	EUR	1,650,000	USD	1,878,305	—	(8,537)
State Street Bank & Trust Co.	5/5/25	EUR	1,289,501	USD	1,395,423	65,831	—
The Bank of New York Mellon Corp.	5/5/25	EUR	930,000	USD	1,015,885	37,985	—
JPMorgan Chase Bank, N.A.	5/5/25	EUR	685,000	USD	779,031	—	(2,794)
JPMorgan Chase Bank, N.A.	5/5/25	EUR	449,499	USD	487,027	22,343	—
JPMorgan Chase Bank, N.A.	6/3/25	EUR	135,000	USD	153,697	—	(445)
UBS AG	5/5/25	EUR	121,000	USD	137,547	—	(430)
Citibank, N.A.	5/5/25	EUR	37,000	USD	40,004	1,924	—
Wells Fargo Bank N.A.	6/3/25	GBP	255,000	USD	340,054	—	(174)
Barclays Bank plc	5/2/25	GBP	105,000	USD	135,488	4,445	—
BNP Paribas	5/2/25	GBP	103,000	USD	132,940	4,328	—
HSBC Bank plc	5/2/25	GBP	88,000	USD	117,914	—	(636)
HSBC Bank plc	5/6/25	HKD	161,000	USD	20,761	—	—
Societe Generale SA	5/6/25	HUF	36,521,274	USD	102,703	—	(434)
UBS AG	5/6/25	HUF	36,521,274	USD	102,676	—	(407)
JPMorgan Chase Bank, N.A.	5/6/25	HUF	6,700,000	USD	18,880	—	(118)
Deutsche Bank AG	5/5/25	IDR	8,242,555,080	USD	492,132	5,340	—
Citibank, N.A.	5/5/25	IDR	7,942,555,080	USD	471,120	8,248	—
Standard Chartered Bank	5/5/25	IDR	4,671,277,540	USD	277,000	4,928	—
JPMorgan Chase Bank, N.A.	5/5/25	IDR	1,190,066,332	USD	70,492	1,328	—
Deutsche Bank AG	6/3/25	IDR	688,101,000	USD	41,216	304	—
BNP Paribas	5/5/25	IDR	229,748,860	USD	13,540	328	—
HSBC Bank plc	5/5/25	ILS	1,072,836	USD	295,059	—	(222)
Wells Fargo Bank N.A.	5/5/25	ILS	357,612	USD	98,516	—	(237)
State Street Bank & Trust Co.	5/5/25	ILS	105,000	USD	28,182	674	—
Barclays Bank plc	5/2/25	JPY	159,992,000	USD	1,117,579	1,654	—
The Bank of New York Mellon Corp.	5/2/25	JPY	80,192,000	USD	560,156	831	—
HSBC Bank plc	5/2/25	JPY	80,192,000	USD	559,297	1,690	—
Toronto-Dominion Bank	5/2/25	JPY	80,360,000	USD	558,948	3,214	—
Canadian Imperial Bank of Commerce	6/3/25	JPY	77,500,000	USD	545,003	—	(892)
Canadian Imperial Bank of Commerce	5/2/25	JPY	79,000,000	USD	529,149	23,499	—
Barclays Bank plc	5/2/25	JPY	30,000,000	USD	210,435	—	(568)
State Street Bank & Trust Co.	5/8/25	KRW	2,900,030,925	USD	2,025,447	11,520	—
HSBC Bank plc	5/8/25	KRW	708,204,194	USD	489,731	7,708	—
Deutsche Bank AG	5/8/25	KRW	457,721,585	USD	319,573	1,928	—
Wells Fargo Bank N.A.	5/8/25	KRW	438,006,185	USD	305,657	1,997	—
Standard Chartered Bank	5/8/25	KRW	438,006,185	USD	304,870	2,784	—
BNP Paribas	5/8/25	KRW	438,006,185	USD	304,675	2,979	—
Deutsche Bank AG	6/4/25	KRW	148,539,048	USD	104,789	—	(271)
Deutsche Bank AG	5/8/25	KRW	14,076,400	USD	9,906	—	(19)
Toronto-Dominion Bank	5/5/25	MXN	6,472,000	USD	330,626	—	(830)
BNP Paribas	5/5/25	MXN	6,472,000	USD	330,626	—	(830)

Total International Bond II Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
BNP Paribas	5/5/25	MXN	1,850,000	USD	90,014	4,257	—
BNP Paribas	5/5/25	MYR	1,148,643	USD	264,824	1,483	—
HSBC Bank plc	5/5/25	MYR	1,128,947	USD	256,551	5,190	—
Standard Chartered Bank	5/5/25	MYR	1,097,732	USD	253,958	547	—
Citibank, N.A.	5/5/25	MYR	1,097,732	USD	250,910	3,594	—
Bank of America, N.A.	5/5/25	MYR	1,097,732	USD	250,853	3,652	—
Standard Chartered Bank	6/4/25	MYR	238,999	USD	55,509	—	(46)
Deutsche Bank AG	5/5/25	MYR	169,799	USD	37,858	1,510	—
BNP Paribas	5/5/25	NOK	1,975,000	USD	190,454	—	(612)
HSBC Bank plc	5/5/25	NOK	427,607	USD	41,259	—	(156)
Toronto-Dominion Bank	5/5/25	NOK	75,000	USD	7,116	94	—
Commonwealth Bank of Australia	5/2/25	NZD	32,000	USD	18,126	883	—
Standard Chartered Bank	5/2/25	NZD	10,500	USD	6,266	—	(28)
State Street Bank & Trust Co.	5/6/25	PEN	359,900	USD	97,818	337	—
HSBC Bank plc	5/6/25	PEN	207,000	USD	56,403	52	—
Citibank, N.A.	5/6/25	PEN	204,900	USD	55,649	233	—
Canadian Imperial Bank of Commerce	5/5/25	PLN	1,111,742	USD	295,735	—	(1,663)
Wells Fargo Bank N.A.	5/5/25	PLN	737,871	USD	196,590	—	(1,412)
Toronto-Dominion Bank	5/5/25	PLN	555,871	USD	147,937	—	(900)
Standard Chartered Bank	5/5/25	PLN	417,000	USD	110,825	—	(522)
Canadian Imperial Bank of Commerce	5/5/25	PLN	33,000	USD	8,500	229	—
Barclays Bank plc	5/5/25	RON	579,547	USD	132,498	—	(638)
HSBC Bank plc	5/5/25	RON	579,547	USD	132,317	—	(457)
Standard Chartered Bank	5/5/25	RON	271,000	USD	61,879	—	(221)
BNP Paribas	5/5/25	RON	38,000	USD	8,700	—	(54)
HSBC Bank plc	5/5/25	SEK	4,067,492	USD	422,904	—	(1,950)
Wells Fargo Bank N.A.	5/5/25	SEK	2,033,746	USD	211,298	—	(822)
Barclays Bank plc	5/5/25	SEK	2,033,746	USD	210,948	—	(471)
BNP Paribas	5/5/25	SEK	1,835,000	USD	190,256	—	(348)
State Street Bank & Trust Co.	5/5/25	SEK	760,000	USD	75,521	3,133	—
BNP Paribas	5/5/25	SEK	110,000	USD	10,973	411	—
HSBC Bank plc	5/5/25	SGD	445,157	USD	340,934	3	—
Wells Fargo Bank N.A.	5/5/25	SGD	445,157	USD	340,882	55	—
Toronto-Dominion Bank	5/5/25	SGD	12,500	USD	9,542	32	—
Wells Fargo Bank N.A.	5/6/25	THB	9,581,207	USD	284,478	2,471	—
Standard Chartered Bank	5/6/25	THB	9,418,206	USD	282,066	—	—
BNP Paribas	5/6/25	THB	9,418,206	USD	281,793	275	—
Standard Chartered Bank	5/6/25	THB	6,695,206	USD	200,919	—	(403)
JPMorgan Chase Bank, N.A.	5/6/25	THB	4,043,206	USD	120,982	109	—
State Street Bank & Trust Co.	6/5/25	THB	1,653,537	USD	49,652	—	(20)
HSBC Bank plc	5/6/25	THB	269,666	USD	8,109	—	(32)
Commonwealth Bank of Australia	5/2/25	USD	2,730,855	AUD	4,381,279	—	(75,617)
Commonwealth Bank of Australia	6/3/25	USD	2,507,265	AUD	3,917,237	—	(2,823)
JPMorgan Chase Bank, N.A.	6/3/25	USD	1,170,371	AUD	1,828,551	—	(1,329)
Citibank, N.A.	6/3/25	USD	682,667	AUD	1,066,569	—	(769)
JPMorgan Chase Bank, N.A.	5/2/25	USD	580,572	AUD	931,447	—	(16,076)
Citibank, N.A.	5/2/25	USD	536,663	AUD	861,002	—	(14,860)
State Street Bank & Trust Co.	5/2/25	USD	450,642	AUD	722,988	—	(12,475)
BNP Paribas	5/2/25	USD	52,446	AUD	84,142	—	(1,452)
State Street Bank & Trust Co.	6/3/25	USD	37,443	AUD	58,500	—	(43)
UBS AG	5/2/25	USD	29,620	AUD	47,000	—	(486)
Bank of America, N.A.	5/2/25	USD	15,636	AUD	25,000	—	(378)
Toronto-Dominion Bank	5/1/25	USD	3,554,990	CAD	5,109,000	—	(151,129)

Total International Bond II Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	6/2/25	USD	3,662,494	CAD	5,051,000	—	(7,574)
Royal Bank of Canada	6/2/25	USD	2,072,905	CAD	2,859,000	—	(4,450)
The Bank of New York Mellon Corp.	5/1/25	USD	1,935,980	CAD	2,778,275	—	(79,410)
Royal Bank of Canada	5/1/25	USD	1,320,506	CAD	1,897,655	—	(56,072)
Bank of Montreal	5/1/25	USD	1,210,051	CAD	1,739,000	—	(51,437)
Bank of Montreal	6/2/25	USD	1,208,751	CAD	1,667,000	—	(2,496)
The Bank of New York Mellon Corp.	6/2/25	USD	449,044	CAD	620,535	—	(1,838)
Barclays Bank plc	6/2/25	USD	400,347	CAD	553,000	—	(1,464)
State Street Bank & Trust Co.	6/2/25	USD	400,303	CAD	553,000	—	(1,508)
Wells Fargo Bank N.A.	5/1/25	USD	95,834	CAD	137,602	—	(3,984)
JPMorgan Chase Bank, N.A.	5/1/25	USD	48,979	CAD	70,000	—	(1,800)
UBS AG	6/3/25	USD	1,132,412	CHF	928,554	2,724	—
State Street Bank & Trust Co.	5/5/25	USD	767,435	CHF	676,067	—	(52,180)
Bank of Montreal	5/5/25	USD	551,917	CHF	486,244	—	(37,571)
State Street Bank & Trust Co.	6/3/25	USD	314,345	CHF	257,414	1,172	—
Toronto-Dominion Bank	5/5/25	USD	270,723	CHF	238,580	—	(18,515)
BNP Paribas	6/3/25	USD	247,016	CHF	202,279	922	—
Toronto-Dominion Bank	6/3/25	USD	230,933	CHF	189,108	862	—
BNP Paribas	5/5/25	USD	205,345	CHF	180,964	—	(14,044)
Wells Fargo Bank N.A.	5/5/25	USD	40,068	CHF	33,000	62	—
State Street Bank & Trust Co.	5/6/25	USD	101,204	CLP	94,000,000	1,940	—
Toronto-Dominion Bank	5/6/25	USD	83,997	CLP	79,893,235	—	(370)
Wells Fargo Bank N.A.	6/4/25	USD	66,220	CLP	62,000,000	760	—
Toronto-Dominion Bank	6/4/25	USD	48,873	CLP	46,000,000	306	—
State Street Bank & Trust Co.	6/4/25	USD	45,082	CLP	43,334,082	—	(670)
Wells Fargo Bank N.A.	6/4/25	USD	45,396	CLP	43,000,000	—	(3)
Wells Fargo Bank N.A.	5/6/25	USD	30,597	CLP	29,000,000	—	(26)
Standard Chartered Bank	5/7/25	USD	950,974	CNY	6,888,000	—	(5,693)
HSBC Bank plc	5/7/25	USD	696,902	CNY	5,049,070	—	(4,359)
Standard Chartered Bank	6/4/25	USD	632,979	CNY	4,592,616	—	(4,559)
HSBC Bank plc	6/4/25	USD	631,170	CNY	4,592,616	—	(6,368)
State Street Bank & Trust Co.	6/4/25	USD	315,501	CNY	2,296,308	—	(3,269)
Citibank, N.A.	6/5/25	USD	97,425	COP	417,000,000	—	(738)
Citibank, N.A.	6/5/25	USD	56,243	COP	237,000,000	453	—
Wells Fargo Bank N.A.	6/5/25	USD	55,739	COP	235,000,000	420	—
Citibank, N.A.	5/6/25	USD	42,602	COP	176,000,000	985	—
Bank of America, N.A.	5/6/25	USD	2,456	COP	10,320,197	16	—
Goldman Sachs & Co.	6/5/25	USD	75	COP	320,197	—	—
Canadian Imperial Bank of Commerce	5/5/25	USD	255,697	CZK	5,895,070	—	(11,948)
Societe Generale SA	5/5/25	USD	255,565	CZK	5,895,070	—	(12,080)
UBS AG	6/3/25	USD	155,065	CZK	3,395,288	804	—
Wells Fargo Bank N.A.	6/3/25	USD	150,573	CZK	3,295,426	849	—
Canadian Imperial Bank of Commerce	6/3/25	USD	150,442	CZK	3,295,426	718	—
Standard Chartered Bank	6/3/25	USD	44,375	CZK	973,000	168	—
Standard Chartered Bank	5/5/25	USD	38,453	CZK	889,000	—	(1,909)
UBS AG	5/2/25	USD	503,764	DKK	3,468,663	—	(22,736)
UBS AG	6/3/25	USD	353,039	DKK	2,312,442	1,278	—
Bank of America, N.A.	6/3/25	USD	352,836	DKK	2,312,442	1,074	—
State Street Bank & Trust Co.	5/2/25	USD	167,988	DKK	1,156,221	—	(7,511)
State Street Bank & Trust Co.	5/5/25	USD	22,555,122	EUR	20,849,649	—	(1,071,563)
State Street Bank & Trust Co.	6/3/25	USD	16,063,972	EUR	14,107,000	49,674	—
Toronto-Dominion Bank	5/5/25	USD	12,991,373	EUR	12,005,639	—	(613,336)
Toronto-Dominion Bank	6/3/25	USD	10,077,366	EUR	8,849,724	31,137	—

Total International Bond II Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
HSBC Bank plc	5/5/25	USD	9,521,057	EUR	8,797,933	—	(448,702)
Royal Bank of Canada	5/5/25	USD	8,154,605	EUR	7,545,377	—	(395,765)
HSBC Bank plc	6/3/25	USD	6,047,998	EUR	5,312,000	17,801	—
Royal Bank of Canada	6/3/25	USD	5,858,591	EUR	5,146,721	16,020	—
Barclays Bank plc	6/3/25	USD	4,547,971	EUR	3,988,170	20,590	—
Standard Chartered Bank	6/3/25	USD	4,475,637	EUR	3,932,679	11,250	—
Citibank, N.A.	6/3/25	USD	4,338,776	EUR	3,810,625	12,944	—
Canadian Imperial Bank of Commerce	6/3/25	USD	4,139,143	EUR	3,631,996	16,092	—
BNP Paribas	6/3/25	USD	3,878,540	EUR	3,403,100	15,333	—
Barclays Bank plc	5/5/25	USD	3,618,050	EUR	3,342,000	—	(169,081)
Standard Chartered Bank	5/5/25	USD	3,174,116	EUR	2,931,409	—	(147,736)
Wells Fargo Bank N.A.	6/3/25	USD	3,131,495	EUR	2,750,000	9,690	—
Commonwealth Bank of Australia	6/3/25	USD	2,504,059	EUR	2,200,000	6,614	—
Societe Generale SA	6/3/25	USD	2,503,345	EUR	2,200,000	5,900	—
Canadian Imperial Bank of Commerce	5/5/25	USD	1,809,276	EUR	1,671,000	—	(84,290)
Wells Fargo Bank N.A.	5/5/25	USD	1,808,433	EUR	1,671,000	—	(85,133)
Societe Generale SA	5/5/25	USD	1,806,924	EUR	1,671,000	—	(86,642)
The Bank of New York Mellon Corp.	6/3/25	USD	1,881,592	EUR	1,650,000	8,507	—
Commonwealth Bank of Australia	5/5/25	USD	1,205,687	EUR	1,114,000	—	(56,691)
The Bank of New York Mellon Corp.	5/5/25	USD	1,204,119	EUR	1,114,000	—	(58,257)
BNP Paribas	5/5/25	USD	1,100,184	EUR	1,016,677	—	(51,907)
JPMorgan Chase Bank, N.A.	6/3/25	USD	938,389	EUR	823,750	3,267	—
Citibank, N.A.	5/5/25	USD	880,667	EUR	813,818	—	(41,546)
Bank of America, N.A.	5/5/25	USD	602,812	EUR	557,000	—	(28,377)
Deutsche Bank AG	5/5/25	USD	601,246	EUR	557,000	—	(29,943)
JPMorgan Chase Bank, N.A.	5/5/25	USD	153,429	EUR	135,000	448	—
UBS AG	6/3/25	USD	137,787	EUR	121,000	428	—
JPMorgan Chase Bank, N.A.	5/5/25	USD	27,157	EUR	25,095	—	(1,281)
State Street Bank & Trust Co.	5/2/25	USD	3,221,682	GBP	2,496,131	—	(104,907)
Toronto-Dominion Bank	5/2/25	USD	2,914,234	GBP	2,257,936	—	(94,913)
State Street Bank & Trust Co.	6/3/25	USD	2,955,048	GBP	2,212,132	6,581	—
Toronto-Dominion Bank	6/3/25	USD	2,944,386	GBP	2,204,132	6,582	—
HSBC Bank plc	6/3/25	USD	2,303,732	GBP	1,724,546	5,150	—
HSBC Bank plc	5/2/25	USD	2,163,614	GBP	1,676,359	—	(70,466)
Royal Bank of Canada	5/2/25	USD	1,460,723	GBP	1,131,762	—	(47,574)
Royal Bank of Canada	6/3/25	USD	1,230,666	GBP	921,262	2,751	—
BNP Paribas	6/3/25	USD	968,504	GBP	725,010	2,165	—
BNP Paribas	5/2/25	USD	661,974	GBP	512,894	—	(21,560)
JPMorgan Chase Bank, N.A.	6/3/25	USD	154,957	GBP	116,000	345	—
HSBC Bank plc	6/3/25	USD	20,770	HKD	161,000	—	—
The Bank of New York Mellon Corp.	5/6/25	USD	20,715	HKD	161,000	—	(45)
BNP Paribas	5/6/25	USD	107,223	HUF	39,871,274	—	(4,427)
Standard Chartered Bank	5/6/25	USD	107,159	HUF	39,871,274	—	(4,491)
Societe Generale SA	6/3/25	USD	102,556	HUF	36,521,274	434	—
UBS AG	6/3/25	USD	102,529	HUF	36,521,274	407	—
Deutsche Bank AG	5/5/25	USD	753,076	IDR	12,513,834,000	—	(2,180)
Deutsche Bank AG	6/3/25	USD	473,776	IDR	7,942,555,080	—	(5,472)
Citibank, N.A.	6/3/25	USD	470,452	IDR	7,942,555,080	—	(8,796)
Standard Chartered Bank	5/5/25	USD	251,344	IDR	4,171,278,000	—	(412)
Standard Chartered Bank	5/5/25	USD	252,436	IDR	4,171,275,704	684	—
Standard Chartered Bank	6/3/25	USD	235,236	IDR	3,971,277,540	—	(4,388)
Citibank, N.A.	5/5/25	USD	85,136	IDR	1,419,815,188	—	(552)
JPMorgan Chase Bank, N.A.	6/3/25	USD	58,636	IDR	990,066,332	—	(1,104)

Total International Bond II Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
HSBC Bank plc	6/4/25	USD	295,293	ILS	1,072,836	225	—
UBS AG	5/5/25	USD	103,738	ILS	383,862	—	(1,755)
Standard Chartered Bank	5/5/25	USD	103,462	ILS	383,862	—	(2,030)
Wells Fargo Bank N.A.	5/5/25	USD	103,451	ILS	383,862	—	(2,041)
HSBC Bank plc	5/5/25	USD	103,323	ILS	383,862	—	(2,169)
Wells Fargo Bank N.A.	6/4/25	USD	98,589	ILS	357,612	233	—
BNP Paribas	6/4/25	USD	7,150	ILS	26,000	—	(1)
Toronto-Dominion Bank	5/2/25	USD	3,734,678	JPY	557,844,923	—	(167,755)
Standard Chartered Bank	5/2/25	USD	2,211,010	JPY	329,599,871	—	(94,723)
Standard Chartered Bank	6/3/25	USD	2,178,984	JPY	309,695,428	4,679	—
Wells Fargo Bank N.A.	5/2/25	USD	1,693,624	JPY	252,000,000	—	(69,254)
Bank of Montreal	6/3/25	USD	1,707,735	JPY	242,943,658	2,081	—
Barclays Bank plc	6/3/25	USD	1,684,106	JPY	240,184,000	—	(2,174)
The Bank of New York Mellon Corp.	6/3/25	USD	1,679,834	JPY	239,064,000	1,416	—
Barclays Bank plc	5/2/25	USD	1,570,871	JPY	234,553,477	—	(69,959)
Toronto-Dominion Bank	6/3/25	USD	1,564,800	JPY	222,402,462	3,360	—
JPMorgan Chase Bank, N.A.	5/2/25	USD	1,125,396	JPY	168,000,000	—	(49,857)
The Bank of New York Mellon Corp.	5/2/25	USD	1,122,857	JPY	168,000,000	—	(52,396)
Barclays Bank plc	6/3/25	USD	1,023,400	JPY	145,568,537	1,395	—
Royal Bank of Canada	5/2/25	USD	885,669	JPY	131,997,729	—	(37,728)
Commonwealth Bank of Australia	5/2/25	USD	883,296	JPY	131,661,136	—	(37,746)
Royal Bank of Canada	6/3/25	USD	891,936	JPY	126,769,403	1,915	—
HSBC Bank plc	6/3/25	USD	666,321	JPY	94,483,112	2,976	—
HSBC Bank plc	5/2/25	USD	607,726	JPY	90,323,000	—	(24,134)
BNP Paribas	6/3/25	USD	595,316	JPY	84,672,040	852	—
State Street Bank & Trust Co.	5/2/25	USD	565,356	JPY	84,000,000	—	(22,271)
Deutsche Bank AG	5/2/25	USD	563,433	JPY	84,000,000	—	(24,193)
UBS AG	5/2/25	USD	562,980	JPY	84,000,000	—	(24,646)
Commonwealth Bank of Australia	6/3/25	USD	573,921	JPY	81,627,829	830	—
Toronto-Dominion Bank	6/3/25	USD	560,967	JPY	80,360,000	—	(3,223)
The Bank of New York Mellon Corp.	6/3/25	USD	562,182	JPY	80,192,000	—	(829)
HSBC Bank plc	6/3/25	USD	561,318	JPY	80,192,000	—	(1,692)
State Street Bank & Trust Co.	6/3/25	USD	562,139	JPY	79,688,000	2,667	—
Deutsche Bank AG	6/3/25	USD	559,890	JPY	79,688,000	418	—
Deutsche Bank AG	6/3/25	USD	559,420	JPY	79,688,000	—	(52)
Canadian Imperial Bank of Commerce	5/2/25	USD	370,098	JPY	55,254,292	—	(16,436)
State Street Bank & Trust Co.	6/4/25	USD	2,028,844	KRW	2,900,030,925	—	(11,745)
State Street Bank & Trust Co.	5/8/25	USD	1,956,553	KRW	2,862,986,830	—	(54,395)
BNP Paribas	5/8/25	USD	673,128	KRW	983,994,732	—	(18,026)
HSBC Bank plc	5/8/25	USD	671,982	KRW	983,994,732	—	(19,172)
Deutsche Bank AG	5/8/25	USD	383,858	KRW	563,075,366	—	(11,644)
HSBC Bank plc	6/4/25	USD	306,392	KRW	438,006,185	—	(1,808)
Deutsche Bank AG	6/4/25	USD	306,283	KRW	438,006,185	—	(1,917)
Wells Fargo Bank N.A.	6/4/25	USD	306,154	KRW	438,006,185	—	(2,047)
Standard Chartered Bank	6/4/25	USD	305,367	KRW	438,006,185	—	(2,833)
BNP Paribas	6/4/25	USD	305,201	KRW	438,006,185	—	(2,999)
Deutsche Bank AG	5/7/25	USD	104,583	KRW	148,539,048	257	—
State Street Bank & Trust Co.	5/5/25	USD	356,247	MXN	7,321,000	—	(16,811)
Toronto-Dominion Bank	5/5/25	USD	349,255	MXN	7,176,339	—	(16,432)
BNP Paribas	5/5/25	USD	338,875	MXN	6,964,000	—	(15,991)
State Street Bank & Trust Co.	6/3/25	USD	339,236	MXN	6,667,339	823	—
Toronto-Dominion Bank	6/3/25	USD	339,081	MXN	6,664,000	838	—
BNP Paribas	6/3/25	USD	329,312	MXN	6,472,000	814	—

Total International Bond II Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
HSBC Bank plc	5/5/25	USD	519,337	MYR	2,296,586	—	(13,117)
BNP Paribas	5/5/25	USD	519,210	MYR	2,296,000	—	(13,108)
Citibank, N.A.	5/5/25	USD	258,990	MYR	1,148,000	—	(7,169)
Standard Chartered Bank	6/4/25	USD	254,237	MYR	1,097,732	—	(506)
BNP Paribas	6/4/25	USD	253,588	MYR	1,097,732	—	(1,155)
Citibank, N.A.	6/4/25	USD	251,197	MYR	1,097,732	—	(3,546)
Bank of America, N.A.	6/4/25	USD	251,150	MYR	1,097,732	—	(3,593)
HSBC Bank plc	6/4/25	USD	249,888	MYR	1,097,732	—	(4,855)
Standard Chartered Bank	5/5/25	USD	55,452	MYR	238,999	41	—
BNP Paribas	5/5/25	USD	190,136	NOK	2,003,000	—	(2,398)
BNP Paribas	6/3/25	USD	190,455	NOK	1,975,000	610	—
Toronto-Dominion Bank	5/5/25	USD	45,133	NOK	474,607	—	(488)
HSBC Bank plc	6/3/25	USD	41,259	NOK	427,607	156	—
State Street Bank & Trust Co.	5/2/25	USD	305,329	NZD	537,103	—	(13,729)
HSBC Bank plc	6/4/25	USD	172,436	NZD	290,290	—	(176)
HSBC Bank plc	5/2/25	USD	164,106	NZD	289,551	—	(7,897)
Commonwealth Bank of Australia	6/4/25	USD	171,807	NZD	289,231	—	(176)
UBS AG	6/4/25	USD	144,013	NZD	242,303	—	(65)
Commonwealth Bank of Australia	5/2/25	USD	59,619	NZD	105,193	—	(2,869)
State Street Bank & Trust Co.	6/4/25	USD	58,343	NZD	98,220	—	(60)
JPMorgan Chase Bank, N.A.	5/2/25	USD	21,354	NZD	37,677	—	(1,028)
Toronto-Dominion Bank	6/4/25	USD	12,474	NZD	21,000	—	(13)
JPMorgan Chase Bank, N.A.	6/4/25	USD	4,146	NZD	6,980	—	(4)
State Street Bank & Trust Co.	6/4/25	USD	97,703	PEN	359,900	—	(350)
Citibank, N.A.	5/6/25	USD	84,495	PEN	308,800	276	—
HSBC Bank plc	6/4/25	USD	56,337	PEN	207,000	—	(59)
Citibank, N.A.	6/4/25	USD	55,580	PEN	204,900	—	(244)
HSBC Bank plc	5/6/25	USD	42,235	PEN	155,000	—	(38)
Wells Fargo Bank N.A.	5/6/25	USD	42,159	PEN	154,000	159	—
HSBC Bank plc	5/6/25	USD	42,141	PEN	154,000	141	—
Wells Fargo Bank N.A.	5/5/25	USD	312,155	PLN	1,208,242	—	(7,443)
Canadian Imperial Bank of Commerce	6/3/25	USD	295,479	PLN	1,111,742	1,645	—
Canadian Imperial Bank of Commerce	5/5/25	USD	156,113	PLN	604,121	—	(3,686)
Societe Generale SA	5/5/25	USD	155,912	PLN	604,121	—	(3,888)
Wells Fargo Bank N.A.	6/3/25	USD	147,828	PLN	555,871	910	—
Toronto-Dominion Bank	6/3/25	USD	147,809	PLN	555,871	891	—
Standard Chartered Bank	6/3/25	USD	110,729	PLN	417,000	516	—
Standard Chartered Bank	5/5/25	USD	104,821	PLN	407,000	—	(2,837)
BNP Paribas	5/5/25	USD	8,241	PLN	32,000	—	(223)
Societe Generale SA	5/5/25	USD	129,781	RON	597,047	—	(6,060)
HSBC Bank plc	5/5/25	USD	129,537	RON	597,047	—	(6,304)
Barclays Bank plc	6/3/25	USD	132,326	RON	579,547	640	—
HSBC Bank plc	6/3/25	USD	132,140	RON	579,547	454	—
Standard Chartered Bank	5/5/25	USD	59,399	RON	274,000	—	(2,942)
Standard Chartered Bank	6/3/25	USD	61,800	RON	271,000	223	—
UBS AG	5/5/25	USD	448,644	SEK	4,470,492	—	(14,018)
Toronto-Dominion Bank	5/5/25	USD	447,634	SEK	4,470,492	—	(15,028)
HSBC Bank plc	6/3/25	USD	439,747	SEK	4,222,492	1,975	—
Wells Fargo Bank N.A.	6/3/25	USD	211,671	SEK	2,033,746	821	—
Barclays Bank plc	6/3/25	USD	211,319	SEK	2,033,746	469	—
BNP Paribas	5/5/25	USD	189,425	SEK	1,899,000	—	(7,107)
BNP Paribas	6/3/25	USD	190,591	SEK	1,835,000	346	—
HSBC Bank plc	5/5/25	USD	674,717	SGD	902,814	—	(16,730)

Total International Bond II Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
HSBC Bank plc	6/3/25	USD	341,490	SGD	445,157	5	—
Wells Fargo Bank N.A.	6/3/25	USD	341,439	SGD	445,157	—	(46)
BNP Paribas	6/3/25	USD	16,109	SGD	21,000	—	—
Wells Fargo Bank N.A.	5/6/25	USD	460,769	THB	15,608,000	—	(6,676)
Standard Chartered Bank	5/6/25	USD	460,717	THB	15,608,000	—	(6,729)
Wells Fargo Bank N.A.	6/5/25	USD	284,994	THB	9,581,207	—	(2,597)
Standard Chartered Bank	6/5/25	USD	282,656	THB	9,418,206	—	(42)
BNP Paribas	6/5/25	USD	282,392	THB	9,418,206	—	(306)
JPMorgan Chase Bank, N.A.	5/6/25	USD	229,562	THB	7,802,698	—	(4,122)
Standard Chartered Bank	6/5/25	USD	201,347	THB	6,695,206	382	—
JPMorgan Chase Bank, N.A.	6/5/25	USD	121,299	THB	4,043,206	—	(62)
State Street Bank & Trust Co.	5/6/25	USD	49,507	THB	1,653,537	—	(15)
HSBC Bank plc	5/6/25	USD	12,004	THB	407,000	—	(185)
						583,876	(5,708,615)

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $129,626,066)	123,686,307
Affiliated Issuers (Cost $3,879,259)	3,879,308
Total Investments in Securities	127,565,615
Investment in Vanguard	3,434
Cash	10
Foreign Currency, at Value (Cost $94,920)	9,251
Receivables for Investment Securities Sold	3,367,945
Receivables for Accrued Income	1,177,082
Receivables for Capital Shares Issued	61,291
Variation Margin Receivable—Futures Contracts	7,681
Variation Margin Receivable—Centrally Cleared Non-Deliverable Forward Currency Contracts	3,293
Unrealized Appreciation—Over-the-Counter Forward Currency Contracts	583,876
Total Assets	132,779,478
Liabilities
Payables for Investment Securities Purchased	55,656
Payables for Capital Shares Redeemed	29,095
Payables to Vanguard	3,805
Unrealized Depreciation—Over-the-Counter Forward Currency Contracts	5,708,615
Total Liabilities	5,797,171
Net Assets	126,982,307
At April 30, 2025, net assets consisted of:

Paid-in Capital	137,224,994
Total Distributable Earnings (Loss)	(10,242,687)
Net Assets	126,982,307

Investor Shares—Net Assets
Applicable to 739,362,753 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,616,503
Net Asset Value Per Share—Investor Shares	$8.95

Institutional Shares—Net Assets
Applicable to 4,532,371,655 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	120,365,804
Net Asset Value Per Share—Institutional Shares	$26.56

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Interest[1,2]	1,611,660
Total Income	1,611,660
Expenses
The Vanguard Group—Note B
Investment Advisory Services	7,058
Management and Administrative—Investor Shares	3,538
Management and Administrative—Institutional Shares	30,228
Marketing and Distribution—Investor Shares	162
Marketing and Distribution—Institutional Shares	2,005
Custodian Fees	2,082
Shareholders’ Reports and Proxy Fees—Investor Shares	37
Shareholders’ Reports and Proxy Fees—Institutional Shares	569
Trustees’ Fees and Expenses	32
Other Expenses	18
Total Expenses	45,729
Net Investment Income	1,565,931
Realized Net Gain (Loss)
Investment Securities Sold[1]	(1,457,813)
Futures Contracts	(2,417)
Swap Contracts	—
Forward Currency Contracts	5,027,834
Foreign Currencies	1,016,274
Realized Net Gain (Loss)	4,583,878
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	6,134,505
Futures Contracts	5,874
Forward Currency Contracts	(9,262,336)
Foreign Currencies	(164,020)
Change in Unrealized Appreciation (Depreciation)	(3,285,977)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,863,832
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $49,349, ($14), and $9, respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $5,359.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,565,931	2,587,530
Realized Net Gain (Loss)	4,583,878	(6,032,116)
Change in Unrealized Appreciation (Depreciation)	(3,285,977)	13,469,213
Net Increase (Decrease) in Net Assets Resulting from Operations	2,863,832	10,024,627
Distributions
Investor Shares	(213,000)	(296,488)
Institutional Shares	(3,834,927)	(4,879,865)
Total Distributions	(4,047,927)	(5,176,353)
Capital Share Transactions
Investor Shares	3,186	305,767
Institutional Shares	4,307,603	18,876,069
Net Increase (Decrease) from Capital Share Transactions	4,310,789	19,181,836
Total Increase (Decrease)	3,126,694	24,030,110
Net Assets
Beginning of Period	123,855,613	99,825,503
End of Period	126,982,307	123,855,613

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	February 26, 2021[1] to October 31, 2021	Year Ended October 31,
			2024	2023	2022
Net Asset Value, Beginning of Period	$9.03	$8.64	$8.64	$9.95	$10.00
Investment Operations
Net Investment Income[2]	.109	.196	.141	.071	.023
Net Realized and Unrealized Gain (Loss) on Investments	.099	.610	(.001)	(1.288)	(.051)
Total from Investment Operations	.208	.806	.140	(1.217)	(.028)
Distributions
Dividends from Net Investment Income	(.288)	(.416)	(.140)	(.093)	(.022)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.288)	(.416)	(.140)	(.093)	(.022)
Net Asset Value, End of Period	$8.95	$9.03	$8.64	$8.64	$9.95
Total Return[3]	2.34%	9.45%	1.61%	-12.30%	-0.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,617	$6,677	$6,088	$6,048	$1,326
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%[4]	0.13%[4]	0.13%[4]	0.13%[5]
Ratio of Net Investment Income to Average Net Assets	2.45%	2.19%	1.60%	0.77%	0.34%[5]
Portfolio Turnover Rate	14%	25%	26%	28%[6]	19%[6]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	February17, 2021[1] to October 31, 2021	Year Ended October 31,
			2024	2023	2022
Net Asset Value, Beginning of Period	$26.81	$25.64	$25.65	$29.53	$30.00
Investment Operations
Net Investment Income[2]	.330	.599	.435	.218	.080
Net Realized and Unrealized Gain (Loss) on Investments	.281	1.822	(.013)	(3.810)	(.472)
Total from Investment Operations	.611	2.421	.422	(3.592)	(.392)
Distributions
Dividends from Net Investment Income	(.861)	(1.251)	(.432)	(.288)	(.078)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.861)	(1.251)	(.432)	(.288)	(.078)
Net Asset Value, End of Period	$26.56	$26.81	$25.64	$25.65	$29.53
Total Return	2.32%	9.57%	1.63%	-12.24%	-1.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$120,366	$117,178	$93,738	$83,432	$39,147
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%[3]	0.07%[3]	0.07%[4]
Ratio of Net Investment Income to Average Net Assets	2.51%	2.26%	1.67%	0.80%	0.38%[4]
Portfolio Turnover Rate	14%	25%	26%	28%[5]	19%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Notes to Financial Statements
Vanguard Total International Bond II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts ("eligible investors"). The fund is not available to other investors. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund enters into centrally cleared non-deliverable forward currency contracts to achieve the same objective specified with respect to the equivalent over-the-counter forward currency contracts; rather than physical delivery of the two currencies at maturity, a net cash settlement is made by one party to the other in accordance with contract terms. Additionally, there is less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers. Risks associated with all types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, rehypothecated or (under master netting agreements) resold. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Total International Bond II Index Fund
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2025, the fund’s average investment in forward currency contracts represented 154% of net assets, based on the average of the net amounts of notional exposure.
5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended April 30, 2025, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 0% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open credit default swap contracts at April 30, 2025.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	4,742	(32,684)	(27,942)	33,131	—	—
Bank of Montreal	2,081	(91,504)	(89,423)	86,871	—	—
Barclays Bank plc	29,193	(264,513)	(235,320)	278,823	—	—
BNP Paribas	37,236	(172,770)	(135,534)	146,334	—	—

Total International Bond II Index Fund
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Canadian Imperial Bank of Commerce	42,183	(135,806)	(93,623)	107,879	—	—
Citibank, N.A.	29,419	(91,201)	(61,782)	65,429	—	—
Commonwealth Bank of Australia	8,327	(182,589)	(174,262)	184,872	—	—
Deutsche Bank AG	10,723	(75,691)	(64,968)	60,806	—	—
HSBC Bank plc	51,911	(649,328)	(597,417)	686,228	—	—
JPMorgan Chase Bank, N.A.	28,099	(80,020)	(51,921)	56,433	—	—
Royal Bank of Canada	21,364	(557,257)	(535,893)	601,034	—	—
Societe Generale SA	6,334	(115,060)	(108,726)	125,866	—	—
Standard Chartered Bank	37,148	(300,989)	(263,841)	294,346	—	—
State Street Bank & Trust Co.	149,083	(1,373,522)	(1,224,439)	1,451,206	—	—
The Bank of New York Mellon Corp.	48,739	(201,312)	(152,573)	153,967	—	—
Toronto-Dominion Bank	49,700	(1,122,544)	(1,072,844)	1,205,131	—	—
UBS AG	6,824	(68,098)	(61,274)	72,231	—	—
Wells Fargo Bank N.A.	20,770	(193,727)	(172,957)	174,011	—	—
Centrally Cleared Non-Deliverable Forward Currency Contracts	3,293	—	3,293	36,751	—	—
Exchange-Traded Futures Contracts	7,681	—	7,681	28,392	—	—
Total	594,850	(5,708,615)	(5,113,765)	5,849,741	—	—
1  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2  Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities, which may include amounts not subject to offsetting. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments.
3  Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for the open federal and state income tax year, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Total International Bond II Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $3,434,000, representing less than 0.01% of the fund’s net assets and 1.37% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	952	—	952
Asset-Backed/Commercial Mortgage-Backed Securities	—	467	—	467
Corporate Bonds	—	26,450,648	—	26,450,648
Sovereign Bonds	—	97,234,240	—	97,234,240
Temporary Cash Investments	3,879,308	—	—	3,879,308
Total	3,879,308	123,686,307	—	127,565,615
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,323	—	—	5,323
Forward Currency Contracts	3,598[1]	583,876	—	587,474
Total	8,921	583,876	—	592,797
Liabilities
Forward Currency Contracts	(575)[1]	(5,708,615)	—	(5,709,190)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared non-deliverable forward currency contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At April 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	5,323	—	5,323
Unrealized Appreciation—Forward Currency Contracts[1]	—	587,474	587,474
Total Assets	5,323	587,474	592,797

Unrealized Depreciation—Forward Currency Contracts[1]	—	(5,709,190)	(5,709,190)
Total Liabilities	—	(5,709,190)	(5,709,190)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared non-deliverable forward currency contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Total International Bond II Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(2,417)	—	—	(2,417)
Swap Contracts	—	—	—	—
Forward Currency Contracts	—	5,027,834	—	5,027,834
Realized Net Gain (Loss) on Derivatives	(2,417)	5,027,834	—	5,025,417
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	5,874	—	—	5,874
Forward Currency Contracts	—	(9,262,336)	—	(9,262,336)
Change in Unrealized Appreciation (Depreciation) on Derivatives	5,874	(9,262,336)	—	(9,256,462)
E.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	128,627,291
Gross Unrealized Appreciation	10,117,683
Gross Unrealized Depreciation	(16,295,752)
Net Unrealized Appreciation (Depreciation)	(6,178,069)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $4,479,458,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2025, the fund purchased $17,563,498,000 of investment securities and sold $19,413,925,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	62,205	6,979	225,325	25,394
Issued in Lieu of Cash Distributions	213,000	23,913	296,486	33,137
Redeemed	(272,019)	(30,594)	(216,044)	(24,161)
Net Increase (Decrease)—Investor Shares	3,186	298	305,767	34,370
Institutional Shares
Issued	5,266,270	198,139	16,390,674	620,858
Issued in Lieu of Cash Distributions	3,834,927	145,037	4,879,865	183,805
Redeemed	(4,793,594)	(181,314)	(2,394,470)	(90,361)
Net Increase (Decrease)—Institutional Shares	4,307,603	161,862	18,876,069	714,302
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially

Total International Bond II Index Fund
larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q44382 062025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Charlotte Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	207,768,507,191	3,766,630,022	N/A	N/A
Mark Loughridge	205,992,071,126	5,543,066,086	N/A	N/A
Scott C. Malpass	206,166,685,872	5,368,451,340	N/A	N/A
John Murphy	207,748,398,623	3,786,738,589	N/A	N/A
Lubos Pastor	207,778,028,893	3,757,108,319	N/A	N/A
Rebecca Patterson	207,874,139,134	3,660,998,078	N/A	N/A
André F. Perold	206,287,852,815	5,247,284,397	N/A	N/A
Salim Ramji	206,292,335,353	5,242,801,859	N/A	N/A
Sarah Bloom Raskin	206,252,844,667	5,282,292,546	N/A	N/A
Grant Reid	207,738,459,498	3,796,677,714	N/A	N/A
David Thomas	207,690,816,479	3,844,320,733	N/A	N/A
Barbara Venneman	207,849,027,717	3,686,109,495	N/A	N/A
Peter F. Volanakis	206,022,341,660	5,512,795,553	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Total International Bond Index Fund

The board of trustees of Vanguard Total International Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Total International Bond II Index Fund

The board of trustees of Vanguard Total International Bond II Index Fund has renewed the fund’s investment advisory arrangement with the Vanguard Group Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2021; it also took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to sound, disciplined investment management processes; the group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception in 2021, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the fund ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2025

VANGUARD CHARLOTTE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 23, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.